UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 96.62%

ADVERTISING — 0.67%
Affinion Group Inc.
7.88%, 12/15/18 (Call 08/31/15)[a]	$1,025	$702,125
inVentiv Health Inc.
9.00%, 01/15/18 (Call 01/15/16)[b]	1,450	1,511,598
MDC Partners Inc.
6.75%, 04/01/20 (Call 04/01/16)[a,b]	1,750	1,741,250
Visant Corp.
10.00%, 10/01/17 (Call 08/31/15)[a]	1,800	1,404,000

		5,358,973
AEROSPACE & DEFENSE — 0.33%
Kratos Defense & Security Solutions Inc.
7.00%, 05/15/19 (Call 05/15/16)[a]	1,350	1,211,625
Meccanica Holdings USA Inc.
6.25%, 07/15/19[b]	1,100	1,188,000
Sequa Corp.
7.00%, 12/15/17 (Call 08/31/15)[a,b]	350	238,000

		2,637,625
AIRLINES — 0.76%
Air Canada
6.75%, 10/01/19 (Call 10/01/16)[b]	1,150	1,219,000
American Airlines Group Inc.
4.63%, 03/01/20[a,b]	1,195	1,168,113
5.50%, 10/01/19[b]	1,675	1,704,312
Continental Airlines Inc. 2012-3 Pass Through Trust Class C
6.13%, 04/29/18	800	834,000
U.S. Airways Group Inc.
6.13%, 06/01/18	1,100	1,144,000

		6,069,425
APPAREL — 0.07%
Nine West Holdings Inc.
8.25%, 03/15/19[b]	950	560,500

		560,500
AUTO MANUFACTURERS — 0.90%
Fiat Chrysler Automobile NV
4.50%, 04/15/20[a]	3,470	3,506,435
Jaguar Land Rover Automotive PLC
3.50%, 03/15/20 (Call 12/15/19)[b]	1,350	1,302,750
4.13%, 12/15/18[b]	1,250	1,262,500
4.25%, 11/15/19[a,b]	1,175	1,180,875

		7,252,560
AUTO PARTS & EQUIPMENT — 0.49%
Gestamp Funding Luxembourg SA
5.63%, 05/31/20 (Call 05/31/16)[a,b]	750	773,437

Security	Principal (000s)	Value

Pittsburgh Glass Works LLC
8.00%, 11/15/18 (Call 11/15/15)[b]	$67	$70,183
UCI International Inc.
8.63%, 02/15/19 (Call 08/31/15)	850	714,000
ZF North America Capital Inc.
4.00%, 04/29/20[b]	2,365	2,388,650

		3,946,270
BANKS — 2.96%
CIT Group Inc.
3.88%, 02/19/19	2,450	2,459,187
4.25%, 08/15/17	4,100	4,187,125
5.00%, 05/15/17	2,700	2,794,500
5.25%, 03/15/18[a]	3,350	3,496,562
5.38%, 05/15/20[a]	1,350	1,427,625
5.50%, 02/15/19[b]	4,040	4,266,944
6.63%, 04/01/18[b]	1,950	2,098,688
Royal Bank of Scotland Group PLC
4.70%, 07/03/18	550	569,164
Royal Bank of Scotland NV
4.65%, 06/04/18	1,300	1,350,050
Synovus Financial Corp.
5.13%, 06/15/17	1,100	1,130,250

		23,780,095
BEVERAGES — 0.88%
Constellation Brands Inc.
3.88%, 11/15/19[a]	1,225	1,249,500
7.25%, 09/01/16	1,597	1,684,835
7.25%, 05/15/17	1,476	1,603,305
Cott Beverages Inc.
6.75%, 01/01/20 (Call 01/01/17)[b]	1,500	1,565,625
Innovation Ventures LLC/Innovation Ventures Finance Corp.
9.50%, 08/15/19 (Call 08/31/15)[a,b]	918	954,720

		7,057,985
BUILDING MATERIALS — 1.40%
Associated Materials LLC/AMH New Finance Inc.
9.13%, 11/01/17 (Call 08/31/15)[a]	1,265	1,068,925
Euramax International Inc.
9.50%, 04/01/16 (Call 08/17/15)[a]	375	374,062
Hanson Ltd.
6.13%, 08/15/16	1,326	1,383,681
Lafarge SA
6.50%, 07/15/16	1,813	1,885,520
Louisiana-Pacific Corp.
7.50%, 06/01/20 (Call 06/01/16)	838	888,280
Masco Corp.
6.13%, 10/03/16	2,055	2,157,750
7.13%, 03/15/20	600	697,500
USG Corp.
6.30%, 11/15/16	1,608	1,676,340
9.75%, 01/15/18	1,000	1,132,500

		11,264,558
CHEMICALS — 1.84%
Ashland Inc.
3.88%, 04/15/18 (Call 03/15/18)[a]	1,550	1,592,625

1

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

Hexion Inc.
6.63%, 04/15/20 (Call 08/31/15)	$3,500	$3,206,875
8.88%, 02/01/18 (Call 08/31/15)	2,600	2,288,000
INEOS Group Holdings SA
5.88%, 02/15/19 (Call 02/15/16)[b]	1,500	1,507,500
6.13%, 08/15/18 (Call 08/31/15)[a,b]	1,510	1,532,650
Kraton Polymers LLC/Kraton Polymers Capital Corp.
6.75%, 03/01/19 (Call 08/31/15)	814	822,140
Perstorp Holding AB
8.75%, 05/15/17 (Call 08/31/15)[a,b]	900	929,250
11.00%, 08/15/17 (Call 08/31/15)[b]	700	728,000
PQ Corp.
8.75%, 11/01/18 (Call 08/31/15)[a,b]	1,350	1,377,000
Rain CII Carbon LLC/CII Carbon Corp.
8.00%, 12/01/18 (Call 08/31/15)[a,b]	850	826,625

		14,810,665
COMMERCIAL SERVICES — 3.75%
ADT Corp. (The)
2.25%, 07/15/17	1,600	1,596,000
4.13%, 04/15/19[a]	1,425	1,449,102
APX Group Inc.
6.38%, 12/01/19 (Call 12/01/15)	2,175	2,120,625
Cenveo Corp.
6.00%, 08/01/19 (Call 02/01/19)[b]	1,275	1,141,125
Constellis Holdings LLC/Constellis Finance Corp.
9.75%, 05/15/20 (Call 05/15/17)[b]	1,165	1,115,488
DynCorp International Inc.
10.38%, 07/01/17 (Call 08/31/15)	1,070	797,150
Global A&T Electronics Ltd.
10.00%, 02/01/19 (Call 02/01/16)[b]	2,350	2,126,750
Hertz Corp. (The)
6.75%, 04/15/19 (Call 08/31/15)	2,614	2,692,420
7.50%, 10/15/18 (Call 08/31/15)	1,932	1,980,300
Interactive Data Corp.
5.88%, 04/15/19 (Call 08/31/15)[a,b]	925	937,719
Iron Mountain Inc.
7.75%, 10/01/19 (Call 10/01/15)	1,370	1,436,787
Jaguar Holding Co. II/Jaguar Merger Sub Inc.
9.50%, 12/01/19 (Call 08/21/15)[b]	1,092	1,169,805
Laureate Education Inc.
10.00%, 09/01/19 (Call 09/01/15)[a,b]	3,075	2,890,500
Modular Space Corp.
10.25%, 01/31/19 (Call 01/31/16)[b]	800	624,000
Monitronics International Inc.
9.13%, 04/01/20 (Call 04/01/16)[a]	1,325	1,278,625
Prospect Medical Holdings Inc.
8.38%, 05/01/19 (Call 08/31/15)[b]	740	788,100
RR Donnelley & Sons Co.
7.63%, 06/15/20[a]	1,000	1,140,000
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 05/15/18 (Call 08/31/15)[a,b]	1,250	1,278,125
Speedy Cash Intermediate Holdings Corp.
10.75%, 05/15/18 (Call 08/31/15)[a,b]	1,050	934,500
Truven Health Analytics Inc.
10.63%, 06/01/20 (Call 06/01/16)	850	888,250
United Rentals North America Inc.
7.38%, 05/15/20 (Call 05/15/16)[a]	1,674	1,782,810

		30,168,181

Security	Principal (000s)	Value

COMPUTERS — 1.06%
Dell Inc.
2.30%, 09/10/15	$1,272	$1,272,000
3.10%, 04/01/16[a]	694	697,470
5.65%, 04/15/18	1,250	1,312,500
5.88%, 06/15/19[a]	1,500	1,575,000
SRA International Inc.
11.00%, 10/01/19 (Call 10/01/15)[a]	950	995,125
SunGard Data Systems Inc.
6.63%, 11/01/19 (Call 11/01/15)	2,600	2,684,500

		8,536,595
COSMETICS & PERSONAL CARE — 0.33%
Albea Beauty Holdings SA
8.38%, 11/01/19 (Call 11/01/15)[a,b]	961	1,021,063
Avon Products Inc.
5.35%, 03/15/20	1,050	924,000
6.50%, 03/01/19[a]	750	708,750

		2,653,813
DISTRIBUTION & WHOLESALE — 1.23%
HD Supply Inc.
7.50%, 07/15/20 (Call 10/15/16)	2,950	3,141,750
11.00%, 04/15/20 (Call 04/15/16)	2,012	2,240,865
11.50%, 07/15/20 (Call 10/15/16)	2,250	2,593,125
VWR Funding Inc.
7.25%, 09/15/17 (Call 08/31/15)	1,883	1,939,490

		9,915,230
DIVERSIFIED FINANCIAL SERVICES — 12.21%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
2.75%, 05/15/17	850	845,750
3.75%, 05/15/19	1,820	1,824,186
4.25%, 07/01/20	1,150	1,165,755
Aircastle Ltd.
4.63%, 12/15/18[a]	800	838,000
6.25%, 12/01/19	1,300	1,441,375
6.75%, 04/15/17	1,100	1,175,625
Ally Financial Inc.
2.75%, 01/30/17	1,696	1,693,880
3.13%, 01/15/16	1,082	1,086,058
3.25%, 02/13/18	1,750	1,745,625
3.50%, 07/18/16	2,290	2,314,045
3.50%, 01/27/19	1,350	1,341,562
3.60%, 05/21/18[a]	2,600	2,613,000
3.75%, 11/18/19[a]	1,600	1,592,000
4.13%, 03/30/20	1,400	1,403,500
4.75%, 09/10/18	1,150	1,190,250
5.50%, 02/15/17	2,800	2,912,000
6.25%, 12/01/17	1,950	2,088,840
8.00%, 12/31/18	1,150	1,280,813
8.00%, 03/15/20	2,600	3,068,000
CNG Holdings Inc.
9.38%, 05/15/20 (Call 05/15/16)[b]	850	565,250
DFC Finance Corp.
10.50%, 06/15/20 (Call 06/15/17)[b]	1,700	1,194,250
General Motors Financial Co. Inc.
2.75%, 05/15/16	1,320	1,333,179
Globe Luxembourg SCA
9.63%, 05/01/18 (Call 05/01/17)[a,b]	1,200	1,065,245
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
3.50%, 03/15/17 (Call 02/15/17)	2,675	2,701,750

2

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

4.88%, 03/15/19 (Call 07/15/16)	$2,900	$2,983,375
International Lease Finance Corp.
3.88%, 04/15/18	1,500	1,516,875
5.75%, 05/15/16[a]	2,455	2,514,087
5.88%, 04/01/19[a]	2,650	2,836,565
6.25%, 05/15/19[a]	2,900	3,147,675
8.63%, 09/15/15	3,051	3,071,799
8.75%, 03/15/17	3,400	3,704,129
8.88%, 09/01/17[a]	844	938,436
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.38%, 04/01/20 (Call 04/01/16)[b]	1,150	1,150,000
KCG Holdings Inc.
6.88%, 03/15/20 (Call 03/15/17)[b]	1,100	1,034,000
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 08/31/15)	850	841,500
9.63%, 05/01/19 (Call 08/31/15)[a]	1,180	1,241,950
Navient Corp.
3.88%, 09/10/15	800	800,000
4.63%, 09/25/17	868	861,490
4.88%, 06/17/19	2,350	2,244,250
5.50%, 01/15/19[a]	2,750	2,695,000
6.00%, 01/25/17	2,250	2,295,000
6.25%, 01/25/16[a]	3,100	3,134,875
8.00%, 03/25/20	3,350	3,492,375
8.45%, 06/15/18	5,700	6,170,250
Ocwen Financial Corp.
7.13%, 05/15/19 (Call 05/15/16)[b]	1,000	942,500
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (Call 12/15/16)[b]	1,600	1,680,000
Outerwall Inc.
6.00%, 03/15/19 (Call 03/15/16)[a]	750	755,625
ROC Finance LLC/ROC Finance 1 Corp.
12.13%, 09/01/18 (Call 08/31/15)[a,b]	825	874,500
Springleaf Finance Corp.
5.25%, 12/15/19[a]	1,625	1,633,125
5.75%, 09/15/16	700	721,000
6.90%, 12/15/17	3,750	4,003,125
Series I
5.40%, 12/01/15	1,170	1,181,700
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 09/15/18 (Call 09/15/15)[a,b]	1,550	1,232,250

		98,177,394
ELECTRIC — 2.25%
AES Corp./VA
8.00%, 06/01/20[a]	1,250	1,450,000
DPL Inc.
6.50%, 10/15/16 (Call 09/15/16)	18	18,765
Dynegy Inc.
6.75%, 11/01/19 (Call 05/01/17)[b]	4,825	4,957,687
EDP Finance BV
4.90%, 10/01/19[b]	450	473,382
FirstEnergy Corp. Series A
2.75%, 03/15/18 (Call 02/15/18)	1,300	1,314,819
GenOn Energy Inc.
7.88%, 06/15/17	1,550	1,561,776
9.50%, 10/15/18	1,463	1,481,288
IPALCO Enterprises Inc.
5.00%, 05/01/18 (Call 04/01/18)	435	458,876
NRG Energy Inc.
7.63%, 01/15/18	2,633	2,863,388

Security	Principal (000s)	Value

Talen Energy Supply LLC
4.63%, 07/15/19 (Call 07/15/16)[b]	$2,925	$2,846,376
6.50%, 05/01/18[a]	600	639,000

		18,065,357
ELECTRICAL COMPONENTS & EQUIPMENT — 0.21%
Anixter Inc.
5.63%, 05/01/19[a]	750	791,250
WireCo WorldGroup Inc.
9.50%, 05/15/17 (Call 08/31/15)	942	857,178

		1,648,428
ELECTRONICS — 0.48%
Flextronics International Ltd.
4.63%, 02/15/20	575	593,688
Kemet Corp.
10.50%, 05/01/18 (Call 08/31/15)[a]	866	844,350
Rexel SA
5.25%, 06/15/20 (Call 06/15/16)[a,b]	1,380	1,421,400
Sanmina Corp.
4.38%, 06/01/19[a,b]	1,000	1,015,000

		3,874,438
ENERGY — ALTERNATE SOURCES — 0.11%
ContourGlobal Power Holdings SA
7.13%, 06/01/19 (Call 06/01/16)[b]	850	888,250

		888,250
ENGINEERING & CONSTRUCTION — 0.62%
Abengoa Finance SAU
7.75%, 02/01/20[a,b]	1,200	864,000
8.88%, 11/01/17[a,b]	1,500	1,432,500
Aguila 3 SA
7.88%, 01/31/18 (Call 08/31/15)[b]	1,950	2,001,188
Michael Baker International LLC/CDL Acquisition Co. Inc.
8.25%, 10/15/18 (Call 04/15/16)[b]	700	675,500

		4,973,188
ENTERTAINMENT — 1.04%
Gibson Brands Inc.
8.88%, 08/01/18 (Call 02/01/16)[a,b]	995	985,050
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)[a]	1,260	1,300,950
Graton Economic Development Authority
9.63%, 09/01/19 (Call 09/01/15)[b]	650	695,500
Greektown Holdings LLC/Greektown Mothership Corp.
8.88%, 03/15/19 (Call 03/15/16)[b]	1,000	1,050,000
International Game Technology
7.50%, 06/15/19	400	429,000
International Game Technology PLC
5.63%, 02/15/20 (Call 11/15/19)[a,b]	1,350	1,346,625
Isle of Capri Casinos Inc.
8.88%, 06/15/20 (Call 06/15/16)[a]	625	675,000
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.
8.88%, 04/15/17 (Call 08/31/15)[b]	851	851,000
Peninsula Gaming LLC/Peninsula Gaming Corp.
8.38%, 02/15/18 (Call 08/31/15)[a,b]	300	312,000

3

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

Production Resource Group Inc.
8.88%, 05/01/19 (Call 08/31/15)[a]	$950	$741,000

		8,386,125
ENVIRONMENTAL CONTROL — 0.35%
Casella Waste Systems Inc.
7.75%, 02/15/19 (Call 08/31/15)	875	890,313
Nuverra Environmental Solutions Inc.
9.88%, 04/15/18 (Call 08/31/15)[a]	850	616,250
Tervita Corp.
8.00%, 11/15/18 (Call 11/15/15)[b]	1,450	1,261,500

		2,768,063
FOOD — 1.32%
Aramark Services Inc.
5.75%, 03/15/20 (Call 08/31/15)	2,185	2,282,232
BI-LO LLC/BI-LO Finance Corp.
9.25%, 02/15/19 (Call 08/31/15)[b]	1,088	1,101,600
Bumble Bee Holdings Inc.
9.00%, 12/15/17 (Call 08/31/15)[a,b]	1,774	1,844,960
FAGE Dairy Industry SA/FAGE USA Dairy Industry Inc.
9.88%, 02/01/20 (Call 08/31/15)[b]	500	515,000
Smithfield Foods Inc.
5.25%, 08/01/18 (Call 08/31/15)[a,b]	1,250	1,273,437
7.75%, 07/01/17	550	603,625
SUPERVALU Inc.
8.00%, 05/01/16	89	92,338
Tesco PLC
2.70%, 01/05/17[a,b]	800	806,611
5.50%, 11/15/17[b]	1,950	2,080,708

		10,600,511
FOREST PRODUCTS & PAPER — 0.08%
Tembec Industries Inc.
9.00%, 12/15/19 (Call 10/15/16)[a,b]	800	646,000

		646,000
GAS — 0.63%
China Oil & Gas Group Ltd.
5.25%, 04/25/18 (Call 04/25/16)[a,b]	600	591,720
NGL Energy Partners LP/NGL Energy Finance Corp.
5.13%, 07/15/19 (Call 06/15/19)	900	875,250
Sabine Pass LNG LP
7.50%, 11/30/16	3,450	3,600,756

		5,067,726
HEALTH CARE — PRODUCTS — 1.60%
Alere Inc.
6.50%, 06/15/20 (Call 06/15/16)[a]	950	989,187
7.25%, 07/01/18 (Call 12/15/15)	1,000	1,048,750
8.63%, 10/01/18 (Call 08/31/15)	600	618,000
ConvaTec Healthcare E SA
10.50%, 12/15/18 (Call 08/31/15)[b]	700	734,125
Hospira Inc.
6.05%, 03/30/17	800	854,884
Immucor Inc.
11.13%, 08/15/19 (Call 08/31/15)[a]	880	924,000

Security	Principal (000s)	Value

Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)	$4,346	$4,628,490
12.50%, 11/01/19 (Call 11/01/15)[a]	1,293	1,388,359
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 04/15/17)[b]	1,660	1,703,575

		12,889,370
HEALTH CARE — SERVICES — 5.88%
Capella Healthcare Inc.
9.25%, 07/01/17 (Call 08/31/15)	1,138	1,172,140
Centene Corp.
5.75%, 06/01/17	1,000	1,050,757
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 08/31/15)[a]	3,610	3,709,275
7.13%, 07/15/20 (Call 07/15/16)	2,750	2,932,187
8.00%, 11/15/19 (Call 11/15/15)	4,666	4,905,132
Fresenius Medical Care U.S. Finance II Inc.
5.63%, 07/31/19[a,b]	1,750	1,914,063
Fresenius Medical Care U.S. Finance Inc.
6.50%, 09/15/18[a,b]	700	773,500
6.88%, 07/15/17	1,360	1,484,100
HCA Inc.
3.75%, 03/15/19	3,650	3,702,469
4.25%, 10/15/19	1,300	1,339,000
6.50%, 02/15/16	2,934	3,007,350
6.50%, 02/15/20	6,800	7,599,000
8.00%, 10/01/18[a]	1,050	1,212,750
Health Net Inc./CA
6.38%, 06/01/17	500	532,500
IASIS Healthcare LLC/IASIS Capital Corp.
8.38%, 05/15/19 (Call 08/31/15)	2,100	2,178,750
Kindred Healthcare Inc.
8.00%, 01/15/20[b]	1,800	1,948,500
MedImpact Holdings Inc.
10.50%, 02/01/18 (Call 08/31/15)[b]	400	420,000
Tenet Healthcare Corp.
4.75%, 06/01/20	1,275	1,319,625
5.00%, 03/01/19[b]	2,650	2,676,500
5.50%, 03/01/19[b]	1,200	1,221,000
6.25%, 11/01/18	2,000	2,180,000

		47,278,598
HOLDING COMPANIES — DIVERSIFIED — 0.32%
American Capital Ltd.
6.50%, 09/15/18 (Call 09/15/15)[b]	1,076	1,111,643
HRG Group Inc.
7.88%, 07/15/19 (Call 01/15/16)	1,350	1,434,375

		2,546,018
HOME BUILDERS — 1.94%
Centex LLC
6.50%, 05/01/16	532	549,290
DR Horton Inc.
3.63%, 02/15/18 (Call 11/15/17)[a]	880	897,600
3.75%, 03/01/19 (Call 12/01/18)[a]	1,275	1,294,125
4.00%, 02/15/20	1,470	1,514,100
4.75%, 05/15/17[a]	710	734,850
6.50%, 04/15/16[a]	544	557,600
KB Home
4.75%, 05/15/19 (Call 02/15/19)	750	746,250
8.00%, 03/15/20	900	991,125

4

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	$1,200	$1,242,000
4.50%, 11/15/19 (Call 08/15/19)	1,315	1,357,737
4.75%, 12/15/17 (Call 09/15/17)	600	624,000
12.25%, 06/01/17	523	611,910
Standard Pacific Corp.
8.38%, 05/15/18	1,400	1,599,500
Toll Brothers Finance Corp.
4.00%, 12/31/18 (Call 11/30/18)[a]	800	820,000
8.91%, 10/15/17[a]	900	1,017,000
TRI Pointe Holdings Inc.
4.38%, 06/15/19	1,000	995,000

		15,552,087
HOUSEHOLD PRODUCTS & WARES — 1.76%
ACCO Brands Corp.
6.75%, 04/30/20 (Call 04/30/17)[a]	1,200	1,266,000
American Achievement Corp.
10.88%, 04/15/16 (Call 08/31/15)[a,b]	751	745,368
Central Garden & Pet Co.
8.25%, 03/01/18 (Call 08/31/15)[a]	894	915,232
Jarden Corp.
7.50%, 05/01/17	1,050	1,141,875
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
7.13%, 04/15/19 (Call 08/31/15)	2,600	2,668,250
7.88%, 08/15/19 (Call 08/31/15)	1,250	1,301,562
8.50%, 05/15/18 (Call 08/31/15)	1,500	1,526,250
9.00%, 04/15/19 (Call 08/31/15)	1,000	1,028,750
9.88%, 08/15/19 (Call 08/31/15)	3,400	3,578,500

		14,171,787
INSURANCE — 0.44%
Genworth Holdings Inc.
6.52%, 05/22/18	1,450	1,527,823
7.70%, 06/15/20	875	960,312
Radian Group Inc.
5.25%, 06/15/20	1,050	1,052,625

		3,540,760
INTERNET — 0.30%
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)[a]	1,150	1,175,875
IAC/InterActiveCorp
4.88%, 11/30/18 (Call 08/31/15)	1,225	1,266,344

		2,442,219
IRON & STEEL — 3.28%
AK Steel Corp.
7.63%, 05/15/20 (Call 08/31/15)[a]	1,200	855,000
8.75%, 12/01/18 (Call 12/01/15)	1,319	1,328,893
Allegheny Technologies Inc.
9.38%, 06/01/19	750	840,000
ArcelorMittal
4.50%, 03/01/16[a]	993	1,004,171
5.13%, 06/01/20[a]	1,605	1,596,975
5.25%, 02/25/17	3,100	3,200,750
6.13%, 06/01/18	3,400	3,599,750
10.60%, 06/01/19	3,320	3,942,500

Security	Principal (000s)	Value

Cliffs Natural Resources Inc.
8.25%, 03/31/20 (Call 03/31/18)[a,b]	$1,150	$1,043,625
Commercial Metals Co.
6.50%, 07/15/17	650	682,500
7.35%, 08/15/18[a]	1,250	1,339,062
Essar Steel Algoma Inc.
9.50%, 11/15/19 (Call 11/15/16)[a,b]	800	604,000
Evraz Inc. N.A. Canada
7.50%, 11/15/19 (Call 05/15/17)[b]	400	394,000
Ryerson Inc./Joseph T Ryerson & Son Inc.
9.00%, 10/15/17 (Call 08/31/15)	1,460	1,430,800
Steel Dynamics Inc.
6.13%, 08/15/19 (Call 08/15/16)	977	1,020,965
U.S. Steel Corp.
6.05%, 06/01/17	1,000	1,025,000
7.00%, 02/01/18	1,100	1,133,341
7.38%, 04/01/20[a]	1,400	1,354,500

		26,395,832
LEISURE TIME — 0.44%
Carlson Wagonlit BV
6.88%, 06/15/19 (Call 08/31/15)[b]	949	998,822
NCL Corp. Ltd.
5.25%, 11/15/19 (Call 11/15/16)[a,b]	1,500	1,550,550
Sabre Holdings Corp.
8.35%, 03/15/16	949	979,843

		3,529,215
LODGING — 1.36%
Marina District Finance Co. Inc.
9.88%, 08/15/18 (Call 08/16/15)[a]	244	250,710
MGM Resorts International
5.25%, 03/31/20[a]	1,450	1,468,125
7.50%, 06/01/16[a]	1,905	1,985,962
7.63%, 01/15/17	1,575	1,673,437
8.63%, 02/01/19	1,850	2,085,875
10.00%, 11/01/16	1,095	1,190,813
11.38%, 03/01/18	1,060	1,248,150
MTR Gaming Group Inc.
11.50%, 08/01/19 (Call 08/12/15)[a]	1,000	1,061,250

		10,964,322
MACHINERY — 1.78%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 02/01/16)[a,b]	1,610	1,605,975
Case New Holland Industrial Inc.
7.88%, 12/01/17	3,750	4,134,375
CNH Industrial Capital LLC
3.25%, 02/01/17[a]	700	700,875
3.38%, 07/15/19[a]	1,150	1,131,313
3.63%, 04/15/18[a]	1,000	1,007,500
3.88%, 11/01/15	1,725	1,727,156
3.88%, 07/16/18[a,b]	1,600	1,608,000
6.25%, 11/01/16[a]	1,503	1,561,241
Hyva Global BV
8.63%, 03/24/16 (Call 08/31/15)[a,b]	800	804,000

		14,280,435

5

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

MANUFACTURING — 1.26%
AVINTIV Specialty Materials Inc.
7.75%, 02/01/19 (Call 08/31/15)	$405	$415,125
Bombardier Inc.
4.75%, 04/15/19[b]	1,450	1,308,625
5.50%, 09/15/18[a,b]	1,485	1,399,613
7.50%, 03/15/18[a,b]	1,560	1,575,600
7.75%, 03/15/20[b]	2,000	1,847,500
Harsco Corp.
5.75%, 05/15/18	950	972,697
LSB Industries Inc.
7.75%, 08/01/19 (Call 08/01/16)	950	1,002,250
SPX Corp.
6.88%, 09/01/17	1,530	1,642,837

		10,164,247
MEDIA — 6.17%
American Media Inc.
11.50%, 12/15/17 (Call 08/31/15)[a]	100	104,750
Cablevision Systems Corp.
7.75%, 04/15/18	1,350	1,461,375
8.00%, 04/15/20	1,300	1,407,250
8.63%, 09/15/17	2,150	2,365,000
CCO Holdings LLC/CCO Holdings Capital Corp.
7.00%, 01/15/19 (Call 08/31/15)	321	333,439
7.38%, 06/01/20 (Call 12/01/15)	2,828	2,987,075
Clear Channel Worldwide Holdings Inc. Series B
7.63%, 03/15/20 (Call 08/31/15)	4,268	4,470,730
Cogeco Cable Inc.
4.88%, 05/01/20 (Call 05/01/16)[b]	950	973,750
CSC Holdings LLC
8.63%, 02/15/19	1,217	1,378,253
Cumulus Media Holdings Inc.
7.75%, 05/01/19 (Call 08/31/15)[a]	1,350	1,171,125
DISH DBS Corp.
4.25%, 04/01/18	2,600	2,632,500
4.63%, 07/15/17	2,766	2,835,150
5.13%, 05/01/20	2,475	2,499,750
7.13%, 02/01/16[a]	3,500	3,578,750
7.88%, 09/01/19[a]	3,100	3,472,000
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 08/31/15)[a]	3,255	3,132,937
10.00%, 01/15/18 (Call 07/15/16)[a]	2,000	1,590,000
Numericable-SFR SAS
4.88%, 05/15/19 (Call 05/15/16)[a,b]	5,520	5,602,800
Sirius XM Radio Inc.
4.25%, 05/15/20 (Call 05/15/16)[a,b]	1,300	1,290,250
Starz LLC/Starz Finance Corp.
5.00%, 09/15/19 (Call 09/15/15)	1,614	1,646,280
TEGNA Inc.
5.13%, 10/15/19 (Call 10/15/16)[a]	1,400	1,445,500
5.13%, 07/15/20 (Call 07/15/16)	1,200	1,249,560
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 08/31/15)	1,875	1,987,500

		49,615,724
METAL FABRICATE & HARDWARE — 0.42%
JMC Steel Group Inc.
8.25%, 03/15/18 (Call 08/31/15)[b]	2,005	1,784,450

Security	Principal (000s)	Value

Wise Metals Group LLC/Wise Alloys Finance Corp.
8.75%, 12/15/18 (Call 06/15/16)[a,b]	$1,525	$1,559,313

		3,343,763
MINING — 1.77%
Alcoa Inc.
5.55%, 02/01/17	1,670	1,749,325
5.72%, 02/23/19	1,750	1,861,563
6.75%, 07/15/18	1,750	1,914,062
Aleris International Inc.
7.63%, 02/15/18 (Call 08/31/15)	1,250	1,256,250
Barminco Finance Pty Ltd.
9.00%, 06/01/18[b]	850	773,500
Consolidated Minerals Ltd.
8.00%, 05/15/20 (Call 05/15/17)[b]	600	468,000
FMG Resources August 2006 Pty Ltd.
8.25%, 11/01/19 (Call 11/01/15)[a,b]	3,315	2,419,950
Global Brass & Copper Inc.
9.50%, 06/01/19 (Call 06/01/16)[a]	1,162	1,266,580
Novelis Inc.
8.38%, 12/15/17 (Call 08/31/15)	2,450	2,532,687

		14,241,917
OIL & GAS — 7.94%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
9.63%, 10/15/18 (Call 08/31/15)	1,050	756,000
Atwood Oceanics Inc.
6.50%, 02/01/20 (Call 02/01/16)	1,530	1,430,659
Bill Barrett Corp.
7.63%, 10/01/19 (Call 10/01/15)[a]	720	647,227
California Resources Corp.
5.00%, 01/15/20 (Call 12/15/19)[a]	2,100	1,800,750
Canbriam Energy Inc.
9.75%, 11/15/19 (Call 05/15/17)[b]	800	806,000
Chesapeake Energy Corp.
3.25%, 03/15/16 (Call 08/31/15)	1,112	1,100,880
6.50%, 08/15/17[a]	1,050	1,021,125
7.25%, 12/15/18[a]	1,693	1,616,815
Citgo Holding Inc.
10.75%, 02/15/20[b]	3,250	3,347,500
Clayton Williams Energy Inc.
7.75%, 04/01/19 (Call 08/31/15)[a]	1,296	1,153,066
Comstock Resources Inc.
10.00%, 03/15/20 (Call 03/15/16)[a,b]	1,600	1,416,000
Energy XXI Gulf Coast Inc.
11.00%, 03/15/20 (Call 09/15/17)[a,b]	3,200	2,432,000
EP Energy LLC/Everest Acquisition Finance Inc.
9.38%, 05/01/20 (Call 05/01/16)[a]	4,600	4,747,750
EV Energy Partners LP/EV Energy Finance Corp.
8.00%, 04/15/19 (Call 08/31/15)	1,050	929,250
Halcon Resources Corp.
8.63%, 02/01/20 (Call 02/01/17)[a,b]	1,655	1,580,525
Harvest Operations Corp.
6.88%, 10/01/17	719	659,674
Lightstream Resources Ltd.
8.63%, 02/01/20 (Call 02/01/16)[b]	1,175	505,951
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (Call 11/01/15)	4,025	2,495,500
6.50%, 05/15/19 (Call 08/31/15)	3,150	1,929,375
8.63%, 04/15/20 (Call 08/31/15)	2,575	1,596,500

6

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

Magnum Hunter Resources Corp.
9.75%, 05/15/20 (Call 05/15/16)	$1,300	$988,308
Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC
10.00%, 06/01/20 (Call 06/01/17)[a,b]	1,350	1,204,875
Northern Oil and Gas Inc.
8.00%, 06/01/20 (Call 06/01/16)[a]	1,275	1,110,359
Oasis Petroleum Inc.
7.25%, 02/01/19 (Call 08/31/15)[a]	854	830,515
Pacific Drilling SA
5.38%, 06/01/20 (Call 06/01/16)[b]	1,650	1,255,698
Pacific Drilling V Ltd.
7.25%, 12/01/17 (Call 12/01/15)[b]	1,200	1,020,000
PBF Holding Co. LLC/PBF Finance Corp.
8.25%, 02/15/20 (Call 02/15/16)[a]	1,750	1,850,896
Penn Virginia Corp.
8.50%, 05/01/20 (Call 05/01/17)	1,750	826,875
PetroQuest Energy Inc.
10.00%, 09/01/17 (Call 08/31/15)	800	724,000
SandRidge Energy Inc.
8.75%, 06/01/20 (Call 06/01/17)[b]	2,790	2,162,250
Seven Generations Energy Ltd.
8.25%, 05/15/20 (Call 05/15/16)[b]	1,600	1,640,413
Seventy Seven Operating LLC
6.63%, 11/15/19 (Call 11/15/15)[a]	1,350	989,161
Tesoro Corp.
4.25%, 10/01/17 (Call 09/01/17)	1,150	1,178,750
Transocean Inc.
3.00%, 10/15/17	1,700	1,598,000
5.55%, 12/15/16	2,250	2,266,875
6.00%, 03/15/18[a]	2,400	2,316,000
Ultra Petroleum Corp.
5.75%, 12/15/18 (Call 12/15/15)[b]	1,000	895,000
Vanguard Natural Resources LLC/VNR Finance Corp.
7.88%, 04/01/20 (Call 04/01/16)	1,300	1,160,528
W&T Offshore Inc.
8.50%, 06/15/19 (Call 08/31/15)	2,025	1,227,722
Whiting Canadian Holding Co. ULC
8.13%, 12/01/19 (Call 12/01/15)	1,421	1,460,078
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)	2,836	2,736,740
6.50%, 10/01/18 (Call 08/31/15)	600	598,500
WPX Energy Inc.
5.25%, 01/15/17	800	812,000
7.50%, 08/01/20 (Call 07/01/20)[a]	1,000	1,010,000

		63,836,090
OIL & GAS SERVICES — 0.57%
Basic Energy Services Inc.
7.75%, 02/15/19 (Call 08/31/15)[a]	1,100	814,492
Borets Finance Ltd.
7.63%, 09/26/18[b]	850	735,250
Exterran Holdings Inc.
7.25%, 12/01/18 (Call 08/31/15)	250	254,602
Petroleum Geo-Services ASA
7.38%, 12/15/18 (Call 12/15/15)[a,b]	950	878,750
PHI Inc.
5.25%, 03/15/19 (Call 03/15/16)	1,115	1,011,862
Trinidad Drilling Ltd.
7.88%, 01/15/19 (Call 08/31/15)[b]	915	889,904

		4,584,860

Security	Principal (000s)	Value

PACKAGING & CONTAINERS — 0.85%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
6.25%, 01/31/19 (Call 01/31/16)[a,b]	$1,100	$1,127,500
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer Inc.
5.63%, 12/15/16 (Call 12/15/15)[b]	1,735	1,732,831
6.00%, 06/15/17 (Call 06/15/16)[b]	865	863,919
Coveris Holdings SA
7.88%, 11/01/19 (Call 11/01/16)[b]	1,350	1,339,875
Owens-Brockway Glass Container Inc.
7.38%, 05/15/16[a]	300	310,500
PaperWorks Industries Inc.
9.50%, 08/15/19 (Call 08/15/16)[b]	265	267,650
Silgan Holdings Inc.
5.00%, 04/01/20 (Call 04/01/16)	1,200	1,224,000

		6,866,275
PHARMACEUTICALS — 1.32%
NBTY Inc.
9.00%, 10/01/18 (Call 08/31/15)	1,942	1,992,978
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (Call 03/15/17)[b]	4,450	4,583,500
6.75%, 08/15/18 (Call 08/31/15)[b]	3,829	4,025,236

		10,601,714
PIPELINES — 2.38%
DCP Midstream LLC
5.35%, 03/15/20[a,b]	1,700	1,695,355
9.75%, 03/15/19[b]	800	902,840
DCP Midstream Operating LP
2.50%, 12/01/17 (Call 11/01/17)[a]	1,400	1,332,576
NGPL PipeCo LLC
7.12%, 12/15/17[a,b]	2,829	2,807,782
9.63%, 06/01/19 (Call 08/31/15)[a,b]	1,151	1,148,122
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp.
6.50%, 04/01/19 (Call 10/01/16)[a]	1,350	1,235,250
NuStar Logistics LP
8.15%, 04/15/18	260	282,100
Rockies Express Pipeline LLC
5.63%, 04/15/20[b]	1,750	1,750,000
6.00%, 01/15/19[b]	950	961,875
6.85%, 07/15/18[a,b]	1,310	1,372,225
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 11/15/16)[b]	1,957	1,957,000
5.00%, 01/15/18 (Call 10/15/17)[b]	2,400	2,472,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (Call 09/15/19)[a,b]	1,210	1,249,325

		19,166,450
REAL ESTATE — 0.66%
Crescent Resources LLC/Crescent Ventures Inc.
10.25%, 08/15/17 (Call 08/31/15)[b]	332	348,600
Realogy Group LLC
7.63%, 01/15/20 (Call 01/15/16)[b]	1,145	1,212,269
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[b]	745	750,587
Realogy Group LLC/Sunshine Group Florida Ltd. (The)
3.38%, 05/01/16[b]	1,645	1,651,169

7

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

Rialto Holdings LLC/Rialto Corp.
7.00%, 12/01/18 (Call 12/01/15)[b]	$1,325	$1,371,375

		5,334,000
REAL ESTATE INVESTMENT TRUSTS — 0.93%
ARC Properties Operating Partnership LP
2.00%, 02/06/17	3,000	2,936,250
3.00%, 02/06/19 (Call 01/06/19)	1,650	1,577,813
iStar Financial Inc.
4.00%, 11/01/17 (Call 08/01/17)	1,275	1,249,500
5.00%, 07/01/19 (Call 07/01/16)	1,750	1,715,000

		7,478,563
RETAIL — 3.89%
Academy Ltd./Academy Finance Corp.
9.25%, 08/01/19 (Call 08/01/15)[b]	200	209,240
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/20 (Call 05/20/16)	1,246	1,305,185
AmeriGas Partners LP/AmeriGas Finance Corp.
6.25%, 08/20/19 (Call 08/31/15)	1,371	1,408,703
Best Buy Co. Inc.
3.75%, 03/15/16	510	512,550
5.00%, 08/01/18	1,350	1,407,375
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 08/31/15)[b]	2,450	2,122,312
Dollar Tree Inc.
5.25%, 03/01/20 (Call 03/01/17)[b]	1,700	1,793,500
GameStop Corp.
5.50%, 10/01/19 (Call 10/01/16)[a,b]	800	832,000
Guitar Center Inc.
6.50%, 04/15/19 (Call 04/15/16)[b]	1,350	1,225,125
JC Penney Corp. Inc.
5.65%, 06/01/20[a]	750	675,000
8.13%, 10/01/19[a]	1,000	995,000
Jo-Ann Stores LLC
8.13%, 03/15/19 (Call 08/31/15)[b]	1,100	1,039,500
L Brands Inc.
6.90%, 07/15/17	1,538	1,678,342
7.00%, 05/01/20	1,000	1,142,500
8.50%, 06/15/19	900	1,065,375
Landry’s Inc.
9.38%, 05/01/20 (Call 08/31/15)[b]	1,550	1,663,150
Logan’s Roadhouse Inc.
10.75%, 10/15/17 (Call 08/31/15)[a]	725	534,688
Petco Animal Supplies Inc.
9.25%, 12/01/18 (Call 08/31/15)[b]	765	797,513
QVC Inc.
3.13%, 04/01/19	975	970,120
Rite Aid Corp.
9.25%, 03/15/20 (Call 03/15/16)	2,200	2,381,500
Sally Holdings LLC/Sally Capital Inc.
6.88%, 11/15/19 (Call 11/15/15)	2,162	2,259,290
Sears Holdings Corp.
6.63%, 10/15/18[a]	2,925	2,815,312
Toys R Us Inc.
10.38%, 08/15/17 (Call 08/31/15)[a]	1,000	810,000
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 08/31/15)	1,600	1,588,000

		31,231,280

Security	Principal (000s)	Value

SEMICONDUCTORS — 0.84%
Advanced Micro Devices Inc.
6.75%, 03/01/19	$1,350	$978,750
NXP BV/NXP Funding LLC
3.50%, 09/15/16[b]	950	959,500
3.75%, 06/01/18[b]	2,150	2,176,875
4.13%, 06/15/20[b]	1,340	1,343,350
STATS ChipPAC Ltd.
4.50%, 03/20/18 (Call 03/20/16)[a,b]	1,300	1,304,940

		6,763,415
SOFTWARE — 0.45%
Blackboard Inc.
7.75%, 11/15/19 (Call 11/15/15)[b]	600	558,000
Emdeon Inc.
11.00%, 12/31/19 (Call 12/31/15)	575	621,711
First Data Corp.
7.38%, 06/15/19 (Call 08/31/15)[a,b]	953	993,026
Sophia LP/Sophia Finance Inc.
9.75%, 01/15/19 (Call 08/31/15)[a,b]	1,350	1,434,375

		3,607,112
STORAGE & WAREHOUSING — 0.42%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 10/15/15)[a,b]	2,450	2,290,750
10.75%, 10/15/19 (Call 10/15/16)[a,b]	1,600	1,088,000

		3,378,750
TELECOMMUNICATIONS — 10.89%
Alcatel-Lucent USA Inc.
4.63%, 07/01/17[a,b]	1,100	1,135,750
8.88%, 01/01/20 (Call 07/01/16)[b]	1,550	1,687,562
Altice Financing SA
7.88%, 12/15/19 (Call 12/15/15)[a,b]	1,350	1,420,875
Avanti Communications Group PLC
10.00%, 10/01/19 (Call 04/01/18)[a,b]	1,350	1,280,813
Avaya Inc.
7.00%, 04/01/19 (Call 08/31/15)[b]	2,300	2,231,000
CenturyLink Inc.
6.00%, 04/01/17	1,016	1,066,800
Series R
5.15%, 06/15/17[a]	459	476,786
Series V
5.63%, 04/01/20	2,250	2,300,625
CommScope Inc.
4.38%, 06/15/20 (Call 06/15/17)[b]	1,190	1,197,438
Embarq Corp.
7.08%, 06/01/16	3,290	3,424,391
Frontier Communications Corp.
7.13%, 03/15/19	1,300	1,332,500
8.13%, 10/01/18[a]	1,170	1,257,750
8.25%, 04/15/17	1,350	1,447,875
8.50%, 04/15/20[a]	2,325	2,406,375
Hughes Satellite Systems Corp.
6.50%, 06/15/19	2,243	2,458,506
Intelsat Jackson Holdings SA
7.25%, 04/01/19 (Call 08/31/15)	3,413	3,387,402
Intelsat Luxembourg SA
6.75%, 06/01/18 (Call 06/01/16)[a]	1,117	1,041,603

8

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR HIGH YIELD CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

Level 3 Financing Inc.
7.00%, 06/01/20 (Call 06/01/16)	$1,850	$1,958,687
8.63%, 07/15/20 (Call 01/15/16)	2,100	2,236,500
Millicom International Cellular SA
4.75%, 05/22/20 (Call 05/22/17)[b]	1,203	1,178,940
Nokia OYJ
5.38%, 05/15/19[a]	2,250	2,390,625
Sable International Finance Ltd.
8.75%, 02/01/20 (Call 02/01/16)[b]	950	1,021,250
SBA Communications Corp.
5.63%, 10/01/19 (Call 10/01/16)	1,300	1,368,250
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 07/15/16)	500	520,625
SoftBank Group Corp.
4.50%, 04/15/20[a,b]	5,750	5,750,000
Sprint Communications Inc.
6.00%, 12/01/16	5,050	5,151,000
7.00%, 03/01/20[b]	2,400	2,556,032
8.38%, 08/15/17	2,950	3,119,625
9.00%, 11/15/18[b]	6,600	7,408,500
9.13%, 03/01/17	2,103	2,226,551
Syniverse Holdings Inc.
9.13%, 01/15/19 (Call 08/31/15)	1,080	945,000
T-Mobile USA Inc.
5.25%, 09/01/18 (Call 09/01/15)	1,150	1,178,750
6.46%, 04/28/19 (Call 08/11/15)	2,950	3,038,500
6.54%, 04/28/20 (Call 04/28/16)[a]	2,650	2,782,500
Telecom Italia Capital SA
5.25%, 10/01/15	1,812	1,818,795
7.00%, 06/04/18	2,050	2,255,000
7.18%, 06/18/19	2,300	2,587,500
Telesat Canada/Telesat LLC
6.00%, 05/15/17 (Call 08/31/15)[b]	330	334,950
Trilogy International Partners LLC/Trilogy International Finance Inc.
10.25%, 08/15/16 (Call 08/31/15)[a,b]	997	987,030
ViaSat Inc.
6.88%, 06/15/20 (Call 06/15/16)	1,275	1,348,312
Wind Acquisition Finance SA
6.50%, 04/30/20 (Call 04/30/16)[b]	1,200	1,278,000
Windstream Services LLC
7.88%, 11/01/17	2,520	2,557,800

		87,552,773
TRANSPORTATION — 0.79%
CEVA Group PLC
4.00%, 05/01/18 (Call 09/01/15)[b]	900	805,500
Erickson Inc.
8.25%, 05/01/20 (Call 05/01/16)[a]	750	588,750
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 05/01/16)[b]	2,025	2,035,125
Hornbeck Offshore Services Inc.
5.88%, 04/01/20 (Call 04/01/16)	800	659,728
XPO Logistics Inc.
7.88%, 09/01/19 (Call 09/01/16)[b]	2,105	2,252,350

		6,341,453

TOTAL CORPORATE BONDS & NOTES
(Cost: $793,942,308)		776,806,984

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 19.52%

MONEY MARKET FUNDS — 19.52%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	122,389	$122,388,875
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	13,827	13,827,038
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	20,749	20,748,862

		156,964,775

TOTAL SHORT-TERM INVESTMENTS
(Cost: $156,964,775)		156,964,775

TOTAL INVESTMENTS IN SECURITIES — 116.14%
(Cost: $950,907,083)		933,771,759
Other Assets, Less Liabilities — (16.14)%		(129,781,381)

NET ASSETS — 100.00%		$803,990,378

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

9

Schedule of Investments (Unaudited)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 98.23%

ADVERTISING — 0.04%
Omnicom Group Inc.
5.90%, 04/15/16	$25	$25,793

		25,793
AEROSPACE & DEFENSE — 0.92%
Boeing Co. (The)
3.75%, 11/20/16	75	77,807
6.00%, 03/15/19	25	28,584
General Dynamics Corp.
1.00%, 11/15/17	125	124,470
L-3 Communications Corp.
5.20%, 10/15/19	50	54,069
Lockheed Martin Corp.
2.13%, 09/15/16	100	101,301
Northrop Grumman Corp.
5.05%, 08/01/19	50	55,038
United Technologies Corp.
1.80%, 06/01/17	150	151,991
5.38%, 12/15/17	50	54,578

		647,838
AGRICULTURE — 1.17%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	50	49,982
4.13%, 09/11/15	50	50,167
9.25%, 08/06/19	25	31,230
Philip Morris International Inc.
1.88%, 01/15/19	50	49,930
2.50%, 05/16/16	100	101,489
5.65%, 05/16/18	300	332,207
Reynolds American Inc.
2.30%, 06/12/18	75	75,693
3.25%, 06/12/20	100	101,702
8.13%, 06/23/19[a]	25	30,210

		822,610
AUTO MANUFACTURERS — 2.23%
American Honda Finance Corp.
1.13%, 10/07/16	150	150,328
1.20%, 07/14/17	50	49,889
2.13%, 10/10/18	50	50,592
2.25%, 08/15/19	50	50,421
Ford Motor Credit Co. LLC
2.46%, 03/27/20	200	196,603
General Motors Co.
3.50%, 10/02/18	250	255,145
PACCAR Financial Corp.
1.45%, 03/09/18	75	74,949
Toyota Motor Credit Corp.
1.25%, 10/05/17	75	75,063
1.38%, 01/10/18	75	75,101
1.75%, 05/22/17	35	35,426

Security	Principal (000s)	Value

2.00%, 10/24/18	$50	$50,443
2.05%, 01/12/17	250	253,838
2.13%, 07/18/19	100	100,294
2.15%, 03/12/20	150	149,905

		1,567,997
BANKS — 34.90%
Abbey National Treasury Services PLC/London
2.38%, 03/16/20	50	50,095
3.05%, 08/23/18[b]	75	77,571
4.00%, 04/27/16	75	76,640
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 06/13/17[b]	100	100,040
2.25%, 06/13/19	50	50,152
Bank of America Corp.
1.50%, 10/09/15	150	150,174
1.70%, 08/25/17	350	350,564
2.00%, 01/11/18	200	200,957
2.60%, 01/15/19	200	202,681
2.65%, 04/01/19	100	101,378
3.63%, 03/17/16	100	101,617
3.70%, 09/01/15	125	125,248
3.88%, 03/22/17	100	103,718
5.25%, 12/01/15	50	50,605
5.75%, 08/15/16	100	104,161
5.75%, 12/01/17	100	108,722
6.40%, 08/28/17	75	81,986
6.50%, 08/01/16	100	105,091
7.63%, 06/01/19	150	177,984
Series 1
3.75%, 07/12/16	100	102,252
Series L
2.25%, 04/21/20	150	147,796
Bank of Montreal
1.30%, 07/15/16	125	125,653
1.30%, 07/14/17 (Call 06/14/17)	125	125,019
1.45%, 04/09/18 (Call 03/09/18)	50	49,732
Bank of New York Mellon Corp. (The)
0.70%, 10/23/15 (Call 09/23/15)	100	100,015
2.10%, 08/01/18 (Call 07/02/18)	50	50,614
2.10%, 01/15/19 (Call 12/15/18)	100	100,168
2.20%, 05/15/19 (Call 04/15/19)	25	25,114
Series G
2.15%, 02/24/20 (Call 01/24/20)	100	99,287
Bank of Nova Scotia (The)
0.75%, 10/09/15	50	50,022
0.95%, 03/15/16	50	50,123
1.30%, 07/21/17	275	275,220
1.38%, 07/15/16	100	100,551
2.05%, 10/30/18	50	50,329
2.90%, 03/29/16	250	253,523
Barclays Bank PLC
5.00%, 09/22/16	100	104,275
6.75%, 05/22/19	250	289,648
Barclays PLC
2.88%, 06/08/20	200	199,475
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	50	50,175
2.05%, 06/19/18 (Call 05/15/18)	300	302,811
2.63%, 06/29/20 (Call 05/29/20)	100	100,600
BNP Paribas SA
1.25%, 12/12/16	225	224,929

10

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

2.40%, 12/12/18	$125	$126,397
2.45%, 03/17/19	50	50,588
3.60%, 02/23/16	100	101,440
BPCE SA
2.25%, 01/27/20	250	248,668
Canadian Imperial Bank of Commerce/Canada
0.90%, 10/01/15	30	30,018
1.55%, 01/23/18 (Call 12/23/17)	50	50,033
Capital One Financial Corp.
1.00%, 11/06/15	29	29,012
2.45%, 04/24/19 (Call 03/24/19)	150	149,565
3.15%, 07/15/16	100	101,719
6.75%, 09/15/17	200	220,224
Citigroup Inc.
1.30%, 04/01/16	300	300,439
1.35%, 03/10/17	200	199,818
1.55%, 08/14/17	100	99,866
1.70%, 04/27/18	100	99,363
1.80%, 02/05/18	200	199,813
1.85%, 11/24/17	50	50,116
2.25%, 08/07/15	100	100,000
2.40%, 02/18/20	100	98,952
2.50%, 09/26/18	100	101,159
2.50%, 07/29/19	150	150,562
2.55%, 04/08/19	250	252,216
4.45%, 01/10/17	200	208,582
6.13%, 11/21/17	50	54,818
Commonwealth Bank of Australia/New York NY
2.50%, 09/20/18	250	255,038
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
2.13%, 10/13/15	100	100,285
3.38%, 01/19/17	200	206,074
Credit Suisse/New York NY
1.70%, 04/27/18	50	49,824
5.30%, 08/13/19	100	111,532
5.40%, 01/14/20[b]	150	165,857
6.00%, 02/15/18	200	218,250
Deutsche Bank AG/London
1.35%, 05/30/17	150	149,177
1.40%, 02/13/17[b]	100	99,676
1.88%, 02/13/18	100	99,755
2.50%, 02/13/19	125	125,769
6.00%, 09/01/17	75	81,306
Fifth Third Bancorp
2.30%, 03/01/19 (Call 01/30/19)	100	99,982
3.63%, 01/25/16	75	75,937
Goldman Sachs Group Inc. (The)
1.60%, 11/23/15	70	70,198
2.38%, 01/22/18	100	101,496
2.55%, 10/23/19	25	25,103
2.60%, 04/23/20 (Call 03/23/20)[b]	200	199,887
2.63%, 01/31/19	150	152,273
2.90%, 07/19/18	175	179,620
3.63%, 02/07/16	200	202,734
5.35%, 01/15/16	100	101,912
5.38%, 03/15/20	125	138,999
5.95%, 01/18/18	200	219,222
6.15%, 04/01/18	100	110,902
6.25%, 09/01/17	200	218,321
7.50%, 02/15/19	100	117,639
HSBC USA Inc.
1.30%, 06/23/17	100	99,837
1.70%, 03/05/18	100	99,907

Security	Principal (000s)	Value

2.35%, 03/05/20	$100	$99,348
Huntington National Bank (The)
2.00%, 06/30/18	250	250,319
Intesa Sanpaolo SpA
3.13%, 01/15/16	200	201,364
JPMorgan Chase & Co.
1.35%, 02/15/17	450	450,265
1.63%, 05/15/18	150	149,304
1.80%, 01/25/18	100	100,075
2.00%, 08/15/17	75	75,708
2.20%, 10/22/19[b]	100	99,538
2.25%, 01/23/20 (Call 12/23/19)	150	148,276
2.35%, 01/28/19	100	100,789
2.60%, 01/15/16[b]	150	151,115
2.75%, 06/23/20 (Call 05/23/20)	200	201,066
3.15%, 07/05/16	275	280,202
3.45%, 03/01/16	150	152,141
5.15%, 10/01/15	75	75,466
6.00%, 01/15/18	100	109,859
6.30%, 04/23/19	50	57,119
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	100	100,949
3.75%, 08/13/15	125	125,072
Lloyds Bank PLC
2.40%, 03/17/20	200	199,994
4.20%, 03/28/17	200	209,303
Morgan Stanley
1.75%, 02/25/16	50	50,235
1.88%, 01/05/18	250	250,769
2.38%, 07/23/19	175	174,975
2.65%, 01/27/20	200	200,867
2.80%, 06/16/20	200	201,210
4.75%, 03/22/17	250	263,151
5.38%, 10/15/15	100	100,925
5.45%, 01/09/17	100	105,611
5.75%, 10/18/16	100	105,367
5.95%, 12/28/17	100	109,403
6.25%, 08/28/17	100	109,113
7.30%, 05/13/19	200	234,886
National Australia Bank Ltd./New York
0.90%, 01/20/16	250	250,350
National City Corp.
6.88%, 05/15/19	75	86,380
PNC Bank N.A.
2.30%, 06/01/20 (Call 05/02/20)c	100	98,891
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[c]	300	305,027
5.13%, 02/08/20[c]	250	279,678
5.25%, 11/15/15[c]	50	50,559
Royal Bank of Canada
0.85%, 03/08/16	150	150,234
1.45%, 09/09/16	100	100,712
2.15%, 03/15/19	175	176,144
2.20%, 07/27/18	50	50,625
2.88%, 04/19/16[b]	100	101,555
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	75	75,123
6.40%, 10/21/19	100	111,982
Santander Holdings USA Inc./PA
2.65%, 04/17/20 (Call 03/17/20)	150	147,296
State Street Corp.
2.88%, 03/07/16	50	50,596
4.96%, 03/15/18	25	26,734

11

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

Sumitomo Mitsui Banking Corp.
1.35%, 07/11/17	$250	$248,833
2.45%, 01/10/19	250	252,742
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	100	100,779
Svenska Handelsbanken AB
1.63%, 03/21/18	250	249,953
Toronto-Dominion Bank (The)
1.13%, 05/02/17	50	49,974
1.40%, 04/30/18	150	148,775
1.50%, 09/09/16	100	100,668
2.25%, 11/05/19[b]	150	150,833
2.38%, 10/19/16	50	50,857
2.63%, 09/10/18	125	128,165
U.S. Bancorp
2.20%, 04/25/19 (Call 03/25/19)	100	101,221
Series F
2.20%, 11/15/16 (Call 10/14/16)	400	406,568
U.S. Bank N.A./Cincinnati OH
1.35%, 01/26/18 (Call 12/26/17)	200	199,749
UBS AG/Stamford CT
1.38%, 06/01/17	250	249,279
2.38%, 08/14/19	250	249,727
5.88%, 12/20/17	200	218,922
Wachovia Corp.
5.75%, 06/15/17	75	81,178
Wells Fargo & Co.
1.25%, 07/20/16	75	75,286
1.50%, 01/16/18	100	99,932
2.13%, 04/22/19	100	100,329
2.60%, 07/22/20	150	150,555
2.63%, 12/15/16	200	204,112
3.68%, 06/15/16[d]	400	409,524
5.63%, 12/11/17	100	109,189
Series N
2.15%, 01/30/20	150	148,796
Westpac Banking Corp.
1.05%, 11/25/16	35	35,064
1.20%, 05/19/17	375	375,345
1.60%, 01/12/18	50	50,139
2.25%, 01/17/19	50	50,464
2.30%, 05/26/20	200	199,746
3.00%, 08/04/15	50	50,000

		24,548,969
BEVERAGES — 2.75%
Anheuser-Busch InBev Finance Inc.
2.15%, 02/01/19[b]	150	150,830
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	250	250,989
5.38%, 01/15/20	50	56,359
7.75%, 01/15/19	100	118,434
Bottling Group LLC
5.13%, 01/15/19	150	165,928
5.50%, 04/01/16	50	51,506
Coca-Cola Co. (The)
1.15%, 04/01/18	200	198,974
1.50%, 11/15/15	35	35,100
1.65%, 03/14/18	100	100,902
1.65%, 11/01/18	50	50,223
1.80%, 09/01/16	50	50,578

Security	Principal (000s)	Value

Diageo Capital PLC
1.13%, 04/29/18	$75	$73,587
1.50%, 05/11/17	75	74,964
5.75%, 10/23/17	100	108,748
PepsiCo Inc.
1.25%, 08/13/17	100	100,094
1.85%, 04/30/20 (Call 03/30/20)	75	73,774
2.25%, 01/07/19 (Call 12/07/18)	25	25,378
2.50%, 05/10/16	50	50,617
5.00%, 06/01/18	125	136,754
7.90%, 11/01/18	50	59,495

		1,933,234
BIOTECHNOLOGY — 0.68%
Amgen Inc.
1.25%, 05/22/17	100	99,973
2.13%, 05/15/17	150	151,979
2.20%, 05/22/19 (Call 04/22/19)	50	49,969
2.50%, 11/15/16	50	50,873
Gilead Sciences Inc.
2.05%, 04/01/19	50	50,025
3.05%, 12/01/16	75	76,763

		479,582
CHEMICALS — 1.06%
CF Industries Inc.
6.88%, 05/01/18	75	83,979
Dow Chemical Co. (The)
2.50%, 02/15/16	50	50,155
8.55%, 05/15/19	100	121,940
Eastman Chemical Co.
2.40%, 06/01/17	50	50,676
2.70%, 01/15/20 (Call 12/15/19)	100	99,885
Ecolab Inc.
3.00%, 12/08/16	50	51,199
EI du Pont de Nemours & Co.
4.63%, 01/15/20	50	54,718
6.00%, 07/15/18	100	111,715
Monsanto Co.
2.13%, 07/15/19	25	24,842
Potash Corp. of Saskatchewan Inc.
3.75%, 09/30/15	100	100,433

		749,542
COMMERCIAL SERVICES — 0.29%
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	150	150,367
Western Union Co. (The)
2.88%, 12/10/17	50	51,071

		201,438
COMPUTERS — 3.02%
Apple Inc.
0.90%, 05/12/17	100	99,828
1.00%, 05/03/18	150	148,294
1.05%, 05/05/17	75	75,166
1.55%, 02/07/20	100	98,119
2.00%, 05/06/20	95	94,678
EMC Corp./MA
1.88%, 06/01/18	250	250,464

12

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

Hewlett-Packard Co.
2.60%, 09/15/17	$200	$203,047
3.00%, 09/15/16	190	193,341
3.30%, 12/09/16	50	51,188
International Business Machines Corp.
0.45%, 05/06/16	250	249,785
1.25%, 02/08/18	300	299,076
1.63%, 05/15/20	100	97,377
1.95%, 07/22/16	100	101,325
1.95%, 02/12/19	100	100,497
8.38%, 11/01/19	50	62,637

		2,124,822
COSMETICS & PERSONAL CARE — 0.57%
Procter & Gamble Co. (The)
0.75%, 11/04/16	100	100,038
1.45%, 08/15/16	250	251,962
3.15%, 09/01/15	50	50,099

		402,099
DIVERSIFIED FINANCIAL SERVICES — 6.86%
Air Lease Corp.
3.38%, 01/15/19 (Call 12/15/18)	125	126,250
5.63%, 04/01/17	50	52,312
American Express Co.
1.55%, 05/22/18	100	99,432
5.50%, 09/12/16	35	36,671
7.00%, 03/19/18	50	56,531
American Express Credit Corp.
1.13%, 06/05/17	400	398,476
2.13%, 03/18/19	50	50,183
2.38%, 03/24/17	50	50,865
2.38%, 05/26/20 (Call 04/25/20)	75	74,666
2.80%, 09/19/16	200	204,007
Bear Stearns Companies Inc. (The)
7.25%, 02/01/18	50	56,420
Credit Suisse USA Inc.
5.13%, 08/15/15[b]	250	250,218
Ford Motor Credit Co. LLC
1.50%, 01/17/17	200	199,744
2.15%, 01/09/18	200	200,403
6.63%, 08/15/17	200	217,867
8.00%, 12/15/16	150	162,448
8.13%, 01/15/20	100	120,867
General Electric Capital Corp.
1.00%, 01/08/16	50	50,116
1.25%, 05/15/17 (Call 04/13/17)	400	400,833
1.50%, 07/12/16[b]	100	100,767
1.60%, 11/20/17	375	377,347
2.20%, 01/09/20 (Call 12/09/19)	150	149,798
2.25%, 11/09/15	35	35,166
2.90%, 01/09/17	100	102,615
5.40%, 02/15/17	50	53,233
5.50%, 01/08/20	75	85,018
5.63%, 05/01/18	50	55,081
6.00%, 08/07/19	50	57,284
General Motors Financial Co. Inc.
2.63%, 07/10/17	100	100,949
3.15%, 01/15/20 (Call 12/15/19)	25	24,707
HSBC Finance Corp.
5.50%, 01/19/16	200	203,812

Security	Principal (000s)	Value

International Lease Finance Corp.
6.75%, 09/01/16[a]	$75	$78,328
Jefferies Group LLC
5.13%, 04/13/18	50	53,016
NASDAQ OMX Group Inc. (The)
5.55%, 01/15/20	75	82,740
Nomura Holdings Inc.
2.75%, 03/19/19	100	101,141
NYSE Holdings LLC
2.00%, 10/05/17	50	50,532
Vesey Street Investment Trust I
4.40%, 09/01/16[d]	300	310,035

		4,829,878
ELECTRIC — 1.94%
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	50	49,882
Dominion Resources Inc./VA
6.40%, 06/15/18	75	84,204
Duke Energy Corp.
1.63%, 08/15/17	250	250,848
2.10%, 06/15/18 (Call 05/15/18)	100	101,165
2.15%, 11/15/16	25	25,306
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	25	25,988
Entergy Texas Inc.
7.13%, 02/01/19	85	99,032
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	75	75,270
Exelon Generation Co. LLC
5.20%, 10/01/19	50	55,019
6.20%, 10/01/17	75	81,752
Georgia Power Co.
4.25%, 12/01/19	25	27,225
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	75	76,044
Oncor Electric Delivery Co. LLC
6.80%, 09/01/18	75	85,847
Pacific Gas & Electric Co.
8.25%, 10/15/18	50	59,698
Southern Co. (The)
2.45%, 09/01/18	25	25,453
2.75%, 06/15/20 (Call 05/15/20)	75	75,047
Virginia Electric & Power Co.
5.40%, 04/30/18	50	55,024
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	100	109,331

		1,362,135
ELECTRONICS — 0.33%
Honeywell International Inc.
5.30%, 03/01/18	75	82,382
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	100	99,790
3.20%, 03/01/16	50	50,629

		232,801
ENVIRONMENTAL CONTROL — 0.15%
Republic Services Inc.
5.50%, 09/15/19	50	55,878

13

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

Waste Management Inc.
2.60%, 09/01/16	$50	$50,763

		106,641
FOOD — 1.46%
ConAgra Foods Inc.
1.30%, 01/25/16[b]	50	50,081
1.90%, 01/25/18[b]	25	24,915
General Mills Inc.
2.20%, 10/21/19	125	124,882
5.70%, 02/15/17	50	53,209
Kellogg Co.
4.45%, 05/30/16	50	51,420
Kraft Foods Group Inc.
2.25%, 06/05/17	100	101,384
6.13%, 08/23/18	50	56,124
Kraft Heinz Foods Co.
2.00%, 07/02/18[a]	50	50,119
2.80%, 07/02/20 (Call 06/02/20)[a]	100	100,544
Kroger Co. (The)
2.30%, 01/15/19 (Call 12/15/18)	50	50,288
Mondelez International Inc.
4.13%, 02/09/16	50	50,733
5.38%, 02/10/20	100	111,615
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	50	50,462
Unilever Capital Corp.
0.85%, 08/02/17	150	149,274

		1,025,050
GAS — 0.12%
Sempra Energy
6.50%, 06/01/16	50	52,199
9.80%, 02/15/19	25	31,222

		83,421
HEALTH CARE — PRODUCTS — 1.77%
Baxter International Inc.
0.95%, 06/01/16	50	49,907
1.85%, 06/15/18	200	199,136
4.50%, 08/15/19	100	107,810
Becton Dickinson and Co.
2.68%, 12/15/19	75	75,412
6.38%, 08/01/19	15	17,194
Boston Scientific Corp.
2.65%, 10/01/18	125	126,806
CR Bard Inc.
1.38%, 01/15/18	100	98,907
Medtronic Inc.
1.38%, 04/01/18	75	74,655
1.50%, 03/15/18[a]	100	99,874
4.45%, 03/15/20	200	218,358
Stryker Corp.
2.00%, 09/30/16	25	25,240
Zimmer Biomet Holdings Inc.
2.00%, 04/01/18	100	100,145
2.70%, 04/01/20 (Call 03/01/20)	50	49,991

		1,243,435

Security	Principal (000s)	Value

HEALTH CARE — SERVICES — 0.78%
Anthem Inc.
1.25%, 09/10/15	$50	$50,011
2.25%, 08/15/19	75	73,573
2.30%, 07/15/18	50	50,093
UnitedHealth Group Inc.
0.85%, 10/15/15	50	50,022
1.40%, 10/15/17[b]	100	99,784
1.63%, 03/15/19	50	49,334
1.90%, 07/16/18	75	75,303
2.70%, 07/15/20	100	101,128

		549,248
HOLDING COMPANIES — DIVERSIFIED — 0.21%
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	150	148,745

		148,745
HOUSEHOLD PRODUCTS & WARES — 0.08%
Kimberly-Clark Corp.
7.50%, 11/01/18	50	58,923

		58,923
INSURANCE — 1.95%
ACE INA Holdings Inc.
5.70%, 02/15/17	100	106,717
Aflac Inc.
2.65%, 02/15/17	175	178,570
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	250	250,384
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18	100	99,530
1.60%, 05/15/17	300	302,987
2.00%, 08/15/18	75	76,070
MetLife Inc.
1.76%, 12/15/17	50	50,366
7.72%, 02/15/19	50	59,617
Series A
6.82%, 08/15/18	100	114,635
Prudential Financial Inc.
5.38%, 06/21/20	75	84,645
Series D
4.75%, 09/17/15	50	50,224

		1,373,745
INTERNET — 0.60%
Amazon.com Inc.
1.20%, 11/29/17	50	49,788
2.60%, 12/05/19 (Call 11/05/19)	125	126,219
eBay Inc.
1.35%, 07/15/17	50	49,566
2.20%, 08/01/19 (Call 07/01/19)	150	147,352
Google Inc.
2.13%, 05/19/16[b]	50	50,599

		423,524

14

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

MACHINERY — 1.92%
Caterpillar Financial Services Corp.
1.00%, 11/25/16	$75	$75,000
2.00%, 03/05/20	75	74,082
2.05%, 08/01/16	175	177,238
5.45%, 04/15/18	25	27,468
7.05%, 10/01/18	100	115,545
Series G
1.25%, 11/06/17	50	49,911
John Deere Capital Corp.
1.13%, 06/12/17	200	200,172
1.40%, 03/15/17	50	50,324
1.55%, 12/15/17	100	100,580
1.85%, 09/15/16	100	101,138
1.95%, 12/13/18	200	201,491
2.05%, 03/10/20	50	49,788
2.25%, 06/07/16	25	25,322
2.25%, 04/17/19	100	101,020

		1,349,079
MANUFACTURING — 1.04%
3M Co.
1.38%, 09/29/16	125	125,999
Danaher Corp.
5.40%, 03/01/19	100	111,320
Eaton Corp.
0.95%, 11/02/15	50	50,014
1.50%, 11/02/17	125	124,874
General Electric Co.
5.25%, 12/06/17	225	244,905
Illinois Tool Works Inc.
0.90%, 02/25/17	75	74,932

		732,044
MEDIA — 3.28%
21st Century Fox America Inc.
6.90%, 03/01/19	50	57,917
CBS Corp.
5.75%, 04/15/20	75	84,326
CCO Safari II LLC
3.58%, 07/23/20 (Call 06/23/20)[a]	100	100,435
Comcast Corp.
5.70%, 05/15/18	150	166,701
5.70%, 07/01/19	175	198,317
6.30%, 11/15/17	50	55,404
6.50%, 01/15/17	50	53,932
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	150	152,045
5.20%, 03/15/20	100	109,971
5.88%, 10/01/19	50	56,171
Discovery Communications LLC
5.05%, 06/01/20	75	81,642
NBCUniversal Media LLC
5.15%, 04/30/20	75	84,264
Thomson Reuters Corp.
0.88%, 05/23/16	25	24,984
1.65%, 09/29/17	100	99,882
Time Warner Cable Inc.
5.00%, 02/01/20	75	80,069
5.85%, 05/01/17	50	53,166

Security	Principal (000s)	Value

6.75%, 07/01/18	$100	$110,660
8.25%, 04/01/19	50	58,565
Time Warner Inc.
2.10%, 06/01/19	50	49,827
4.88%, 03/15/20	50	54,874
Viacom Inc.
2.50%, 09/01/18	100	100,788
Walt Disney Co. (The)
1.10%, 12/01/17	350	349,410
1.13%, 02/15/17	100	100,371
1.85%, 05/30/19	25	25,063

		2,308,784
METAL FABRICATE & HARDWARE — 0.14%
Precision Castparts Corp.
0.70%, 12/20/15	25	24,989
2.25%, 06/15/20 (Call 05/15/20)	75	74,906

		99,895
MINING — 1.22%
Barrick Gold Corp.
6.95%, 04/01/19	50	56,272
BHP Billiton Finance USA Ltd.
1.63%, 02/24/17	175	176,063
5.40%, 03/29/17	50	53,471
Freeport-McMoRan Inc.
2.15%, 03/01/17	50	48,437
2.30%, 11/14/17	100	94,250
Rio Tinto Finance USA Ltd.
1.88%, 11/02/15	45	45,101
Rio Tinto Finance USA PLC
1.38%, 06/17/16	50	50,123
1.63%, 08/21/17 (Call 07/21/17)	125	124,627
2.25%, 12/14/18 (Call 11/14/18)	100	100,035
Teck Resources Ltd.
3.00%, 03/01/19[b]	125	111,293

		859,672
OFFICE & BUSINESS EQUIPMENT — 0.34%
Xerox Corp.
2.75%, 03/15/19	50	50,700
5.63%, 12/15/19	75	83,990
6.40%, 03/15/16	100	103,260

		237,950
OIL & GAS — 6.66%
Anadarko Petroleum Corp.
5.95%, 09/15/16	50	52,489
6.38%, 09/15/17	100	109,104
BP Capital Markets PLC
1.38%, 11/06/17	75	74,902
2.24%, 09/26/18	50	50,704
2.24%, 05/10/19	75	75,667
2.25%, 11/01/16	350	354,798
2.32%, 02/13/20	50	50,105
3.13%, 10/01/15	50	50,185
Canadian Natural Resources Ltd.
5.70%, 05/15/17	100	106,508

15

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

Cenovus Energy Inc.
5.70%, 10/15/19	$100	$111,033
Chevron Corp.
1.35%, 11/15/17	100	100,082
1.37%, 03/02/18	50	49,919
1.72%, 06/24/18 (Call 05/24/18)	175	176,044
1.96%, 03/03/20 (Call 02/03/20)	100	99,379
2.43%, 06/24/20 (Call 05/24/20)	100	101,078
ConocoPhillips
5.75%, 02/01/19	50	56,314
6.00%, 01/15/20	50	57,709
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/16	50	52,668
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	50	49,583
1.50%, 05/15/18	50	49,839
Devon Energy Corp.
2.25%, 12/15/18 (Call 11/15/18)	50	50,211
6.30%, 01/15/19	25	28,265
EOG Resources Inc.
5.63%, 06/01/19	50	56,453
EQT Corp.
8.13%, 06/01/19	25	29,046
Exxon Mobil Corp.
0.92%, 03/15/17	200	200,002
1.82%, 03/15/19 (Call 02/15/19)	25	25,121
1.91%, 03/06/20 (Call 02/06/20)	200	199,010
Hess Corp.
8.13%, 02/15/19[b]	50	58,958
Marathon Oil Corp.
0.90%, 11/01/15	50	49,946
2.70%, 06/01/20 (Call 05/01/20)	100	98,802
6.00%, 10/01/17	50	54,159
Occidental Petroleum Corp.
1.75%, 02/15/17	50	50,368
4.13%, 06/01/16	75	76,921
Petro-Canada
6.05%, 05/15/18	50	55,425
Phillips 66
2.95%, 05/01/17	25	25,570
Pride International Inc.
8.50%, 06/15/19[b]	50	57,927
Shell International Finance BV
0.63%, 12/04/15	75	75,057
0.90%, 11/15/16[b]	200	200,559
1.90%, 08/10/18	150	151,426
2.00%, 11/15/18	75	75,896
2.13%, 05/11/20	50	49,900
4.30%, 09/22/19	50	54,420
4.38%, 03/25/20	25	27,379
Southwestern Energy Co.
4.05%, 01/23/20 (Call 12/23/19)	50	50,905
Statoil ASA
1.80%, 11/23/16	75	75,856
2.25%, 11/08/19	100	100,629
3.13%, 08/17/17	50	51,806
5.25%, 04/15/19	100	111,521
Total Capital International SA
1.00%, 08/12/16[b]	175	175,449
1.50%, 02/17/17	50	50,379
2.10%, 06/19/19	100	100,657
Total Capital SA
2.13%, 08/10/18	100	101,367

Security	Principal (000s)	Value

2.30%, 03/15/16	$100	$101,083
3.13%, 10/02/15	100	100,421
Valero Energy Corp.
6.13%, 02/01/20	50	56,723
9.38%, 03/15/19	25	30,754

		4,686,481
OIL & GAS SERVICES — 0.30%
Halliburton Co.
1.00%, 08/01/16	75	74,958
6.15%, 09/15/19	50	57,339
Weatherford International Ltd./Bermuda
6.00%, 03/15/18	50	52,475
9.63%, 03/01/19	25	28,519

		213,291
PHARMACEUTICALS — 5.68%
Abbott Laboratories
2.00%, 03/15/20	50	49,580
AbbVie Inc.
1.20%, 11/06/15	50	50,085
1.75%, 11/06/17	125	125,234
1.80%, 05/14/18	125	124,726
2.00%, 11/06/18	50	49,914
2.50%, 05/14/20 (Call 04/14/20)	250	248,446
Actavis Funding SCS
1.85%, 03/01/17	150	150,462
2.35%, 03/12/18	50	50,241
2.45%, 06/15/19	125	123,866
3.00%, 03/12/20 (Call 02/12/20)	150	150,001
AstraZeneca PLC
5.90%, 09/15/17	200	218,906
Cardinal Health Inc.
1.95%, 06/15/18	50	50,129
Eli Lilly & Co.
1.95%, 03/15/19	50	50,267
Express Scripts Holding Co.
2.25%, 06/15/19	50	49,606
3.13%, 05/15/16	25	25,393
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	200	222,452
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	155	155,893
Johnson & Johnson
1.65%, 12/05/18	200	201,502
1.88%, 12/05/19	75	75,351
2.15%, 05/15/16	50	50,537
5.55%, 08/15/17	100	108,897
McKesson Corp.
0.95%, 12/04/15	15	15,002
2.28%, 03/15/19	25	24,986
3.25%, 03/01/16	75	75,958
Mead Johnson Nutrition Co.
4.90%, 11/01/19	50	54,519
Medco Health Solutions Inc.
7.13%, 03/15/18	200	226,447
Merck & Co. Inc.
0.70%, 05/18/16	200	200,105
1.10%, 01/31/18[b]	150	149,431
1.85%, 02/10/20	100	99,596

16

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

Mylan Inc.
1.80%, 06/24/16	$50	$50,019
Novartis Securities Investment Ltd.
5.13%, 02/10/19	125	139,141
Pfizer Inc.
1.10%, 05/15/17	150	150,147
1.50%, 06/15/18	95	95,044
2.10%, 05/15/19	225	227,206
Sanofi
1.25%, 04/10/18	50	49,858
2.63%, 03/29/16	50	50,686
Wyeth LLC
5.45%, 04/01/17	50	53,581

		3,993,214
PIPELINES — 2.19%
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (Call 05/01/20)[a]	75	75,222
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)[a]	50	48,101
Enbridge Energy Partners LP
5.20%, 03/15/20	40	43,034
9.88%, 03/01/19	50	61,219
Enterprise Products Operating LLC
1.25%, 08/13/15	50	49,998
1.65%, 05/07/18	50	49,878
5.25%, 01/31/20	100	110,147
6.50%, 01/31/19	50	56,704
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	200	197,245
3.50%, 03/01/16[b]	50	50,625
5.95%, 02/15/18	25	27,050
Kinder Morgan Inc./DE
2.00%, 12/01/17	150	148,759
3.05%, 12/01/19 (Call 11/01/19)	175	173,299
ONEOK Partners LP
8.63%, 03/01/19[b]	100	118,437
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	50	49,603
6.50%, 05/01/18	70	77,899
TransCanada PipeLines Ltd.
0.75%, 01/15/16[b]	150	149,866
Williams Partners LP
5.25%, 03/15/20	50	54,394

		1,541,480
REAL ESTATE INVESTMENT TRUSTS — 0.90%
American Tower Corp.
3.40%, 02/15/19	50	51,197
4.50%, 01/15/18	100	105,659
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	50	52,703
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	50	49,452
6.70%, 01/30/18	50	55,433
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	75	76,260
5.65%, 02/01/20 (Call 11/01/19)	100	113,721
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)	75	74,762

Security	Principal (000s)	Value

4.00%, 04/30/19 (Call 01/30/19)	$50	$52,629

		631,816
RETAIL — 2.84%
Costco Wholesale Corp.
0.65%, 12/07/15	50	50,002
1.13%, 12/15/17	100	99,654
1.70%, 12/15/19	200	198,241
CVS Health Corp.
2.25%, 12/05/18 (Call 11/05/18)	150	151,389
2.25%, 08/12/19 (Call 07/12/19)	75	75,065
2.80%, 07/20/20 (Call 06/20/20)	150	151,314
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	100	100,668
5.40%, 03/01/16	50	51,369
Lowe’s Companies Inc.
5.00%, 10/15/15[b]	40	40,353
5.40%, 10/15/16	100	105,246
McDonald’s Corp.
5.35%, 03/01/18	50	54,586
5.80%, 10/15/17	25	27,289
Target Corp.
2.30%, 06/26/19	100	101,606
5.38%, 05/01/17	100	107,429
Wal-Mart Stores Inc.
0.60%, 04/11/16	100	99,886
1.00%, 04/21/17	50	50,071
1.50%, 10/25/15[b]	100	100,170
1.95%, 12/15/18	200	202,578
Walgreen Co.
1.80%, 09/15/17	75	75,283
5.25%, 01/15/19	50	54,881
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	75	75,195
2.70%, 11/18/19 (Call 10/18/19)	25	25,062

		1,997,337
SAVINGS & LOANS — 0.04%
Santander Holdings USA Inc./PA
3.45%, 08/27/18 (Call 07/27/18)[b]	25	25,746

		25,746
SEMICONDUCTORS — 0.75%
Intel Corp.
1.35%, 12/15/17	100	99,959
1.95%, 10/01/16	150	152,025
QUALCOMM Inc.
1.40%, 05/18/18[b]	50	49,604
2.25%, 05/20/20[b]	55	54,287
Texas Instruments Inc.
1.00%, 05/01/18	175	173,043

		528,918
SOFTWARE — 1.19%
Microsoft Corp.
0.88%, 11/15/17	75	74,697
1.63%, 09/25/15	50	50,102
1.63%, 12/06/18	50	50,368
1.85%, 02/12/20 (Call 01/12/20)	50	50,023

17

Schedule of Investments (Unaudited) (Continued)

iSHARES® 0-5 YEAR INVESTMENT GRADE CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

4.20%, 06/01/19	$25	$27,274
Oracle Corp.
1.20%, 10/15/17[b]	300	299,489
2.25%, 10/08/19	150	150,935
2.38%, 01/15/19	75	76,225
5.75%, 04/15/18	50	55,488

		834,601
TELECOMMUNICATIONS — 5.35%
AT&T Inc.
0.90%, 02/12/16	275	275,166
1.70%, 06/01/17	100	100,237
2.30%, 03/11/19[b]	50	50,154
2.45%, 06/30/20 (Call 05/30/20)	100	98,348
5.50%, 02/01/18	250	272,150
5.80%, 02/15/19	175	195,498
British Telecommunications PLC
5.95%, 01/15/18	200	220,224
Cisco Systems Inc.
1.10%, 03/03/17	50	50,123
2.13%, 03/01/19	175	176,623
2.45%, 06/15/20[b]	100	100,918
4.45%, 01/15/20	150	164,226
4.95%, 02/15/19	75	82,669
5.50%, 02/22/16	50	51,343
Deutsche Telekom International Finance BV
5.75%, 03/23/16	75	77,173
Orange SA
2.13%, 09/16/15	50	50,063
2.75%, 09/14/16	175	177,763
Rogers Communications Inc.
6.80%, 08/15/18	75	85,178
Telefonica Emisiones SAU
3.99%, 02/16/16	50	50,714
5.13%, 04/27/20	100	110,209
5.88%, 07/15/19	125	140,218
6.42%, 06/20/16	50	52,136
Verizon Communications Inc.
1.35%, 06/09/17	300	299,462
2.00%, 11/01/16	25	25,246
2.63%, 02/21/20	200	199,942
3.65%, 09/14/18	100	105,088
5.50%, 02/15/18	75	81,884
Vodafone Group PLC
1.25%, 09/26/17	175	172,815
1.50%, 02/19/18	95	93,522
1.63%, 03/20/17	150	149,731
5.63%, 02/27/17	50	52,975

		3,761,798
TRANSPORTATION — 0.51%
Burlington Northern Santa Fe LLC
5.65%, 05/01/17	50	53,704
Canadian National Railway Co.
5.55%, 03/01/19	50	55,920
CSX Corp.
6.25%, 03/15/18	25	27,916
Norfolk Southern Corp.
5.75%, 04/01/18	50	55,025
United Parcel Service Inc.
5.13%, 04/01/19	50	55,728

Security	Principal or Shares (000s)	Value

5.50%, 01/15/18	$100	$109,892

		358,185

TOTAL CORPORATE BONDS & NOTES
(Cost: $69,173,367)		69,101,761

U.S. GOVERNMENT OBLIGATIONS — 0.14%
U.S. Treasury Note/Bond
1.13%, 04/30/20	100	98,170

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $97,925)		98,170

SHORT-TERM INVESTMENTS — 7.09%

MONEY MARKET FUNDS — 7.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,e,f]	2,597	2,596,659
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,e,f]	293	293,362
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,e]	2,096	2,096,445

		4,986,466

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,986,466)		4,986,466

TOTAL INVESTMENTS IN SECURITIES — 105.46%
(Cost: $74,257,758)		74,186,397
Other Assets, Less Liabilities — (5.46)%		(3,841,434)

NET ASSETS — 100.00%		$70,344,963

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

18

Schedule of Investments (Unaudited)

iSHARES® 0-5 YEAR TIPS BOND ETF

July 31, 2015

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.83%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/16	$62,726	$62,431,888
0.13%, 04/15/17	54,945	55,168,570
0.13%, 04/15/18	115,405	116,198,026
0.13%, 04/15/19	91,968	92,327,492
0.13%, 04/15/20	6,943	6,940,520
1.25%, 07/15/20	32,724	34,692,235
1.38%, 07/15/18	4,410	4,633,718
1.38%, 01/15/20	55,167	58,460,116
1.63%, 01/15/18	5,377	5,624,495
1.88%, 07/15/19	13,435	14,501,513
2.00%, 01/15/16	25,753	25,865,479
2.13%, 01/15/19	19,108	20,585,636
2.38%, 01/15/17	35,753	37,105,110
2.50%, 07/15/16	27,249	27,951,457
2.63%, 07/15/17	3,736	3,958,632

		566,444,887

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $573,484,397)		566,444,887

SHORT-TERM INVESTMENTS — 4.35%

MONEY MARKET FUNDS — 4.35%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[a,b]	24,671	24,670,907

		24,670,907

TOTAL SHORT-TERM INVESTMENTS
(Cost: $24,670,907)		24,670,907

TOTAL INVESTMENTS IN SECURITIES — 104.18%
(Cost: $598,155,304)		591,115,794
Other Assets, Less Liabilities — (4.18)%		(23,725,151)

NET ASSETS — 100.00%		$567,390,643

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

19

Schedule of Investments (Unaudited)

iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF

July 31, 2015

Security	Principal (000s)		Value

FOREIGN GOVERNMENT OBLIGATIONS — 98.19%

AUSTRALIA — 4.41%
Australia Government Bond
4.25%, 07/21/17[a]	AUD	2,640	$2,026,235
4.75%, 06/15/16[a]	AUD	989	743,929
5.50%, 01/21/18[a]	AUD	2,825	2,254,506
6.00%, 02/15/17[a]	AUD	1,800	1,402,488

			6,427,158
AUSTRIA — 4.60%
Austria Government Bond
3.20%, 02/20/17[b]	EUR	1,700	1,977,084
4.00%, 09/15/16[b]	EUR	1,425	1,648,238
4.30%, 09/15/17[b]	EUR	1,325	1,602,908
4.65%, 01/15/18[b]	EUR	1,200	1,482,987

			6,711,217
BELGIUM — 4.66%
Belgium Government Bond
1.25%, 06/22/18[a]	EUR	150	172,293
2.75%, 03/28/16[b]	EUR	5	5,338
3.25%, 09/28/16[b]	EUR	1,200	1,378,372
3.50%, 06/28/17[b]	EUR	975	1,152,665
4.00%, 03/28/17[b]	EUR	1,380	1,630,397
4.00%, 03/28/18[b]	EUR	1,140	1,398,815
5.50%, 09/28/17[b]	EUR	850	1,054,218

			6,792,098
CANADA — 4.59%
Canadian Government Bond
0.25%, 05/01/17	CAD	245	187,863
1.00%, 08/01/16	CAD	800	618,506
1.25%, 08/01/17	CAD	625	488,441
1.25%, 02/01/18	CAD	450	353,408
1.25%, 03/01/18	CAD	740	581,665
1.50%, 02/01/17	CAD	150	117,190
1.50%, 03/01/17	CAD	925	723,564
1.50%, 09/01/17	CAD	550	432,518
2.00%, 06/01/16	CAD	775	603,415
2.75%, 09/01/16	CAD	925	728,848
4.00%, 06/01/16	CAD	1,060	838,679
4.00%, 06/01/17	CAD	575	471,095
4.25%, 06/01/18	CAD	639	544,532

			6,689,724
DENMARK — 4.60%
Denmark Government Bond
2.50%, 11/15/16	DKK	21,675	3,325,042
4.00%, 11/15/15	DKK	13	1,954
4.00%, 11/15/17	DKK	20,850	3,384,819

			6,711,815

Security	Principal (000s)		Value

FINLAND — 2.35%
Finland Government Bond
1.75%, 04/15/16[b]	EUR	213	$238,544
1.88%, 04/15/17[b]	EUR	925	1,058,149
3.88%, 09/15/17[b]	EUR	1,775	2,130,862

			3,427,555
FRANCE — 7.17%
France Government Bond OAT
0.00%, 02/25/18[a]	EUR	175	193,988
0.25%, 11/25/16[a]	EUR	175	194,492
1.00%, 05/25/18[a]	EUR	990	1,128,596
3.00%, 10/25/15[a]	EUR	—	336
3.75%, 04/25/17[a]	EUR	1,375	1,622,592
4.00%, 04/25/18[a]	EUR	1,305	1,604,408
4.25%, 10/25/17[a]	EUR	1,475	1,790,070
5.00%, 10/25/16[a]	EUR	550	646,393
French Treasury Note BTAN
1.00%, 07/25/17[a]	EUR	900	1,017,569
1.75%, 02/25/17[a]	EUR	1,950	2,219,785
2.50%, 07/25/16[a]	EUR	26	29,280

			10,447,509
GERMANY — 8.43%
Bundesobligation
0.25%, 04/13/18[a]	EUR	875	979,644
0.50%, 04/07/17[a]	EUR	875	978,856
0.50%, 10/13/17[a]	EUR	775	870,536
0.50%, 02/23/18[a]	EUR	825	928,929
0.75%, 02/24/17[a]	EUR	2,525	2,833,875
1.25%, 10/14/16[a]	EUR	450	506,210
1.75%, 10/09/15[a]	EUR	—	503
Bundesrepublik Deutschland
3.75%, 01/04/17[a]	EUR	75	87,630
4.00%, 07/04/16[a]	EUR	249	286,097
4.00%, 01/04/18[a]	EUR	975	1,188,337
4.25%, 07/04/17[a]	EUR	925	1,110,410
4.25%, 07/04/18[a]	EUR	600	749,594
Bundesschatzanweisungen
0.00%, 09/16/16[a]	EUR	625	692,505
0.00%, 12/16/16[a]	EUR	675	748,298
0.00%, 03/10/17[a]	EUR	300	332,713

			12,294,137
IRELAND — 0.47%
Ireland Government Bond
4.60%, 04/18/16	EUR	2	2,639
5.50%, 10/18/17	EUR	550	682,263

			684,902
ITALY — 8.38%
Italy Buoni Poliennali Del Tesoro
0.75%, 01/15/18	EUR	675	755,290
1.15%, 05/15/17	EUR	625	703,556
1.50%, 12/15/16	EUR	450	507,059
2.25%, 05/15/16	EUR	143	160,760
2.75%, 11/15/16	EUR	475	543,034
3.50%, 11/01/17	EUR	750	890,407

20

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF

July 31, 2015

Security	Principal (000s)		Value

3.50%, 06/01/18	EUR	800	$964,054
3.75%, 08/01/16	EUR	1,051	1,204,113
4.00%, 02/01/17	EUR	1,400	1,637,647
4.50%, 02/01/18	EUR	1,075	1,313,404
4.75%, 09/15/16	EUR	650	755,940
4.75%, 05/01/17	EUR	575	686,783
4.75%, 06/01/17	EUR	675	808,763
5.25%, 08/01/17[a]	EUR	1,050	1,278,728

			12,209,538
JAPAN — 22.76%
Japan Government Five Year Bond
0.10%, 12/20/17	JPY	249,000	2,014,288
0.10%, 03/20/18	JPY	25,000	202,286
0.20%, 03/20/17	JPY	40,000	323,900
0.20%, 06/20/17	JPY	702,500	5,691,387
0.20%, 09/20/17	JPY	393,000	3,185,205
0.20%, 12/20/17	JPY	140,000	1,135,221
0.30%, 06/20/16	JPY	2,450	19,826
0.30%, 09/20/16	JPY	104,000	842,258
0.30%, 12/20/16	JPY	715,000	5,794,850
0.30%, 03/20/17	JPY	110,700	897,850
0.30%, 03/20/18	JPY	120,000	976,059
0.30%, 06/20/18	JPY	50,000	406,873
0.40%, 06/20/16	JPY	39,850	322,763
0.40%, 09/20/16	JPY	136,700	1,108,330
0.40%, 12/20/16	JPY	100,000	811,582
0.40%, 03/20/18	JPY	335,000	2,731,915
0.40%, 06/20/18	JPY	200,000	1,632,140
Japan Government Ten Year Bond
1.70%, 09/20/16	JPY	95,000	781,485
Japan Government Two Year Bond
0.10%, 08/15/16	JPY	100,000	807,966
0.10%, 09/15/16	JPY	432,500	3,494,734

			33,180,918
NETHERLANDS — 4.88%
Netherlands Government Bond
0.00%, 04/15/18[b]	EUR	490	543,580
0.50%, 04/15/17[b]	EUR	1,100	1,230,096
1.25%, 01/15/18[b]	EUR	1,100	1,258,176
2.50%, 01/15/17[b]	EUR	925	1,062,274
4.00%, 07/15/16[b]	EUR	749	861,045
4.00%, 07/15/18[b]	EUR	600	743,815
4.50%, 07/15/17[b]	EUR	1,175	1,417,304

			7,116,290
NORWAY — 2.96%
Norway Government Bond Series 472
4.25%, 05/19/17[b]	NOK	33,002	4,322,253

			4,322,253
PORTUGAL — 4.61%
Portugal Obrigacoes do Tesouro OT
3.35%, 10/15/15[b]	EUR	2	2,023
4.20%, 10/15/16[b]	EUR	1,295	1,505,532
4.35%, 10/16/17[b]	EUR	3,675	4,413,878
4.45%, 06/15/18[b]	EUR	650	798,841

Security	Principal (000s)		Value

6.40%, 02/15/16[b]	EUR	2	$2,597

			6,722,871
SPAIN — 4.71%
Spain Government Bond
0.25%, 04/30/18	EUR	350	386,058
0.50%, 10/31/17	EUR	325	361,556
2.10%, 04/30/17	EUR	1,000	1,144,072
3.30%, 07/30/16	EUR	343	391,329
3.80%, 01/31/17[b]	EUR	850	991,986
4.10%, 07/30/18[b]	EUR	734	901,483
4.50%, 01/31/18	EUR	825	1,007,419
5.50%, 07/30/17[b]	EUR	1,375	1,681,614

			6,865,517
SWEDEN — 3.10%
Sweden Government Bond
3.00%, 07/12/16	SEK	6,210	747,915
3.75%, 08/12/17	SEK	29,775	3,764,699

			4,512,614
SWITZERLAND — 0.86%
Switzerland Government Bond
3.00%, 01/08/18[a]	CHF	670	762,577
4.25%, 06/05/17[a]	CHF	425	484,034

			1,246,611
UNITED KINGDOM — 4.65%
United Kingdom Gilt
1.00%, 09/07/17[a]	GBP	1,450	2,274,880
1.25%, 07/22/18[a]	GBP	250	393,144
1.75%, 01/22/17[a]	GBP	1,020	1,618,986
5.00%, 03/07/18[a]	GBP	1,100	1,902,418
8.75%, 08/25/17[a]	GBP	325	592,196

			6,781,624

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $160,548,630)			143,144,351

21

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR INTERNATIONAL TREASURY BOND ETF

July 31, 2015

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.26%

MONEY MARKET FUNDS — 0.26%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	373	$373,388

		373,388

TOTAL SHORT-TERM INVESTMENTS
(Cost: $373,388)		373,388

TOTAL INVESTMENTS IN SECURITIES — 98.45%
(Cost: $160,922,018)		143,517,739
Other Assets, Less Liabilities — 1.55%		2,259,205

NET ASSETS — 100.00%		$145,776,944

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

22

Schedule of Investments (Unaudited)

iSHARES® AAA – A RATED CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 98.34%

AEROSPACE & DEFENSE — 1.82%
Boeing Capital Corp.
4.70%, 10/27/19	$200	$221,306
Boeing Co. (The)
4.88%, 02/15/20	600	670,561
General Dynamics Corp.
1.00%, 11/15/17	150	149,120
3.60%, 11/15/42 (Call 05/15/42)	150	136,218
3.88%, 07/15/21 (Call 04/15/21)	350	374,640
Lockheed Martin Corp.
3.35%, 09/15/21	400	410,204
3.60%, 03/01/35 (Call 09/01/34)[a]	25	22,896
3.80%, 03/01/45 (Call 09/01/44)	300	268,250
4.07%, 12/15/42	200	187,839
4.85%, 09/15/41	300	315,243
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	600	584,709
3.13%, 10/15/20	150	154,605
United Technologies Corp.
1.80%, 06/01/17	900	911,878
3.10%, 06/01/22	875	882,722
4.15%, 05/15/45	100	95,443
4.50%, 06/01/42	1,400	1,411,610
5.70%, 04/15/40	75	88,503
6.13%, 02/01/19	25	28,522

		6,914,269
AGRICULTURE — 1.03%
Archer-Daniels-Midland Co.
4.02%, 04/16/43	150	144,394
4.48%, 03/01/21	250	273,011
5.45%, 03/15/18	300	329,057
Philip Morris International Inc.
1.13%, 08/21/17[a]	1,125	1,121,908
2.50%, 08/22/22	475	460,106
3.60%, 11/15/23[a]	280	287,348
3.88%, 08/21/42	850	773,984
4.13%, 03/04/43[a]	200	188,921
4.25%, 11/10/44	150	143,771
4.38%, 11/15/41	100	98,133
5.65%, 05/16/18	100	110,753

		3,931,386
AIRLINES — 0.29%
American Airlines 2015-1 Pass Through Trust Class A
3.38%, 11/01/28	400	386,000
Continental Airlines Inc. 2012-2 Pass Through Trust Class A
4.00%, 04/29/26	138	139,662

Security	Principal (000s)	Value

United Airlines 2014-2 Pass Through Trust Class A
3.75%, 03/03/28	$600	$595,500

		1,121,162
APPAREL — 0.06%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	250	240,374

		240,374
AUTO MANUFACTURERS — 1.49%
American Honda Finance Corp.
0.95%, 05/05/17	500	498,600
2.13%, 10/10/18	500	504,868
2.25%, 08/15/19	400	401,662
Daimler Finance North America LLC
8.50%, 01/18/31	325	480,551
Toyota Motor Credit Corp.
1.75%, 05/22/17	1,600	1,618,251
2.00%, 09/15/16[a]	600	608,426
2.00%, 10/24/18	300	302,632
2.10%, 01/17/19[a]	150	151,141
2.63%, 01/10/23	750	733,518
3.30%, 01/12/22	350	360,755

		5,660,404
BANKS — 34.22%
Abbey National Treasury Services PLC/London
1.38%, 03/13/17	600	600,133
4.00%, 03/13/24	400	415,177
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 06/13/17[a]	150	149,282
1.45%, 05/15/18	500	495,401
1.88%, 10/06/17	250	251,408
2.25%, 06/13/19	160	160,045
Bank of America Corp.
2.60%, 01/15/19	500	505,086
3.30%, 01/11/23	500	492,329
4.13%, 01/22/24	350	361,867
4.88%, 04/01/44	250	258,987
5.00%, 05/13/21	100	109,751
5.63%, 07/01/20	100	112,684
5.70%, 01/24/22	250	284,811
5.75%, 12/01/17	500	542,990
5.88%, 02/07/42	1,000	1,170,903
6.40%, 08/28/17	1,800	1,964,019
6.50%, 08/01/16	950	999,795
6.50%, 07/15/18	75	83,860
6.88%, 04/25/18	350	393,763
7.63%, 06/01/19	1,850	2,195,030
Bank of America N.A.
1.65%, 03/26/18	1,250	1,245,499
Bank of Montreal
1.40%, 09/11/17	650	648,506
1.45%, 04/09/18 (Call 03/09/18)	300	298,510
2.55%, 11/06/22 (Call 10/06/22)	300	292,083
Bank of New York Mellon Corp. (The)
1.35%, 03/06/18 (Call 02/06/18)	300	297,423
2.10%, 01/15/19 (Call 12/15/18)	350	350,092
3.25%, 09/11/24 (Call 08/11/24)	400	398,241

23

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA – A RATED CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

3.40%, 05/15/24 (Call 04/15/24)[a]	$250	$252,705
3.55%, 09/23/21 (Call 08/23/21)	350	364,696
3.65%, 02/04/24 (Call 01/05/24)	100	103,258
Series G
2.15%, 02/24/20 (Call 01/24/20)	800	791,672
Bank of Nova Scotia (The)
1.45%, 04/25/18[a]	550	547,224
2.05%, 06/05/19[a]	850	844,011
2.55%, 01/12/17	1,050	1,069,349
Bank One Corp.
8.00%, 04/29/27	25	33,031
Barclays Bank PLC
2.50%, 02/20/19	600	604,845
3.75%, 05/15/24	750	756,915
5.00%, 09/22/16	250	260,705
5.13%, 01/08/20	400	445,390
6.75%, 05/22/19[a]	250	289,619
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	1,000	1,001,712
2.25%, 02/01/19 (Call 01/02/19)	400	401,421
BNP Paribas SA
2.38%, 09/14/17	250	252,917
2.40%, 12/12/18[a]	500	505,015
2.45%, 03/17/19	200	202,137
3.25%, 03/03/23	500	500,793
5.00%, 01/15/21	600	666,603
BPCE SA
2.50%, 12/10/18	250	253,310
2.50%, 07/15/19	250	251,955
4.00%, 04/15/24[a]	500	513,080
Branch Banking & Trust Co.
2.30%, 10/15/18 (Call 09/15/18)	250	253,478
2.85%, 04/01/21 (Call 03/01/21)	600	606,434
Citigroup Inc.
1.70%, 04/27/18	300	297,695
1.75%, 05/01/18	550	546,489
1.80%, 02/05/18	600	598,692
2.40%, 02/18/20[a]	750	742,903
2.50%, 09/26/18	800	809,964
2.50%, 07/29/19	250	251,023
3.30%, 04/27/25	500	482,320
4.45%, 01/10/17	1,550	1,616,981
4.50%, 01/14/22	600	646,738
5.38%, 08/09/20	125	140,032
5.85%, 08/02/16	200	209,323
5.88%, 01/30/42	150	176,133
6.13%, 11/21/17	750	821,289
6.13%, 05/15/18	1,000	1,108,745
8.13%, 07/15/39	850	1,242,394
8.50%, 05/22/19	350	425,928
Comerica Bank
5.75%, 11/21/16	250	264,818
Commonwealth Bank of Australia/New York NY
1.13%, 03/13/17	250	248,663
1.90%, 09/18/17	700	705,686
2.25%, 03/13/19	500	500,133
2.30%, 03/12/20	250	247,917
2.50%, 09/20/18	100	101,850
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
2.25%, 01/14/19	400	402,093
3.38%, 01/19/17	1,250	1,286,434
3.88%, 02/08/22	500	523,134
3.95%, 11/09/22[a]	500	498,224

Security	Principal (000s)	Value

4.38%, 08/04/25	$750	$754,776
5.25%, 05/24/41	300	335,783
5.75%, 12/01/43	500	555,116
Credit Suisse/New York NY
1.70%, 04/27/18	500	494,839
1.75%, 01/29/18	250	248,853
2.30%, 05/28/19	750	751,029
3.00%, 10/29/21	500	500,213
3.63%, 09/09/24	750	749,922
4.38%, 08/05/20	800	866,627
Deutsche Bank AG/London
1.40%, 02/13/17	250	249,581
1.88%, 02/13/18	560	557,052
3.70%, 05/30/24	515	513,981
6.00%, 09/01/17	700	757,429
Fifth Third Bank/Cincinnati OH
1.15%, 11/18/16 (Call 10/18/16)	500	499,608
2.38%, 04/25/19 (Call 03/25/19)	350	350,405
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18[a]	1,000	1,012,901
2.55%, 10/23/19[a]	750	753,222
2.60%, 04/23/20 (Call 03/23/20)[a]	1,835	1,832,370
2.90%, 07/19/18	300	307,395
3.63%, 01/22/23	700	705,431
3.75%, 05/22/25 (Call 02/22/25)[a]	50	49,811
4.00%, 03/03/24	150	152,662
4.80%, 07/08/44 (Call 01/08/44)	200	201,657
5.25%, 07/27/21	200	222,276
5.38%, 03/15/20	500	557,923
5.75%, 01/24/22	1,125	1,285,611
6.13%, 02/15/33	700	840,137
6.15%, 04/01/18	1,575	1,744,323
6.25%, 09/01/17	50	54,517
6.25%, 02/01/41	650	779,498
7.50%, 02/15/19	150	176,128
HSBC Bank USA N.A./Buffalo NY
4.88%, 08/24/20	1,150	1,268,083
HSBC Holdings PLC
4.00%, 03/30/22[a]	175	185,103
4.25%, 03/14/24	500	510,629
4.88%, 01/14/22	100	110,702
5.10%, 04/05/21	475	528,221
5.25%, 03/14/44	500	523,078
6.50%, 05/02/36	950	1,147,021
6.50%, 09/15/37	900	1,086,703
HSBC USA Inc.
1.50%, 11/13/17[a]	120	119,836
1.70%, 03/05/18[a]	200	199,548
2.25%, 06/23/19[a]	500	499,217
Huntington National Bank (The)
2.20%, 04/01/19 (Call 03/01/19)	500	494,042
JPMorgan Chase & Co.
1.63%, 05/15/18	100	99,150
1.80%, 01/25/18	250	250,064
2.00%, 08/15/17	600	604,062
2.25%, 01/23/20 (Call 12/23/19)	150	147,844
2.35%, 01/28/19	1,400	1,407,397
2.75%, 06/23/20 (Call 05/23/20)	100	100,530
3.20%, 01/25/23	450	443,920
3.25%, 09/23/22[a]	950	946,613
3.38%, 05/01/23	100	98,115
3.88%, 02/01/24	700	714,710
3.88%, 09/10/24	550	544,529

24

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA – A RATED CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

3.90%, 07/15/25 (Call 04/15/25)	$500	$509,907
4.35%, 08/15/21	175	187,041
4.63%, 05/10/21	250	271,495
4.85%, 02/01/44	200	211,298
5.40%, 01/06/42	800	897,754
5.60%, 07/15/41[a]	50	57,559
6.00%, 01/15/18	600	658,903
6.30%, 04/23/19	700	798,321
6.40%, 05/15/38	425	532,524
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	1,400	1,520,897
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	250	249,456
2.25%, 03/16/20	750	743,725
Lloyds Bank PLC
2.35%, 09/05/19	300	300,674
2.40%, 03/17/20	400	399,960
3.50%, 05/14/25	250	247,212
4.20%, 03/28/17	750	782,896
Manufacturers & Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	250	247,225
2.10%, 02/06/20 (Call 01/06/20)	500	493,155
2.25%, 07/25/19 (Call 06/25/19)	250	250,076
2.30%, 01/30/19 (Call 12/30/18)	250	250,476
Morgan Stanley
2.13%, 04/25/18	500	503,119
2.50%, 01/24/19	600	603,150
2.80%, 06/16/20	435	437,324
3.75%, 02/25/23	850	860,839
4.30%, 01/27/45	500	474,647
4.75%, 03/22/17	1,200	1,262,772
5.50%, 01/26/20[a]	650	725,187
5.50%, 07/28/21[a]	600	677,420
5.63%, 09/23/19	850	950,660
5.75%, 01/25/21	150	170,372
6.38%, 07/24/42	750	928,116
6.63%, 04/01/18	2,450	2,743,465
Series F
3.88%, 04/29/24	800	809,984
MUFG Union Bank N.A.
2.13%, 06/16/17	350	353,308
2.63%, 09/26/18 (Call 08/26/18)	500	507,921
National Australia Bank Ltd./New York
1.60%, 08/07/15	25	25,001
2.75%, 03/09/17	700	716,512
3.00%, 01/20/23[a]	250	246,601
National Bank of Canada
1.45%, 11/07/17 (Call 10/07/17)	250	247,729
Northern Trust Corp.
2.38%, 08/02/22	325	315,141
3.95%, 10/30/25	250	258,386
PNC Bank N.A.
1.13%, 01/27/17 (Call 12/28/16)[b]	1,250	1,244,754
1.60%, 06/01/18 (Call 05/02/18)[b]	500	497,393
2.20%, 01/28/19 (Call 12/29/18)[b]	250	250,485
2.70%, 11/01/22 (Call 10/01/22)[b]	250	240,297
2.95%, 01/30/23 (Call 12/30/22)[b]	400	389,314
4.20%, 11/01/25 (Call 10/02/25)[b]	850	891,164
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[b]	550	559,388
5.13%, 02/08/20[b]	525	584,925
Royal Bank of Canada
1.20%, 01/23/17	900	899,201

Security	Principal (000s)	Value

1.45%, 09/09/16	$100	$100,647
2.15%, 03/15/19[a]	500	501,002
2.20%, 07/27/18	550	557,348
Societe Generale SA
2.75%, 10/12/17[a]	500	509,521
State Street Corp.
3.10%, 05/15/23	300	294,765
3.70%, 11/20/23	500	514,184
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18	500	496,408
1.80%, 07/18/17	700	701,469
2.45%, 01/10/19	500	505,081
2.45%, 01/16/20	500	499,746
3.00%, 01/18/23[a]	250	246,440
3.40%, 07/11/24	500	500,913
Svenska Handelsbanken AB
1.63%, 03/21/18	500	498,529
2.88%, 04/04/17	350	358,450
Toronto-Dominion Bank (The)
1.40%, 04/30/18[a]	750	744,194
1.50%, 09/09/16	100	100,724
2.13%, 07/02/19	100	99,936
2.25%, 11/05/19	300	300,093
2.38%, 10/19/16	575	585,512
2.63%, 09/10/18	500	512,574
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	700	703,400
2.20%, 04/25/19 (Call 03/25/19)	900	903,394
2.95%, 07/15/22 (Call 06/15/22)	450	444,247
3.00%, 03/15/22 (Call 02/15/22)	350	352,568
Series F
2.20%, 11/15/16 (Call 10/14/16)	250	253,997
3.60%, 09/11/24 (Call 08/11/24)	500	501,680
UBS AG/Stamford CT
1.80%, 03/26/18	500	497,561
2.38%, 08/14/19	500	500,630
4.88%, 08/04/20	700	772,877
5.75%, 04/25/18	100	109,953
5.88%, 12/20/17	900	981,708
Wachovia Corp.
5.50%, 08/01/35	350	388,639
5.63%, 10/15/16	325	342,394
5.75%, 06/15/17	700	756,594
Wells Fargo & Co.
1.40%, 09/08/17	250	250,202
1.50%, 01/16/18	500	499,527
2.10%, 05/08/17	450	455,792
2.15%, 01/15/19	2,300	2,312,070
3.00%, 01/22/21	650	660,126
3.50%, 03/08/22	975	1,000,686
3.90%, 05/01/45	200	183,599
4.10%, 06/03/26	500	501,456
4.13%, 08/15/23	100	103,310
4.30%, 07/22/27	500	508,151
4.48%, 01/16/24[a]	350	366,918
4.60%, 04/01/21	500	547,060
5.61%, 01/15/44	1,522	1,689,349
5.63%, 12/11/17	250	273,458
Series M
3.45%, 02/13/23	925	918,561
Series N
2.15%, 01/30/20[a]	95	94,226

25

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA – A RATED CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

Westpac Banking Corp.
1.60%, 01/12/18	$500	$498,337
2.00%, 08/14/17	550	555,927
2.25%, 01/17/19	350	351,253
2.30%, 05/26/20	250	247,829
4.88%, 11/19/19	425	466,951

		130,242,839
BEVERAGES — 3.66%
Anheuser-Busch InBev Finance Inc.
2.15%, 02/01/19	1,250	1,257,069
2.63%, 01/17/23	600	575,096
3.70%, 02/01/24	200	204,902
4.63%, 02/01/44[a]	175	179,449
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	1,700	1,706,361
2.50%, 07/15/22	200	192,105
3.75%, 07/15/42	800	717,619
8.20%, 01/15/39	250	375,137
Brown-Forman Corp.
4.50%, 07/15/45 (Call 01/15/45)	100	101,696
Coca-Cola Co. (The)
0.75%, 11/01/16	200	199,898
1.15%, 04/01/18	300	298,516
1.65%, 11/01/18	300	300,857
1.80%, 09/01/16	200	202,346
2.45%, 11/01/20[a]	450	455,051
2.50%, 04/01/23[a]	400	388,903
3.30%, 09/01/21	450	469,883
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	400	405,830
3.88%, 11/26/23	250	259,157
Diageo Capital PLC
1.50%, 05/11/17	625	625,424
2.63%, 04/29/23 (Call 01/29/23)	600	571,079
Diageo Investment Corp.
4.25%, 05/11/42	350	339,281
PepsiCo Inc.
0.95%, 02/22/17	100	100,014
2.25%, 01/07/19 (Call 12/07/18)	700	710,380
2.75%, 03/05/22	1,700	1,690,225
2.75%, 03/01/23	650	637,050
2.75%, 04/30/25 (Call 01/30/25)	250	239,096
3.60%, 08/13/42	350	312,789
4.00%, 03/05/42[a]	275	262,144
7.90%, 11/01/18	125	148,876

		13,926,233
BIOTECHNOLOGY — 0.63%
Gilead Sciences Inc.
2.35%, 02/01/20	1,000	998,220
3.50%, 02/01/25 (Call 11/01/24)	400	400,765
4.50%, 02/01/45 (Call 08/01/44)	1,000	989,294

		2,388,279
CHEMICALS — 1.14%
EI du Pont de Nemours & Co.
3.63%, 01/15/21[a]	450	469,539
4.15%, 02/15/43[a]	375	356,298
6.00%, 07/15/18	500	558,807

Security	Principal (000s)	Value

Lubrizol Corp.
8.88%, 02/01/19	$150	$183,597
Monsanto Co.
2.13%, 07/15/19	250	247,494
3.95%, 04/15/45 (Call 10/15/44)	50	41,807
4.20%, 07/15/34 (Call 01/15/34)	700	648,387
Potash Corp. of Saskatchewan Inc.
3.63%, 03/15/24 (Call 12/15/23)	500	498,847
5.63%, 12/01/40[a]	150	166,923
6.50%, 05/15/19	100	114,791
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	150	143,487
3.55%, 11/07/42 (Call 05/07/42)	250	222,026
4.50%, 08/15/19	400	436,305
Sherwin-Williams Co. (The)
1.35%, 12/15/17	250	248,776

		4,337,084
COMMERCIAL SERVICES — 0.38%
Catholic Health Initiatives
2.95%, 11/01/22	425	415,304
Massachusetts Institute of Technology
5.60%, 07/01/11	310	389,229
MasterCard Inc.
2.00%, 04/01/19	200	201,326
3.38%, 04/01/24	250	255,450
Princeton University
5.70%, 03/01/39	100	127,654
Series A
4.95%, 03/01/19	50	55,548

		1,444,511
COMPUTERS — 3.37%
Apple Inc.
1.00%, 05/03/18	1,000	989,507
1.55%, 02/07/20	750	736,387
2.00%, 05/06/20	145	144,527
2.10%, 05/06/19	500	505,576
2.40%, 05/03/23[a]	1,100	1,049,748
2.70%, 05/13/22	500	496,667
2.85%, 05/06/21	750	759,880
3.45%, 05/06/24	500	509,624
3.45%, 02/09/45	590	506,898
3.85%, 05/04/43	500	463,221
4.38%, 05/13/45[a]	450	450,614
4.45%, 05/06/44[a]	250	253,801
EMC Corp./MA
1.88%, 06/01/18	500	501,174
2.65%, 06/01/20[a]	500	503,568
3.38%, 06/01/23 (Call 03/01/23)[a]	250	251,984
International Business Machines Corp.
1.25%, 02/08/18	500	498,281
1.63%, 05/15/20	500	487,174
1.88%, 05/15/19[a]	300	299,375
3.63%, 02/12/24	500	506,932
4.00%, 06/20/42[a]	610	557,668
5.70%, 09/14/17	1,500	1,638,805
7.63%, 10/15/18	600	708,174

		12,819,585

26

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA – A RATED CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

COSMETICS & PERSONAL CARE — 0.63%
Colgate-Palmolive Co.
1.75%, 03/15/19	$150	$149,518
1.95%, 02/01/23[a]	350	331,003
Procter & Gamble Co. (The)
0.75%, 11/04/16	250	249,966
1.45%, 08/15/16	810	816,607
5.55%, 03/05/37	715	868,794

		2,415,888
DISTRIBUTION & WHOLESALE — 0.05%
WW Grainger Inc.
4.60%, 06/15/45 (Call 12/15/44)	200	205,664

		205,664
DIVERSIFIED FINANCIAL SERVICES — 5.19%
American Express Co.
2.65%, 12/02/22	143	137,201
4.05%, 12/03/42	337	316,984
7.00%, 03/19/18	400	452,815
American Express Credit Corp.
1.55%, 09/22/17	185	184,957
2.13%, 07/27/18	600	605,486
2.13%, 03/18/19	500	500,569
2.25%, 08/15/19[a]	200	199,907
2.38%, 03/24/17	825	838,306
2.38%, 05/26/20 (Call 04/25/20)	500	497,351
2.80%, 09/19/16	900	918,608
Ameriprise Financial Inc.
4.00%, 10/15/23	100	104,582
5.30%, 03/15/20	450	506,929
Charles Schwab Corp. (The)
4.45%, 07/22/20	300	331,018
CME Group Inc./IL
3.00%, 09/15/22	350	353,220
3.00%, 03/15/25 (Call 12/15/24)	250	243,733
5.30%, 09/15/43 (Call 03/15/43)	100	112,291
General Electric Capital Corp.
1.63%, 04/02/18[a]	500	501,766
2.30%, 04/27/17	550	560,273
2.30%, 01/14/19	1,300	1,317,643
3.10%, 01/09/23	450	451,303
4.63%, 01/07/21[a]	1,050	1,157,522
4.65%, 10/17/21	550	606,234
5.63%, 09/15/17	150	163,234
5.63%, 05/01/18	700	773,705
5.88%, 01/14/38	2,175	2,666,389
6.15%, 08/07/37	100	126,552
6.38%, 11/15/67 (Call 11/15/17)[a,c]	1,000	1,070,000
HSBC Finance Corp.
6.68%, 01/15/21[a]	750	869,693
Intercontinental Exchange Inc.
2.50%, 10/15/18	250	254,333
4.00%, 10/15/23	200	209,164
Invesco Finance PLC
3.13%, 11/30/22	300	297,447
Murray Street Investment Trust I
4.65%, 03/09/17[d]	850	890,053
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (Call 10/27/24)	450	433,402

Security	Principal (000s)	Value

10.38%, 11/01/18	$300	$377,152
NYSE Holdings LLC
2.00%, 10/05/17	250	252,233
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	200	199,414
5.60%, 12/01/19	250	283,700

		19,765,169
ELECTRIC — 3.57%
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	145	132,936
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	200	180,731
Commonwealth Edison Co.
5.80%, 03/15/18	600	665,441
Consolidated Edison Co. of New York Inc.
3.95%, 03/01/43 (Call 09/01/42)	275	257,571
4.45%, 03/15/44 (Call 09/15/43)[a]	200	201,711
7.13%, 12/01/18	250	289,011
Series 08-B
6.75%, 04/01/38	350	449,575
Consumers Energy Co.
6.70%, 09/15/19	250	292,888
Duke Energy Carolinas LLC
3.75%, 06/01/45 (Call 12/01/44)[a]	120	111,881
4.00%, 09/30/42 (Call 03/30/42)	1,175	1,141,461
5.30%, 02/15/40	75	86,971
7.00%, 11/15/18	700	813,532
Duke Energy Florida Inc.
6.40%, 06/15/38	200	259,831
Duke Energy Progress Inc.
2.80%, 05/15/22 (Call 02/15/22)	175	174,937
5.30%, 01/15/19	50	55,496
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	100	98,429
4.05%, 06/01/42 (Call 12/01/41)	650	642,997
4.05%, 10/01/44 (Call 04/01/44)[a]	105	103,641
5.69%, 03/01/40	125	154,562
Georgia Power Co.
4.25%, 12/01/19	250	269,755
4.30%, 03/15/42	600	562,311
Series 10-C
4.75%, 09/01/40	100	99,323
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	50	51,819
5.13%, 11/01/40 (Call 05/01/40)	250	282,184
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)	450	468,327
5.40%, 01/15/40[a]	150	169,979
5.80%, 03/01/37	125	147,162
6.05%, 03/01/34	1,150	1,401,289
PacifiCorp
6.00%, 01/15/39	450	558,744
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	275	251,916
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	100	95,982
San Diego Gas & Electric Co.
4.50%, 08/15/40	150	158,211
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	300	290,977

27

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA – A RATED CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	$350	$376,599
4.65%, 10/01/43 (Call 04/01/43)	275	295,759
5.50%, 03/15/40	350	414,794
Series 08-A
5.95%, 02/01/38	50	61,601
Southern Co. (The)
2.45%, 09/01/18	100	101,611
Virginia Electric & Power Co.
4.45%, 02/15/44 (Call 08/15/43)[a]	150	154,975
5.40%, 04/30/18	475	522,108
8.88%, 11/15/38	475	749,538

		13,598,566
ELECTRICAL COMPONENTS & EQUIPMENT — 0.06%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	250	244,443

		244,443
ELECTRONICS — 0.23%
Honeywell International Inc.
4.25%, 03/01/21	300	330,616
5.30%, 03/01/18	100	109,808
5.38%, 03/01/41	375	441,940

		882,364
ENGINEERING & CONSTRUCTION — 0.16%
ABB Finance USA Inc.
1.63%, 05/08/17	350	350,998
2.88%, 05/08/22	25	24,724
4.38%, 05/08/42	250	249,930

		625,652
FOOD — 0.38%
Sysco Corp.
5.25%, 02/12/18	300	327,132
Unilever Capital Corp.
0.85%, 08/02/17	250	248,712
2.20%, 03/06/19[a]	650	659,195
5.90%, 11/15/32	150	194,190

		1,429,229
GAS — 0.11%
Atmos Energy Corp.
4.13%, 10/15/44 (Call 04/15/44)[a]	200	194,315
ONE Gas Inc.
4.66%, 02/01/44 (Call 08/01/43)	200	211,713

		406,028
HAND & MACHINE TOOLS — 0.05%
Stanley Black & Decker Inc.
2.90%, 11/01/22	200	197,979

		197,979
HEALTH CARE — PRODUCTS — 1.53%
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	250	245,915

Security	Principal (000s)	Value

6.55%, 10/15/37	$275	$352,413
Medtronic Inc.
1.38%, 04/01/18	50	49,786
3.50%, 03/15/25[e]	2,400	2,398,765
3.63%, 03/15/24 (Call 12/15/23)	300	306,509
4.00%, 04/01/43 (Call 10/01/42)	275	257,635
4.38%, 03/15/35[e]	800	802,963
4.63%, 03/15/44 (Call 09/15/43)[a]	200	205,691
4.63%, 03/15/45[e]	200	204,840
St. Jude Medical Inc.
3.25%, 04/15/23 (Call 01/15/23)	250	245,703
4.75%, 04/15/43 (Call 10/15/42)	150	151,217
Stryker Corp.
2.00%, 09/30/16	600	606,847

		5,828,284
HEALTH CARE — SERVICES — 1.70%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	450	447,876
2.75%, 11/15/22 (Call 08/15/22)	300	285,142
4.50%, 05/15/42 (Call 11/15/41)[a]	525	503,929
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	150	167,307
Howard Hughes Medical Institute
3.50%, 09/01/23	450	467,479
Kaiser Foundation Hospitals
4.88%, 04/01/42	200	216,584
UnitedHealth Group Inc.
1.40%, 10/15/17	400	398,954
2.88%, 03/15/22 (Call 12/15/21)	450	442,487
2.88%, 03/15/23	350	338,982
3.75%, 07/15/25	1,750	1,787,102
4.25%, 03/15/43 (Call 09/15/42)	500	480,600
4.63%, 07/15/35	25	26,059
6.00%, 02/15/18	50	55,268
6.88%, 02/15/38	650	859,818

		6,477,587
HOLDING COMPANIES — DIVERSIFIED — 0.02%
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)[a]	100	94,763

		94,763
HOUSEHOLD PRODUCTS & WARES — 0.12%
Kimberly-Clark Corp.
6.63%, 08/01/37	25	33,017
7.50%, 11/01/18	350	412,576

		445,593
INSURANCE — 2.60%
ACE INA Holdings Inc.
3.35%, 05/15/24	200	198,098
AEGON Funding Co. LLC
5.75%, 12/15/20	250	283,311
Aflac Inc.
2.65%, 02/15/17[a]	600	612,477
3.63%, 11/15/24	250	251,936
Allstate Corp. (The)
3.15%, 06/15/23	250	250,757

28

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA – A RATED CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

4.50%, 06/15/43	$250	$255,342
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	100	103,759
Axis Specialty Finance LLC
5.88%, 06/01/20	100	112,880
Berkshire Hathaway Finance Corp.
0.95%, 08/15/16	350	351,119
1.30%, 05/15/18	500	499,189
1.60%, 05/15/17	600	606,035
3.00%, 05/15/22	360	363,836
4.40%, 05/15/42	200	197,925
5.75%, 01/15/40	50	59,240
Berkshire Hathaway Inc.
1.55%, 02/09/18[a]	100	100,273
1.90%, 01/31/17	50	50,734
3.00%, 02/11/23	350	351,030
4.50%, 02/11/43[a]	450	453,801
Chubb Corp. (The)
5.75%, 05/15/18	300	331,743
6.00%, 05/11/37	100	123,445
6.38%, 03/29/67 (Call 04/15/17)[a,c]	550	570,625
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	250	238,386
4.13%, 05/15/43 (Call 11/15/42)	100	91,612
MetLife Inc.
1.76%, 12/15/17	375	377,163
3.00%, 03/01/25[a]	300	287,729
4.13%, 08/13/42	610	574,748
4.88%, 11/13/43	450	477,086
7.72%, 02/15/19	400	477,115
Series D
4.37%, 09/15/23	450	480,418
Travelers Companies Inc. (The)
5.35%, 11/01/40	500	574,751
Travelers Property Casualty Corp.
6.38%, 03/15/33	150	188,250

		9,894,813
INTERNET — 0.61%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)[e]	260	257,479
3.60%, 11/28/24 (Call 08/28/24)[e]	800	768,866
4.50%, 11/28/34 (Call 05/28/34)[a,e]	200	193,799
Baidu Inc.
2.25%, 11/28/17	200	200,412
3.50%, 11/28/22	500	493,427
Google Inc.
3.38%, 02/25/24[a]	250	255,967
3.63%, 05/19/21	125	133,298

		2,303,248
MACHINERY — 1.89%
Caterpillar Financial Services Corp.
2.10%, 06/09/19	1,050	1,051,461
2.25%, 12/01/19	200	200,887
2.85%, 06/01/22	200	199,798
Caterpillar Inc.
1.50%, 06/26/17	700	704,849
3.80%, 08/15/42	550	513,516
3.90%, 05/27/21	400	426,980
5.20%, 05/27/41	200	225,318

Security	Principal (000s)	Value

7.90%, 12/15/18	$250	$297,957
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	300	312,017
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	450	442,316
3.90%, 06/09/42 (Call 12/09/41)	400	381,612
John Deere Capital Corp.
1.05%, 10/11/16	500	501,299
1.20%, 10/10/17[a]	750	749,014
1.35%, 01/16/18	295	294,507
2.05%, 03/10/20	150	149,070
2.25%, 04/17/19	725	729,836

		7,180,437
MANUFACTURING — 1.06%
3M Co.
1.38%, 09/29/16	500	504,006
2.00%, 06/26/22	575	556,657
Danaher Corp.
3.90%, 06/23/21 (Call 03/23/21)	350	373,898
General Electric Co.
2.70%, 10/09/22	400	393,402
3.38%, 03/11/24	100	102,017
4.13%, 10/09/42	200	196,095
4.50%, 03/11/44	350	363,421
5.25%, 12/06/17	700	760,971
Illinois Tool Works Inc.
3.50%, 03/01/24 (Call 12/01/23)	250	255,892
3.90%, 09/01/42 (Call 03/01/42)	425	401,427
6.25%, 04/01/19	100	114,409

		4,022,195
MEDIA — 2.73%
Comcast Corp.
2.85%, 01/15/23	450	440,618
3.38%, 08/15/25 (Call 05/15/25)[a]	45	44,580
3.60%, 03/01/24	200	204,509
4.25%, 01/15/33[a]	1,500	1,487,844
4.50%, 01/15/43[a]	1,000	1,002,111
4.60%, 08/15/45 (Call 02/15/45)	500	509,247
4.65%, 07/15/42	700	718,899
4.75%, 03/01/44	250	260,546
5.70%, 05/15/18	250	277,557
6.45%, 03/15/37	100	125,543
6.50%, 01/15/17	875	942,892
6.95%, 08/15/37	450	595,771
NBCUniversal Media LLC
2.88%, 01/15/23	250	244,711
4.38%, 04/01/21	350	378,842
5.15%, 04/30/20	950	1,066,886
Walt Disney Co. (The)
1.10%, 12/01/17	500	498,155
1.13%, 02/15/17	500	501,633
1.35%, 08/16/16	300	302,143
2.35%, 12/01/22[a]	400	389,016
Series E
4.13%, 12/01/41	400	401,813

		10,393,316

29

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA – A RATED CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

METAL FABRICATE & HARDWARE — 0.21%
Precision Castparts Corp.
1.25%, 01/15/18	$500	$497,723
2.50%, 01/15/23 (Call 10/15/22)	300	288,369

		786,092
MINING — 1.50%
BHP Billiton Finance USA Ltd.
1.63%, 02/24/17	700	704,477
1.88%, 11/21/16	400	404,992
3.25%, 11/21/21	100	100,497
3.85%, 09/30/23[a]	100	101,355
4.13%, 02/24/42	200	181,341
5.00%, 09/30/43	675	697,127
6.50%, 04/01/19	350	402,165
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	300	292,106
6.50%, 07/15/18	400	449,083
7.13%, 07/15/28	250	309,536
Rio Tinto Finance USA PLC
1.63%, 08/21/17 (Call 07/21/17)	900	896,638
2.88%, 08/21/22 (Call 05/21/22)[a]	590	564,046
4.13%, 08/21/42 (Call 02/21/42)[a]	675	594,605

		5,697,968
OIL & GAS — 7.23%
BP Capital Markets PLC
1.38%, 11/06/17	300	299,095
1.85%, 05/05/17	2,325	2,345,764
2.24%, 09/26/18	300	303,672
2.24%, 05/10/19	200	201,190
2.50%, 11/06/22	650	617,612
2.75%, 05/10/23	900	861,729
3.51%, 03/17/25	310	306,742
4.50%, 10/01/20[a]	300	329,331
4.74%, 03/11/21	50	55,030
Chevron Corp.
1.37%, 03/02/18	500	499,059
1.72%, 06/24/18 (Call 05/24/18)	800	804,362
1.96%, 03/03/20 (Call 02/03/20)	200	198,252
2.36%, 12/05/22 (Call 09/05/22)	500	478,044
3.19%, 06/24/23 (Call 03/24/23)[a]	500	502,198
4.95%, 03/03/19	675	745,049
Conoco Funding Co.
7.25%, 10/15/31	400	525,756
ConocoPhillips
5.75%, 02/01/19	500	563,222
6.00%, 01/15/20	150	173,085
6.50%, 02/01/39	975	1,215,596
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/16	900	950,741
ConocoPhillips Co.
2.20%, 05/15/20 (Call 04/15/20)	70	69,551
3.35%, 11/15/24 (Call 08/15/24)[a]	200	197,069
4.30%, 11/15/44 (Call 05/15/44)[a]	200	192,681
ConocoPhillips Holding Co.
6.95%, 04/15/29	350	451,369
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	250	251,708
2.63%, 03/15/23 (Call 12/15/22)[a]	350	335,192

Security	Principal (000s)	Value

3.90%, 04/01/35 (Call 10/01/34)	$190	$179,332
5.63%, 06/01/19	50	56,375
5.88%, 09/15/17	100	109,189
Exxon Mobil Corp.
0.92%, 03/15/17	400	399,230
1.31%, 03/06/18	600	599,017
2.71%, 03/06/25 (Call 12/06/24)[a]	750	727,872
3.18%, 03/15/24 (Call 12/15/23)	450	454,960
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	540	537,469
2.70%, 02/15/23 (Call 11/15/22)	700	669,631
4.63%, 06/15/45 (Call 12/15/44)	200	202,202
Shell International Finance BV
0.90%, 11/15/16[a]	500	500,250
1.13%, 08/21/17[a]	1,325	1,321,358
1.90%, 08/10/18	100	100,855
2.38%, 08/21/22	490	471,075
3.25%, 05/11/25	650	641,605
4.13%, 05/11/35	750	744,804
4.55%, 08/12/43	500	511,483
5.50%, 03/25/40	300	344,563
6.38%, 12/15/38[a]	675	851,504
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	120	118,719
6.50%, 06/15/38[a]	950	1,153,683
Total Capital Canada Ltd.
2.75%, 07/15/23	450	433,537
Total Capital International SA
1.55%, 06/28/17	1,000	1,006,376
2.13%, 01/10/19	100	100,939
2.70%, 01/25/23	410	396,292
3.70%, 01/15/24	200	205,620
3.75%, 04/10/24[a]	500	515,489
Total Capital SA
2.13%, 08/10/18	700	708,956

		27,535,484
OIL & GAS SERVICES — 0.77%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	175	175,077
5.13%, 09/15/40	400	422,064
Halliburton Co.
1.00%, 08/01/16	300	300,117
3.25%, 11/15/21 (Call 08/15/21)	325	329,600
3.50%, 08/01/23 (Call 05/01/23)[a]	100	100,842
4.50%, 11/15/41 (Call 05/15/41)[a]	350	345,913
4.75%, 08/01/43 (Call 02/01/43)	200	202,264
7.45%, 09/15/39	175	237,837
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	500	471,849
3.95%, 12/01/42 (Call 06/01/42)	150	130,768
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)[a]	200	206,711

		2,923,042
PHARMACEUTICALS — 5.08%
Abbott Laboratories
2.00%, 03/15/20	310	307,394
2.55%, 03/15/22	500	490,160
5.30%, 05/27/40	450	510,295

30

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA – A RATED CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	$600	$580,441
AstraZeneca PLC
1.95%, 09/18/19	700	698,834
4.00%, 09/18/42[a]	600	573,497
6.45%, 09/15/37	150	193,787
Bristol-Myers Squibb Co.
0.88%, 08/01/17	250	248,592
2.00%, 08/01/22	375	355,452
4.50%, 03/01/44 (Call 09/01/43)	315	328,020
Eli Lilly & Co.
1.95%, 03/15/19[a]	500	502,405
5.20%, 03/15/17	250	266,513
5.55%, 03/15/37	75	89,332
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	250	245,167
5.65%, 05/15/18	125	138,971
6.38%, 05/15/38	775	990,308
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	650	646,574
Johnson & Johnson
1.65%, 12/05/18[a]	250	250,734
2.95%, 09/01/20	350	364,407
4.50%, 12/05/43 (Call 06/05/43)	250	271,908
5.55%, 08/15/17	400	435,697
5.95%, 08/15/37	525	668,027
Merck & Co. Inc.
1.10%, 01/31/18	1,000	996,096
1.30%, 05/18/18	100	99,592
2.40%, 09/15/22 (Call 06/15/22)	200	193,277
2.75%, 02/10/25 (Call 11/10/24)	900	861,529
2.80%, 05/18/23	250	245,583
3.70%, 02/10/45 (Call 08/10/44)	525	481,112
4.15%, 05/18/43	450	446,568
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	125	139,088
Novartis Capital Corp.
2.40%, 09/21/22	400	387,784
3.40%, 05/06/24	400	406,794
3.70%, 09/21/42	325	309,119
4.40%, 05/06/44	225	237,647
Novartis Securities Investment Ltd.
5.13%, 02/10/19	725	804,562
Pfizer Inc.
0.90%, 01/15/17	200	199,824
1.10%, 05/15/17	600	600,732
3.00%, 06/15/23	300	298,410
4.30%, 06/15/43	250	248,124
6.20%, 03/15/19	1,050	1,199,686
7.20%, 03/15/39	1,225	1,692,665
Sanofi
4.00%, 03/29/21	300	320,469

		19,325,176
PIPELINES — 0.60%
TransCanada PipeLines Ltd.
2.50%, 08/01/22[a]	250	235,999
3.75%, 10/16/23 (Call 07/16/23)	250	249,895
3.80%, 10/01/20	300	316,668
4.63%, 03/01/34 (Call 12/01/33)	375	367,138
5.00%, 10/16/43 (Call 04/16/43)	200	198,596
6.10%, 06/01/40	500	567,899

Security	Principal (000s)	Value

6.50%, 08/15/18	$100	$113,078
7.63%, 01/15/39	175	230,785

		2,280,058
REAL ESTATE INVESTMENT TRUSTS — 0.72%
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	500	544,787
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	775	786,703
2.20%, 02/01/19 (Call 11/01/18)	200	201,935
3.38%, 03/15/22 (Call 12/15/21)	700	716,924
4.75%, 03/15/42 (Call 09/15/41)	375	389,511
5.65%, 02/01/20 (Call 11/01/19)	100	113,963

		2,753,823
RETAIL — 4.33%
Costco Wholesale Corp.
1.70%, 12/15/19	500	494,948
5.50%, 03/15/17	250	268,010
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	250	251,805
2.25%, 09/10/18 (Call 08/10/18)	150	153,363
2.63%, 06/01/22 (Call 05/01/22)	190	187,845
3.75%, 02/15/24 (Call 11/15/23)	400	418,705
4.20%, 04/01/43 (Call 10/01/42)	350	348,497
4.25%, 04/01/46 (Call 10/01/45)	200	200,460
4.88%, 02/15/44 (Call 08/15/43)	50	54,948
5.88%, 12/16/36	1,025	1,251,375
5.95%, 04/01/41 (Call 10/01/40)	250	310,076
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	500	504,121
3.12%, 04/15/22 (Call 01/15/22)	250	253,570
3.80%, 11/15/21 (Call 08/15/21)	75	79,174
4.65%, 04/15/42 (Call 10/15/41)	450	474,850
5.00%, 09/15/43 (Call 03/15/43)[a]	100	110,964
6.65%, 09/15/37	225	295,484
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)	100	98,995
2.63%, 01/15/22	250	244,879
3.25%, 06/10/24	100	99,570
3.70%, 02/15/42	400	346,444
4.60%, 05/26/45 (Call 11/26/44)	200	196,280
5.35%, 03/01/18[a]	75	81,910
6.30%, 10/15/37	150	181,292
Starbucks Corp.
3.85%, 10/01/23 (Call 07/01/23)	200	212,538
Target Corp.
2.90%, 01/15/22	850	861,213
4.00%, 07/01/42[a]	550	536,126
5.38%, 05/01/17	500	537,294
6.00%, 01/15/18	100	111,298
7.00%, 01/15/38	300	411,806
Wal-Mart Stores Inc.
1.00%, 04/21/17	850	850,855
2.55%, 04/11/23 (Call 01/11/23)[a]	400	389,696
3.25%, 10/25/20	450	472,727
3.30%, 04/22/24 (Call 01/22/24)[a]	400	407,236
4.30%, 04/22/44 (Call 10/22/43)	175	180,324
4.75%, 10/02/43 (Call 04/02/43)	50	54,676
5.63%, 04/15/41	1,400	1,705,079
5.80%, 02/15/18	700	778,614

31

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA – A RATED CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

6.50%, 08/15/37	$1,550	$2,044,046

		16,461,093
SEMICONDUCTORS — 1.62%
Applied Materials Inc.
4.30%, 06/15/21	250	268,180
5.85%, 06/15/41	150	170,846
Intel Corp.
1.35%, 12/15/17	1,000	999,047
3.30%, 10/01/21	625	643,216
3.70%, 07/29/25 (Call 04/29/25)	1,250	1,262,693
4.00%, 12/15/32	300	289,180
4.25%, 12/15/42[a]	400	379,121
QUALCOMM Inc.
1.40%, 05/18/18	205	202,831
2.25%, 05/20/20[a]	130	128,002
3.00%, 05/20/22	210	204,205
3.45%, 05/20/25 (Call 02/20/25)	250	236,476
4.80%, 05/20/45 (Call 11/20/44)	500	451,223
Texas Instruments Inc.
1.65%, 08/03/19	650	642,720
Xilinx Inc.
2.13%, 03/15/19	300	299,820

		6,177,560
SOFTWARE — 3.07%
Microsoft Corp.
0.88%, 11/15/17	500	499,143
1.63%, 12/06/18	100	100,702
1.85%, 02/12/20 (Call 01/12/20)	250	249,980
2.38%, 05/01/23 (Call 02/01/23)	400	389,422
3.00%, 10/01/20	400	416,496
3.50%, 02/12/35 (Call 08/12/34)	2,000	1,848,307
3.50%, 11/15/42	400	350,246
3.63%, 12/15/23 (Call 09/15/23)	100	105,688
4.88%, 12/15/43 (Call 06/15/43)	200	218,687
5.30%, 02/08/41	275	317,523
Oracle Corp.
1.20%, 10/15/17	550	548,677
2.25%, 10/08/19	1,000	1,005,889
2.38%, 01/15/19	600	610,253
2.50%, 10/15/22	1,100	1,063,461
3.25%, 05/15/30 (Call 02/15/30)	1,200	1,113,422
3.63%, 07/15/23	500	513,541
3.90%, 05/15/35 (Call 11/15/34)[a]	400	378,470
4.30%, 07/08/34 (Call 01/08/34)	750	747,481
4.38%, 05/15/55 (Call 11/15/54)[a]	50	47,200
5.00%, 07/08/19	50	55,606
5.38%, 07/15/40	875	979,703
5.75%, 04/15/18	100	111,058

		11,670,955
TELECOMMUNICATIONS — 1.75%
America Movil SAB de CV
2.38%, 09/08/16	750	759,863
3.13%, 07/16/22	700	693,464
4.38%, 07/16/42[a]	900	840,362
5.00%, 03/30/20	100	110,697
5.63%, 11/15/17[a]	100	109,006
6.38%, 03/01/35	50	59,311

Security	Principal or Shares (000s)	Value

Cisco Systems Inc.
1.10%, 03/03/17	$400	$401,064
2.13%, 03/01/19	200	201,814
3.00%, 06/15/22	500	505,009
3.63%, 03/04/24[a]	400	414,929
4.45%, 01/15/20	525	575,524
4.95%, 02/15/19	750	828,416
5.50%, 01/15/40	775	899,796
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	275	274,942

		6,674,197
TRANSPORTATION — 0.68%
Canadian National Railway Co.
5.55%, 03/01/19	250	279,783
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	500	538,684
4.82%, 02/01/44 (Call 08/01/43)	300	326,520
United Parcel Service Inc.
2.45%, 10/01/22	425	414,420
3.13%, 01/15/21	50	51,657
4.88%, 11/15/40 (Call 05/15/40)	350	383,505
5.13%, 04/01/19	500	557,554
6.20%, 01/15/38	25	31,685

		2,583,808

TOTAL CORPORATE BONDS & NOTES
(Cost: $380,117,622)		374,306,600

SHORT-TERM INVESTMENTS — 10.41%

MONEY MARKET FUNDS — 10.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[b,f,g]	31,001	31,001,194
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[b,f,g]	3,502	3,502,399
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,f]	5,092	5,091,693

		39,595,286

TOTAL SHORT-TERM INVESTMENTS
(Cost: $39,595,286)		39,595,286

TOTAL INVESTMENTS IN SECURITIES — 108.75%
(Cost: $419,712,908)		413,901,886
Other Assets, Less Liabilities — (8.75)%		(33,287,530)

NET ASSETS — 100.00%		$380,614,356

32

Schedule of Investments (Unaudited) (Continued)

iSHARES® AAA – A RATED CORPORATE BOND ETF

July 31, 2015

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

33

Schedule of Investments (Unaudited)

iSHARES® B – CA RATED CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 96.22%

ADVERTISING — 1.06%
Getty Images Inc.
7.00%, 10/15/20 (Call 10/15/15)[a]	$15	$6,338
inVentiv Health Inc.
9.00%, 01/15/18 (Call 01/15/16)[a]	25	26,125
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)	25	24,937
MDC Partners Inc.
6.75%, 04/01/20 (Call 04/01/16)[a,b]	25	24,750
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 02/15/17)	25	25,125
Visant Corp.
10.00%, 10/01/17 (Call 08/31/15)[b]	25	19,437

		126,712
AEROSPACE & DEFENSE — 0.85%
Kratos Defense & Security Solutions Inc.
7.00%, 05/15/19 (Call 05/15/16)[b]	25	22,531
TransDigm Inc.
5.50%, 10/15/20 (Call 10/15/15)	25	24,965
6.00%, 07/15/22 (Call 07/15/17)	30	29,925
6.50%, 07/15/24 (Call 07/15/19)	25	25 ,125

		102,546
AGRICULTURE — 0.40%
Alliance One International Inc.
9.88%, 07/15/21 (Call 07/15/17)[b]	25	21,938
Vector Group Ltd.
7.75%, 02/15/21 (Call 02/15/16)	25	26,687

		48,625
AIRLINES — 0.43%
American Airlines Group Inc.
5.50%, 10/01/19[a]	25	25,594
U.S. Airways Group Inc.
6.13%, 06/01/18[b]	25	26,125

		51,719
AUTO MANUFACTURERS — 2.00%
FCA U.S. LLC/CG Co-Issuer Inc.
8.25%, 06/15/21 (Call 06/15/16)	200	216,750
Navistar International Corp.
8.25%, 11/01/21 (Call 08/31/15)	25	23,610

		240,360
AUTO PARTS & EQUIPMENT — 0.22%
American Axle & Manufacturing Inc.
6.63%, 10/15/22 (Call 10/15/17)	25	26,125

		26,125

Security	Principal (000s)	Value

BANKS — 1.01%
Provident Funding Associates LP/PFG Finance Corp.
6.75%, 06/15/21 (Call 06/15/16)[a]	$15	$14,400
Royal Bank of Scotland Group PLC
7.64%, 12/31/49 (Call 09/30/17)[c]	100	106,750

		121,150
BEVERAGES — 0.20%
Cott Beverages Inc.
5.38%, 07/01/22 (Call 07/01/17)	25	24,438

		24,438
BIOTECHNOLOGY — 0.21%
Concordia Healthcare Corp.
7.00%, 04/15/23 (Call 04/15/18)[a,b]	25	25,469

		25,469
BUILDING MATERIALS — 1.00%
Associated Materials LLC/AMH New Finance Inc.
9.13%, 11/01/17 (Call 08/31/15)[b]	25	21,250
Builders FirstSource Inc.
10.75%, 08/15/23 (Call 08/15/18)[a]	25	25,750
Griffon Corp.
5.25%, 03/01/22 (Call 03/01/17)	15	14,625
Nortek Inc.
8.50%, 04/15/21 (Call 04/15/16)	25	26,750
Ply Gem Industries Inc.
6.50%, 02/01/22 (Call 02/01/17)	15	14,831
USG Corp.
9.75%, 01/15/18	15	17,063

		120,269
CHEMICALS — 2.32%
Chemours Co. (The)
7.00%, 05/15/25 (Call 05/15/20)[a]	50	43,859
Hexion Inc.
6.63%, 04/15/20 (Call 08/31/15)	25	22,906
8.88%, 02/01/18 (Call 08/31/15)	25	21,750
Hexion Inc./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 11/15/15)	25	17,750
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)[b]	25	24,500
8.63%, 03/15/21 (Call 09/15/15)	10	10,485
Momentive Performance Materials Inc.
3.88%, 10/24/21 (Call 08/31/15)	25	21,688
MPM Escrow LLC
8.88%, 10/15/20	50	—
Platform Specialty Products Corp.
6.50%, 02/01/22 (Call 02/01/18)[a]	25	25,875
PQ Corp.
8.75%, 11/01/18 (Call 08/31/15)[a,b]	25	25,531
TPC Group Inc.
8.75%, 12/15/20 (Call 12/15/16)[a]	25	22,438
Tronox Finance LLC
6.38%, 08/15/20 (Call 08/31/15)	25	20,500
7.50%, 03/15/22 (Call 03/15/18)[a,b]	25	20,500

		277,782

34

Schedule of Investments (Unaudited) (Continued)

iSHARES® B – CA RATED CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

COAL — 0.95%
Alpha Natural Resources Inc.
6.00%, 06/01/19 (Call 08/31/15)	$25	$813
6.25%, 06/01/21 (Call 06/01/16)	25	750
Arch Coal Inc.
7.25%, 10/01/20 (Call 10/01/15)	25	5,750
7.25%, 06/15/21 (Call 06/15/16)	35	3,850
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 04/15/17)[b]	25	19,422
8.00%, 04/01/23 (Call 04/01/18)[a]	25	20,687
Foresight Energy LLC/Foresight Energy Finance Corp.
7.88%, 08/15/21 (Call 08/15/16)[a,b]	25	19,625
Murray Energy Corp.
11.25%, 04/15/21 (Call 04/15/18)[a,b]	25	15,375
Peabody Energy Corp.
6.00%, 11/15/18[b]	75	27,375

		113,647
COMMERCIAL SERVICES — 4.73%
Acosta Inc.
7.75%, 10/01/22 (Call 10/01/17)[a]	25	24,688
APX Group Inc.
6.38%, 12/01/19 (Call 12/01/15)	25	24,438
8.75%, 12/01/20 (Call 12/01/15)[b]	30	27,225
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.50%, 04/01/23 (Call 04/01/18)[b]	25	25,125
Brand Energy & Infrastructure Services Inc.
8.50%, 12/01/21 (Call 12/01/16)[a]	15	13,875
Cenveo Corp.
6.00%, 08/01/19 (Call 02/01/19)[a]	15	13,425
Envision Healthcare Corp.
5.13%, 07/01/22 (Call 07/01/17)[a]	25	25,250
H&E Equipment Services Inc.
7.00%, 09/01/22 (Call 09/01/17)[b]	25	24,875
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 03/01/17)[a]	25	22,531
Hertz Corp. (The)
5.88%, 10/15/20 (Call 10/15/15)[b]	25	25,438
6.75%, 04/15/19 (Call 08/31/15)	50	51,609
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)	50	50,375
Jaguar Holding Co. I
9.38%, 10/15/17 (Call 08/21/15)[a,d]	50	51,062
Laureate Education Inc.
10.00%, 09/01/19 (Call 09/01/15)[a,b]	35	32,944
Monitronics International Inc.
9.13%, 04/01/20 (Call 04/01/16)[b]	25	24,250
United Rentals North America Inc.
5.75%, 11/15/24 (Call 05/15/19)[b]	50	48,875
7.38%, 05/15/20 (Call 05/15/16)[b]	25	26,594
7.63%, 04/15/22 (Call 04/15/17)	50	54,312

		566,891
COMPUTERS — 0.43%
SunGard Data Systems Inc.
6.63%, 11/01/19 (Call 11/01/15)	25	25,838
7.63%, 11/15/20 (Call 11/15/15)	25	26,219

		52,057

Security	Principal (000s)	Value

COSMETICS & PERSONAL CARE — 0.24%
First Quality Finance Co. Inc.
4.63%, 05/15/21 (Call 05/15/16)[a]	$15	$14,250
Revlon Consumer Products Corp.
5.75%, 02/15/21 (Call 02/15/16)	15	15,000

		29,250
DISTRIBUTION & WHOLESALE — 1.39%
American Tire Distributors Inc.
10.25%, 03/01/22 (Call 03/01/18)[a]	25	26,062
HD Supply Inc.
5.25%, 12/15/21 (Call 12/15/17)[a]	25	25,750
7.50%, 07/15/20 (Call 10/15/16)	30	32,025
11.00%, 04/15/20 (Call 04/15/16)	25	27,875
11.50%, 07/15/20 (Call 10/15/16)	25	29,047
VWR Funding Inc.
7.25%, 09/15/17 (Call 08/31/15)	25	25,750

		166,509
DIVERSIFIED FINANCIAL SERVICES — 1.56%
DFC Finance Corp.
10.50%, 06/15/20 (Call 06/15/17)[a]	25	17,563
National Financial Partners Corp.
9.00%, 07/15/21 (Call 07/15/16)[a,b]	25	25,062
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 01/01/17)	25	23,344
OneMain Financial Holdings Inc.
7.25%, 12/15/21 (Call 12/15/17)[a]	35	36,487
Springleaf Finance Corp.
5.25%, 12/15/19[b]	50	50,435
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 09/15/18 (Call 09/15/15)[a,b]	25	19,875
Walter Investment Management Corp.
7.88%, 12/15/21 (Call 12/15/16)	15	14,063

		186,829
ELECTRIC — 3.60%
Calpine Corp.
5.38%, 01/15/23 (Call 10/15/18)[b]	30	29,325
5.75%, 01/15/25 (Call 10/15/19)	50	48,750
Dynegy Inc.
6.75%, 11/01/19 (Call 05/01/17)[a,b]	25	25,812
7.38%, 11/01/22 (Call 11/01/18)[a]	50	51,725
7.63%, 11/01/24 (Call 11/01/19)[a,b]	50	51,625
GenOn Energy Inc.
7.88%, 06/15/17	25	25,187
9.50%, 10/15/18	25	25,125
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)	50	50,125
6.25%, 05/01/24 (Call 05/01/19)[b]	25	24,563
6.63%, 03/15/23 (Call 09/15/17)[b]	20	20,300
7.63%, 01/15/18[b]	25	27,120
8.25%, 09/01/20 (Call 09/01/15)	50	52,075

		431,732
ELECTRICAL COMPONENTS & EQUIPMENT — 0.52%
Belden Inc.
5.50%, 09/01/22 (Call 09/01/17)[a]	25	24,937

35

Schedule of Investments (Unaudited) (Continued)

iSHARES® B – CA RATED CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

General Cable Corp.
5.75%, 10/01/22 (Call 10/01/17)	$25	$22,938
WESCO Distribution Inc.
5.38%, 12/15/21 (Call 12/15/16)	15	15,000

		62,875
ENERGY — ALTERNATE SOURCES — 0.21%
TerraForm Power Operating LLC
5.88%, 02/01/23 (Call 02/01/18)[a]	25	25,235

		25,235
ENGINEERING & CONSTRUCTION — 0.21%
SBA Communications Corp.
4.88%, 07/15/22 (Call 07/15/17)	25	24,625

		24,625
ENTERTAINMENT — 1.50%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.25%, 03/15/21 (Call 03/15/16)	15	15,543
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	25	24,594
Mohegan Tribal Gaming Authority
9.75%, 09/01/21 (Call 09/01/16)	15	15,806
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/15/17)	25	25,625
Scientific Games International Inc.
10.00%, 12/01/22 (Call 12/01/18)	50	48,562
Six Flags Entertainment Corp.
5.25%, 01/15/21 (Call 01/15/16)[a]	25	25,750
WMG Acquisition Corp.
6.75%, 04/15/22 (Call 04/15/17)[a]	25	24,125

		180,005
ENVIRONMENTAL CONTROL — 0.40%
ADS Waste Holdings Inc.
8.25%, 10/01/20 (Call 10/01/16)	25	26,125
Tervita Corp.
8.00%, 11/15/18 (Call 11/15/15)[a]	25	22,000

		48,125
FOOD — 2.09%
Aramark Services Inc.
5.75%, 03/15/20 (Call 08/31/15)	35	36,575
B&G Foods Inc.
4.63%, 06/01/21 (Call 06/01/16)	25	24,875
Ingles Markets Inc.
5.75%, 06/15/23 (Call 06/15/18)	25	25,500
Post Holdings Inc.
6.00%, 12/15/22 (Call 06/15/18)[a]	25	24,250
7.38%, 02/15/22 (Call 02/15/17)[b]	50	51,125
Safeway Inc.
7.25%, 02/01/31[b]	20	19,825
Smithfield Foods Inc.
6.63%, 08/15/22 (Call 08/15/17)	25	26,724
U.S. Foods Inc.
8.50%, 06/30/19 (Call 08/31/15)	25	26,062

Security	Principal (000s)	Value

WhiteWave Foods Co. (The)
5.38%, 10/01/22	$15	$15,750

		250,686
FOREST PRODUCTS & PAPER — 0.20%
Cascades Inc.
5.50%, 07/15/22 (Call 07/15/17)[a]	15	14,513
Verso Paper Holdings LLC/Verso Paper Inc.
11.75%, 01/15/19 (Call 01/07/16)[b]	25	10,000

		24,513
HEALTH CARE — PRODUCTS — 2.18%
Crimson Merger Sub Inc.
6.63%, 05/15/22 (Call 05/15/17)[a,b]	35	32,287
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[a]	25	25,688
Hologic Inc.
5.25%, 07/15/22 (Call 07/15/18)[a]	25	25,813
6.25%, 08/01/20 (Call 08/01/15)	25	25,781
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)	50	53,187
Mallinckrodt International Finance SA
4.75%, 04/15/23	25	24,141
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 04/15/25 (Call 04/15/20)[a,b]	25	25,188
5.75%, 08/01/22 (Call 08/01/17)[a,b]	25	26,062
Universal Hospital Services Inc.
7.63%, 08/15/20 (Call 08/31/15)	25	23,375

		261,522
HEALTH CARE — SERVICES — 6.51%
Amsurg Corp.
5.63%, 07/15/22 (Call 07/15/17)	25	25,714
Capella Healthcare Inc.
9.25%, 07/01/17 (Call 08/31/15)	25	25,750
CHS/Community Health Systems Inc.
6.88%, 02/01/22 (Call 02/01/18)	75	80,250
7.13%, 07/15/20 (Call 07/15/16)	25	26,625
8.00%, 11/15/19 (Call 11/15/15)	50	52,562
DaVita HealthCare Partners Inc.
5.00%, 05/01/25 (Call 05/01/20)	30	29,662
5.13%, 07/15/24 (Call 07/15/19)	50	50,386
5.75%, 08/15/22 (Call 08/15/17)	25	26,625
HCA Holdings Inc.
6.25%, 02/15/21	25	27,375
HCA Inc.
5.38%, 02/01/25	25	25,563
5.88%, 05/01/23[b]	30	32,250
7.50%, 02/15/22	50	58,250
IASIS Healthcare LLC/IASIS Capital Corp.
8.38%, 05/15/19 (Call 08/31/15)	25	26,031
Kindred Healthcare Inc.
8.00%, 01/15/20[a]	25	27,062
8.75%, 01/15/23 (Call 01/15/18)[a]	25	27,562
MPH Acquisition Holdings LLC
6.63%, 04/01/22 (Call 04/01/17)[a]	25	25,875
Select Medical Corp.
6.38%, 06/01/21 (Call 06/01/16)	25	25,250
Tenet Healthcare Corp.
5.00%, 03/01/19[a]	25	25,250

36

Schedule of Investments (Unaudited) (Continued)

iSHARES® B – CA RATED CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

6.75%, 06/15/23[a]	$50	$52,250
8.00%, 08/01/20 (Call 08/31/15)[b]	25	26,063
8.13%, 04/01/22[b]	75	84,141

		780,496
HOLDING COMPANIES — DIVERSIFIED — 1.32%
Alphabet Holding Co. Inc.
7.75%, 11/01/17 (Call 08/31/15)[b,d]	25	25,031
Argos Merger Sub Inc.
7.13%, 03/15/23 (Call 03/15/18)[a,b]	55	58,163
HRG Group Inc.
7.75%, 01/15/22 (Call 01/15/17)	25	24,625
Nielsen Co. Luxembourg Sarl (The)
5.50%, 10/01/21 (Call 10/01/16)[a,b]	25	25,625
Opal Acquisition Inc.
8.88%, 12/15/21 (Call 12/15/16)[a]	25	24,875

		158,319
HOME BUILDERS — 0.41%
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 07/01/17)[a]	25	24,375
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 04/15/16)[a]	25	24,938

		49,313
HOUSEHOLD PRODUCTS & WARES — 1.98%
Jarden Corp.
7.50%, 05/01/17	15	16,331
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 10/15/15)[b]	50	51,750
8.25%, 02/15/21 (Call 02/15/16)	150	155,625
Sun Products Corp. (The)
7.75%, 03/15/21 (Call 03/15/16)[a]	15	13,613

		237,319
HOUSEWARES — 0.21%
RSI Home Products Inc.
6.50%, 03/15/23 (Call 03/15/18)[a,b]	25	25,750

		25,750
INSURANCE — 0.59%
Genworth Holdings Inc.
6.15%, 11/15/66 (Call 11/15/16)[c]	25	14,875
HUB International Ltd.
7.88%, 10/01/21 (Call 10/01/16)[a]	30	30,637
USI Inc./NY
7.75%, 01/15/21 (Call 01/15/16)[a]	25	25,219

		70,731
INTERNET — 1.61%
Equinix Inc.
5.38%, 01/01/22 (Call 01/01/18)	50	50,750
5.75%, 01/01/25 (Call 01/01/20)	25	25,125
Netflix Inc.
5.50%, 02/15/22[a]	25	26,000
5.88%, 02/15/25[a]	25	26,250

Security	Principal (000s)	Value

TIBCO Software Inc.
11.38%, 12/01/21 (Call 12/01/17)[a]	$25	$25,062
Zayo Group LLC/Zayo Capital Inc.
6.00%, 04/01/23 (Call 04/01/18)[a]	40	40,130

		193,317
IRON & STEEL — 0.56%
AK Steel Corp.
7.63%, 05/15/20 (Call 08/31/15)[b]	15	10,688
Cliffs Natural Resources Inc.
7.75%, 03/31/20 (Call 03/31/17)[a,b]	15	7,050
Ryerson Inc./Joseph T Ryerson & Son Inc.
9.00%, 10/15/17 (Call 08/31/15)	25	24,687
Signode Industrial Group Lux SA/Signode Industrial Group U.S. Inc.
6.38%, 05/01/22 (Call 05/01/17)[a]	25	24,437

		66,862
LEISURE TIME — 0.10%
24 Hour Holdings III LLC
8.00%, 06/01/22 (Call 06/01/17)[a]	15	11,925

		11,925
LODGING — 2.97%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 10/01/16)	25	23,875
11.00%, 10/01/21 (Call 10/01/16)	30	25,350
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance Inc.
9.38%, 05/01/22 (Call 05/01/17)	20	15,500
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	25	25,655
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (Call 10/15/16)	35	36,444
MGM Resorts International
5.25%, 03/31/20[b]	25	25,313
6.00%, 03/15/23[b]	25	25,437
6.63%, 12/15/21	25	26,406
6.75%, 10/01/20[b]	25	26,750
7.63%, 01/15/17	50	53,125
7.75%, 03/15/22	25	27,750
8.63%, 02/01/19	25	28,187
Station Casinos LLC
7.50%, 03/01/21 (Call 03/01/16)	15	16,013

		355,805
MACHINERY — 0.89%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 02/01/16)[a]	25	24,875
Gardner Denver Inc.
6.88%, 08/15/21 (Call 08/15/16)[a]	15	13,312
Manitowoc Co. Inc. (The)
8.50%, 11/01/20 (Call 11/01/15)	15	15,769
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)	25	25,094
Zebra Technologies Corp.
7.25%, 10/15/22 (Call 10/15/17)[a]	25	27,375

		106,425

37

Schedule of Investments (Unaudited) (Continued)

iSHARES® B – CA RATED CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

MANUFACTURING — 1.38%
AVINTIV Specialty Materials Inc.
7.75%, 02/01/19 (Call 08/31/15)	$13	$13,325
Bombardier Inc.
5.50%, 09/15/18[a,b]	30	28,200
6.13%, 01/15/23[a]	75	60,750
7.50%, 03/15/25 (Call 03/15/20)[a]	50	41,375
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 07/15/17)[a]	25	22,187

		165,837
MEDIA — 8.15%
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)	25	25,188
Cablevision Systems Corp.
5.88%, 09/15/22	25	23,688
8.63%, 09/15/17	50	54,937
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 06/15/16)[a]	25	23,219
6.38%, 09/15/20 (Call 09/15/15)[a]	50	50,375
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)	75	77,812
Series B
7.63%, 03/15/20 (Call 08/31/15)	25	26,266
Cumulus Media Holdings Inc.
7.75%, 05/01/19 (Call 08/31/15)[b]	15	13,144
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 08/31/15)[b]	50	48,062
9.00%, 03/01/21 (Call 03/01/16)[b]	50	45,250
9.00%, 09/15/22 (Call 09/15/17)	15	13,453
10.00%, 01/15/18 (Call 07/15/16)[b]	25	20,000
10.63%, 03/15/23 (Call 03/15/18)[a]	25	23,438
McClatchy Co. (The)
9.00%, 12/15/22 (Call 12/15/17)[b]	15	13,809
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
9.75%, 04/01/21 (Call 04/01/16)	25	27,687
Nexstar Broadcasting Inc.
6.88%, 11/15/20 (Call 11/15/15)	25	26,500
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 04/15/22 (Call 04/15/17)[a]	55	54,519
Numericable-SFR SAS
6.00%, 05/15/22 (Call 05/15/17)[a,b]	200	203,500
Quebecor Media Inc.
5.75%, 01/15/23	25	25,625
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 04/01/16)	25	25,437
5.63%, 08/01/24 (Call 08/01/19)[a]	15	14,756
Time Inc.
5.75%, 04/15/22 (Call 04/15/17)[a]	15	14,400
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a]	25	25,063
5.13%, 02/15/25 (Call 02/15/20)[a]	50	50,125
6.75%, 09/15/22 (Call 09/15/17)[a]	23	24,725
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 08/31/15)	25	26,474

		977,452
METAL FABRICATE & HARDWARE — 0.40%
JMC Steel Group Inc.
8.25%, 03/15/18 (Call 08/31/15)[a]	25	22,188

Security	Principal (000s)	Value

Wise Metals Group LLC/Wise Alloys Finance Corp.
8.75%, 12/15/18 (Call 06/15/16)[a,b]	$25	$25,570

		47,758
MINING — 1.98%
Aleris International Inc.
7.88%, 11/01/20 (Call 11/01/15)	25	25,315
First Quantum Minerals Ltd.
6.75%, 02/15/20 (Call 02/15/17)[a]	25	19,250
7.00%, 02/15/21 (Call 02/15/18)[a]	50	38,125
FMG Resources August 2006 Pty Ltd.
8.25%, 11/01/19 (Call 11/01/15)[a,b]	50	36,375
HudBay Minerals Inc.
9.50%, 10/01/20 (Call 10/01/16)	25	24,500
IAMGOLD Corp.
6.75%, 10/01/20 (Call 10/01/16)[a]	25	18,375
New Gold Inc.
6.25%, 11/15/22 (Call 11/15/17)[a]	15	13,350
Novelis Inc.
8.38%, 12/15/17 (Call 08/31/15)	25	25,875
8.75%, 12/15/20 (Call 12/15/15)	35	36,925

		238,090
OFFICE & BUSINESS EQUIPMENT — 0.21%
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24 (Call 06/01/24)	25	25,125

		25,125
OIL & GAS — 9.61%
American Energy-Permian Basin LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 01/31/17)[a,b]	20	12,100
7.38%, 11/01/21 (Call 07/31/17)[a]	15	8,813
Bonanza Creek Energy Inc.
6.75%, 04/15/21 (Call 04/15/17)[b]	25	21,625
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.88%, 04/15/22 (Call 01/15/17)[b]	25	17,250
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/15/17)	25	24,590
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 04/15/18)	25	23,995
Chaparral Energy Inc.
7.63%, 11/15/22 (Call 05/15/17)	15	8,775
Clayton Williams Energy Inc.
7.75%, 04/01/19 (Call 08/31/15)[b]	15	13,313
Comstock Resources Inc.
10.00%, 03/15/20 (Call 03/15/16)[a,b]	25	22,063
CVR Refining LLC/Coffeyville Finance Inc.
6.50%, 11/01/22 (Call 11/01/17)	25	25,125
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	25	18,000
5.50%, 05/01/22 (Call 05/01/17)	35	27,737
Drill Rigs Holdings Inc.
6.50%, 10/01/17 (Call 10/01/15)[a]	25	20,000
Eclipse Resources Corp.
8.88%, 07/15/23 (Call 07/15/18)[a,b]	25	23,500
Energy XXI Gulf Coast Inc.
7.50%, 12/15/21 (Call 12/15/16)[b]	25	5,125
9.25%, 12/15/17 (Call 08/31/15)	25	9,625
11.00%, 03/15/20 (Call 09/15/17)[a,b]	40	30,200

38

Schedule of Investments (Unaudited) (Continued)

iSHARES® B – CA RATED CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

EP Energy LLC/Everest Acquisition Finance Inc.
9.38%, 05/01/20 (Call 05/01/16)[b]	$75	$77,437
EV Energy Partners LP/EV Energy Finance Corp.
8.00%, 04/15/19 (Call 08/31/15)	15	13,163
EXCO Resources Inc.
7.50%, 09/15/18 (Call 08/31/15)	25	11,250
8.50%, 04/15/22 (Call 04/15/17)[b]	10	3,400
Halcon Resources Corp.
8.63%, 02/01/20 (Call 02/01/17)[a,b]	25	23,875
8.88%, 05/15/21 (Call 11/15/16)	25	13,000
9.75%, 07/15/20 (Call 07/15/16)	25	13,500
Harvest Operations Corp.
6.88%, 10/01/17	8	7,380
Jones Energy Holdings LLC/Jones Energy Finance Corp.
6.75%, 04/01/22 (Call 04/01/17)	15	13,650
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 10/01/17)[a,b]	25	17,000
Laredo Petroleum Inc.
7.38%, 05/01/22 (Call 05/01/17)	15	15,263
Lightstream Resources Ltd.
8.63%, 02/01/20 (Call 02/01/16)[a]	25	10,719
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (Call 11/01/15)	50	30,281
6.50%, 05/15/19 (Call 08/31/15)	25	15,375
6.50%, 09/15/21 (Call 09/15/17)	25	14,375
7.75%, 02/01/21 (Call 09/15/15)	25	14,625
8.63%, 04/15/20 (Call 08/31/15)	35	21,525
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[a]	15	13,350
6.50%, 03/15/21 (Call 08/31/15)[a]	25	23,362
7.00%, 03/31/24 (Call 09/30/18)[a,b]	25	22,938
Memorial Production Partners LP/Memorial Production Finance Corp.
7.63%, 05/01/21 (Call 05/01/17)[b]	25	21,000
Memorial Resource Development Corp.
5.88%, 07/01/22 (Call 07/01/17)	25	23,562
Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC
10.00%, 06/01/20 (Call 06/01/17)[a,b]	25	21,938
Noble Energy Inc.
5.63%, 05/01/21	25	26,562
5.88%, 06/01/24	25	26,937
Northern Oil and Gas Inc.
8.00%, 06/01/20 (Call 06/01/16)[b]	15	13,200
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 09/15/17)[b]	25	23,000
Ocean Rig UDW Inc.
7.25%, 04/01/19 (Call 04/01/17)[a]	10	6,300
Offshore Group Investment Ltd.
7.13%, 04/01/23 (Call 04/01/18)	25	13,188
7.50%, 11/01/19 (Call 11/01/15)[b]	25	13,375
Paragon Offshore PLC
7.25%, 08/15/24 (Call 08/15/19)[a]	15	4,678
Parsley Energy LLC/Parsley Finance Corp.
7.50%, 02/15/22 (Call 02/15/17)[a,b]	25	25,062
PDC Energy Inc.
7.75%, 10/15/22 (Call 10/15/17)	25	25,781
Penn Virginia Corp.
8.50%, 05/01/20 (Call 05/01/17)	25	11,750
RSP Permian Inc.
6.63%, 10/01/22 (Call 10/01/17)[a]	25	25,187
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[b]	25	20,250
7.75%, 06/15/21 (Call 06/15/17)[b]	25	22,500

Security	Principal (000s)	Value

SandRidge Energy Inc.
7.50%, 03/15/21 (Call 03/15/16)	$25	$7,500
7.50%, 02/15/23 (Call 08/15/17)	25	7,625
8.75%, 06/01/20 (Call 06/01/17)[a]	25	19,375
Seven Generations Energy Ltd.
8.25%, 05/15/20 (Call 05/15/16)[a]	25	25,625
Seventy Seven Energy Inc.
6.50%, 07/15/22 (Call 07/15/17)	25	13,250
Stone Energy Corp.
7.50%, 11/15/22 (Call 11/15/17)	25	19,750
Ultra Petroleum Corp.
6.13%, 10/01/24 (Call 10/01/19)[a]	25	19,250
Vanguard Natural Resources LLC/VNR Finance Corp.
7.88%, 04/01/20 (Call 04/01/16)	15	13,392
W&T Offshore Inc.
8.50%, 06/15/19 (Call 08/31/15)	25	15,188

		1,152,529
OIL & GAS SERVICES — 0.57%
FTS International Inc.
6.25%, 05/01/22 (Call 05/01/17)	15	10,050
Gulfmark Offshore Inc.
6.38%, 03/15/22 (Call 03/15/17)	15	11,063
Key Energy Services Inc.
6.75%, 03/01/21 (Call 03/01/16)	25	12,250
McDermott International Inc.
8.00%, 05/01/21 (Call 05/01/17)[a]	15	12,937
PHI Inc.
5.25%, 03/15/19 (Call 03/15/16)	25	22,687

		68,987
PACKAGING & CONTAINERS — 0.42%
Berry Plastics Corp.
5.50%, 05/15/22 (Call 05/15/17)[b]	25	25,250
BWAY Holding Co.
9.13%, 08/15/21 (Call 08/15/17)[a]	25	25,500

		50,750
PHARMACEUTICALS — 4.12%
Capsugel SA
7.00%, 05/15/19 (Call 08/17/15)[a,d]	25	25,313
Endo Finance LLC
5.75%, 01/15/22 (Call 01/15/17)[a]	25	25,750
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 07/15/17)[a]	40	40,425
NBTY Inc.
9.00%, 10/01/18 (Call 08/31/15)	25	25,750
Valeant Pharmaceuticals International Inc.
5.50%, 03/01/23 (Call 03/01/18)[a,b]	50	51,125
5.63%, 12/01/21 (Call 12/01/16)[a]	25	25,656
5.88%, 05/15/23 (Call 05/15/18)[a]	75	77,992
6.13%, 04/15/25 (Call 04/15/20)[a,b]	60	62,700
6.38%, 10/15/20 (Call 10/15/16)[a]	25	26,344
6.75%, 08/15/18 (Call 08/31/15)[a]	50	52,531
7.00%, 10/01/20 (Call 10/01/15)[a]	25	25,969
7.50%, 07/15/21 (Call 07/15/16)[a]	50	54,250

		493,805

39

Schedule of Investments (Unaudited) (Continued)

iSHARES® B – CA RATED CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

PIPELINES — 1.23%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.13%, 03/01/22 (Call 11/01/16)	$25	$24,687
NGPL PipeCo LLC
7.12%, 12/15/17[a,b]	100	100,000
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp.
6.50%, 04/01/19 (Call 10/01/16)[b]	25	23,125

		147,812
REAL ESTATE INVESTMENT TRUSTS — 0.61%
Communications Sales & Leasing Inc.
8.25%, 10/15/23 (Call 04/15/19)[a,b]	25	23,875
iStar Financial Inc.
4.00%, 11/01/17 (Call 08/01/17)	25	24,562
5.00%, 07/01/19 (Call 07/01/16)	25	24,533

		72,970
RETAIL — 4.45%
1011778 BC ULC/New Red Finance Inc.
6.00%, 04/01/22 (Call 10/01/17)[a,b]	50	51,615
Chinos Intermediate Holdings A Inc.
7.75%, 05/01/19 (Call 08/31/15)[a,d]	15	10,238
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 08/31/15)[a]	25	21,656
Dollar Tree Inc.
5.25%, 03/01/20 (Call 03/01/17)[a]	25	26,375
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 05/01/16)	25	25,062
Guitar Center Inc.
6.50%, 04/15/19 (Call 04/15/16)[a]	25	22,688
JC Penney Corp. Inc.
7.63%, 03/01/97	10	7,550
Landry’s Inc.
9.38%, 05/01/20 (Call 08/31/15)[a]	25	26,812
Men’s Wearhouse Inc. (The)
7.00%, 07/01/22 (Call 07/01/17)	25	26,625
Michaels Stores Inc.
5.88%, 12/15/20 (Call 12/15/16)[a,b]	25	26,250
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 10/15/16)[a]	50	53,000
New Albertsons Inc.
7.45%, 08/01/29	20	19,750
Party City Holdings Inc.
8.88%, 08/01/20 (Call 08/31/15)	15	16,125
Penske Automotive Group Inc.
5.75%, 10/01/22 (Call 10/01/17)	25	26,031
Petco Holdings Inc.
8.50%, 10/15/17 (Call 08/31/15)[a,d]	25	25,672
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/01/18)[a]	25	25,969
6.75%, 06/15/21 (Call 06/15/16)	50	53,125
Sears Holdings Corp.
6.63%, 10/15/18[b]	30	28,800
Serta Simmons Bedding LLC
8.13%, 10/01/20 (Call 10/01/15)[a]	15	15,919
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 08/31/15)	25	24,875

		534,137

Security	Principal (000s)	Value

SEMICONDUCTORS — 0.79%
Advanced Micro Devices Inc.
6.75%, 03/01/19	$25	$18,188
Amkor Technology Inc.
6.38%, 10/01/22 (Call 10/01/16)[b]	25	23,906
Freescale Semiconductor Inc.
6.00%, 01/15/22 (Call 11/15/16)[a]	50	52,250

		94,344
SOFTWARE — 3.44%
Audatex North America Inc.
6.13%, 11/01/23 (Call 11/01/18)[a]	25	24,438
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 07/15/16)[a]	60	44,700
First Data Corp.
8.25%, 01/15/21 (Call 01/15/16)[a]	50	52,937
11.25%, 01/15/21 (Call 01/15/16)	25	27,750
11.75%, 08/15/21 (Call 05/15/16)	35	39,725
12.63%, 01/15/21 (Call 01/15/16)	100	115,750
Infor Software Parent LLC/Infor Software Parent Inc.
7.13%, 05/01/21 (Call 05/01/17)[a,b,d]	25	24,563
Infor U.S. Inc.
6.50%, 05/15/22 (Call 05/15/18)[a]	30	30,675
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/15/16)[a]	25	25,375
Sophia LP/Sophia Finance Inc.
9.75%, 01/15/19 (Call 08/31/15)[a,b]	25	26,687

		412,600
TELECOMMUNICATIONS — 10.89%
Alcatel-Lucent USA Inc.
6.45%, 03/15/29	50	52,750
Altice SA
7.75%, 05/15/22 (Call 05/15/17)[a]	200	201,500
Avaya Inc.
7.00%, 04/01/19 (Call 08/31/15)[a]	25	24,125
10.50%, 03/01/21 (Call 03/01/17)[a]	35	28,437
Cincinnati Bell Inc.
8.38%, 10/15/20 (Call 10/15/15)	25	26,219
CommScope Inc.
5.00%, 06/15/21 (Call 06/15/17)[a]	25	24,688
5.50%, 06/15/24 (Call 06/15/19)[a]	25	24,469
CommScope Technologies Finance LLC
6.00%, 06/15/25 (Call 06/15/20)[a]	25	24,688
DigitalGlobe Inc.
5.25%, 02/01/21 (Call 02/01/17)[a]	25	24,000
Hughes Satellite Systems Corp.
7.63%, 06/15/21	25	27,656
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)	50	45,375
6.63%, 12/15/22 (Call 12/15/17)[b]	25	22,813
7.25%, 04/01/19 (Call 08/31/15)[b]	25	24,781
7.25%, 10/15/20 (Call 10/15/15)	50	49,562
7.50%, 04/01/21 (Call 04/01/16)	25	24,875
Intelsat Luxembourg SA
6.75%, 06/01/18 (Call 06/01/16)[b]	25	23,375
7.75%, 06/01/21 (Call 06/01/17)	50	39,750
8.13%, 06/01/23 (Call 06/01/18)	25	19,875
Level 3 Financing Inc.
5.38%, 08/15/22 (Call 08/15/17)[b]	25	25,250

40

Schedule of Investments (Unaudited) (Continued)

iSHARES® B – CA RATED CORPORATE BOND ETF

July 31, 2015

Security	Principal or Shares (000s)	Value

5.38%, 05/01/25 (Call 05/01/20)[a]	$35	$34,081
6.13%, 01/15/21 (Call 11/15/16)	50	52,437
7.00%, 06/01/20 (Call 06/01/16)	50	52,750
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 07/15/16)	25	26,125
Sprint Capital Corp.
6.88%, 11/15/28	25	21,188
6.90%, 05/01/19	50	49,000
8.75%, 03/15/32	25	23,656
Sprint Communications Inc.
6.00%, 12/01/16	25	25,516
6.00%, 11/15/22	25	21,963
7.00%, 08/15/20[b]	25	24,031
8.38%, 08/15/17[b]	25	26,438
Sprint Corp.
7.13%, 06/15/24	50	45,750
7.25%, 09/15/21	50	47,812
7.88%, 09/15/23	75	71,906
Telesat Canada/Telesat LLC
6.00%, 05/15/17 (Call 08/31/15)[a]	25	25,422
West Corp.
5.38%, 07/15/22 (Call 07/15/17)[a,b]	25	23,750

		1,306,013
TRANSPORTATION — 0.82%
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 05/01/16)[a]	25	25,250
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc.
8.13%, 11/15/21 (Call 11/15/16)[a]	25	24,625
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 01/15/17)[a]	25	21,312
XPO Logistics Inc.
7.88%, 09/01/19 (Call 09/01/16)[a]	25	26,719

		97,906
TRUCKING & LEASING — 0.09%
Jurassic Holdings III Inc.
6.88%, 02/15/21 (Call 02/15/17)[a]	15	10,500

		10,500

TOTAL CORPORATE BONDS & NOTES
(Cost: $12,343,539)		11,542,573

SHORT-TERM INVESTMENTS — 26.04%

MONEY MARKET FUNDS — 26.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[e,f,g]	2,538	2,537,842
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[e,f,g]	287	286,716

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[e,f]	300	$299,815

		3,124,373

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,124,373)		3,124,373

TOTAL INVESTMENTS IN SECURITIES — 122.26%
(Cost: $15,467,912)		14,666,946
Other Assets, Less Liabilities — (22.26)%		(2,670,746)

NET ASSETS — 100.00%		$11,996,200

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Payment-in-kind (PIK) security. Income may be paid in cash or additional securities at the issuer’s discretion.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

41

Schedule of Investments (Unaudited)

iSHARES® BAA – BA RATED CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 98.56%

ADVERTISING — 0.40%
Interpublic Group of Companies Inc. (The)
4.20%, 04/15/24[a]	$50	$50,521
Lamar Media Corp.
5.38%, 01/15/24 (Call 01/15/19)	25	25,500
Omnicom Group Inc.
3.63%, 05/01/22	50	50,654
4.45%, 08/15/20	50	53,386
WPP Finance 2010
3.63%, 09/07/22	25	25,107
3.75%, 09/19/24	25	24,721
4.75%, 11/21/21[a]	25	27,282
5.63%, 11/15/43	25	26,770

		283,941
AEROSPACE & DEFENSE — 0.58%
Embraer Netherlands Finance BV
5.05%, 06/15/25	50	48,688
Embraer SA
5.15%, 06/15/22	25	25,344
KLX Inc.
5.88%, 12/01/22 (Call 12/01/17)[a,b]	65	65,325
L-3 Communications Corp.
3.95%, 11/15/16	25	25,726
3.95%, 05/28/24 (Call 02/28/24)	25	24,173
4.95%, 02/15/21 (Call 11/15/20)	25	26,499
5.20%, 10/15/19	50	54,022
Northrop Grumman Corp.
1.75%, 06/01/18	50	49,808
3.50%, 03/15/21	25	25,652
3.85%, 04/15/45 (Call 10/15/44)	25	22,027
4.75%, 06/01/43	50	50,566

		417,830
AGRICULTURE — 1.64%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	50	49,964
2.85%, 08/09/22	100	96,857
4.00%, 01/31/24	50	51,431
4.25%, 08/09/42	50	45,533
4.75%, 05/05/21	75	81,307
5.38%, 01/31/44	50	53,575
9.25%, 08/06/19	50	62,505
9.95%, 11/10/38	25	40,936
10.20%, 02/06/39	25	41,620
Bunge Ltd. Finance Corp.
3.20%, 06/15/17[a]	50	51,086
Reynolds American Inc.
2.30%, 08/21/17[a,b]	50	50,390
2.30%, 06/12/18	25	25,215
3.25%, 06/12/20	50	50,760
3.25%, 11/01/22	50	48,405
4.00%, 06/12/22	50	51,302
4.45%, 06/12/25 (Call 03/12/25)	100	102,709

Security	Principal (000s)	Value

4.85%, 09/15/23[a]	$25	$26,361
5.70%, 08/15/35 (Call 02/15/35)	25	26,439
5.85%, 08/15/45 (Call 02/12/45)	100	107,282
6.15%, 09/15/43	25	27,400
6.75%, 06/15/17	25	27,214
6.88%, 05/01/20[b]	50	58,054

		1,176,345
APPAREL — 0.11%
Hanesbrands Inc.
6.38%, 12/15/20 (Call 12/15/15)	50	52,187
Levi Strauss & Co.
6.88%, 05/01/22 (Call 05/01/17)	25	26,969

		79,156
AUTO MANUFACTURERS — 0.73%
Ford Motor Co.
4.75%, 01/15/43[a]	75	73,907
7.45%, 07/16/31	75	96,819
General Motors Co.
3.50%, 10/02/18	75	76,490
4.00%, 04/01/25	25	23,827
4.88%, 10/02/23	75	76,869
5.00%, 04/01/35[a]	50	48,081
5.20%, 04/01/45[a]	75	72,611
6.25%, 10/02/43	50	54,451

		523,055
AUTO PARTS & EQUIPMENT — 0.67%
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)	25	23,156
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	25	25,522
5.00%, 02/15/23 (Call 02/15/18)	50	52,750
Goodyear Tire & Rubber Co. (The)
6.50%, 03/01/21 (Call 03/01/16)	100	105,875
Johnson Controls Inc.
3.63%, 07/02/24 (Call 04/02/24)	50	49,134
Lear Corp.
5.25%, 01/15/25 (Call 01/15/20)	25	24,812
ZF North America Capital Inc.
4.75%, 04/29/25[b]	200	195,500

		476,749
BANKS — 8.39%
Bank of America Corp.
4.00%, 01/22/25	125	122,048
4.20%, 08/26/24	125	124,475
4.25%, 10/22/26	100	98,537
5.70%, 05/02/17[a]	100	106,408
5.75%, 08/15/16	25	26,075
6.11%, 01/29/37	100	113,145
Series L
3.95%, 04/21/25	115	111,414
Barclays PLC
4.38%, 09/11/24[a]	200	194,410
BNP Paribas SA
4.25%, 10/15/24[a]	200	199,899

42

Schedule of Investments (Unaudited) (Continued)

iSHARES® BAA – BA RATED CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	$150	$149,774
3.20%, 02/05/25 (Call 01/05/25)	55	51,772
3.50%, 06/15/23	50	48,899
3.75%, 04/24/24 (Call 03/24/24)	50	49,353
4.75%, 07/15/21	150	161,570
6.15%, 09/01/16	50	52,538
CIT Group Inc.
3.88%, 02/19/19	50	50,250
4.25%, 08/15/17	50	51,125
5.00%, 05/15/17	50	51,750
5.00%, 08/15/22	75	76,219
5.00%, 08/01/23	25	25,250
5.25%, 03/15/18	50	51,875
5.50%, 02/15/19[b]	100	105,750
Citigroup Inc.
3.50%, 05/15/23[a]	100	97,950
3.88%, 03/26/25	50	48,387
4.05%, 07/30/22	50	51,362
5.30%, 05/06/44	50	52,143
5.50%, 02/15/17	25	26,354
5.50%, 09/13/25	100	109,275
6.00%, 10/31/33	50	56,603
6.13%, 08/25/36	100	116,031
6.63%, 06/15/32	50	59,206
6.68%, 09/13/43	25	31,079
Credit Agricole SA
6.64%, 05/29/49 (Call 05/31/17)[a,b,c]	100	103,500
Credit Suisse/New York NY
5.40%, 01/14/20	75	82,805
6.00%, 02/15/18	50	54,550
Deutsche Bank AG
4.30%, 05/24/28 (Call 05/24/23)[c]	200	191,772
Discover Bank/Greenwood DE
7.00%, 04/15/20	250	288,909
Dresdner Funding Trust I
8.15%, 06/30/31 (Call 06/30/29)[b]	100	125,500
Fifth Third Bancorp
2.30%, 03/01/19 (Call 01/30/19)	25	24,921
3.50%, 03/15/22 (Call 02/15/22)	25	25,283
4.30%, 01/16/24 (Call 12/16/23)	25	25,608
4.50%, 06/01/18	50	53,014
8.25%, 03/01/38	50	71,874
Goldman Sachs Group Inc. (The)
5.15%, 05/22/45	75	73,688
5.63%, 01/15/17	100	105,602
5.95%, 01/15/27	50	56,404
6.45%, 05/01/36	50	57,549
6.75%, 10/01/37	200	238,523
Intesa Sanpaolo SpA
5.02%, 06/26/24[b]	200	197,094
KeyCorp
5.10%, 03/24/21	100	110,601
Morgan Stanley
3.95%, 04/23/27	75	71,559
4.10%, 05/22/23	75	75,716
4.35%, 09/08/26	100	99,769
4.88%, 11/01/22	50	53,356
5.00%, 11/24/25[a]	100	105,554
Regions Bank/Birmingham AL
7.50%, 05/15/18	250	284,988
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	50	49,718

Security	Principal (000s)	Value

Royal Bank of Scotland Group PLC
5.13%, 05/28/24	$100	$101,049
6.00%, 12/19/23	75	80,392
6.10%, 06/10/23	50	53,993
6.13%, 12/15/22	75	80,507
6.40%, 10/21/19	100	111,859
7.65%, 12/31/49 (Call 09/30/31)[c]	25	31,500
Santander Holdings USA Inc./PA
2.65%, 04/17/20 (Call 03/17/20)	50	49,145
State Street Corp.
4.96%, 03/15/18	50	53,505
SunTrust Banks Inc.
2.50%, 05/01/19 (Call 04/01/19)	100	100,205
Wells Fargo Capital X
5.95%, 12/01/86	50	50,000

		6,010,938
BEVERAGES — 0.40%
Constellation Brands Inc.
4.25%, 05/01/23	50	50,000
6.00%, 05/01/22	50	55,250
7.25%, 05/15/17	50	54,250
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	50	50,459
Molson Coors Brewing Co.
3.50%, 05/01/22[a]	25	25,336
5.00%, 05/01/42	50	49,153

		284,448
BIOTECHNOLOGY — 1.73%
Amgen Inc.
1.25%, 05/22/17	50	49,883
2.20%, 05/22/19 (Call 04/22/19)	50	50,014
2.50%, 11/15/16	75	76,281
3.45%, 10/01/20	50	51,693
3.63%, 05/15/22 (Call 02/15/22)	25	25,362
3.63%, 05/22/24 (Call 02/22/24)[a]	75	74,712
3.88%, 11/15/21 (Call 08/15/21)	100	104,283
4.10%, 06/15/21 (Call 03/15/21)	100	105,695
4.95%, 10/01/41	25	25,195
5.15%, 11/15/41 (Call 05/15/41)	100	103,684
5.38%, 05/15/43 (Call 11/15/42)	50	53,814
5.65%, 06/15/42 (Call 12/15/41)	50	55,385
5.70%, 02/01/19	50	56,058
6.38%, 06/01/37	50	59,692
6.40%, 02/01/39	50	60,269
6.90%, 06/01/38	25	31,516
Biogen Inc.
6.88%, 03/01/18	50	56,526
Celgene Corp.
1.90%, 08/15/17	50	50,239
3.25%, 08/15/22	50	48,963
3.95%, 10/15/20	50	52,538
4.63%, 05/15/44 (Call 11/15/43)	50	47,323

		1,239,125
BUILDING MATERIALS — 0.46%
Building Materials Corp. of America
5.38%, 11/15/24 (Call 11/15/19)[b]	50	50,120
6.75%, 05/01/21 (Call 05/01/16)[b]	50	52,500

43

Schedule of Investments (Unaudited) (Continued)

iSHARES® BAA – BA RATED CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

CRH America Inc.
8.13%, 07/15/18	$50	$58,448
Masco Corp.
4.45%, 04/01/25 (Call 01/01/25)	25	25,063
7.13%, 03/15/20	50	58,250
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	25	25,610
7.00%, 12/01/36	25	29,163
Vulcan Materials Co.
7.50%, 06/15/21	25	28,875

		328,029
CHEMICALS — 2.52%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	25	24,439
3.38%, 03/15/25 (Call 12/15/24)	25	23,846
3.50%, 06/01/23 (Call 03/01/23)	25	24,652
4.90%, 06/01/43 (Call 12/01/42)	50	48,762
Ashland Inc.
4.75%, 08/15/22 (Call 05/15/22)	50	50,437
Celanese U.S. Holdings LLC
4.63%, 11/15/22	25	24,562
CF Industries Inc.
4.95%, 06/01/43	25	22,962
5.15%, 03/15/34	50	48,561
5.38%, 03/15/44	25	24,282
7.13%, 05/01/20	50	58,600
Dow Chemical Co. (The)
3.50%, 10/01/24	75	72,952
4.13%, 11/15/21 (Call 08/15/21)	50	52,125
4.25%, 11/15/20 (Call 08/15/20)	50	53,042
4.38%, 11/15/42 (Call 05/15/42)	50	45,465
4.63%, 10/01/44 (Call 04/01/44)[a]	25	23,399
5.25%, 11/15/41 (Call 05/15/41)	25	25,546
7.38%, 11/01/29	50	63,737
8.55%, 05/15/19	100	121,565
9.40%, 05/15/39	50	75,278
Eagle Spinco Inc.
4.63%, 02/15/21 (Call 02/15/18)	50	48,625
Eastman Chemical Co.
2.40%, 06/01/17	50	50,664
2.70%, 01/15/20 (Call 12/15/19)	35	35,012
3.80%, 03/15/25 (Call 12/15/24)	50	49,458
4.65%, 10/15/44 (Call 04/15/44)[a]	50	47,719
Ecolab Inc.
1.45%, 12/08/17	25	24,879
3.00%, 12/08/16	50	51,183
4.35%, 12/08/21	50	53,900
5.50%, 12/08/41	25	28,140
LYB International Finance BV
4.00%, 07/15/23	50	50,763
4.88%, 03/15/44 (Call 09/15/43)	25	24,170
5.25%, 07/15/43	50	50,762
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	50	43,867
5.00%, 04/15/19 (Call 01/15/19)	100	108,600
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)	25	25,502
5.45%, 11/15/33 (Call 05/15/33)	25	26,629
5.63%, 11/15/43 (Call 05/15/43)	25	26,756
PolyOne Corp.
5.25%, 03/15/23	25	24,812

Security	Principal (000s)	Value

Rayonier AM Products Inc.
5.50%, 06/01/24 (Call 06/01/19)[b]	$25	$21,187
Rockwood Specialties Group Inc.
4.63%, 10/15/20 (Call 10/15/15)	100	104,000
WR Grace & Co.-Conn
5.13%, 10/01/21[b]	25	25,250

		1,806,090
COMMERCIAL SERVICES — 0.91%
ADT Corp. (The)
2.25%, 07/15/17	50	49,812
3.50%, 07/15/22	25	22,891
4.13%, 06/15/23[a]	25	23,375
4.88%, 07/15/42	25	19,500
6.25%, 10/15/21[a]	50	53,000
McGraw Hill Financial Inc.
4.00%, 06/15/25 (Call 03/15/25)[b]	50	50,175
Moody’s Corp.
5.50%, 09/01/20	75	83,807
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)[a]	50	50,387
3.75%, 08/15/21 (Call 06/15/21)	25	25,051
4.25%, 08/15/24 (Call 05/15/24)	75	74,410
Total System Services Inc.
2.38%, 06/01/18	25	24,874
3.75%, 06/01/23 (Call 03/01/23)	25	24,326
United Rentals North America Inc.
4.63%, 07/15/23 (Call 07/15/18)	50	49,313
Verisk Analytics Inc.
4.00%, 06/15/25	50	49,289
Western Union Co. (The)
5.93%, 10/01/16	50	52,360

		652,570
COMPUTERS — 1.28%
Computer Sciences Corp.
6.50%, 03/15/18	50	55,125
Dell Inc.
5.88%, 06/15/19	25	26,250
Hewlett-Packard Co.
2.13%, 09/13/15	100	100,148
2.60%, 09/15/17	50	50,713
2.75%, 01/14/19	50	50,474
3.00%, 09/15/16	50	50,937
3.30%, 12/09/16	50	51,263
3.75%, 12/01/20	50	51,555
4.30%, 06/01/21	100	104,388
4.65%, 12/09/21	50	52,835
6.00%, 09/15/41	50	50,548
IHS Inc.
5.00%, 11/01/22 (Call 08/01/22)[b]	25	25,031
NCR Corp.
4.63%, 02/15/21 (Call 02/15/17)	25	24,984
5.00%, 07/15/22 (Call 07/15/17)	25	24,813
6.38%, 12/15/23 (Call 12/15/18)	25	26,344
NetApp Inc.
3.38%, 06/15/21 (Call 04/15/21)	50	49,429
Seagate HDD Cayman
3.75%, 11/15/18	25	25,989
4.75%, 01/01/25	50	49,120

44

Schedule of Investments (Unaudited) (Continued)

iSHARES® BAA – BA RATED CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

5.75%, 12/01/34 (Call 06/01/34)[b]	$50	$48,596

		918,542
COSMETICS & PERSONAL CARE — 0.06%
Avon Products Inc.
5.35%, 03/15/20	25	21,812
5.75%, 03/15/23[a]	25	20,375

		42,187
DISTRIBUTION & WHOLESALE — 0.07%
Ingram Micro Inc.
4.95%, 12/15/24 (Call 09/15/24)	25	25,541
LKQ Corp.
4.75%, 05/15/23 (Call 05/15/18)	25	23,812

		49,353
DIVERSIFIED FINANCIAL SERVICES — 5.89%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
4.50%, 05/15/21	150	152,250
Air Lease Corp.
3.38%, 01/15/19 (Call 12/15/18)	50	50,932
4.25%, 09/15/24 (Call 06/15/24)	25	24,950
5.63%, 04/01/17	50	52,887
Aircastle Ltd.
5.50%, 02/15/22	25	26,063
6.25%, 12/01/19	50	55,437
Ally Financial Inc.
2.75%, 01/30/17	50	50,125
3.25%, 02/13/18	25	24,969
3.75%, 11/18/19	50	49,750
4.13%, 03/30/20	50	50,375
4.13%, 02/13/22	25	24,625
4.75%, 09/10/18	50	51,875
5.13%, 09/30/24[a]	50	50,562
5.50%, 02/15/17	75	78,281
6.25%, 12/01/17	25	26,750
7.50%, 09/15/20[a]	50	58,445
8.00%, 03/15/20	50	59,000
8.00%, 11/01/31	75	89,625
American Express Co.
6.80%, 09/01/66 (Call 09/01/16)[a,c]	25	25,500
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	25	23,916
3.85%, 11/21/22	25	24,521
Ford Motor Credit Co. LLC
2.15%, 01/09/18	200	199,884
4.25%, 09/20/22[a]	200	206,760
5.00%, 05/15/18	200	214,279
6.63%, 08/15/17	200	218,343
8.00%, 12/15/16	100	108,706
8.13%, 01/15/20	100	121,029
General Motors Financial Co. Inc.
2.63%, 07/10/17	50	50,344
3.25%, 05/15/18	50	50,747
3.50%, 07/10/19	50	50,658
4.25%, 05/15/23	25	24,614
4.38%, 09/25/21	50	51,033
4.75%, 08/15/17	75	78,622
Goldman Sachs Capital I
6.35%, 02/15/34	75	88,136

Security	Principal (000s)	Value

Icahn Enterprises LP/Icahn Enterprises Finance Corp.
3.50%, 03/15/17 (Call 02/15/17)[a]	$50	$50,525
4.88%, 03/15/19 (Call 07/15/16)	50	51,562
5.88%, 02/01/22 (Call 08/01/17)[a]	50	51,750
6.00%, 08/01/20 (Call 02/01/17)	50	52,625
International Lease Finance Corp.
3.88%, 04/15/18	50	50,563
5.88%, 04/01/19	20	21,400
5.88%, 08/15/22	25	27,250
6.25%, 05/15/19	100	108,985
6.75%, 09/01/16[b]	50	52,250
7.13%, 09/01/18[b]	50	55,750
8.75%, 03/15/17	75	81,796
8.88%, 09/01/17	50	55,687
Jefferies Group LLC
5.13%, 04/13/18	45	47,714
5.13%, 01/20/23	25	25,417
6.25%, 01/15/36[a]	25	24,867
8.50%, 07/15/19[a]	50	59,685
Lazard Group LLC
6.85%, 06/15/17	9	9,779
Legg Mason Inc.
5.63%, 01/15/44	25	26,200
NASDAQ OMX Group Inc. (The)
4.25%, 06/01/24 (Call 03/01/24)	50	50,697
Navient Corp.
4.88%, 06/17/19	50	47,750
5.50%, 01/15/19[a]	50	48,875
5.50%, 01/25/23[a]	50	43,750
5.63%, 08/01/33	25	17,875
5.88%, 03/25/21[a]	25	23,438
5.88%, 10/25/24	25	21,750
6.00%, 01/25/17	100	101,937
7.25%, 01/25/22	25	24,688
8.00%, 03/25/20	50	52,000
8.45%, 06/15/18[a]	100	108,000
Nomura Holdings Inc.
2.00%, 09/13/16	50	50,203
2.75%, 03/19/19[a]	50	50,532
6.70%, 03/04/20	50	58,435
ORIX Corp.
5.00%, 01/12/16	50	50,838
Quicken Loans Inc.
5.75%, 05/01/25 (Call 05/01/20)[a,b]	50	48,375
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	50	49,182

		4,216,123
ELECTRIC — 3.14%
AES Corp./VA
4.88%, 05/15/23 (Call 05/15/18)	50	47,531
5.50%, 03/15/24 (Call 03/15/19)	25	24,375
5.50%, 04/15/25 (Call 04/15/20)	25	23,937
7.38%, 07/01/21 (Call 06/01/21)	50	54,875
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	50	49,895
Appalachian Power Co.
7.00%, 04/01/38	25	32,355
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)	25	25,565
4.50%, 02/01/45 (Call 08/01/44)	25	24,813
5.15%, 11/15/43 (Call 05/15/43)	25	27,075

45

Schedule of Investments (Unaudited) (Continued)

iSHARES® BAA – BA RATED CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

6.13%, 04/01/36	$75	$89,624
6.50%, 09/15/37	50	62,322
Calpine Corp.
6.00%, 01/15/22 (Call 11/01/16)[b]	50	52,875
7.88%, 01/15/23 (Call 01/15/17)[a,b]	25	26,828
Dominion Resources Inc./VA
2.50%, 12/01/19 (Call 11/01/19)	50	50,056
3.63%, 12/01/24 (Call 09/01/24)	50	49,681
5.20%, 08/15/19	50	54,969
5.75%, 10/01/54 (Call 10/01/24)[a,c]	25	25,875
Series B
5.95%, 06/15/35	25	28,597
Series C
4.90%, 08/01/41 (Call 02/01/41)	25	25,490
DPL Inc.
7.25%, 10/15/21 (Call 07/15/21)	25	26,656
Duke Energy Corp.
2.10%, 06/15/18 (Call 05/15/18)	50	50,393
3.05%, 08/15/22 (Call 05/15/22)	25	24,787
3.75%, 04/15/24 (Call 01/15/24)	50	50,959
Entergy Texas Inc.
7.13%, 02/01/19	50	58,083
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	50	50,196
3.95%, 06/15/25 (Call 03/15/25)	50	50,615
5.10%, 06/15/45 (Call 12/15/44)	25	25,668
5.63%, 06/15/35	25	27,196
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	50	50,120
4.00%, 10/01/20 (Call 07/01/20)	50	51,987
5.60%, 06/15/42 (Call 12/15/41)	25	25,532
6.20%, 10/01/17	75	81,459
6.25%, 10/01/39	50	54,647
FirstEnergy Corp.
Series A
2.75%, 03/15/18 (Call 02/15/18)	50	50,645
Series B
4.25%, 03/15/23 (Call 12/15/22)	25	25,382
Series C
7.38%, 11/15/31	25	30,669
FirstEnergy Transmission LLC
4.35%, 01/15/25 (Call 10/15/24)[b]	25	25,642
Iberdrola International BV
6.75%, 07/15/36	25	31,029
NextEra Energy Capital Holdings Inc.
6.00%, 03/01/19	50	55,885
NiSource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	25	25,797
5.25%, 02/15/43 (Call 08/15/42)	25	27,309
5.65%, 02/01/45 (Call 08/01/44)	25	28,755
6.13%, 03/01/22	50	58,276
NRG Yield Operating LLC
5.38%, 08/15/24 (Call 08/15/19)	25	25,000
Oncor Electric Delivery Co. LLC
5.30%, 06/01/42 (Call 12/01/41)	25	28,290
6.80%, 09/01/18	50	56,949
7.00%, 05/01/32	25	32,308
PPL Capital Funding Inc.
3.40%, 06/01/23 (Call 03/01/23)	25	24,768
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	50	53,297
6.00%, 12/01/39	25	30,106
7.75%, 03/01/31	25	33,368

Security	Principal (000s)	Value

Southern Power Co.
5.15%, 09/15/41	$25	$25,815
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	25	22,381
5.13%, 07/15/19 (Call 07/15/16)[b]	50	48,500
6.50%, 06/01/25 (Call 06/01/20)[a,b]	25	24,500
WEC Energy Group Inc.
6.25%, 05/15/67 (Call 05/15/17)[c]	25	22,250
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	50	54,293

		2,246,250
ELECTRICAL COMPONENTS & EQUIPMENT — 0.11%
Edgewell Personal Care Co.
4.70%, 05/19/21	25	25,600
4.70%, 05/24/22	25	25,483
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)[a,b]	25	24,438

		75,521
ELECTRONICS — 0.79%
Agilent Technologies Inc.
5.00%, 07/15/20	75	82,068
Amphenol Corp.
2.55%, 01/30/19 (Call 12/30/18)	50	50,504
Flextronics International Ltd.
4.63%, 02/15/20	50	51,563
Jabil Circuit Inc.
4.70%, 09/15/22	25	25,261
Keysight Technologies Inc.
3.30%, 10/30/19 (Call 09/30/19)[b]	25	24,958
4.55%, 10/30/24 (Call 07/30/24)[b]	25	24,073
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	50	49,893
2.25%, 08/15/16	25	25,241
2.40%, 02/01/19	50	50,080
3.15%, 01/15/23 (Call 10/15/22)[a]	25	24,181
3.60%, 08/15/21 (Call 05/15/21)	50	50,807
4.15%, 02/01/24 (Call 11/01/23)[a]	50	51,210
4.50%, 03/01/21	50	53,584

		563,423
ENGINEERING & CONSTRUCTION — 0.11%
AECOM
5.75%, 10/15/22 (Call 10/15/17)[b]	25	25,375
5.88%, 10/15/24 (Call 07/15/24)[b]	50	50,750

		76,125
ENTERTAINMENT — 0.53%
GLP Capital LP/GLP Financing II Inc.
4.88%, 11/01/20 (Call 08/01/20)[a]	50	51,563
5.38%, 11/01/23 (Call 08/01/23)	25	26,048
International Game Technology PLC
6.25%, 02/15/22 (Call 08/15/21)[a,b]	200	196,750
Pinnacle Entertainment Inc.
6.38%, 08/01/21 (Call 08/01/16)	50	53,937
Scientific Games International Inc.
7.00%, 01/01/22 (Call 01/01/18)[b]	50	51,813

		380,111

46

Schedule of Investments (Unaudited) (Continued)

iSHARES® BAA – BA RATED CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

ENVIRONMENTAL CONTROL — 0.67%
Clean Harbors Inc.
5.13%, 06/01/21 (Call 12/01/16)	$50	$50,375
5.25%, 08/01/20 (Call 08/01/16)	35	35,836
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)	25	24,299
3.55%, 06/01/22 (Call 03/01/22)	100	101,433
3.80%, 05/15/18	50	52,555
5.25%, 11/15/21	25	27,909
6.20%, 03/01/40	50	61,143
Waste Management Inc.
2.60%, 09/01/16	50	50,799
2.90%, 09/15/22 (Call 06/15/22)	25	24,673
4.10%, 03/01/45 (Call 09/01/44)	25	23,155
4.75%, 06/30/20	25	27,474

		479,651
FOOD — 3.23%
Ahold Finance USA LLC
6.88%, 05/01/29	25	30,729
ConAgra Foods Inc.
1.90%, 01/25/18	35	34,756
3.20%, 01/25/23 (Call 10/25/22)	50	47,106
4.65%, 01/25/43 (Call 07/25/42)	25	21,857
Dean Foods Co.
6.50%, 03/15/23 (Call 03/15/18)[b]	25	25,594
Delhaize Group
5.70%, 10/01/40	25	26,392
General Mills Inc.
2.20%, 10/21/19	100	99,511
4.15%, 02/15/43 (Call 08/15/42)	25	23,452
5.40%, 06/15/40	25	27,760
5.65%, 02/15/19[a]	50	55,766
5.70%, 02/15/17	50	53,213
HJ Heinz Co.
5.00%, 07/15/35 (Call 01/15/35)[b]	50	51,596
JBS USA LLC/JBS USA Finance Inc.
5.75%, 06/15/25 (Call 06/15/20)[b]	50	49,547
5.88%, 07/15/24 (Call 07/15/19)[b]	25	25,375
7.25%, 06/01/21 (Call 08/31/15)[b]	50	52,562
8.25%, 02/01/20 (Call 08/31/15)[b]	25	26,500
JM Smucker Co. (The)
2.50%, 03/15/20[b]	30	29,919
3.50%, 10/15/21	50	51,285
3.50%, 03/15/25[b]	50	48,973
4.25%, 03/15/35[b]	50	47,156
Kellogg Co.
4.00%, 12/15/20	50	52,737
Series B
7.45%, 04/01/31	50	62,776
Kraft Foods Group Inc.
2.25%, 06/05/17	50	50,605
3.50%, 06/06/22	100	101,177
5.00%, 06/04/42	75	76,374
5.38%, 02/10/20	100	111,133
6.13%, 08/23/18	50	55,795
6.50%, 02/09/40	50	59,761
6.88%, 01/26/39	25	30,851
Kraft Heinz Foods Co.
1.60%, 06/30/17[b]	50	49,999
3.50%, 07/15/22 (Call 05/15/22)[b]	100	101,036

Security	Principal (000s)	Value

Kroger Co. (The)
2.95%, 11/01/21 (Call 10/01/21)	$25	$24,757
3.40%, 04/15/22 (Call 01/15/22)	50	50,329
4.00%, 02/01/24 (Call 11/01/23)	25	25,698
6.15%, 01/15/20	50	57,281
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)	50	50,177
4.00%, 02/01/24 (Call 11/01/23)	200	207,032
Tesco PLC
5.50%, 11/15/17[b]	100	106,595
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	50	50,390
4.50%, 06/15/22 (Call 03/15/22)	100	106,133
4.88%, 08/15/34 (Call 02/15/34)	25	25,239
5.15%, 08/15/44 (Call 02/15/44)	25	25,969

		2,310,893
FOREST PRODUCTS & PAPER — 0.43%
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	25	25,156
Georgia-Pacific LLC
7.75%, 11/15/29	25	34,050
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)	75	73,846
4.80%, 06/15/44 (Call 12/15/43)	50	47,050
5.00%, 09/15/35 (Call 03/15/35)[a]	25	24,392
5.15%, 05/15/46 (Call 11/15/45)	25	24,446
6.00%, 11/15/41 (Call 05/15/41)	25	27,085
7.30%, 11/15/39	25	30,616
Resolute Forest Products Inc.
5.88%, 05/15/23 (Call 05/15/17)[a]	25	20,875

		307,516
GAS — 0.41%
AGL Capital Corp.
4.40%, 06/01/43 (Call 12/01/42)	25	24,735
5.88%, 03/15/41 (Call 09/15/40)	25	29,649
National Fuel Gas Co.
4.90%, 12/01/21 (Call 09/01/21)	50	52,707
Sempra Energy
2.30%, 04/01/17	50	50,630
2.40%, 03/15/20 (Call 02/15/20)	25	24,813
3.55%, 06/15/24 (Call 03/15/24)	25	24,800
4.05%, 12/01/23 (Call 09/01/23)	25	25,737
6.00%, 10/15/39	25	29,681
9.80%, 02/15/19	25	31,219

		293,971
HEALTH CARE — PRODUCTS — 1.14%
Becton Dickinson and Co.
1.80%, 12/15/17	100	99,859
3.73%, 12/15/24 (Call 09/15/24)	75	74,868
4.69%, 12/15/44 (Call 06/15/44)	75	74,509
6.38%, 08/01/19	50	57,348
Boston Scientific Corp.
2.65%, 10/01/18	25	25,235
3.38%, 05/15/22	50	49,036
6.00%, 01/15/20	50	56,564
Hospira Inc.
6.05%, 03/30/17	25	26,841

47

Schedule of Investments (Unaudited) (Continued)

iSHARES® BAA – BA RATED CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

Life Technologies Corp.
6.00%, 03/01/20	$25	$28,198
Zimmer Biomet Holdings Inc.
2.00%, 04/01/18	50	49,962
2.70%, 04/01/20 (Call 03/01/20)	100	99,554
3.55%, 04/01/25 (Call 01/01/25)	100	97,152
4.45%, 08/15/45 (Call 02/15/45)	50	46,730
5.75%, 11/30/39	25	27,634

		813,490
HEALTH CARE — SERVICES — 2.60%
Anthem Inc.
1.88%, 01/15/18	50	49,804
2.25%, 08/15/19	50	49,159
3.30%, 01/15/23	50	48,307
3.50%, 08/15/24 (Call 05/15/24)	50	48,392
3.70%, 08/15/21 (Call 05/15/21)	50	51,068
4.63%, 05/15/42	50	47,341
4.65%, 01/15/43	50	47,570
4.65%, 08/15/44 (Call 02/15/44)	25	23,716
5.10%, 01/15/44	25	25,352
5.85%, 01/15/36	25	27,109
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 08/31/15)	75	76,875
5.13%, 08/01/21 (Call 02/01/17)	50	51,875
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	50	47,098
4.00%, 02/15/22 (Call 11/15/21)	25	25,664
5.38%, 02/15/42 (Call 08/15/41)	25	26,295
Fresenius Medical Care U.S. Finance II Inc.
5.63%, 07/31/19[b]	50	54,625
5.88%, 01/31/22[b]	50	54,000
HCA Inc.
3.75%, 03/15/19	50	50,719
4.25%, 10/15/19	50	51,469
4.75%, 05/01/23	50	51,312
5.00%, 03/15/24	50	52,062
5.25%, 04/15/25	50	52,625
5.88%, 03/15/22	50	54,812
6.50%, 02/15/20	125	139,766
HealthSouth Corp.
5.75%, 11/01/24 (Call 11/01/17)	50	50,500
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	50	48,478
3.85%, 10/01/24 (Call 07/01/24)	50	50,090
4.95%, 10/01/44 (Call 04/01/44)	25	25,127
Laboratory Corp. of America Holdings
2.20%, 08/23/17	25	25,196
2.63%, 02/01/20	30	29,764
3.20%, 02/01/22	25	24,598
3.60%, 02/01/25 (Call 11/01/24)	50	48,026
4.70%, 02/01/45 (Call 08/01/44)	50	46,632
LifePoint Health Inc.
5.50%, 12/01/21 (Call 12/01/16)	50	51,875
Quest Diagnostics Inc.
3.50%, 03/30/25 (Call 12/30/24)	50	47,600
Tenet Healthcare Corp.
4.38%, 10/01/21[a]	50	50,263
4.50%, 04/01/21	25	25,125
4.75%, 06/01/20	25	25,750
6.00%, 10/01/20	25	27,188
6.25%, 11/01/18	50	54,625

Security	Principal (000s)	Value

WellCare Health Plans Inc.
5.75%, 11/15/20 (Call 11/15/16)	$25	$26,250

		1,864,102
HOLDING COMPANIES — DIVERSIFIED — 0.25%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	25	25,416
4.88%, 11/30/18	50	52,399
Brixmor Operating Partnership LP
3.85%, 02/01/25 (Call 11/01/24)	50	48,238
HRG Group Inc.
7.88%, 07/15/19 (Call 01/15/16)	25	26,423
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	25	25,682

		178,158
HOME BUILDERS — 0.21%
DR Horton Inc.
3.75%, 03/01/19 (Call 12/01/18)	25	25,406
K. Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 10/15/15)[a,b]	25	25,250
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	25	25,812
4.50%, 11/15/19 (Call 08/15/19)	25	25,844
4.75%, 11/15/22 (Call 08/15/22)	25	25,062
4.75%, 05/30/25 (Call 02/28/25)	25	24,313

		151,687
HOUSEHOLD PRODUCTS & WARES — 0.14%
ACCO Brands Corp.
6.75%, 04/30/20 (Call 04/30/17)	25	26,500
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)[a]	25	24,441
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	50	52,647

		103,588
HOUSEWARES — 0.03%
Newell Rubbermaid Inc.
4.00%, 12/01/24 (Call 09/01/24)	25	25,026

		25,026
INSURANCE — 2.69%
Allstate Corp. (The)
5.75%, 08/15/53 (Call 08/15/23)[c]	75	78,375
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	50	50,015
3.38%, 08/15/20	50	51,718
3.88%, 01/15/35 (Call 07/15/34)	50	45,273
4.13%, 02/15/24	50	51,817
4.38%, 01/15/55 (Call 07/15/54)	50	45,223
4.50%, 07/16/44 (Call 01/16/44)	75	72,220
4.88%, 06/01/22	100	110,165
6.25%, 05/01/36	100	119,701
Aon Corp.
5.00%, 09/30/20	25	27,548
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	25	24,762

48

Schedule of Investments (Unaudited) (Continued)

iSHARES® BAA – BA RATED CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

4.60%, 06/14/44 (Call 03/14/44)	$25	$24,235
4.75%, 05/15/45 (Call 11/15/44)	25	24,621
Assured Guaranty U.S. Holdings Inc.
5.00%, 07/01/24	25	25,167
AXA SA
8.60%, 12/15/30	50	66,250
Brown & Brown Inc.
4.20%, 09/15/24 (Call 06/15/24)	25	24,764
CNA Financial Corp.
5.88%, 08/15/20	50	56,695
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)[a]	25	26,125
Genworth Holdings Inc.
7.63%, 09/24/21	25	26,844
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	25	28,057
8.13%, 06/15/68 (Call 06/15/18)[c]	25	27,875
Liberty Mutual Group Inc.
7.80%, 03/07/87[b]	25	29,625
Lincoln National Corp.
6.15%, 04/07/36[a]	25	29,225
7.00%, 06/15/40	25	32,085
MetLife Inc.
6.40%, 12/15/66 (Call 12/15/31)	50	55,250
10.75%, 08/01/69 (Call 08/01/34)	25	39,812
Principal Financial Group Inc.
6.05%, 10/15/36	25	29,511
Prudential Financial Inc.
3.50%, 05/15/24	50	49,602
4.60%, 05/15/44[a]	25	24,620
5.20%, 03/15/44 (Call 03/15/24)[c]	25	24,437
5.38%, 06/21/20	25	28,150
5.38%, 05/15/45 (Call 05/15/25)[c]	50	49,000
5.63%, 06/15/43 (Call 06/15/23)[c]	25	25,750
5.70%, 12/14/36	50	55,995
5.88%, 09/15/42 (Call 09/15/22)[c]	50	52,750
7.38%, 06/15/19	75	88,832
Series D
4.75%, 09/17/15	50	50,238
6.63%, 12/01/37	25	31,024
Voya Financial Inc.
2.90%, 02/15/18	50	51,222
5.50%, 07/15/22	25	28,217
5.65%, 05/15/53 (Call 05/15/23)[c]	50	51,080
Willis Group Holdings PLC
5.75%, 03/15/21	25	27,926
XLIT Ltd.
4.45%, 03/31/25	25	24,832
6.50%, 10/29/49 (Call 04/15/17)[c]	50	42,500

		1,929,133
INTERNET — 0.59%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	50	47,710
2.60%, 12/05/19 (Call 11/05/19)	50	50,459
3.30%, 12/05/21 (Call 10/05/21)	50	50,863
4.80%, 12/05/34 (Call 06/05/34)	50	50,328
4.95%, 12/05/44 (Call 06/05/44)	75	75,036
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)	50	50,377
IAC/InterActiveCorp
4.75%, 12/15/22 (Call 12/15/17)	25	24,250

Security	Principal (000s)	Value

Symantec Corp.
4.20%, 09/15/20	$50	$52,051
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)	25	24,187

		425,261
IRON & STEEL — 1.71%
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	25	23,750
6.63%, 08/15/23 (Call 05/15/23)	25	23,568
ArcelorMittal
5.13%, 06/01/20[a]	25	25,062
5.25%, 02/25/17	75	77,531
6.00%, 08/05/20	50	50,500
6.13%, 06/01/18[a]	50	52,929
6.13%, 06/01/25[a]	25	23,812
6.25%, 03/01/21[a]	25	25,250
7.00%, 02/25/22	50	51,250
7.50%, 03/01/41	50	47,625
7.75%, 10/15/39	50	48,250
10.60%, 06/01/19	50	59,687
Cliffs Natural Resources Inc.
8.25%, 03/31/20 (Call 03/31/18)[a,b]	25	22,688
Commercial Metals Co.
7.35%, 08/15/18[a]	25	26,875
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	50	50,480
5.20%, 08/01/43 (Call 02/01/43)	25	25,756
6.40%, 12/01/37	25	29,130
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	25	24,669
Steel Dynamics Inc.
5.13%, 10/01/21 (Call 10/01/17)	50	49,875
U.S. Steel Corp.
7.00%, 02/01/18	25	25,758
7.38%, 04/01/20[a]	25	24,250
Vale Overseas Ltd.
4.38%, 01/11/22[a]	75	71,940
4.63%, 09/15/20[a]	50	51,944
5.63%, 09/15/19[a]	50	53,583
6.25%, 01/23/17	50	52,400
6.88%, 11/21/36	50	46,263
6.88%, 11/10/39	75	69,109
8.25%, 01/17/34	50	53,265
Vale SA
5.63%, 09/11/42	50	40,583

		1,227,782
LEISURE TIME — 0.07%
Carnival Corp.
3.95%, 10/15/20	25	26,269
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	25	25,905

		52,174
LODGING — 0.24%
Marriott International Inc./MD
3.00%, 03/01/19 (Call 12/01/18)	50	51,211
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)[b]	25	22,969

49

Schedule of Investments (Unaudited) (Continued)

iSHARES® BAA – BA RATED CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

5.38%, 03/15/22 (Call 03/15/17)	$25	$25,219
5.50%, 03/01/25 (Call 12/01/24)[b]	75	72,187

		171,586
MACHINERY — 0.43%
Case New Holland Industrial Inc.
7.88%, 12/01/17[a]	75	82,688
CNH Industrial Capital LLC
3.25%, 02/01/17	50	50,250
3.88%, 07/16/18[b]	25	25,188
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	50	49,606
Roper Technologies Inc.
3.13%, 11/15/22 (Call 08/15/22)	50	48,406
Xylem Inc./NY
3.55%, 09/20/16	50	51,229

		307,367
MANUFACTURING — 0.46%
Amsted Industries Inc.
5.00%, 03/15/22 (Call 03/15/18)[b]	25	24,937
Eaton Corp.
1.50%, 11/02/17	50	49,878
2.75%, 11/02/22	25	24,283
4.00%, 11/02/32	50	48,621
4.15%, 11/02/42[a]	25	23,459
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 06/15/23	50	52,083
5.75%, 06/15/43	25	27,695
Ingersoll-Rand Luxembourg Finance SA
3.55%, 11/01/24 (Call 08/01/24)	25	24,600
SPX Corp.
6.88%, 09/01/17	50	53,687

		329,243
MEDIA — 8.08%
21st Century Fox America Inc.
3.70%, 09/15/24 (Call 06/15/24)	50	49,860
4.50%, 02/15/21	50	54,220
4.75%, 09/15/44 (Call 03/15/44)	50	49,480
6.15%, 03/01/37	50	58,292
6.15%, 02/15/41	50	59,078
6.20%, 12/15/34	50	58,093
6.40%, 12/15/35	50	59,259
6.65%, 11/15/37	50	61,420
7.75%, 12/01/45	25	34,447
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	25	24,769
3.38%, 03/01/22 (Call 12/01/21)	50	49,675
3.50%, 01/15/25 (Call 10/15/24)	50	47,758
4.60%, 01/15/45 (Call 07/15/44)	25	22,451
4.85%, 07/01/42 (Call 01/01/42)	25	23,510
4.90%, 08/15/44 (Call 02/15/44)	25	23,433
5.75%, 04/15/20	25	28,121
7.88%, 07/30/30	25	32,974
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)	50	49,563
5.13%, 05/01/23 (Call 05/01/18)[b]	50	49,500
5.25%, 09/30/22 (Call 09/30/17)	100	101,250
5.38%, 05/01/25 (Call 05/01/20)[b]	50	49,250

Security	Principal (000s)	Value

6.50%, 04/30/21 (Call 08/31/15)	$100	$104,562
7.00%, 01/15/19 (Call 08/31/15)	43	44,666
7.38%, 06/01/20 (Call 12/01/15)	50	52,885
CCO Safari II LLC
3.58%, 07/23/20 (Call 06/23/20)[b]	35	35,121
4.91%, 07/23/25 (Call 04/23/25)[b]	100	100,093
6.38%, 10/23/35 (Call 04/23/35)[b]	100	102,820
6.48%, 10/23/45 (Call 04/23/45)[b]	150	154,598
CSC Holdings LLC
5.25%, 06/01/24	25	23,156
6.75%, 11/15/21	50	51,875
7.63%, 07/15/18	50	55,125
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18	25	24,798
2.40%, 03/15/17	50	50,549
3.80%, 03/15/22	75	75,408
3.95%, 01/15/25 (Call 10/15/24)	50	49,277
4.45%, 04/01/24 (Call 01/01/24)	50	51,356
4.60%, 02/15/21 (Call 11/15/20)	50	52,779
5.00%, 03/01/21	75	80,888
5.20%, 03/15/20	50	54,890
5.88%, 10/01/19	50	55,917
6.00%, 08/15/40 (Call 05/15/40)	75	79,031
6.38%, 03/01/41	25	27,448
Discovery Communications LLC
3.30%, 05/15/22	25	24,395
4.38%, 06/15/21	25	26,095
4.88%, 04/01/43	25	22,475
5.05%, 06/01/20	50	54,479
5.63%, 08/15/19	25	27,687
6.35%, 06/01/40	50	55,018
DISH DBS Corp.
4.63%, 07/15/17	25	25,656
5.00%, 03/15/23	75	70,219
5.13%, 05/01/20	25	25,313
5.88%, 07/15/22	100	99,500
5.88%, 11/15/24	75	72,750
6.75%, 06/01/21	50	52,875
7.88%, 09/01/19	75	83,906
Grupo Televisa SAB
6.63%, 01/15/40	25	29,068
Historic TW Inc.
6.63%, 05/15/29	50	60,329
6.88%, 06/15/18	100	113,872
Liberty Interactive LLC
8.25%, 02/01/30	25	26,500
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	50	48,951
Scripps Networks Interactive Inc.
2.70%, 12/15/16	50	50,941
2.80%, 06/15/20 (Call 03/15/20)	100	98,909
Sirius XM Radio Inc.
5.88%, 10/01/20 (Call 10/01/16)[a,b]	75	78,750
6.00%, 07/15/24 (Call 07/15/19)[a,b]	100	104,250
TEGNA Inc.
5.13%, 10/15/19 (Call 10/15/16)	25	26,063
5.13%, 07/15/20 (Call 07/15/16)	25	26,063
6.38%, 10/15/23 (Call 10/15/18)	25	26,438
Thomson Reuters Corp.
4.30%, 11/23/23 (Call 08/23/23)	25	25,938
5.85%, 04/15/40	25	28,007
6.50%, 07/15/18	100	112,730

50

Schedule of Investments (Unaudited) (Continued)

iSHARES® BAA – BA RATED CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	$100	$100,301
4.50%, 09/15/42 (Call 03/15/42)	50	40,374
5.00%, 02/01/20	50	53,545
5.50%, 09/01/41 (Call 03/01/41)	50	45,402
5.85%, 05/01/17	50	53,149
6.55%, 05/01/37	75	76,957
6.75%, 07/01/18	50	55,807
6.75%, 06/15/39	50	51,956
7.30%, 07/01/38	75	81,843
8.25%, 04/01/19	100	117,934
8.75%, 02/14/19	50	59,499
Time Warner Entertainment Co. LP
8.38%, 07/15/33	50	60,289
Time Warner Inc.
3.40%, 06/15/22	50	49,527
3.55%, 06/01/24 (Call 03/01/24)	50	48,862
3.60%, 07/15/25 (Call 04/15/25)	50	48,502
4.65%, 06/01/44 (Call 12/01/43)	25	23,683
4.70%, 01/15/21	50	54,138
4.75%, 03/29/21[a]	50	54,138
4.85%, 07/15/45 (Call 01/15/45)	25	24,431
4.88%, 03/15/20	25	27,448
4.90%, 06/15/42	50	48,927
6.10%, 07/15/40	50	56,276
6.25%, 03/29/41	50	56,951
6.50%, 11/15/36	50	59,559
7.63%, 04/15/31	75	97,722
7.70%, 05/01/32	75	99,557
Viacom Inc.
2.50%, 09/01/18	25	25,156
3.88%, 12/15/21	25	25,045
3.88%, 04/01/24 (Call 01/01/24)[a]	25	24,315
4.25%, 09/01/23 (Call 06/01/23)	50	51,050
4.38%, 03/15/43	50	41,157
4.85%, 12/15/34 (Call 06/15/34)	25	23,087
5.85%, 09/01/43 (Call 03/01/43)	50	49,477
6.13%, 10/05/17	50	54,304
6.88%, 04/30/36	50	56,324
Videotron Ltd.
5.00%, 07/15/22	50	50,572
5.38%, 06/15/24 (Call 03/15/24)[b]	25	25,250

		5,783,336
MINING — 2.40%
Alcoa Inc.
5.13%, 10/01/24 (Call 07/01/24)	50	50,250
5.40%, 04/15/21 (Call 01/15/21)	75	77,531
5.90%, 02/01/27	25	25,567
5.95%, 02/01/37	25	24,750
6.15%, 08/15/20	50	53,812
6.75%, 07/15/18	54	59,400
Barrick Gold Corp.
3.85%, 04/01/22	50	44,782
4.10%, 05/01/23[a]	50	44,445
6.95%, 04/01/19[a]	25	28,087
Barrick North America Finance LLC
4.40%, 05/30/21	50	47,664
5.75%, 05/01/43[a]	75	64,835
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	50	41,657
Eldorado Gold Corp.
6.13%, 12/15/20 (Call 12/15/16)[b]	25	22,875

Security	Principal (000s)	Value

FMG Resources August 2006 Pty Ltd.
9.75%, 03/01/22 (Call 03/01/18)[b]	$50	$46,000
Freeport-McMoRan Inc.
2.30%, 11/14/17	50	47,000
2.38%, 03/15/18	50	46,500
3.10%, 03/15/20[a]	50	45,250
3.55%, 03/01/22 (Call 12/01/21)[a]	75	61,875
3.88%, 03/15/23 (Call 12/15/22)	75	61,125
4.00%, 11/14/21	50	43,250
4.55%, 11/14/24 (Call 08/14/24)[a]	25	20,875
5.40%, 11/14/34 (Call 05/14/34)	25	18,375
5.45%, 03/15/43 (Call 09/15/42)	100	72,500
Goldcorp Inc.
2.13%, 03/15/18	25	24,645
3.63%, 06/09/21 (Call 04/09/21)	25	24,144
3.70%, 03/15/23 (Call 12/15/22)	50	46,202
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)[a]	25	23,244
Lundin Mining Corp.
7.50%, 11/01/20 (Call 11/01/17)[b]	25	25,375
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[a]	25	22,505
4.88%, 03/15/42 (Call 09/15/41)	25	19,249
5.13%, 10/01/19[a]	50	53,338
5.88%, 04/01/35	25	22,644
6.25%, 10/01/39	50	45,403
Southern Copper Corp.
3.88%, 04/23/25[a]	25	23,958
5.88%, 04/23/45	75	68,432
6.75%, 04/16/40	75	74,398
Teck Resources Ltd.
3.00%, 03/01/19[a]	50	44,500
3.75%, 02/01/23 (Call 11/01/22)[a]	25	19,188
4.75%, 01/15/22 (Call 10/15/21)	50	41,500
5.20%, 03/01/42 (Call 09/01/41)	25	16,875
6.13%, 10/01/35	50	36,000
6.25%, 07/15/41 (Call 01/15/41)	50	35,500

		1,715,505
OFFICE & BUSINESS EQUIPMENT — 0.22%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	25	25,380
Xerox Corp.
2.75%, 03/15/19[a]	50	50,530
6.35%, 05/15/18	50	55,410
6.75%, 02/01/17	25	26,835

		158,155
OIL & GAS — 7.53%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)[a]	25	24,237
5.95%, 09/15/16	100	104,977
6.20%, 03/15/40	50	54,356
6.38%, 09/15/17	100	109,239
6.45%, 09/15/36	75	84,372
Antero Resources Corp.
5.13%, 12/01/22 (Call 06/01/17)	75	70,875
6.00%, 12/01/20 (Call 12/01/15)	25	25,313
Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	75	67,866
5.10%, 09/01/40 (Call 03/01/40)	125	118,292

51

Schedule of Investments (Unaudited) (Continued)

iSHARES® BAA – BA RATED CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

Atwood Oceanics Inc.
6.50%, 02/01/20 (Call 02/01/16)	$25	$23,406
California Resources Corp.
5.00%, 01/15/20 (Call 12/15/19)[a]	50	42,875
5.50%, 09/15/21 (Call 06/15/21)[a]	75	61,875
6.00%, 11/15/24 (Call 08/15/24)[a]	50	40,500
Canadian Natural Resources Ltd.
1.75%, 01/15/18	25	24,680
3.80%, 04/15/24 (Call 01/15/24)	25	24,177
3.90%, 02/01/25 (Call 11/01/24)	25	24,215
5.70%, 05/15/17	50	53,224
6.25%, 03/15/38	50	53,491
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	25	23,544
4.45%, 09/15/42 (Call 03/15/42)	25	21,333
5.70%, 10/15/19	50	55,415
6.75%, 11/15/39	50	54,781
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 04/15/17)[a]	75	60,375
5.38%, 06/15/21 (Call 06/15/16)[a]	50	42,000
5.75%, 03/15/23[a]	50	42,250
6.50%, 08/15/17	25	24,375
6.63%, 08/15/20[a]	50	44,750
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	25	24,210
5.88%, 05/01/22 (Call 05/01/17)	50	53,000
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)	25	25,000
5.50%, 04/01/23 (Call 10/01/17)	75	75,000
6.50%, 01/15/22 (Call 01/15/17)	25	25,844
7.00%, 01/15/21 (Call 01/15/16)	25	26,062
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	50	43,933
4.50%, 04/15/23 (Call 01/15/23)	75	69,639
4.90%, 06/01/44 (Call 12/01/43)	25	19,426
5.00%, 09/15/22 (Call 03/15/17)	50	47,250
Devon Energy Corp.
2.25%, 12/15/18 (Call 11/15/18)	50	49,936
4.00%, 07/15/21 (Call 04/15/21)	25	25,914
4.75%, 05/15/42 (Call 11/15/41)	50	47,132
5.60%, 07/15/41 (Call 01/15/41)	50	51,398
7.95%, 04/15/32	50	63,933
Devon Financing Corp. LLC
7.88%, 09/30/31	50	63,563
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)[a]	50	37,999
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	25	24,941
6.50%, 08/15/34	50	51,399
6.50%, 02/01/38	25	25,608
6.63%, 08/15/37	25	26,124
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)[a]	25	22,953
5.20%, 03/15/25 (Call 12/15/24)[a]	25	23,717
5.75%, 10/01/44 (Call 04/01/44)[a]	50	43,111
EQT Corp.
6.50%, 04/01/18	25	27,435
8.13%, 06/01/19	25	29,514
Helmerich & Payne International Drilling Co.
4.65%, 03/15/25 (Call 12/15/24)[a,b]	25	25,561
Hess Corp.
5.60%, 02/15/41	50	49,821
6.00%, 01/15/40	25	26,507

Security	Principal (000s)	Value

7.30%, 08/15/31	$50	$58,356
7.88%, 10/01/29	25	31,052
8.13%, 02/15/19	50	58,649
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)[b]	25	23,250
5.75%, 10/01/25 (Call 04/01/20)[a,b]	25	23,750
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	50	48,719
7.25%, 12/15/19	50	57,995
Kerr-McGee Corp.
6.95%, 07/01/24	25	29,850
7.88%, 09/15/31	25	31,929
Marathon Oil Corp.
3.85%, 06/01/25 (Call 03/01/25)	50	48,186
5.90%, 03/15/18	50	54,568
6.60%, 10/01/37	50	54,643
6.80%, 03/15/32	25	29,271
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	25	23,087
5.13%, 03/01/21	50	54,906
6.50%, 03/01/41 (Call 09/01/40)	50	55,685
Murphy Oil Corp.
3.70%, 12/01/22 (Call 09/01/22)	25	22,235
4.00%, 06/01/22 (Call 03/01/22)	25	22,812
Nabors Industries Inc.
4.63%, 09/15/21	25	24,520
5.00%, 09/15/20	25	25,980
6.15%, 02/15/18	50	53,582
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)	25	24,000
5.63%, 07/01/24	50	49,000
5.75%, 01/30/22	25	24,750
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	50	51,521
5.05%, 11/15/44 (Call 05/15/44)	25	23,279
5.25%, 11/15/43 (Call 05/15/43)	50	47,010
6.00%, 03/01/41 (Call 09/01/40)	25	25,567
8.25%, 03/01/19	25	29,621
Noble Holding International Ltd.
4.90%, 08/01/20[a]	25	24,254
PBF Holding Co. LLC/PBF Finance Corp.
8.25%, 02/15/20 (Call 02/15/16)[a]	50	52,750
Phillips 66
2.95%, 05/01/17	25	25,575
4.30%, 04/01/22	50	52,552
4.65%, 11/15/34 (Call 05/15/34)	40	39,020
4.88%, 11/15/44 (Call 05/15/44)	50	48,248
5.88%, 05/01/42	75	82,074
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)[a]	50	49,681
Precision Drilling Corp.
6.63%, 11/15/20 (Call 11/15/15)	25	24,250
Pride International Inc.
6.88%, 08/15/20[a]	50	55,795
8.50%, 06/15/19[a]	25	29,005
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	25	23,125
5.38%, 10/01/22 (Call 07/01/22)	25	23,375
6.88%, 03/01/21	25	25,125
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)[b]	25	24,000
5.75%, 06/01/21 (Call 06/01/16)	50	50,625

52

Schedule of Investments (Unaudited) (Continued)

iSHARES® BAA – BA RATED CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)[a]	$50	$47,945
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)	25	22,875
5.63%, 06/01/25 (Call 06/01/20)	25	23,625
6.13%, 11/15/22 (Call 11/15/18)	25	24,625
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	50	48,153
4.95%, 01/23/25 (Call 10/23/24)	50	48,869
7.50%, 02/01/18	50	55,140
Sunoco LP/Sunoco Finance Corp.
6.38%, 04/01/23 (Call 04/01/18)[b]	50	51,375
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	25	24,402
5.50%, 05/15/42 (Call 11/15/41)	25	22,288
6.25%, 02/01/38	25	23,301
7.75%, 06/01/19	50	57,091
Transocean Inc.
4.30%, 10/15/22 (Call 07/15/22)	25	18,156
5.55%, 12/15/16	50	50,500
6.00%, 03/15/18[a]	25	24,000
6.50%, 11/15/20[a]	25	21,625
6.80%, 03/15/38	50	34,500
6.88%, 12/15/21[a]	50	42,312
7.50%, 04/15/31	25	18,547
Unit Corp.
6.63%, 05/15/21 (Call 05/15/16)	25	23,875
Valero Energy Corp.
3.65%, 03/15/25	25	24,392
4.90%, 03/15/45	50	46,697
6.13%, 06/15/17	25	27,000
6.13%, 02/01/20	50	56,662
6.63%, 06/15/37	50	56,780
7.50%, 04/15/32	25	30,426
Whiting Canadian Holding Co. ULC
8.13%, 12/01/19 (Call 12/01/15)	25	25,781
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)	62	59,520
5.75%, 03/15/21 (Call 12/15/20)	50	48,750
6.25%, 04/01/23 (Call 01/01/23)	25	24,375
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	25	21,438
6.00%, 01/15/22 (Call 10/15/21)	50	46,750

		5,391,725
OIL & GAS SERVICES — 0.35%
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	25	23,426
Oceaneering International Inc.
4.65%, 11/15/24 (Call 08/15/24)	25	24,253
SESI LLC
6.38%, 05/01/19 (Call 08/31/15)	25	25,375
7.13%, 12/15/21 (Call 12/15/16)	50	52,125
Weatherford International Ltd./Bermuda
5.13%, 09/15/20	25	24,054
6.75%, 09/15/40	25	21,406
7.00%, 03/15/38	25	21,825
9.63%, 03/01/19	50	56,549

		249,013

Security	Principal (000s)	Value

PACKAGING & CONTAINERS — 0.39%
Ball Corp.
4.00%, 11/15/23[a]	$50	$47,625
5.00%, 03/15/22[a]	25	25,611
5.25%, 07/01/25	50	50,278
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23	50	48,500
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[a,b]	25	25,000
Packaging Corp. of America
4.50%, 11/01/23 (Call 08/01/23)[a]	50	52,233
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	25	27,847

		277,094
PHARMACEUTICALS — 4.53%
AbbVie Inc.
1.75%, 11/06/17	150	149,996
1.80%, 05/14/18	150	149,313
2.00%, 11/06/18[a]	50	49,781
2.50%, 05/14/20 (Call 04/14/20)	150	148,512
2.90%, 11/06/22	125	120,721
3.20%, 11/06/22 (Call 09/06/22)	50	49,429
3.60%, 05/14/25 (Call 02/14/25)	150	147,489
4.40%, 11/06/42	100	93,566
4.50%, 05/14/35 (Call 11/14/34)	50	48,615
4.70%, 05/14/45 (Call 11/14/44)	100	97,237
Actavis Funding SCS
1.30%, 06/15/17	100	98,827
2.35%, 03/12/18	125	125,348
3.00%, 03/12/20 (Call 02/12/20)	150	149,984
3.80%, 03/15/25 (Call 12/15/24)	150	146,143
3.85%, 06/15/24 (Call 03/15/24)	75	73,856
4.55%, 03/15/35 (Call 09/15/34)	100	94,692
4.75%, 03/15/45 (Call 09/15/44)	100	94,436
4.85%, 06/15/44 (Call 12/15/43)	75	71,781
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	125	120,825
Baxalta Inc.
3.60%, 06/23/22 (Call 04/23/22)[b]	100	99,826
5.25%, 06/23/45 (Call 12/23/44)[b]	50	50,399
Cardinal Health Inc.
1.95%, 06/15/18	150	150,127
3.20%, 03/15/23	25	24,442
Express Scripts Holding Co.
2.25%, 06/15/19[a]	50	49,574
2.65%, 02/15/17	75	76,237
3.50%, 06/15/24 (Call 03/15/24)	50	48,489
3.90%, 02/15/22	50	51,436
4.75%, 11/15/21	50	53,961
6.13%, 11/15/41	25	28,900
McKesson Corp.
1.40%, 03/15/18	25	24,720
2.28%, 03/15/19	50	50,072
3.80%, 03/15/24 (Call 12/15/23)	50	50,573
4.75%, 03/01/21 (Call 12/01/20)	50	54,304
4.88%, 03/15/44 (Call 09/15/43)	50	50,047
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	25	24,160
Medco Health Solutions Inc.
7.13%, 03/15/18	50	56,322

53

Schedule of Investments (Unaudited) (Continued)

iSHARES® BAA – BA RATED CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

Mylan Inc.
2.60%, 06/24/18	$50	$50,014
5.40%, 11/29/43 (Call 05/29/43)	25	25,373
Quintiles Transnational Corp.
4.88%, 05/15/23 (Call 05/15/18)[b]	50	50,719
Zoetis Inc.
1.88%, 02/01/18	50	49,740
3.25%, 02/01/23 (Call 11/01/22)[a]	50	47,822
4.70%, 02/01/43 (Call 08/01/42)	50	47,297

		3,245,105
PIPELINES — 6.98%
Boardwalk Pipelines LP
4.95%, 12/15/24 (Call 09/15/24)	25	24,258
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	50	47,480
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)[b]	100	98,000
DCP Midstream LLC
4.75%, 09/30/21[b]	25	23,648
5.35%, 03/15/20[b]	25	24,633
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	25	21,183
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)[b]	25	23,824
3.90%, 05/15/24 (Call 02/15/24)[b]	25	22,802
5.00%, 05/15/44 (Call 11/15/43)[b]	25	20,657
Enbridge Energy Partners LP
5.20%, 03/15/20	25	27,029
5.50%, 09/15/40 (Call 03/15/40)	25	23,708
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)	50	46,013
4.50%, 06/10/44 (Call 12/10/43)	25	20,332
Energy Transfer Equity LP
5.88%, 01/15/24 (Call 10/15/23)	50	50,875
7.50%, 10/15/20	50	56,000
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	50	46,479
4.15%, 10/01/20 (Call 08/01/20)	50	50,922
4.65%, 06/01/21 (Call 03/01/21)	25	25,565
5.15%, 03/15/45 (Call 09/15/44)	100	88,330
5.20%, 02/01/22 (Call 11/01/21)	50	51,600
6.50%, 02/01/42 (Call 08/01/41)	50	51,294
6.70%, 07/01/18	50	55,218
7.50%, 07/01/38	25	28,457
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	50	47,186
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	50	48,502
3.70%, 02/15/26 (Call 11/15/25)	50	48,361
3.75%, 02/15/25 (Call 11/15/24)	100	97,753
3.90%, 02/15/24 (Call 11/15/23)	25	24,899
4.05%, 02/15/22	50	51,282
4.45%, 02/15/43 (Call 08/15/42)	50	44,232
4.85%, 08/15/42 (Call 02/15/42)	25	23,405
4.85%, 03/15/44 (Call 09/15/43)	50	46,727
4.90%, 05/15/46 (Call 11/15/45)	50	47,001
5.10%, 02/15/45 (Call 08/15/44)	50	48,540
5.20%, 09/01/20	25	27,622
6.13%, 10/15/39	50	54,033
6.50%, 01/31/19	100	113,992
Series A
8.38%, 08/01/66 (Call 08/01/16)[c]	25	25,875

Security	Principal (000s)	Value

EQT Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	$25	$23,542
Gibson Energy Inc.
6.75%, 07/15/21 (Call 07/15/16)[b]	25	25,438
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	50	49,272
3.45%, 02/15/23 (Call 11/15/22)	50	46,052
3.95%, 09/01/22 (Call 06/01/22)	50	48,123
4.30%, 05/01/24 (Call 02/01/24)	50	47,691
5.00%, 10/01/21 (Call 07/01/21)	50	51,965
5.00%, 08/15/42 (Call 02/15/42)	25	21,390
5.40%, 09/01/44 (Call 03/01/44)	25	22,423
5.50%, 03/01/44 (Call 09/01/43)	25	22,773
5.95%, 02/15/18	50	53,975
6.38%, 03/01/41	25	24,714
6.50%, 04/01/20	50	56,537
6.50%, 09/01/39	25	25,100
6.85%, 02/15/20	50	57,103
6.95%, 01/15/38	50	52,841
7.30%, 08/15/33	25	26,838
Kinder Morgan Inc./DE
4.30%, 06/01/25 (Call 03/01/25)	75	71,035
5.30%, 12/01/34 (Call 06/01/34)	50	46,203
5.55%, 06/01/45 (Call 12/01/44)	100	90,996
7.00%, 06/15/17	25	27,063
7.80%, 08/01/31	50	55,893
Magellan Midstream Partners LP
4.25%, 02/01/21	100	104,784
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.50%, 07/15/23 (Call 04/15/23)	50	48,625
4.88%, 12/01/24 (Call 09/01/24)	50	48,750
4.88%, 06/01/25 (Call 03/01/25)	50	48,625
5.50%, 02/15/23 (Call 08/15/17)	25	25,625
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)[a]	25	23,656
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	25	24,270
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	50	46,133
4.90%, 03/15/25 (Call 12/15/24)	25	24,333
6.13%, 02/01/41 (Call 08/01/40)	25	24,001
6.65%, 10/01/36	25	25,149
Phillips 66 Partners LP
3.61%, 02/15/25 (Call 11/15/24)	25	23,177
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	25	24,071
3.65%, 06/01/22 (Call 03/01/22)	25	25,064
4.70%, 06/15/44 (Call 12/15/43)	25	22,909
4.90%, 02/15/45 (Call 08/15/44)	25	23,527
5.00%, 02/01/21 (Call 11/01/20)	25	27,044
5.15%, 06/01/42 (Call 12/01/41)	25	24,130
6.50%, 05/01/18	75	83,367
6.65%, 01/15/37	25	28,607
Regency Energy Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (Call 07/01/22)	50	50,272
5.50%, 04/15/23 (Call 10/15/17)	35	35,087
5.88%, 03/01/22 (Call 12/01/21)	50	52,890
6.50%, 07/15/21 (Call 07/15/16)	50	52,250
Rockies Express Pipeline LLC
5.63%, 04/15/20[b]	25	25,250
6.00%, 01/15/19[b]	25	25,563
6.85%, 07/15/18[b]	25	26,250

54

Schedule of Investments (Unaudited) (Continued)

iSHARES® BAA – BA RATED CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

6.88%, 04/15/40[b]	$25	$25,875
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)	100	102,000
5.63%, 03/01/25 (Call 12/01/24)[b]	75	73,875
5.75%, 05/15/24 (Call 02/15/24)	100	99,437
Spectra Energy Capital LLC
8.00%, 10/01/19	50	59,156
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)[a]	25	22,038
4.75%, 03/15/24 (Call 12/15/23)	50	52,442
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24 (Call 01/01/24)	50	48,390
5.30%, 04/01/44 (Call 10/01/43)	25	22,628
5.35%, 05/15/45 (Call 11/15/44)	25	22,766
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/18)	25	23,125
5.00%, 01/15/18 (Call 10/15/17)[b]	50	51,750
5.25%, 05/01/23 (Call 11/01/17)	25	24,688
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
6.25%, 10/15/22 (Call 10/15/18)[b]	50	52,250
TransCanada PipeLines Ltd.
6.35%, 05/15/67 (Call 05/15/17)[a,c]	50	46,375
Western Gas Partners LP
3.95%, 06/01/25 (Call 03/01/25)	25	23,714
4.00%, 07/01/22 (Call 04/01/22)	25	24,546
5.38%, 06/01/21 (Call 03/01/21)	25	26,844
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	50	44,679
4.55%, 06/24/24 (Call 03/24/24)[a]	50	46,504
5.75%, 06/24/44 (Call 12/24/43)	25	21,991
Williams Partners LP
3.60%, 03/15/22 (Call 01/15/22)	50	48,200
3.90%, 01/15/25 (Call 10/15/24)	25	23,169
4.00%, 11/15/21 (Call 08/15/21)	50	49,882
4.13%, 11/15/20 (Call 08/15/20)	50	51,684
4.30%, 03/04/24 (Call 12/04/23)	25	24,151
4.50%, 11/15/23 (Call 08/15/23)	25	24,648
4.90%, 01/15/45 (Call 10/15/44)	25	21,230
5.10%, 09/15/45 (Call 03/15/45)	25	21,735
5.25%, 03/15/20	50	54,164
6.30%, 04/15/40	75	74,560
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	50	48,625
6.13%, 07/15/22 (Call 01/15/17)	25	26,188

		5,001,402
REAL ESTATE — 0.21%
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)	25	24,891
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)	50	51,125
Realogy Group LLC
7.63%, 01/15/20 (Call 01/15/16)[b]	50	52,812
WP Carey Inc.
4.60%, 04/01/24 (Call 01/01/24)	25	25,163

		153,991
REAL ESTATE INVESTMENT TRUSTS — 2.39%
American Tower Corp.
3.40%, 02/15/19	50	51,187
3.45%, 09/15/21	25	24,806

Security	Principal (000s)	Value

3.50%, 01/31/23	$50	$48,218
4.00%, 06/01/25 (Call 03/01/25)[a]	50	48,584
4.50%, 01/15/18	50	52,747
5.05%, 09/01/20	50	54,326
5.90%, 11/01/21	25	28,128
ARC Properties Operating Partnership LP
2.00%, 02/06/17	50	48,938
3.00%, 02/06/19 (Call 01/06/19)	25	23,897
4.60%, 02/06/24 (Call 11/06/23)	25	24,125
Boston Properties LP
3.80%, 02/01/24 (Call 11/01/23)	50	50,796
3.85%, 02/01/23 (Call 11/01/22)	50	51,352
4.13%, 05/15/21 (Call 02/15/21)	50	53,263
5.63%, 11/15/20 (Call 08/15/20)	25	28,471
5.88%, 10/15/19 (Call 07/17/19)	25	28,625
Crown Castle International Corp.
4.88%, 04/15/22	25	25,655
5.25%, 01/15/23	75	78,562
DDR Corp.
3.63%, 02/01/25 (Call 11/01/24)	25	23,929
Digital Realty Trust LP
3.95%, 07/01/22 (Call 05/01/22)	25	25,076
DuPont Fabros Technology LP
5.88%, 09/15/21 (Call 09/15/16)	25	25,688
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	50	49,545
4.00%, 06/01/25 (Call 03/01/25)	50	48,898
4.25%, 11/15/23 (Call 08/15/23)	25	25,159
5.38%, 02/01/21 (Call 11/03/20)	50	55,118
6.70%, 01/30/18	50	55,516
Health Care REIT Inc.
3.75%, 03/15/23 (Call 12/15/22)	50	49,326
4.00%, 06/01/25 (Call 03/01/25)	25	24,647
4.13%, 04/01/19 (Call 01/01/19)	50	52,827
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	25	26,197
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)	25	24,886
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)[b]	25	23,997
6.75%, 10/15/22 (Call 10/15/15)	25	26,031
Prologis LP
3.35%, 02/01/21 (Call 11/01/20)	25	25,190
4.25%, 08/15/23 (Call 05/15/23)	25	25,777
Realty Income Corp.
4.65%, 08/01/23 (Call 05/01/23)	25	26,320
6.75%, 08/15/19	25	28,910
Sabra Health Care LP/Sabra Capital Corp.
5.50%, 02/01/21 (Call 02/01/17)	25	25,938
Ventas Realty LP
3.50%, 02/01/25 (Call 11/01/24)	25	23,913
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)[a]	25	24,932
3.25%, 08/15/22 (Call 05/15/22)	50	48,598
4.00%, 04/30/19 (Call 01/30/19)	100	105,364
4.75%, 06/01/21 (Call 03/01/21)	25	27,044
Weyerhaeuser Co.
4.63%, 09/15/23[a]	25	26,598
7.38%, 03/15/32	50	62,991

		1,710,095

55

Schedule of Investments (Unaudited) (Continued)

iSHARES® BAA – BA RATED CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

RETAIL — 3.08%
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/20 (Call 05/20/16)	$25	$26,187
7.00%, 05/20/22 (Call 05/20/17)	50	53,180
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	25	25,612
4.00%, 11/15/20 (Call 08/15/20)	25	26,422
Bed Bath & Beyond Inc.
5.17%, 08/01/44 (Call 02/01/44)[a]	50	49,915
Best Buy Co. Inc.
5.00%, 08/01/18	74	77,723
5.50%, 03/15/21 (Call 12/15/20)	25	26,006
Coach Inc.
4.25%, 04/01/25 (Call 01/01/25)[a]	25	23,710
CST Brands Inc.
5.00%, 05/01/23 (Call 05/01/18)	25	24,875
CVS Health Corp.
2.25%, 12/05/18 (Call 11/05/18)	75	75,804
2.25%, 08/12/19 (Call 07/12/19)	50	49,939
2.75%, 12/01/22 (Call 09/01/22)	75	72,302
3.38%, 08/12/24 (Call 05/12/24)[a]	25	24,596
4.00%, 12/05/23 (Call 09/05/23)	75	77,805
4.13%, 05/15/21 (Call 02/15/21)	50	53,134
5.13%, 07/20/45 (Call 01/20/45)	125	133,293
5.30%, 12/05/43 (Call 06/05/43)	50	53,924
5.75%, 06/01/17	75	80,768
6.13%, 09/15/39	50	59,593
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	50	47,740
4.13%, 07/15/17	50	52,017
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	25	27,828
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)	50	52,051
L Brands Inc.
5.63%, 10/15/23[a]	25	26,500
6.63%, 04/01/21	50	56,219
6.90%, 07/15/17	25	27,281
8.50%, 06/15/19	25	29,406
Macy’s Retail Holdings Inc.
3.63%, 06/01/24 (Call 03/01/24)[a]	25	24,718
3.88%, 01/15/22 (Call 10/15/21)	25	25,694
4.50%, 12/15/34 (Call 06/15/34)[a]	25	24,071
5.90%, 12/01/16	50	53,077
6.38%, 03/15/37[a]	25	28,905
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	50	53,568
QVC Inc.
4.45%, 02/15/25	25	24,139
4.85%, 04/01/24	25	24,988
Rite Aid Corp.
8.00%, 08/15/20 (Call 08/15/15)	25	26,040
Sally Holdings LLC/Sally Capital Inc.
5.75%, 06/01/22 (Call 06/01/17)	50	52,125
6.88%, 11/15/19 (Call 11/15/15)	35	36,610
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)	25	24,716
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)	25	24,875
Walgreen Co.
1.80%, 09/15/17	50	50,848
3.10%, 09/15/22	50	48,361

Security	Principal (000s)	Value

5.25%, 01/15/19	$50	$54,712
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	25	25,016
2.70%, 11/18/19 (Call 10/18/19)	75	75,202
3.30%, 11/18/21 (Call 09/18/21)	50	49,683
3.80%, 11/18/24 (Call 08/18/24)	50	48,939
4.50%, 11/18/34 (Call 05/18/34)	25	23,621
4.80%, 11/18/44 (Call 05/18/44)	75	70,546

		2,204,284
SAVINGS & LOANS — 0.14%
Santander Holdings USA Inc./PA
3.45%, 08/27/18 (Call 07/27/18)	100	102,460

		102,460
SEMICONDUCTORS — 0.84%
Altera Corp.
2.50%, 11/15/18	50	50,856
KLA-Tencor Corp.
4.13%, 11/01/21 (Call 09/01/21)	25	25,380
4.65%, 11/01/24 (Call 08/01/24)	50	49,310
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	25	24,922
3.80%, 03/15/25 (Call 12/15/24)	25	24,493
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	50	49,564
Micron Technology Inc.
5.25%, 08/01/23 (Call 02/01/18)[b]	50	48,125
5.50%, 02/01/25 (Call 08/01/19)[b]	50	48,438
5.88%, 02/15/22 (Call 02/15/17)	25	25,500
NXP BV/NXP Funding LLC
3.75%, 06/01/18[b]	200	202,500
Sensata Technologies BV
4.88%, 10/15/23[b]	25	24,750
5.00%, 10/01/25[b]	25	24,500

		598,338
SHIPBUILDING — 0.07%
Huntington Ingalls Industries Inc.
5.00%, 12/15/21 (Call 12/15/17)[a,b]	50	51,375

		51,375
SOFTWARE — 0.86%
Activision Blizzard Inc.
5.63%, 09/15/21 (Call 09/15/16)[b]	100	105,000
6.13%, 09/15/23 (Call 09/15/18)[b]	25	26,938
Adobe Systems Inc.
4.75%, 02/01/20	50	54,890
CA Inc.
5.38%, 12/01/19	50	53,649
CDK Global Inc.
4.50%, 10/15/24 (Call 07/15/24)	25	25,175
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	50	47,695
3.88%, 06/05/24 (Call 03/05/24)	25	23,947
First Data Corp.
6.75%, 11/01/20 (Call 11/01/15)[b]	50	52,875
7.38%, 06/15/19 (Call 08/31/15)[b]	50	52,155

56

Schedule of Investments (Unaudited) (Continued)

iSHARES® BAA – BA RATED CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	$25	$25,068
3.85%, 06/01/25 (Call 03/01/25)	50	49,770
MSCI Inc.
5.25%, 11/15/24 (Call 11/15/19)[b]	50	50,985
Open Text Corp.
5.63%, 01/15/23 (Call 01/15/18)[b]	50	49,875

		618,022
TELECOMMUNICATIONS — 12.64%
AT&T Inc.
1.40%, 12/01/17	100	99,291
1.60%, 02/15/17	100	100,256
2.30%, 03/11/19	100	100,234
2.45%, 06/30/20 (Call 05/30/20)	150	147,448
3.00%, 02/15/22	250	243,663
3.40%, 05/15/25 (Call 02/15/25)	200	190,723
3.90%, 03/11/24 (Call 12/11/23)[a]	100	101,025
4.30%, 12/15/42 (Call 06/15/42)	125	107,908
4.35%, 06/15/45 (Call 12/15/44)	156	135,011
4.50%, 05/15/35 (Call 11/15/34)	100	92,259
4.75%, 05/15/46 (Call 11/15/45)	150	138,459
5.35%, 09/01/40	100	100,044
5.50%, 02/01/18	200	217,809
6.15%, 09/15/34	50	55,538
6.30%, 01/15/38	200	223,352
British Telecommunications PLC
5.95%, 01/15/18	100	110,129
9.63%, 12/15/30	125	187,263
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	50	49,645
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)[b]	25	22,844
5.80%, 03/15/22[a]	50	48,563
6.45%, 06/15/21	50	51,000
7.60%, 09/15/39	25	22,250
7.65%, 03/15/42	25	22,125
Series V
5.63%, 04/01/20	50	51,058
Series W
6.75%, 12/01/23[a]	50	50,125
Deutsche Telekom International Finance BV
8.75%, 06/15/30	150	212,338
9.25%, 06/01/32	25	38,025
Embarq Corp.
8.00%, 06/01/36	50	54,600
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)	50	46,125
6.88%, 01/15/25 (Call 10/15/24)	25	21,281
7.13%, 01/15/23	25	22,563
7.63%, 04/15/24	25	22,750
8.13%, 10/01/18	25	26,875
8.25%, 04/15/17	25	26,875
8.50%, 04/15/20	50	51,750
9.00%, 08/15/31	50	45,625
Harris Corp.
2.00%, 04/27/18	50	49,550
5.05%, 04/27/45 (Call 10/27/44)	25	24,023
Koninklijke KPN NV
8.38%, 10/01/30	50	65,844
Motorola Solutions Inc.
3.50%, 03/01/23	25	23,739
3.75%, 05/15/22	25	24,812

Security	Principal (000s)	Value

4.00%, 09/01/24	$25	$24,337
New Cingular Wireless Services Inc.
8.75%, 03/01/31	50	68,488
Nokia OYJ
5.38%, 05/15/19	50	53,133
6.63%, 05/15/39	25	27,125
Orange SA
2.75%, 02/06/19	50	50,939
5.38%, 07/08/19	50	55,610
5.38%, 01/13/42	50	51,640
5.50%, 02/06/44 (Call 08/06/43)[a]	25	26,380
9.00%, 03/01/31	100	141,624
Qwest Corp.
6.75%, 12/01/21	50	54,500
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	25	23,917
4.50%, 03/15/43 (Call 09/15/42)	25	23,150
5.00%, 03/15/44 (Call 09/15/43)	25	24,900
5.45%, 10/01/43 (Call 04/01/43)	25	26,494
6.80%, 08/15/18	50	56,741
SoftBank Group Corp.
4.50%, 04/15/20[b]	200	200,750
Sprint Communications Inc.
7.00%, 03/01/20[b]	50	53,250
9.00%, 11/15/18[b]	75	84,000
T-Mobile USA Inc.
6.00%, 03/01/23 (Call 09/01/18)	50	52,125
6.13%, 01/15/22 (Call 01/15/18)	50	52,250
6.25%, 04/01/21 (Call 04/01/17)[a]	75	78,563
6.38%, 03/01/25 (Call 09/01/19)	75	78,656
6.46%, 04/28/19 (Call 08/11/15)	50	51,563
6.54%, 04/28/20 (Call 04/28/16)	50	52,670
6.63%, 04/28/21 (Call 04/28/17)	50	52,935
6.63%, 04/01/23 (Call 04/01/18)	75	79,875
6.73%, 04/28/22 (Call 04/28/17)[a]	50	53,000
6.84%, 04/28/23 (Call 04/28/18)	25	26,750
Telecom Italia Capital SA
5.25%, 10/01/15	50	50,188
6.00%, 09/30/34	25	24,750
6.38%, 11/15/33	50	51,500
7.00%, 06/04/18	50	55,000
7.18%, 06/18/19	50	56,376
7.20%, 07/18/36	50	55,250
7.72%, 06/04/38	50	57,500
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	50	52,007
Telefonica Emisiones SAU
3.19%, 04/27/18	150	154,176
5.46%, 02/16/21[a]	100	111,714
7.05%, 06/20/36	100	123,382
UPCB Finance VI Ltd.
6.88%, 01/15/22 (Call 01/15/17)[b]	135	144,112
Verizon Communications Inc.
1.35%, 06/09/17	75	74,834
2.00%, 11/01/16	50	50,581
2.45%, 11/01/22 (Call 08/01/22)	100	94,025
2.50%, 09/15/16	34	34,514
2.63%, 02/21/20	100	99,927
3.50%, 11/01/21	100	101,163
3.50%, 11/01/24 (Call 08/01/24)[a]	50	49,082
3.65%, 09/14/18	100	104,997
4.15%, 03/15/24 (Call 12/15/23)	25	25,756
4.27%, 01/15/36[b]	100	91,141

57

Schedule of Investments (Unaudited) (Continued)

iSHARES® BAA – BA RATED CORPORATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

4.40%, 11/01/34 (Call 05/01/34)	$50	$47,104
4.50%, 09/15/20	100	107,602
4.52%, 09/15/48[b]	100	89,100
4.60%, 04/01/21	50	53,702
4.67%, 03/15/55[b]	175	152,812
4.86%, 08/21/46	125	118,403
5.01%, 08/21/54	75	69,408
5.05%, 03/15/34 (Call 12/15/33)	25	25,219
5.15%, 09/15/23	250	275,294
6.00%, 04/01/41	25	27,676
6.10%, 04/15/18	25	27,728
6.35%, 04/01/19	50	57,095
6.40%, 09/15/33	100	115,296
6.40%, 02/15/38	50	57,426
6.55%, 09/15/43	175	206,883
7.75%, 12/01/30	50	65,966
Vodafone Group PLC
1.50%, 02/19/18	75	73,908
1.63%, 03/20/17	50	49,891
2.50%, 09/26/22	50	46,151
2.95%, 02/19/23	50	46,962
4.38%, 02/19/43[a]	50	43,819
4.63%, 07/15/18	25	26,586
5.45%, 06/10/19	25	27,607
5.63%, 02/27/17	75	79,474
6.15%, 02/27/37	50	54,230
7.88%, 02/15/30	50	61,177
Wind Acquisition Finance SA
4.75%, 07/15/20 (Call 07/15/16)[a,b]	200	204,500
Windstream Services LLC
6.38%, 08/01/23 (Call 02/01/18)	50	38,750
7.75%, 10/01/21 (Call 10/01/16)[a]	50	42,250
7.88%, 11/01/17	50	50,625

		9,054,781
TOYS, GAMES & HOBBIES — 0.04%
Hasbro Inc.
6.35%, 03/15/40	25	28,225

		28,225
TRANSPORTATION — 1.92%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	50	48,942
3.00%, 04/01/25 (Call 01/01/25)	25	24,009
3.05%, 09/01/22 (Call 06/01/22)	25	24,911
3.40%, 09/01/24 (Call 06/01/24)	25	24,833
3.75%, 04/01/24 (Call 01/01/24)	25	25,569
4.15%, 04/01/45 (Call 10/01/44)	50	46,863
4.38%, 09/01/42 (Call 03/01/42)	50	48,519
4.45%, 03/15/43 (Call 09/15/42)	25	24,545
4.70%, 10/01/19	25	27,431
4.90%, 04/01/44 (Call 10/01/43)	50	52,462
5.15%, 09/01/43 (Call 03/01/43)[a]	25	27,109
5.40%, 06/01/41 (Call 12/01/40)	50	55,893
5.75%, 03/15/18	50	55,185
5.75%, 05/01/40 (Call 11/01/39)	50	58,457
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	50	47,337
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)[a]	100	100,108
3.70%, 10/30/20 (Call 07/30/20)	50	52,653

Security	Principal or Shares (000s)	Value

3.95%, 05/01/50 (Call 11/01/49)	$25	$22,050
4.10%, 03/15/44 (Call 09/15/43)	25	23,034
4.75%, 05/30/42 (Call 11/30/41)	50	51,009
FedEx Corp.
3.90%, 02/01/35	25	23,231
4.00%, 01/15/24	25	25,897
4.10%, 04/15/43	25	22,809
4.10%, 02/01/45	25	22,669
4.90%, 01/15/34	25	26,096
5.10%, 01/15/44	50	52,183
8.00%, 01/15/19	50	59,429
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	50	48,632
3.25%, 12/01/21 (Call 09/01/21)	50	51,161
3.95%, 10/01/42 (Call 04/01/42)	50	45,445
4.45%, 06/15/45 (Call 12/15/44)	50	48,734
4.84%, 10/01/41	25	25,754
5.75%, 04/01/18	50	55,078
6.00%, 05/23/11	25	28,297

		1,376,334
WATER — 0.07%
American Water Capital Corp.
4.30%, 12/01/42 (Call 06/01/42)	50	48,461

		48,461

TOTAL CORPORATE BONDS & NOTES
(Cost: $72,804,008)		70,584,240

SHORT-TERM INVESTMENTS — 10.97%

MONEY MARKET FUNDS — 10.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[d,e,f]	6,594	6,594,234
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[d,e,f]	745	744,992
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[d,e]	520	520,069

		7,859,295

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,859,295)		7,859,295

TOTAL INVESTMENTS IN SECURITIES — 109.53%
(Cost: $80,663,303)		78,443,535
Other Assets, Less Liabilities — (9.53)%		(6,827,951)

NET ASSETS — 100.00%		$71,615,584

58

Schedule of Investments (Unaudited) (Continued)

iSHARES® BAA – BA RATED CORPORATE BOND ETF

July 31, 2015

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

59

Schedule of Investments (Unaudited)

iSHARES® CMBS ETF

July 31, 2015

Security	Principal (000s)	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 66.78%

MORTGAGE-BACKED SECURITIES — 66.78%
Banc of America Commercial Mortgage Trust
Series 2006-5, Class AM
5.45%, 09/10/47	$250	$258,441
Series 2007-2, Class A4
5.61%, 04/10/49[a]	700	738,038
Series 2007-3, Class A4
5.57%, 06/10/49[a]	530	557,485
Series 2007-5, Class A4
5.49%, 02/10/51	256	269,345
Series 2008-1, Class A4
6.22%, 02/10/51[a]	741	803,001
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Class A4
5.20%, 12/11/38	486	503,726
Series 2007-PW15, Class A4
5.33%, 02/11/44	602	629,681
Series 2007-PW16, Class A4
5.71%, 06/11/40[a]	550	583,895
Series 2007-PW16, Class AM
5.71%, 06/11/40[a]	250	265,549
Series 2007-PW17, Class A4
5.69%, 06/11/50[a]	550	584,459
Series 2007-PW18, Class A4
5.70%, 06/11/50	880	939,144
Series 2007-PW18, Class AM
6.08%, 06/11/50[a]	400	435,998
Series 2007-T26, Class A4
5.47%, 01/12/45[a]	289	302,028
Series 2007-T28, Class AJ
5.93%, 09/11/42 (Call 10/07/17)[a]	140	149,838
CD Commercial Mortgage Trust
Series 2007-CD4, Class A4
5.32%, 12/11/49	650	674,609
CD Mortgage Trust
Series 2006-CD3, Class AM
5.65%, 10/15/48	700	730,008
Series 2007-CD5, Class A4
5.89%, 11/15/44[a]	562	604,221
CFCRE Commercial Mortgage Trust
Series 2011-C2, Class A2
3.06%, 12/15/47	141	143,007
Citigroup Commercial Mortgage Trust
Series 2007-C6, Class A4
5.71%, 12/10/49[a]	800	851,337
Series 2008-C7, Class A4
6.14%, 12/10/49[a]	183	197,195
Series 2012-GC8, Class A2
1.81%, 09/10/45	400	401,884
Series 2012-GC8, Class A4
3.02%, 09/10/45	300	304,748
Series 2013-GC11, Class AS
3.42%, 04/10/46	100	101,127
Series 2013-GC15, Class A4
4.37%, 09/10/46[a]	750	819,133

Security	Principal (000s)	Value

Series 2013-GC17, Class A4
4.13%, 11/10/46	$400	$431,025
Series 2014-GC19, Class A4
4.02%, 03/10/47	500	536,071
Series 2014-GC19, Class B
4.81%, 03/10/47[a]	250	262,706
Series 2014-GC21, Class A5
3.86%, 05/10/47	500	527,384
Series 2014-GC23, Class A2
2.85%, 07/10/47	250	257,893
Series 2014-GC23, Class AS
3.86%, 07/10/47	250	259,606
Series 2014-GC25, Class A1
1.49%, 10/10/47	454	452,964
Series 2014-GC25, Class A4
3.64%, 10/10/47	800	828,728
Series 2014-GC25, Class B
4.35%, 10/10/47	100	101,607
Series 2015-GC27, Class A5
3.14%, 02/10/48	750	745,796
Series 2015-GC27, Class AS
3.57%, 02/10/48	250	245,474
COBALT CMBS Commercial Mortgage Trust
Series 2007-C2, Class A3
5.48%, 04/15/47[a]	926	972,679
COMM Mortgage Trust
Series 2006-C8, Class A4
5.31%, 12/10/46	578	599,285
Series 2006-C8, Class AM
5.35%, 12/10/46	600	627,817
Series 2007-C9, Class A4
5.80%, 12/10/49[a]	1,150	1,229,736
Series 2012-CR1, Class A3
3.39%, 05/15/45	250	260,423
Series 2012-CR2, Class ASB
2.75%, 08/15/45	250	255,062
Series 2012-CR4, Class A2
1.80%, 10/15/45	390	391,255
Series 2012-CR4, Class A3
2.85%, 10/15/45	200	200,803
Series 2012-LC4, Class AM
4.06%, 12/10/44	125	133,528
Series 2012-LC4, Class C
5.65%, 12/10/44[a]	200	222,377
Series 2013-CR06, Class A2
2.12%, 03/10/46	500	505,703
Series 2013-CR06, Class ASB
2.62%, 03/10/46	500	500,409
Series 2013-CR07, Class A4
3.21%, 03/10/46	500	512,757
Series 2013-CR08, Class A5
3.61%, 06/10/46[a]	500	524,887
Series 2013-CR09, Class A1
1.34%, 07/10/45	510	509,526
Series 2013-CR09, Class A4
4.23%, 07/10/45[a]	600	656,693
Series 2013-CR10, Class A1
1.28%, 08/10/46	171	170,573
Series 2013-CR10, Class A2
2.97%, 08/10/46	150	154,871
Series 2013-CR11, Class AM
4.72%, 10/10/46[a]	250	275,313
Series 2013-CR11, Class B
5.16%, 10/10/46[a]	200	220,458

60

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

July 31, 2015

Security	Principal (000s)	Value

Series 2013-CR12, Class A4
4.05%, 10/10/46	$800	$861,282
Series 2013-CR13, Class A2
3.04%, 12/10/18	500	518,648
Series 2013-LC6, Class AM
3.28%, 01/10/46	100	101,262
Series 2013-LC6, Class ASB
2.48%, 01/10/46	300	300,080
Series 2013-LC6, Class B
3.74%, 01/10/46	130	129,927
Series 2014-CR15, Class A2
2.93%, 02/10/47	250	257,670
Series 2014-CR15, Class A4
4.07%, 02/10/47[a]	400	430,369
Series 2014-CR16, Class A4
4.05%, 04/10/47	500	535,981
Series 2014-CR17, Class A5
3.98%, 05/10/47	200	213,114
Series 2014-CR17, Class B
4.38%, 05/10/47	292	304,454
Series 2014-CR18, Class AM
4.10%, 07/15/47	300	315,998
Series 2014-CR20, Class AM
3.94%, 11/10/47	250	257,150
Series 2014-CR21, Class A3
3.53%, 12/10/47	1,000	1,027,876
Series 2014-LC15, Class A4
4.01%, 04/10/47	500	534,296
Series 2014-LC17, Class A5
3.92%, 10/10/47	675	714,779
Series 2014-UBS2, Class A2
2.82%, 03/10/47	350	359,001
Series 2014-UBS2, Class A5
3.96%, 03/10/47	250	266,504
Series 2014-UBS3, Class A4
3.82%, 06/10/47	500	524,783
Series 2014-UBS3, Class C
4.78%, 06/10/47[a]	150	153,155
Series 2014-UBS4, Class A2
2.96%, 08/10/47	300	308,619
Series 2014-UBS4, Class B
4.35%, 08/10/47	250	254,756
Series 2014-UBS5, Class A1
1.37%, 09/10/47	217	216,530
Series 2014-UBS6, Class A5
3.64%, 12/10/47	500	517,307
Series 2015-C1, Class A4
3.51%, 04/15/50	500	512,586
Series 2015-CR22, Class A5
3.31%, 03/10/48	500	503,281
Series 2015-DC1, Class A5
3.35%, 02/10/48	750	757,138
Series 2015-DC1, Class B
4.04%, 02/10/48[a]	500	501,146
Series 2015-DC1, Class C
4.35%, 02/10/48[a]	250	246,128
Series 2015-LC21, Class A4
3.71%, 07/10/48	500	521,204
Series 2015-PC1, Class A5
3.90%, 07/10/50	850	891,980
Commercial Mortgage Loan Trust
Series 2008-LS1, Class A4B
6.04%, 12/10/49[a]	457	486,092

Security	Principal (000s)	Value

Commercial Mortgage Pass Through Certificates
Series 2012-CR3, Class A3
2.82%, 10/15/45	$150	$150,826
Series 2014-CR14, Class A2
3.15%, 02/10/47	395	409,183
Series 2014-CR14, Class A4
4.24%, 02/10/47[a]	150	163,145
Series 2014-CR14, Class C
4.61%, 02/10/47[a]	200	207,679
Commercial Mortgage Trust
Series 2007-GG09, Class A4
5.44%, 03/10/39	813	850,086
Series 2007-GG11, Class A4
5.74%, 12/10/49	598	632,282
Credit Suisse Commercial Mortgage Trust
Series 2006-C4, Class AM
5.51%, 09/15/39	300	310,460
Series 2006-C5, Class A3
5.31%, 12/15/39	366	377,099
Series 2006-C5, Class AM
5.34%, 12/15/39	1,000	1,039,204
Series 2007-C1, Class A3
5.38%, 02/15/40	583	606,351
Series 2007-C2, Class A3
5.54%, 01/15/49[a]	850	890,216
Series 2007-C3, Class A4
5.70%, 06/15/39[a]	253	265,404
Series 2007-C4, Class A4
5.95%, 09/15/39[a]	420	444,941
Series 2007-C5, Class A4
5.70%, 09/15/40[a]	540	572,921
Csail Commercial Mortgage Trust
Series 2015-C2, Class A4
3.50%, 06/15/57	500	511,034
GE Commercial Mortgage Corp. Trust
Series 2007-C1, Class A4
5.54%, 12/10/49	310	322,740
GS Mortgage Securities Corp. II
Series 2012-GCJ7, Class A4
3.38%, 05/10/45	700	731,744
Series 2012-GCJ9, Class AS
3.12%, 11/10/45	150	149,799
Series 2015-GC30, Class A4
3.38%, 05/10/50 (Call 05/06/25)	850	858,119
GS Mortgage Securities Trust
3.06%, 07/10/48	750	776,133
Series 2006-GG8, Class AM
5.59%, 11/10/39 (Call 10/06/16)	300	311,230
Series 2007-GG10, Class A4
5.79%, 08/10/45[a]	2,019	2,143,311
Series 2011-GC5, Class A3
3.82%, 08/10/44	100	105,206
Series 2012-GC6, Class AAB
3.31%, 01/10/45	150	155,265
Series 2012-GCJ7, Class AS
4.09%, 05/10/45	100	106,293
Series 2013-GC12, Class A2
2.01%, 06/10/46	400	402,342
Series 2013-GC12, Class B
3.78%, 06/10/46[a]	115	114,328
Series 2013-GC14, Class A5
4.24%, 08/10/46	550	599,204

61

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

July 31, 2015

Security	Principal (000s)	Value

Series 2013-GC16, Class A4
4.27%, 11/10/46	$500	$545,276
Series 2013-GC16, Class AS
4.65%, 11/10/46	150	163,417
Series 2013-GC16, Class C
5.32%, 11/10/46[a]	100	107,563
Series 2014-GC18, Class A2
2.92%, 01/10/47	650	668,562
Series 2014-GC18, Class A4
4.07%, 01/10/47	300	321,168
Series 2014-GC20, Class A5
4.00%, 04/10/47	400	426,891
Series 2014-GC22, Class AS
4.11%, 06/10/47	250	262,557
Series 2014-GC24, Class A5
3.93%, 09/10/47	1,023	1,083,641
Series 2014-GC26, Class A2
2.90%, 11/10/47	500	513,145
Series 2014-GC26, Class A5
3.63%, 11/10/47	750	776,319
Series 2015-GC28, Class AAB
3.21%, 02/10/48	750	759,163
Series 2015-GG28, Class A5
3.40%, 02/10/48	500	506,947
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class A1
1.08%, 07/15/45	211	210,470
Series 2013-C12, Class A2
2.42%, 07/15/45	400	407,058
Series 2013-C12, Class AS
4.03%, 07/15/45[a]	500	529,052
Series 2013-C12, Class D
4.09%, 07/15/45[a]	50	46,764
Series 2013-C14
4.56%, 08/15/46[a]	500	533,042
Series 2013-C14, Class A2
3.02%, 08/15/46	250	258,625
Series 2013-C14, Class AS
4.41%, 08/15/46[a]	150	161,813
Series 2013-C15, Class A2
2.98%, 11/15/45	400	412,713
Series 2013-C15, Class B
4.93%, 11/15/45	200	215,970
Series 2013-C17, Class A4
4.20%, 01/15/47	490	531,339
Series 2013-C17, Class C
4.89%, 01/15/47[a]	100	104,726
Series 2014-C18, Class A1
1.25%, 02/15/47	234	233,469
Series 2014-C18, Class A5
4.08%, 02/15/47 (Call 02/11/24)	400	429,698
Series 2014-C18, Class AS
4.44%, 02/15/47 (Call 02/11/24)[a]	200	215,430
Series 2014-C18, Class ASB
3.57%, 02/15/47	500	523,013
Series 2014-C18, Class B
4.81%, 02/15/47 (Call 02/11/24)[a]	200	214,934
Series 2014-C19, Class A2
3.05%, 04/15/47	300	310,514
Series 2014-C19, Class ASB
3.58%, 04/15/47	330	345,227
Series 2014-C19, Class C
4.68%, 04/15/47[a]	200	204,687

Security	Principal (000s)	Value

Series 2014-C21, Class A5
3.77%, 08/15/47	$500	$523,862
Series 2014-C21, Class ASB
3.43%, 08/15/47	400	414,308
Series 2014-C22, Class A4
3.80%, 09/15/47 (Call 07/15/24)	750	783,021
Series 2014-C22, Class C
4.56%, 09/15/47 (Call 08/15/24)[a]	200	197,550
Series 2014-C23, Class ASB
3.66%, 09/15/47 (Call 07/15/24)	350	366,893
Series 2015-C27
3.63%, 02/15/48	500	499,844
Series 2015-C27, Class A1
1.41%, 02/15/48 (Call 12/15/19)	468	465,723
Series 2015-C27, Class A2
2.73%, 02/15/48 (Call 01/15/20)	500	509,989
Series 2015-C28, Class ASB
3.04%, 10/15/48	500	503,512
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2012-LC9, Class A3
2.48%, 12/15/47	200	200,762
Series 2012-LC9, Class A5
2.84%, 12/15/47	500	500,627
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-CB16, Class AM
5.59%, 05/12/45	150	154,885
Series 2006-CB17, Class A4
5.43%, 12/12/43	381	393,598
Series 2006-LDP9, Class A3
5.34%, 05/15/47	646	671,998
Series 2007-CB18, Class A4
5.44%, 06/12/47	424	442,667
Series 2007-CB19, Class A4
5.70%, 02/12/49[a]	1,148	1,213,425
Series 2007-CB20, Class A4
5.79%, 02/12/51[a]	897	959,916
Series 2007-LD11, Class A4
5.77%, 06/15/49[a]	565	592,247
Series 2007-LD12, Class AM
6.01%, 02/15/51[a]	1,000	1,067,582
Series 2007-LDPX, Class A3
5.42%, 01/15/49	797	833,040
Series 2011-C5, Class A3
4.17%, 08/15/46	500	543,701
Series 2012-C6, Class A3
3.51%, 05/15/45	300	314,816
Series 2012-C8, Class A3
2.83%, 10/15/45	250	250,826
Series 2013-C10, Class A5
3.14%, 12/15/47	600	610,652
Series 2013-C10, Class AS
3.37%, 12/15/47	100	101,468
Series 2013-C10, Class ASB
2.70%, 12/15/47	100	101,527
Series 2013-C10, Class B
3.67%, 12/15/47[a]	100	100,434
Series 2013-C10, Class C
4.16%, 12/15/47[a]	200	200,417
Series 2013-C13, Class A4
3.99%, 01/15/46[a]	250	268,384
Series 2013-LC11, Class A5
2.96%, 04/15/46	500	501,406
Series 2013-LC11, Class AS
3.22%, 04/15/46	300	301,542

62

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

July 31, 2015

Security	Principal (000s)	Value

Series 2013-LC11, Class C
3.96%, 04/15/46[a]	$100	$99,211
Series 2014-C20, Class A5
3.80%, 07/15/47	500	525,525
Series 2014-C20, Class B
4.40%, 07/15/47 (Call 06/11/24)[a]	100	102,762
Series 2014-C20, Class C
4.57%, 07/15/47 (Call 06/11/24)[a]	200	201,766
LB Commercial Mortgage Trust Series 2007-C3, Class A4
5.90%, 07/15/44[a]	371	394,866
LB-UBS Commercial Mortgage Trust
Series 2006-C7, Class AM
5.38%, 11/15/38	250	259,852
Series 2007-C1, Class A4
5.42%, 02/15/40	954	996,581
Series 2007-C2, Class A3
5.43%, 02/15/40	937	982,671
Series 2007-C6, Class AM
6.11%, 07/15/40[a]	320	342,452
Series 2007-C7, Class A3
5.87%, 09/15/45[a]	262	282,814
Merrill Lynch Mortgage Trust
Series 2008-C1, Class A4
5.69%, 02/12/51	91	97,649
Series 2008-C1, Class AM
6.27%, 02/12/51[a]	290	318,904
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A3
5.17%, 12/12/49	649	670,877
Series 2006-4, Class AM
5.20%, 12/12/49	190	197,944
Series 2007-7, Class A4
5.74%, 06/12/50[a]	656	696,605
Series 2007-9, Class A4
5.70%, 09/12/49	840	895,059
Series 2007-9, Class AM
5.86%, 09/12/49[a]	250	268,473
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class A4
2.86%, 11/15/45	300	301,394
Series 2013-C07, Class AAB
2.47%, 02/15/46	150	150,171
Series 2013-C07, Class AS
3.21%, 02/15/46 (Call 01/11/23)	121	120,941
Series 2013-C07, Class B
3.77%, 02/15/46 (Call 01/11/23)	200	201,180
Series 2013-C08, Class A2
1.69%, 12/15/48	200	200,356
Series 2013-C09, Class A1
0.83%, 05/15/46	125	124,344
Series 2013-C09, Class A4
3.10%, 05/15/46	500	506,204
Series 2013-C09, Class AAB
2.66%, 05/15/46	300	302,544
Series 2013-C10, Class A4
4.08%, 07/15/46[a]	250	270,533
Series 2013-C10, Class ASB
3.91%, 07/15/46[a]	250	267,124
Series 2013-C11, Class A4
4.22%, 08/15/46[a]	500	544,861
Series 2013-C12, Class A1
1.31%, 10/15/46	72	71,647

Security	Principal (000s)	Value

Series 2014-C14, Class A3
3.67%, 02/15/47	$250	$261,692
Series 2014-C14, Class AS
4.38%, 02/15/47[a]	200	214,617
Series 2014-C14, Class B
4.64%, 02/15/47[a]	200	214,691
Series 2014-C15, Class ASB
3.65%, 04/15/47	250	263,886
Series 2014-C19, Class A2
3.10%, 12/15/47	715	741,282
Series 2015-C21, Class A1
1.55%, 03/15/48	234	233,953
Series 2015-C22, Class C
4.24%, 04/15/48	250	240,326
Morgan Stanley Capital I Inc.
Series 2012-C4, Class A2
2.11%, 03/15/45	1,000	1,008,987
Morgan Stanley Capital I Trust
Series 2006-HQ10, Class A4
5.33%, 11/12/41	575	591,567
Series 2007-IQ14, Class A2
5.61%, 04/15/49	87	86,977
Series 2007-IQ14, Class A4
5.69%, 04/15/49[a]	870	917,314
Series 2007-IQ15, Class A4
5.91%, 06/11/49[a]	709	756,420
Series 2007-IQ16 Class A4
5.81%, 12/12/49	1,190	1,274,039
Series 2007-T25, Class A3
5.51%, 11/12/49[a]	233	242,645
Series 2007-T25, Class AM
5.54%, 11/12/49[a]	400	417,338
Series 2007-T27, Class A4
5.65%, 06/11/42[a]	548	584,244
Series 2008-T29, Class A4
6.27%, 01/11/43[a]	802	877,909
Series 2011-C3, Class A3
4.05%, 07/15/49	250	266,872
Series 2012-C4, Class A4
3.24%, 03/15/45	1,200	1,239,714
Series 2015-MS1, Class A4
3.78%, 05/15/48	500	520,563
UBS Commercial Mortgage Trust
Series 2012-C1, Class A3
3.40%, 05/10/45	250	260,343
Series 2012-C1, Class B
4.82%, 05/10/45	150	160,067
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.09%, 08/10/49	650	660,656
Series 2012-C4, Class A5
2.85%, 12/10/45	250	249,618
Series 2013-C5, Class A4
3.18%, 03/10/46	890	905,943
Series 2013-C6, Class A4
3.24%, 04/10/46	677	690,392
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class A3
3.60%, 01/10/45	365	385,372
Series 2011-C1, Class AAB
3.19%, 01/10/45	250	257,145
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class AM
5.60%, 10/15/48[a]	180	187,248

63

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

July 31, 2015

Security	Principal (000s)	Value

Series 2006-C29, Class A4
5.31%, 11/15/48	$572	$592,112
Series 2006-C29, Class AM
5.34%, 11/15/48 (Call 12/11/16)	700	729,149
Series 2007-C30, Class A5
5.34%, 12/15/43	725	758,934
Series 2007-C31, Class A4
5.51%, 04/15/47	500	518,780
Series 2007-C32, Class A3
5.71%, 06/15/49[a]	350	368,554
Series 2007-C33, Class A4
5.95%, 02/15/51[a]	673	702,035
Series 2007-C34, Class A3
5.68%, 05/15/46	576	609,242
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A2
1.84%, 10/15/45	1,700	1,711,221
Series 2012-LC5, Class A3
2.92%, 10/15/45	260	262,592
Series 2012-LC5, Class AS
3.54%, 10/15/45	200	207,191
Series 2012-LC5, Class B
4.14%, 10/15/45	300	311,078
Series 2013-LC12, Class A4
4.22%, 07/15/46[a]	650	705,121
Series 2013-LC12, Class ASB
3.93%, 07/15/46[a]	300	321,382
Series 2013-LC12, Class C
4.30%, 07/15/46[a]	100	100,839
Series 2014-LC16, Class A2
2.82%, 08/15/50	250	256,573
Series 2015-C27, Class A5
3.45%, 02/15/48	1,000	1,017,444
Series 2015-C28, Class A4
3.54%, 05/15/48	500	511,989
Series 2015-C28, Class AS
3.87%, 05/15/48	250	254,778
WFRBS Commercial Mortgage Trust
Series 2011-C5, Class A4
3.67%, 11/15/44	250	264,390
Series 2012-C06, Class AS
3.84%, 04/15/45	145	153,136
Series 2012-C08, Class A3
3.00%, 08/15/45	360	366,381
Series 2012-C09, Class A3
2.87%, 11/15/45	200	201,114
Series 2012-C09, Class C
4.54%, 11/15/45[a]	150	153,411
Series 2012-C10, Class A1
0.73%, 12/15/45	63	62,555
Series 2012-C10, Class A3
2.88%, 12/15/45	200	201,079
Series 2012-C7, Class A2
3.43%, 06/15/45	500	522,106
Series 2013-C11, Class A5
3.07%, 03/15/45	1,000	1,014,853
Series 2013-C14, Class A5
3.34%, 06/15/46	260	267,484
Series 2013-C17, Class A1
1.15%, 12/15/46	352	350,750
Series 2013-C18, Class A3
3.65%, 12/15/46	500	524,991

Security	Principal (000s)	Value

Series 2014-C19, Class B
4.72%, 03/15/47 (Call 03/01/24)[a]	$300	$319,878
Series 2014-C20 Class A5
4.00%, 05/15/47	200	213,275
Series 2014-C22, Class A3
3.53%, 09/15/57	150	155,861
Series 2014-C22, Class A4
3.49%, 09/15/57	900	923,244
Series 2014-C22, Class A5
3.75%, 09/15/57	400	418,203
Series 2014-C22, Class AS
4.07%, 09/15/57[a]	200	207,687
Series 2014-C24, Class A2
2.86%, 11/15/47	500	512,384
Series 2014-C24, Class A5
3.61%, 11/15/47	100	103,377
Series 2014-LC14, Class ASB
3.52%, 03/15/47	150	157,081

		121,904,146

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $121,695,780)		121,904,146

U.S. GOVERNMENT AGENCY OBLIGATIONS — 32.47%

MORTGAGE-BACKED SECURITIES — 32.47%
Federal National Mortgage Association
Series 2010-M1, Class A2
4.45%, 09/25/19	214	234,578
Series 2011-M1, Class A3
3.76%, 06/25/21	335	361,368
Series 2011-M5, Class A2
2.94%, 07/25/21	1,750	1,819,947
Series 2011-M7, Class A2
2.58%, 09/25/18	400	412,692
Series 2012-M01, Class A2
2.73%, 10/25/21	1,000	1,025,770
Series 2012-M02, Class A2
2.72%, 02/25/22	500	511,785
Series 2012-M05, Class A2
2.72%, 02/25/22	375	383,205
Series 2012-M08, Class A2
2.35%, 05/25/22	400	399,104
Series 2012-M08, Class ASQ2
1.52%, 12/25/19	223	224,961
Series 2012-M09, Class ASQ2
1.51%, 12/25/17	290	292,641
Series 2012-M13, Class ASQ2
1.25%, 08/25/17	775	779,026
Series 2013-M06, Class 1AC
4.18%, 02/25/43[a]	300	313,485
Series 2013-M07, Class A2
2.28%, 12/27/22	250	247,173
Series 2013-M07, Class ASQ2
1.23%, 03/26/18	421	422,518
Series 2013-M11, Class A
1.50%, 01/25/18	236	238,019
Series 2013-M12, Class A
1.53%, 10/25/17	373	375,178
Series 2013-M12, Class APT
2.39%, 03/25/23[a]	950	953,374

64

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

July 31, 2015

Security	Principal (000s)	Value

Series 2013-M13, Class A
1.60%, 05/25/18	$421	$424,156
Series 2013-M14, Class A2
3.33%, 10/25/23[a]	500	523,210
Series 2014-M03, Class A2
3.48%, 01/25/24[a]	250	264,145
Series 2014-M06, Class A2
2.68%, 05/25/21[a]	400	409,904
Series 2014-M09, Class A2
3.10%, 07/25/24[a]	500	513,390
Series 2014-M10, Class ASQ2
2.17%, 09/25/19[a]	750	763,373
Series 2014-M11, Class 1A
3.12%, 08/25/24[a]	995	1,029,787
Series 2014-M13, Class A2
3.02%, 08/25/24[a]	200	203,336
Series 2015-M1, Class A2
2.53%, 09/25/24	750	735,788
Series 2015-M2, Class A
2.62%, 12/25/24	498	492,642
Series 2015-M4, Class AV2
2.51%, 07/25/22	500	505,890
Series 2015-M7, Class A2
2.59%, 12/25/24	500	492,070
FHLMC Multifamily Structured Pass Through Certificates
Series K003, Class A5
5.09%, 03/25/19	1,064	1,188,062
Series K006, Class A1
3.40%, 07/25/19	602	627,752
Series K006, Class A2
4.25%, 01/25/20	500	548,135
Series K007, Class A1
3.34%, 12/25/19	124	128,634
Series K007, Class A2
4.22%, 03/25/20	1,000	1,097,170
Series K008, Class A1
2.75%, 12/25/19	247	254,006
Series K008, Class A2
3.53%, 06/25/20	510	545,489
Series K009, Class A2
3.81%, 08/25/20	1,020	1,104,191
Series K010, Class A1
3.32%, 07/25/20	197	204,557
Series K011, Class A1
2.92%, 08/25/20	158	163,920
Series K013, Class A2
3.97%, 01/25/21 (Call 01/11/21)[a]	1,000	1,094,130
Series K014, Class A1
2.79%, 10/25/20	228	236,421
Series K015, Class A2
3.23%, 07/25/21	1,000	1,055,410
Series K017, Class A2
2.87%, 12/25/21	625	647,338
Series K019, Class A1
1.46%, 09/25/21	199	197,833
Series K019, Class A2
2.27%, 03/25/22	1,000	999,400
Series K021, Class A2
2.40%, 06/25/22	1,000	1,006,060
Series K022, Class A2
2.36%, 07/25/22	1,300	1,291,693
Series K023, Class A2
2.31%, 08/25/22	1,000	989,730

Security	Principal (000s)	Value

Series K026, Class A2
2.51%, 11/25/22	$1,000	$1,000,400
Series K027, Class A2
2.64%, 01/25/23	1,000	1,007,870
Series K029, Class A2
3.32%, 02/25/23	1,000	1,052,950
Series K030, Class A1
2.78%, 09/25/22	723	750,904
Series K030, Class A2
3.25%, 04/25/23[a]	1,000	1,046,020
Series K031, Class A1
2.78%, 09/25/22	450	466,947
Series K031, Class A2
3.30%, 04/25/23[a]	500	525,265
Series K032, Class A1
3.02%, 02/25/23	675	706,632
Series K032, Class A2
3.31%, 05/25/23[a]	1,000	1,051,020
Series K033, Class A2
3.06%, 07/25/23[a]	1,000	1,032,510
Series K034, Class A2
3.53%, 07/25/23[a]	200	212,980
Series K035, Class A2
3.46%, 08/25/23[a]	500	529,480
Series K036, Class A2
3.53%, 10/25/23[a]	650	690,482
Series K037, Class A2
3.49%, 01/25/24	650	688,181
Series K038, Class A1
2.60%, 10/25/23	944	971,868
Series K038, Class A2
3.39%, 03/25/24	1,000	1,049,370
Series K040, Class A2
3.24%, 09/25/24	1,350	1,397,992
Series K042, Class A2
2.67%, 12/25/24	750	740,850
Series K043, Class A2
3.06%, 12/25/24	300	305,799
Series K044, Class A2
2.81%, 01/25/25	750	748,748
Series K045, Class A2
3.02%, 01/25/25	1,000	1,015,460
Series K046, Class A2
3.21%, 03/25/25	500	514,975
Series K502, Class A2
1.43%, 08/25/17	688	692,553
Series K503, Class A1
1.38%, 01/25/19	446	445,525
Series K503, Class A2
2.46%, 08/25/19	250	257,745
Series K703, Class A2
2.70%, 05/25/18	1,500	1,552,215
Series K705, Class A2
2.30%, 09/25/18	900	922,185
Series K706, Class A2
2.32%, 10/25/18	200	205,056
Series K707, Class A1
1.62%, 09/25/18	333	335,237
Series K707, Class A2
2.22%, 12/25/18	315	321,939
Series K708, Class A2
2.13%, 01/25/19	175	178,309
Series K709, Class A2
2.09%, 03/25/19	600	610,218

65

Schedule of Investments (Unaudited) (Continued)

iSHARES® CMBS ETF

July 31, 2015

Security	Principal or Shares (000s)	Value

Series K710, Class A2
1.88%, 05/25/19	$1,491	$1,505,651
Series K712, Class A2
1.87%, 11/25/19	1,000	1,004,440
Series K713, Class A2
2.31%, 03/25/20	1,250	1,273,225
Series K714, Class A2
3.03%, 10/25/20[a]	1,000	1,048,720
Series K716, Class A2
3.13%, 06/25/21	600	630,390
Series K717, Class A1
2.34%, 02/25/21	731	748,493
Series K717, Class A2
2.99%, 09/25/21	750	781,568
Series K718, Class A2
2.79%, 01/25/22	500	514,570

		59,267,188

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $59,232,860)		59,267,188

SHORT-TERM INVESTMENTS — 0.72%

MONEY MARKET FUNDS — 0.72%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,c]	1,321	1,320,702

		1,320,702

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,320,702)		1,320,702

TOTAL INVESTMENTS IN SECURITIES — 99.97%
(Cost: $182,249,342)		182,492,036
Other Assets, Less Liabilities — 0.03%		61,616

NET ASSETS — 100.00%		$182,553,652

[a]	Variable rate security. Rate shown is as of report date.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

66

Schedule of Investments (Unaudited)

iSHARES® CONVERTIBLE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

CONVERTIBLE BONDS — 97.82%

APPAREL — 0.50%
Iconix Brand Group Inc.
1.50%, 03/15/18	$100	$96,380

		96,380
AUTO MANUFACTURERS — 3.22%
Navistar International Corp.
4.75%, 04/15/19	75	59,437
Tesla Motors Inc.
1.25%, 03/01/21	350	341,705
1.50%, 06/01/18	100	216,380

		617,522
BIOTECHNOLOGY — 8.52%
Acorda Therapeutics Inc.
1.75%, 06/15/21	75	77,347
Aegerion Pharmaceuticals Inc.
2.00%, 08/15/19[a]	75	61,313
BioMarin Pharmaceutical Inc.
1.50%, 10/15/20	125	210,625
Gilead Sciences Inc.
Series D
1.63%, 05/01/16	70	363,741
Illumina Inc.
0.00%, 06/15/19	125	145,312
0.50%, 06/15/21	150	183,570
Incyte Corp.
0.38%, 11/15/18	50	102,500
1.25%, 11/15/20	75	156,375
Isis Pharmaceuticals Inc.
1.00%, 11/15/21[a]	100	106,380
Medicines Co. (The)
2.50%, 01/15/22[a]	100	114,750
PDL BioPharma Inc.
4.00%, 02/01/18	50	45,750
Theravance Inc.
2.13%, 01/15/23	75	65,063

		1,632,726
BUILDING MATERIALS — 0.88%
Cemex SAB de CV
3.75%, 03/15/18	150	169,125

		169,125
COAL — 0.09%
Peabody Energy Corp.
4.75%, 12/15/66 (Call 12/20/36)	150	18,000

		18,000

Security	Principal (000s)	Value

COMMERCIAL SERVICES — 0.99%
Cardtronics Inc.
1.00%, 12/01/20	$50	$49,815
Euronet Worldwide Inc.
1.50%, 10/01/44 (Call 10/05/20)[a]	75	87,848
Live Nation Entertainment Inc.
2.50%, 05/15/19	50	52,875

		190,538
COMPUTERS — 3.12%
Brocade Communications Systems Inc.
1.38%, 01/01/20[a]	100	97,560
Electronics For Imaging Inc.
0.75%, 09/01/19[a]	50	52,500
SanDisk Corp.
0.50%, 10/15/20	250	249,375
1.50%, 08/15/17	150	198,090

		597,525
DISTRIBUTION & WHOLESALE — 0.56%
WESCO International Inc.
6.00%, 09/15/29 (Call 09/15/16)	50	108,030

		108,030
DIVERSIFIED FINANCIAL SERVICES — 0.48%
Jefferies Group LLC
3.88%, 11/01/29 (Call 11/01/17)	50	51,250
Walter Investment Management Corp.
4.50%, 11/01/19	50	39,815

		91,065
ELECTRIC — 0.52%
NRG Yield Inc.
3.25%, 06/01/20[a]	50	47,750
3.50%, 02/01/19[a]	50	51,625

		99,375
ELECTRICAL COMPONENTS & EQUIPMENT — 0.62%
General Cable Corp.
4.50%, 11/15/29[b]	75	56,160
SunPower Corp.
0.75%, 06/01/18	50	62,000

		118,160
ENERGY — ALTERNATE SOURCES — 2.89%
SolarCity Corp.
1.63%, 11/01/19[a]	100	96,130
SunEdison Inc.
2.63%, 06/01/23[a]	175	158,270
2.75%, 01/01/21	175	299,687

		554,087

67

Schedule of Investments (Unaudited) (Continued)

iSHARES® CONVERTIBLE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

HEALTH CARE — PRODUCTS — 3.26%
Cepheid
1.25%, 02/01/21	$50	$55,065
Hologic Inc.
1.00%, 12/15/43 (Call 12/15/17)[b]	100	125,250
Series 2012
2.00%, 03/01/42 (Call 03/06/18)[b]	125	176,412
Teleflex Inc.
3.88%, 08/01/17	75	163,223
Wright Medical Group Inc.
2.00%, 02/15/20[a]	100	104,880

		624,830
HEALTH CARE — SERVICES — 2.56%
Anthem Inc.
2.75%, 10/15/42	125	259,062
HealthSouth Corp.
2.00%, 12/01/43 (Call 12/01/18)	50	63,125
Molina Healthcare Inc.
1.13%, 01/15/20	90	168,750

		490,937
HOLDING COMPANIES — DIVERSIFIED — 1.29%
Ares Capital Corp.
5.75%, 02/01/16	175	177,415
Prospect Capital Corp.
4.75%, 04/15/20	75	69,938

		247,353
HOME BUILDERS — 2.11%
Lennar Corp.
2.75%, 12/15/20 (Call 12/20/15)[a]	75	179,250
3.25%, 11/15/21 (Call 11/20/16)[a]	55	124,509
Ryland Group Inc. (The)
0.25%, 06/01/19	50	47,875
Toll Brothers Finance Corp.
0.50%, 09/15/32 (Call 09/15/17)	50	52,000

		403,634
INSURANCE — 2.37%
MGIC Investment Corp.
2.00%, 04/01/20	75	122,535
5.00%, 05/01/17	125	140,475
Old Republic International Corp.
3.75%, 03/15/18	50	60,315
Radian Group Inc.
2.25%, 03/01/19	75	131,063

		454,388
INTERNET — 15.86%
Ctrip.com International Ltd.
1.00%, 07/01/20[a]	150	142,320
1.25%, 10/15/18	125	141,725
FireEye Inc.
Series B
1.63%, 06/01/35 (Call 06/01/22)[a]	150	155,070

Security	Principal (000s)	Value

HomeAway Inc.
0.13%, 04/01/19	$75	$71,160
LinkedIn Corp.
0.50%, 11/01/19[a]	200	201,380
MercadoLibre Inc.
2.25%, 07/01/19	50	59,813
Priceline Group Inc. (The)
0.35%, 06/15/20	150	174,945
0.90%, 09/15/21[a]	150	145,695
1.00%, 03/15/18	150	209,625
Qihoo 360 Technology Co. Ltd.
1.75%, 08/15/21[a]	275	241,312
Shutterfly Inc.
0.25%, 05/15/18	50	48,875
SINA Corp/China
1.00%, 12/01/18	125	116,412
Twitter Inc.
1.00%, 09/15/21[a]	300	258,750
VeriSign Inc.
4.14%, 08/15/37	200	417,000
Vipshop Holdings Ltd.
1.50%, 03/15/19	100	117,250
WebMD Health Corp.
1.50%, 12/01/20	75	79,313
2.50%, 01/31/18	75	76,500
Yahoo! Inc.
0.00%, 12/01/18	225	229,792
Yandex NV
1.13%, 12/15/18	100	83,750
YY Inc.
2.25%, 04/01/19	75	69,660

		3,040,347
IRON & STEEL — 0.29%
United States Steel Corp.
2.75%, 04/01/19	50	55,315

		55,315
LEISURE TIME — 1.77%
Jarden Corp.
1.13%, 03/15/34	275	339,625

		339,625
MANUFACTURING — 0.52%
Trinity Industries Inc.
3.88%, 06/01/36 (Call 06/01/18)	75	100,500

		100,500
MEDIA — 1.28%
Liberty Interactive LLC
1.00%, 09/30/43 (Call 10/05/16)[a]	75	75,098
3.50%, 01/15/31 (Call 09/15/15)	50	25,690
Liberty Media Corp.
1.38%, 10/15/23	150	145,410

		246,198

68

Schedule of Investments (Unaudited) (Continued)

iSHARES® CONVERTIBLE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

METAL FABRICATE & HARDWARE — 0.41%
RTI International Metals Inc.
1.63%, 10/15/19	$75	$79,500

		79,500
MINING — 1.46%
Newmont Mining Corp.
Series B
1.63%, 07/15/17	100	99,380
Royal Gold Inc.
2.88%, 06/15/19	75	73,410
Silver Standard Resources Inc.
2.88%, 02/01/33 (Call 02/01/20)[a]	50	35,500
Stillwater Mining Co.
Series SWC
1.75%, 10/15/32 (Call 10/20/19)	75	72,098

		280,388
OIL & GAS — 4.53%
Cheniere Energy Inc.
4.25%, 03/15/45 (Call 03/15/20)	100	74,630
Chesapeake Energy Corp.
2.50%, 05/15/37 (Call 05/15/17)	250	226,250
2.75%, 11/15/35 (Call 11/15/15)	100	99,130
Cobalt International Energy Inc.
2.63%, 12/01/19	200	133,760
3.13%, 05/15/24	200	127,760
Energy XXI Ltd.
3.00%, 12/15/18	75	13,223
Stone Energy Corp.
1.75%, 03/01/17	50	41,815
Whiting Petroleum Corp.
1.25%, 04/01/20[a]	175	152,582

		869,150
OIL & GAS SERVICES — 0.25%
SEACOR Holdings Inc.
2.50%, 12/15/27 (Call 12/19/17)	50	48,530

		48,530
PHARMACEUTICALS — 5.23%
Depomed Inc.
2.50%, 09/01/21	75	131,160
Herbalife Ltd.
2.00%, 08/15/19	175	148,103
Impax Laboratories Inc.
2.00%, 06/15/22[a]	100	102,750
Ironwood Pharmaceuticals Inc.
2.25%, 06/15/22[a]	50	45,375
Mylan Inc.
3.75%, 09/15/15	75	326,812
Omnicare Inc.
3.50%, 02/15/44 (Call 02/15/19)	75	109,500
Teva Pharmaceutical Finance Co. LLC
Series C
0.25%, 02/01/26 (Call 08/21/15)	85	138,975

		1,002,675

Security	Principal (000s)	Value

REAL ESTATE INVESTMENT TRUSTS — 4.97%
Colony Capital Inc.
3.88%, 01/15/21	$50	$50,125
Empire State Realty OP LP
2.63%, 08/15/19[a]	50	51,125
Extra Space Storage LP
2.38%, 07/01/33 (Call 07/05/18)[a]	50	66,815
Host Hotels & Resorts LP
2.50%, 10/15/29 (Call 10/20/15)[a]	50	76,281
IAS Operating Partnership LP
5.00%, 03/15/18[a]	50	48,000
PennyMac Corp.
5.38%, 05/01/20[c]	50	46,250
Redwood Trust Inc.
4.63%, 04/15/18	50	48,375
SL Green Operating Partnership LP
3.00%, 10/15/17[a]	50	71,315
Spirit Realty Capital Inc.
2.88%, 05/15/19	125	118,750
Starwood Property Trust Inc.
4.55%, 03/01/18	225	234,000
VEREIT Inc.
3.00%, 08/01/18	150	141,375

		952,411
RETAIL — 0.54%
Restoration Hardware Holdings Inc.
0.00%, 06/15/19[a]	50	52,065
0.00%, 07/15/20[a]	50	50,875

		102,940
SEMICONDUCTORS — 13.96%
Intel Corp.
2.95%, 12/15/35	300	352,500
3.25%, 08/01/39	275	397,897
Lam Research Corp.
1.25%, 05/15/18	125	171,100
Microchip Technology Inc.
1.63%, 02/15/25[a]	250	235,150
2.13%, 12/15/37	100	172,380
Micron Technology Inc.
1.63%, 02/15/33 (Call 02/20/18)	75	131,625
Series G
3.00%, 11/15/43 (Call 11/20/18)	175	162,969
Novellus Systems Inc.
2.63%, 05/15/41	125	282,350
NVIDIA Corp.
1.00%, 12/01/18	225	258,323
NXP Semiconductors NV
1.00%, 12/01/19[a]	200	234,620
ON Semiconductor Corp.
Series B
2.63%, 12/15/26 (Call 12/20/16)	75	88,125
Rovi Corp.
0.50%, 03/01/20[a]	50	41,875
Xilinx Inc.
2.63%, 06/15/17	100	147,380

		2,676,294

69

Schedule of Investments (Unaudited) (Continued)

iSHARES® CONVERTIBLE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

SOFTWARE — 9.10%
Akamai Technologies Inc.
0.00%, 02/15/19	$125	$135,937
Allscripts Healthcare Solutions Inc.
1.25%, 07/01/20	75	79,223
Citrix Systems Inc.
0.50%, 04/15/19	225	241,740
Cornerstone OnDemand Inc.
1.50%, 07/01/18	50	50,815
Electronic Arts Inc.
0.75%, 07/15/16	100	224,500
NetSuite Inc.
0.25%, 06/01/18	50	53,315
Nuance Communications Inc.
1.50%, 11/01/35 (Call 11/05/21)	50	53,000
2.75%, 11/01/31 (Call 11/06/17)	50	50,750
Red Hat Inc.
0.25%, 10/01/19[a]	125	156,725
salesforce.com Inc.
0.25%, 04/01/18	175	220,290
ServiceNow Inc.
0.00%, 11/01/18	100	123,380
Take-Two Interactive Software Inc.
1.00%, 07/01/18	100	153,130
Verint Systems Inc.
1.50%, 06/01/21	75	82,972
Workday Inc.
0.75%, 07/15/18	100	119,250

		1,745,027
TELECOMMUNICATIONS — 2.81%
Ciena Corp.
0.88%, 06/15/17	75	75,847
3.75%, 10/15/18[a]	50	71,190
Finisar Corp.
0.50%, 12/15/33 (Call 12/22/18)	50	47,565
Gogo Inc.
3.75%, 03/01/20[a]	75	73,313
JDS Uniphase Corp.
0.63%, 08/15/33 (Call 08/20/18)	100	96,750
Palo Alto Networks Inc.
0.00%, 07/01/19	100	173,937

		538,602
TRANSPORTATION — 0.86%
Hornbeck Offshore Services Inc.
1.50%, 09/01/19	50	39,125
Scorpio Tankers Inc.
2.38%, 07/01/19[a]	50	55,250
UTi Worldwide Inc.
4.50%, 03/01/19	75	69,848

		164,223

TOTAL CONVERTIBLE BONDS
(Cost: $19,501,747)		18,755,400

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 1.74%

MONEY MARKET FUNDS — 1.74%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	333	$332,598

		332,598

TOTAL SHORT-TERM INVESTMENTS
(Cost: $332,598)		332,598

TOTAL INVESTMENTS IN SECURITIES — 99.56%
(Cost: $19,834,345)		19,087,998
Other Assets, Less Liabilities — 0.44%		85,284

NET ASSETS — 100.00%		$19,173,282

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

70

Schedule of Investments (Unaudited)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2015

Security	Principal (000s)	Value

ASSET-BACKED SECURITIES — 0.77%
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 07/15/22	$500	$509,833
Citibank Credit Card Issuance Trust
Series 2014-A2, Class A2
1.02%, 02/22/19	550	550,153
Series 2014-A6, Class A6
2.15%, 07/15/21	500	506,782
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7
5.75%, 07/15/20	300	327,874
Discover Card Execution Note Trust
Series 2012-A6, Class A6
1.67%, 01/18/22	250	248,525
Series 2014-A4, Class A4
2.12%, 12/15/21	500	506,275
Hyundai Auto Receivables Trust
Series 2015-B, Class A3
1.12%, 11/15/19 (Call 06/15/19)	300	299,452

TOTAL ASSET-BACKED SECURITIES
(Cost: $2,952,440)		2,948,894

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.43%

MORTGAGE-BACKED SECURITIES — 1.43%
CD Commercial Mortgage Trust
Series 2007-CD4, Class A4
5.32%, 12/11/49	500	518,930
CD Mortgage Trust
Series 2007-CD5, Class A4
5.89%, 11/15/44[a]	375	402,814
COMM Mortgage Trust
Series 2007-C9, Class A4
5.80%, 12/10/49[a]	175	187,134
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class A4
5.70%, 06/15/39[a]	441	461,572
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
1.00%, 08/10/45[a]	494	523,920
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class A5
4.08%, 02/15/47 (Call 02/11/24)	225	241,705
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class A3
5.34%, 05/15/47	479	497,776
Series 2007-CB18, Class A4
5.44%, 06/12/47	471	491,853
Series 2007-CB20, Class A4
5.79%, 02/12/51[a]	449	479,958
Series 2007-LDPX, Class A3
5.42%, 01/15/49	326	341,011
Series 2014-C20, Class A5
3.80%, 07/15/47	150	157,658

Security	Principal (000s)	Value

LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/45[a]	$187	$202,010
ML-CFC Commercial Mortgage Trust
Series 2007-7, Class A4
1.00%, 06/12/50[a]	468	497,575
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class A4
3.31%, 04/15/48	250	251,676
Morgan Stanley Capital I Trust
Series 2007-IQ15, Class A4
5.91%, 06/11/49[a]	236	252,140

		5,507,732

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $5,543,366)		5,507,732

CORPORATE BONDS & NOTES — 32.92%

ADVERTISING — 0.05%
Affinion Group Inc.
7.88%, 12/15/18 (Call 08/31/15)[b]	25	17,045
inVentiv Health Inc.
9.00%, 01/15/18 (Call 01/15/16)[c]	100	104,500
MDC Partners Inc.
6.75%, 04/01/20 (Call 04/01/16)[b,c]	50	49,500
Visant Corp.
10.00%, 10/01/17 (Call 08/31/15)[b]	25	19,438

		190,483
AEROSPACE & DEFENSE — 0.21%
BAE Systems Holdings Inc.
6.38%, 06/01/19[c]	225	256,764
Boeing Co. (The)
0.95%, 05/15/18	50	49,333
4.88%, 02/15/20	100	111,760
General Dynamics Corp.
1.00%, 11/15/17	25	24,853
Kratos Defense & Security Solutions Inc.
7.00%, 05/15/19 (Call 05/15/16)	50	45,062
L-3 Communications Corp.
3.95%, 11/15/16	50	51,453
Lockheed Martin Corp.
2.13%, 09/15/16	25	25,324
Northrop Grumman Corp.
1.75%, 06/01/18	25	24,904
United Technologies Corp.
1.80%, 06/01/17	125	126,650
4.50%, 04/15/20	100	110,028

		826,131
AGRICULTURE — 0.25%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)[b]	150	149,893
9.25%, 08/06/19	50	62,504
BAT International Finance PLC
2.75%, 06/15/20[c]	100	101,379
Bunge Ltd. Finance Corp.
3.20%, 06/15/17[b]	25	25,543

71

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2015

Security	Principal (000s)	Value

Imperial Tobacco Finance PLC
2.95%, 07/21/20[c]	$200	$199,149
Philip Morris International Inc.
1.13%, 08/21/17	150	149,588
1.88%, 01/15/19	200	199,554
Reynolds American Inc.
2.30%, 08/21/17[b,c]	50	50,390
3.25%, 06/12/20	25	25,380

		963,380
AIRLINES — 0.08%
Air Canada
6.75%, 10/01/19 (Call 10/01/16)[c]	50	53,000
8.75%, 04/01/20 (Call 04/01/17)[c]	50	55,250
American Airlines Group Inc.
5.50%, 10/01/19[c]	50	51,187
Continental Airlines Inc. 2012-3 Pass Through Trust Class C
6.13%, 04/29/18	50	52,250
Northwest Airlines Inc. 2007-1 Pass Through Trust Class A
7.03%, 05/01/21	76	84,586

		296,273
APPAREL — 0.00%
Nine West Holdings Inc.
8.25%, 03/15/19[c]	25	14,688

		14,688
AUTO MANUFACTURERS — 0.99%
American Honda Finance Corp.
1.13%, 10/07/16[b]	200	200,738
2.25%, 08/15/19	300	301,246
BMW U.S. Capital LLC
1.38%, 04/05/17[d]	350	351,403
Daimler Finance North America LLC
2.00%, 08/03/18	175	175,086
2.38%, 08/01/18[c]	150	151,505
2.45%, 05/18/20[c]	300	297,758
Fiat Chrysler Automobile NV
4.50%, 04/15/20[b]	320	324,000
Ford Motor Credit Co. LLC
2.24%, 06/15/18	200	199,449
2.46%, 03/27/20	200	195,396
General Motors Co.
3.50%, 10/02/18	200	203,973
General Motors Financial Co. Inc.
3.20%, 07/13/20 (Call 06/13/20)	100	98,996
Hyundai Capital America
1.45%, 02/06/17[d]	100	99,764
2.13%, 10/02/17[c]	125	125,723
Nissan Motor Acceptance Corp.
1.95%, 09/12/17[c]	100	100,930
PACCAR Financial Corp.
1.40%, 05/18/18	100	99,483
1.45%, 03/09/18	65	64,935
Toyota Motor Credit Corp.
1.25%, 10/05/17	25	24,994
1.55%, 07/13/18	330	329,816
2.10%, 01/17/19[b]	125	125,950

Security	Principal (000s)	Value

2.15%, 03/12/20	$135	$134,575
Volkswagen Group of America Finance LLC
2.13%, 05/23/19[c]	200	199,330

		3,805,050
AUTO PARTS & EQUIPMENT — 0.09%
Schaeffler Holding Finance BV
6.88%, 08/15/18 (Call 08/31/15)[c,e]	200	207,000
ZF North America Capital Inc.
4.00%, 04/29/20[c]	150	151,313

		358,313
BANKS — 10.65%
Abbey National Treasury Services PLC/London
2.38%, 03/16/20	200	200,285
3.05%, 08/23/18[b]	100	103,436
ABN AMRO Bank NV
4.25%, 02/02/17[c]	200	208,032
ADCB Finance Cayman Ltd.
2.50%, 03/06/18[d]	800	809,000
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.88%, 09/25/17[d]	100	105,054
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 06/13/17	200	199,043
2.25%, 06/13/19	200	200,057
Banco Santander Brasil SA/Cayman Islands
4.63%, 02/13/17[d]	200	205,250
Bangkok Bank PCL/Hong Kong
3.30%, 10/03/18[d]	600	615,846
Bank Nederlandse Gemeenten NV
1.13%, 09/12/16[c]	450	452,451
1.75%, 03/24/20[b,c]	100	100,312
1.88%, 06/11/19[c]	100	101,336
Bank of America Corp.
2.65%, 04/01/19	650	656,985
5.75%, 12/01/17	200	217,196
6.50%, 08/01/16	825	868,243
6.88%, 04/25/18	300	337,511
Series L
2.25%, 04/21/20[b]	100	98,312
Bank of America N.A.
1.65%, 03/26/18	250	249,100
Bank of China Hong Kong Ltd.
5.55%, 02/11/20[c]	200	219,469
Bank of Montreal
1.40%, 04/10/18	100	99,503
1.45%, 04/09/18 (Call 03/09/18)	425	422,889
Bank of New York Mellon Corp. (The)
2.10%, 08/01/18 (Call 07/02/18)	25	25,256
2.10%, 01/15/19 (Call 12/15/18)	50	50,013
2.20%, 03/04/19 (Call 02/02/19)[b]	50	50,099
Series G
2.15%, 02/24/20 (Call 01/24/20)	50	49,480
Bank of Nova Scotia (The)
1.38%, 12/18/17 (Call 11/18/17)	200	199,134
1.70%, 06/11/18 (Call 05/11/18)	350	349,129
2.05%, 10/30/18	200	201,005
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
2.30%, 03/05/20[c]	200	198,543
2.70%, 09/09/18[c]	200	203,613

72

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2015

Security	Principal (000s)	Value

Barclays Bank PLC
2.50%, 02/20/19	$200	$201,615
5.00%, 09/22/16	300	312,846
5.13%, 01/08/20	200	222,695
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	50	49,781
1.60%, 08/15/17 (Call 07/14/17)	200	200,342
2.45%, 01/15/20 (Call 12/15/19)	150	150,360
BBVA Bancomer SA/Grand Cayman
6.01%, 05/17/22	100	103,000
BNP Paribas SA
2.38%, 09/14/17	500	505,835
BPCE SA
2.25%, 01/27/20[b]	250	248,709
Caixa Economica Federal
4.50%, 10/03/18[d]	150	148,500
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)	25	24,946
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	650	649,022
China Construction Bank Asia Corp. Ltd.
4.25%, 08/20/24 (Call 08/20/19)[a,d]	200	202,767
China Construction Bank Corp.
1.00%, 05/13/25 (Call 05/13/20)[a,d]	200	198,375
CIT Group Inc.
3.88%, 02/19/19	100	100,500
4.25%, 08/15/17	100	102,250
5.50%, 02/15/19[c]	100	105,750
Citigroup Inc.
1.30%, 11/15/16	150	149,979
1.70%, 04/27/18	200	198,463
1.75%, 05/01/18[b]	325	322,925
1.80%, 02/05/18[b]	50	49,891
2.40%, 02/18/20[b]	80	79,243
2.50%, 07/29/19	500	502,046
2.55%, 04/08/19	250	252,706
5.50%, 02/15/17	25	26,354
Commonwealth Bank of Australia/New York NY
2.30%, 03/12/20	250	247,917
2.50%, 09/20/18	400	407,400
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.38%, 01/19/17	525	540,302
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
2.25%, 01/14/20	250	249,242
Credit Agricole SA
6.64%, 05/29/49 (Call 05/31/17)[a,c]	100	103,500
Credit Agricole SA/London
2.50%, 04/15/19[c]	250	252,745
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20[c]	100	99,169
Credit Suisse/New York NY
5.40%, 01/14/20	100	110,407
6.00%, 02/15/18	250	272,752
Deutsche Bank AG/London
1.40%, 02/13/17[b]	250	249,581
6.00%, 09/01/17	200	216,408
Dexia Credit Local SA/New York NY
1.50%, 10/07/17[c]	250	251,435
Emirates NBD PJSC
3.25%, 11/19/19[d]	200	202,250
Fifth Third Bancorp
2.30%, 03/01/19 (Call 01/30/19)	150	149,528
First Gulf Bank PJSC
3.25%, 01/14/19[d]	200	206,400

Security	Principal (000s)	Value

Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	$200	$202,580
2.55%, 10/23/19	350	351,503
2.60%, 04/23/20 (Call 03/23/20)[b]	200	199,713
5.63%, 01/15/17[b]	140	147,843
6.15%, 04/01/18	425	470,690
7.50%, 02/15/19	150	176,128
Halyk Savings Bank of Kazakhstan JSC
7.25%, 05/03/17[d]	100	103,393
HBOS PLC
6.75%, 05/21/18[c]	100	110,912
HSBC USA Inc.
1.63%, 01/16/18	100	99,726
1.70%, 03/05/18	100	99,774
2.25%, 06/23/19	100	99,843
2.38%, 11/13/19	100	99,727
Huntington Bancshares Inc./OH
2.60%, 08/02/18 (Call 07/02/18)	100	100,733
ICICI Bank Ltd./Dubai
4.80%, 05/22/19[d]	200	213,659
IDBI Bank Ltd./DIFC Dubai
4.38%, 03/26/18[d]	400	411,586
Industrial & Commercial Bank of China Ltd./Singapore
2.50%, 11/21/17[d]	800	807,607
ING Bank NV
2.45%, 03/16/20[c]	200	200,701
Intesa Sanpaolo SpA
2.38%, 01/13/17	200	200,750
Itau Unibanco Holding SA/Cayman Island
2.85%, 05/26/18[d]	200	197,200
JPMorgan Chase & Co.
1.80%, 01/25/18	700	700,180
2.20%, 10/22/19[b]	350	347,310
2.75%, 06/23/20 (Call 05/23/20)	250	251,324
6.13%, 06/27/17	50	53,923
6.30%, 04/23/19[b]	200	228,092
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	50	50,253
KfW
0.63%, 12/15/16	400	400,005
1.00%, 01/26/18	1,000	1,000,077
1.13%, 08/06/18[b]	153	152,766
1.25%, 02/15/17	100	100,850
1.88%, 06/30/20	200	201,756
4.88%, 06/17/19	800	902,276
Series G
4.38%, 03/15/18	480	521,038
Korea Development Bank (The)
2.25%, 05/18/20	200	199,105
3.00%, 03/17/19	200	205,978
Korea Exchange Bank
2.50%, 06/12/19[d]	800	800,226
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.63%, 04/25/17[d]	350	354,648
Landwirtschaftliche Rentenbank
0.88%, 09/12/17	120	119,914
1.75%, 04/15/19	300	303,800
Lloyds Bank PLC
2.40%, 03/17/20	250	249,975
Macquarie Bank Ltd.
2.85%, 07/29/20	250	251,340
Malayan Banking Bhd
3.25%, 09/20/22 (Call 09/20/17)[a,d]	200	201,832

73

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2015

Security	Principal (000s)	Value

Manufacturers & Traders Trust Co.
2.30%, 01/30/19 (Call 12/30/18)	$250	$250,476
Mizuho Bank Ltd.
2.45%, 04/16/19[c]	400	403,143
Morgan Stanley
2.38%, 07/23/19	750	748,670
2.65%, 01/27/20	300	300,733
2.80%, 06/16/20	140	140,748
4.75%, 03/22/17	400	420,924
National Australia Bank Ltd./New York
2.63%, 07/23/20	350	352,166
National City Bank/Cleveland OH
5.80%, 06/07/17	250	265,935
Nederlandse Waterschapsbank NV
1.63%, 03/04/20[c]	200	199,126
1.88%, 03/13/19[c]	200	202,868
Nordea Bank AB
1.63%, 05/15/18[c]	200	199,663
Oesterreichische Kontrollbank AG
0.75%, 12/15/16	350	350,360
1.13%, 05/29/18	100	99,856
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[f]	350	355,974
5.13%, 02/08/20[f]	100	111,414
6.70%, 06/10/19[f]	75	86,688
QNB Finance Ltd.
2.75%, 10/31/18[d]	200	203,640
Regions Bank
2.25%, 09/14/18	250	250,302
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	25	24,859
Royal Bank of Canada
1.50%, 01/16/18	150	149,678
Royal Bank of Scotland Group PLC
1.88%, 03/31/17	700	697,308
7.64%, 12/31/49 (Call 09/30/17)[a]	100	106,750
Royal Bank of Scotland NV
4.65%, 06/04/18	100	104,054
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.30%, 05/15/17[d]	200	202,700
Sberbank of Russia Via SB Capital SA
4.95%, 02/07/17[d]	200	202,600
Standard Chartered Bank
6.40%, 09/26/17[c]	100	108,650
Standard Chartered PLC
2.25%, 04/17/20[c]	200	197,534
State Bank of India/London
3.62%, 04/17/19 [d]	200	205,330
State Street Corp.
1.35%, 05/15/18[b]	50	49,472
Sumitomo Mitsui Banking Corp.
2.25%, 07/11/19[b]	250	249,511
2.65%, 07/23/20	250	251,138
SunTrust Banks Inc.
2.50%, 05/01/19 (Call 04/01/19)	50	50,102
Toronto-Dominion Bank (The)
1.63%, 03/13/18	400	400,362
1.75%, 07/23/18	205	204,945
2.13%, 07/02/19	150	149,904
2.38%, 10/19/16	45	45,823
2.63%, 09/10/18	100	102,515
Turkiye Halk Bankasi AS
4.88%, 07/19/17[d]	200	205,468

Security	Principal (000s)	Value

Turkiye Vakiflar Bankasi TAO
6.88%, 02/03/25 (Call 02/03/20)[a,d]	$200	$194,206
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	50	50,243
1.95%, 11/15/18 (Call 10/15/18)[b]	200	200,685
Series F
2.20%, 11/15/16 (Call 10/14/16)	350	355,596
UBS AG/Stamford CT
1.80%, 03/26/18	250	248,781
5.88%, 12/20/17	200	218,157
UBS Preferred Funding Trust V
Series 1
6.24%, 05/29/49 (Call 05/15/16)[a]	75	76,451
United Overseas Bank Ltd.
3.75%, 09/19/24 (Call 09/19/19)[a,d]	400	408,652
VTB Bank OJSC Via VTB Capital SA
6.00%, 04/12/17[d]	200	203,062
Wachovia Corp.
5.63%, 10/15/16	50	52,676
Wells Fargo & Co.
1.50%, 01/16/18[b]	350	349,669
2.15%, 01/15/19	780	784,093
Westpac Banking Corp.
1.05%, 11/25/16	200	200,442
1.50%, 12/01/17	200	199,721
1.55%, 05/25/18	250	248,022
2.25%, 01/17/19	50	50,179
Woori Bank
2.63%, 07/22/20	200	199,759

		41,046,037
BEVERAGES — 0.62%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	25	24,904
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	400	401,497
7.75%, 01/15/19[b]	200	237,531
Coca-Cola Co. (The)
1.65%, 11/01/18	100	100,286
1.80%, 09/01/16	300	303,519
Constellation Brands Inc.
3.88%, 11/15/19[b]	50	50,994
7.25%, 09/01/16	50	52,750
Cott Beverages Inc.
6.75%, 01/01/20 (Call 01/01/17)[c]	50	52,062
Diageo Capital PLC
1.50%, 05/11/17	225	225,153
Dr Pepper Snapple Group Inc.
2.60%, 01/15/19	100	101,350
Innovation Ventures LLC/Innovation Ventures Finance Corp.
9.50%, 08/15/19 (Call 08/31/15)[c]	45	46,237
PepsiCo Inc.
1.25%, 08/13/17	300	300,476
1.85%, 04/30/20 (Call 03/30/20)	50	49,011
4.50%, 01/15/20	150	164,351
SABMiller PLC
6.50%, 07/15/18[c]	250	281,509

		2,391,630

74

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2015

Security	Principal (000s)	Value

BIOTECHNOLOGY — 0.06%
Amgen Inc.
2.13%, 05/15/17	$25	$25,327
2.20%, 05/22/19 (Call 04/22/19)	200	200,056

		225,383
BUILDING MATERIALS — 0.12%
Associated Materials LLC/AMH New Finance Inc.
9.13%, 11/01/17 (Call 08/31/15)	25	21,250
Cemex SAB de CV
5.04%, 10/15/18[a,d]	200	211,750
CRH America Inc.
8.13%, 07/15/18	100	116,897
Masco Corp.
6.13%, 10/03/16	55	57,766
USG Corp.
9.75%, 01/15/18	50	56,875

		464,538
CHEMICALS — 0.44%
Dow Chemical Co. (The)
8.55%, 05/15/19	150	182,348
Eastman Chemical Co.
2.40%, 06/01/17	75	75,996
Ecolab Inc.
1.45%, 12/08/17	50	49,757
3.00%, 12/08/16	20	20,473
EI du Pont de Nemours & Co.
6.00%, 07/15/18	100	111,761
Hexion Inc.
6.63%, 04/15/20 (Call 08/31/15)[b]	50	45,813
8.88%, 02/01/18 (Call 08/31/15)	50	43,500
INEOS Group Holdings SA
6.13%, 08/15/18 (Call 08/31/15)[b,c]	200	203,500
Kraton Polymers LLC/Kraton Polymers Capital Corp.
6.75%, 03/01/19 (Call 08/31/15)	25	25,438
Monsanto Co.
2.13%, 07/15/19	100	98,998
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	350	348,690
PQ Corp.
8.75%, 11/01/18 (Call 08/31/15)[b,c]	50	51,062
Praxair Inc.
4.50%, 08/15/19	150	163,614
Rain CII Carbon LLC/CII Carbon Corp.
8.00%, 12/01/18 (Call 08/31/15)[c]	75	73,312
SABIC Capital II BV
2.63%, 10/03/18[d]	200	202,250

		1,696,512
COAL — 0.01%
Alpha Natural Resources Inc.
6.00%, 06/01/19 (Call 08/31/15)	25	813
Arch Coal Inc.
9.88%, 06/15/19 (Call 12/15/16)	25	3,312
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
8.50%, 12/15/19 (Call 08/31/15)	25	18,125
Peabody Energy Corp.
6.00%, 11/15/18[b]	50	18,250

		40,500

Security	Principal (000s)	Value

COMMERCIAL SERVICES — 0.26%
ADT Corp. (The)
2.25%, 07/15/17	$50	$49,812
APX Group Inc.
6.38%, 12/01/19 (Call 12/01/15)	25	24,438
Cenveo Corp.
6.00%, 08/01/19 (Call 02/01/19)[c]	75	67,125
Constellis Holdings LLC/Constellis Finance Corp.
9.75%, 05/15/20 (Call 05/15/17)[c]	35	33,425
DynCorp International Inc.
10.38%, 07/01/17 (Call 08/31/15)	50	38,000
ERAC USA Finance LLC
2.35%, 10/15/19[c]	100	99,712
6.38%, 10/15/17[c]	50	54,912
Hertz Corp. (The)
6.75%, 04/15/19 (Call 08/31/15)[b]	100	103,219
Interactive Data Corp.
5.88%, 04/15/19 (Call 08/31/15)[b,c]	100	101,000
Jaguar Holding Co. II/Jaguar Merger Sub Inc.
9.50%, 12/01/19 (Call 08/21/15)[c]	25	26,625
Laureate Education Inc.
10.00%, 09/01/19 (Call 09/01/15)[b,c]	50	47,063
MasterCard Inc.
2.00%, 04/01/19	75	75,497
Modular Space Corp.
10.25%, 01/31/19 (Call 01/31/16)[c]	50	39,000
Monitronics International Inc.
9.13%, 04/01/20 (Call 04/01/16)[b]	50	48,500
RR Donnelley & Sons Co.
7.63%, 06/15/20	50	56,750
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 05/15/18 (Call 08/31/15)[c]	50	51,000
Speedy Cash Intermediate Holdings Corp.
10.75%, 05/15/18 (Call 08/31/15)[c]	50	45,250
Western Union Co. (The)
2.88%, 12/10/17	50	51,013

		1,012,341
COMPUTERS — 0.55%
Apple Inc.
1.00%, 05/03/18[b]	25	24,738
1.55%, 02/07/20	200	196,370
2.00%, 05/06/20[b]	200	199,348
2.10%, 05/06/19[b]	50	50,558
Dell Inc.
5.88%, 06/15/19	50	52,500
EMC Corp./MA
1.88%, 06/01/18	75	75,176
Hewlett-Packard Co.
2.60%, 09/15/17	25	25,356
2.75%, 01/14/19	100	100,947
3.00%, 09/15/16	100	101,875
3.30%, 12/09/16	50	51,263
5.40%, 03/01/17	50	52,877
International Business Machines Corp.
1.25%, 02/08/18	200	199,312
5.70%, 09/14/17[b]	800	874,029
NetApp Inc.
2.00%, 12/15/17	25	25,063

75

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2015

Security	Principal (000s)	Value

SunGard Data Systems Inc.
6.63%, 11/01/19 (Call 11/01/15)	$100	$103,354

		2,132,766
COSMETICS & PERSONAL CARE — 0.14%
Avon Products Inc.
3.13%, 03/15/16	50	50,625
Colgate-Palmolive Co.
1.30%, 01/15/17	25	25,133
1.75%, 03/15/19	25	24,919
Procter & Gamble Co. (The)
1.45%, 08/15/16[b]	400	403,263
4.70%, 02/15/19	50	55,145

		559,085
DISTRIBUTION & WHOLESALE — 0.05%
Brightstar Corp.
7.25%, 08/01/18 (Call 08/31/15)[c]	25	26,375
HD Supply Inc.
7.50%, 07/15/20 (Call 10/15/16)	50	53,375
11.50%, 07/15/20 (Call 10/15/16)	50	58,094
VWR Funding Inc.
7.25%, 09/15/17 (Call 08/31/15)	50	51,500

		189,344
DIVERSIFIED FINANCIAL SERVICES — 2.03%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 05/15/19	300	300,690
Air Lease Corp.
3.38%, 01/15/19 (Call 12/15/18)	450	458,391
5.63%, 04/01/17	25	26,443
Ally Financial Inc.
2.75%, 01/30/17[b]	150	150,375
3.25%, 02/13/18	100	99,875
3.60%, 05/21/18[b]	100	100,735
3.75%, 11/18/19	150	149,250
4.13%, 03/30/20	25	25,188
8.00%, 03/15/20	50	59,000
American Express Co.
1.55%, 05/22/18	200	198,313
6.80%, 09/01/66 (Call 09/01/16)[a]	50	51,000
American Express Credit Corp.
1.55%, 09/22/17	350	349,919
2.13%, 03/18/19	50	50,057
2.38%, 03/24/17	75	76,210
Ameriprise Financial Inc.
5.30%, 03/15/20	100	112,651
Azure Orbit II International Finance Ltd.
3.38%, 04/25/19[d]	600	610,706
Banco BTG Pactual SA/Cayman Islands
4.00%, 01/16/20[d]	200	181,000
Bear Stearns Companies LLC (The)
6.40%, 10/02/17	184	201,672
BOC Aviation Pte Ltd.
3.00%, 03/30/20[d]	200	197,146
Charles Schwab Corp. (The)
4.45%, 07/22/20	250	275,848
Credit Suisse USA Inc.
5.85%, 08/16/16	100	105,055

Security	Principal (000s)	Value

DFC Finance Corp.
10.50%, 06/15/20 (Call 06/15/17)[c]	$25	$17,563
Ford Motor Credit Co. LLC
2.60%, 11/04/19	200	198,043
3.00%, 06/12/17	200	204,004
GE Capital Trust I
6.38%, 11/15/67 (Call 11/15/17)[a]	200	214,000
General Electric Capital Corp.
1.63%, 04/02/18[b]	275	275,971
2.20%, 01/09/20 (Call 12/09/19)[b]	100	100,075
2.30%, 04/27/17	370	376,911
General Motors Financial Co. Inc.
3.15%, 01/15/20 (Call 12/15/19)	25	24,803
4.75%, 08/15/17	100	104,830
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
3.50%, 03/15/17 (Call 02/15/17)[b]	50	50,525
4.88%, 03/15/19 (Call 07/15/16)	150	154,687
Intercontinental Exchange Inc.
2.50%, 10/15/18	50	50,867
International Lease Finance Corp.
6.25%, 05/15/19	100	108,985
6.75%, 09/01/16[c]	200	209,000
8.75%, 03/15/17	100	109,062
Jefferies Group LLC
5.13%, 04/13/18	300	318,090
KCG Holdings Inc.
6.88%, 03/15/20 (Call 03/15/17)[c]	50	47,500
Macquarie Group Ltd.
3.00%, 12/03/18[c]	200	203,294
National Rural Utilities Cooperative Finance Corp.
0.95%, 04/24/17[b]	100	99,554
2.15%, 02/01/19 (Call 01/01/19)	100	100,195
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 08/31/15)	50	49,531
Navient Corp.
4.88%, 06/17/19	50	47,750
8.00%, 03/25/20	100	104,000
8.45%, 06/15/18	150	162,000
Nomura Holdings Inc.
2.00%, 09/13/16	300	301,219
Ocwen Financial Corp.
7.13%, 05/15/19 (Call 05/15/16)[c]	25	23,625
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (Call 12/15/16)[c]	50	52,750
ROC Finance LLC/ROC Finance 1 Corp.
12.13%, 09/01/18 (Call 08/31/15)[c]	25	26,562
Springleaf Finance Corp.
6.90%, 12/15/17	300	319,500

		7,834,420
ELECTRIC — 1.45%
Abu Dhabi National Energy Co. PJSC
2.50%, 01/12/18[b,c]	200	201,626
AES Corp./VA
8.00%, 06/01/20	50	58,188
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	275	274,420
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	100	99,276
Berkshire Hathaway Energy Co.
5.75%, 04/01/18	25	27,567

76

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2015

Security	Principal (000s)	Value

Commonwealth Edison Co.
2.15%, 01/15/19 (Call 12/15/18)	$100	$100,513
Consolidated Edison Co. of New York Inc.
5.50%, 09/15/16	150	157,667
Dominion Resources Inc./VA
1.90%, 06/15/18	100	99,973
Series A
1.40%, 09/15/17	200	198,957
DPL Inc.
6.50%, 10/15/16 (Call 09/15/16)	18	18,765
Duke Energy Carolinas LLC
1.75%, 12/15/16	50	50,584
Duke Energy Corp.
1.63%, 08/15/17	90	90,169
Dynegy Inc.
6.75%, 11/01/19 (Call 05/01/17)[b,c]	75	77,438
E.ON International Finance BV
5.80%, 04/30/18[c]	100	108,969
EDP Finance BV
4.90%, 10/01/19[c]	100	105,196
Electricite de France SA
2.15%, 01/22/19[b,c]	100	101,026
Enel Finance International NV
6.25%, 09/15/17[c]	700	764,669
Entergy Texas Inc.
7.13%, 02/01/19	150	174,249
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	25	25,098
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	100	100,240
6.20%, 10/01/17	25	27,153
Florida Power & Light Co.
5.55%, 11/01/17	25	27,138
GenOn Energy Inc.
9.50%, 10/15/18	50	50,250
Hydro-Quebec
1.38%, 06/19/17[b]	100	100,853
Israel Electric Corp. Ltd.
9.38%, 01/28/20[d]	200	249,250
Jersey Central Power & Light Co.
7.35%, 02/01/19	100	114,380
Majapahit Holding BV
7.75%, 01/20/20[d]	400	459,520
Nevada Power Co.
6.50%, 08/01/18	100	113,386
NextEra Energy Capital Holdings Inc.
1.59%, 06/01/17	100	99,596
6.35%, 10/01/66 (Call 10/01/16)[a]	25	20,500
NiSource Finance Corp.
6.40%, 03/15/18	10	11,148
NRG Energy Inc.
7.63%, 01/15/18	50	54,240
Pacific Gas & Electric Co.
8.25%, 10/15/18	100	118,898
PG&E Corp.
2.40%, 03/01/19 (Call 02/01/19)	25	25,023
PPL Capital Funding Inc.
1.90%, 06/01/18 (Call 05/01/18)	75	74,672
Series A
6.70%, 03/30/67 (Call 03/30/17)[a,b]	100	87,750
Progress Energy Inc.
7.05%, 03/15/19	400	463,060

Security	Principal (000s)	Value

Public Service Electric & Gas Co.
2.30%, 09/15/18 (Call 08/15/18)	$100	$101,593
Southern Co. (The)
2.45%, 09/01/18	100	101,611
2.75%, 06/15/20 (Call 05/15/20)	150	149,919
Southwestern Public Service Co. Series G
8.75%, 12/01/18	150	180,923
Talen Energy Supply LLC
5.13%, 07/15/19 (Call 07/15/16)[c]	50	48,500
WEC Energy Group Inc.
2.45%, 06/15/20 (Call 05/15/20)	45	44,913
Wisconsin Electric Power Co.
1.70%, 06/15/18 (Call 05/15/18)	25	24,833

		5,583,699
ELECTRICAL COMPONENTS & EQUIPMENT — 0.01%
WireCo WorldGroup Inc.
9.50%, 05/15/17 (Call 08/31/15)	25	23,125

		23,125
ELECTRONICS — 0.27%
Corning Inc.
1.50%, 05/08/18	40	39,903
Honeywell International Inc.
5.00%, 02/15/19	75	83,432
5.30%, 03/01/18	300	329,425
Jabil Circuit Inc.
8.25%, 03/15/18	25	28,326
Koninklijke Philips NV
5.75%, 03/11/18	20	21,797
Rexel SA
5.25%, 06/15/20 (Call 06/15/16)[c]	200	205,500
Thermo Fisher Scientific Inc.
1.30%, 02/01/17	300	298,845
2.25%, 08/15/16	20	20,193

		1,027,421
ENGINEERING & CONSTRUCTION — 0.13%
Abengoa Finance SAU
8.88%, 11/01/17[b,c]	300	286,500
Aguila 3 SA
7.88%, 01/31/18 (Call 08/31/15)[c]	150	153,937
Michael Baker International LLC/CDL Acquisition Co. Inc.
8.25%, 10/15/18 (Call 04/15/16)[c]	50	48,250

		488,687
ENTERTAINMENT — 0.12%
Gibson Brands Inc.
8.88%, 08/01/18 (Call 02/01/16)[c]	25	24,562
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)[b]	100	103,500
Greektown Holdings LLC/Greektown Mothership Corp.
8.88%, 03/15/19 (Call 03/15/16)[c]	50	53,000
International Game Technology PLC
5.63%, 02/15/20 (Call 11/15/19)[c]	200	198,600
Scientific Games Corp.
8.13%, 09/15/18 (Call 08/31/15)[b]	100	96,500

		476,162

77

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2015

Security	Principal (000s)	Value

ENVIRONMENTAL CONTROL — 0.05%
Republic Services Inc.
5.50%, 09/15/19	$100	$111,920
Tervita Corp.
8.00%, 11/15/18 (Call 11/15/15)[c]	50	44,000
Waste Management Inc.
2.60%, 09/01/16	25	25,400

		181,320
FOOD — 0.57%
BI-LO LLC/BI-LO Finance Corp.
9.25%, 02/15/19 (Call 08/31/15)[c]	25	25,375
ConAgra Foods Inc.
1.90%, 01/25/18	175	173,782
Diamond Foods Inc.
7.00%, 03/15/19 (Call 03/15/16)[c]	25	25,562
Dole Food Co. Inc.
7.25%, 05/01/19 (Call 11/01/15)[c]	25	25,375
General Mills Inc.
2.20%, 10/21/19	225	223,899
5.70%, 02/15/17	25	26,607
JM Smucker Co. (The)
2.50%, 03/15/20[c]	100	99,730
Kellogg Co.
3.25%, 05/21/18	50	51,850
Kraft Foods Group Inc.
2.25%, 06/05/17	150	151,816
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)[c]	250	250,653
Kroger Co. (The)
2.20%, 01/15/17	20	20,241
2.30%, 01/15/19 (Call 12/15/18)	50	50,256
Marfrig Holding Europe BV
8.38%, 05/09/18[d]	200	198,000
Mondelez International Inc.
6.13%, 02/01/18	200	221,005
Smithfield Foods Inc.
5.25%, 08/01/18 (Call 08/31/15)[c]	100	102,150
Tesco PLC
5.50%, 11/15/17[c]	100	106,595
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	100	100,780
Unilever Capital Corp.
2.10%, 07/30/20	100	99,943
2.20%, 03/06/19	100	101,415
Wesfarmers Ltd.
2.98%, 05/18/16[c]	150	152,390

		2,207,424
FOREST PRODUCTS & PAPER — 0.07%
Georgia-Pacific LLC
2.54%, 11/15/19 (Call 10/15/19)[c]	100	100,377
International Paper Co.
7.95%, 06/15/18	125	144,935
Tembec Industries Inc.
9.00%, 12/15/19 (Call 10/15/16)[c]	25	20,250
Verso Paper Holdings LLC/Verso Paper Inc.
11.75%, 01/15/19 (Call 08/31/15)[b]	50	22,000

		287,562

Security	Principal (000s)	Value

GAS — 0.10%
Sabine Pass LNG LP
7.50%, 11/30/16	$150	$156,000
Sempra Energy
2.30%, 04/01/17	25	25,315
2.40%, 03/15/20 (Call 02/15/20)	100	99,254
6.15%, 06/15/18	25	27,904
9.80%, 02/15/19	50	62,438

		370,911
HEALTH CARE — PRODUCTS — 0.34%
Alere Inc.
7.25%, 07/01/18 (Call 12/15/15)	50	52,450
Baxter International Inc.
1.85%, 01/15/17	25	25,111
1.85%, 06/15/18	100	99,668
Becton Dickinson and Co.
1.80%, 12/15/17	350	349,506
Boston Scientific Corp.
2.65%, 10/01/18	50	50,471
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)	50	53,187
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 04/15/17)[c]	50	51,458
Medtronic Inc.
0.88%, 02/27/17	50	49,855
1.50%, 03/15/18[c]	300	299,773
2.50%, 03/15/20[b,c]	100	100,382
Stryker Corp.
2.00%, 09/30/16	25	25,285
Zimmer Biomet Holdings Inc.
2.00%, 04/01/18	35	34,973
2.70%, 04/01/20 (Call 03/01/20)	100	99,554

		1,291,673
HEALTH CARE — SERVICES — 0.56%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	250	248,820
Anthem Inc.
2.25%, 08/15/19	50	49,159
2.30%, 07/15/18	50	50,015
Centene Corp.
5.75%, 06/01/17	50	52,538
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 08/31/15)	50	51,250
7.13%, 07/15/20 (Call 07/15/16)	100	106,500
8.00%, 11/15/19 (Call 11/15/15)	50	52,562
Fresenius Medical Care U.S. Finance Inc.
6.50%, 09/15/18[b,c]	50	55,250
HCA Inc.
3.75%, 03/15/19	100	101,438
4.25%, 10/15/19[b]	50	51,469
6.50%, 02/15/20	100	111,812
Humana Inc.
6.30%, 08/01/18	25	27,891
Kindred Healthcare Inc.
8.00%, 01/15/20[b,c]	50	54,125
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	100	98,945

78

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2015

Security	Principal (000s)	Value

Roche Holdings Inc.
2.25%, 09/30/19 (Call 08/30/19)[c]	$200	$202,046
6.00%, 03/01/19[c]	40	45,627
Tenet Healthcare Corp.
5.00%, 03/01/19[c]	50	50,500
5.50%, 03/01/19[c]	200	203,500
UnitedHealth Group Inc.
1.40%, 10/15/17[b]	50	49,869
1.88%, 11/15/16[b]	200	202,593
2.70%, 07/15/20	250	252,994
6.00%, 02/15/18	25	27,634

		2,146,537
HOLDING COMPANIES — DIVERSIFIED — 0.31%
Alphabet Holding Co. Inc.
7.75%, 11/01/17 (Call 08/31/15)[e]	25	25,032
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	100	101,663
HRG Group Inc.
7.88%, 07/15/19 (Call 01/15/16)	50	52,846
Huarong Finance II Co. Ltd.
4.50%, 01/16/20[d]	400	413,395
Hutchison Whampoa International 12 Ltd.
6.00%, 05/29/49 (Call 05/07/17)[a,c]	200	211,478
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	200	198,110
Wharf Finance Ltd.
3.50%, 01/23/19[d]	200	204,648

		1,207,172
HOME BUILDERS — 0.09%
DR Horton Inc.
3.75%, 03/01/19 (Call 12/01/18)[b]	100	101,625
4.00%, 02/15/20	25	25,500
KB Home
4.75%, 05/15/19 (Call 02/15/19)	100	99,750
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	50	51,625
4.50%, 11/15/19 (Call 08/15/19)[b]	25	25,844
Standard Pacific Corp.
8.38%, 05/15/18	50	57,125

		361,469
HOUSEHOLD PRODUCTS & WARES — 0.14%
ACCO Brands Corp.
6.75%, 04/30/20 (Call 04/30/17)	50	53,000
Church & Dwight Co. Inc.
2.45%, 12/15/19 (Call 11/15/19)	50	49,913
Jarden Corp.
7.50%, 05/01/17	100	108,875
Kimberly-Clark Corp.
6.13%, 08/01/17	100	109,577
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
7.88%, 08/15/19 (Call 08/31/15)	200	207,500

		528,865
INSURANCE — 0.82%
ACE INA Holdings Inc.
5.70%, 02/15/17	250	266,860

Security	Principal (000s)	Value

Aflac Inc.
2.40%, 03/16/20	$100	$100,689
2.65%, 02/15/17	50	51,040
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)[b]	225	225,067
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	40	40,402
Berkshire Hathaway Inc.
1.55%, 02/09/18	75	75,205
1.90%, 01/31/17	450	456,605
Genworth Holdings Inc.
6.15%, 11/15/66 (Call 11/15/16)[a]	25	14,875
6.52%, 05/22/18	50	53,000
Hartford Financial Services Group Inc. (The)
5.38%, 03/15/17	50	53,067
5.50%, 03/30/20	100	112,226
Hub Holdings LLC/Hub Holdings Finance Inc.
8.13%, 07/15/19 (Call 08/31/15)[c,e]	50	50,000
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	100	100,528
MetLife Inc.
1.76%, 12/15/17	200	201,154
Metropolitan Life Global Funding I
1.30%, 04/10/17[b,c]	450	450,837
New York Life Global Funding
2.15%, 06/18/19[c]	150	150,626
Principal Financial Group Inc.
1.85%, 11/15/17	100	100,422
Prudential Financial Inc.
Series D
6.00%, 12/01/17	250	274,418
Radian Group Inc.
5.25%, 06/15/20	50	50,375
Reliance Standard Life Global Funding II
2.38%, 05/04/20[b,c]	100	98,903
Travelers Companies Inc. (The)
5.80%, 05/15/18	50	55,546
Voya Financial Inc.
2.90%, 02/15/18	100	102,443
XLIT Ltd.
2.30%, 12/15/18	25	25,130
6.50%, 10/29/49 (Call 04/15/17)[a]	50	42,500

		3,151,918
INTERNET — 0.26%
Amazon.com Inc.
1.20%, 11/29/17	50	49,782
Baidu Inc.
3.00%, 06/30/20	200	198,742
eBay Inc.
1.35%, 07/15/17	125	123,874
2.20%, 08/01/19 (Call 07/01/19)	175	171,756
IAC/InterActiveCorp
4.88%, 11/30/18 (Call 08/31/15)	50	51,662
Tencent Holdings Ltd.
3.38%, 05/02/19[d]	400	409,332

		1,005,148
IRON & STEEL — 0.39%
AK Steel Corp.
7.63%, 05/15/20 (Call 08/31/15)[b]	50	35,625

79

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2015

Security	Principal (000s)	Value

ArcelorMittal
5.13%, 06/01/20[b]	$25	$25,062
6.13%, 06/01/18[b]	250	264,644
BlueScope Steel Finance Ltd/BlueScope Steel Finance USA LLC
7.13%, 05/01/18 (Call 11/01/15)[c]	50	49,875
CITIC Ltd.
8.63%, 05/29/49 (Call 11/22/18)[a,d]	200	229,000
Cliffs Natural Resources Inc.
5.95%, 01/15/18[b]	25	13,375
8.25%, 03/31/20 (Call 03/31/18)[b,c]	25	22,688
Commercial Metals Co.
7.35%, 08/15/18	50	53,750
CSN Islands XI Corp.
6.88%, 09/21/19[d]	100	78,500
Essar Steel Algoma Inc.
9.50%, 11/15/19 (Call 11/15/16)[c]	25	19,125
Evraz Group SA
9.50%, 04/24/18[d]	100	104,135
Evraz Inc. N.A. Canada
7.50%, 11/15/19 (Call 05/15/17)[c]	25	24,750
Glencore Funding LLC
3.13%, 04/29/19[b,c]	100	99,930
Metalloinvest Finance Ltd.
5.63%, 04/17/20[d]	200	185,524
Ryerson Inc./Joseph T Ryerson & Son Inc.
9.00%, 10/15/17 (Call 08/31/15)	50	49,375
U.S. Steel Corp.
7.00%, 02/01/18	100	103,031
Vale Overseas Ltd.
6.25%, 01/23/17	125	131,000

		1,489,389
LEISURE TIME — 0.03%
NCL Corp. Ltd.
5.00%, 02/15/18 (Call 08/31/15)[b]	100	101,750

		101,750
LODGING — 0.04%
MGM Resorts International
8.63%, 02/01/19	100	112,750
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	25	25,127

		137,877
MACHINERY — 0.44%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 02/01/16)[c]	50	49,750
Caterpillar Financial Services Corp.
1.35%, 09/06/16	450	452,891
2.10%, 06/09/19	150	150,209
CNH Industrial Capital LLC
3.38%, 07/15/19[b]	100	98,375
3.63%, 04/15/18[b]	100	101,230
3.88%, 07/16/18[c]	100	100,750
John Deere Capital Corp.
1.30%, 03/12/18	100	99,516
1.95%, 12/13/18	175	176,028
2.05%, 03/10/20	100	99,380
2.38%, 07/14/20	55	55,135
5.75%, 09/10/18	25	27,956

Security	Principal (000s)	Value

Roper Technologies Inc.
2.05%, 10/01/18	$300	$298,269

		1,709,489
MANUFACTURING — 0.27%
3M Co.
1.00%, 06/26/17	100	100,074
AVINTIV Specialty Materials Inc.
7.75%, 02/01/19 (Call 08/31/15)	15	15,375
Bombardier Inc.
4.75%, 04/15/19[c]	50	45,125
5.50%, 09/15/18[c]	55	51,700
Eaton Corp.
1.50%, 11/02/17	75	74,816
General Electric Co.
5.25%, 12/06/17	325	353,308
Illinois Tool Works Inc.
0.90%, 02/25/17	50	49,844
Siemens Financieringsmaatschappij NV
1.45%, 05/25/18[c]	250	248,732
SPX Corp.
6.88%, 09/01/17	50	53,687
Tyco Electronics Group SA
2.38%, 12/17/18 (Call 11/17/18)	60	60,505

		1,053,166
MEDIA — 0.99%
21st Century Fox America Inc.
6.90%, 03/01/19	200	231,900
Cablevision Systems Corp.
7.75%, 04/15/18	75	81,094
8.00%, 04/15/20	50	54,500
CBS Corp.
1.95%, 07/01/17	100	100,449
CCO Holdings LLC/CCO Holdings Capital Corp.
7.00%, 01/15/19 (Call 08/31/15)	43	44,666
CCO Safari II LLC
3.58%, 07/23/20 (Call 06/23/20)[c]	285	285,983
Clear Channel Worldwide Holdings Inc. Series B
7.63%, 03/15/20 (Call 08/31/15)	50	52,531
Comcast Corp.
5.70%, 05/15/18[b]	450	499,603
5.70%, 07/01/19	50	56,749
6.30%, 11/15/17	50	55,426
Cox Communications Inc.
9.38%, 01/15/19[c]	50	60,377
Cumulus Media Holdings Inc.
7.75%, 05/01/19 (Call 08/31/15)[b]	25	21,906
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
2.40%, 03/15/17	50	50,549
5.20%, 03/15/20	100	109,779
5.88%, 10/01/19	100	111,834
DISH DBS Corp.
4.25%, 04/01/18[b]	100	101,750
7.88%, 09/01/19[b]	100	111,875
Historic TW Inc.
6.88%, 06/15/18	25	28,468
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 08/31/15)[b]	100	96,125
10.00%, 01/15/18 (Call 07/15/16)	50	40,000

80

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2015

Security	Principal (000s)	Value

Numericable-SFR SAS
4.88%, 05/15/19 (Call 05/15/16)[b,c]	$200	$203,000
Sirius XM Radio Inc.
4.25%, 05/15/20 (Call 05/15/16)[c]	50	49,813
Starz LLC/Starz Finance Corp.
5.00%, 09/15/19 (Call 09/15/15)	25	25,438
TEGNA Inc.
5.13%, 10/15/19 (Call 10/15/16)	25	26,063
Thomson Reuters Corp.
1.65%, 09/29/17[b]	350	349,548
Time Warner Cable Inc.
5.85%, 05/01/17	50	53,149
8.25%, 04/01/19	100	117,934
8.75%, 02/14/19[b]	50	59,499
Time Warner Inc.
2.10%, 06/01/19	300	297,894
Viacom Inc.
2.50%, 09/01/18	50	50,311
2.75%, 12/15/19 (Call 11/11/19)	25	24,906
Walt Disney Co. (The)
1.10%, 12/01/17	75	74,723
1.13%, 02/15/17	100	100,327
1.35%, 08/16/16	150	151,071
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 08/31/15)	50	52,947

		3,832,187
METAL FABRICATE & HARDWARE — 0.09%
JMC Steel Group Inc.
8.25%, 03/15/18 (Call 08/31/15)[c]	50	44,375
Precision Castparts Corp.
2.25%, 06/15/20 (Call 05/15/20)	100	99,806
TMK OAO Via TMK Capital SA
6.75%, 04/03/20[d]	200	174,000
Wise Metals Group LLC/Wise Alloys Finance Corp.
8.75%, 12/15/18 (Call 06/15/16)[b,c]	25	25,570

		343,751
MINING — 0.54%
Alcoa Inc.
5.72%, 02/23/19[b]	100	106,500
Aleris International Inc.
7.63%, 02/15/18 (Call 08/31/15)	50	50,431
Anglo American Capital PLC
3.63%, 05/14/20[c]	200	194,286
Barminco Finance Pty Ltd.
9.00%, 06/01/18[c]	25	22,563
Barrick Gold Corp.
6.95%, 04/01/19	150	168,522
BHP Billiton Finance USA Ltd.
1.63%, 02/24/17	250	251,599
6.50%, 04/01/19	75	86,178
First Quantum Minerals Ltd.
6.75%, 02/15/20 (Call 02/15/17)[c]	50	38,500
FMG Resources August 2006 Pty Ltd.
8.25%, 11/01/19 (Call 11/01/15)[b,c]	75	54,562
Freeport-McMoRan Inc.
2.38%, 03/15/18	50	46,500
Glencore Finance Canada Ltd.
2.70%, 10/25/17[c]	250	250,016

Security	Principal (000s)	Value

Novelis Inc.
8.38%, 12/15/17 (Call 08/31/15)[b]	$50	$51,750
Rio Tinto Finance USA PLC
1.63%, 08/21/17 (Call 07/21/17)	425	423,412
2.25%, 12/14/18 (Call 11/14/18)	100	99,872
Teck Resources Ltd.
2.50%, 02/01/18	25	22,750
Thompson Creek Metals Co. Inc.
7.38%, 06/01/18 (Call 08/31/15)	25	18,188
Vedanta Resources PLC
6.00%, 01/31/19[d]	200	186,112

		2,071,741
OFFICE & BUSINESS EQUIPMENT — 0.07%
Pitney Bowes Inc.
5.75%, 09/15/17	200	214,807
Xerox Corp.
2.75%, 03/15/19[b]	50	50,530
2.95%, 03/15/17	20	20,391

		285,728
OIL & GAS — 2.63%
American Energy-Permian Basin LLC/AEPB Finance Corp.
8.00%, 06/15/20 (Call 06/15/17)[c]	25	23,688
Anadarko Petroleum Corp.
6.38%, 09/15/17	75	81,929
8.70%, 03/15/19	50	60,107
Apache Corp.
1.75%, 04/15/17	50	50,074
BP Capital Markets PLC
1.38%, 11/06/17	350	348,944
1.38%, 05/10/18	25	24,788
1.85%, 05/05/17	25	25,223
2.24%, 05/10/19	200	201,190
California Resources Corp.
5.00%, 01/15/20 (Call 12/15/19)[b]	25	21,438
Canadian Natural Resources Ltd.
1.75%, 01/15/18	250	246,797
5.70%, 05/15/17	20	21,289
Canbriam Energy Inc.
9.75%, 11/15/19 (Call 05/15/17)[c]	50	50,500
Chesapeake Energy Corp.
7.25%, 12/15/18[b]	100	94,750
Chevron Corp.
1.37%, 03/02/18	25	24,953
1.72%, 06/24/18 (Call 05/24/18)	100	100,545
1.96%, 03/03/20 (Call 02/03/20)[b]	100	99,126
2.19%, 11/15/19 (Call 10/15/19)	250	251,010
Citgo Holding Inc.
10.75%, 02/15/20[d]	100	102,250
Clayton Williams Energy Inc.
7.75%, 04/01/19 (Call 08/31/15)[b]	50	44,375
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18	200	197,547
CNPC General Capital Ltd.
1.95%, 04/16/18[d]	200	198,826
Comstock Resources Inc.
10.00%, 03/15/20 (Call 03/15/16)[c]	25	22,063
ConocoPhillips
5.75%, 02/01/19	50	56,322

81

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2015

Security	Principal (000s)	Value

ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	$250	$247,613
Devon Energy Corp.
2.25%, 12/15/18 (Call 11/15/18)	150	149,808
Ecopetrol SA
7.63%, 07/23/19[b]	200	230,000
Energy XXI Gulf Coast Inc.
7.75%, 06/15/19 (Call 08/31/15)	25	6,250
11.00%, 03/15/20 (Call 09/15/17)[b,c]	50	37,750
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	100	100,683
EP Energy LLC/Everest Acquisition Finance Inc.
9.38%, 05/01/20 (Call 05/01/16)	100	103,250
EPL Oil & Gas Inc.
8.25%, 02/15/18 (Call 08/31/15)[b]	50	24,250
EQT Corp.
8.13%, 06/01/19	50	59,028
EV Energy Partners LP/EV Energy Finance Corp.
8.00%, 04/15/19 (Call 08/31/15)	100	87,750
EXCO Resources Inc.
7.50%, 09/15/18 (Call 08/31/15)[b]	50	22,500
Exxon Mobil Corp.
0.92%, 03/15/17[b]	100	99,808
1.91%, 03/06/20 (Call 02/06/20)[b]	150	148,821
Gazprom OAO Via Gaz Capital SA
9.25%, 04/23/19[d]	200	223,008
Halcon Resources Corp.
8.63%, 02/01/20 (Call 02/01/17)[b,c]	50	47,750
Hess Corp.
8.13%, 02/15/19[b]	50	58,649
KazMunaiGaz Finance Sub BV
9.13%, 07/02/18[d]	100	112,895
Korea National Oil Corp.
2.75%, 01/23/19[d]	200	203,153
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (Call 11/01/15)	75	45,422
6.50%, 05/15/19 (Call 08/31/15)	100	61,500
8.63%, 04/15/20 (Call 08/31/15)	50	30,750
LUKOIL International Finance BV
3.42%, 04/24/18[d]	200	192,317
7.25%, 11/05/19[d]	100	106,000
Marathon Oil Corp.
5.90%, 03/15/18	150	163,704
6.00%, 10/01/17	50	54,151
Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC
10.00%, 06/01/20 (Call 06/01/17)[b,c]	25	21,938
Nabors Industries Inc.
6.15%, 02/15/18	25	26,791
Noble Holding International Ltd.
4.00%, 03/16/18	100	99,653
Northern Oil and Gas Inc.
8.00%, 06/01/20 (Call 06/01/16)[b]	25	22,000
Occidental Petroleum Corp.
1.75%, 02/15/17	70	70,574
Ocean Rig UDW Inc.
7.25%, 04/01/19 (Call 04/01/17)[c]	150	94,500
Offshore Group Investment Ltd.
7.50%, 11/01/19 (Call 11/01/15)	50	26,750
Pacific Rubiales Energy Corp.
5.38%, 01/26/19 (Call 01/26/17)[d]	100	71,000
Penn Virginia Corp.
8.50%, 05/01/20 (Call 05/01/17)[b]	50	23,500

Security	Principal (000s)	Value

Petrobras Global Finance BV
2.43%, 01/15/19[a]	$75	$68,070
3.00%, 01/15/19	150	136,612
3.25%, 03/17/17	100	97,504
3.50%, 02/06/17[b]	40	39,214
4.88%, 03/17/20	50	46,337
5.75%, 01/20/20	75	72,307
5.88%, 03/01/18	50	50,336
6.13%, 10/06/16	75	76,544
7.88%, 03/15/19[b]	100	104,717
Petroleos de Venezuela SA
5.25%, 04/12/17[d]	150	72,345
8.50%, 11/02/17[d]	50	34,075
Series 2016
5.13%, 10/28/16	200	126,000
Petroleos Mexicanos
3.50%, 07/18/18	150	154,312
5.75%, 03/01/18	25	27,125
8.00%, 05/03/19	200	235,000
Petronas Capital Ltd.
5.25%, 08/12/19[c]	100	110,708
Petronas Global Sukuk Ltd.
2.71%, 03/18/20[d]	200	198,898
PetroQuest Energy Inc.
10.00%, 09/01/17 (Call 08/31/15)	50	45,250
Phillips 66
2.95%, 05/01/17	270	276,211
Pride International Inc.
8.50%, 06/15/19	50	58,009
SandRidge Energy Inc.
8.75%, 06/01/20 (Call 06/01/17)[c]	25	19,375
Seven Generations Energy Ltd.
8.25%, 05/15/20 (Call 05/15/16)[c]	50	51,250
Seventy Seven Operating LLC
6.63%, 11/15/19 (Call 11/15/15)	25	18,188
Shell International Finance BV
1.13%, 08/21/17	75	74,794
2.00%, 11/15/18[b]	525	530,192
Sinopec Group Overseas Development 2014 Ltd.
1.75%, 04/10/17[d]	200	199,965
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20[d]	200	196,857
Statoil ASA
1.80%, 11/23/16[b]	200	202,364
2.25%, 11/08/19	200	201,363
3.13%, 08/17/17	32	33,134
Suncor Energy Inc.
6.10%, 06/01/18	125	138,536
Talisman Energy Inc.
7.75%, 06/01/19	50	57,091
Total Capital International SA
1.00%, 08/12/16[b]	200	200,593
2.10%, 06/19/19[b]	200	200,802
Transocean Inc.
5.55%, 12/15/16	70	70,700
6.00%, 03/15/18[b]	175	168,000
Ultra Petroleum Corp.
5.75%, 12/15/18 (Call 12/15/15)[c]	50	44,750
Valero Energy Corp.
9.38%, 03/15/19	50	61,456
Vanguard Natural Resources LLC/VNR Finance Corp.
7.88%, 04/01/20 (Call 04/01/16)	25	22,321
W&T Offshore Inc.
8.50%, 06/15/19 (Call 08/31/15)	25	15,188

82

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2015

Security	Principal (000s)	Value

Whiting Canadian Holding Co. ULC
8.13%, 12/01/19 (Call 12/01/15)	$50	$51,562
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)	50	48,000
WPX Energy Inc.
7.50%, 08/01/20 (Call 07/01/20)	50	50,750
YPF SA
8.88%, 12/19/18[d]	50	52,000

		10,160,055
OIL & GAS SERVICES — 0.11%
Basic Energy Services Inc.
7.75%, 02/15/19 (Call 08/31/15)[b]	100	74,750
Cameron International Corp.
1.15%, 12/15/16	50	49,621
Halliburton Co.
2.00%, 08/01/18 (Call 07/01/18)[b]	100	100,881
PHI Inc.
5.25%, 03/15/19 (Call 03/15/16)	25	22,687
Weatherford International LLC
6.35%, 06/15/17	125	130,792
Weatherford International Ltd./Bermuda
9.63%, 03/01/19[b]	50	56,549

		435,280
PACKAGING & CONTAINERS — 0.09%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
6.25%, 01/31/19 (Call 01/31/16)[b,c]	200	205,500
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer Inc.
6.00%, 06/15/17 (Call 06/15/16)[c]	100	99,500
PaperWorks Industries Inc.
9.50%, 08/15/19 (Call 08/15/16)[c]	30	30,300

		335,300
PHARMACEUTICALS — 1.03%
Abbott Laboratories
2.00%, 03/15/20[b]	90	89,244
AbbVie Inc.
1.75%, 11/06/17[b]	75	74,998
2.00%, 11/06/18	150	149,343
2.50%, 05/14/20 (Call 04/14/20)	270	267,322
Actavis Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	315	314,967
Actavis Inc.
1.88%, 10/01/17	25	24,902
AstraZeneca PLC
5.90%, 09/15/17	600	657,036
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)[c]	65	64,919
Cardinal Health Inc.
1.70%, 03/15/18	25	24,930
1.95%, 06/15/18	35	35,030
Eli Lilly & Co.
1.95%, 03/15/19	25	25,120
EMD Finance LLC
2.40%, 03/19/20 (Call 02/19/20)[c]	100	99,714
Express Scripts Holding Co.
2.25%, 06/15/19	200	198,295
2.65%, 02/15/17	25	25,412

Security	Principal (000s)	Value

Forest Laboratories LLC
4.38%, 02/01/19[c]	$50	$52,886
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	200	201,149
JLL/Delta Dutch Pledgeco BV
8.75%, 05/01/20 (Call 05/01/16)[c,e]	50	51,563
Johnson & Johnson
1.13%, 11/21/17	100	99,805
1.65%, 12/05/18[b]	50	50,147
McKesson Corp.
1.29%, 03/10/17[b]	50	49,866
1.40%, 03/15/18	200	197,760
Merck & Co. Inc.
1.30%, 05/18/18	175	174,285
1.85%, 02/10/20[b]	100	99,431
NBTY Inc.
9.00%, 10/01/18 (Call 08/31/15)	100	103,000
Novartis Securities Investment Ltd.
5.13%, 02/10/19	50	55,487
Pfizer Inc.
0.90%, 01/15/17	400	399,649
2.10%, 05/15/19[b]	50	50,469
6.20%, 03/15/19[b]	100	114,256
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (Call 03/15/17)[c]	100	102,750
6.75%, 08/15/18 (Call 08/31/15)[c]	100	105,062

		3,958,797
PIPELINES — 0.57%
Buckeye Partners LP
2.65%, 11/15/18 (Call 10/15/18)	25	24,429
Columbia Pipeline Group Inc.
2.45%, 06/01/18[c]	200	200,599
DCP Midstream Operating LP
2.70%, 04/01/19 (Call 03/01/19)	150	134,288
Energy Transfer Partners LP
6.70%, 07/01/18	100	110,435
9.70%, 03/15/19	100	121,515
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	100	99,951
6.50%, 01/31/19	100	113,992
Series L
6.30%, 09/15/17	25	27,425
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	200	215,899
Kinder Morgan Finance Co. LLC
6.00%, 01/15/18[c]	50	53,917
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	200	197,260
NGPL PipeCo LLC
9.63%, 06/01/19 (Call 08/31/15)[b,c]	50	50,000
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp.
6.50%, 04/01/19 (Call 10/01/16)[b]	50	46,250
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	25	24,680
3.20%, 09/15/18 (Call 08/15/18)[b]	25	25,152
8.63%, 03/01/19	50	58,756
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	100	97,916
Plains All American Pipeline LP/PAA Finance Corp.
6.13%, 01/15/17	100	106,243

83

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2015

Security	Principal (000s)	Value

Rockies Express Pipeline LLC
6.85%, 07/15/18[b,c]	$50	$52,500
Southern Natural Gas Co. LLC
5.90%, 04/01/17[c]	50	52,958
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (Call 09/15/19)[b,c]	50	51,750
TransCanada PipeLines Ltd.
1.88%, 01/12/18	100	100,443
Williams Partners LP
5.25%, 03/15/20	150	162,492
Williams Partners LP/Williams Partners Finance Corp.
7.25%, 02/01/17	75	80,604

		2,209,454
REAL ESTATE — 0.38%
Agile Property Holdings Ltd.
8.38%, 02/18/19 (Call 02/18/17)[d]	200	199,978
China Resources Land Ltd.
4.38%, 02/27/19[d]	200	207,217
Country Garden Holdings Co. Ltd.
7.50%, 03/09/20 (Call 03/09/18)[d]	200	208,056
Evergrande Real Estate Group Ltd.
8.75%, 10/30/18 (Call 10/30/16)[d]	200	192,000
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[c]	50	50,375
Scentre Group Trust 1/Scentre Group Trust 2
2.38%, 11/05/19 (Call 10/05/19)[b,c]	100	99,953
Shui On Development Holding Ltd.
8.70%, 05/19/18[d]	300	307,059
Sun Hung Kai Properties Capital Market Ltd.
3.38%, 02/25/24 (Call 02/25/19)[a,d]	200	202,307

		1,466,945
REAL ESTATE INVESTMENT TRUSTS — 0.43%
American Tower Corp.
3.40%, 02/15/19[b]	150	153,561
ARC Properties Operating Partnership LP
2.00%, 02/06/17	50	48,938
3.00%, 02/06/19 (Call 01/06/19)	50	47,794
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	50	52,586
ERP Operating LP
2.38%, 07/01/19 (Call 06/01/19)	100	100,376
5.38%, 08/01/16	50	52,140
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	100	99,090
3.75%, 02/01/19 (Call 11/01/18)	50	51,953
6.00%, 01/30/17	50	53,195
Health Care REIT Inc.
4.13%, 04/01/19 (Call 01/01/19)	100	105,653
iStar Financial Inc.
4.00%, 11/01/17 (Call 08/01/17)	50	49,125
5.00%, 07/01/19 (Call 07/01/16)[b]	50	49,066
Kimco Realty Corp.
5.70%, 05/01/17	50	53,558
Mack-Cali Realty LP
7.75%, 08/15/19	150	172,339
Prologis LP
2.75%, 02/15/19 (Call 01/15/19)[b]	100	101,447
Select Income REIT
2.85%, 02/01/18 (Call 01/01/18)	100	100,725

Security	Principal (000s)	Value

Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	$150	$152,265
2.20%, 02/01/19 (Call 11/01/18)	150	151,452
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	50	50,192

		1,645,455
RETAIL — 0.58%
AutoZone Inc.
1.30%, 01/13/17	25	24,996
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 08/31/15)[c]	50	43,313
Costco Wholesale Corp.
1.13%, 12/15/17	25	24,892
1.70%, 12/15/19[b]	350	346,464
CVS Health Corp.
2.25%, 12/05/18 (Call 11/05/18)[b]	100	101,072
2.80%, 07/20/20 (Call 06/20/20)	250	252,259
5.75%, 06/01/17	9	9,692
Darden Restaurants Inc.
6.45%, 10/15/17	50	53,918
Dollar Tree Inc.
5.25%, 03/01/20 (Call 03/01/17)[c]	50	52,750
Guitar Center Inc.
6.50%, 04/15/19 (Call 04/15/16)[c]	25	22,688
Home Depot Inc. (The)
2.25%, 09/10/18 (Call 08/10/18)	50	51,121
JC Penney Corp. Inc.
8.13%, 10/01/19[b]	100	99,500
Jo-Ann Stores LLC
8.13%, 03/15/19 (Call 08/31/15)[c]	25	23,625
L Brands Inc.
6.90%, 07/15/17	100	109,125
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	25	25,206
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)	100	98,995
Petco Holdings Inc.
8.50%, 10/15/17 (Call 08/31/15)[c,e]	100	102,687
Rite Aid Corp.
9.25%, 03/15/20 (Call 03/15/16)	50	54,322
Sears Holdings Corp.
6.63%, 10/15/18	50	48,000
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	75	75,855
Target Corp.
2.30%, 06/26/19	100	101,641
5.38%, 05/01/17	100	107,459
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 08/31/15)[b]	50	49,750
Wal-Mart Stores Inc.
1.95%, 12/15/18	125	126,597
5.80%, 02/15/18	50	55,615
Walgreen Co.
1.80%, 09/15/17	25	25,424
5.25%, 01/15/19	50	54,712
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	100	100,269

		2,241,947

84

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2015

Security	Principal (000s)	Value

SAVINGS & LOANS — 0.09%
Santander Holdings USA Inc./PA
3.45%, 08/27/18 (Call 07/27/18)	$325	$332,996

		332,996
SEMICONDUCTORS — 0.31%
Advanced Micro Devices Inc.
6.75%, 03/01/19	100	72,750
Altera Corp.
2.50%, 11/15/18	100	101,713
Intel Corp.
1.35%, 12/15/17	100	99,905
1.95%, 10/01/16	25	25,344
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	50	49,844
NXP BV/NXP Funding LLC
3.75%, 06/01/18[c]	400	405,000
Texas Instruments Inc.
1.65%, 08/03/19	450	444,960

		1,199,516
SOFTWARE — 0.15%
BMC Software Inc.
7.25%, 06/01/18	50	43,750
First Data Corp.
7.38%, 06/15/19 (Call 08/31/15)[c]	20	20,862
Microsoft Corp.
1.63%, 12/06/18	100	100,702
1.85%, 02/12/20 (Call 01/12/20)	100	99,992
Oracle Corp.
1.20%, 10/15/17	75	74,820
5.00%, 07/08/19	125	139,015
5.75%, 04/15/18	100	111,057

		590,198
TELECOMMUNICATIONS — 1.36%
America Movil SAB de CV
2.38%, 09/08/16	200	202,630
AT&T Inc.
1.60%, 02/15/17	50	50,128
1.70%, 06/01/17	25	25,062
2.30%, 03/11/19[b]	425	425,993
5.50%, 02/01/18	325	353,940
Avaya Inc.
7.00%, 04/01/19 (Call 08/31/15)[c]	50	48,250
CenturyLink Inc.
6.15%, 09/15/19	50	53,375
Series V
5.63%, 04/01/20	50	51,058
Cisco Systems Inc.
1.10%, 03/03/17	350	350,931
2.45%, 06/15/20[b]	200	201,723
4.45%, 01/15/20	100	109,624
4.95%, 02/15/19	100	110,455
CommScope Inc.
4.38%, 06/15/20 (Call 06/15/17)[b,c]	50	50,313
Deutsche Telekom International Finance BV
6.00%, 07/08/19	100	114,081

Security	Principal (000s)	Value

Frontier Communications Corp.
7.13%, 03/15/19	$25	$25,563
8.25%, 04/15/17[b]	50	53,750
8.50%, 04/15/20[b]	100	103,500
Harris Corp.
2.00%, 04/27/18	25	24,775
HC2 Holdings Inc.
11.00%, 12/01/19 (Call 12/01/16)[c]	25	25,281
Hughes Satellite Systems Corp.
6.50%, 06/15/19	90	98,764
Intelsat Jackson Holdings SA
7.25%, 04/01/19 (Call 08/31/15)	100	99,125
Level 3 Financing Inc.
7.00%, 06/01/20 (Call 06/01/16)[b]	50	52,750
Ooredoo Tamweel Ltd.
3.04%, 12/03/18[d]	200	206,000
Orange SA
5.38%, 07/08/19	50	55,610
Rogers Communications Inc.
6.80%, 08/15/18	25	28,371
SBA Communications Corp.
5.63%, 10/01/19 (Call 10/01/16)[b]	50	52,375
SoftBank Group Corp.
4.50%, 04/15/20[b,c]	200	200,750
Sprint Capital Corp.
6.90%, 05/01/19	75	73,500
Sprint Communications Inc.
8.38%, 08/15/17	100	105,750
9.00%, 11/15/18[b,c]	150	168,000
Syniverse Holdings Inc.
9.13%, 01/15/19 (Call 08/31/15)	25	21,938
T-Mobile USA Inc.
5.25%, 09/01/18 (Call 09/01/15)	100	102,500
6.46%, 04/28/19 (Call 08/11/15)	50	51,562
Telecom Italia Capital SA
7.00%, 06/04/18	50	55,000
7.18%, 06/18/19	50	56,376
Telefonica Emisiones SAU
6.22%, 07/03/17	75	81,220
Verizon Communications Inc.
1.35%, 06/09/17	150	149,669
2.63%, 02/21/20[b]	300	299,780
3.65%, 09/14/18	125	131,247
6.35%, 04/01/19	100	114,190
Vodafone Group PLC
1.25%, 09/26/17[b]	45	44,422
1.50%, 02/19/18	200	197,087
4.63%, 07/15/18	100	106,342
Wind Acquisition Finance SA
4.75%, 07/15/20 (Call 07/15/16)[b,c]	200	204,500
Windstream Services LLC
7.88%, 11/01/17	100	101,250

		5,238,510
TEXTILES — 0.01%
INVISTA Finance LLC
4.25%, 10/15/19[c]	50	49,000

		49,000
TRANSPORTATION — 0.35%
Burlington Northern Santa Fe LLC
5.75%, 03/15/18	100	110,371

85

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2015

Security	Principal (000s)	Value

Canadian Pacific Railway Co.
7.25%, 05/15/19	$100	$117,214
CSX Corp.
6.25%, 03/15/18	100	111,593
FedEx Corp.
2.30%, 02/01/20	100	99,188
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 05/01/16)[c]	50	50,500
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
8.13%, 02/15/19 (Call 08/31/15)	25	19,750
Network Rail Infrastructure Finance PLC
1.75%, 01/24/19[c]	200	202,871
Russian Railways via RZD Capital PLC
5.74%, 04/03/17[d]	100	102,524
Ryder System Inc.
2.45%, 11/15/18 (Call 10/15/18)	50	50,401
2.50%, 03/01/17 (Call 02/01/17)	170	172,612
Union Pacific Corp.
2.25%, 06/19/20 (Call 05/19/20)	100	100,172
United Parcel Service Inc.
5.50%, 01/15/18	100	110,017
XPO Logistics Inc.
7.88%, 09/01/19 (Call 09/01/16)[c]	100	106,875

		1,354,088

TRUCKING & LEASING — 0.08%
GATX Corp.
2.50%, 03/15/19	50	49,841
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.75%, 05/11/17[b,c]	250	258,250

		308,091

TOTAL CORPORATE BONDS & NOTES
(Cost: $127,872,655)		126,936,677

FOREIGN GOVERNMENT OBLIGATIONS[g] — 7.08%

ARGENTINA — 0.01%
Argentine Republic Government International Bond
8.75%, 06/02/17	25	24,127

		24,127
BRAZIL — 0.13%
Banco Nacional de Desenvolvimento Economico e Social
4.00%, 04/14/19[d]	200	199,200
Brazilian Government International Bond
5.88%, 01/15/19	200	217,500
8.00%, 01/15/18	83	90,625

		507,325
CANADA — 0.70%
Canada Government International Bond
0.88%, 02/14/17	35	35,131
1.13%, 03/19/18	250	250,989
1.63%, 02/27/19	150	151,706
Export Development Canada
0.75%, 12/15/17[b]	375	373,301
1.25%, 10/26/16	100	100,772

Security	Principal (000s)	Value

Province of Alberta Canada
1.00%, 06/21/17[c]	$150	$150,293
Province of British Columbia Canada
1.20%, 04/25/17	25	25,203
Province of Manitoba Canada
1.75%, 05/30/19[b]	150	151,264
4.90%, 12/06/16	50	52,740
Province of Ontario Canada
1.20%, 02/14/18	35	35,011
1.65%, 09/27/19[b]	350	348,788
2.00%, 01/30/19	550	558,239
Province of Quebec Canada
5.13%, 11/14/16	432	456,170

		2,689,607
CAYMAN ISLANDS — 0.05%
IPIC GMTN Ltd.
3.75%, 03/01/17[c]	200	207,250

		207,250
COLOMBIA — 0.06%
Colombia Government International Bond
7.38%, 01/27/17[b]	200	216,200

		216,200
CROATIA — 0.03%
Croatia Government International Bond
6.75%, 11/05/19[d]	100	110,000

		110,000
DENMARK — 0.05%
Kommunekredit
1.13%, 03/15/18[d]	200	200,020

		200,020
ECUADOR — 0.05%
Ecuador Government International Bond
10.50%, 03/24/20[d]	200	191,000

		191,000
FINLAND — 0.10%
Finland Government International Bond
1.75%, 09/10/19[c]	200	202,113
Municipality Finance PLC
1.13%, 04/17/18[c]	200	199,862

		401,975
FRANCE — 0.18%
Caisse d’Amortissement de la Dette Sociale
1.25%, 03/12/18[c]	200	200,551
2.13%, 04/12/17[b,c]	500	510,905

		711,456

86

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2015

Security	Principal (000s)	Value

GERMANY — 0.10%
FMS Wertmanagement AoeR
1.63%, 11/20/18	$200	$202,237
1.75%, 03/17/20	200	200,862

		403,099
HUNGARY — 0.08%
Hungary Government International Bond
4.00%, 03/25/19	300	312,000

		312,000
INDONESIA — 0.09%
Indonesia Government International Bond
11.63%, 03/04/19[d]	100	130,250
Perusahaan Penerbit SBSN Indonesia III
6.13%, 03/15/19[d]	200	222,750

		353,000
ISRAEL — 0.03%
Israel Government International Bond
5.13%, 03/26/19	100	112,625

		112,625
ITALY — 0.18%
Italy Government International Bond
5.25%, 09/20/16	500	521,230
5.38%, 06/12/17	150	160,852

		682,082
JAPAN — 0.37%
Development Bank of Japan Inc.
5.13%, 02/01/17	500	531,139
Japan Bank for International Cooperation/Japan
1.75%, 07/31/18	900	910,453

		1,441,592
JERSEY — 0.05%
IDB Trust Services Ltd.
Series 019
2.11%, 09/25/19[d]	200	201,500

		201,500
LEBANON — 0.11%
Lebanon Government International Bond
5.50%, 04/23/19	100	102,020
9.00%, 03/20/17	300	322,740

		424,760
LITHUANIA — 0.03%
Lithuania Government International Bond
7.38%, 02/11/20[d]	100	119,580

		119,580
MEXICO — 0.10%
Mexico Government International Bond
5.13%, 01/15/20	200	220,800

Security	Principal (000s)	Value

5.63%, 01/15/17[b]	$100	$106,150
11.38%, 09/15/16	50	56,000

		382,950
MONGOLIA — 0.05%
Mongolia Government International Bond
4.13%, 01/05/18[d]	200	188,000

		188,000
NETHERLANDS — 0.05%
Netherlands Government Bond
1.00%, 02/24/17[c]	200	200,775

		200,775
NORWAY — 0.11%
Kommunalbanken AS
1.38%, 06/08/17[c]	200	201,933
2.13%, 03/15/19[c]	200	204,783

		406,716
PAKISTAN — 0.05%
Pakistan Government International Bond
6.75%, 12/03/19[d]	200	204,671

		204,671
PANAMA — 0.03%
Panama Government International Bond
5.20%, 01/30/20	100	110,100

		110,100
PHILIPPINES — 0.14%
Philippine Government International Bond
8.38%, 06/17/19	325	400,156
9.38%, 01/18/17	125	139,688

		539,844
POLAND — 0.06%
Poland Government International Bond
6.38%, 07/15/19	200	231,250

		231,250
QATAR — 0.11%
Qatar Government International Bond
5.25%, 01/20/20[c]	200	225,750
SoQ Sukuk A Q.S.C
2.10%, 01/18/18[d]	200	203,250

		429,000
RUSSIA — 0.18%
Russian Foreign Bond — Eurobond
3.50%, 01/16/19[d]	200	197,500
11.00%, 07/24/18[d]	400	481,706

		679,206

87

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2015

Security	Principal (000s)	Value

SERBIA — 0.05%
Republic of Serbia
4.88%, 02/25/20[d]	$200	$201,750

		201,750
SOUTH AFRICA — 0.10%
South Africa Government International Bond
5.50%, 03/09/20[b]	100	108,750
6.88%, 05/27/19	250	285,050

		393,800
SOUTH KOREA — 0.08%
Export-Import Bank of Korea
2.88%, 09/17/18	200	205,658
Republic of Korea
7.13%, 04/16/19	100	118,664

		324,322
SRI LANKA — 0.05%
Sri Lanka Government International Bond
6.00%, 01/14/19[d]	200	205,500

		205,500
SUPRANATIONAL — 2.81%
African Development Bank
1.13%, 03/15/17[b]	250	251,645
Asian Development Bank
1.13%, 03/15/17	85	85,572
1.13%, 06/05/18	200	200,379
1.50%, 09/28/18	350	353,538
1.88%, 04/12/19	250	254,550
Council of Europe Development Bank
1.13%, 05/31/18	100	99,981
1.25%, 09/22/16	50	50,343
1.50%, 06/19/17	32	32,389
1.75%, 11/14/19[b]	350	352,349
European Bank for Reconstruction & Development
0.75%, 09/01/17[b]	250	249,414
1.63%, 11/15/18[b]	100	101,081
1.75%, 06/14/19	350	353,571
European Investment Bank
0.50%, 08/15/16	1,325	1,324,362
1.00%, 12/15/17	320	320,078
1.00%, 03/15/18	100	99,892
1.00%, 06/15/18	725	722,214
1.13%, 09/15/17	150	150,690
1.38%, 06/15/20	200	197,094
1.63%, 06/15/17[b]	70	71,052
1.63%, 03/16/20[b]	600	599,931
1.75%, 03/15/17	550	559,284
1.75%, 06/17/19	100	101,022
Inter-American Development Bank
0.88%, 11/15/16	300	300,867
1.38%, 10/18/16[b]	650	655,970
1.75%, 10/15/19	100	100,923
1.88%, 06/16/20	400	404,422
4.25%, 09/10/18	75	81,953

Security	Principal (000s)	Value

International Bank for Reconstruction & Development
0.75%, 12/15/16	$700	$700,910
0.88%, 04/17/17	250	250,744
1.88%, 03/15/19[b]	975	993,433
International Finance Corp.
0.63%, 12/21/17	40	39,705
1.13%, 11/23/16	150	150,914
1.75%, 09/16/19[b]	400	404,504
Nordic Investment Bank
1.13%, 03/19/18	200	200,558

		10,815,334
SWEDEN — 0.29%
Kommuninvest I Sverige AB
1.63%, 02/13/17[d]	250	253,307
Svensk Exportkredit AB
1.13%, 04/05/18	200	199,859
1.75%, 05/30/17	50	50,765
Sweden Government International Bond
1.00%, 02/27/18[c]	600	599,923

		1,103,854
TURKEY — 0.27%
Hazine Mustesarligi Varlik Kiralama AS
2.80%, 03/26/18[d]	600	597,828
Republic of Turkey
7.50%, 11/07/19	200	229,750
Turkey Government International Bond
7.00%, 09/26/16	100	106,225
7.00%, 03/11/19[b]	100	112,325

		1,046,128
UKRAINE — 0.06%
Financing of Infrastrucural Projects State Enterprise
9.00%, 12/07/17[d]	200	109,000
Ukraine Government International Bond
6.58%, 11/21/16[d]	100	57,952
6.75%, 11/14/17[d]	100	58,520

		225,472
UNITED KINGDOM — 0.07%
Bank of England Euro Note
1.25%, 03/16/18[b,c]	250	251,263

		251,263
VENEZUELA — 0.02%
Venezuela Government International Bond
7.00%, 12/01/18[d]	100	41,000
7.75%, 10/13/19[d]	75	27,750

		68,750

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $27,382,975)		27,317,883

88

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2015

Security	Principal (000s)	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 56.70%

MORTGAGE-BACKED SECURITIES — 7.19%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30	$1,889	$1,918,035
2.50%, 08/01/30[h]	2,620	2,657,663
2.53%, 02/01/45[a]	230	238,309
3.00%, 05/01/29	830	860,886
3.00%, 07/01/30	853	886,180
3.00%, 08/01/30[h]	1,560	1,617,038
3.50%, 08/01/30[h]	1,655	1,743,698
4.00%, 08/01/30[h]	700	733,031
4.50%, 08/01/30[h]	380	396,209
Federal National Mortgage Association
2.50%, 03/01/30	324	328,974
2.50%, 08/01/30[h]	4,573	4,641,595
2.57%, 12/01/44[a]	219	226,777
3.00%, 10/01/27	205	213,285
3.00%, 07/01/30	218	227,109
3.00%, 08/01/30[h]	3,942	4,090,441
3.50%, 08/01/30h	2,114	2,229,609
3.50%, 09/01/30	874	925,198
4.00%, 08/01/30[h]	1,415	1,483,981
4.50%, 08/01/30[h]	805	838,709
5.00%, 08/01/30[h]	525	546,000
Series 2014-M13, Class A2
3.02%, 08/25/24[a]	100	101,668
FHLMC Multifamily Structured Pass Through Certificates
Series K004, Class A1
3.41%, 05/25/19	52	54,184
Series K013, Class A2
3.97%, 01/25/21 (Call 01/11/21)[a]	50	54,707
Series K020, Class A2
2.37%, 05/25/22	100	100,231
Series K038, Class A1
2.60%, 10/25/23	94	97,187
Series K703, Class A2
2.70%, 05/25/18	500	517,405

		27,728,109
U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.92%
Federal Home Loan Banks
0.38%, 02/19/16	1,000	1,000,931
0.38%, 06/24/16[b]	600	600,019
0.50%, 11/20/15	300	300,269
0.63%, 12/28/16	300	300,263
1.00%, 06/21/17	175	175,942
Federal Home Loan Mortgage Corp.
0.50%, 05/13/16	1,550	1,551,586
0.88%, 10/14/16[b]	1,115	1,119,868
0.88%, 03/07/18	4,600	4,590,616
1.00%, 06/29/17	100	100,545
1.00%, 09/29/17	100	100,435
1.38%, 05/01/20[b]	2,000	1,977,186
Federal National Mortgage Association
0.38%, 07/05/16[b]	600	599,809
0.50%, 09/28/15	300	299,990
0.63%, 08/26/16	200	200,348
0.88%, 02/08/18	250	249,620
0.88%, 05/21/18	370	368,590
1.00%, 04/01/44[a]	714	745,495
1.63%, 01/21/20	1,100	1,102,872
1.75%, 06/20/19[b]	1,400	1,417,548
1.75%, 09/12/19	1,300	1,314,879
1.88%, 09/18/18	300	306,845
1.88%, 02/19/19	300	305,923

Security	Principal (000s)	Value

2.50%, 07/01/28	$2,291	$2,346,752
3.00%, 10/01/28	862	897,853
3.00%, 11/01/28	826	860,996

		22,835,180
U.S. GOVERNMENT OBLIGATIONS — 43.59%
U.S. Treasury Note/Bond
0.38%, 05/31/16	300	300,222
0.50%, 06/15/16	1,000	1,001,790
0.50%, 06/30/16[b]	4,400	4,407,568
0.50%, 11/30/16	7,500	7,502,176
0.50%, 07/31/17[b]	500	498,170
0.63%, 08/15/16[b]	1,520	1,523,678
0.63%, 10/15/16	500	501,170
0.63%, 11/15/16[b]	3,000	3,006,540
0.63%, 12/15/16	1,100	1,102,101
0.63%, 06/30/17[b]	5,500	5,496,260
0.63%, 08/31/17	2,000	1,996,200
0.63%, 09/30/17	1,000	997,530
0.63%, 04/30/18	150	148,780
0.75%, 06/30/17	800	801,488
0.75%, 10/31/17	100	99,957
0.75%, 12/31/17[b]	6,500	6,489,145
0.75%, 02/28/18	1,810	1,804,371
0.75%, 03/31/18[b]	225	224,104
0.75%, 04/15/18	2,500	2,489,150
0.88%, 09/15/16	1,300	1,306,656
0.88%, 11/30/16	700	703,647
0.88%, 12/31/16	500	502,635
0.88%, 05/15/17[b]	270	271,174
0.88%, 06/15/17	2,900	2,912,644
0.88%, 07/31/19[b]	700	687,596
1.00%, 09/30/16[b]	500	503,360
1.00%, 10/31/16	1,900	1,912,901
1.00%, 12/15/17[b]	5,200	5,224,024
1.00%, 03/15/18	5,000	5,014,950
1.00%, 05/31/18	1,100	1,101,661
1.00%, 06/30/19[b]	1,500	1,483,680
1.00%, 08/31/19	1,000	985,940
1.00%, 09/30/19	1,600	1,575,504
1.00%, 11/30/19	1,200	1,178,556
1.13%, 12/31/19	1,500	1,479,840
1.13%, 03/31/20	1,100	1,081,157
1.25%, 10/31/18	520	522,397
1.25%, 11/30/18	2,000	2,007,160
1.25%, 10/31/19[b]	600	596,736
1.25%, 02/29/20[b]	1,500	1,484,670
1.38%, 06/30/18[b]	6,920	7,000,203
1.38%, 07/31/18	500	505,415
1.38%, 11/30/18[b]	800	806,656
1.38%, 12/31/18	500	503,545
1.38%, 02/28/19	730	734,044
1.38%, 01/31/20	1,500	1,494,240
1.38%, 02/29/20	3,400	3,385,856
1.38%, 03/31/20	3,200	3,182,752
1.50%, 06/30/16	500	505,370
1.50%, 08/31/18[b]	1,180	1,196,190
1.50%, 12/31/18	500	505,540
1.50%, 01/31/19[b]	1,000	1,010,490
1.50%, 02/28/19[b]	600	605,946
1.50%, 05/31/19	500	503,965
1.50%, 11/30/19	3,800	3,815,048

89

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 1-5 YEAR USD BOND ETF

July 31, 2015

Security	Principal or Shares (000s)	Value

1.50%, 05/31/20	$1,500	$1,498,440
1.63%, 04/30/19	90	91,192
1.63%, 06/30/19	1,000	1,012,050
1.63%, 07/31/19	1,250	1,263,950
1.63%, 12/31/19	800	806,256
1.75%, 09/30/19	2,000	2,029,520
1.88%, 10/31/17	700	717,178
1.88%, 06/30/20	500	507,650
2.25%, 11/30/17[b]	400	413,400
2.25%, 07/31/18	2,750	2,851,337
2.38%, 07/31/17[b]	1,400	1,446,662
2.38%, 05/31/18	1,800	1,872,054
2.38%, 06/30/18	2,050	2,132,308
2.50%, 06/30/17	3,500	3,622,640
2.63%, 08/15/20	2,590	2,719,267
2.75%, 05/31/17[b]	750	778,672
2.75%, 02/28/18	3,965	4,155,360
3.00%, 02/28/17	150	155,747
3.13%, 04/30/17	1,000	1,043,530
3.13%, 05/15/19	130	138,888
3.25%, 07/31/16	1,000	1,028,460
3.25%, 12/31/16	17,000	17,656,540
3.25%, 03/31/17	150	156,633
3.38%, 11/15/19	1,200	1,297,932
3.63%, 08/15/19	1,000	1,089,710
3.63%, 02/15/20	1,800	1,970,028
4.25%, 11/15/17	2,000	2,157,100
4.63%, 02/15/17[b]	2,800	2,974,664
4.88%, 08/15/16	1,430	1,495,952
8.75%, 05/15/17	150	171,641
8.75%, 05/15/20	1,700	2,266,678
8.88%, 08/15/17[b]	6,500	7,571,850
9.13%, 05/15/18	250	306,405

		168,082,242

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $217,791,766)		218,645,531

SHORT-TERM INVESTMENTS — 27.49%

MONEY MARKET FUNDS — 27.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[f,i,j]	70,136	70,136,456
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[f,i,j]	7,924	7,923,755

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[f,i]	27,923	$27,922,830

		105,983,041

TOTAL SHORT-TERM INVESTMENTS
(Cost: $105,983,041)		105,983,041

TOTAL INVESTMENTS IN SECURITIES — 126.39%
(Cost: $487,526,243)		487,339,758
Other Assets, Less Liabilities — (26.39)%		(101,748,718)

NET ASSETS — 100.00%		$385,591,040

[a]	Variable rate security. Rate shown is as of report date.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Payment-in-kind (PIK) security. Income may be paid in cash or additional securities at the issuer’s discretion.
[f]	Affiliated issuer. See Note 2.
[g]	Investments are denominated in U.S. dollars.
[h]	To-be-announced (TBA). See Note 1.
[i]	The rate quoted is the annualized seven-day yield of the fund at period end.
[j]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

90

Schedule of Investments (Unaudited)

iSHARES® CORE GNMA BOND ETF

July 31, 2015

Security	Principal (000s)	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 97.89%

MORTGAGE-BACKED SECURITIES — 97.89%
Government National Mortgage Association
2.50%, 01/15/28	$18	$18,003
2.50%, 02/20/28	37	38,116
2.50%, 04/20/43	55	53,874
2.50%, 08/01/45[a]	400	391,000
3.00%, 07/15/27	34	35,594
3.00%, 09/15/27	36	37,757
3.00%, 12/20/27	138	144,249
3.00%, 09/15/42	16	16,627
3.00%, 10/15/42	140	143,025
3.00%, 09/20/43	3,254	3,329,647
3.00%, 08/20/44	1,983	2,029,179
3.00%, 08/01/45[a]	6,350	6,456,789
3.50%, 02/15/26	22	23,459
3.50%, 11/15/26	15	16,359
3.50%, 02/20/27	42	44,209
3.50%, 09/15/41	25	25,781
3.50%, 11/15/41	382	399,476
3.50%, 01/15/42	39	40,713
3.50%, 09/15/42	86	89,833
3.50%, 10/15/42	27	28,837
3.50%, 11/15/42	163	170,165
3.50%, 03/15/43	109	114,012
3.50%, 05/15/43	121	126,804
3.50%, 06/15/43	103	108,413
3.50%, 07/20/45	12,216	12,778,121
3.50%, 08/01/45[a]	4,950	5,168,430
4.00%, 03/20/26	15	16,220
4.00%, 07/20/26	13	13,642
4.00%, 02/15/41	35	37,605
4.00%, 03/15/41	37	39,759
4.00%, 04/15/41	152	163,898
4.00%, 05/15/41	27	29,019
4.00%, 12/15/41	47	50,345
4.00%, 01/15/42	30	32,710
4.00%, 02/15/42	109	117,405
4.00%, 03/15/42	188	201,931
4.00%, 05/15/42	39	41,966
4.00%, 08/15/42	51	54,676
4.00%, 09/20/42	901	959,588
4.00%, 04/15/44	288	306,621
4.00%, 05/15/44	312	331,877
4.00%, 08/20/44	196	208,034
4.00%, 10/20/44	2,271	2,413,150
4.00%, 01/20/45	1,718	1,824,352
4.00%, 08/01/45[a]	5,210	5,535,158
4.50%, 04/15/24	34	36,080
4.50%, 07/20/24	14	15,636
4.50%, 08/15/39	642	698,278
4.50%, 07/15/40	232	251,372
4.50%, 08/15/40	291	315,711
4.50%, 08/01/45[a]	6,487	7,000,451
5.00%, 07/15/39	127	140,433
5.00%, 07/20/42	634	704,100
5.00%, 08/01/45[a]	3,297	3,632,331

Security	Principal or Shares (000s)	Value

5.50%, 10/15/38	$88	$98,911
5.50%, 07/20/40	1,011	1,131,607
5.50%, 08/01/45[a]	280	313,950
6.00%, 09/20/38	107	121,495
6.00%, 08/01/45[a]	200	225,656

		58,892,439

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $58,423,754)		58,892,439

SHORT-TERM INVESTMENTS — 49.41%

MONEY MARKET FUNDS — 49.41%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,c]	29,730	29,729,964

		29,729,964

TOTAL SHORT-TERM INVESTMENTS
(Cost: $29,729,964)		29,729,964

TOTAL INVESTMENTS IN SECURITIES — 147.30%
(Cost: $88,153,718)		88,622,403
Other Assets, Less Liabilities — (47.30)%		(28,456,694)

NET ASSETS — 100.00%		$60,165,709

[a]	To-be-announced (TBA). See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

91

Schedule of Investments (Unaudited)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2015

Security	Principal (000s)	Value

ASSET-BACKED SECURITIES — 0.37%
Citibank Credit Card Issuance Trust
Series 2014-A1, Class A1
2.88%, 01/23/23	$500	$517,596
Series 2014-A8, Class A8
1.73%, 04/09/20	500	504,112
CarMax Auto Owner Trust
Series 2014-3, Class A3
1.16%, 06/17/19 (Call 05/15/18)	510	510,000

TOTAL ASSET-BACKED SECURITIES
(Cost: $1,533,656)		1,531,708

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.36%

MORTGAGE-BACKED SECURITIES — 1.36%
Banc of America Commercial Mortgage Trust
Series 2007-5, Class A4
5.49%, 02/10/51	853	897,817
Credit Suisse Commercial Mortgage Trust
Series 2007-C1, Class A3
5.38%, 02/15/40	972	1,010,586
Series 2007-C3, Class A4
5.70%, 06/15/39[a]	918	961,609
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class A5
4.08%, 02/15/47 (Call 02/11/24)	1,000	1,074,244
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/45[a]	75	80,804
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class A4
3.31%, 04/15/48	500	503,352
Series 2015-C23, Class A4
3.72%, 07/15/50	500	519,240
WFRBS Commercial Mortgage Trust
Series 2012-C10, Class A3
2.88%, 12/15/45	100	100,539
Series 2014-C21, Class A2
2.92%, 08/15/47	425	437,541

		5,585,732

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $5,650,227)		5,585,732

CORPORATE BONDS & NOTES — 34.20%

ADVERTISING — 0.03%
inVentiv Health Inc.
9.00%, 01/15/18 (Call 01/15/16)[b,c]	50	52,250
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.88%, 03/15/25 (Call 09/15/19)	50	51,375

		103,625

Security	Principal (000s)	Value

AEROSPACE & DEFENSE — 0.34%
BAE Systems Holdings Inc.
3.80%, 10/07/24[b]	$100	$100,677
Boeing Co. (The)
5.88%, 02/15/40	100	126,458
Embraer Netherlands Finance BV
5.05%, 06/15/25	100	97,375
KLX Inc.
5.88%, 12/01/22 (Call 12/01/17)[b]	50	50,250
Kratos Defense & Security Solutions Inc.
7.00%, 05/15/19 (Call 05/15/16)[c]	50	45,063
Lockheed Martin Corp.
3.35%, 09/15/21	275	282,015
Northrop Grumman Corp.
3.25%, 08/01/23	25	24,660
4.75%, 06/01/43	100	101,133
Raytheon Co.
3.13%, 10/15/20	175	180,373
TransDigm Inc.
6.00%, 07/15/22 (Call 07/15/17)	100	99,750
Triumph Group Inc.
4.88%, 04/01/21 (Call 04/01/17)	50	49,500
United Technologies Corp.
3.10%, 06/01/22	50	50,441
4.50%, 06/01/42	200	201,659

		1,409,354
AGRICULTURE — 0.39%
Altria Group Inc.
4.75%, 05/05/21	200	216,819
5.38%, 01/31/44	100	107,151
BAT International Finance PLC
3.95%, 06/15/25[b,c]	150	153,069
Cargill Inc.
4.31%, 05/14/21[b]	200	217,815
Imperial Tobacco Finance PLC
3.75%, 07/21/22 (Call 05/21/22)[b]	200	198,866
Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)	250	248,404
Philip Morris International Inc.
4.25%, 11/10/44	200	191,695
5.65%, 05/16/18	225	249,194
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	35	35,948

		1,618,961
AIRLINES — 0.12%
Air Canada
7.75%, 04/15/21[b,c]	50	53,750
Air Canada 2015-1 Pass Through Trust Class A
3.60%, 09/15/28[b,c]	175	169,785
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	174	184,848
American Airlines Group Inc.
5.50%, 10/01/19[b]	50	51,188

92

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2015

Security	Principal (000s)	Value

U.S. Airways 2013-1 Pass Through Trust
3.95%, 05/15/27	$23	$23,543

		483,114
APPAREL — 0.01%
Levi Strauss & Co.
6.88%, 05/01/22 (Call 05/01/17)	50	53,937

		53,937
AUTO MANUFACTURERS — 0.59%
American Honda Finance Corp.
2.13%, 10/10/18	200	201,947
Daimler Finance North America LLC
2.63%, 09/15/16[b]	150	152,313
3.25%, 08/01/24[b,c]	150	149,787
3.50%, 08/03/25	250	249,969
FCA U.S. LLC/CG Co-Issuer Inc.
8.25%, 06/15/21 (Call 06/15/16)[c]	200	216,750
Fiat Chrysler Automobile NV
4.50%, 04/15/20	320	324,000
Ford Motor Co.
4.75%, 01/15/43[c]	100	98,542
7.45%, 07/16/31	25	32,273
General Motors Co.
5.20%, 04/01/45	100	96,815
General Motors Financial Co. Inc.
4.30%, 07/13/25 (Call 04/13/25)	100	98,518
Hyundai Capital America
2.60%, 03/19/20[b]	100	99,674
Navistar International Corp.
8.25%, 11/01/21 (Call 08/31/15)	50	47,220
PACCAR Financial Corp.
1.40%, 05/18/18	100	99,483
Toyota Motor Credit Corp.
2.10%, 01/17/19[c]	350	352,662
Volkswagen International Finance NV
2.38%, 03/22/17[b]	200	203,376

		2,423,329
AUTO PARTS & EQUIPMENT — 0.16%
Accuride Corp.
9.50%, 08/01/18 (Call 08/31/15)[c]	50	51,000
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)[c]	30	29,202
Dana Holding Corp.
5.38%, 09/15/21 (Call 09/15/16)	50	51,000
Goodyear Tire & Rubber Co. (The)
7.00%, 05/15/22 (Call 05/15/17)	40	43,550
Johnson Controls Inc.
3.63%, 07/02/24 (Call 04/02/24)[c]	150	147,402
Schaeffler Finance BV
4.75%, 05/15/23 (Call 05/15/18)[b]	200	195,500
ZF North America Capital Inc.
4.50%, 04/29/22[b]	150	147,750

		665,404
BANKS — 7.31%
Abbey National Treasury Services PLC/London
1.38%, 03/13/17	25	25,006

Security	Principal (000s)	Value

4.00%, 03/13/24	$200	$207,589
ADCB Finance Cayman Ltd.
3.00%, 03/04/19[d]	200	204,250
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 06/13/19	275	275,078
Banco Bradesco SA/Cayman Islands
5.75%, 03/01/22[d]	200	204,750
Banco de Credito del Peru
4.25%, 04/01/23[d]	200	204,000
Banco do Brasil SA/Cayman
5.88%, 01/26/22[c,d]	200	191,100
Banco Votorantim SA
7.38%, 01/21/20[d]	100	104,875
Bancolombia SA
5.13%, 09/11/22[c]	300	298,200
Bangkok Bank PCL/Hong Kong
3.30%, 10/03/18[d]	200	205,282
Bank Nederlandse Gemeenten NV
0.88%, 02/21/17[b]	450	450,499
Bank of America Corp.
3.88%, 03/22/17	1,025	1,061,928
3.88%, 08/01/25	200	201,470
4.00%, 04/01/24[c]	50	51,266
4.00%, 01/22/25	250	244,097
4.88%, 04/01/44	225	233,088
5.75%, 08/15/16	300	312,899
Bank of China Ltd./Hong Kong
3.13%, 01/23/19[d]	200	204,431
Bank of East Asia Ltd. (The)
2.38%, 04/24/17[d]	200	201,804
Bank of Montreal
2.38%, 01/25/19 (Call 12/25/18)	200	202,507
2.50%, 01/11/17	25	25,460
Bank of New York Mellon Corp. (The)
2.20%, 03/04/19 (Call 02/02/19[c]	250	250,497
3.65%, 02/04/24 (Call 01/05/24)	25	25,814
Bank of Nova Scotia (The)
1.38%, 12/18/17 (Call 11/18/17)	275	273,809
1.70%, 06/11/18 (Call 05/11/18)	150	149,627
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
1.45%, 09/08/17[b]	400	398,327
Barclays Bank PLC
5.13%, 01/08/20	200	222,695
6.05%, 12/04/17[b,c]	100	108,577
BB&T Corp.
2.25%, 02/01/19 (Call 01/02/19)	225	225,799
BBVA Bancomer SA/Texas
6.50%, 03/10/21[d]	150	165,750
BNP Paribas SA
1.38%, 03/17/17	350	348,677
7.20%, 12/31/49 (Call 06/25/37)[a,b]	100	117,875
BPCE SA
2.50%, 07/15/19	300	302,346
Caixa Economica Federal
4.50%, 10/03/18[d]	150	148,500
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	55	51,772
6.15%, 09/01/16	25	26,269
Capital One N.A./Mclean VA
2.40%, 09/05/19 (Call 08/15/19)	300	297,197
CIT Group Inc.
3.88%, 02/19/19	150	150,750
5.00%, 08/15/22[c]	50	50,812
5.25%, 03/15/18[c]	100	103,750

93

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2015

Security	Principal (000s)	Value

Citigroup Inc.
1.35%, 03/10/17	$50	$49,872
1.70%, 04/27/18	200	198,463
2.40%, 02/18/20[c]	700	693,376
3.88%, 03/26/25	100	96,774
4.00%, 08/05/24	250	248,951
5.30%, 05/06/44	200	208,571
6.00%, 10/31/33	25	28,301
Citizens Financial Group Inc.
4.35%, 08/01/25	200	201,512
Commonwealth Bank of Australia/New York NY
2.25%, 03/13/19	250	250,067
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.88%, 02/08/22	400	418,507
Credit Agricole SA
8.38%, 10/29/49 (Call 10/13/19)[a,b]	100	114,500
Credit Suisse/New York NY
1.70%, 04/27/18	250	247,420
3.63%, 09/09/24	250	249,974
Deutsche Bank AG/London
2.50%, 02/13/19[c]	300	302,105
Fifth Third Bancorp
4.30%, 01/16/24 (Call 12/16/23)	25	25,608
Fifth Third Bank/Cincinnati OH
1.15%, 11/18/16 (Call 10/18/16)	200	199,843
Goldman Sachs Group Inc. (The)
4.00%, 03/03/24	250	254,436
4.80%, 07/08/44 (Call 01/08/44)[c]	250	252,071
5.15%, 05/22/45	150	147,376
6.25%, 09/01/17	800	872,272
6.25%, 02/01/41	25	29,981
HSBC Holdings PLC
5.10%, 04/05/21	375	417,016
5.25%, 03/14/44	250	261,539
ICICI Bank Ltd./Dubai
3.50%, 03/18/20[d]	200	203,046
Industrial & Commercial Bank of China Ltd./Singapore
2.50%, 11/21/17[d]	200	201,902
ING Bank NV
2.50%, 10/01/19[b,c]	250	252,479
Itau Unibanco Holding SA/Cayman Island
6.20%, 12/21/21[c,d]	200	207,500
JPMorgan Chase & Co.
1.35%, 02/15/17	825	824,863
2.25%, 01/23/20 (Call 12/23/19)	150	147,844
3.13%, 01/23/25 (Call 10/23/24)[c]	400	383,423
3.25%, 09/23/22	200	199,287
4.95%, 06/01/45	100	99,584
6.40%, 05/15/38	325	407,225
KfW
0.63%, 12/15/16	1,125	1,125,014
1.50%, 04/20/20	200	198,622
1.88%, 04/01/19	50	50,831
2.13%, 01/17/23	875	873,906
Korea Development Bank (The)
3.00%, 09/14/22	200	199,920
3.88%, 05/04/17	200	207,897
Landwirtschaftliche Rentenbank
2.38%, 03/24/21[d]	220	225,564
2.38%, 06/10/25	100	99,645
Lloyds Banking Group PLC
4.50%, 11/04/24	200	201,859

Security	Principal (000s)	Value

Macquarie Bank Ltd.
2.60%, 06/24/19[b,c]	$700	$704,197
5.00%, 02/22/17[b]	50	52,626
Mizuho Bank Ltd.
3.60%, 09/25/24[b,c]	200	203,534
Morgan Stanley
2.80%, 06/16/20	95	95,508
4.30%, 01/27/45	100	94,929
4.75%, 03/22/17	550	578,770
4.88%, 11/01/22	400	426,847
7.25%, 04/01/32	125	164,183
National Australia Bank Ltd./New York
2.63%, 07/23/20	400	402,475
Nordea Bank AB
1.63%, 05/15/18[b]	400	399,326
Oesterreichische Kontrollbank AG
2.38%, 10/01/21	100	102,059
PNC Bank N.A.
2.20%, 01/28/19 (Call 12/29/18)[e]	500	500,971
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[e,f]	25	24,354
QNB Finance Ltd.
2.75%, 10/31/18[d]	200	203,640
Regions Bank
2.25%, 09/14/18	250	250,302
Royal Bank of Scotland Group PLC
6.00%, 12/19/23[c]	50	53,594
7.65%, 12/31/49 (Call 09/30/31)[a]	40	50,400
Royal Bank of Scotland PLC (The)
6.13%, 01/11/21	25	28,976
Russian Agricultural Bank OJSC Via RSHB Capital SA
5.30%, 12/27/17[d]	200	198,500
Santander Holdings USA Inc./PA
4.50%, 07/17/25 (Call 04/17/25)	100	100,975
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/22[d]	200	174,000
Societe Generale SA
2.75%, 10/12/17	250	254,760
Standard Chartered PLC
3.95%, 01/11/23[b]	300	295,558
State Bank of India/London
3.62%, 04/17/19[d]	200	205,330
State Street Corp.
1.35%, 05/15/18	25	24,736
Sumitomo Mitsui Banking Corp.
1.35%, 07/11/17	500	496,753
Toronto-Dominion Bank (The)
1.63%, 03/13/18	300	300,272
2.25%, 11/05/19[c]	25	25,008
Turkiye Is Bankasi
5.00%, 04/30/20[d]	200	201,500
Turkiye Vakiflar Bankasi Tao
6.00%, 11/01/22[d]	200	194,600
U.S. Bancorp
1.95%, 11/15/18 (Call 10/15/18)[c]	325	326,113
UBS AG/Stamford CT
2.38%, 08/14/19	250	250,315
Vnesheconombank Via VEB Finance PLC
4.22%, 11/21/18[d]	200	191,000
VTB Bank OJSC Via VTB Capital SA
6.32%, 02/22/18[d]	200	202,976
Wells Fargo & Co.
2.63%, 12/15/16	550	562,065

94

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2015

Security	Principal (000s)	Value

3.30%, 09/09/24[c]	$550	$543,333
5.61%, 01/15/44[c]	225	249,739
Westpac Banking Corp.
1.60%, 01/12/18	200	199,335
2.00%, 08/14/17	50	50,539
2.30%, 05/26/20	100	99,132
Yapi ve Kredi Bankasi AS
5.13%, 10/22/19[d]	200	202,686

		30,093,284
BEVERAGES — 0.49%
Anheuser-Busch InBev Finance Inc.
1.13%, 01/27/17	300	300,284
3.70%, 02/01/24[c]	150	153,677
4.63%, 02/01/44[c]	200	205,085
Coca-Cola Co. (The)
1.65%, 11/01/18	200	200,571
3.20%, 11/01/23	100	101,405
Constellation Brands Inc.
4.25%, 05/01/23	100	100,000
Cott Beverages Inc.
6.75%, 01/01/20 (Call 01/01/17)[b]	50	52,062
Diageo Capital PLC
1.13%, 04/29/18	50	49,048
2.63%, 04/29/23 (Call 01/29/23)	200	190,360
PepsiCo Inc.
1.13%, 07/17/17	250	250,310
3.60%, 03/01/24 (Call 12/01/23)	50	51,542
5.50%, 01/15/40	125	144,103
SABMiller Holdings Inc.
3.75%, 01/15/22[b,c]	200	206,788

		2,005,235
BIOTECHNOLOGY — 0.23%
Amgen Inc.
1.25%, 05/22/17	250	249,417
3.13%, 05/01/25 (Call 02/01/25)	50	47,560
3.63%, 05/15/22 (Call 02/15/22)	50	50,725
5.38%, 05/15/43 (Call 11/15/42)[c]	150	161,444
Celgene Corp.
4.63%, 05/15/44 (Call 11/15/43)	75	70,985
Concordia Healthcare Corp.
7.00%, 04/15/23 (Call 04/15/18)[b]	25	25,469
Gilead Sciences Inc.
3.50%, 02/01/25 (Call 11/01/24)	225	225,430
4.50%, 02/01/45 (Call 08/01/44)	100	98,929

		929,959
BUILDING MATERIALS — 0.16%
Associated Materials LLC/AMH New Finance Inc.
9.13%, 11/01/17 (Call 08/31/15)	25	21,250
Building Materials Corp. of America
5.38%, 11/15/24 (Call 11/15/19)[b]	50	50,120
Cemex SAB de CV
6.50%, 12/10/19	200	208,190
Griffon Corp.
5.25%, 03/01/22 (Call 03/01/17)	50	48,750
Holcim U.S. Finance Sarl & Cie SCS
6.00%, 12/30/19[b]	150	169,994

Security	Principal (000s)	Value

USG Corp.
9.75%, 01/15/18	$50	$56,875
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	100	99,500

		654,679
CHEMICALS — 0.53%
Agrium Inc.
5.25%, 01/15/45 (Call 07/15/44)	100	102,309
Ashland Inc.
4.75%, 08/15/22 (Call 05/15/22)[c]	25	25,219
Braskem Finance Ltd.
5.75%, 04/15/21[c,d]	200	182,240
Celanese U.S. Holdings LLC
5.88%, 06/15/21	50	53,000
CF Industries Inc.
3.45%, 06/01/23	25	23,589
6.88%, 05/01/18	100	112,008
Chemours Co. (The)
6.63%, 05/15/23 (Call 05/15/18)[b,c]	75	66,000
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	300	289,363
4.38%, 11/15/42 (Call 05/15/42)	25	22,732
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	200	197,832
EI du Pont de Nemours & Co.
4.15%, 02/15/43[c]	50	47,506
6.00%, 07/15/18	125	139,702
Hexion Inc.
6.63%, 04/15/20 (Call 08/31/15)[c]	50	45,813
8.88%, 02/01/18 (Call 08/31/15)	50	43,500
Huntsman International LLC
5.13%, 11/15/22 (Call 08/15/22)[b,c]	50	48,250
LYB International Finance BV
4.00%, 07/15/23	225	228,432
Monsanto Co.
4.20%, 07/15/34 (Call 01/15/34)	200	185,253
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)	100	92,760
Praxair Inc.
2.65%, 02/05/25 (Call 11/05/24)	250	239,675
Tronox Finance LLC
7.50%, 03/15/22 (Call 03/15/18)[b]	50	41,000

		2,186,183
COAL — 0.02%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
8.50%, 12/15/19 (Call 08/31/15)[c]	25	18,125
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 04/15/17)	50	38,844
Murray Energy Corp.
11.25%, 04/15/21 (Call 04/15/18)[b]	25	15,375
Peabody Energy Corp.
6.50%, 09/15/20	100	29,500

		101,844
COMMERCIAL SERVICES — 0.36%
Acosta Inc.
7.75%, 10/01/22 (Call 10/01/17)[b]	50	49,375

95

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2015

Security	Principal (000s)	Value

ADT Corp. (The)
3.50%, 07/15/22	$100	$91,562
6.25%, 10/15/21[c]	25	26,500
APX Group Inc.
6.38%, 12/01/19 (Call 12/01/15)	50	48,875
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 06/01/17)[b]	25	24,875
Ceridian HCM Holding Inc.
11.00%, 03/15/21 (Call 03/15/16)[b]	50	51,750
DP World Ltd.
6.85%, 07/02/37[b]	100	110,750
ERAC USA Finance LLC
6.38%, 10/15/17[b]	50	54,912
7.00%, 10/15/37[b]	100	124,293
Harland Clarke Holdings Corp.
6.88%, 03/01/20 (Call 03/01/17)[b]	25	24,063
Hertz Corp. (The)
6.75%, 04/15/19 (Call 08/31/15)[c]	100	103,219
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)[c]	50	50,375
Laureate Education Inc.
10.00%, 09/01/19 (Call 09/01/15)[b,c]	50	47,063
Leidos Inc.
5.50%, 07/01/33	50	47,805
Massachusetts Institute of Technology
4.68%, 07/01/14	100	105,137
MasterCard Inc.
2.00%, 04/01/19[c]	100	100,663
RR Donnelley & Sons Co.
7.88%, 03/15/21[c]	100	113,000
Service Corp. International/U.S.
5.38%, 01/15/22 (Call 07/15/17)	100	105,250
ServiceMaster Co. LLC (The)
7.00%, 08/15/20 (Call 08/17/15)	50	52,690
United Rentals North America Inc.
5.75%, 11/15/24 (Call 05/15/19)[c]	50	48,875
7.63%, 04/15/22 (Call 04/15/17)[c]	50	54,313
Verisk Analytics Inc.
4.00%, 06/15/25	50	49,289

		1,484,634
COMPUTERS — 0.52%
Apple Inc.
1.05%, 05/05/17[c]	400	400,830
2.00%, 05/06/20	95	94,690
2.10%, 05/06/19[c]	250	252,788
2.50%, 02/09/25	100	93,852
3.45%, 02/09/45	130	111,689
3.85%, 05/04/43	25	23,161
Dell Inc.
5.88%, 06/15/19[c]	100	105,000
EMC Corp./MA
3.38%, 06/01/23 (Call 03/01/23)[c]	100	100,794
Hewlett-Packard Co.
2.75%, 01/14/19	150	151,421
6.00%, 09/15/41	100	101,097
IHS Inc.
5.00%, 11/01/22 (Call 08/01/22)[b]	50	50,062
International Business Machines Corp.
1.63%, 05/15/20	400	389,739
4.00%, 06/20/42[c]	100	91,421
8.38%, 11/01/19	25	31,378

Security	Principal (000s)	Value

NCR Corp.
5.00%, 07/15/22 (Call 07/15/17)	$40	$39,700
Seagate HDD Cayman
4.75%, 06/01/23[c]	100	101,260

		2,138,882
COSMETICS & PERSONAL CARE — 0.12%
Avon Products Inc.
5.75%, 03/15/23[c]	25	20,375
Colgate-Palmolive Co.
0.90%, 05/01/18	150	148,829
Estee Lauder Companies Inc. (The)
4.38%, 06/15/45 (Call 12/15/44)	50	50,232
Procter & Gamble Co. (The)
1.45%, 08/15/16	100	100,816
4.70%, 02/15/19	50	55,145
5.55%, 03/05/37	100	121,510

		496,907
DISTRIBUTION & WHOLESALE — 0.04%
HD Supply Inc.
7.50%, 07/15/20 (Call 10/15/16)[c]	50	53,375
11.50%, 07/15/20 (Call 10/15/16)	100	116,187

		169,562
DIVERSIFIED FINANCIAL SERVICES — 1.60%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
4.50%, 05/15/21	150	152,250
Aircastle Ltd.
5.13%, 03/15/21	40	41,200
Ally Financial Inc.
3.25%, 02/13/18	50	49,937
3.75%, 11/18/19[c]	100	99,500
4.13%, 02/13/22	50	49,250
4.63%, 05/19/22	50	49,875
5.50%, 02/15/17	50	52,187
8.00%, 11/01/31[c]	40	47,800
American Express Co.
3.63%, 12/05/24 (Call 11/04/24)	200	195,628
American Express Credit Corp.
1.13%, 06/05/17	300	298,172
Ameriprise Financial Inc.
3.70%, 10/15/24	200	204,605
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/45[b]	75	71,525
China Cinda Finance 2015 I Ltd.
4.25%, 04/23/25[d]	200	190,466
CME Group Inc./IL
3.00%, 09/15/22	125	126,150
Consolidated Energy Finance SA
6.75%, 10/15/19 (Call 10/15/16)[b,c]	200	202,004
DFC Finance Corp.
10.50%, 06/15/20 (Call 06/15/17)[b]	50	35,125
Discover Financial Services
3.95%, 11/06/24 (Call 08/06/24)	200	195,045
Ford Motor Credit Co. LLC
5.00%, 05/15/18	400	428,558
6.63%, 08/15/17	200	218,343
Franklin Resources Inc.
2.85%, 03/30/25	100	96,493

96

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2015

Security	Principal (000s)	Value

General Electric Capital Corp.
2.30%, 01/14/19	$50	$50,679
3.45%, 05/15/24 (Call 02/13/24)	350	358,434
6.88%, 01/10/39	125	170,720
Series A
5.55%, 05/04/20[c]	700	799,515
General Motors Financial Co. Inc.
4.38%, 09/25/21[c]	150	153,099
4.75%, 08/15/17	50	52,415
HSBC Finance Corp.
6.68%, 01/15/21	250	289,898
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.00%, 08/01/20 (Call 02/01/17)	100	105,250
International Lease Finance Corp.
8.75%, 03/15/17	100	109,062
Invesco Finance PLC
4.00%, 01/30/24	200	207,206
Janus Capital Group Inc.
4.88%, 08/01/25	100	100,149
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.50%, 04/15/21 (Call 10/15/17)[b,c]	200	198,500
Jefferies Group LLC
5.13%, 04/13/18	275	291,583
National Rural Utilities Cooperative Finance Corp.
0.95%, 04/24/17[c]	150	149,332
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 01/01/17)	50	46,687
Navient Corp.
5.63%, 08/01/33	50	35,750
6.13%, 03/25/24	50	44,500
8.45%, 06/15/18	50	54,000
Nomura Holdings Inc.
2.75%, 03/19/19	50	50,532
Ocwen Financial Corp.
7.13%, 05/15/19 (Call 05/15/16)[b]	100	94,500
OneMain Financial Holdings Inc.
7.25%, 12/15/21 (Call 12/15/17)[b,c]	50	52,125
Power Sector Assets & Liabilities Management Corp.
7.39%, 12/02/24[d]	100	131,500
Quicken Loans Inc.
5.75%, 05/01/25 (Call 05/01/20)[b,c]	50	48,375
Springleaf Finance Corp.
6.90%, 12/15/17[c]	100	106,500
Synchrony Financial
4.50%, 07/23/25 (Call 04/24/25)	75	75,614

		6,580,038
ELECTRIC — 2.29%
Abu Dhabi National Energy Co. PJSC
6.25%, 09/16/19[b]	100	114,630
AES Corp./VA
7.38%, 07/01/21 (Call 06/01/21)[c]	100	109,750
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	125	124,427
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)	275	266,529
Berkshire Hathaway Energy Co.
5.15%, 11/15/43 (Call 05/15/43)	225	243,674
Calpine Corp.
5.75%, 01/15/25 (Call 10/15/19)	100	97,500
CenterPoint Energy Houston Electric LLC
4.50%, 04/01/44 (Call 10/01/43)	200	209,966

Security	Principal (000s)	Value

CLP Power Hong Kong Financing Ltd.
3.38%, 10/26/27[d]	$200	$195,155
Comision Federal de Electricidad
4.88%, 01/15/24[d]	200	208,250
Commonwealth Edison Co.
2.15%, 01/15/19 (Call 12/15/18)	50	50,257
3.70%, 03/01/45 (Call 09/01/44)	100	91,630
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)	100	100,578
4.45%, 03/15/44 (Call 09/15/43)	125	126,069
Dominion Resources Inc./VA
2.50%, 12/01/19 (Call 11/01/19)	200	200,223
DTE Electric Co.
4.30%, 07/01/44 (Call 01/01/44)	125	127,134
Dubai Electricity & Water Authority
7.38%, 10/21/20[b]	200	241,600
Duke Energy Carolinas LLC
4.00%, 09/30/42 (Call 03/30/42)	225	218,578
Duke Energy Corp.
1.63%, 08/15/17	25	25,047
2.10%, 06/15/18 (Call 05/15/18)	400	403,148
Dynegy Inc.
7.38%, 11/01/22 (Call 11/01/18)[b]	150	155,175
EDP Finance BV
4.90%, 10/01/19[b]	100	105,196
Electricite de France SA
4.88%, 01/22/44[b]	100	106,075
6.50%, 01/26/19[b]	175	201,534
Enel Finance International NV
6.00%, 10/07/39[b]	150	172,569
Engie
1.63%, 10/10/17[b]	250	250,991
Entergy Corp.
4.00%, 07/15/22 (Call 05/15/22)	160	162,585
Eskom Holdings SOC Ltd.
6.75%, 08/06/23[d]	200	200,602
Exelon Corp.
3.95%, 06/15/25 (Call 03/15/25)	250	253,077
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	220	220,528
Florida Power & Light Co.
5.95%, 02/01/38	225	282,089
GenOn Energy Inc.
9.50%, 10/15/18	50	50,250
Georgia Power Co.
4.30%, 03/15/42	100	93,719
Israel Electric Corp. Ltd.
5.63%, 06/21/18[d]	200	215,636
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	450	455,164
NiSource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	20	20,638
5.65%, 02/01/45 (Call 08/01/44)[c]	50	57,510
NRG Energy Inc.
6.25%, 05/01/24 (Call 05/01/19)[c]	50	49,125
7.63%, 01/15/18	100	108,480
7.88%, 05/15/21 (Call 05/15/16)	40	42,125
Oncor Electric Delivery Co. LLC
5.30%, 06/01/42 (Call 12/01/41)	200	226,322
Pacific Gas & Electric Co.
6.05%, 03/01/34	325	396,016
Perusahaan Listrik Negara PT
5.50%, 11/22/21[d]	200	211,260

97

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2015

Security	Principal (000s)	Value

Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	$50	$49,218
PPL Capital Funding Inc.
3.40%, 06/01/23 (Call 03/01/23)	25	24,768
PPL WEM Ltd./Western Power Distribution Ltd.
5.38%, 05/01/21 (Call 02/01/21)[b]	250	278,677
Public Service Electric & Gas Co.
3.05%, 11/15/24 (Call 08/15/24)	300	296,733
4.05%, 05/01/45 (Call 11/01/44)	50	49,178
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)[b]	200	195,063
Southern California Edison Co.
4.65%, 10/01/43 (Call 04/01/43)	200	215,098
Southern Co. (The)
2.15%, 09/01/19 (Call 08/01/19)	200	197,896
Southern Power Co.
5.15%, 09/15/41	25	25,815
State Grid Overseas Investment 2013 Ltd.
3.13%, 05/22/23[d]	200	196,772
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	50	44,763
4.63%, 07/15/19 (Call 07/15/16)[b]	40	38,800
Virginia Electric & Power Co.
4.20%, 05/15/45 (Call 11/15/44)	80	79,642
4.45%, 02/15/44 (Call 08/15/43)	125	129,146
WEC Energy Group Inc.
3.55%, 06/15/25 (Call 03/15/25)	100	99,951
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	300	325,757

		9,438,088
ELECTRICAL COMPONENTS & EQUIPMENT — 0.04%
Emerson Electric Co.
3.15%, 06/01/25 (Call 03/01/25)	100	99,444
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)[b,c]	50	48,875

		148,319
ELECTRONICS — 0.19%
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	145	145,189
Flextronics International Ltd.
4.75%, 06/15/25 (Call 03/15/25)[b]	90	88,216
Honeywell International Inc.
4.25%, 03/01/21	200	220,411
Koninklijke Philips NV
3.75%, 03/15/22	100	100,838
Thermo Fisher Scientific Inc.
1.30%, 02/01/17[c]	50	49,807
4.50%, 03/01/21	150	160,751

		765,212
ENGINEERING & CONSTRUCTION — 0.04%
ABB Finance USA Inc.
2.88%, 05/08/22	125	123,622
AECOM
5.75%, 10/15/22 (Call 10/15/17)[b]	50	50,750

		174,372

Security	Principal (000s)	Value

ENTERTAINMENT — 0.09%
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	$50	$49,188
GLP Capital LP/GLP Financing II Inc.
4.88%, 11/01/20 (Call 08/01/20)[c]	50	51,562
Pinnacle Entertainment Inc.
7.50%, 04/15/21 (Call 08/31/15)	50	53,125
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/15/17)	50	51,250
Scientific Games International Inc.
10.00%, 12/01/22 (Call 12/01/18)	100	97,125
WMG Acquisition Corp.
6.75%, 04/15/22 (Call 04/15/17)[b]	50	48,250

		350,500
ENVIRONMENTAL CONTROL — 0.14%
Casella Waste Systems Inc.
7.75%, 02/15/19 (Call 08/31/15)	50	50,850
Clean Harbors Inc.
5.13%, 06/01/21 (Call 12/01/16)	50	50,375
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)	50	49,250
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)	150	145,796
Tervita Corp.
8.00%, 11/15/18 (Call 11/15/15)[b,c]	50	44,000
Waste Management Inc.
4.60%, 03/01/21 (Call 12/01/20)	200	217,289
4.75%, 06/30/20	25	27,474

		585,034
FOOD — 0.58%
Albertson’s Holdings LLC/Safeway Inc.
7.75%, 10/15/22 (Call 10/15/17)[b]	50	54,000
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	100	98,325
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	169	159,220
ESAL GmbH
6.25%, 02/05/23 (Call 02/05/18)[c,d]	200	197,000
General Mills Inc.
2.20%, 10/21/19	200	199,021
JBS USA LLC/JBS USA Finance Inc.
7.25%, 06/01/21 (Call 08/31/15)[b]	50	52,562
JM Smucker Co. (The)
3.50%, 03/15/25[b]	80	78,357
Kellogg Co.
4.00%, 12/15/20	100	105,474
Kraft Foods Group Inc.
5.00%, 06/04/42	25	25,458
5.38%, 02/10/20	200	222,265
Kraft Heinz Foods Co.
5.20%, 07/15/45 (Call 01/15/45)[b]	50	52,512
Kraft Heinz Foods Co.
3.95%, 07/15/25 (Call 04/15/25)[b]	100	101,240
4.88%, 02/15/25 (Call 02/15/20)[b]	60	64,275
Kroger Co. (The)
3.85%, 08/01/23 (Call 05/01/23)	200	204,640
Mondelez International Inc.
4.00%, 02/01/24 (Call 11/01/23)	250	258,790

98

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2015

Security	Principal (000s)	Value

Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)[b,c]	$35	$35,788
Post Holdings Inc.
7.38%, 02/15/22 (Call 02/15/17)[c]	50	51,125
Smithfield Foods Inc.
5.88%, 08/01/21 (Call 08/01/16)[b]	50	52,187
SUPERVALU Inc.
6.75%, 06/01/21 (Call 06/01/17)[c]	50	51,000
Tyson Foods Inc.
4.88%, 08/15/34 (Call 02/15/34)	100	100,956
Unilever Capital Corp.
2.20%, 03/06/19	200	202,829

		2,367,024
FOREST PRODUCTS & PAPER — 0.09%
Clearwater Paper Corp.
5.38%, 02/01/25[b]	50	48,875
Georgia-Pacific LLC
3.73%, 07/15/23 (Call 04/15/23)[b]	200	202,340
International Paper Co.
4.80%, 06/15/44 (Call 12/15/43)	100	94,100
Verso Paper Holdings LLC/Verso Paper Inc.
11.75%, 01/15/19 (Call 08/31/15)[c]	50	22,000

		367,315
GAS — 0.19%
Boston Gas Co.
4.49%, 02/15/42[b]	100	102,623
Korea Gas Corp.
3.88%, 02/12/24[d]	200	213,884
National Fuel Gas Co.
5.20%, 07/15/25 (Call 04/15/25)	100	99,944
NGL Energy Partners LP/NGL Energy Finance Corp.
6.88%, 10/15/21 (Call 10/15/16)	50	52,125
Sabine Pass LNG LP
7.50%, 11/30/16	100	104,000
Sempra Energy
3.55%, 06/15/24 (Call 03/15/24)	50	49,600
6.00%, 10/15/39	100	118,725
Southern California Gas Co.
1.55%, 06/15/18	55	55,093

		795,994
HAND & MACHINE TOOLS — 0.04%
Apex Tool Group LLC
7.00%, 02/01/21 (Call 02/01/16)[b,c]	50	44,750
Stanley Black & Decker Inc.
5.75%, 12/15/53 (Call 12/15/18)[a]	100	107,250

		152,000
HEALTH CARE — PRODUCTS — 0.45%
Alere Inc.
7.25%, 07/01/18 (Call 12/15/15)	50	52,450
Becton Dickinson and Co.
1.80%, 12/15/17	100	99,859
3.73%, 12/15/24 (Call 09/15/24)	150	149,736
Boston Scientific Corp.
2.65%, 10/01/18	250	252,353

Security	Principal (000s)	Value

Covidien International Finance SA
6.00%, 10/15/17	$100	$109,585
Crimson Merger Sub Inc.
6.63%, 05/15/22 (Call 05/15/17)[b]	50	46,125
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[b]	25	25,688
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)	100	106,375
Mallinckrodt International Finance SA
4.75%, 04/15/23	100	96,562
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 04/15/17)[b,c]	40	41,166
Medtronic Inc.
2.50%, 03/15/20[b,c]	175	175,668
3.63%, 03/15/24 (Call 12/15/23)	25	25,542
4.38%, 03/15/35[b]	250	250,926
4.63%, 03/15/45[b]	20	20,484
Stryker Corp.
3.38%, 05/15/24 (Call 02/15/24)[c]	100	100,139
Zimmer Biomet Holdings Inc.
3.55%, 04/01/25 (Call 01/01/25)	100	97,152
4.25%, 08/15/35 (Call 02/15/35)	200	188,486

		1,838,296
HEALTH CARE — SERVICES — 0.65%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	200	199,056
2.75%, 11/15/22 (Call 08/15/22)	125	118,809
Amsurg Corp.
5.63%, 07/15/22 (Call 07/15/17)	50	51,428
Anthem Inc.
2.25%, 08/15/19	100	98,319
3.30%, 01/15/23	50	48,307
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 08/31/15)	50	51,250
6.88%, 02/01/22 (Call 02/01/18)[c]	100	107,000
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	150	141,293
DaVita HealthCare Partners Inc.
5.00%, 05/01/25 (Call 05/01/20)[c]	50	49,438
5.13%, 07/15/24 (Call 07/15/19)	50	50,386
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[b]	100	107,250
HCA Inc.
5.00%, 03/15/24[c]	50	52,062
5.38%, 02/01/25[c]	150	153,375
6.50%, 02/15/20[c]	60	67,087
HealthSouth Corp.
5.75%, 11/01/24 (Call 11/01/17)	50	50,500
Humana Inc.
4.95%, 10/01/44 (Call 04/01/44)[c]	100	100,507
Kindred Healthcare Inc.
8.75%, 01/15/23 (Call 01/15/18)[b]	50	55,125
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	100	96,053
MPH Acquisition Holdings LLC
6.63%, 04/01/22 (Call 04/01/17)[b]	25	25,875
Quest Diagnostics Inc.
3.50%, 03/30/25 (Call 12/30/24)	75	71,401
Roche Holdings Inc.
6.00%, 03/01/19[b]	250	285,169

99

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2015

Security	Principal (000s)	Value

Tenet Healthcare Corp.
5.50%, 03/01/19[b]	$50	$50,875
6.00%, 10/01/20[c]	50	54,375
6.75%, 06/15/23[b,c]	50	52,250
8.13%, 04/01/22[c]	100	112,188
UnitedHealth Group Inc.
2.88%, 12/15/21	300	297,112
4.25%, 03/15/43 (Call 09/15/42)[c]	125	120,150
4.63%, 07/15/35	25	26,059

		2,692,699
HOLDING COMPANIES — DIVERSIFIED — 0.42%
Alphabet Holding Co. Inc.
7.75%, 11/01/17 (Call 08/31/15)[c,g]	50	50,062
Amipeace Ltd.
2.38%, 11/26/17[d]	200	200,574
Argos Merger Sub Inc.
7.13%, 03/15/23 (Call 03/15/18)[b,c]	55	58,162
Brixmor Operating Partnership LP
3.85%, 02/01/25 (Call 11/01/24)	40	38,590
HRG Group Inc.
7.75%, 01/15/22 (Call 01/15/17)	50	49,250
Huarong Finance II Co. Ltd.
4.50%, 01/16/20[d]	200	206,698
Hutchison Whampoa International 14 Ltd.
1.63%, 10/31/17[b]	400	398,640
IPIC GMTN Ltd.
5.50%, 03/01/22[b]	200	228,750
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	100	94,763
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[b]	100	105,821
Temasek Financial I Ltd.
2.38%, 01/23/23[b]	250	245,183
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.13%, 09/01/20 (Call 09/01/16)[b]	50	51,125

		1,727,618
HOME BUILDERS — 0.12%
Beazer Homes USA Inc.
5.75%, 06/15/19 (Call 03/15/19)	50	49,750
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 07/01/17)[b]	50	48,750
DR Horton Inc.
3.75%, 03/01/19 (Call 12/01/18)[c]	50	50,812
KB Home
4.75%, 05/15/19 (Call 02/15/19)	25	24,938
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	50	51,625
Shea Homes LP/Shea Homes Funding Corp.
5.88%, 04/01/23 (Call 04/01/18)[b,c]	45	45,675
Standard Pacific Corp.
8.38%, 05/15/18	50	57,125
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.63%, 03/01/24 (Call 12/01/23)[b]	50	48,625
Toll Brothers Finance Corp.
5.88%, 02/15/22 (Call 11/15/21)	50	53,768
TRI Pointe Holdings Inc.
5.88%, 06/15/24	50	49,250

		480,318

Security	Principal (000s)	Value

HOME FURNISHINGS — 0.02%
Whirlpool Corp.
1.35%, 03/01/17	$100	$99,905

		99,905
HOUSEHOLD PRODUCTS & WARES — 0.14%
Kimberly-Clark Corp.
2.65%, 03/01/25	175	168,427
6.63%, 08/01/37	25	33,017
Prestige Brands Inc.
5.38%, 12/15/21 (Call 12/15/16)[b]	50	50,500
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 10/15/15)[c]	50	51,750
6.88%, 02/15/21 (Call 02/15/16)	100	104,521
9.88%, 08/15/19 (Call 08/31/15)	100	105,187
Spectrum Brands Inc.
6.63%, 11/15/22 (Call 11/15/17)[c]	50	53,500

		566,902
INSURANCE — 1.18%
ACE INA Holdings Inc.
3.15%, 03/15/25	100	96,952
3.35%, 05/15/24	100	99,049
Aflac Inc.
3.63%, 11/15/24	100	100,775
Allstate Corp. (The)
4.50%, 06/15/43	100	102,137
American International Group Inc.
4.13%, 02/15/24	250	259,088
4.38%, 01/15/55 (Call 07/15/54)[c]	100	90,445
Aon Corp.
5.00%, 09/30/20	200	220,384
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	25	25,251
Berkshire Hathaway Inc.
2.10%, 08/14/19[c]	250	252,011
4.50%, 02/11/43	100	100,845
Chubb Corp. (The)
5.75%, 05/15/18	100	110,581
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	25	26,125
Genworth Holdings Inc.
4.90%, 08/15/23	100	88,750
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	200	224,453
HUB International Ltd.
7.88%, 10/01/21 (Call 10/01/16)[b]	50	51,062
Liberty Mutual Group Inc.
5.00%, 06/01/21[b]	200	217,342
Lincoln National Corp.
7.00%, 06/15/40	100	128,341
Massachusetts Mutual Life Insurance Co.
8.88%, 06/01/39[b]	100	152,270
MetLife Inc.
1.76%, 12/15/17	250	251,442
3.60%, 04/10/24[c]	50	50,348
4.72%, 12/15/44	200	207,474
New York Life Global Funding
2.15%, 06/18/19[b]	250	251,043

100

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2015

Security	Principal (000s)	Value

Principal Financial Group Inc.
1.00%, 05/15/55 (Call 05/15/20)[a]	$200	$198,000
Principal Life Global Funding II
1.20%, 05/19/17[b]	200	199,935
Progressive Corp. (The)
3.70%, 01/26/45	100	89,313
Prudential Financial Inc.
5.38%, 06/21/20	350	394,104
5.70%, 12/14/36	175	195,983
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39[b]	100	124,585
Travelers Companies Inc. (The)
5.35%, 11/01/40	100	114,950
5.90%, 06/02/19	50	57,041
USI Inc./NY
7.75%, 01/15/21 (Call 01/15/16)[b]	50	50,438
Voya Financial Inc.
2.90%, 02/15/18	200	204,887
5.65%, 05/15/53 (Call 05/15/23)[a]	50	51,080
XLIT Ltd.
6.50%, 10/29/49 (Call 04/15/17)[a]	100	85,000

		4,871,484
INTERNET — 0.33%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)[b]	200	198,060
Amazon.com Inc.
4.80%, 12/05/34 (Call 06/05/34)	150	150,985
Baidu Inc.
2.75%, 06/09/19	200	199,569
Cogent Communications Group Inc.
5.38%, 03/01/22 (Call 12/01/21)[b]	100	99,000
eBay Inc.
2.88%, 08/01/21 (Call 06/01/21)[c]	125	121,254
Equinix Inc.
5.38%, 01/01/22 (Call 01/01/18)	50	50,750
Google Inc.
3.63%, 05/19/21	100	106,638
IAC/InterActiveCorp
4.75%, 12/15/22 (Call 12/15/17)	50	48,500
Netflix Inc.
5.75%, 03/01/24	50	52,250
5.88%, 02/15/25[b,c]	45	47,250
VeriSign Inc.
5.25%, 04/01/25 (Call 01/01/25)	250	251,875
Zayo Group LLC/Zayo Capital Inc.
6.00%, 04/01/23 (Call 04/01/18)[b]	45	45,146

		1,371,277
IRON & STEEL — 0.42%
AK Steel Corp.
7.63%, 05/15/20 (Call 08/31/15)[c]	50	35,625
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	50	47,500
6.63%, 08/15/23 (Call 05/15/23)	50	47,135
ArcelorMittal
5.13%, 06/01/20[c]	25	25,062
6.25%, 03/01/21[c]	100	101,000
7.75%, 10/15/39	50	48,250
10.60%, 06/01/19	50	59,687

Security	Principal (000s)	Value

CITIC Ltd.
6.80%, 01/17/23[d]	$200	$230,862
Cliffs Natural Resources Inc.
7.75%, 03/31/20 (Call 03/31/17)[b,c]	41	19,270
8.25%, 03/31/20 (Call 03/31/18)[b,c]	25	22,688
Evraz Group SA
6.75%, 04/27/18[d]	200	193,844
Gerdau Holdings Inc.
7.00%, 01/20/20[d]	100	105,250
Glencore Funding LLC
3.13%, 04/29/19[b]	275	274,809
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	100	100,960
Ryerson Inc./Joseph T Ryerson & Son Inc.
9.00%, 10/15/17 (Call 08/31/15)	50	49,375
Steel Dynamics Inc.
6.38%, 08/15/22 (Call 08/15/17)	50	52,125
U.S. Steel Corp.
6.88%, 04/01/21 (Call 04/01/17)	50	46,750
7.38%, 04/01/20[c]	25	24,250
Vale Overseas Ltd.
4.38%, 01/11/22[c]	250	239,799

		1,724,241
LEISURE TIME — 0.07%
Harley-Davidson Inc.
3.50%, 07/28/25	250	251,527
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22[c]	50	51,810

		303,337
LODGING — 0.15%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 10/01/16)	50	47,750
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance Inc.
9.38%, 05/01/22 (Call 05/01/17)	25	19,375
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	50	51,310
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (Call 10/15/16)	40	41,650
Marriott International Inc./MD
3.00%, 03/01/19 (Call 12/01/18)	150	153,634
MGM Resorts International
6.00%, 03/15/23[c]	100	101,750
6.63%, 12/15/21	25	26,406
7.63%, 01/15/17[c]	50	53,125
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.38%, 03/15/22 (Call 03/15/17)	100	100,875

		595,875
MACHINERY — 0.25%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 02/01/16)[b]	50	49,750
Case New Holland Industrial Inc.
7.88%, 12/01/17	100	110,250
Caterpillar Financial Services Corp.
1.70%, 06/16/18[c]	50	50,113
7.15%, 02/15/19	50	58,620
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)	300	305,214

101

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2015

Security	Principal (000s)	Value

Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	$100	$95,403
John Deere Capital Corp.
1.60%, 07/13/18	45	45,053
1.95%, 12/13/18	150	150,881
SPL Logistics Escrow LLC/SPL Logistics Finance Corp.
8.88%, 08/01/20 (Call 08/01/16)[b]	50	53,375
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)[c]	50	50,187
Zebra Technologies Corp.
7.25%, 10/15/22 (Call 10/15/17)[b]	50	54,750

		1,023,596
MANUFACTURING — 0.38%
3M Co.
2.00%, 06/26/22	350	338,835
Amsted Industries Inc.
5.00%, 03/15/22 (Call 03/15/18)[b]	50	49,875
Bombardier Inc.
4.75%, 04/15/19[b]	50	45,125
5.50%, 09/15/18[b,c]	30	28,200
6.00%, 10/15/22 (Call 04/15/17)[b]	25	20,344
7.50%, 03/15/25 (Call 03/15/20)[b]	50	41,375
Eaton Corp.
2.75%, 11/02/22	200	194,261
General Electric Co.
2.70%, 10/09/22[c]	250	245,876
4.13%, 10/09/42	25	24,512
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	100	94,453
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	200	226,458
Siemens Financieringsmaatschappij NV
3.25%, 05/27/25[b]	250	246,406

		1,555,720
MEDIA — 1.56%
21st Century Fox America Inc.
4.00%, 10/01/23	225	234,450
6.15%, 03/01/37	150	174,877
Cablevision Systems Corp.
8.00%, 04/15/20	50	54,500
8.63%, 09/15/17	50	54,937
CBS Corp.
4.00%, 01/15/26 (Call 10/15/25)	50	49,510
4.85%, 07/01/42 (Call 01/01/42)	115	108,146
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/23 (Call 05/01/18)[b]	100	99,000
5.88%, 05/01/27 (Call 05/01/21)[b]	40	39,625
6.50%, 04/30/21 (Call 08/31/15)	90	94,106
CCO Safari II LLC
4.91%, 07/23/25 (Call 04/23/25)[b]	320	320,296
6.48%, 10/23/45 (Call 04/23/45)[b]	30	30,920
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 06/15/16)[b]	50	46,438
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)[c]	50	52,125
Series B
7.63%, 03/15/20 (Call 08/31/15)	50	52,531
Comcast Corp.
4.20%, 08/15/34 (Call 02/15/34)	200	198,020
4.75%, 03/01/44[c]	175	182,382

Security	Principal (000s)	Value

Cox Communications Inc.
3.25%, 12/15/22[b]	$250	$237,337
CSC Holdings LLC
6.75%, 11/15/21[c]	50	51,875
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.95%, 01/15/25 (Call 10/15/24)	200	197,110
5.88%, 10/01/19	125	139,793
Discovery Communications LLC
3.30%, 05/15/22	250	243,948
DISH DBS Corp.
4.25%, 04/01/18	100	101,750
5.13%, 05/01/20[c]	50	50,625
5.88%, 07/15/22	100	99,500
Gray Television Inc.
7.50%, 10/01/20 (Call 10/01/15)	50	52,937
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 08/31/15)[c]	50	48,063
9.00%, 03/01/21 (Call 03/01/16)	50	45,250
McClatchy Co. (The)
9.00%, 12/15/22 (Call 12/15/17)[c]	50	46,031
NBCUniversal Enterprise Inc.
1.66%, 04/15/18[b,c]	200	200,494
NBCUniversal Media LLC
4.38%, 04/01/21	25	27,060
5.15%, 04/30/20	300	336,911
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 04/15/22 (Call 04/15/17)[b]	50	49,563
Numericable-SFR SAS
6.00%, 05/15/22 (Call 05/15/17)[b,c]	200	203,500
Quebecor Media Inc.
5.75%, 01/15/23	50	51,250
Scripps Networks Interactive Inc.
2.80%, 06/15/20 (Call 03/15/20)	50	49,454
Sinclair Television Group Inc.
6.13%, 10/01/22 (Call 10/01/17)	50	51,625
Sirius XM Radio Inc.
5.88%, 10/01/20 (Call 10/01/16)[b,c]	100	105,000
TEGNA Inc.
6.38%, 10/15/23 (Call 10/15/18)	100	105,750
Thomson Reuters Corp.
1.65%, 09/29/17	250	249,677
Time Inc.
5.75%, 04/15/22 (Call 04/15/17)[b]	50	48,000
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)[c]	175	175,527
6.75%, 06/15/39	150	155,869
Time Warner Inc.
3.55%, 06/01/24 (Call 03/01/24)[c]	100	97,724
4.65%, 06/01/44 (Call 12/01/43)	100	94,731
4.75%, 03/29/21[c]	250	270,691
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)[b,c]	40	41,300
Unitymedia GmbH
6.13%, 01/15/25 (Call 01/15/20)[b]	200	206,500
Univision Communications Inc.
6.75%, 09/15/22 (Call 09/15/17)[b]	50	53,750
Viacom Inc.
2.20%, 04/01/19	200	197,617
4.38%, 03/15/43	50	41,157
4.85%, 12/15/34 (Call 06/15/34)	200	184,694
Walt Disney Co. (The)
4.13%, 06/01/44	100	100,815

102

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2015

Security	Principal (000s)	Value

5.63%, 09/15/16	$150	$158,189
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 08/31/15)	50	52,947

		6,415,877
METAL FABRICATE & HARDWARE — 0.04%
JMC Steel Group Inc.
8.25%, 03/15/18 (Call 08/31/15)[b]	50	44,375
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	100	98,616

		142,991
MINING — 0.59%
Alcoa Inc.
5.13%, 10/01/24 (Call 07/01/24)[c]	100	100,500
5.40%, 04/15/21 (Call 01/15/21)	50	51,687
Aleris International Inc.
7.88%, 11/01/20 (Call 11/01/15)	100	101,260
Anglo American Capital PLC
2.63%, 09/27/17[b]	200	198,862
Barrick Gold Corp.
4.10%, 05/01/23[c]	25	22,223
Barrick North America Finance LLC
5.75%, 05/01/43	100	86,446
BHP Billiton Finance USA Ltd.
3.25%, 11/21/21	75	75,373
3.85%, 09/30/23	175	177,371
Corp. Nacional del Cobre Chile
5.63%, 10/18/43[d]	200	211,911
First Quantum Minerals Ltd.
6.75%, 02/15/20 (Call 02/15/17)[b]	25	19,250
7.00%, 02/15/21 (Call 02/15/18)[b]	100	76,250
FMG Resources August 2006 Pty Ltd.
8.25%, 11/01/19 (Call 11/01/15)[b,c]	200	145,500
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	25	20,375
5.40%, 11/14/34 (Call 05/14/34)	150	110,250
Hecla Mining Co.
6.88%, 05/01/21 (Call 05/01/16)	50	43,562
New Gold Inc.
7.00%, 04/15/20 (Call 04/15/16)[b]	50	49,125
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	100	76,995
Novelis Inc.
8.75%, 12/15/20 (Call 12/15/15)	100	105,500
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	50	48,684
Rio Tinto Finance USA PLC
2.25%, 12/14/18 (Call 11/14/18)	50	49,936
2.88%, 08/21/22 (Call 05/21/22)	375	358,504
Southern Copper Corp.
7.50%, 07/27/35	100	107,173
Teck Resources Ltd.
6.25%, 07/15/41 (Call 01/15/41)	115	81,650
Vedanta Resources PLC
9.50%, 07/18/18[d]	100	104,000

		2,422,387

Security	Principal (000s)	Value

OFFICE & BUSINESS EQUIPMENT — 0.04%
CDW LLC/CDW Finance Corp.
6.00%, 08/15/22 (Call 08/15/17)[c]	$50	$52,250
Xerox Corp.
2.95%, 03/15/17	25	25,489
4.50%, 05/15/21	100	103,750

		181,489
OIL & GAS — 3.13%
American Energy-Permian Basin LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 01/31/17)[b,c]	50	30,250
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	250	242,372
6.38%, 09/15/17	25	27,310
Antero Resources Corp.
5.13%, 12/01/22 (Call 06/01/17)	50	47,250
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	100	97,311
4.75%, 04/15/43 (Call 10/15/42)	125	113,109
Baytex Energy Corp.
5.13%, 06/01/21 (Call 06/01/17)[b]	50	44,500
Bill Barrett Corp.
7.63%, 10/01/19 (Call 10/01/15)[c]	50	44,875
BP Capital Markets PLC
1.38%, 05/10/18	150	148,726
2.24%, 05/10/19	50	50,297
3.06%, 03/17/22	85	84,916
3.54%, 11/04/24	200	198,727
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.88%, 04/15/22 (Call 01/15/17)	25	17,250
California Resources Corp.
5.50%, 09/15/21 (Call 06/15/21)	100	82,500
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/15/17)	25	24,590
Canadian Natural Resources Ltd.
6.75%, 02/01/39	100	112,852
Carrizo Oil & Gas Inc.
7.50%, 09/15/20 (Call 09/15/16)	50	50,250
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 04/15/17)[c]	50	40,250
6.63%, 08/15/20[c]	100	89,500
Chevron Corp.
2.43%, 06/24/20 (Call 05/24/20)	250	251,644
Cimarex Energy Co.
5.88%, 05/01/22 (Call 05/01/17)	50	53,000
Citgo Holding Inc.
10.75%, 02/15/20[c,d]	300	306,750
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18	200	197,547
4.25%, 05/09/43	200	190,690
CNPC General Capital Ltd.
1.18%, 05/14/17[a,d]	200	200,031
3.95%, 04/19/22[b]	200	204,929
Comstock Resources Inc.
10.00%, 03/15/20 (Call 03/15/16)[b,c]	25	22,063
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)	100	100,000
ConocoPhillips
5.75%, 02/01/19	175	197,128
ConocoPhillips Co.
1.50%, 05/15/18	25	24,871

103

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2015

Security	Principal (000s)	Value

3.35%, 11/15/24 (Call 08/15/24)[c]	$100	$98,535
3.35%, 05/15/25 (Call 02/15/25)	50	49,153
4.15%, 11/15/34 (Call 05/15/34)	200	194,894
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	50	36,000
5.50%, 05/01/22 (Call 05/01/17)[c]	25	19,813
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)[c]	100	94,264
Devon Financing Corp. LLC
7.88%, 09/30/31	25	31,782
Ecopetrol SA
5.88%, 09/18/23[c]	200	206,000
Encana Corp.
6.50%, 08/15/34	100	102,797
Energy XXI Gulf Coast Inc.
7.50%, 12/15/21 (Call 12/15/16)[c]	50	10,250
11.00%, 03/15/20 (Call 09/15/17)[b]	25	18,875
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)[c]	150	137,718
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)[c]	50	48,630
EP Energy LLC/Everest Acquisition Finance Inc.
6.38%, 06/15/23 (Call 06/15/18)[b]	50	46,750
9.38%, 05/01/20 (Call 05/01/16)[c]	50	51,625
EXCO Resources Inc.
7.50%, 09/15/18 (Call 08/31/15)	50	22,500
Exxon Mobil Corp.
0.92%, 03/15/17	150	149,711
2.71%, 03/06/25 (Call 12/06/24)[c]	350	339,674
Gazprom OAO Via Gaz Capital SA
4.95%, 07/19/22[d]	200	184,000
8.15%, 04/11/18[d]	100	107,400
Halcon Resources Corp.
8.63%, 02/01/20 (Call 02/01/17)[b]	50	47,750
Hercules Offshore Inc.
6.75%, 04/01/22 (Call 04/01/17)[b]	25	7,250
Hess Corp.
5.60%, 02/15/41	100	99,642
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 10/01/17)[b]	25	17,000
KazMunayGas National Co. JSC
4.40%, 04/30/23[d]	200	180,950
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 01/15/17)	100	96,250
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (Call 11/01/15)	50	30,281
6.50%, 09/15/21 (Call 09/15/17)	100	57,500
LUKOIL International Finance BV
3.42%, 04/24/18[d]	200	192,317
Marathon Oil Corp.
3.85%, 06/01/25 (Call 03/01/25)	100	96,372
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	150	147,352
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[b]	50	44,500
Memorial Production Partners LP/Memorial Production Finance Corp.
7.63%, 05/01/21 (Call 05/01/17)	50	42,000
Memorial Resource Development Corp.
5.88%, 07/01/22 (Call 07/01/17)	50	47,125
Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC
10.00%, 06/01/20 (Call 06/01/17)[b,c]	25	21,938
Nabors Industries Inc.
2.35%, 09/15/16	100	99,602

Security	Principal (000s)	Value

Newfield Exploration Co.
5.75%, 01/30/22	$50	$49,500
Nexen Energy ULC
6.40%, 05/15/37	50	60,225
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	150	154,564
5.88%, 06/01/22	50	53,750
Noble Holding International Ltd.
5.95%, 04/01/25 (Call 01/01/25)[c]	150	136,051
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 09/15/17)	50	46,000
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	100	95,662
4.63%, 06/15/45 (Call 12/15/44)	35	35,385
Offshore Group Investment Ltd.
7.50%, 11/01/19 (Call 11/01/15)[c]	25	13,375
Parker Drilling Co.
7.50%, 08/01/20 (Call 08/01/16)	25	21,750
Penn Virginia Corp.
8.50%, 05/01/20 (Call 05/01/17)[c]	25	11,750
Pertamina Persero PT
6.50%, 05/27/41[d]	200	197,240
Petro-Canada
6.80%, 05/15/38[c]	100	124,680
Petrobras Global Finance BV
2.43%, 01/15/19[a]	200	181,520
2.64%, 03/17/17[a]	200	192,800
4.38%, 05/20/23[c]	100	83,740
5.38%, 01/27/21	100	93,379
6.75%, 01/27/41	125	105,207
Petroleos de Venezuela SA
8.50%, 11/02/17[d]	50	34,075
9.00%, 11/17/21[c,d]	125	49,844
9.75%, 05/17/35[d]	150	60,000
Series 2016
5.13%, 10/28/16	125	78,750
Petroleos Mexicanos
4.88%, 01/18/24	200	205,000
6.38%, 01/23/45[c]	50	51,625
6.50%, 06/02/41	300	315,000
6.63%, 06/15/38	200	211,356
8.00%, 05/03/19	125	146,875
Petronas Capital Ltd.
5.25%, 08/12/19[b]	200	221,416
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	150	146,324
Precision Drilling Corp.
6.63%, 11/15/20 (Call 11/15/15)	25	24,250
QEP Resources Inc.
5.38%, 10/01/22 (Call 07/01/22)	50	46,750
Range Resources Corp.
5.00%, 08/15/22 (Call 02/15/17)	50	48,750
Reliance Holdings USA Inc.
5.40%, 02/14/22[d]	250	271,968
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[c]	50	40,500
SandRidge Energy Inc.
8.75%, 06/01/20 (Call 06/01/17)[b]	25	19,375
Shell International Finance BV
2.00%, 11/15/18	250	252,472
4.55%, 08/12/43	150	153,445
Sinopec Capital 2013 Ltd.
3.13%, 04/24/23[d]	200	192,419

104

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2015

Security	Principal (000s)	Value

Sinopec Group Overseas Development 2014 Ltd.
1.75%, 04/10/17[d]	$200	$199,965
4.38%, 04/10/24[d]	200	209,582
SM Energy Co.
6.13%, 11/15/22 (Call 11/15/18)[c]	50	49,250
Southwestern Energy Co.
4.95%, 01/23/25 (Call 10/23/24)	100	97,737
Statoil ASA
1.15%, 05/15/18[c]	300	296,336
3.95%, 05/15/43	150	142,076
Suncor Energy Inc.
6.10%, 06/01/18	25	27,707
Talisman Energy Inc.
7.75%, 06/01/19	100	114,182
Total Capital International SA
2.10%, 06/19/19[c]	400	401,604
3.75%, 04/10/24	25	25,774
Transocean Inc.
3.00%, 10/15/17	50	46,900
6.88%, 12/15/21[c]	150	126,938
Ultra Petroleum Corp.
6.13%, 10/01/24 (Call 10/01/19)[b,c]	50	38,500
Valero Energy Corp.
4.90%, 03/15/45[c]	100	93,393
6.63%, 06/15/37	25	28,390
Vanguard Natural Resources LLC/VNR Finance Corp.
7.88%, 04/01/20 (Call 04/01/16)	50	44,641
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)	100	97,500
WPX Energy Inc.
6.00%, 01/15/22 (Call 10/15/21)	50	46,750
YPF SA
8.75%, 04/04/24[d]	100	98,720

		12,886,405
OIL & GAS SERVICES — 0.16%
Baker Hughes Inc.
5.13%, 09/15/40	100	105,516
Basic Energy Services Inc.
7.75%, 02/15/19 (Call 08/31/15)[c]	25	18,688
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	150	151,263
McDermott International Inc.
8.00%, 05/01/21 (Call 05/01/17)[b]	25	21,562
National Oilwell Varco Inc.
3.95%, 12/01/42 (Call 06/01/42)	15	13,077
Schlumberger Investment SA
3.30%, 09/14/21 (Call 06/14/21)[b]	125	128,152
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)	225	202,467

		640,725
PACKAGING & CONTAINERS — 0.11%
Ball Corp.
5.00%, 03/15/22	50	51,222
Berry Plastics Corp.
5.50%, 05/15/22 (Call 05/15/17)[c]	50	50,500
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer Inc.
6.00%, 06/15/17 (Call 06/15/16)[b]	50	49,750
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23[c]	50	48,500

Security	Principal (000s)	Value

Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[b,c]	$50	$50,000
Packaging Corp. of America
4.50%, 11/01/23 (Call 08/01/23)	100	104,466
Sealed Air Corp.
5.25%, 04/01/23 (Call 01/01/23)[b]	100	101,500

		455,938
PHARMACEUTICALS — 1.08%
Abbott Laboratories
5.30%, 05/27/40	100	113,399
AbbVie Inc.
1.80%, 05/14/18	250	248,855
2.90%, 11/06/22[c]	175	169,010
3.60%, 05/14/25 (Call 02/14/25)	35	34,414
4.40%, 11/06/42	25	23,391
Actavis Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	200	199,979
3.45%, 03/15/22 (Call 01/15/22)	300	295,652
4.85%, 06/15/44 (Call 12/15/43)	100	95,707
Actavis Inc.
1.88%, 10/01/17	150	149,411
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)[c]	100	96,740
AstraZeneca PLC
1.95%, 09/18/19	25	24,958
4.00%, 09/18/42	100	95,583
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)[b]	40	39,657
Bristol-Myers Squibb Co.
4.50%, 03/01/44 (Call 09/01/43)	100	104,134
Cardinal Health Inc.
3.75%, 09/15/25 (Call 06/15/25)	100	100,283
Eli Lilly & Co.
1.95%, 03/15/19[c]	175	175,842
EMD Finance LLC
3.25%, 03/19/25 (Call 12/19/24)[b]	150	145,025
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 07/15/17)[b]	100	101,062
Express Scripts Holding Co.
2.25%, 06/15/19	250	247,868
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23[c]	25	24,517
6.38%, 05/15/38	100	127,782
Johnson & Johnson
3.38%, 12/05/23	250	260,511
4.38%, 12/05/33 (Call 06/05/33)	20	21,543
McKesson Corp.
2.28%, 03/15/19	50	50,072
4.88%, 03/15/44 (Call 09/15/43)[c]	100	100,095
Merck & Co. Inc.
2.75%, 02/10/25 (Call 11/10/24)	100	95,725
2.80%, 05/18/23	50	49,117
4.15%, 05/18/43	100	99,237
Novartis Capital Corp.
2.40%, 09/21/22[c]	250	242,365
Perrigo Finance PLC
3.50%, 12/15/21 (Call 10/15/21)	200	198,392
Pfizer Inc.
1.10%, 05/15/17	150	150,183
6.20%, 03/15/19	50	57,128

105

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2015

Security	Principal (000s)	Value

Valeant Pharmaceuticals International Inc.
5.50%, 03/01/23 (Call 03/01/18)[b]	$100	$102,250
6.13%, 04/15/25 (Call 04/15/20)[b,c]	100	104,500
6.38%, 10/15/20 (Call 10/15/16)[b]	50	52,688
Wyeth LLC
5.95%, 04/01/37[c]	200	239,969

		4,437,044
PIPELINES — 1.05%
APT Pipelines Ltd.
4.20%, 03/23/25 (Call 12/23/24)[b]	150	147,043
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.00%, 12/15/20 (Call 12/15/16)	50	50,375
DCP Midstream LLC
5.35%, 03/15/20[b]	100	98,533
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)[b]	50	45,603
Energy Transfer Equity LP
7.50%, 10/15/20	50	56,000
Energy Transfer Partners LP
5.15%, 03/15/45 (Call 09/15/44)	100	88,330
5.20%, 02/01/22 (Call 11/01/21)	275	283,800
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	300	291,014
4.85%, 03/15/44 (Call 09/15/43)	100	93,453
4.90%, 05/15/46 (Call 11/15/45)[c]	25	23,501
Genesis Energy LP/Genesis Energy Finance Corp.
5.75%, 02/15/21 (Call 02/15/17)	50	48,750
Kinder Morgan Energy Partners LP
6.95%, 01/15/38	25	26,421
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	450	443,834
4.30%, 06/01/25 (Call 03/01/25)	100	94,713
5.30%, 12/01/34 (Call 06/01/34)	100	92,406
5.55%, 06/01/45 (Call 12/01/44)	150	136,494
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)	150	141,569
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
5.50%, 02/15/23 (Call 08/15/17)	100	102,500
NGPL PipeCo LLC
9.63%, 06/01/19 (Call 08/31/15)[b]	50	50,000
ONEOK Partners LP
5.00%, 09/15/23 (Call 06/15/23)[c]	125	124,943
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)[c]	250	240,707
Regency Energy Partners LP/Regency Energy Finance Corp.
5.88%, 03/01/22 (Call 12/01/21)	50	52,890
Rockies Express Pipeline LLC
5.63%, 04/15/20[b]	50	50,500
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)	100	102,000
5.63%, 03/01/25 (Call 12/01/24)[b,c]	300	295,500
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)[c]	100	95,066
Sunoco Logistics Partners Operations LP
5.35%, 05/15/45 (Call 11/15/44)	100	91,065
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/18)	50	46,250
5.00%, 01/15/18 (Call 10/15/17)[b]	50	51,750
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
6.25%, 10/15/22 (Call 10/15/18)[b]	50	52,250
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)[c]	25	24,476

Security	Principal (000s)	Value

7.63%, 01/15/39	$150	$197,816
Western Gas Partners LP
3.95%, 06/01/25 (Call 03/01/25)	85	80,626
Williams Companies Inc. (The)
4.55%, 06/24/24 (Call 03/24/24)[c]	150	139,511
Williams Partners LP
4.30%, 03/04/24 (Call 12/04/23)	275	265,665
Williams Partners LP/ACMP Finance Corp.
6.13%, 07/15/22 (Call 01/15/17)	100	104,750

		4,330,104
REAL ESTATE — 0.25%
China Overseas Finance Cayman VI Ltd.
6.45%, 06/11/34[d]	200	215,872
Country Garden Holdings Co. Ltd.
7.88%, 05/27/19 (Call 05/27/17)[d]	200	214,000
Scentre Group Trust 1/Scentre Group Trust 2
2.38%, 11/05/19 (Call 10/05/19)[b]	100	99,953
Sun Hung Kai Properties Capital Market Ltd.
3.63%, 01/16/23[d]	200	202,548
Vonovia Finance BV
3.20%, 10/02/17[b,c]	100	102,121
WEA Finance LLC/Westfield UK & Europe Finance PLC
2.70%, 09/17/19 (Call 08/17/19)[b]	200	200,040

		1,034,534
REAL ESTATE INVESTMENT TRUSTS — 0.50%
American Tower Corp.
3.40%, 02/15/19[c]	200	204,748
ARC Properties Operating Partnership LP
2.00%, 02/06/17	50	48,938
AvalonBay Communities Inc.
3.45%, 06/01/25 (Call 03/03/25)	30	29,687
Boston Properties LP
3.80%, 02/01/24 (Call 11/01/23)	175	177,785
Camden Property Trust
3.50%, 09/15/24 (Call 06/15/24)	100	96,906
Communications Sales & Leasing Inc.
6.00%, 04/15/23 (Call 04/15/18)[b,c]	25	24,000
Crown Castle International Corp.
5.25%, 01/15/23[c]	40	41,900
DDR Corp.
3.63%, 02/01/25 (Call 11/01/24)	100	95,715
Digital Realty Trust LP
3.95%, 07/01/22 (Call 05/01/22)	50	50,152
ERP Operating LP
2.38%, 07/01/19 (Call 06/01/19)	100	100,376
4.50%, 06/01/45 (Call 12/01/44)[c]	30	29,674
HCP Inc.
5.38%, 02/01/21 (Call 11/03/20)	150	165,354
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)	75	74,658
iStar Financial Inc.
4.00%, 11/01/17 (Call 08/01/17)	100	98,250
Kimco Realty Corp.
4.25%, 04/01/45 (Call 10/01/44)	100	90,370
Prologis LP
4.25%, 08/15/23 (Call 05/15/23)	150	154,661
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)	50	50,484
3.75%, 02/01/24 (Call 11/01/23)	200	205,208

106

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2015

Security	Principal (000s)	Value

Ventas Realty LP
3.50%, 02/01/25 (Call 11/01/24)	$200	$191,305
Weyerhaeuser Co.
7.38%, 03/15/32	100	125,982

		2,056,153
RETAIL — 1.00%
1011778 BC ULC/New Red Finance Inc.
6.00%, 04/01/22 (Call 10/01/17)[b]	100	103,230
AmeriGas Finance LLC/AmeriGas Finance Corp.
7.00%, 05/20/22 (Call 05/20/17)	50	53,180
Asbury Automotive Group Inc.
6.00%, 12/15/24 (Call 12/15/19)	50	52,000
AutoZone Inc.
3.25%, 04/15/25 (Call 01/15/25)	35	33,791
Best Buy Co. Inc.
5.00%, 08/01/18	50	52,516
Bon-Ton Department Stores Inc. (The)
8.00%, 06/15/21 (Call 06/15/16)	50	37,500
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 08/31/15)[b]	50	43,313
Costco Wholesale Corp.
1.75%, 02/15/20	350	346,341
CVS Health Corp.
5.13%, 07/20/45 (Call 01/20/45)	50	53,317
5.75%, 06/01/17	165	177,690
6.13%, 09/15/39	100	119,185
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 05/01/16)	50	50,125
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	250	251,805
4.40%, 03/15/45 (Call 09/15/44)[c]	100	102,718
5.88%, 12/16/36	25	30,521
JC Penney Corp. Inc.
5.65%, 06/01/20[c]	100	90,000
Kohl’s Corp.
4.25%, 07/17/25 (Call 04/17/25)	150	150,530
L Brands Inc.
5.63%, 02/15/22[c]	150	161,062
Lowe’s Companies Inc.
4.65%, 04/15/42 (Call 10/15/41)	25	26,381
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	250	237,710
McDonald’s Corp.
2.63%, 01/15/22	200	195,903
Michaels Stores Inc.
5.88%, 12/15/20 (Call 12/15/16)[b,c]	50	52,500
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 10/15/16)[b]	50	53,000
New Albertsons Inc.
7.45%, 08/01/29	50	49,375
Penske Automotive Group Inc.
5.38%, 12/01/24 (Call 12/01/19)	50	50,375
PVH Corp.
4.50%, 12/15/22 (Call 12/15/17)	50	50,375
QVC Inc.
4.85%, 04/01/24	25	24,988
Rite Aid Corp.
6.75%, 06/15/21 (Call 06/15/16)	50	53,125
Sally Holdings LLC/Sally Capital Inc.
5.75%, 06/01/22 (Call 06/01/17)	50	52,125

Security	Principal (000s)	Value

Starbucks Corp.
3.85%, 10/01/23 (Call 07/01/23)	$100	$106,269
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)	100	99,500
Target Corp.
3.50%, 07/01/24[c]	250	257,222
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 08/31/15)	50	49,750
Wal-Mart Stores Inc.
4.25%, 04/15/21	125	137,315
4.30%, 04/22/44 (Call 10/22/43)	100	103,042
6.50%, 08/15/37[c]	270	356,060
Walgreens Boots Alliance Inc.
3.30%, 11/18/21 (Call 09/18/21)	250	248,417

		4,112,256
SAVINGS & LOANS — 0.05%
Nationwide Building Society
2.35%, 01/21/20[b]	200	200,232

		200,232
SEMICONDUCTORS — 0.26%
Advanced Micro Devices Inc.
7.50%, 08/15/22	50	34,500
Amkor Technology Inc.
6.63%, 06/01/21 (Call 08/31/15[c]	50	49,075
Applied Materials Inc.
5.85%, 06/15/41	50	56,949
Freescale Semiconductor Inc.
5.00%, 05/15/21 (Call 05/15/16)[b]	50	50,781
Intel Corp.
1.35%, 12/15/17	250	249,762
4.80%, 10/01/41	50	50,924
Micron Technology Inc.
5.25%, 08/01/23 (Call 02/01/18)[b]	50	48,125
NXP BV/NXP Funding LLC
4.13%, 06/15/20[b]	200	200,750
QUALCOMM Inc.
2.25%, 05/20/20[c]	55	54,155
3.45%, 05/20/25 (Call 02/20/25)[c]	100	94,590
4.80%, 05/20/45 (Call 11/20/44)	50	45,122
Sensata Technologies BV
4.88%, 10/15/23[b]	50	49,500
Texas Instruments Inc.
1.65%, 08/03/19[c]	100	98,880

		1,083,113
SHIPBUILDING — 0.01%
Huntington Ingalls Industries Inc.
5.00%, 12/15/21 (Call 12/15/17)[b]	50	51,375

		51,375
SOFTWARE — 0.42%
Activision Blizzard Inc.
5.63%, 09/15/21 (Call 09/15/16)[b]	40	42,000
Audatex North America Inc.
6.00%, 06/15/21 (Call 06/15/17)[b]	40	40,850
Autodesk Inc.
4.38%, 06/15/25 (Call 03/15/25)	40	39,804

107

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2015

Security	Principal (000s)	Value

Boxer Parent Co. Inc.
9.00%, 10/15/19 (Call 08/31/15)[b,c,g]	$25	$15,500
First Data Corp.
6.75%, 11/01/20 (Call 11/01/15)[b]	100	105,750
8.25%, 01/15/21 (Call 01/15/16)[b]	75	79,406
12.63%, 01/15/21 (Call 01/15/16)	100	115,750
Infor U.S. Inc.
6.50%, 05/15/22 (Call 05/15/18)[b]	25	25,562
Italics Merger Sub Inc.
7.13%, 07/15/23 (Call 07/15/18)[b,c]	25	24,562
Microsoft Corp.
3.50%, 02/12/35 (Call 08/12/34)	150	138,623
3.63%, 12/15/23 (Call 09/15/23)	275	290,643
3.75%, 02/12/45 (Call 08/12/44)	100	91,374
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/15/16)[b]	50	50,750
Oracle Corp.
2.25%, 10/08/19[c]	225	226,325
2.50%, 05/15/22 (Call 03/15/22)	150	146,157
3.63%, 07/15/23	50	51,354
3.90%, 05/15/35 (Call 11/15/34)[c]	100	94,618
4.50%, 07/08/44 (Call 01/08/44)	150	150,082

		1,729,110
STORAGE & WAREHOUSING — 0.05%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 10/15/15)[b,c]	200	186,647

		186,647
TELECOMMUNICATIONS — 2.09%
Alcatel-Lucent USA Inc.
6.75%, 11/15/20 (Call 11/15/16)[b]	200	215,000
Altice Financing SA
6.63%, 02/15/23 (Call 02/15/18)[b]	200	206,000
America Movil SAB de CV
6.38%, 03/01/35	125	148,278
AT&T Inc.
1.40%, 12/01/17	450	446,811
3.90%, 03/11/24 (Call 12/11/23)[c]	175	176,794
4.35%, 06/15/45 (Call 12/15/44)	400	346,183
4.45%, 05/15/21	25	26,581
4.50%, 05/15/35 (Call 11/15/34)	50	46,130
5.35%, 09/01/40	25	25,011
Avaya Inc.
10.50%, 03/01/21 (Call 03/01/17)[b]	50	40,625
Bharti Airtel International Netherlands BV
5.13%, 03/11/23[d]	200	213,554
British Telecommunications PLC
2.35%, 02/14/19	200	201,205
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)[b]	50	45,688
5.80%, 03/15/22[c]	50	48,563
7.60%, 09/15/39	50	44,500
Series V
5.63%, 04/01/20	40	40,846
Cisco Systems Inc.
1.10%, 03/03/17	250	250,665
5.50%, 01/15/40	115	133,518
CommScope Inc.
5.50%, 06/15/24 (Call 06/15/19)[b]	50	48,938

Security	Principal (000s)	Value

CommScope Technologies Finance LLC
6.00%, 06/15/25 (Call 06/15/20)[b]	$25	$24,688
Consolidated Communications Inc.
6.50%, 10/01/22 (Call 10/01/17)[b]	25	23,188
Deutsche Telekom International Finance BV
8.75%, 06/15/30[c]	125	176,948
Digicel Group Ltd.
8.25%, 09/30/20 (Call 09/30/16)[d]	200	197,500
Frontier Communications Corp.
7.63%, 04/15/24[c]	50	45,500
8.50%, 04/15/20[c]	50	51,750
9.00%, 08/15/31	50	45,625
Hughes Satellite Systems Corp.
7.63%, 06/15/21	50	55,312
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)	40	36,300
7.25%, 10/15/20 (Call 10/15/15)	50	49,563
Intelsat Luxembourg SA
6.75%, 06/01/18 (Call 06/01/16)[c]	100	93,500
7.75%, 06/01/21 (Call 06/01/17)[c]	75	59,625
Level 3 Financing Inc.
5.38%, 08/15/22 (Call 08/15/17)[c]	50	50,500
7.00%, 06/01/20 (Call 06/01/16)[c]	50	52,750
Motorola Solutions Inc.
3.50%, 09/01/21	100	99,229
Ooredoo International Finance Ltd.
3.25%, 02/21/23[b]	200	194,706
Orange SA
5.50%, 02/06/44 (Call 08/06/43)	100	105,521
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)[c]	100	101,993
Sprint Capital Corp.
6.88%, 11/15/28	100	84,750
Sprint Communications Inc.
7.00%, 08/15/20[c]	50	48,063
9.00%, 11/15/18[b,c]	150	168,000
Sprint Corp.
7.13%, 06/15/24	100	91,500
7.25%, 09/15/21	90	86,062
7.88%, 09/15/23	250	239,687
T-Mobile USA Inc.
6.25%, 04/01/21 (Call 04/01/17)[c]	50	52,375
6.38%, 03/01/25 (Call 09/01/19)	50	52,437
6.54%, 04/28/20 (Call 04/28/16)	100	105,340
6.63%, 04/01/23 (Call 04/01/18)	100	106,500
Telecom Italia Capital SA
7.20%, 07/18/36	100	110,500
Telefonica Emisiones SAU
5.46%, 02/16/21[c]	275	307,214
Verizon Communications Inc.
3.50%, 11/01/24 (Call 08/01/24)[c]	200	196,329
4.15%, 03/15/24 (Call 12/15/23)	50	51,513
4.27%, 01/15/36[b]	450	410,136
4.50%, 09/15/20	500	538,009
5.01%, 08/21/54	200	185,089
5.05%, 03/15/34 (Call 12/15/33)	575	580,041
VimpelCom Holdings BV
7.50%, 03/01/22[d]	200	201,500
Vodafone Group PLC
1.50%, 02/19/18	250	246,359
6.15%, 02/27/37	100	108,460
West Corp.
5.38%, 07/15/22 (Call 07/15/17)[b,c]	200	190,000

108

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2015

Security	Principal (000s)	Value

Wind Acquisition Finance SA
4.75%, 07/15/20 (Call 07/15/16)[b,c]	$200	$204,500
Windstream Services LLC
7.50%, 06/01/22 (Call 06/01/17)[c]	40	32,900
7.88%, 11/01/17	50	50,625

		8,616,977
TRANSPORTATION — 0.45%
Air Medical Merger Sub Corp.
6.38%, 05/15/23 (Call 05/15/18)[b,c]	25	23,375
Burlington Northern Santa Fe LLC
3.75%, 04/01/24 (Call 01/01/24)	25	25,569
4.15%, 04/01/45 (Call 10/01/44)[c]	50	46,863
4.70%, 10/01/19	200	219,446
4.90%, 04/01/44 (Call 10/01/43)	125	131,156
Canadian Pacific Railway Co.
4.80%, 08/01/45 (Call 02/01/45)	45	45,596
CSX Corp.
4.10%, 03/15/44 (Call 09/15/43)	10	9,214
4.75%, 05/30/42 (Call 11/30/41)	150	153,026
FedEx Corp.
3.20%, 02/01/25	250	241,115
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 05/01/16)[b]	50	50,500
Kazakhstan Temir Zholy Finance BV
6.38%, 10/06/20[b]	200	207,700
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.25%, 02/15/21 (Call 02/15/17)	15	14,400
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 01/15/17)[b]	100	85,250
Norfolk Southern Corp.
4.80%, 08/15/43 (Call 02/15/43)[c]	150	154,028
Ryder System Inc.
2.50%, 05/11/20 (Call 04/11/20)	35	34,700
Union Pacific Corp.
2.25%, 06/19/20 (Call 05/19/20)	100	100,172
3.88%, 02/01/55 (Call 08/01/54)	100	89,752
United Parcel Service Inc.
1.13%, 10/01/17	200	199,847
6.20%, 01/15/38	25	31,685

		1,863,394
TRUCKING & LEASING — 0.07%
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	100	95,143
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.75%, 05/11/17[b,c]	200	206,600

		301,743

TOTAL CORPORATE BONDS & NOTES
(Cost: $145,479,583)		140,742,551

FOREIGN GOVERNMENT OBLIGATIONS[h] — 5.45%

ARGENTINA — 0.07%
Argentina Bonar Bonds
8.75%, 05/07/24	75	70,875
Argentine Republic Government International Bond
1.00%, 12/31/38[c,f]	100	58,200

Security	Principal (000s)	Value

8.28%, 12/31/33	$161	$154,382

		283,457
BAHRAIN — 0.05%
Bahrain Government International Bond
6.13%, 08/01/23[d]	200	222,540

		222,540
BELGIUM — 0.05%
Belgium Government International Bond
2.88%, 09/18/24[d]	200	205,580

		205,580
BRAZIL — 0.26%
Banco Nacional de Desenvolvimento Economico e Social
5.50%, 07/12/20[d]	200	207,200
Brazilian Government International Bond
4.88%, 01/22/21[c]	200	206,000
7.13%, 01/20/37	125	136,250
8.75%, 02/04/25	300	381,000
10.13%, 05/15/27	100	143,500

		1,073,950
CANADA — 0.29%
Canada Government International Bond
0.88%, 02/14/17	125	125,469
Export Development Canada
1.00%, 05/15/17	250	251,214
Province of British Columbia Canada
2.00%, 10/23/22	125	123,560
Province of Manitoba Canada
3.05%, 05/14/24	100	103,305
Province of Ontario Canada
2.00%, 01/30/19	50	50,749
3.20%, 05/16/24	200	209,512
Province of Quebec Canada
2.88%, 10/16/24	100	101,696
4.63%, 05/14/18	225	245,858

		1,211,363
CAYMAN ISLANDS — 0.05%
Dubai DOF Sukuk Ltd.
3.88%, 01/30/23[d]	200	205,250

		205,250
CHILE — 0.05%
Chile Government International Bond
3.13%, 03/27/25[c]	200	200,000

		200,000
COLOMBIA — 0.11%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	200	182,800
5.63%, 02/26/44 (Call 08/26/43)	200	199,500

109

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2015

Security	Principal (000s)	Value

8.13%, 05/21/24	$50	$63,125

		445,425
COSTA RICA — 0.04%
Costa Rica Government International Bond
4.25%, 01/26/23[d]	200	184,000

		184,000
CROATIA — 0.05%
Croatia Government International Bond
6.00%, 01/26/24[d]	200	210,258

		210,258
DENMARK — 0.07%
Kommunekredit
1.13%, 01/16/18[d]	300	300,540

		300,540
DOMINICAN REPUBLIC — 0.03%
Dominican Republic International Bond
7.45%, 04/30/44[d]	100	107,500

		107,500
ECUADOR — 0.09%
Ecuador Government International Bond
10.50%, 03/24/20[d]	400	382,000

		382,000
EL SALVADOR — 0.05%
El Salvador Government International Bond
6.38%, 01/18/27[d]	200	190,600

		190,600
FINLAND — 0.05%
Finland Government International Bond
1.75%, 09/10/19[b]	200	202,113

		202,113
FRANCE — 0.22%
Caisse d’Amortissement de la Dette Sociale
3.00%, 10/26/20	350	369,409
5.25%, 11/02/16	500	528,296

		897,705
GERMANY — 0.07%
FMS Wertmanagement AoeR
1.00%, 11/21/17	200	199,934
State of North Rhine-Westphalia
1.63%, 01/22/20[d]	100	99,178

		299,112

Security	Principal (000s)	Value

HUNGARY — 0.10%
Hungary Government International Bond
4.00%, 03/25/19	$122	$126,880
5.38%, 03/25/24[c]	200	218,840
6.38%, 03/29/21	50	57,150

		402,870
INDONESIA — 0.18%
Indonesia Government International Bond
3.38%, 04/15/23[d]	200	189,750
5.88%, 03/13/20[d]	100	111,250
6.75%, 01/15/44[d]	200	233,000
Perusahaan Penerbit SBSN Indonesia III
4.35%, 09/10/24[d]	200	196,750

		730,750
ITALY — 0.05%
Italy Government International Bond
6.88%, 09/27/23	150	187,917

		187,917
IVORY COAST — 0.05%
Ivory Coast Government International Bond
6.38%, 03/03/28[d]	200	191,950

		191,950
JAPAN — 0.10%
Japan Bank for International Cooperation/Japan
1.13%, 07/19/17	400	400,622

		400,622
LEBANON — 0.08%
Lebanese Republic
6.65%, 02/26/30[d]	200	203,740
Lebanon Government International Bond
6.00%, 01/27/23[d]	100	101,014
6.75%, 11/29/27[d]	25	25,910

		330,664
MEXICO — 0.19%
Mexico Government International Bond
3.60%, 01/30/25[c]	200	198,700
4.00%, 10/02/23[c]	50	51,375
5.55%, 01/21/45[c]	300	324,000
5.95%, 03/19/19	200	224,500

		798,575
NETHERLANDS — 0.05%
Nederlandse Waterschapsbank NV
1.25%, 01/16/18[b]	200	200,705

		200,705
NORWAY — 0.06%
Kommunalbanken AS
2.13%, 03/15/19[b]	250	255,978

		255,978

110

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2015

Security	Principal (000s)	Value

PANAMA — 0.05%
Panama Government International Bond
4.00%, 09/22/24 (Call 06/22/24)	$200	$201,500

		201,500
PERU — 0.05%
Peruvian Government International Bond
5.63%, 11/18/50	200	220,500

		220,500
PHILIPPINES — 0.13%
Philippine Government International Bond
5.00%, 01/13/37[c]	200	234,500
6.50%, 01/20/20	200	236,000
9.50%, 02/02/30	50	81,625

		552,125
POLAND — 0.05%
Poland Government International Bond
5.00%, 03/23/22	200	223,500

		223,500
QATAR — 0.09%
Qatar Government International Bond
4.50%, 01/20/22[b]	200	222,300
6.40%, 01/20/40[b]	100	129,750

		352,050
RUSSIA — 0.19%
Russian Foreign Bond — Eurobond
3.50%, 01/16/19[d]	200	197,500
5.63%, 04/04/42[d]	200	183,400
7.50%, 03/31/30[d]	325	380,250

		761,150
SERBIA — 0.05%
Republic of Serbia
4.88%, 02/25/20[d]	200	201,750

		201,750
SLOVENIA — 0.05%
Slovenia Government International Bond
4.13%, 02/18/19[b]	200	210,750

		210,750
SOUTH AFRICA — 0.05%
South Africa Government International Bond
5.88%, 09/16/25[c]	200	222,250

		222,250

Security	Principal (000s)	Value

SOUTH KOREA — 0.13%
Export-Import Bank of Korea
2.88%, 09/17/18	$200	$205,658
4.00%, 01/29/21	100	107,078
Republic of Korea
3.88%, 09/11/23	200	217,072

		529,808
SRI LANKA — 0.15%
Sri Lanka Government International Bond
5.13%, 04/11/19[d]	600	599,250

		599,250
SUPRANATIONAL — 1.51%
African Development Bank
1.13%, 03/15/17	300	301,974
Asian Development Bank
2.00%, 01/22/25	200	193,998
2.25%, 08/18/17	350	359,798
Council of Europe Development Bank
1.63%, 03/10/20	350	349,844
European Bank for Reconstruction & Development
0.75%, 09/01/17	350	349,179
European Investment Bank
0.88%, 04/18/17	1,575	1,578,603
1.88%, 02/10/25	200	191,271
2.50%, 04/15/21	50	51,646
3.25%, 01/29/24	450	483,654
Inter-American Development Bank
2.38%, 08/15/17	575	592,539
4.38%, 01/24/44	100	120,609
International Bank for Reconstruction & Development
1.13%, 07/18/17	675	679,183
2.50%, 11/25/24	250	253,416
2.50%, 07/29/25	150	151,316
International Finance Corp.
0.63%, 10/03/16	500	500,128
1.75%, 09/16/19	25	25,281
Nordic Investment Bank
1.00%, 03/07/17	200	200,995

		6,383,434
SWEDEN — 0.12%
Kommuninvest I Sverige AB
0.63%, 09/11/16[b]	200	200,201
Sweden Government International Bond
0.88%, 01/23/18[b]	300	299,235

		499,436
TURKEY — 0.18%
Republic of Turkey
7.50%, 11/07/19	250	287,188
Turkey Government International Bond
6.25%, 09/26/22	200	221,550
6.75%, 05/30/40	200	228,000
7.38%, 02/05/25[c]	20	23,840

		760,578

111

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2015

Security	Principal (000s)	Value

UKRAINE — 0.04%
Ukraine Government International Bond
6.25%, 06/17/16[d]	$200	$115,904
7.75%, 09/23/20[d]	100	57,520

		173,424
URUGUAY — 0.05%
Uruguay Government International Bond
5.10%, 06/18/50[c]	200	190,000

		190,000
VENEZUELA — 0.06%
Venezuela Government International Bond
7.00%, 12/01/18[d]	150	61,500
7.00%, 03/31/38[d]	150	51,563
11.75%, 10/21/26[d]	150	62,475
11.95%, 08/05/31[d]	50	20,750
12.75%, 08/23/22[d]	75	33,375

		229,663

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $22,870,767)		22,432,592

MUNICIPAL DEBT OBLIGATIONS — 0.70%

CALIFORNIA — 0.38%
Bay Area Toll Authority RB BAB
6.26%, 04/01/49	60	79,783
Series S1
7.04%, 04/01/50	200	274,454
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	100	141,295
Los Angeles Department of Water & Power RB BAB
6.57%, 07/01/45	100	135,575
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	150	180,618
State of California GO BAB
7.55%, 04/01/39	430	633,575
7.63%, 03/01/40	35	51,355
University of California RB
Series AN
4.77%, 05/15/44 (Call 05/15/24)	50	51,954

		1,548,609
ILLINOIS — 0.12%
City of Chicago IL GO
Series B
6.31%, 01/01/44	50	44,179
Illinois State Toll Highway Authority RB BAB
6.18%, 01/01/34	100	122,822
State of Illinois GO
5.10%, 06/01/33[c]	350	331,810

		498,811
NEW JERSEY — 0.03%
New Jersey Economic Development Authority RB
Series A
7.43%, 02/15/29 (NPFGC)	25	28,520
Series B
0.01%, 02/15/22 (AGM)	100	75,409

Security	Principal (000s)	Value

New Jersey State Turnpike Authority RB BAB
Series F
7.41%, 01/01/40	$25	$35,016

		138,945
NEW YORK — 0.09%
City of New York NY GO BAB
5.99%, 12/01/36	55	67,803
Metropolitan Transportation Authority RB BAB
6.67%, 11/15/39[c]	200	260,138
New York City Water & Sewer System RB BAB
5.88%, 06/15/44	15	19,309
Port Authority of New York & New Jersey RB
5.65%, 11/01/40 (GOI)	25	29,422

		376,672
OHIO — 0.02%
Ohio State University (The) RB BAB
4.91%, 06/01/40	50	58,283

		58,283
OREGON — 0.03%
Oregon School Boards Association GOL
Series B
5.68%, 06/30/28 (NPFGC)	100	120,099

		120,099
TEXAS — 0.03%
Dallas Area Rapid Transit RB BAB
6.00%, 12/01/44	100	129,424

		129,424

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $3,106,463)		2,870,843

U.S. GOVERNMENT & AGENCY OBLIGATIONS —55.93%

MORTGAGE-BACKED SECURITIES — 23.68%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30	94	95,902
2.50%, 08/01/30[i]	545	552,834
3.00%, 05/01/29	91	94,697
3.00%, 07/01/30	190	197,621
3.00%, 08/01/30[i]	75	77,742
3.00%, 08/01/45[i]	1,555	1,559,859
3.50%, 08/01/30[i]	185	194,915
3.50%, 01/01/45	100	103,906
3.50%, 03/01/45	87	90,484
3.50%, 08/01/45[i]	988	1,023,352
4.00%, 08/01/30[i]	50	52,359
4.00%, 07/01/44	95	101,452
4.00%, 08/01/45[i]	1,105	1,173,199
4.50%, 08/01/45[i]	505	546,899
Federal National Mortgage Association
2.50%, 03/01/30	489	496,818
2.50%, 08/01/30[i]	4,177	4,239,655
2.50%, 08/01/45[i]	80	77,600
3.00%, 10/01/27	282	293,035

112

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2015

Security	Principal (000s)	Value

3.00%, 07/01/30	$265	$275,392
3.00%, 08/01/30[i]	4,554	4,725,487
3.00%, 08/01/45[i]	12,135	12,207,052
3.50%, 08/01/30[i]	2,422	2,554,453
3.50%, 09/01/30	1,004	1,062,605
3.50%, 02/01/45	98	101,735
3.50%, 03/01/45	171	178,253
3.50%, 04/01/45	380	394,556
3.50%, 05/01/45	749	778,992
3.50%, 08/01/45[i]	2,860	2,967,697
4.00%, 08/01/30[i]	1,580	1,657,025
4.00%, 06/01/42	7,804	8,343,415
4.00%, 12/01/44	374	400,405
4.00%, 02/01/45	792	851,606
4.00%, 05/01/45	427	458,869
4.00%, 06/01/45	63	67,179
4.00%, 07/01/45	275	293,682
4.00%, 08/01/45	227	242,075
4.00%, 08/01/45[i]	5,338	5,678,297
4.50%, 08/01/30[i]	1,125	1,172,109
4.50%, 06/01/41	66	71,954
4.50%, 08/13/45	8,185	8,879,446
5.00%, 10/01/41	85	93,781
5.00%, 01/01/42	256	282,736
5.00%, 05/01/42	200	221,486
5.00%, 08/13/45	3,510	3,881,841
5.50%, 08/01/45[i]	6,350	7,130,852
Series 2014-M13, Class A2
3.02%, 08/25/24[a]	10	10,167
FHLMC Multifamily Structured Pass Through Certificates
Series K008, Class A1
2.75%, 12/25/19	37	37,911
Series K020, Class A2
2.37%, 05/25/22	50	50,116
Series K040, Class A2
3.24%, 09/25/24	1,000	1,035,550
Government National Mortgage Association
2.50%, 05/20/45	249	242,735
3.00%, 03/15/43	44	44,786
3.00%, 11/20/43	91	92,935
3.00%, 12/20/43	125	127,425
3.00%, 06/20/45	544	554,263
3.00%, 08/01/45[i]	1,255	1,275,982
3.50%, 11/15/41	37	38,468
3.50%, 11/20/43	97	101,790
3.50%, 07/20/44	159	165,996
3.50%, 08/01/45[i]	16,040	16,749,269
4.00%, 07/15/41	61	65,329
4.00%, 10/20/44	89	95,084
4.00%, 01/20/45	85	89,722
4.50%, 04/15/40	97	105,847
4.50%, 08/01/45[i]	560	603,487

		97,432,171
U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.43%
Federal Home Loan Mortgage Corp.
0.88%, 10/14/16	500	502,183
1.00%, 06/29/17	4,000	4,021,786
6.75%, 09/15/29	1,150	1,668,065
Federal National Mortgage Association
1.75%, 09/12/19	3,000	3,034,336
1.88%, 09/18/18	150	153,422

Security	Principal (000s)	Value

2.63%, 09/06/24	$500	$505,945
6.25%, 05/15/29	35	48,366
6.63%, 11/15/30	40	57,661

		9,991,764
U.S. GOVERNMENT OBLIGATIONS — 29.82%
U.S. Treasury Note/Bond
0.50%, 01/31/17	12,000	11,996,880
0.50%, 07/31/17[c]	500	498,170
0.63%, 12/15/16	750	751,432
0.63%, 05/31/17[c]	750	749,692
0.63%, 08/31/17	10,000	9,981,000
0.75%, 02/28/18	5,000	4,984,450
0.88%, 01/15/18[c]	6,500	6,506,695
1.00%, 09/30/16	3,000	3,020,160
1.00%, 03/15/18[c]	1,250	1,253,738
1.00%, 05/15/18[c]	2,000	2,003,660
1.00%, 11/30/19	10,000	9,821,300
1.13%, 03/31/20	1,000	982,870
1.13%, 04/30/20	500	490,850
1.25%, 01/31/20[c]	9,250	9,163,513
1.25%, 02/29/20[c]	1,000	989,780
1.38%, 06/30/18[c]	2,000	2,023,180
1.38%, 02/29/20	1,000	995,840
1.38%, 05/31/20	500	496,150
1.50%, 05/31/20[c]	2,500	2,497,400
1.50%, 01/31/22[c]	4,400	4,296,820
1.63%, 04/30/19[c]	950	962,587
1.63%, 06/30/19	100	101,205
1.75%, 02/28/22	1,000	991,230
1.88%, 10/31/17	10,000	10,245,401
1.88%, 06/30/20	1,400	1,421,420
2.00%, 10/31/21	8,000	8,075,599
2.00%, 02/15/22[c]	5,400	5,443,038
2.00%, 02/15/25	500	491,280
2.25%, 11/15/24	840	844,108
2.50%, 05/15/24	150	154,172
2.50%, 02/15/45[c]	100	91,234
3.00%, 11/15/44[c]	4,660	4,719,928
3.00%, 05/15/44[c]	500	507,170
3.13%, 08/15/44	80	82,997
3.38%, 05/15/44	1,120	1,217,865
3.63%, 02/15/44	450	512,212
3.88%, 08/15/40	2,600	3,069,014
4.25%, 05/15/39	275	342,782
4.38%, 05/15/40	250	317,755
4.38%, 05/15/41	2,000	2,554,000
4.50%, 02/15/36[c]	700	906,535
4.63%, 02/15/40	700	921,130
5.00%, 05/15/37[c]	150	207,109
6.25%, 05/15/30[c]	2,780	4,096,636
6.38%, 08/15/27	100	143,117
8.13%, 05/15/21[c]	600	810,426

		122,733,530

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $231,239,665)		230,157,465

113

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE TOTAL USD BOND MARKET ETF

July 31, 2015

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 37.94%

MONEY MARKET FUNDS — 37.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[e,j,k]	61,136	$61,136,159
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[e,j,k]	6,907	6,906,935
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[e,j]	88,090	88,090,238

		156,133,332

TOTAL SHORT-TERM INVESTMENTS
(Cost: $156,133,332)		156,133,332

TOTAL INVESTMENTS IN SECURITIES — 135.95%
(Cost: $566,013,693)		559,454,223
Other Assets, Less Liabilities — (35.95)%		(147,931,286)

NET ASSETS — 100.00%		$411,522,937

BAB — Build America Bond

GO — General Obligation

GOI — General Obligation of the Issuer

GOL — General Obligation Limited

RB — Revenue Bond

Insured by:

AGM — Assured Guaranty Municipal Corp.

NPFGC — National Public Finance Guarantee Corp.

[a]	Variable rate security. Rate shown is as of report date.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[g]	Payment-in-kind (PIK) security. Income may be paid in cash or additional securities at the issuer’s discretion.
[h]	Investments are denominated in U.S. dollars.
[i]	To-be-announced (TBA). See Note 1.
[j]	The rate quoted is the annualized seven-day yield of the fund at period end.
[k]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

114

Schedule of Investments (Unaudited)

iSHARES® CORE U.S. TREASURY BOND ETF

July 31, 2015

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.28%
U.S. Treasury Note/Bond
0.25%, 09/30/15	$1	$700
0.25%, 11/30/15	1	1,000
0.25%, 04/15/16	—	300
0.38%, 08/31/15	1	1,000
0.50%, 03/31/17	95	94,884
0.50%, 07/31/17[a]	2,160	2,152,094
0.63%, 11/15/16[a]	12,286	12,312,783
0.63%, 02/15/17	17,937	17,959,063
0.63%, 06/30/17[a]	1,389	1,388,055
0.63%, 08/31/17[a]	48,417	48,324,807
0.75%, 06/30/17	9,984	10,002,571
0.75%, 12/31/17	10,680	10,662,164
0.75%, 03/31/18[a]	13,500	13,446,270
0.88%, 11/30/16	77,501	77,904,783
0.88%, 07/15/17	963	966,640
0.88%, 08/15/17[a]	26,835	26,925,431
0.88%, 07/31/19	27,379	26,893,843
1.00%, 10/31/16[a]	12,285	12,368,516
1.00%, 12/15/17[a]	1,502	1,508,939
1.00%, 05/15/18	100	100,183
1.00%, 06/30/19[a]	4,864	4,811,080
1.00%, 08/31/19	12,286	12,113,259
1.00%, 11/30/19	963	945,791
1.13%, 03/31/20	3,785	3,720,163
1.13%, 04/30/20[a]	8,906	8,743,020
1.25%, 11/30/18	145,026	145,545,184
1.25%, 01/31/19[a]	3,296	3,302,823
1.25%, 10/31/19[a]	1,633	1,624,117
1.25%, 02/29/20[a]	25,236	24,978,186
1.38%, 09/30/18	18,604	18,775,343
1.38%, 02/29/20	6,496	6,468,977
1.38%, 05/31/20	7,030	6,975,869
1.50%, 06/30/16	650	656,981
1.50%, 07/31/16[a]	2,018	2,040,642
1.50%, 08/31/18[a]	10,812	10,960,341
1.50%, 01/31/19[a]	2,755	2,783,900
1.50%, 02/28/19	14,998	15,146,428
1.50%, 11/30/19	1,888	1,895,477
1.63%, 04/30/19[a]	2,796	2,832,946
1.63%, 07/31/19	3,588	3,628,042
1.63%, 08/15/22	8,000	7,826,640
1.63%, 11/15/22[a]	9,732	9,492,301
1.75%, 05/31/16[a]	981	992,762
1.75%, 10/31/18[a]	10,820	11,047,327
1.75%, 09/30/19	13,547	13,746,852
1.75%, 02/28/22	14,096	13,972,378
1.75%, 05/15/22	9,248	9,145,995
1.88%, 09/30/17	18,378	18,822,931
1.88%, 06/30/20[a]	1,005	1,020,377
1.88%, 11/30/21	16,215	16,238,838
1.88%, 05/31/22	135	134,615
2.00%, 09/30/20[a]	972	990,517
2.00%, 11/30/20	27,159	27,634,692
2.00%, 02/28/21	8,657	8,787,246

Security	Principal (000s)	Value

2.00%, 05/31/21	$577	$584,605
2.00%, 08/31/21	10,139	10,247,792
2.00%, 11/15/21[a]	3,121	3,149,495
2.00%, 02/15/23	8,116	8,102,571
2.13%, 08/31/20	1,641	1,683,830
2.13%, 01/31/21	5,241	5,356,934
2.13%, 06/30/21	4,329	4,413,097
2.13%, 08/15/21	13,365	13,608,509
2.13%, 05/15/25	4,942	4,906,862
2.25%, 03/31/21	4,352	4,472,986
2.25%, 04/30/21[a]	7,036	7,229,555
2.25%, 11/15/24[a]	15,168	15,242,573
2.38%, 07/31/17[a]	4,448	4,596,562
2.38%, 12/31/20	5,945	6,158,009
2.38%, 08/15/24	30,712	31,211,890
2.50%, 06/30/17[a]	21,708	22,468,132
2.50%, 08/15/23	27,404	28,268,491
2.50%, 05/15/24	24,140	24,811,333
2.50%, 02/15/45[a]	5,505	5,022,067
2.63%, 11/15/20[a]	15,095	15,830,358
2.75%, 11/30/16	8,125	8,369,968
2.75%, 02/15/24[a]	5,986	6,276,994
2.75%, 08/15/42	6,488	6,265,624
2.75%, 11/15/42[a]	2,166	2,090,186
3.00%, 05/15/42[a]	1,640	1,665,236
3.00%, 11/15/44	9,728	9,853,102
3.00%, 05/15/45[a]	6,379	6,470,474
3.13%, 04/30/17[a]	21,984	22,940,963
3.13%, 05/15/19	2,769	2,958,423
3.13%, 05/15/21[a]	26,296	28,274,249
3.13%, 11/15/41	22,534	23,513,328
3.13%, 02/15/42	4,860	5,063,495
3.13%, 02/15/43	16,069	16,669,831
3.13%, 08/15/44	6,318	6,554,879
3.25%, 03/31/17[a]	107,701	112,463,535
3.38%, 05/15/44	9,794	10,649,255
3.50%, 05/15/20	15,947	17,390,774
3.63%, 08/15/19	3,075	3,350,858
3.63%, 02/15/21	4,333	4,773,312
3.63%, 08/15/43	1,369	1,559,409
3.63%, 02/15/44	14,126	16,078,578
3.75%, 11/15/43	10,290	11,983,577
4.38%, 02/15/38[a]	580	736,935
4.38%, 05/15/41	15,578	19,892,467
4.50%, 02/15/16	1	1,023
4.50%, 02/15/36[a]	2,165	2,804,301
4.50%, 05/15/38[a]	12,968	16,745,709
4.63%, 02/15/17	297	315,314
5.13%, 05/15/16[a]	4,442	4,609,596
5.25%, 02/15/29[a]	3,302	4,399,915
5.38%, 02/15/31[a]	2,712	3,730,927
6.25%, 05/15/30[a]	1,455	2,143,955
6.63%, 02/15/27[a]	2,700	3,902,077
6.75%, 08/15/26[a]	6,356	9,174,586
7.13%, 02/15/23[a]	30,621	41,734,416
8.75%, 08/15/20	13,899	18,735,575

		1,352,324,563

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $1,353,709,613)		1,352,324,563

115

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. TREASURY BOND ETF

July 31, 2015

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 25.24%

MONEY MARKET FUNDS — 25.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[b,c,d]	290,347	$290,346,936
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[b,c,d]	32,802	32,802,314
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,c]	20,665	20,665,234

		343,814,484

TOTAL SHORT-TERM INVESTMENTS
(Cost: $343,814,484)		343,814,484

TOTAL INVESTMENTS IN SECURITIES — 124.52%
(Cost: $1,697,524,097)		1,696,139,047
Other Assets, Less Liabilities — (24.52)%		(333,958,605)

NET ASSETS — 100.00%		$1,362,180,442

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

116

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED GLOBAL EX USD HIGH YIELD BOND ETF

July 31, 2015

Security	Shares	Value

INVESTMENT COMPANIES — 99.31%

EXCHANGE-TRADED FUNDS — 99.31%
iShares Global ex USD High Yield Corporate Bond ETa	53,164	$2,489,670

		2,489,670

TOTAL INVESTMENT COMPANIES
(Cost: $2,506,948)		2,489,670

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[a,b]	1,239	1,239

		1,239

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,239)		1,239

TOTAL INVESTMENTS IN SECURITIES — 99.36%
(Cost: $2,508,187)		2,490,909
Other Assets, Less Liabilities — 0.64%		15,937

NET ASSETS — 100.00%		$2,506,846

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of July 31, 2015 were as follows:

Currency Purchased	Currency Sold	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
USD 76,557	CAD 99,000	09/03/2015	MS	$875
USD 2,167,456	EUR 1,959,000	09/03/2015	MS	15,187

				16,062

USD 249,719	GBP 160,000	09/03/2015	MS	(91)

				(91)

Net Unrealized Appreciation				$15,971

Counterparties:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

USD — United States Dollar

See accompanying notes to schedules of investments.

117

Schedule of Investments (Unaudited)

iSHARES® FINANCIALS BOND ETF

July 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 92.82%

BANKS — 61.50%
Bank of America Corp.
4.00%, 01/22/25	$100	$97,639
4.88%, 04/01/44	50	51,797
5.70%, 01/24/22	100	113,924
7.63%, 06/01/19	50	59,325
Series L
2.25%, 04/21/20	50	49,156
Bank of America N.A.
1.65%, 03/26/18	250	249,100
Bank of Montreal
2.55%, 11/06/22 (Call 10/06/22)	25	24,340
Bank of New York Mellon Corp. (The)
2.30%, 09/11/19 (Call 08/11/19)	100	100,226
3.25%, 09/11/24 (Call 08/11/24)	25	24,890
3.65%, 02/04/24 (Call 01/05/24)	25	25,814
Bank of Nova Scotia (The)
2.55%, 01/12/17	100	101,843
Barclays Bank PLC
2.50%, 02/20/19	200	201,615
BB&T Corp.
2.25%, 02/01/19 (Call 01/02/19)	25	25,089
2.45%, 01/15/20 (Call 12/15/19)	125	125,300
BNP Paribas SA
1.38%, 03/17/17	50	49,811
3.25%, 03/03/23	25	25,040
BPCE SA
2.25%, 01/27/20	250	248,709
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)	25	24,946
Capital One Financial Corp.
3.75%, 04/24/24 (Call 03/24/24)	50	49,353
Capital One N.A./Mclean VA
1.65%, 02/05/18 (Call 01/05/18)	250	248,053
Citigroup Inc.
1.35%, 03/10/17	100	99,745
2.40%, 02/18/20	150	148,581
3.88%, 03/26/25	100	96,774
4.45%, 01/10/17	38	39,642
5.30%, 05/06/44	50	52,143
5.88%, 01/30/42	50	58,711
Commonwealth Bank of Australia/New York NY
2.50%, 09/20/18	50	50,925
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.38%, 01/19/17	50	51,457
3.88%, 02/08/22	50	52,313
5.25%, 05/24/41	13	14,551
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20[a]	50	49,584
Credit Suisse/New York NY
5.40%, 01/14/20	175	193,212
Deutsche Bank AG/London
1.88%, 02/13/18	100	99,474
3.70%, 05/30/24	50	49,901
Fifth Third Bancorp
3.50%, 03/15/22 (Call 02/15/22)	13	13,147
4.30%, 01/16/24 (Call 12/16/23)	13	13,316

Security	Principal (000s)	Value

Goldman Sachs Group Inc. (The)
2.60%, 04/23/20 (Call 03/23/20)	$100	$99,857
3.50%, 01/23/25 (Call 10/23/24)	150	146,375
3.75%, 05/22/25 (Call 02/22/25)	50	49,811
4.00%, 03/03/24	100	101,774
4.80%, 07/08/44 (Call 01/08/44)	25	25,207
5.38%, 03/15/20	50	55,792
6.75%, 10/01/37	25	29,815
HSBC Holdings PLC
4.00%, 03/30/22	225	237,989
6.10%, 01/14/42	75	92,957
JPMorgan Chase & Co.
2.25%, 01/23/20 (Call 12/23/19)	200	197,126
3.13%, 01/23/25 (Call 10/23/24)	75	71,892
3.15%, 07/05/16	100	101,970
3.38%, 05/01/23	25	24,529
4.85%, 02/01/44	35	36,977
5.60%, 07/15/41	25	28,780
6.40%, 05/15/38	25	31,325
Series H
1.70%, 03/01/18 (Call 02/01/18)	50	49,825
KeyCorp
5.10%, 03/24/21	13	14,378
Lloyds Bank PLC
4.20%, 03/28/17	25	26,097
Morgan Stanley
1.88%, 01/05/18	100	100,013
2.65%, 01/27/20	250	250,611
4.30%, 01/27/45	25	23,732
4.35%, 09/08/26	85	84,804
5.00%, 11/24/25	50	52,777
6.38%, 07/24/42	25	30,937
National Australia Bank Ltd./New York
1.60%, 08/07/15	25	25,001
Northern Trust Corp.
2.38%, 08/02/22	13	12,606
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24[b]	25	25,263
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[b]	25	25,427
Royal Bank of Canada
1.50%, 01/16/18	75	74,839
Royal Bank of Scotland PLC (The)
5.63%, 08/24/20	88	99,385
State Street Corp.
3.30%, 12/16/24	50	49,576
Toronto-Dominion Bank (The)
1.63%, 03/13/18	125	125,113
2.38%, 10/19/16	25	25,457
U.S. Bancorp
2.20%, 04/25/19 (Call 03/25/19)	75	75,283
Series F
3.60%, 09/11/24 (Call 08/11/24)	75	75,252
UBS AG/Stamford CT
5.75%, 04/25/18	200	219,906
Wachovia Corp.
5.50%, 08/01/35	25	27,760
Wells Fargo & Co.
3.00%, 02/19/25	125	119,903
3.50%, 03/08/22	25	25,659
4.10%, 06/03/26	25	25,073
4.13%, 08/15/23	100	103,310

118

Schedule of Investments (Unaudited) (Continued)

iSHARES® FINANCIALS BOND ETF

July 31, 2015

Security	Principal (000s)	Value

4.60%, 04/01/21	$30	$32,824
5.61%, 01/15/44	50	55,498
Series N
2.15%, 01/30/20	100	99,185
Westpac Banking Corp.
1.60%, 01/12/18	100	99,667
2.25%, 01/17/19	50	50,179

		6,416,962
COMMERCIAL SERVICES — 0.24%
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)	25	24,803

		24,803
DIVERSIFIED FINANCIAL SERVICES — 8.11%
Air Lease Corp.
4.75%, 03/01/20	25	26,648
American Express Co.
2.65%, 12/02/22	50	47,972
American Express Credit Corp.
2.38%, 03/24/17	100	101,613
Ameriprise Financial Inc.
4.00%, 10/15/23	5	5,229
CME Group Inc./IL
5.30%, 09/15/43 (Call 03/15/43)	13	14,598
Credit Suisse USA Inc.
5.85%, 08/16/16	38	39,921
Discover Financial Services
3.85%, 11/21/22	13	12,751
General Electric Capital Corp.
1.60%, 11/20/17	13	13,055
2.20%, 01/09/20 (Call 12/09/19)	100	100,075
3.45%, 05/15/24 (Call 02/13/24)	25	25,602
4.65%, 10/17/21	13	14,329
5.63%, 05/01/18	25	27,632
5.88%, 01/14/38	50	61,296
Series A
6.75%, 03/15/32	150	198,934
HSBC Finance Corp.
6.68%, 01/15/21	50	57,980
International Lease Finance Corp.
7.13%, 09/01/18[a]	25	27,875
Invesco Finance PLC
4.00%, 01/30/24	13	13,468
Jefferies Group LLC
6.88%, 04/15/21	25	28,371
Nomura Holdings Inc.
6.70%, 03/04/20	25	29,218

		846,567
HEALTH CARE — SERVICES — 5.87%
Aetna Inc.
3.50%, 11/15/24 (Call 08/15/24)	75	73,101
4.13%, 11/15/42 (Call 05/15/42)	25	22,565
Anthem Inc.
3.50%, 08/15/24 (Call 05/15/24)	125	120,979
5.10%, 01/15/44	25	25,352
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	100	94,195
4.00%, 02/15/22 (Call 11/15/21)	35	35,929

Security	Principal (000s)	Value

Humana Inc.
4.95%, 10/01/44 (Call 04/01/44)	$10	$10,051
7.20%, 06/15/18	13	14,784
UnitedHealth Group Inc.
2.88%, 12/15/21	150	148,556
4.25%, 03/15/43 (Call 09/15/42)	10	9,612
6.88%, 02/15/38	25	33,070
Ventas Realty LP
3.75%, 05/01/24 (Call 02/01/24)	25	24,494

		612,688
HOLDING COMPANIES — DIVERSIFIED — 0.13%
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	13	13,355

		13,355
INSURANCE — 10.35%
ACE INA Holdings Inc.
3.15%, 03/15/25	50	48,476
4.15%, 03/13/43	13	12,591
Aflac Inc.
2.65%, 02/15/17	25	25,520
3.63%, 06/15/23	13	13,222
Alleghany Corp.
4.95%, 06/27/22	30	32,349
Allstate Corp. (The)
5.75%, 08/15/53 (Call 08/15/23)[c]	25	26,125
American International Group Inc.
4.38%, 01/15/55 (Call 07/15/54)	25	22,611
4.88%, 06/01/22	75	82,624
Aon Corp.
6.25%, 09/30/40	15	18,041
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	50	49,524
Assurant Inc.
4.00%, 03/15/23	13	13,037
AXA SA
8.60%, 12/15/30	13	17,225
Berkshire Hathaway Finance Corp.
5.75%, 01/15/40	13	15,402
Berkshire Hathaway Inc.
3.00%, 02/11/23	25	25,074
3.40%, 01/31/22	25	26,027
4.50%, 02/11/43	25	25,211
Chubb Corp. (The)
6.50%, 05/15/38	13	17,023
Fidelity National Financial Inc.
5.50%, 09/01/22	8	8,502
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	25	28,057
Infinity Property & Casualty Corp.
5.00%, 09/19/22	5	5,299
Lincoln National Corp.
8.75%, 07/01/19	25	30,593
Marsh & McLennan Companies Inc.
4.80%, 07/15/21 (Call 04/15/21)	35	38,645
MetLife Inc.
3.00%, 03/01/25	150	143,865
3.05%, 12/15/22	25	24,762
4.72%, 12/15/44	10	10,374
6.40%, 12/15/66 (Call 12/15/31)	25	27,625

119

Schedule of Investments (Unaudited) (Continued)

iSHARES® FINANCIALS BOND ETF

July 31, 2015

Security	Principal (000s)	Value

Principal Financial Group Inc.
3.30%, 09/15/22	$13	$12,954
Progressive Corp. (The)
3.75%, 08/23/21	25	26,686
Prudential Financial Inc.
3.50%, 05/15/24	125	124,005
5.63%, 06/15/43 (Call 06/15/23)[c]	25	25,750
5.80%, 11/16/41	25	28,439
Reinsurance Group of America Inc.
4.70%, 09/15/23	13	13,805
Travelers Companies Inc. (The)
4.60%, 08/01/43	10	10,408
Voya Financial Inc.
2.90%, 02/15/18	25	25,611
XLIT Ltd.
4.45%, 03/31/25	10	9,933
5.75%, 10/01/21	13	14,848

		1,080,243
REAL ESTATE INVESTMENT TRUSTS — 6.57%
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	13	12,708
Boston Properties LP
3.85%, 02/01/23 (Call 11/01/22)	50	51,352
DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)	13	12,481
3.63%, 02/01/25 (Call 11/01/24)	25	23,929
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/01/22)	13	12,694
Duke Realty LP
3.75%, 12/01/24 (Call 09/01/24)	25	24,600
4.38%, 06/15/22 (Call 03/15/22)	13	13,584
EPR Properties
5.25%, 07/15/23 (Call 04/15/23)	13	13,538
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	25	27,239
Essex Portfolio LP
3.50%, 04/01/25 (Call 01/01/25)	50	48,376
HCP Inc.
3.40%, 02/01/25 (Call 11/01/24)	75	69,915
5.38%, 02/01/21 (Call 11/03/20)	13	14,331
Health Care REIT Inc.
4.50%, 01/15/24 (Call 10/15/23)	25	25,857
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	13	13,622
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	13	12,473
Liberty Property LP
4.13%, 06/15/22 (Call 03/15/22)	13	13,203
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)[a]	25	23,997
Prologis LP
4.25%, 08/15/23 (Call 05/15/23)	50	51,553
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	13	12,548
Select Income REIT
4.50%, 02/01/25 (Call 11/01/24)	25	24,237
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)	125	126,210
4.25%, 10/01/44 (Call 04/01/44)	10	9,649

Security	Principal or Shares (000s)	Value

Ventas Realty LP
3.50%, 02/01/25 (Call 11/01/24)	$50	$47,826

		685,922
TRUCKING & LEASING — 0.05%
GATX Corp.
5.20%, 03/15/44 (Call 09/15/43)	5	5,230

		5,230

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,646,734)		9,685,770

SHORT-TERM INVESTMENTS — 8.20%

MONEY MARKET FUNDS — 8.20%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,d]	856	855,597

		855,597

TOTAL SHORT-TERM INVESTMENTS
(Cost: $855,597)		855,597

TOTAL INVESTMENTS IN SECURITIES — 101.02%
(Cost: $10,502,331)		10,541,367
Other Assets, Less Liabilities — (1.02)%		(106,677)

NET ASSETS — 100.00%		$10,434,690

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Affiliated issuer. See Note 2.
[c]	Variable rate security. Rate shown is as of report date.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

120

Schedule of Investments (Unaudited)

iSHARES® FLOATING RATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES[a] — 91.10%

AEROSPACE & DEFENSE — 0.18%
Boeing Co. (The)
0.42%, 10/30/17	$2,390	$2,383,365
Rockwell Collins Inc.
0.64%, 12/15/16	4,000	3,998,644

		6,382,009
AGRICULTURE — 0.14%
BAT International Finance PLC
0.80%, 06/15/18[b,c]	5,000	4,997,060

		4,997,060
AUTO MANUFACTURERS — 4.84%
American Honda Finance Corp.
0.41%, 09/02/16	4,750	4,749,663
0.46%, 07/14/17[c]	9,125	9,121,998
0.60%, 12/11/17	5,000	5,012,490
0.66%, 05/26/16[b]	13,850	13,882,658
0.78%, 10/07/16[c]	4,536	4,553,527
Daimler Finance North America LLC
0.58%, 03/02/17[b,c]	3,000	2,999,910
0.62%, 08/01/17[b]	12,300	12,285,437
0.63%, 03/10/17[b]	4,800	4,778,390
0.70%, 03/02/18[b]	6,000	5,984,544
0.96%, 08/01/16[b]	5,390	5,407,517
Ford Motor Credit Co. LLC
0.91%, 03/27/17	7,400	7,371,991
1.19%, 06/15/18	600	600,323
General Motors Financial Co. Inc.
1.64%, 04/10/18	3,000	3,004,548
Nissan Motor Acceptance Corp.
0.83%, 03/03/17[b]	5,000	5,006,965
0.98%, 09/26/16[b]	5,200	5,220,166
Toyota Motor Credit Corp.
0.38%, 09/23/16	7,200	7,196,890
0.43%, 01/07/16	4,745	4,746,865
0.44%, 09/18/15	3,500	3,500,626
0.48%, 05/16/17	4,000	3,993,532
0.57%, 05/17/16	2,100	2,103,914
0.61%, 01/12/18	4,529	4,522,016
0.66%, 03/12/20	17,000	16,823,370
Volkswagen Group of America Finance LLC
0.45%, 11/23/15[b]	1,000	1,000,320
0.56%, 11/22/16[b]	5,000	4,999,285
0.65%, 05/23/17[b]	8,600	8,581,226
0.72%, 11/20/17[b]	11,775	11,785,350
0.75%, 05/22/18[b]	3,000	2,999,127
Volkswagen International Finance NV
0.61%, 11/18/15[b]	1,500	1,501,163
0.72%, 11/18/16[b]	6,600	6,609,973

		170,343,784

Security	Principal (000s)	Value

BANKS — 55.61%
Abbey National Treasury Services PLC/London
0.80%, 03/13/17	$3,200	$3,196,701
ABN AMRO Bank NV
1.09%, 10/28/16[b]	22,250	22,335,440
American Express Bank FSB
0.49%, 06/12/17	4,634	4,606,747
American Express Centurion Bank
0.73%, 11/13/15	7,475	7,481,115
Australia & New Zealand Banking Group Ltd.
0.47%, 07/15/16[b]	3,000	3,001,653
0.66%, 01/10/17[b]	5,000	5,005,150
0.73%, 01/16/18[b]	3,300	3,295,680
Australia & New Zealand Banking Group Ltd./New York NY
0.83%, 05/15/18	13,000	13,035,594
Banco Santander Chile
1.19%, 04/11/17[b]	10,000	9,952,170
1.89%, 01/19/16[b]	3,000	3,001,500
Bank Nederlandse Gemeenten NV
0.36%, 07/14/17[b]	19,738	19,737,210
0.46%, 07/18/16[b]	13,100	13,115,458
Bank of America Corp.
0.55%, 10/14/16	5,990	5,958,451
0.60%, 08/15/16	2,305	2,294,397
0.83%, 05/02/17	7,500	7,444,537
0.89%, 08/25/17	2,100	2,096,073
1.10%, 03/22/16	6,200	6,208,401
1.15%, 04/01/19	2,600	2,609,958
1.33%, 01/15/19	12,000	12,103,812
1.35%, 03/22/18	14,900	15,023,148
Bank of America N.A.
0.57%, 06/15/16	20,400	20,340,697
0.59%, 06/15/17	16,525	16,408,829
0.73%, 06/05/17	1,000	1,000,347
0.75%, 11/14/16	10,500	10,497,175
0.75%, 02/14/17[c]	5,500	5,493,257
Bank of Montreal
0.53%, 09/24/15	10,000	10,002,450
0.54%, 07/14/17	2,170	2,163,855
0.76%, 09/11/15	3,900	3,901,517
0.81%, 07/15/16	6,750	6,772,484
0.88%, 04/09/18[c]	12,500	12,525,987
0.91%, 07/31/18	10,000	10,002,940
Bank of New York Mellon Corp. (The)
0.51%, 03/04/16[c]	3,125	3,128,391
0.52%, 10/23/15	3,331	3,332,732
0.66%, 05/22/18	5,000	4,984,700
0.84%, 08/01/18	3,000	3,005,310
Series 1
0.72%, 03/06/18	2,295	2,294,959
Bank of Nova Scotia (The)
0.60%, 04/11/17	5,200	5,188,035
0.67%, 09/11/15	4,700	4,702,063
0.69%, 03/15/16	3,950	3,956,174
0.71%, 12/13/16	4,500	4,507,605
0.76%, 06/11/18	5,000	5,004,125
0.81%, 07/15/16	11,450	11,487,052
Bank of Tokyo-Mitsubishi UFJ Ltd.(The)
0.59%, 09/08/17[b]	6,400	6,381,011
0.69%, 03/10/17[b]	9,400	9,378,596
0.73%, 02/26/16[b]	5,935	5,939,226
0.83%, 03/05/18[b]	6,120	6,097,968

121

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

0.89%, 09/09/16[b]	$5,900	$5,910,644
Banque Federative du Credit Mutuel SA
1.14%, 10/28/16[b,c]	6,500	6,529,315
1.14%, 01/20/17[b,c]	6,400	6,437,203
Barclays Bank PLC
0.82%, 12/09/16	1,180	1,179,775
0.86%, 02/17/17[c]	6,600	6,579,784
BB&T Corp.
0.94%, 02/01/19 (Call 01/02/19)	2,600	2,600,892
1.15%, 06/15/18 (Call 05/15/18)	3,500	3,521,592
BNP Paribas SA
0.74%, 05/07/17	7,000	6,988,737
0.76%, 03/17/17	5,750	5,757,843
0.88%, 12/12/16	6,500	6,517,154
BPCE SA
1.13%, 02/10/17[c]	8,700	8,740,411
1.55%, 04/25/16[c]	12,850	12,927,768
Branch Banking & Trust Co.
0.61%, 09/13/16	13,000	12,960,116
Canadian Imperial Bank of Commerce/Canada
0.81%, 07/18/16	3,055	3,066,135
Citigroup Inc.
0.55%, 06/09/16[c]	15,490	15,416,918
0.77%, 08/14/17[c]	4,800	4,772,083
0.82%, 03/10/17[c]	17,200	17,150,000
0.95%, 11/15/16	3,000	3,007,011
0.98%, 11/24/17	15,000	14,992,590
0.99%, 04/27/18	16,600	16,536,903
1.05%, 04/08/19[c]	7,200	7,183,584
1.07%, 04/01/16[c]	15,200	15,222,374
1.26%, 07/25/16	6,700	6,722,726
1.97%, 05/15/18[c]	14,690	15,050,963
Commonwealth Bank of Australia
0.48%, 06/03/16[b]	5,400	5,401,949
0.49%, 12/04/15[b]	14,500	14,506,960
0.55%, 09/08/17[b]	5,000	4,997,600
0.69%, 03/12/18[b]	8,000	7,985,248
0.78%, 09/20/16[b,c]	6,475	6,496,374
1.09%, 09/18/15[b]	14,150	14,164,348
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
0.62%, 04/28/17[c]	2,100	2,100,746
0.77%, 03/18/16[c]	13,600	13,631,158
Credit Agricole SA/London
1.09%, 04/15/19[b]	19,650	19,632,924
1.45%, 04/15/16[b]	8,105	8,148,994
Credit Suisse/New York NY
0.59%, 03/11/16	10,000	9,993,910
0.77%, 05/26/17	15,070	15,026,146
0.98%, 01/29/18	2,500	2,495,425
0.98%, 04/27/18	5,000	4,983,665
DBS Group Holdings Ltd.
0.79%, 07/16/19[b]	5,000	4,997,370
Deutsche Bank AG/London
0.75%, 05/30/17	13,000	12,922,143
0.89%, 02/13/17	6,050	6,038,039
0.96%, 02/13/18	5,500	5,479,452
Dexia Credit Local SA/New York NY
0.58%, 11/13/15[b]	13,750	13,756,545
0.66%, 11/07/16[b]	19,000	19,047,481
0.69%, 01/11/17[b]	10,585	10,616,099
Fifth Third Bank/Cincinnati OH
0.69%, 02/26/16 (Call 01/26/16)	6,000	5,999,562
0.79%, 11/18/16 (Call 10/18/16)	6,750	6,750,101

Security	Principal (000s)	Value

Goldman Sachs Group Inc. (The)
0.73%, 03/22/16	$44,465	$44,438,899
0.90%, 06/04/17[c]	1,250	1,247,828
0.95%, 05/22/17	7,000	6,998,649
1.09%, 12/15/17	10,000	10,015,620
1.31%, 10/23/19[c]	10,000	10,076,610
1.37%, 11/15/18	28,750	28,924,800
1.45%, 04/23/20 (Call 03/23/20)	14,470	14,594,109
1.50%, 04/30/18	22,200	22,407,725
Hana Bank
1.40%, 11/09/16[b]	700	702,666
HSBC Bank PLC
0.91%, 05/15/18[b,c]	3,500	3,496,140
HSBC USA Inc.
0.62%, 11/13/17	3,000	2,991,177
0.73%, 03/03/17	4,400	4,392,274
0.89%, 11/13/19	3,000	2,988,675
1.16%, 09/24/18	4,800	4,818,898
ING Bank NV
0.97%, 10/01/19[b]	11,000	10,923,033
1.23%, 03/07/16[b]	9,150	9,183,150
1.92%, 09/25/15[b,c]	11,500	11,522,965
JPMorgan Chase & Co.
0.79%, 02/15/17	29,600	29,563,474
0.85%, 04/25/18	2,500	2,489,553
0.90%, 02/26/16[c]	24,050	24,083,333
0.92%, 01/28/19[c]	18,400	18,347,174
0.95%, 10/15/15	13,100	13,112,458
1.20%, 01/25/18[c]	29,875	30,071,906
1.25%, 01/23/20	20,500	20,635,874
JPMorgan Chase Bank N.A.
0.69%, 06/14/17	6,000	5,998,746
0.70%, 06/02/17 (Call 06/02/16)	1,100	1,099,544
KfW
0.20%, 10/30/15	10,000	9,999,760
Kookmin Bank
1.17%, 01/27/17[d]	1,000	1,003,613
1.54%, 10/11/16[b]	10,100	10,178,457
Korea Development Bank (The)
0.92%, 01/22/17	14,000	13,993,266
Landwirtschaftliche Rentenbank
0.49%, 03/15/16[b]	6,000	6,005,550
Lloyds Bank PLC
0.83%, 05/14/18	10,000	9,980,770
Macquarie Bank Ltd.
0.74%, 06/15/16[b]	6,955	6,963,297
0.93%, 10/27/17[b]	5,000	4,992,600
1.07%, 03/24/17[b]	4,500	4,515,633
1.41%, 07/29/20	10,000	10,012,080
Manufacturers & Traders Trust Co.
0.58%, 03/07/16	6,000	5,997,726
0.60%, 07/25/17[c]	3,500	3,483,725
Mizuho Bank Ltd.
0.72%, 04/16/17[b]	5,000	4,991,735
0.73%, 09/25/17[b]	9,000	8,966,754
0.92%, 03/26/18[b]	3,000	3,006,132
Morgan Stanley
0.74%, 10/18/16	4,715	4,705,231
0.77%, 10/15/15	6,254	6,256,789
1.03%, 07/23/19	7,000	6,952,918
1.14%, 01/24/19[c]	8,532	8,530,874
1.27%, 06/16/20[c]	15,000	15,006,705
1.44%, 01/27/20	6,000	6,056,754

122

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

1.53%, 02/25/16[c]	$14,500	$14,560,131
1.58%, 04/25/18[c]	14,271	14,473,077
MUFG Union Bank N.A.
1.03%, 09/26/16	10,490	10,520,222
National Australia Bank Ltd.
0.56%, 06/30/17[b]	5,000	4,984,165
0.65%, 03/17/17[b]	3,000	3,005,544
0.71%, 12/02/16[b]	11,200	11,230,878
0.93%, 07/23/18[b]	5,000	4,996,970
National Australia Bank Ltd./New York
0.85%, 07/25/16[c]	17,350	17,415,739
1.41%, 08/07/15	7,100	7,100,398
National City Bank/Cleveland OH
0.65%, 06/07/17	7,550	7,514,251
Nederlandse Waterschapsbank NV
0.37%, 11/04/15[b]	12,000	12,001,476
0.49%, 10/18/16[b]	17,365	17,396,222
0.51%, 02/14/18[b]	19,250	19,331,889
Nordea Bank AB
0.64%, 04/04/17[b]	1,950	1,951,712
0.74%, 05/13/16[b]	9,050	9,069,467
PNC Bank N.A.
0.58%, 08/01/17 (Call 08/01/16)[e]	700	699,309
0.70%, 06/01/18[e]	825	823,377
Royal Bank of Canada
0.53%, 06/16/17	3,350	3,346,010
0.54%, 02/03/17	7,000	6,999,958
0.55%, 10/13/17	6,900	6,876,602
0.62%, 01/23/17	16,100	16,112,011
0.65%, 03/08/16	10,515	10,531,813
0.74%, 09/09/16	19,650	19,711,387
0.80%, 03/06/20	2,425	2,427,098
0.82%, 03/15/19	10,750	10,772,188
Royal Bank of Scotland Group PLC
1.22%, 03/31/17	3,200	3,196,515
Shinhan Bank
0.93%, 04/08/17[d]	5,000	4,995,240
Standard Chartered PLC
0.62%, 09/08/17[b]	6,000	5,956,194
Sumitomo Mitsui Banking Corp.
0.61%, 07/11/17	3,000	2,990,412
0.71%, 01/10/17	10,000	9,981,870
0.87%, 01/16/18[c]	6,750	6,735,278
0.96%, 07/19/16	7,250	7,268,176
1.03%, 07/23/18	5,000	5,010,115
Sumitomo Mitsui Trust Bank Ltd.
1.06%, 09/16/16[b]	8,750	8,767,894
Suncorp-Metway Ltd.
0.98%, 03/28/17[b]	3,800	3,799,605
SunTrust Bank/Atlanta GA
0.57%, 08/24/15	1,000	999,933
0.71%, 02/15/17 (Call 01/15/17)	6,620	6,613,102
Svenska Handelsbanken AB
0.73%, 03/21/16	15,065	15,095,763
0.75%, 09/23/16	15,250	15,288,460
Toronto-Dominion Bank(The)
0.46%, 07/13/16	17,250	17,250,690
0.48%, 11/06/15	13,400	13,407,089
0.52%, 05/02/17	3,280	3,273,755
0.54%, 01/06/17	15,000	14,994,345
0.72%, 07/02/19	10,500	10,438,407
0.74%, 09/09/16	19,600	19,665,523
0.84%, 11/05/19	5,000	4,991,670

Security	Principal (000s)	Value

Series 1
0.85%, 04/30/18	$7,000	$7,001,561
U.S. Bancorp
0.76%, 11/15/18 (Call 10/15/18)	9,700	9,715,530
U.S. Bank N.A./Cincinnati OH
0.42%, 04/22/16 (Call 03/22/16)	19,900	19,915,602
0.53%, 01/30/17 (Call 12/30/16)[c]	13,650	13,640,131
0.60%, 01/26/18 (Call 12/26/17)[c]	3,000	3,001,131
UBS AG/Stamford CT
0.66%, 08/14/17	3,750	3,740,903
0.78%, 09/26/16	5,000	5,005,465
0.84%, 06/01/17	5,000	4,997,215
0.92%, 08/14/19	6,000	5,973,918
0.98%, 03/26/18	13,900	13,924,756
Wachovia Corp.
0.56%, 06/15/17[c]	24,250	24,150,987
0.64%, 10/28/15	6,250	6,250,675
0.66%, 10/15/16	21,960	21,900,181
Wells Fargo & Co.
0.49%, 10/28/15	8,900	8,902,341
0.54%, 09/08/17	5,750	5,721,020
0.58%, 06/02/17	6,500	6,480,812
0.76%, 04/22/19	8,000	7,957,936
0.82%, 07/20/16	17,300	17,354,997
0.92%, 04/23/18[c]	8,545	8,560,672
1.18%, 07/22/20	2,000	2,010,536
Series N
0.98%, 01/30/20	2,500	2,494,528
Wells Fargo Bank N.A.
0.43%, 06/02/16	24,290	24,298,356
0.49%, 05/16/16	15,200	15,163,170
0.55%, 06/15/17 (Call 06/15/16)	5,100	5,091,146
0.62%, 03/15/16	3,375	3,372,681
Westpac Banking Corp.
0.61%, 05/19/17[c]	3,300	3,301,069
0.65%, 12/01/17	5,000	4,990,545
0.71%, 11/25/16	12,450	12,481,884
0.71%, 05/25/18	13,761	13,753,198
1.04%, 09/25/15	8,100	8,108,181
1.04%, 07/30/18	6,930	6,953,811

		1,958,457,957
BEVERAGES — 0.78%
Anheuser-Busch InBev Finance Inc.
0.49%, 01/27/17	1,918	1,914,354
0.68%, 02/01/19[c]	1,450	1,442,332
Coca-Cola Co. (The)
0.38%, 11/01/16	5,850	5,850,725
PepsiCo Inc.
0.49%, 02/26/16[c]	11,200	11,212,197
SABMiller Holdings Inc.
0.97%, 08/01/18[b]	7,000	6,995,821

		27,415,429
BIOTECHNOLOGY — 0.25%
Amgen Inc.
0.66%, 05/22/17	5,883	5,875,458
0.88%, 05/22/19	2,850	2,845,657

		8,721,115

123

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

BUILDING MATERIALS — 0.04%
Martin Marietta Materials Inc.
1.38%, 06/30/17	$1,280	$1,275,830

		1,275,830
CHEMICALS — 0.12%
Monsanto Co.
0.48%, 11/07/16	4,100	4,087,187

		4,087,187
COMPUTERS — 2.46%
Apple Inc.
0.33%, 05/03/16[c]	9,700	9,702,881
0.33%, 05/12/17	3,000	2,999,979
0.35%, 05/05/17	2,400	2,399,578
0.53%, 05/03/18	18,700	18,720,364
0.53%, 02/07/20	4,000	3,978,692
0.58%, 05/06/19	14,190	14,216,308
0.58%, 05/06/20	5,000	4,981,275
Hewlett-Packard Co.
1.23%, 01/14/19	9,050	8,931,056
International Business Machines Corp.
0.35%, 02/05/16	9,500	9,502,242
0.65%, 02/12/19[c]	11,170	11,169,844

		86,602,219
COSMETICS & PERSONAL CARE — 0.20%
Procter & Gamble Co. (The)
0.36%, 11/04/16[c]	4,900	4,902,440
0.55%, 11/01/19	2,000	1,994,984

		6,897,424
DISTRIBUTION & WHOLESALE — 0.16%
Glencore Funding LLC
1.65%, 01/15/19[b]	5,780	5,741,072

		5,741,072
DIVERSIFIED FINANCIAL SERVICES — 7.24%
American Express Co.
0.87%, 05/22/18	6,000	5,976,816
American Express Credit Corp.
0.55%, 06/05/17	6,000	5,972,544
0.58%, 09/22/17	5,000	4,968,965
0.76%, 08/15/19[c]	4,600	4,565,436
0.80%, 07/29/16	7,000	7,009,632
0.84%, 03/18/19[c]	6,400	6,365,376
0.91%, 07/31/18 (Call 06/30/18)	7,000	7,002,058
1.01%, 05/26/20 (Call 04/25/20)	5,000	4,988,210
Bear Stearns Companies Inc. (The)
0.67%, 11/21/16	25,680	25,659,482
Caisse Centrale Desjardins
0.57%, 10/29/15[b]	6,835	6,836,914
0.64%, 09/12/17[b]	4,000	3,991,352
Citigroup Inc.
1.18%, 07/30/18	10,000	10,011,490
Ford Motor Credit Co. LLC
0.85%, 12/06/17	5,000	4,960,870

Security	Principal (000s)	Value

1.07%, 01/17/17	$7,100	$7,087,681
1.21%, 11/04/19	3,000	2,985,165
1.22%, 01/09/18	8,316	8,323,351
1.53%, 05/09/16	8,300	8,337,068
Series 1
1.12%, 03/12/19	6,250	6,203,519
General Electric Capital Corp.
0.44%, 02/15/17	986	984,985
0.48%, 01/08/16	7,500	7,504,627
0.48%, 05/11/16	8,792	8,801,724
0.52%, 01/14/16[c]	4,045	4,047,391
0.55%, 05/15/17 (Call 04/13/17)[c]	15,398	15,422,175
0.55%, 08/07/18[c]	2,000	1,995,260
0.56%, 01/09/17	17,440	17,465,724
0.80%, 01/14/19[c]	10,000	9,995,460
0.88%, 01/08/16	6,250	6,265,500
0.89%, 12/11/15	8,100	8,116,791
0.90%, 01/09/20 (Call 12/09/19)	8,846	8,860,560
0.94%, 07/12/16	2,601	2,614,213
0.99%, 04/02/18[c]	4,000	4,035,676
1.15%, 05/09/16	6,640	6,681,341
HSBC Finance Corp.
0.71%, 06/01/16	4,627	4,620,138
Hyundai Capital Services Inc.
1.09%, 03/18/17[c,d]	1,700	1,704,223
1.09%, 03/18/17[b,c]	5,865	5,879,569
Macquarie Group Ltd.
1.30%, 01/31/17[b]	5,080	5,106,208
Nomura Holdings Inc.
1.74%, 09/13/16	3,550	3,572,894

		254,920,388
ELECTRIC — 0.48%
Duke Energy Progress Inc.
0.48%, 11/20/17	7,000	6,964,825
Electricite de France SA
0.75%, 01/20/17[b]	10,000	10,009,000

		16,973,825
ELECTRONICS — 0.12%
Honeywell International Inc.
0.33%, 11/17/15	4,200	4,200,941

		4,200,941
FOOD — 0.68%
ConAgra Foods Inc.
0.66%, 07/21/16	8,200	8,176,015
General Mills Inc.
0.49%, 01/28/16	5,000	4,994,035
0.59%, 01/29/16[c]	1,500	1,498,988
Kroger Co. (The)
0.82%, 10/17/16	6,162	6,162,240
Mondelez International Inc.
0.80%, 02/01/19	3,300	3,263,931

		24,095,209

124

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

HEALTH CARE — PRODUCTS — 0.21%
Becton Dickinson and Co.
0.74%, 06/15/16	$7,383	$7,383,687

		7,383,687
HEALTH CARE — SERVICES — 0.51%
Roche Holdings Inc.
0.37%, 09/29/17[b]	4,000	3,990,176
0.62%, 09/30/19[b,c]	6,900	6,896,446
UnitedHealth Group Inc.
0.74%, 01/17/17	7,000	7,005,901

		17,892,523
HOUSEHOLD PRODUCTS & WARES — 0.11%
Kimberly-Clark Corp.
0.33%, 05/19/16	3,975	3,975,183

		3,975,183
INSURANCE — 2.30%
Berkshire Hathaway Finance Corp.
0.40%, 08/14/17	2,000	2,000,174
0.43%, 01/10/17	4,000	4,002,420
0.46%, 01/13/17[c]	5,200	5,202,475
0.59%, 01/12/18	8,000	7,999,224
Jackson National Life Global Funding
0.63%, 09/30/15[b]	6,750	6,752,268
Metropolitan Life Global Funding I
0.41%, 06/23/16[b]	8,900	8,897,464
0.49%, 07/14/16[b]	15,000	15,005,610
0.66%, 04/10/17[b]	8,950	8,965,322
0.82%, 07/15/16[b]	3,250	3,263,283
New York Life Global Funding
0.64%, 05/23/16[b]	9,500	9,521,935
Principal Life Global Funding II
0.65%, 05/27/16[b]	5,250	5,259,655
Prudential Financial Inc.
1.05%, 08/15/18	4,000	4,016,652

		80,886,482
INTERNET — 0.44%
Alibaba Group Holding Ltd.
0.81%, 11/28/17[b]	6,625	6,591,424
eBay Inc.
0.49%, 07/28/17	3,878	3,824,325
0.76%, 08/01/19	5,400	5,279,796

		15,695,545
IRON & STEEL — 0.14%
Glencore Funding LLC
1.44%, 05/27/16[b]	5,000	5,000,680

		5,000,680
MACHINERY — 0.76%
Caterpillar Financial Services Corp.
0.46%, 06/09/17	1,120	1,117,305
0.52%, 02/26/16[c]	2,950	2,952,283

Security	Principal (000s)	Value

John Deere Capital Corp.
0.38%, 02/25/16	$2,750	$2,750,608
0.39%, 04/12/16	1,450	1,450,492
0.40%, 12/10/15	5,000	5,000,725
0.51%, 12/15/17	5,000	4,995,475
0.58%, 10/11/16	3,400	3,404,903
0.58%, 01/16/18	5,000	4,989,805

		26,661,596
MANUFACTURING — 0.12%
Tyco Electronics Group SA
0.49%, 01/29/16	4,200	4,197,976

		4,197,976
MEDIA — 0.28%
NBCUniversal Enterprise Inc.
0.83%, 04/15/16[b]	3,800	3,806,935
0.97%, 04/15/18[b,c]	6,200	6,205,648

		10,012,583
MINING — 0.33%
Anglo American Capital PLC
1.24%, 04/15/16[b]	2,000	1,999,866
BHP Billiton Finance USA Ltd.
0.53%, 09/30/16	5,240	5,238,999
Rio Tinto Finance USA PLC
1.12%, 06/17/16	4,500	4,505,648

		11,744,513
OIL & GAS — 5.39%
BP Capital Markets PLC
0.61%, 11/06/15	6,170	6,172,795
0.70%, 11/07/16	5,100	5,106,355
0.70%, 02/13/18	7,000	6,971,356
0.79%, 05/10/18	3,400	3,388,868
0.91%, 09/26/18[c]	1,200	1,202,887
Canadian Natural Resources Ltd.
0.66%, 03/30/16	3,150	3,144,664
Chevron Corp.
0.38%, 11/09/16[c]	4,000	4,000,400
0.38%, 02/22/17	4,000	3,995,896
0.44%, 11/15/17	6,623	6,618,337
0.45%, 03/02/18	11,100	11,057,154
0.68%, 11/15/19	2,100	2,102,600
CNPC General Capital Ltd.
1.18%, 05/14/17[d]	11,000	11,001,705
Devon Energy Corp.
0.83%, 12/15/16	4,750	4,698,600
Exxon Mobil Corp.
0.33%, 03/15/17[c]	4,100	4,095,691
0.33%, 03/01/18	3,000	2,991,462
0.44%, 03/15/19	9,000	8,973,477
Petrobras Global Finance BV
1.90%, 05/20/16	8,000	7,880,000
2.43%, 01/15/19	14,181	12,870,676
2.64%, 03/17/17	4,600	4,434,400
Petroleos Mexicanos
2.31%, 07/18/18[c]	4,300	4,398,900

125

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

July 31, 2015

Security	Principal (000s)	Value

Shell International Finance BV
0.35%, 11/10/15	$3,000	$3,000,345
0.48%, 11/15/16	4,202	4,207,282
0.73%, 05/11/20	15,000	14,964,885
Sinopec Group Overseas Development 2014 Ltd.
1.06%, 04/10/17[b]	14,691	14,672,049
1.20%, 04/10/19[b]	10,000	9,980,780
Statoil ASA
0.48%, 11/09/17	1,620	1,613,447
0.56%, 05/15/18	14,730	14,636,965
0.74%, 11/08/18	2,260	2,258,536
Total Capital Canada Ltd.
0.67%, 01/15/16	3,250	3,254,904
Total Capital International SA
0.85%, 08/10/18	6,100	6,118,117

		189,813,533
PHARMACEUTICALS — 1.96%
AbbVie Inc.
1.04%, 11/06/15	5,200	5,206,297
Actavis Funding SCS
1.37%, 03/12/18	3,300	3,302,389
1.54%, 03/12/20	3,450	3,465,936
Baxalta Inc.
1.06%, 06/22/18[b]	6,000	6,011,742
Bayer U.S. Finance LLC
0.56%, 10/06/17[b]	7,000	6,976,564
Johnson & Johnson
0.36%, 11/28/16[c]	8,308	8,308,673
McKesson Corp.
0.68%, 09/10/15	3,718	3,717,781
Merck & Co. Inc.
0.40%, 02/10/17	3,000	2,999,298
0.47%, 05/18/16	7,200	7,206,955
0.64%, 05/18/18[c]	4,800	4,813,200
0.65%, 02/10/20	5,000	4,976,700
Pfizer Inc.
0.42%, 05/15/17[c]	4,000	4,000,620
0.59%, 06/15/18[c]	8,000	7,990,808

		68,976,963
PIPELINES — 0.52%
Enbridge Inc.
0.73%, 06/02/17[c]	5,220	5,160,539
0.93%, 10/01/16	5,250	5,231,541
TransCanada PipeLines Ltd.
0.96%, 06/30/16	3,000	3,003,627
1.08%, 01/12/18	5,000	5,005,540

		18,401,247
RETAIL — 0.31%
Lowe’s Companies Inc.
0.70%, 09/10/19	1,200	1,200,887
Walgreens Boots Alliance Inc.
0.73%, 05/18/16	9,760	9,754,407

		10,955,294
SOFTWARE — 0.45%
Oracle Corp.
0.48%, 07/07/17	4,800	4,800,331

Security	Principal (000s)	Value

0.79%, 10/08/19	$3,315	$3,333,687
0.87%, 01/15/19	7,650	7,696,366

		15,830,384
TELECOMMUNICATIONS — 3.65%
America Movil SAB de CV
1.29%, 09/12/16	12,349	12,396,865
AT&T Inc.
0.66%, 02/12/16	8,175	8,168,852
0.96%, 03/11/19[c]	7,250	7,249,572
1.19%, 11/27/18	1,840	1,845,893
1.21%, 06/30/20[c]	5,000	5,021,420
Cisco Systems Inc.
0.33%, 09/03/15	2,000	2,000,016
0.56%, 03/03/17	18,670	18,698,304
0.59%, 06/15/18	7,000	6,985,965
0.78%, 03/01/19	2,900	2,911,197
Telefonica Emisiones SAU
0.93%, 06/23/17[c]	5,100	5,087,179
Verizon Communications Inc.
0.68%, 06/09/17[c]	7,800	7,766,678
1.05%, 06/17/19	10,000	9,991,610
1.82%, 09/15/16	9,283	9,389,977
2.04%, 09/14/18[c]	22,000	22,684,310
Vodafone Group PLC
0.66%, 02/19/16[c]	8,200	8,190,513

		128,388,351
TRANSPORTATION — 0.32%
Canadian National Railway Co.
0.45%, 11/14/17	3,000	2,989,731
0.48%, 11/06/15	2,450	2,449,434
Network Rail Infrastructure Finance PLC
0.29%, 02/13/17[b]	6,000	5,998,086

		11,437,251

TOTAL CORPORATE BONDS & NOTES
(Cost: $3,211,469,286)		3,208,365,240

FOREIGN GOVERNMENT OBLIGATIONS[f] — 7.46%

CANADA — 0.15%
Province of Ontario Canada
0.33%, 08/13/15	5,100	5,099,964

		5,099,964
JAPAN — 0.24%
Japan Bank for International Cooperation/Japan
0.64%, 11/13/18[c]	8,500	8,546,767

		8,546,767
NORWAY — 1.98%
Kommunalbanken AS
0.35%, 03/17/20[b]	5,000	4,997,535
0.37%, 03/18/16[b]	7,600	7,600,289
0.40%, 05/02/17[b]	14,000	14,019,446
0.41%, 05/02/19[b]	10,000	9,996,290
0.43%, 10/31/16[b]	11,900	11,907,331

126

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE BOND ETF

July 31, 2015

Security	Principal or Shares (000s)	Value

0.46%, 02/20/18[b]	$6,900	$6,921,990
0.66%, 03/27/17[b]	14,300	14,378,564

		69,821,445
SOUTH KOREA — 0.30%
Export-Import Bank of Korea
1.04%, 01/14/17	10,316	10,354,706
1.13%, 09/17/16	250	250,850

		10,605,556
SUPRANATIONAL — 3.74%
Asian Development Bank
0.20%, 05/13/16	5,000	4,999,210
0.28%, 06/25/19	10,000	9,991,300
0.29%, 07/10/19	2,000	1,999,600
0.31%, 02/28/18	5,000	4,997,220
Inter-American Development Bank
0.20%, 10/15/17	7,000	7,002,086
0.21%, 06/12/17[c]	7,010	7,009,951
0.23%, 02/11/16	4,200	4,200,861
0.23%, 11/26/18	19,000	19,006,023
0.27%, 10/15/15	9,600	9,600,902
0.28%, 12/12/16	13,000	13,014,378
0.28%, 10/15/19	10,000	9,999,600
0.32%, 09/12/18[c]	7,000	7,012,215
1.00%, 07/15/20	5,000	5,000,000
International Bank for Reconstruction & Development
0.19%, 08/07/15	6,300	6,300,019
International Finance Corp.
0.19%, 08/27/15	4,700	4,699,887
0.21%, 08/01/16	14,900	14,895,590
0.21%, 02/02/18	3,884	3,883,037
International Finance Facility for Immunisation
0.47%, 07/05/16[b]	10,000	10,000,030

		143,611,909
SWEDEN — 0.71%
Kommuninvest I Sverige AB
0.23%, 01/15/16[b]	3,000	2,999,580
0.31%, 12/03/18[b]	4,000	3,990,532
Svensk Exportkredit AB
0.47%, 06/12/17	3,200	3,208,768
0.59%, 01/23/17	14,620	14,682,018

		24,880,898

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $262,567,733)		262,566,539

SHORT-TERM INVESTMENTS — 5.82%

MONEY MARKET FUNDS — 5.82%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[e,g,h]	146,197	146,196,684

Security	Shares (000s)	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[e,g,h]	16,517	$16,516,756
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[e,g]	42,331	42,331,270

		205,044,710

TOTAL SHORT-TERM INVESTMENTS
(Cost: $205,044,710)		205,044,710

TOTAL INVESTMENTS IN SECURITIES — 104.38%
(Cost: $3,679,081,729)		3,675,976,489
Other Assets, Less Liabilities — (4.38)%		(154,388,585)

NET ASSETS — 100.00%		$3,521,587,904

[a]	Variable rates shown are as of report date.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

127

Schedule of Investments (Unaudited)

iSHARES® GLOBAL INFLATION-LINKED BOND ETF

July 31, 2015

Security	Principal (000s)		Value

FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES — 59.15%

AUSTRALIA — 0.89%
Australia Government Bond
2.00%, 08/21/35[a]	AUD	13	$11,722
2.50%, 09/20/30[a]	AUD	27	27,623
3.00%, 09/20/25[a]	AUD	56	58,975
4.00%, 08/20/20[a]	AUD	52	73,677

			171,997

BRAZIL — 6.76%
Brazil Notas do Tesouro Nacional Series B
5.99%, 05/15/35	BRL	254	187,763
5.99%, 05/15/45	BRL	125	92,511
5.99%, 05/15/55	BRL	20	14,725
6.05%, 08/15/16	BRL	77	59,840
6.05%, 08/15/18	BRL	270	209,736
6.05%, 08/15/20	BRL	306	234,971
6.05%, 08/15/22	BRL	106	80,688
6.05%, 08/15/24	BRL	150	113,408
6.05%, 08/15/40	BRL	251	186,961
6.05%, 08/15/50	BRL	170	125,436

			1,306,039

CANADA — 1.75%
Canadian Government Bond
1.50%, 12/01/44	CAD	22	21,685
2.00%, 12/01/41	CAD	129	138,227
4.00%, 12/01/31	CAD	28	34,283
4.25%, 12/01/26	CAD	127	144,700

			338,895

CHILE — 0.82%
Bonos de la Tesoreria de la Republica
4.48%, 10/15/23	CLP	62,716	116,308
Bonos del Banco Central de Chile en UF
2.99%, 05/01/28	CLP	25,087	43,047

			159,355

COLOMBIA — 0.44%
Colombian TES
3.50%, 03/10/21	COP	242,416	84,829

			84,829

DENMARK — 0.13%
Denmark I/L Government Bond
0.10%, 11/15/23	DKK	157	24,176

			24,176

Security	Principal (000s)		Value

FRANCE — 8.26%
France Government Bond OAT
0.10%, 07/25/21[a]	EUR	52	$59,708
0.25%, 07/25/18[a]	EUR	1	1,188
0.25%, 07/25/24[a]	EUR	20	24,080
1.00%, 07/25/17[a]	EUR	1	1,301
1.10%, 07/25/22[a]	EUR	231	285,830
1.30%, 07/25/19[a]	EUR	11	12,807
1.80%, 07/25/40[a]	EUR	12	18,617
1.85%, 07/25/27[a]	EUR	1	1,493
2.10%, 07/25/23[a]	EUR	109	144,998
2.25%, 07/25/20[a]	EUR	61	77,844
3.15%, 07/25/32[a]	EUR	235	404,959
3.40%, 07/25/29	EUR	87	145,969
French Treasury Note BTAN
0.45%, 07/25/16[a]	EUR	376	418,033

			1,596,827

GERMANY — 2.91%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.75%, 04/15/18[a]	EUR	133	151,590
Deutsche Bundesrepublik Inflation Linked Bond
0.10%, 04/15/23[a]	EUR	101	118,297
0.50%, 04/15/30[a]	EUR	24	30,300
1.75%, 04/15/20[a]	EUR	215	263,206

			563,393

ISRAEL — 1.56%
Israel Government Bond — CPI Linked
2.75%, 09/30/22	ILS	200	64,825
2.75%, 08/30/41	ILS	50	17,760
3.50%, 04/30/18	ILS	384	132,770
4.00%, 05/30/36	ILS	185	85,952

			301,307

ITALY — 5.58%
Italy Buoni Poliennali Del Tesoro
2.10%, 09/15/17[a]	EUR	186	214,178
2.10%, 09/15/21[a]	EUR	76	92,708
2.35%, 09/15/19[a]	EUR	232	279,949
2.35%, 09/15/24[b]	EUR	50	63,598
2.35%, 09/15/35[a]	EUR	98	131,524
2.55%, 09/15/41[a]	EUR	50	69,400
2.60%, 09/15/23[a]	EUR	86	109,936
3.10%, 09/15/26[a]	EUR	86	116,957

			1,078,250

JAPAN — 1.02%
Japanese Government CPI Linked Bond
0.10%, 09/10/23	JPY	5,067	43,440
0.10%, 03/10/24	JPY	4,934	42,366
0.10%, 09/10/24	JPY	6,500	56,071
0.10%, 03/10/25	JPY	3,607	31,118
1.20%, 12/10/17	JPY	2,781	24,578

			197,573

MEXICO — 2.05%
Mexican Udibonos
2.50%, 12/10/20	MXN	1,760	111,109
3.50%, 12/14/17	MXN	793	52,495

128

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INFLATION-LINKED BOND ETF

July 31, 2015

Security	Principal (000s)		Value

4.00%, 11/15/40	MXN	1,943	$129,467
4.00%, 11/08/46	MXN	304	20,646
4.50%, 12/04/25	MXN	476	33,701
4.50%, 11/22/35	MXN	687	49,617

			397,035

NEW ZEALAND — 0.31%
New Zealand Government Bond
2.00%, 09/20/25[a]	NZD	45	31,551
2.50%, 09/20/35[a]	NZD	13	9,282
3.00%, 09/20/30[a]	NZD	25	19,364

			60,197

SOUTH AFRICA — 0.98%
South Africa Government Bond — CPI Linked
2.50%, 01/31/17	ZAR	29	2,340
2.50%, 03/31/46	ZAR	11	977
2.50%, 12/31/50	ZAR	188	16,674
2.60%, 03/31/28	ZAR	121	10,571
3.45%, 12/07/33	ZAR	771	75,855
5.50%, 12/07/23	ZAR	802	82,795

			189,212

SOUTH KOREA — 0.24%
Inflation Linked Korea Treasury Bond
2.75%, 06/10/20	KRW	51,553	47,184

			47,184

SPAIN — 0.53%
Spain Government Inflation Linked Bond
1.80%, 11/30/24[b]	EUR	85	102,743

			102,743

SWEDEN — 0.96%
Sweden Inflation Linked Bond
0.25%, 06/01/22	SEK	120	15,177
1.00%, 06/01/25	SEK	25	3,378
3.50%, 12/01/15	SEK	395	56,903
3.50%, 12/01/28	SEK	450	97,942
4.00%, 12/01/20	SEK	65	12,344

			185,744

THAILAND — 0.15%
Thailand Government Bond
1.20%, 07/14/21[a]	THB	1,064	29,073

			29,073

TURKEY — 1.25%
Turkey Government Bond
1.00%, 05/03/23	TRY	60	18,628
2.00%, 10/26/22	TRY	186	62,963
2.00%, 09/18/24	TRY	21	7,116
2.40%, 05/08/24	TRY	39	13,293
2.50%, 05/04/16	TRY	31	11,022
2.80%, 11/08/23	TRY	23	8,312
3.00%, 07/21/21	TRY	68	24,748

Security	Principal (000s)		Value

3.00%, 02/23/22	TRY	71	$25,809
3.00%, 08/02/23	TRY	59	21,337
4.00%, 04/01/20	TRY	129	48,543

			241,771

UNITED KINGDOM — 22.56%
United Kingdom Gilt Inflation Linked
0.13%, 11/22/19[a]	GBP	228	375,379
0.13%, 03/22/24[a]	GBP	212	359,079
0.13%, 03/22/29[a]	GBP	128	225,856
0.13%, 03/22/44[a]	GBP	124	253,468
0.13%, 03/22/58[a]	GBP	40	96,926
0.13%, 03/22/68[a]	GBP	68	187,269
0.25%, 03/22/52[a]	GBP	72	165,244
0.38%, 03/22/62[a]	GBP	88	242,631
0.50%, 03/22/50[a]	GBP	86	209,307
0.63%, 03/22/40[a]	GBP	182	396,589
0.63%, 11/22/42[a]	GBP	10	22,077
0.75%, 03/22/34[a]	GBP	2	4,313
0.75%, 11/22/47[a]	GBP	72	178,203
1.25%, 11/22/17[a]	GBP	120	198,466
1.25%, 11/22/32[a]	GBP	160	345,905
1.25%, 11/22/55[a]	GBP	81	259,852
1.88%, 11/22/22[a]	GBP	123	233,094
2.00%, 01/26/35[a]	GBP	90	326,724
2.50%, 07/26/16[a]	GBP	16	80,247
4.13%, 07/22/30[a]	GBP	39	201,776

			4,362,405

TOTAL FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES
(Cost: $12,759,874)			11,438,005

U.S. GOVERNMENT OBLIGATIONS — 38.48%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 01/15/23	USD	571	558,983
0.13%, 04/15/18	USD	456	458,794
0.13%, 07/15/22	USD	257	254,059
0.13%, 04/15/16	USD	124	123,295
0.13%, 04/15/19	USD	296	297,555
0.13%, 07/15/24	USD	81	78,879
0.25%, 01/15/25	USD	50	49,126
0.38%, 07/15/23	USD	738	738,477
0.38%, 07/15/25	USD	50	49,724
0.63%, 02/15/43[c]	USD	190	170,255
0.63%, 01/15/24	USD	262	265,446
0.75%, 02/15/42	USD	210	195,653
0.75%, 02/15/45	USD	103	95,829
1.13%, 01/15/21	USD	517	543,371
1.38%, 01/15/20	USD	277	293,734
1.38%, 07/15/18	USD	294	309,301
1.38%, 02/15/44	USD	161	174,112
1.63%, 01/15/18[c]	USD	781	817,187
2.00%, 01/15/26	USD	211	242,009
2.00%, 01/15/16	USD	484	486,089
2.13%, 02/15/40	USD	55	68,333
2.13%, 02/15/41	USD	215	269,361
2.38%, 01/15/27	USD	59	70,631
2.38%, 01/15/25	USD	32	36,984

129

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INFLATION-LINKED BOND ETF

July 31, 2015

Security		Principal or Shares (000s)	Value

3.88%, 04/15/29	USD	$559	$794,164

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $7,444,606)			7,441,351

SHORT-TERM INVESTMENTS — 4.61%

MONEY MARKET FUNDS — 4.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[d,e,f]		797	796,699
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[d,e,f]		90	90,008
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[d,e]		4	3,933

			890,640

TOTAL SHORT-TERM INVESTMENTS
(Cost: $890,640)			890,640

TOTAL INVESTMENTS IN SECURITIES — 102.24%
(Cost: $21,095,120)			19,769,996
Other Assets, Less Liabilities — (2.24)%			(433,114)

NET ASSETS — 100.00%			$19,336,882

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
COP	— Colombian Peso
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
ILS	— Israeli Shekel
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NZD	— New Zealand Dollar
SEK	— Swedish Krona
THB	— Thai Baht
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

130

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2016 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.59%

AEROSPACE & DEFENSE — 1.30%
Boeing Capital Corp.
2.13%, 08/15/16 (Call 07/15/16)	$200	$202,689
L-3 Communications Corp.
3.95%, 11/15/16	100	102,905
Lockheed Martin Corp.
2.13%, 09/15/16	100	101,296

		406,890
AGRICULTURE — 0.65%
Philip Morris International Inc.
2.50%, 05/16/16	200	203,001

		203,001
AUTO MANUFACTURERS — 1.45%
American Honda Finance Corp.
1.13%, 10/07/16	100	100,369
PACCAR Financial Corp.
0.75%, 05/16/16	50	50,084
Toyota Motor Credit Corp.
2.00%, 09/15/16	300	304,213

		454,666
AUTO PARTS & EQUIPMENT — 0.33%
Johnson Controls Inc.
2.60%, 12/01/16	100	101,831

		101,831
BANKS — 31.93%
Abbey National Treasury Services PLC/London
4.00%, 04/27/16	100	102,208
Australia & New Zealand Banking Group Ltd./New York NY
0.90%, 02/12/16	250	250,518
Bank of America Corp.
1.35%, 11/21/16	100	99,921
3.63%, 03/17/16[a]	600	610,022
Bank of Montreal
1.30%, 07/15/16	100	100,512
Bank of Nova Scotia (The)
1.38%, 07/15/16	400	402,334
Barclays Bank PLC
5.00%, 09/22/16	200	208,564
BNP Paribas SA
1.25%, 12/12/16	250	249,794
Branch Banking & Trust Co.
1.45%, 10/03/16 (Call 09/03/16)	300	301,325
Capital One Financial Corp.
3.15%, 07/15/16	200	203,865
Citigroup Inc.
1.30%, 11/15/16	150	149,979
3.95%, 06/15/16	500	512,691

Security	Principal (000s)	Value

Deutsche Bank AG/London
3.25%, 01/11/16	$300	$303,104
Fifth Third Bancorp
3.63%, 01/25/16	300	303,927
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16	850	861,814
Huntington National Bank (The)
1.30%, 11/20/16 (Call 10/20/16)	250	249,803
Intesa Sanpaolo SpA
3.13%, 01/15/16	200	201,550
JPMorgan Chase & Co.
3.15%, 07/05/16	200	203,940
3.45%, 03/01/16	700	710,429
Lloyds Bank PLC
4.88%, 01/21/16	100	101,920
Morgan Stanley
3.80%, 04/29/16	400	408,636
5.75%, 10/18/16	100	105,327
MUFG Union Bank N.A.
1.50%, 09/26/16 (Call 08/26/16)	250	251,031
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[b]	350	355,974
Royal Bank of Canada
2.30%, 07/20/16	400	406,013
Royal Bank of Scotland PLC (The)
4.38%, 03/16/16	150	152,990
State Street Corp.
2.88%, 03/07/16	150	152,030
Svenska Handelsbanken AB
3.13%, 07/12/16	250	255,519
Toronto-Dominion Bank (The)
2.38%, 10/19/16	350	356,399
U.S. Bancorp
Series F
2.20%, 11/15/16 (Call 10/14/16)	300	304,796
UBS AG/Stamford CT
Series 10
5.88%, 07/15/16	100	104,124
Wells Fargo & Co.
1.25%, 07/20/16	900	904,418
Westpac Banking Corp.
0.95%, 01/12/16	100	100,191

		9,985,668
BEVERAGES — 3.55%
Anheuser-Busch InBev Finance Inc.
0.80%, 01/15/16	200	200,287
Beam Suntory Inc.
5.38%, 01/15/16	100	102,019
Coca-Cola Co. (The)
1.80%, 09/01/16	300	303,520
Diageo Capital PLC
0.63%, 04/29/16[a]	200	199,759
PepsiCo Inc.
2.50%, 05/10/16	300	304,504

		1,110,089
BIOTECHNOLOGY — 0.48%
Amgen Inc.
2.30%, 06/15/16	150	151,679

		151,679

131

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2016 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

CHEMICALS — 1.46%
Dow Chemical Co. (The)
2.50%, 02/15/16	$100	$100,770
Ecolab Inc.
3.00%, 12/08/16	200	204,731
Praxair Inc.
0.75%, 02/21/16[a]	150	150,113

		455,614
COMMERCIAL SERVICES — 0.33%
Western Union Co. (The)
5.93%, 10/01/16	100	104,719

		104,719
COMPUTERS — 3.55%
Apple Inc.
0.45%, 05/03/16	200	200,033
Hewlett-Packard Co.
3.00%, 09/15/16	300	305,624
International Business Machines Corp.
0.45%, 05/06/16	100	99,946
1.95%, 07/22/16	100	101,349
2.00%, 01/05/16	400	402,754

		1,109,706
COSMETICS & PERSONAL CARE — 0.48%
Procter & Gamble Co. (The)
1.45%, 08/15/16	150	151,223

		151,223
DIVERSIFIED FINANCIAL SERVICES — 9.58%
American Express Credit Corp.
2.80%, 09/19/16	400	408,270
Countrywide Financial Corp.
6.25%, 05/15/16[a]	200	207,274
Credit Suisse USA Inc.
5.38%, 03/02/16	150	153,895
Ford Motor Credit Co. LLC
3.98%, 06/15/16	100	102,147
4.21%, 04/15/16	500	510,264
8.00%, 12/15/16	100	108,706
General Electric Capital Corp.
2.95%, 05/09/16	700	712,123
3.35%, 10/17/16	100	102,967
5.38%, 10/20/16	100	105,400
General Motors Financial Co. Inc.
2.75%, 05/15/16	75	75,749
HSBC Finance Corp.
5.50%, 01/19/16	200	204,193
International Lease Finance Corp.
6.75%, 09/01/16[c]	100	104,500
Nomura Holdings Inc.
2.00%, 09/13/16	200	200,812

		2,996,300

Security	Principal (000s)	Value

ELECTRIC — 3.47%
Dayton Power & Light Co. (The)
1.88%, 09/15/16	$70	$70,399
Dominion Gas Holdings LLC
1.05%, 11/01/16	200	200,022
DTE Energy Co.
6.35%, 06/01/16	100	104,436
Duke Energy Corp.
2.15%, 11/15/16	250	254,121
Sierra Pacific Power Co.
Series M
6.00%, 05/15/16	100	104,133
Southern Co. (The)
1.95%, 09/01/16	150	151,514
TECO Finance Inc.
4.00%, 03/15/16	100	101,913
Xcel Energy Inc.
0.75%, 05/09/16	100	99,994

		1,086,532
ELECTRONICS — 0.65%
Thermo Fisher Scientific Inc.
3.20%, 03/01/16	200	202,281

		202,281
ENVIRONMENTAL CONTROL — 0.32%
Waste Management Inc.
2.60%, 09/01/16	100	101,599

		101,599
FOOD — 1.94%
ConAgra Foods Inc.
1.30%, 01/25/16	100	100,062
Kellogg Co.
1.88%, 11/17/16	150	151,565
Kroger Co. (The)
1.20%, 10/17/16	100	99,986
Mondelez International Inc.
4.13%, 02/09/16	150	152,543
Unilever Capital Corp.
2.75%, 02/10/16	100	101,169

		605,325
GAS — 0.50%
Sempra Energy
6.50%, 06/01/16	150	156,628

		156,628
HEALTH CARE — PRODUCTS — 0.97%
Baxter International Inc.
0.95%, 06/01/16	100	99,979
Becton Dickinson and Co.
1.75%, 11/08/16	100	100,740
Stryker Corp.
2.00%, 09/30/16	100	101,141

		301,860

132

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2016 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

HEALTH CARE — SERVICES — 0.98%
UnitedHealth Group Inc.
5.38%, 03/15/16[a]	$200	$205,700
Ventas Realty LP
1.55%, 09/26/16	100	100,330

		306,030
INSURANCE — 1.96%
Aon Corp.
3.13%, 05/27/16	100	101,784
Berkshire Hathaway Finance Corp.
0.95%, 08/15/16	200	200,639
MetLife Inc.
6.75%, 06/01/16[a]	200	209,514
Prudential Financial Inc.
3.00%, 05/12/16	100	101,657

		613,594
INTERNET — 0.32%
Google Inc.
2.13%, 05/19/16[a]	100	101,329

		101,329
MACHINERY — 2.42%
Caterpillar Financial Services Corp.
2.05%, 08/01/16	350	354,662
John Deere Capital Corp.
0.75%, 01/22/16	200	200,301
1.05%, 12/15/16	100	100,257
Xylem Inc./NY
3.55%, 09/20/16	100	102,459

		757,679
MANUFACTURING — 0.81%
3M Co.
1.38%, 09/29/16	150	151,202
Eaton Electric Holdings LLC
2.38%, 01/15/16	100	100,757

		251,959
MEDIA — 2.98%
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	170	172,347
NBCUniversal Media LLC
2.88%, 04/01/16	250	253,594
Scripps Networks Interactive Inc.
2.70%, 12/15/16	100	101,882
Viacom Inc.
2.50%, 12/15/16	200	202,949
Walt Disney Co. (The)
1.35%, 08/16/16	200	201,428

		932,200
MINING — 1.12%
BHP Billiton Finance USA Ltd.
1.88%, 11/21/16	100	101,248

Security	Principal (000s)	Value

Rio Tinto Finance USA PLC
1.38%, 06/17/16	$250	$250,196

		351,444
OFFICE & BUSINESS EQUIPMENT — 0.33%
Xerox Corp.
6.40%, 03/15/16	100	103,316

		103,316
OIL & GAS — 3.93%
Anadarko Petroleum Corp.
5.95%, 09/15/16	250	262,442
BP Capital Markets PLC
3.20%, 03/11/16	300	304,392
Chevron Corp.
0.89%, 06/24/16	100	100,248
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/16	150	158,457
Marathon Petroleum Corp.
3.50%, 03/01/16	100	101,426
Occidental Petroleum Corp.
2.50%, 02/01/16	100	100,949
Total Capital International SA
1.00%, 08/12/16	200	200,593

		1,228,507
OIL & GAS SERVICES — 0.48%
Halliburton Co.
1.00%, 08/01/16	50	50,020
Weatherford International Ltd./Bermuda
5.50%, 02/15/16	100	101,520

		151,540
PHARMACEUTICALS — 4.84%
Allergan Inc./U.S.
5.75%, 04/01/16	100	102,981
Express Scripts Holding Co.
3.13%, 05/15/16	250	253,819
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	200	200,295
Johnson & Johnson
0.70%, 11/28/16	150	149,978
McKesson Corp.
3.25%, 03/01/16	100	101,336
Merck & Co. Inc.
0.70%, 05/18/16	200	200,297
Mylan Inc.
1.35%, 11/29/16	100	99,267
Sanofi
2.63%, 03/29/16	200	202,720
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	100	101,118
Wyeth LLC
5.50%, 02/15/16	100	102,646

		1,514,457

133

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2016 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

PIPELINES — 1.61%
Enterprise Products Operating LLC
3.20%, 02/01/16	$150	$151,578
ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)	150	150,970
TransCanada PipeLines Ltd.
0.75%, 01/15/16[a]	200	199,814

		502,362
REAL ESTATE INVESTMENT TRUSTS — 1.49%
AvalonBay Communities Inc.
5.75%, 09/15/16	100	105,043
ERP Operating LP
5.38%, 08/01/16	100	104,280
HCP Inc.
3.75%, 02/01/16	150	152,054
Kimco Realty Corp.
5.78%, 03/15/16	50	51,359
Liberty Property LP
5.50%, 12/15/16	50	52,593

		465,329
RETAIL — 3.25%
CVS Health Corp.
1.20%, 12/05/16	200	200,370
Home Depot Inc. (The)
5.40%, 03/01/16	300	308,291
Lowe’s Companies Inc.
2.13%, 04/15/16 (Call 03/15/16)	200	201,949
Target Corp.
5.88%, 07/15/16	100	104,978
Wal-Mart Stores Inc.
0.60%, 04/11/16	200	200,159

		1,015,747
SEMICONDUCTORS — 0.97%
Intel Corp.
1.95%, 10/01/16	200	202,756
Texas Instruments Inc.
2.38%, 05/16/16	100	101,429

		304,185
SOFTWARE — 0.65%
Oracle Corp.
5.25%, 01/15/16	200	204,309

		204,309
TELECOMMUNICATIONS — 6.02%
America Movil SAB de CV
2.38%, 09/08/16	200	202,630
AT&T Inc.
2.40%, 08/15/16	300	303,983
2.95%, 05/15/16	200	203,000
Cisco Systems Inc.
5.50%, 02/22/16	300	308,381
Deutsche Telekom International Finance BV
5.75%, 03/23/16	150	154,491

Security	Principal or Shares (000s)	Value

Telefonica Emisiones SAU
3.99%, 02/16/16	$200	$202,967
Verizon Communications Inc.
2.00%, 11/01/16	500	505,813

		1,881,265
TRANSPORTATION — 0.49%
Canadian National Railway Co.
1.45%, 12/15/16 (Call 11/15/16)	50	50,287
Norfolk Southern Corp.
5.75%, 01/15/16	100	102,120

		152,407

TOTAL CORPORATE BONDS & NOTES
(Cost: $30,548,817)		30,523,270

SHORT-TERM INVESTMENTS — 7.19%

MONEY MARKET FUNDS — 7.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[b,d,e]	1,737	1,737,430
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[b,d,e]	96	95,988
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,d]	414	414,373

		2,247,791

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,247,791)		2,247,791

TOTAL INVESTMENTS IN SECURITIES — 104.78%
(Cost: $32,796,608)		32,771,061
Other Assets, Less Liabilities — (4.78)%		(1,494,799)

NET ASSETS — 100.00%		$31,276,262

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

134

Schedule of Investments (Unaudited)

iSHARES® iBONDS® MAR 2016 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 64.79%

AGRICULTURE — 0.54%
Altria Group Inc.
4.13%, 09/11/15	$250	$250,880
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	75	76,262

		327,142
AUTO MANUFACTURERS — 0.12%
Toyota Motor Credit Corp.
2.80%, 01/11/16	75	75,773

		75,773
AUTO PARTS & EQUIPMENT — 0.17%
Johnson Controls Inc.
5.50%, 01/15/16	100	102,201

		102,201
BANKS — 27.33%
Australia & New Zealand Banking Group Ltd./New York NY
0.90%, 02/12/16	250	250,518
Bank of America Corp.
1.25%, 01/11/16	300	300,607
1.50%, 10/09/15[a]	500	500,710
3.63%, 03/17/16[a]	425	432,099
3.70%, 09/01/15	200	200,424
Bank of Montreal
0.80%, 11/06/15	200	200,140
Bank of New York Mellon Corp. (The)
0.70%, 10/23/15 (Call 09/23/15)	350	350,124
Bank of Nova Scotia (The)
0.75%, 10/09/15	375	375,126
2.90%, 03/29/16	425	431,497
BB&T Corp.
3.20%, 03/15/16 (Call 02/16/16)	400	405,258
5.20%, 12/23/15	50	50,905
BBVA U.S. Senior SAU
4.66%, 10/09/15	400	402,544
BNP Paribas SA
3.60%, 02/23/16	500	507,555
Canadian Imperial Bank of Commerce/Canada
0.90%, 10/01/15	525	525,361
Capital One Financial Corp.
1.00%, 11/06/15	150	150,043
Citigroup Inc.
1.25%, 01/15/16	875	876,592
2.25%, 08/07/15	200	200,016
Commonwealth Bank of Australia/New York NY
1.25%, 09/18/15	250	250,235
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
2.13%, 10/13/15	400	401,175
Deutsche Bank AG/London
3.25%, 01/11/16	500	505,173

Security	Principal (000s)	Value

Fifth Third Bancorp
3.63%, 01/25/16	$350	$354,581
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16	1,000	1,013,899
3.70%, 08/01/15	250	250,000
5.35%, 01/15/16	200	204,045
Intesa Sanpaolo SpA
3.13%, 01/15/16	400	403,100
JPMorgan Chase & Co.
1.10%, 10/15/15	350	350,346
2.60%, 01/15/16[a]	400	403,294
3.45%, 03/01/16	450	456,705
5.15%, 10/01/15	300	301,957
KeyCorp
3.75%, 08/13/15	400	400,255
Lloyds Bank PLC
4.88%, 01/21/16	300	305,760
Morgan Stanley
1.75%, 02/25/16	350	351,615
5.38%, 10/15/15	700	706,836
National Australia Bank Ltd./New York
1.60%, 08/07/15	250	250,015
PNC Funding Corp.
4.25%, 09/21/15[b]	200	200,983
Royal Bank of Canada
0.80%, 10/30/15	100	100,106
0.85%, 03/08/16	375	375,562
2.63%, 12/15/15	250	251,977
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	400	400,676
Royal Bank of Scotland PLC (The)
4.38%, 03/16/16	450	458,968
State Street Corp.
2.88%, 03/07/16	250	253,383
Sumitomo Mitsui Banking Corp.
0.90%, 01/18/16	250	250,191
U.S. Bancorp
3.44%, 02/01/16	225	227,588
Westpac Banking Corp.
0.95%, 01/12/16	200	200,383
3.00%, 12/09/15	750	756,755

		16,545,082
BEVERAGES — 1.58%
Anheuser-Busch InBev Finance Inc.
0.80%, 01/15/16	250	250,359
Coca-Cola Co. (The)
1.50%, 11/15/15	250	250,792
Coca-Cola HBC Finance BV
5.50%, 09/17/15	100	100,417
Diageo Finance BV
5.30%, 10/28/15	100	101,067
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	100	100,918
PepsiCo Inc.
0.70%, 08/13/15	150	150,011
		953,564

135

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2016 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

BIOTECHNOLOGY — 0.33%
Celgene Corp.
2.45%, 10/15/15	$200	$200,599

		200,599
CHEMICALS — 0.59%
Dow Chemical Co. (The)
2.50%, 02/15/16	105	105,809
Ecolab Inc.
1.00%, 08/09/15	150	149,980
EI du Pont de Nemours & Co.
1.95%, 01/15/16	100	100,655

		356,444
COMPUTERS — 0.80%
Hewlett-Packard Co.
2.13%, 09/13/15	205	205,304
2.20%, 12/01/15	75	75,312
International Business Machines Corp.
2.00%, 01/05/16	200	201,377

		481,993
COSMETICS & PERSONAL CARE — 0.37%
Procter & Gamble Co. (The)
1.80%, 11/15/15	125	125,478
3.15%, 09/01/15	100	100,218

		225,696
DIVERSIFIED FINANCIAL SERVICES — 6.68%
American Express Credit Corp.
2.75%, 09/15/15	850	852,172
Charles Schwab Corp. (The)
0.85%, 12/04/15	150	150,171
Credit Suisse USA Inc.
5.13%, 08/15/15[a]	600	600,688
Ford Motor Credit Co. LLC
5.63%, 09/15/15	200	201,071
General Electric Capital Corp.
1.00%, 12/11/15[a]	193	193,419
1.00%, 01/08/16	482	482,963
5.00%, 01/08/16	386	392,802
HSBC Finance Corp.
5.50%, 01/19/16	400	408,387
Jefferies Group LLC
3.88%, 11/09/15[a]	300	301,986
Nomura Holdings Inc.
4.13%, 01/19/16	150	152,289
ORIX Corp.
5.00%, 01/12/16[a]	300	305,031

		4,040,979
ELECTRIC — 1.87%
Alabama Power Co.
0.55%, 10/15/15	225	224,915
Duke Energy Carolinas LLC
5.30%, 10/01/15	200	201,518

Security	Principal (000s)	Value

Entergy Corp.
3.63%, 09/15/15	$200	$200,509
Georgia Power Co.
Series 12D
0.63%, 11/15/15	75	74,934
NextEra Energy Capital Holdings Inc.
2.60%, 09/01/15	150	150,198
PSEG Power LLC
5.50%, 12/01/15	200	202,967
TECO Finance Inc.
4.00%, 03/15/16	75	76,435

		1,131,476
ELECTRONICS — 0.25%
Thermo Fisher Scientific Inc.
3.20%, 03/01/16	150	151,711

		151,711
FOOD — 1.42%
ConAgra Foods Inc.
1.30%, 01/25/16	200	200,123
Kroger Co. (The)
3.90%, 10/01/15	250	251,237
Mondelez International Inc.
4.13%, 02/09/16	400	406,781

		858,141
HEALTH CARE — PRODUCTS — 0.33%
Life Technologies Corp.
3.50%, 01/15/16	100	100,945
Medtronic Inc.
Series B
4.75%, 09/15/15	100	100,456

		201,401
HEALTH CARE — SERVICES — 0.58%
Anthem Inc.
1.25%, 09/10/15	100	100,037
UnitedHealth Group Inc.
0.85%, 10/15/15	250	250,070

		350,107
INSURANCE — 2.45%
ACE INA Holdings Inc.
2.60%, 11/23/15	150	150,803
Aegon NV
4.63%, 12/01/15	75	75,960
Aflac Inc.
3.45%, 08/15/15	100	100,079
American International Group Inc.
2.38%, 08/24/15	175	175,147
5.05%, 10/01/15	200	201,332
Aon Corp.
3.50%, 09/30/15	225	225,939
Berkshire Hathaway Finance Corp.
2.45%, 12/15/15	200	201,359
Manulife Financial Corp.
3.40%, 09/17/15	100	100,332

136

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2016 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

Prudential Financial Inc.
Series D
4.75%, 09/17/15	$100	$100,476
Travelers Companies Inc. (The)
5.50%, 12/01/15	150	152,416

		1,483,843
INTERNET — 0.16%
Amazon.com Inc.
0.65%, 11/27/15[a]	100	100,024

		100,024
IRON & STEEL — 0.34%
Vale Overseas Ltd.
6.25%, 01/11/16	200	203,644

		203,644
LEISURE TIME — 0.17%
Carnival Corp.
1.20%, 02/05/16	100	100,123

		100,123
MACHINERY — 0.33%
John Deere Capital Corp.
0.75%, 01/22/16	200	200,301

		200,301
MANUFACTURING — 0.87%
Eaton Corp.
0.95%, 11/02/15	325	325,143
General Electric Co.
0.85%, 10/09/15[a]	200	200,155

		525,298
MEDIA — 0.79%
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.13%, 02/15/16	75	75,863
3.50%, 03/01/16	300	304,141
Walt Disney Co. (The)
0.45%, 12/01/15	100	99,981

		479,985
MINING — 0.80%
BHP Billiton Finance USA Ltd.
5.25%, 12/15/15	125	127,125
7.25%, 03/01/16	100	103,672
Glencore Canada Corp.
6.00%, 10/15/15	150	151,276
Rio Tinto Finance USA Ltd.
1.88%, 11/02/15	105	105,286

		487,359

Security	Principal (000s)	Value

OFFICE & BUSINESS EQUIPMENT — 0.26%
Xerox Corp.
6.40%, 03/15/16	$150	$154,973

		154,973
OIL & GAS — 3.08%
BP Capital Markets PLC
3.13%, 10/01/15	400	401,563
3.20%, 03/11/16	300	304,392
Marathon Oil Corp.
0.90%, 11/01/15	150	149,906
Marathon Petroleum Corp.
3.50%, 03/01/16	100	101,426
Noble Holding International Ltd.
3.05%, 03/01/16	100	100,257
Shell International Finance BV
0.63%, 12/04/15	250	250,145
3.25%, 09/22/15	100	100,371
Total Capital SA
2.30%, 03/15/16	350	353,795
3.13%, 10/02/15	100	100,427

		1,862,282
OIL & GAS SERVICES — 0.08%
Weatherford International Ltd./Bermuda
5.50%, 02/15/16	50	50,760

		50,760
PHARMACEUTICALS — 3.53%
AbbVie Inc.
1.20%, 11/06/15	600	600,682
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16	375	375,553
McKesson Corp.
0.95%, 12/04/15	100	100,013
3.25%, 03/01/16[a]	100	101,336
Medco Health Solutions Inc.
2.75%, 09/15/15	100	100,203
Merck & Co. Inc.
2.25%, 01/15/16	250	251,996
Sanofi
2.63%, 03/29/16	300	304,080
Wyeth LLC
5.50%, 02/15/16	150	153,969
Zoetis Inc.
1.15%, 02/01/16	150	150,196

		2,138,028
PIPELINES — 1.75%
Colorado Interstate Gas Co. LLC
6.80%, 11/15/15	150	152,329
Enterprise Products Operating LLC
3.20%, 02/01/16	400	404,208
Kinder Morgan Energy Partners LP
3.50%, 03/01/16[a]	50	50,626
Kinder Morgan Finance Co. LLC
5.70%, 01/05/16[a]	250	254,490

137

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2016 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)	$100	$100,647
Plains All American Pipeline LP/PAA Finance Corp.
3.95%, 09/15/15	50	50,178
TransCanada PipeLines Ltd.
0.75%, 01/15/16[a]	50	49,953

		1,062,431
REAL ESTATE INVESTMENT TRUSTS — 1.22%
ERP Operating LP
5.13%, 03/15/16	150	153,577
HCP Inc.
3.75%, 02/01/16	100	101,369
Health Care REIT Inc.
3.63%, 03/15/16	75	76,107
Kilroy Realty Corp.
5.00%, 11/03/15	105	105,901
Simon Property Group LP
5.75%, 12/01/15 (Call 09/02/15)[a]	300	301,185

		738,139
RETAIL — 1.76%
Costco Wholesale Corp.
0.65%, 12/07/15	100	100,062
Home Depot Inc. (The)
5.40%, 03/01/16	400	411,055
Lowe’s Companies Inc.
5.00%, 10/15/15[a]	100	100,890
Wal-Mart Stores Inc.
1.50%, 10/25/15	350	350,885
Yum! Brands Inc.
4.25%, 09/15/15	100	100,317

		1,063,209
SAVINGS & LOANS — 0.17%
Santander Holdings USA Inc./PA
3.00%, 09/24/15 (Call 08/31/15)	100	100,095

		100,095
SEMICONDUCTORS — 0.16%
Texas Instruments Inc.
0.45%, 08/03/15	100	100,000

		100,000
SOFTWARE — 0.96%
Microsoft Corp.
1.63%, 09/25/15	275	275,524
2.50%, 02/08/16	100	101,120
Oracle Corp.
5.25%, 01/15/16	200	204,309

		580,953
TELECOMMUNICATIONS — 2.51%
AT&T Inc.
0.80%, 12/01/15	225	224,862
0.90%, 02/12/16	150	150,023
2.50%, 08/15/15	100	100,052

Security	Principal or Shares (000s)	Value

Cisco Systems Inc.
5.50%, 02/22/16	$325	$334,079
Deutsche Telekom International Finance BV
5.75%, 03/23/16	150	154,491
Orange SA
2.13%, 09/16/15	150	150,191
Telefonica Emisiones SAU
3.99%, 02/16/16	250	253,709
Verizon Communications Inc.
0.70%, 11/02/15	150	149,976

		1,517,383
TEXTILES — 0.27%
Mohawk Industries Inc.
6.13%, 01/15/16	158	161,496

		161,496
TRANSPORTATION — 0.17%
Norfolk Southern Corp.
5.75%, 01/15/16	100	102,120

		102,120

TOTAL CORPORATE BONDS & NOTES
(Cost: $39,213,332)		39,214,755

INVESTMENT COMPANIES — 12.44%
iShares iBonds Mar 2016 Corporate ex-Financials ETF[b]	76	7,531,661

TOTAL INVESTMENT COMPANIES
(Cost: $7,504,435)		7,531,661

SHORT-TERM INVESTMENTS — 26.70%

MONEY MARKET FUNDS — 26.70%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[b,c,d]	2,440	2,439,504
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[b,c,d]	276	275,606

138

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2016 CORPORATE ETF

July 31, 2015

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,c]	13,445	$13,445,217

		16,160,327
TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,160,327)		16,160,327

TOTAL INVESTMENTS IN SECURITIES — 103.93%
(Cost: $62,878,094)		62,906,743
Other Assets, Less Liabilities — (3.93)%		(2,380,525)

NET ASSETS — 100.00%		$60,526,218

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

139

Schedule of Investments (Unaudited)

iSHARES® iBONDS® MAR 2016 CORPORATE ex-FINANCIALS ETF

July 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 72.35%

AGRICULTURE — 0.60%
Altria Group Inc.
4.13%, 09/11/15	$114	$114,401
Bunge Ltd. Finance Corp.
4.10%, 03/15/16	57	57,959
Reynolds American Inc.
1.05%, 10/30/15	38	38,023

		210,383
AUTO MANUFACTURERS — 1.20%
PACCAR Financial Corp.
0.80%, 02/08/16	150	150,251
Toyota Motor Credit Corp.
2.80%, 01/11/16	264	266,721

		416,972
AUTO PARTS & EQUIPMENT — 0.33%
Johnson Controls Inc.
5.50%, 01/15/16	114	116,509

		116,509
BEVERAGES — 4.74%
Anheuser-Busch InBev Finance Inc.
0.80%, 01/15/16	150	150,215
Brown-Forman Corp.
2.50%, 01/15/16	38	38,294
Coca-Cola Co. (The)
1.50%, 11/15/15	400	401,268
Coca-Cola Enterprises Inc.
2.13%, 09/15/15	100	100,175
Diageo Finance BV
5.30%, 10/28/15	319	322,404
Dr Pepper Snapple Group Inc.
2.90%, 01/15/16	38	38,349
PepsiCo Inc.
0.70%, 08/13/15	338	338,025
0.70%, 02/26/16	264	264,364

		1,653,094
CHEMICALS — 2.38%
Dow Chemical Co. (The)
2.50%, 02/15/16	119	119,916
Ecolab Inc.
1.00%, 08/09/15	114	113,985
EI du Pont de Nemours & Co.
1.95%, 01/15/16	114	114,747
Potash Corp. of Saskatchewan Inc.
3.75%, 09/30/15	188	188,752
Praxair Inc.
0.75%, 02/21/16[a]	214	214,162

Security	Principal (000s)	Value

3.25%, 09/15/15	$76	$76,253

		827,815
COMPUTERS — 1.88%
Computer Sciences Corp.
2.50%, 09/15/15	38	38,029
Hewlett-Packard Co.
2.13%, 09/13/15	76	76,112
2.20%, 12/01/15	38	38,158
International Business Machines Corp.
2.00%, 01/05/16	500	503,443

		655,742
COSMETICS & PERSONAL CARE — 2.89%
Colgate-Palmolive Co.
3.15%, 08/05/15	76	76,000
Procter & Gamble Co. (The)
1.80%, 11/15/15	700	702,676
4.85%, 12/15/15	226	229,596

		1,008,272
DIVERSIFIED FINANCIAL SERVICES — 0.66%
National Rural Utilities Cooperative Finance Corp.
3.05%, 03/01/16	150	152,254
3.88%, 09/16/15	76	76,310

		228,564
ELECTRIC — 6.01%
Alabama Power Co.
0.55%, 10/15/15[a]	207	206,922
Consolidated Edison Co. of New York Inc.
Series 05-C
5.38%, 12/15/15	114	115,973
Duke Energy Carolinas LLC
5.30%, 10/01/15	188	189,427
Duke Energy Florida Inc.
0.65%, 11/15/15	188	187,998
Georgia Power Co.
0.75%, 08/10/15	214	214,014
Series 12D
0.63%, 11/15/15	150	149,869
LG&E and KU Energy LLC
2.13%, 11/15/15	114	114,394
Louisville Gas & Electric Co.
1.63%, 11/15/15	188	188,444
NextEra Energy Capital Holdings Inc.
7.88%, 12/15/15	28	28,687
Northern States Power Co./MN
1.95%, 08/15/15	114	114,047
Progress Energy Inc.
5.63%, 01/15/16	250	255,145
Southern Co. (The)
2.38%, 09/15/15	114	114,216
Union Electric Co.
5.40%, 02/01/16	95	97,090
Wisconsin Electric Power Co.
6.25%, 12/01/15	114	116,042

		2,092,268

140

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2016 CORPORATE ex-FINANCIALS ETF

July 31, 2015

Security	Principal (000s)	Value

ELECTRONICS — 0.88%
Honeywell International Inc.
5.40%, 03/15/16	$150	$154,568
Thermo Fisher Scientific Inc.
3.20%, 03/01/16	150	151,711

		306,279
FOOD — 0.89%
ConAgra Foods Inc.
1.30%, 01/25/16[a]	38	38,023
Kroger Co. (The)
3.90%, 10/01/15	19	19,094
Mondelez International Inc.
4.13%, 02/09/16	150	152,543
Unilever Capital Corp.
2.75%, 02/10/16	100	101,169

		310,829
FOREST PRODUCTS & PAPER — 0.33%
Plum Creek Timberlands LP
5.88%, 11/15/15	114	115,571

		115,571
GAS — 0.22%
Questar Corp.
2.75%, 02/01/16	76	76,706

		76,706
HEALTH CARE — PRODUCTS — 1.31%
Life Technologies Corp.
3.50%, 01/15/16	38	38,359
Medtronic Inc.
2.63%, 03/15/16	76	76,822
Series B
4.75%, 09/15/15	264	265,204
St. Jude Medical Inc.
2.50%, 01/15/16	76	76,547

		456,932
HOUSEHOLD PRODUCTS & WARES — 0.33%
Kimberly-Clark Corp.
4.88%, 08/15/15	114	114,142

		114,142
INTERNET — 0.65%
Amazon.com Inc.
0.65%, 11/27/15	38	38,009
eBay Inc.
1.63%, 10/15/15	188	188,292

		226,301

Security	Principal (000s)	Value

IRON & STEEL — 0.29%
Vale Overseas Ltd.
6.25%, 01/11/16	$100	$101,822

		101,822
LEISURE TIME — 0.11%
Carnival Corp.
1.20%, 02/05/16	38	38,047

		38,047
LODGING — 0.22%
Marriott International Inc./MD
5.81%, 11/10/15	76	77,034

		77,034
MACHINERY — 4.42%
Caterpillar Financial Services Corp.
0.70%, 11/06/15	864	864,628
0.70%, 02/26/16[a]	300	300,415
John Deere Capital Corp.
0.70%, 09/04/15	76	76,020
0.75%, 01/22/16	300	300,452

		1,541,515
MANUFACTURING — 2.95%
Eaton Corp.
0.95%, 11/02/15	188	188,083
General Electric Co.
0.85%, 10/09/15[a]	838	838,648

		1,026,731
MEDIA — 1.09%
Cox Communications Inc.
5.50%, 10/01/15	38	38,290
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	150	152,071
Walt Disney Co. (The)
0.45%, 12/01/15	188	187,963

		378,324
METAL FABRICATE & HARDWARE — 0.54%
Precision Castparts Corp.
0.70%, 12/20/15	188	187,895

		187,895
MINING — 2.07%
BHP Billiton Finance USA Ltd.
5.25%, 12/15/15	338	343,745
Glencore Canada Corp.
6.00%, 10/15/15	76	76,647
Rio Tinto Finance USA Ltd.
1.88%, 11/02/15	300	300,817

		721,209

141

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2016 CORPORATE ex-FINANCIALS ETF

July 31, 2015

Security	Principal (000s)	Value

OFFICE & BUSINESS EQUIPMENT — 0.11%
Xerox Corp.
6.40%, 03/15/16	$38	$39,260

		39,260
OIL & GAS — 8.70%
BP Capital Markets PLC
0.70%, 11/06/15	226	226,117
3.13%, 10/01/15	338	339,320
3.20%, 03/11/16	514	521,525
EOG Resources Inc.
2.50%, 02/01/16	188	189,591
Marathon Oil Corp.
0.90%, 11/01/15	38	37,976
Marathon Petroleum Corp.
3.50%, 03/01/16	114	115,626
Noble Holding International Ltd.
3.45%, 08/01/15	38	38,000
Occidental Petroleum Corp.
2.50%, 02/01/16	226	228,145
Shell International Finance BV
0.63%, 12/04/15	114	114,066
3.25%, 09/22/15	438	439,624
Total Capital International SA
0.75%, 01/25/16	338	338,453
Total Capital SA
2.30%, 03/15/16	188	190,039
3.13%, 10/02/15	250	251,068

		3,029,550
PHARMACEUTICALS — 6.41%
AbbVie Inc.
1.20%, 11/06/15	188	188,214
GlaxoSmithKline Capital Inc.
0.70%, 03/18/16[a]	588	588,867
McKesson Corp.
0.95%, 12/04/15	76	76,010
Medco Health Solutions Inc.
2.75%, 09/15/15	38	38,077
Merck & Co. Inc.
2.25%, 01/15/16	264	266,108
Sanofi
2.63%, 03/29/16	700	709,520
Wyeth LLC
5.50%, 02/15/16	338	346,942
Zoetis Inc.
1.15%, 02/01/16	19	19,025

		2,232,763
PIPELINES — 2.25%
Colorado Interstate Gas Co. LLC
6.80%, 11/15/15	38	38,590
Enterprise Products Operating LLC
1.25%, 08/13/15	114	114,009
3.20%, 02/01/16	76	76,800
Kinder Morgan Energy Partners LP
3.50%, 03/01/16[a]	38	38,475
ONEOK Partners LP
3.25%, 02/01/16 (Call 01/01/16)	138	138,893

Security	Principal (000s)	Value

TransCanada PipeLines Ltd.
0.75%, 01/15/16[a]	$376	$375,650

		782,417
RETAIL — 5.06%
Costco Wholesale Corp.
0.65%, 12/07/15	376	376,233
Home Depot Inc. (The)
5.40%, 03/01/16	800	822,110
Lowe’s Companies Inc.
5.00%, 10/15/15[a]	150	151,334
Wal-Mart Stores Inc.
1.50%, 10/25/15[a]	414	415,048

		1,764,725
SEMICONDUCTORS — 0.43%
Texas Instruments Inc.
0.45%, 08/03/15	150	150,000

		150,000
SOFTWARE — 4.54%
Microsoft Corp.
1.63%, 09/25/15	650	651,240
2.50%, 02/08/16[a]	188	190,106
Oracle Corp.
5.25%, 01/15/16	726	741,640

		1,582,986
TELECOMMUNICATIONS — 7.64%
AT&T Inc.
0.80%, 12/01/15	226	225,862
0.90%, 02/12/16	683	683,106
Cisco Systems Inc.
5.50%, 02/22/16	1,038	1,066,998
Deutsche Telekom International Finance BV
5.75%, 03/23/16	150	154,491
Juniper Networks Inc.
3.10%, 03/15/16	76	76,994
Orange SA
2.13%, 09/16/15	38	38,048
Telefonica Emisiones SAU
3.99%, 02/16/16	114	115,691
Verizon Communications Inc.
0.70%, 11/02/15	300	299,952

		2,661,142
TRANSPORTATION — 0.22%
Norfolk Southern Corp.
5.75%, 01/15/16	38	38,806
Ryder System Inc.
3.60%, 03/01/16	38	38,564

		77,370

TOTAL CORPORATE BONDS & NOTES
(Cost: $25,197,030)		25,209,169

142

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2016 CORPORATE ex-FINANCIALS ETF

July 31, 2015

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 35.71%

MONEY MARKET FUNDS — 35.71%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[b,c,d]	2,698	$2,698,216
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[b,c,d]	305	304,834
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,c]	9,439	9,439,355

		12,442,405

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,442,405)		12,442,405

TOTAL INVESTMENTS IN SECURITIES — 108.06%
(Cost: $37,639,435)		37,651,574
Other Assets, Less Liabilities — (8.06)%		(2,809,153)

NET ASSETS — 100.00%		$34,842,421

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

143

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2017 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 96.94%

AEROSPACE & DEFENSE — 2.04%
General Dynamics Corp.
1.00%, 11/15/17	$50	$49,706
United Technologies Corp.
1.80%, 06/01/17	150	151,980

		201,686
AGRICULTURE — 1.01%
Philip Morris International Inc.
1.25%, 11/09/17	100	99,752

		99,752
AUTO MANUFACTURERS — 1.51%
Toyota Motor Credit Corp.
1.25%, 10/05/17	150	149,965

		149,965
BANKS — 32.95%
Abbey National Treasury Services PLC/London
1.38%, 03/13/17	100	100,022
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 06/13/17	100	99,521
Bank of America Corp.
1.70%, 08/25/17	350	350,064
Bank of Montreal
1.30%, 07/14/17 (Call 06/14/17)	150	149,681
Bank of Nova Scotia (The)
1.25%, 04/11/17	200	199,629
BNP Paribas SA
1.38%, 03/17/17	200	199,244
Citigroup Inc.
1.85%, 11/24/17	300	300,262
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.38%, 01/19/17[a]	100	102,915
Deutsche Bank AG/London
1.40%, 02/13/17	200	199,665
Goldman Sachs Group Inc. (The)
5.63%, 01/15/17	200	211,205
HSBC USA Inc.
1.50%, 11/13/17	100	99,863
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	300	325,907
Morgan Stanley
4.75%, 03/22/17	300	315,693
Royal Bank of Canada
1.40%, 10/13/17	150	149,641
UBS AG/Stamford CT
5.88%, 12/20/17	100	109,079
Wells Fargo & Co.
1.40%, 09/08/17	250	250,201

Security	Principal (000s)	Value

Westpac Banking Corp.
1.20%, 05/19/17	$100	$99,715

		3,262,307
BEVERAGES — 3.54%
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	200	200,748
Diageo Capital PLC
1.50%, 05/11/17	150	150,102

		350,850
BIOTECHNOLOGY — 1.51%
Amgen Inc.
1.25%, 05/22/17	150	149,650

		149,650
CHEMICALS — 1.10%
Rohm & Haas Co.
6.00%, 09/15/17	100	108,900

		108,900
COMPUTERS — 3.14%
Apple Inc.
1.05%, 05/05/17	100	100,207
Hewlett-Packard Co.
2.60%, 09/15/17	100	101,426
International Business Machines Corp.
5.70%, 09/14/17	100	109,254

		310,887
DIVERSIFIED FINANCIAL SERVICES — 8.58%
American Express Credit Corp.
1.13%, 06/05/17	250	248,477
Ford Motor Credit Co. LLC
1.72%, 12/06/17	200	198,372
General Electric Capital Corp.
1.25%, 05/15/17 (Call 04/13/17)	250	250,584
General Motors Financial Co. Inc.
4.75%, 08/15/17	25	26,207
National Rural Utilities Cooperative Finance Corp.
0.95%, 04/24/17	25	24,889
NYSE Holdings LLC
2.00%, 10/05/17	100	100,893

		849,422
ELECTRIC — 3.54%
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	150	149,684
Duke Energy Corp.
1.63%, 08/15/17	200	200,376

		350,060

144

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2017 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

FOOD — 1.02%
Kroger Co. (The)
2.20%, 01/15/17	$100	$101,205

		101,205
HEALTH CARE — PRODUCTS — 1.51%
Becton Dickinson and Co.
1.80%, 12/15/17	150	149,788

		149,788
HEALTH CARE — SERVICES — 1.00%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	100	99,528

		99,528
INSURANCE — 2.04%
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	150	151,509
MetLife Inc.
1.90%, 12/15/17	50	50,378

		201,887
INTERNET — 1.01%
Amazon.com Inc.
1.20%, 11/29/17	100	99,564

		99,564
MACHINERY — 1.51%
Caterpillar Financial Services Corp.
1.25%, 08/18/17[a]	150	150,028

		150,028
MANUFACTURING — 1.10%
General Electric Co.
5.25%, 12/06/17	100	108,710

		108,710
MEDIA — 2.22%
Comcast Corp.
6.30%, 11/15/17	100	110,852
Viacom Inc.
6.13%, 10/05/17	100	108,608

		219,460
MINING — 2.03%
BHP Billiton Finance USA Ltd.
1.63%, 02/24/17	200	201,279

		201,279
OIL & GAS — 6.16%
Anadarko Petroleum Corp.
6.38%, 09/15/17	100	109,239

Security	Principal (000s)	Value

BP Capital Markets PLC
1.85%, 05/05/17	$100	$100,893
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	150	149,114
Occidental Petroleum Corp.
1.75%, 02/15/17	150	151,229
Shell International Finance BV
1.13%, 08/21/17	100	99,725

		610,200
PHARMACEUTICALS — 4.55%
AbbVie Inc.
1.75%, 11/06/17	150	149,996
Actavis Funding SCS
1.30%, 06/15/17	100	98,827
Express Scripts Holding Co.
2.65%, 02/15/17	100	101,649
Pfizer Inc.
1.10%, 05/15/17	100	100,122

		450,594
PIPELINES — 2.14%
Kinder Morgan Energy Partners LP
6.00%, 02/01/17	200	211,731

		211,731
REAL ESTATE INVESTMENT TRUSTS — 1.55%
Simon Property Group LP
2.80%, 01/30/17 (Call 10/30/16)	150	153,225

		153,225
RETAIL — 2.52%
Costco Wholesale Corp.
1.13%, 12/15/17	100	99,567
Wal-Mart Stores Inc.
1.00%, 04/21/17	150	150,151

		249,718
SEMICONDUCTORS — 1.01%
Intel Corp.
1.35%, 12/15/17	100	99,905

		99,905
SOFTWARE — 1.01%
Oracle Corp.
1.20%, 10/15/17	100	99,759

		99,759
TELECOMMUNICATIONS — 5.64%
AT&T Inc.
1.40%, 12/01/17	150	148,937
Cisco Systems Inc.
1.10%, 03/03/17	150	150,399
Verizon Communications Inc.
1.35%, 06/09/17	100	99,779

145

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2017 CORPORATE ETF

July 31, 2015

Security	Principal or Shares (000s)	Value

Vodafone Group PLC
5.63%, 02/27/17	$150	$158,947

		558,062

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,629,565)		9,598,122

SHORT-TERM INVESTMENTS — 5.06%

MONEY MARKET FUNDS — 5.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[b,c,d]	233	233,383
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[b,c,d]	26	26,367
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,c]	242	241,659

		501,409

TOTAL SHORT-TERM INVESTMENTS
(Cost: $501,409)		501,409

TOTAL INVESTMENTS IN SECURITIES — 102.00%
(Cost: $10,130,974)		10,099,531
Other Assets, Less Liabilities — (2.00)%		(198,331)

NET ASSETS — 100.00%		$9,901,200

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

146

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2018 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 98.66%

AEROSPACE & DEFENSE — 0.78%
Northrop Grumman Corp.
1.75%, 06/01/18	$175	$174,329
United Technologies Corp.
1.78%, 05/04/18[a]	100	100,024

		274,353
AGRICULTURE — 1.34%
Altria Group Inc.
9.70%, 11/10/18	100	123,426
Philip Morris International Inc.
5.65%, 05/16/18	175	193,818
Reynolds American Inc.
2.30%, 06/12/18	150	151,290

		468,534
AUTO MANUFACTURERS — 2.30%
American Honda Finance Corp.
1.50%, 03/13/18	100	99,823
2.13%, 10/10/18	50	50,487
General Motors Co.
3.50%, 10/02/18	250	254,966
PACCAR Financial Corp.
1.40%, 05/18/18	100	99,483
Toyota Motor Credit Corp.
1.45%, 01/12/18	200	200,147
2.00%, 10/24/18	100	100,877

		805,783
BANKS — 33.27%
Abbey National Treasury Services PLC/London
3.05%, 08/23/18	125	129,295
Bank of America Corp.
6.88%, 04/25/18	725	815,652
Series L
1.95%, 05/12/18	300	298,873
Bank of Montreal
1.45%, 04/09/18 (Call 03/09/18)	200	199,007
Bank of New York Mellon Corp. (The)
1.30%, 01/25/18 (Call 12/25/17)[b]	200	198,596
Bank of Nova Scotia (The)
2.05%, 10/30/18	250	251,257
Barclays PLC
2.00%, 03/16/18	200	199,291
BB&T Corp.
2.05%, 06/19/18 (Call 05/15/18)	150	150,855
BNP Paribas SA
2.40%, 12/12/18	200	202,006
BPCE SA
1.63%, 01/26/18[b]	250	248,704
Capital One N.A./Mclean VA
1.65%, 02/05/18 (Call 01/05/18)	250	248,053
Citigroup Inc.

Security	Principal (000s)	Value

1.70%, 04/27/18	$200	$198,463
1.75%, 05/01/18	300	298,085
2.50%, 09/26/18[b]	500	506,227
Commonwealth Bank of Australia/New York NY
2.50%, 09/20/18	250	254,625
Credit Suisse/New York NY
1.70%, 04/27/18	250	247,420
1.75%, 01/29/18	250	248,853
Deutsche Bank AG/London
1.88%, 02/13/18	200	198,947
Goldman Sachs Group Inc. (The)
2.90%, 07/19/18	250	256,163
6.15%, 04/01/18	700	775,255
HSBC USA Inc.
2.63%, 09/24/18	300	305,326
Intesa Sanpaolo SpA
3.88%, 01/16/18[b]	200	206,809
JPMorgan Chase & Co.
1.63%, 05/15/18	400	396,599
6.00%, 01/15/18	200	219,634
Series H
1.70%, 03/01/18 (Call 02/01/18)	450	448,423
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	250	249,456
Lloyds Bank PLC
1.75%, 05/14/18	250	248,720
Morgan Stanley
2.13%, 04/25/18	400	402,495
2.20%, 12/07/18	100	100,355
6.63%, 04/01/18	200	223,956
PNC Bank N.A.
1.50%, 02/23/18 (Call 01/24/18)[c]	250	248,507
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)[b]	150	149,153
Royal Bank of Canada
1.80%, 07/30/18	150	150,178
2.20%, 07/27/18	200	202,672
Santander Bank N.A.
2.00%, 01/12/18 (Call 12/12/17)	250	249,765
State Street Corp.
1.35%, 05/15/18	150	148,416
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	100	100,336
Toronto-Dominion Bank (The)
1.75%, 07/23/18	100	99,973
2.63%, 09/10/18	325	333,173
U.S. Bank N.A./Cincinnati OH
1.35%, 01/26/18 (Call 12/26/17)	250	248,547
UBS AG/Stamford CT
5.75%, 04/25/18	300	329,860
Wells Fargo & Co.
1.50%, 01/16/18[b]	375	374,645
Westpac Banking Corp.
1.60%, 01/12/18	200	199,335
2.25%, 07/30/18	100	101,046

		11,663,006
BEVERAGES — 3.15%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	175	174,328
Coca-Cola Co. (The)
1.65%, 11/01/18[b]	200	200,571

147

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	$150	$152,186
Diageo Capital PLC
1.13%, 04/29/18	100	98,096
Dr Pepper Snapple Group Inc.
6.82%, 05/01/18	100	112,861
PepsiCo Inc.
1.25%, 04/30/18	100	99,518
7.90%, 11/01/18	225	267,977

		1,105,537
BIOTECHNOLOGY — 0.32%
Amgen Inc.
6.15%, 06/01/18	100	111,845

		111,845
CHEMICALS — 1.22%
CF Industries Inc.
6.88%, 05/01/18	100	112,008
Dow Chemical Co. (The)
5.70%, 05/15/18	50	54,936
Ecolab Inc.
1.55%, 01/12/18	150	149,501
EI du Pont de Nemours & Co.
6.00%, 07/15/18	100	111,761

		428,206
COMPUTERS — 3.85%
Apple Inc.
1.00%, 05/03/18	375	371,065
Computer Sciences Corp.
6.50%, 03/15/18	100	110,251
EMC Corp./MA
1.88%, 06/01/18	225	225,528
Hewlett-Packard Co.
5.50%, 03/01/18	100	109,007
International Business Machines Corp.
1.13%, 02/06/18	300	298,048
7.63%, 10/15/18	200	236,058

		1,349,957
COSMETICS & PERSONAL CARE — 0.29%
Colgate-Palmolive Co.
1.50%, 11/01/18	100	100,350

		100,350
DIVERSIFIED FINANCIAL SERVICES — 5.69%
American Express Co.
1.55%, 05/22/18	325	322,259
Charles Schwab Corp. (The)
2.20%, 07/25/18 (Call 06/25/18)	100	101,383
Ford Motor Credit Co. LLC
2.15%, 01/09/18	200	199,884
2.88%, 10/01/18	400	405,273
General Electric Capital Corp.
5.63%, 05/01/18	450	497,382
International Lease Finance Corp.
7.13%, 09/01/18[d]	50	55,750

Security	Principal (000s)	Value

Jefferies Group LLC
5.13%, 04/13/18	$100	$106,030
NASDAQ OMX Group Inc. (The)
5.25%, 01/16/18	50	53,992
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	200	251,434

		1,993,387
ELECTRIC — 5.28%
Berkshire Hathaway Energy Co.
5.75%, 04/01/18	100	110,266
Commonwealth Edison Co.
5.80%, 03/15/18	100	110,907
Connecticut Light & Power Co. (The)
5.65%, 05/01/18	100	111,253
Dominion Resources Inc./VA
1.90%, 06/15/18	125	124,967
6.40%, 06/15/18	100	112,251
Duke Energy Corp.
2.10%, 06/15/18 (Call 05/15/18)	300	302,361
Nevada Power Co.
6.50%, 08/01/18	150	170,079
NiSource Finance Corp.
6.40%, 03/15/18	100	111,484
Northern States Power Co./MN
5.25%, 03/01/18	100	108,433
Pacific Gas & Electric Co.
8.25%, 10/15/18	50	59,449
PacifiCorp
5.65%, 07/15/18	50	55,640
PPL Capital Funding Inc.
1.90%, 06/01/18 (Call 05/01/18)	100	99,563
Southern California Edison Co.
5.50%, 08/15/18	100	111,241
Southern Co. (The)
2.45%, 09/01/18	150	152,416
Southwestern Electric Power Co.
Series F
5.88%, 03/01/18	100	109,948

		1,850,258
ELECTRONICS — 0.78%
Honeywell International Inc.
5.30%, 03/01/18	150	164,712
Koninklijke Philips NV
5.75%, 03/11/18	100	108,986

		273,698
ENVIRONMENTAL CONTROL — 0.32%
Waste Management Inc.
6.10%, 03/15/18	100	111,128

		111,128
FOOD — 1.05%
ConAgra Foods Inc.
1.90%, 01/25/18	100	99,304
Kraft Foods Group Inc.
6.13%, 08/23/18	100	111,590

148

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

Kraft Heinz Foods Co.
2.00%, 07/02/18[d]	$100	$99,973
Kroger Co. (The)
6.80%, 12/15/18	50	57,453

		368,320
GAS — 0.48%
CenterPoint Energy Inc.
6.50%, 05/01/18	50	55,834
Sempra Energy
6.15%, 06/15/18	100	111,616

		167,450
HEALTH CARE — PRODUCTS — 1.64%
Baxter International Inc.
1.85%, 06/15/18	150	149,501
Boston Scientific Corp.
2.65%, 10/01/18	100	100,941
CR Bard Inc.
1.38%, 01/15/18	50	49,445
Medtronic Inc.
1.38%, 04/01/18	175	174,251
Zimmer Biomet Holdings Inc.
2.00%, 04/01/18	100	99,923

		574,061
HEALTH CARE — SERVICES — 1.21%
Anthem Inc.
1.88%, 01/15/18	100	99,608
Humana Inc.
7.20%, 06/15/18	100	113,722
UnitedHealth Group Inc.
1.90%, 07/16/18	100	100,404
6.00%, 02/15/18	100	110,536

		424,270
HOLDING COMPANIES — DIVERSIFIED — 0.51%
Ares Capital Corp.
4.88%, 11/30/18	100	104,798
MUFG Americas Holdings Corp.
1.63%, 02/09/18 (Call 01/09/18)	75	74,423

		179,221
INSURANCE — 1.68%
Berkshire Hathaway Finance Corp.
5.40%, 05/15/18	250	276,243
Chubb Corp. (The)
5.75%, 05/15/18	100	110,581
Prudential Financial Inc.
2.30%, 08/15/18	100	101,059
Voya Financial Inc.
2.90%, 02/15/18	100	102,444

		590,327

Security	Principal (000s)	Value

INTERNET — 0.33%
Expedia Inc.
7.46%, 08/15/18	$100	$113,976

		113,976
MACHINERY — 1.53%
Caterpillar Financial Services Corp.
1.70%, 06/16/18[b]	25	25,056
5.45%, 04/15/18	100	109,958
Series G
2.45%, 09/06/18	100	101,981
John Deere Capital Corp.
1.35%, 01/16/18	100	99,833
1.95%, 12/13/18	150	150,881
Roper Technologies Inc.
2.05%, 10/01/18	50	49,712

		537,421
MANUFACTURING — 0.86%
Crane Co.
2.75%, 12/15/18	100	102,139
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	175	198,151

		300,290
MEDIA — 2.02%
21st Century Fox America Inc.
8.25%, 08/10/18	25	29,532
Comcast Corp.
5.70%, 05/15/18	250	277,557
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18	50	49,596
Historic TW Inc.
6.88%, 06/15/18	100	113,872
Time Warner Cable Inc.
6.75%, 07/01/18	100	111,613
Viacom Inc.
2.50%, 09/01/18	125	125,779

		707,949
METAL FABRICATE & HARDWARE — 0.21%
Precision Castparts Corp.
1.25%, 01/15/18	75	74,659

		74,659
MINING — 1.59%
Barrick Gold Corp.
2.50%, 05/01/18	50	49,357
Freeport-McMoRan Inc.
2.38%, 03/15/18	150	139,500
Goldcorp Inc.
2.13%, 03/15/18	50	49,290
Rio Tinto Finance USA PLC
2.25%, 12/14/18 (Call 11/14/18)	275	274,648

149

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

Teck Resources Ltd.
2.50%, 02/01/18	$50	$45,500

		558,295
OFFICE & BUSINESS EQUIPMENT — 0.43%
Xerox Corp.
6.35%, 05/15/18	135	149,607

		149,607
OIL & GAS — 5.55%
BP Capital Markets PLC
1.38%, 05/10/18	225	223,089
1.67%, 02/13/18	100	100,209
Canadian Natural Resources Ltd.
1.75%, 01/15/18	125	123,399
Chevron Corp.
1.72%, 06/24/18 (Call 05/24/18)	275	276,500
ConocoPhillips
5.20%, 05/15/18	150	164,068
ConocoPhillips Co.
1.50%, 05/15/18	50	49,743
Exxon Mobil Corp.
1.31%, 03/06/18	200	199,672
Marathon Oil Corp.
5.90%, 03/15/18	100	109,136
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	100	99,531
Shell International Finance BV
2.00%, 11/15/18	250	252,472
Southwestern Energy Co.
7.50%, 02/01/18	100	110,280
Suncor Energy Inc.
6.10%, 06/01/18	100	110,829
Total Capital SA
2.13%, 08/10/18	125	126,599

		1,945,527
OIL & GAS SERVICES — 0.92%
Baker Hughes Inc.
7.50%, 11/15/18	50	58,207
Halliburton Co.
2.00%, 08/01/18 (Call 07/01/18)	100	100,881
Weatherford International Ltd./Bermuda
6.00%, 03/15/18	50	52,097
Western Atlas Inc.
6.00%, 06/01/18	100	110,701

		321,886
PHARMACEUTICALS — 5.17%
AbbVie Inc.
1.80%, 05/14/18	250	248,855
2.00%, 11/06/18	100	99,562
Actavis Funding SCS
2.35%, 03/12/18	250	250,696
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	250	277,942
Johnson & Johnson
1.65%, 12/05/18[b]	200	200,588

Security	Principal (000s)	Value

McKesson Corp.
1.40%, 03/15/18	$100	$98,880
Medco Health Solutions Inc.
7.13%, 03/15/18	100	112,645
Merck & Co. Inc.
1.30%, 05/18/18[b]	175	174,285
Pfizer Inc.
1.50%, 06/15/18	150	150,170
Sanofi
1.25%, 04/10/18	100	99,370
Zoetis Inc.
1.88%, 02/01/18	100	99,481

		1,812,474
PIPELINES — 2.49%
Enbridge Energy Partners LP
Series B
6.50%, 04/15/18	100	110,013
Energy Transfer Partners LP
6.70%, 07/01/18	100	110,435
Enterprise Products Operating LLC
6.65%, 04/15/18[b]	100	112,298
Kinder Morgan Energy Partners LP
5.95%, 02/15/18[b]	150	161,924
Plains All American Pipeline LP/PAA Finance Corp.
6.50%, 05/01/18	100	111,156
Spectra Energy Capital LLC
6.20%, 04/15/18	100	109,371
TransCanada PipeLines Ltd.
1.88%, 01/12/18	100	100,443
6.50%, 08/15/18	50	56,539

		872,179
REAL ESTATE INVESTMENT TRUSTS — 1.81%
American Tower Corp.
4.50%, 01/15/18	100	105,494
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	100	105,172
HCP Inc.
6.70%, 01/30/18	100	111,033
Health Care REIT Inc.
2.25%, 03/15/18	100	100,534
Select Income REIT
2.85%, 02/01/18 (Call 01/01/18)	100	100,725
Simon Property Group LP
6.13%, 05/30/18	100	112,059

		635,017
RETAIL — 2.67%
CVS Health Corp.
1.90%, 07/20/18	25	25,108
2.25%, 12/05/18 (Call 11/05/18)	100	101,072
Home Depot Inc. (The)
2.25%, 09/10/18 (Call 08/10/18)	175	178,923
McDonald’s Corp.
5.35%, 03/01/18	100	109,214
Nordstrom Inc.
6.25%, 01/15/18	50	55,080
Staples Inc.
2.75%, 01/12/18 (Call 12/13/17)	50	50,298

150

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2018 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	$50	$50,570
Target Corp.
6.00%, 01/15/18	100	111,298
Wal-Mart Stores Inc.
1.95%, 12/15/18	250	253,195

		934,758
SEMICONDUCTORS — 0.41%
QUALCOMM Inc.
1.40%, 05/18/18	145	143,466

		143,466
SOFTWARE — 1.36%
CA Inc.
2.88%, 08/15/18	50	49,979
Microsoft Corp.
1.63%, 12/06/18	175	176,229
Oracle Corp.
5.75%, 04/15/18	225	249,879

		476,087
TELECOMMUNICATIONS — 4.57%
AT&T Inc.
5.50%, 02/01/18	400	435,618
British Telecommunications PLC
5.95%, 01/15/18	100	110,129
Cisco Systems Inc.
1.65%, 06/15/18	150	150,506
Harris Corp.
2.00%, 04/27/18	75	74,326
Rogers Communications Inc.
6.80%, 08/15/18	150	170,224
Telefonica Emisiones SAU
3.19%, 04/27/18	150	154,176
Verizon Communications Inc.
6.10%, 04/15/18	300	332,735
Vodafone Group PLC
1.50%, 02/19/18	175	172,452

		1,600,166
TOYS, GAMES & HOBBIES — 0.28%
Mattel Inc.
1.70%, 03/15/18	100	99,137

		99,137
TRANSPORTATION — 1.16%
Burlington Northern Santa Fe LLC
5.75%, 03/15/18	50	55,185
Norfolk Southern Corp.
5.75%, 04/01/18	50	55,078
Ryder System Inc.
2.45%, 11/15/18 (Call 10/15/18)	75	75,602
Union Pacific Corp.
5.70%, 08/15/18	100	111,926

Security	Principal or Shares (000s)	Value

United Parcel Service Inc.
5.50%, 01/15/18	$100	$110,017

		407,808
TRUCKING & LEASING — 0.14%
GATX Corp.
2.38%, 07/30/18	50	50,167

		50,167

TOTAL CORPORATE BONDS & NOTES
(Cost: $34,814,036)		34,580,560

SHORT-TERM INVESTMENTS — 7.29%

MONEY MARKET FUNDS — 7.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,e,f]	1,830	1,829,889
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,e,f]	101	101,096
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,e]	625	625,378

		2,556,363

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,556,363)		2,556,363

TOTAL INVESTMENTS IN SECURITIES — 105.95%
(Cost: $37,370,399)		37,136,923
Other Assets, Less Liabilities — (5.95)%		(2,084,729)

NET ASSETS — 100.00%		$35,052,194

[a]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

151

Schedule of Investments (Unaudited)

iSHARES® iBONDS® MAR 2018 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 92.24%

ADVERTISING — 0.11%
Interpublic Group of Companies Inc. (The)
2.25%, 11/15/17	$100	$100,755

		100,755
AEROSPACE & DEFENSE — 0.77%
General Dynamics Corp.
1.00%, 11/15/17	150	149,119
L-3 Communications Corp.
1.50%, 05/28/17	150	148,500
United Technologies Corp.
1.80%, 06/01/17	300	303,959
5.38%, 12/15/17	100	109,215

		710,793
AGRICULTURE — 0.78%
Archer-Daniels-Midland Co.
5.45%, 03/15/18	100	109,686
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	75	76,630
Philip Morris International Inc.
1.13%, 08/21/17[a]	400	398,900
Reynolds American Inc.
2.30%, 08/21/17[a,b]	50	50,390
6.75%, 06/15/17	75	81,642

		717,248
AUTO MANUFACTURERS — 1.90%
American Honda Finance Corp.
0.95%, 05/05/17	250	249,300
1.20%, 07/14/17	100	99,787
1.55%, 12/11/17	300	300,617
PACCAR Financial Corp.
1.45%, 03/09/18	250	249,749
Toyota Motor Credit Corp.
1.13%, 05/16/17	150	150,037
1.38%, 01/10/18	600	599,363
1.75%, 05/22/17	100	101,141

		1,749,994
AUTO PARTS & EQUIPMENT — 0.11%
Johnson Controls Inc.
1.40%, 11/02/17	100	99,315

		99,315
BANKS — 32.16%
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 06/13/17[a]	250	248,803
1.50%, 01/16/18	250	249,463
Bank of America Corp.
1.70%, 08/25/17	500	500,091

Security	Principal (000s)	Value

2.00%, 01/11/18	$850	$852,841
5.70%, 05/02/17	250	266,021
5.75%, 12/01/17	600	651,588
6.00%, 09/01/17	450	487,399
Bank of Montreal
1.30%, 07/14/17 (Call 06/14/17)	250	249,468
1.40%, 09/11/17	250	249,425
Bank of New York Mellon Corp. (The)
1.35%, 03/06/18 (Call 02/06/18)	375	371,778
Bank of Nova Scotia (The)
1.25%, 04/11/17	300	299,444
1.38%, 12/18/17 (Call 11/18/17)	350	348,485
Barclays PLC
2.00%, 03/16/18	300	298,936
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	75	74,672
1.60%, 08/15/17 (Call 07/14/17)	100	100,171
BNP Paribas SA
2.38%, 09/14/17	300	303,501
BPCE SA
1.63%, 01/26/18	250	248,704
Branch Banking & Trust Co.
1.00%, 04/03/17 (Call 03/03/17)	250	248,718
Capital One Financial Corp.
6.75%, 09/15/17	150	165,187
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)	250	248,307
1.65%, 02/05/18 (Call 01/05/18)	500	496,107
Citigroup Inc.
1.55%, 08/14/17	750	747,595
1.85%, 11/24/17	250	250,219
6.00%, 08/15/17	100	108,390
6.13%, 11/21/17	850	930,794
Commonwealth Bank of Australia/New York NY
1.63%, 03/12/18	250	248,954
1.90%, 09/18/17	500	504,062
Compass Bank
1.85%, 09/29/17 (Call 08/29/17)	250	249,152
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
1.70%, 03/19/18	250	249,746
CorpBanca SA
3.13%, 01/15/18	200	201,500
Credit Suisse/New York NY
1.38%, 05/26/17	1,100	1,095,361
6.00%, 02/15/18	190	207,291
Deutsche Bank AG/London
1.35%, 05/30/17	450	447,083
1.88%, 02/13/18	500	497,368
6.00%, 09/01/17	375	405,765
Fifth Third Bank/Cincinnati OH
1.45%, 02/28/18 (Call 01/28/18)	200	197,796
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	1,050	1,063,546
6.25%, 09/01/17	650	708,721
HSBC USA Inc.
1.30%, 06/23/17	100	99,700
1.50%, 11/13/17	300	299,590
1.63%, 01/16/18	300	299,178
1.70%, 03/05/18	200	199,548
Intesa Sanpaolo SpA
3.88%, 01/16/18	250	258,512
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	750	814,767

152

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

KeyBank N.A./Cleveland OH
1.65%, 02/01/18	$250	$249,456
Lloyds Bank PLC
1.75%, 03/16/18	200	199,543
Manufacturers & Traders Trust Co.
1.40%, 07/25/17 (Call 06/25/17)	250	248,733
Morgan Stanley
5.95%, 12/28/17	800	874,698
Series F
5.55%, 04/27/17	600	640,352
MUFG Union Bank N.A.
2.13%, 06/16/17	250	252,363
National Bank of Canada
1.45%, 11/07/17 (Call 10/07/17)	250	247,729
PNC Bank N.A.
1.50%, 02/23/18 (Call 01/24/18)[c]	250	248,507
6.00%, 12/07/17[c]	250	274,286
Royal Bank of Canada
1.25%, 06/16/17	250	249,258
1.40%, 10/13/17	250	249,401
1.50%, 01/16/18	250	249,463
Santander Bank N.A.
2.00%, 01/12/18 (Call 12/12/17)	250	249,765
Societe Generale SA
2.75%, 10/12/17	250	254,761
State Street Corp.
4.96%, 03/15/18	150	160,516
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18[a]	250	248,204
1.75%, 01/16/18	250	249,405
1.80%, 07/18/17	250	250,525
SunTrust Banks Inc.
6.00%, 09/11/17	150	162,629
Svenska Handelsbanken AB
1.63%, 03/21/18	500	498,529
Toronto-Dominion Bank (The)
1.13%, 05/02/17	250	249,628
1.63%, 03/13/18	250	250,226
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	250	251,214
U.S. Bank N.A./Cincinnati OH
1.35%, 01/26/18 (Call 12/26/17)	250	248,547
1.38%, 09/11/17 (Call 08/11/17)	250	249,555
UBS AG/Stamford CT
1.38%, 06/01/17	250	248,938
1.38%, 08/14/17	500	497,647
1.80%, 03/26/18	250	248,781
5.88%, 12/20/17	500	545,393
Wachovia Corp.
5.75%, 02/01/18	800	879,196
Wells Fargo & Co.
1.50%, 01/16/18[a]	900	899,148
5.63%, 12/11/17	650	710,991
Wells Fargo Bank N.A.
6.00%, 11/15/17	250	274,258
Westpac Banking Corp.
1.20%, 05/19/17	150	149,572
1.50%, 12/01/17	500	499,303
1.60%, 01/12/18	350	348,836

		29,653,103

Security	Principal (000s)	Value

BEVERAGES — 2.07%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	$75	$82,131
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	400	398,463
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	250	250,935
Coca-Cola Co. (The)
1.65%, 03/14/18[a]	250	252,314
Diageo Capital PLC
1.50%, 05/11/17	250	250,170
5.75%, 10/23/17	250	272,146
PepsiCo Inc.
1.13%, 07/17/17	250	250,310
1.25%, 08/13/17	150	150,238

		1,906,707
BIOTECHNOLOGY — 0.83%
Amgen Inc.
1.25%, 05/22/17	250	249,417
2.13%, 05/15/17	250	253,274
Biogen Inc.
6.88%, 03/01/18	100	113,052
Celgene Corp.
1.90%, 08/15/17	150	150,716

		766,459
CHEMICALS — 1.12%
Air Products & Chemicals Inc.
1.20%, 10/15/17	100	99,435
Airgas Inc.
1.65%, 02/15/18 (Call 01/15/18)	100	99,041
Eastman Chemical Co.
2.40%, 06/01/17	250	253,321
Ecolab Inc.
1.45%, 12/08/17	75	74,636
1.55%, 01/12/18	150	149,501
Monsanto Co.
1.15%, 06/30/17	150	148,702
RPM International Inc.
6.50%, 02/15/18	100	109,937
Sherwin-Williams Co. (The)
1.35%, 12/15/17	100	99,511

		1,034,084
COMMERCIAL SERVICES — 0.22%
Synchrony Financial
1.88%, 08/15/17 (Call 07/15/17)	100	99,829
Western Union Co. (The)
2.88%, 12/10/17	100	102,026

		201,855
COMPUTERS — 2.20%
Apple Inc.
1.05%, 05/05/17	350	350,726
Computer Sciences Corp.
6.50%, 03/15/18	50	55,125

153

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

Hewlett-Packard Co.
2.60%, 09/15/17	$355	$360,061
5.50%, 03/01/18	150	163,511
International Business Machines Corp.
5.70%, 09/14/17	850	928,656
NetApp Inc.
2.00%, 12/15/17	175	175,440

		2,033,519
DIVERSIFIED FINANCIAL SERVICES — 8.56%
Air Lease Corp.
5.63%, 04/01/17	50	52,887
American Express Co.
6.15%, 08/28/17	600	653,558
7.00%, 03/19/18	600	679,222
American Express Credit Corp.
1.13%, 06/05/17	300	298,172
Bear Stearns Companies Inc. (The)
7.25%, 02/01/18	1,050	1,182,694
Bear Stearns Companies LLC (The)
6.40%, 10/02/17	550	602,824
Charles Schwab Corp. (The)
1.50%, 03/10/18 (Call 02/10/18)	250	250,066
6.38%, 09/01/17	100	110,264
Discover Financial Services
6.45%, 06/12/17	150	162,405
Ford Motor Credit Co. LLC
1.72%, 12/06/17	200	198,372
2.15%, 01/09/18	300	299,826
2.38%, 01/16/18	700	703,091
3.00%, 06/12/17	200	204,004
General Electric Capital Corp.
2.30%, 04/27/17	450	458,405
5.63%, 09/15/17	1,045	1,137,196
General Motors Financial Co. Inc.
4.75%, 08/15/17	400	419,319
Janus Capital Group Inc.
6.70%, 06/15/17[a]	100	108,571
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18	200	217,976
NYSE Holdings LLC
2.00%, 10/05/17	150	151,340

		7,890,192
ELECTRIC — 3.74%
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	100	99,789
Appalachian Power Co.
Series K
5.00%, 06/01/17	100	106,153
Berkshire Hathaway Energy Co.
1.10%, 05/15/17	250	248,763
CMS Energy Corp.
5.05%, 02/15/18	75	80,946
Dominion Resources Inc./VA
Series A
1.40%, 09/15/17	75	74,609
Duke Energy Corp.
1.63%, 08/15/17	200	200,376
Edison International
3.75%, 09/15/17	75	78,461

Security	Principal (000s)	Value

Exelon Corp.
1.55%, 06/09/17	$250	$249,949
Exelon Generation Co. LLC
6.20%, 10/01/17	75	81,459
Kansas City Power & Light Co.
6.38%, 03/01/18[a]	450	501,014
NiSource Finance Corp.
6.40%, 03/15/18	180	200,672
Oncor Electric Delivery Co. LLC
5.00%, 09/30/17	150	160,932
Pacific Gas & Electric Co.
5.63%, 11/30/17	75	81,497
PECO Energy Co.
5.35%, 03/01/18	250	273,035
Southern California Edison Co. Series 14-B
1.13%, 05/01/17	450	448,944
Southern Co. (The)
1.30%, 08/15/17	100	99,638
TransAlta Corp.
1.90%, 06/03/17	250	246,605
Virginia Electric & Power Co.
5.95%, 09/15/17	200	218,911

		3,451,753
ELECTRONICS — 1.19%
Amphenol Corp.
1.55%, 09/15/17	100	99,769
Honeywell International Inc.
5.30%, 03/01/18	375	411,781
Koninklijke Philips NV
5.75%, 03/11/18	400	435,945
Tech Data Corp.
3.75%, 09/21/17	50	51,598
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	100	99,787

		1,098,880
ENVIRONMENTAL CONTROL — 0.12%
Waste Management Inc.
6.10%, 03/15/18	100	111,128

		111,128
FOOD — 1.73%
Campbell Soup Co.
3.05%, 07/15/17	100	102,720
ConAgra Foods Inc.
1.90%, 01/25/18[a]	225	223,435
General Mills Inc.
1.40%, 10/20/17	300	298,755
Kraft Foods Group Inc.
2.25%, 06/05/17	125	126,513
Kraft Heinz Foods Co.
1.60%, 06/30/17[b]	250	249,995
Kroger Co. (The)
6.40%, 08/15/17	100	109,461
Mondelez International Inc.
6.13%, 02/01/18	105	116,028
Sysco Corp.
5.25%, 02/12/18	250	272,610

154

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

Unilever Capital Corp.
0.85%, 08/02/17	$100	$99,485

		1,599,002
FOREST PRODUCTS & PAPER — 0.12%
Domtar Corp.
10.75%, 06/01/17	100	115,746

		115,746
HEALTH CARE — PRODUCTS — 1.15%
Becton Dickinson and Co.
1.45%, 05/15/17	100	99,717
1.80%, 12/15/17	400	399,435
Covidien International Finance SA
6.00%, 10/15/17	175	191,773
CR Bard Inc.
1.38%, 01/15/18	75	74,168
Medtronic Inc.
1.50%, 03/15/18[a,b]	300	299,773

		1,064,866
HEALTH CARE — SERVICES — 1.40%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	150	149,292
Anthem Inc.
1.88%, 01/15/18	105	104,589
5.88%, 06/15/17	200	215,084
Laboratory Corp. of America Holdings
2.20%, 08/23/17	100	100,783
UnitedHealth Group Inc.
1.40%, 12/15/17	450	448,007
6.00%, 02/15/18	250	276,341

		1,294,096
HOUSEHOLD PRODUCTS & WARES — 0.24%
Clorox Co. (The)
5.95%, 10/15/17	100	109,477
Kimberly-Clark Corp.
6.13%, 08/01/17	100	109,577

		219,054
HOUSEWARES — 0.11%
Newell Rubbermaid Inc.
2.05%, 12/01/17	100	100,383

		100,383
INSURANCE — 2.18%
American International Group Inc.
5.85%, 01/16/18	250	275,260
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	250	252,515
Berkshire Hathaway Inc.
1.55%, 02/09/18[a]	300	300,819
Kemper Corp.
6.00%, 05/15/17	100	106,243
MetLife Inc.
1.76%, 12/15/17	375	377,163

Security	Principal (000s)	Value

Principal Financial Group Inc.
1.85%, 11/15/17	$100	$100,422
Prudential Financial Inc.
Series D
6.00%, 12/01/17	405	444,558
Voya Financial Inc.
2.90%, 02/15/18	150	153,665

		2,010,645
INTERNET — 0.92%
Alibaba Group Holding Ltd.
1.63%, 11/28/17[b]	200	199,985
Amazon.com Inc.
1.20%, 11/29/17	150	149,346
Baidu Inc.
2.25%, 11/28/17	200	200,412
eBay Inc.
1.35%, 07/15/17	200	198,199
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	100	101,116

		849,058
LEISURE TIME — 0.11%
Carnival Corp.
1.88%, 12/15/17	100	99,686

		99,686
LODGING — 0.11%
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	100	100,509

		100,509
MACHINERY — 1.47%
Caterpillar Financial Services Corp.
1.25%, 08/18/17[a]	250	250,046
Series G
1.25%, 11/06/17	250	249,383
John Deere Capital Corp.
1.20%, 10/10/17	250	249,672
1.55%, 12/15/17	300	301,109
2.80%, 09/18/17	150	154,357
Roper Technologies Inc.
1.85%, 11/15/17	150	149,962

		1,354,529
MANUFACTURING — 1.39%
3M Co.
1.00%, 06/26/17	100	100,073
Eaton Corp.
1.50%, 11/02/17	200	199,510
General Electric Co.
5.25%, 12/06/17	800	869,681
Tyco Electronics Group SA
6.55%, 10/01/17	100	110,360

		1,279,624

155

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

MEDIA — 1.98%
Comcast Corp.
5.88%, 02/15/18	$105	$116,292
6.30%, 11/15/17	250	277,129
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18	250	247,979
Thomson Reuters Corp.
1.65%, 09/29/17	100	99,871
Time Warner Cable Inc.
5.85%, 05/01/17	425	451,768
Viacom Inc.
3.50%, 04/01/17	125	128,553
6.13%, 10/05/17	100	108,608
Walt Disney Co. (The)
1.10%, 12/01/17	400	398,524

		1,828,724
METAL FABRICATE & HARDWARE — 0.38%
Precision Castparts Corp.
1.25%, 01/15/18	350	348,407

		348,407
MINING — 1.24%
Freeport-McMoRan Inc.
2.38%, 03/15/18	425	395,250
Goldcorp Inc.
2.13%, 03/15/18	100	98,579
Rio Tinto Finance USA PLC
1.63%, 08/21/17 (Call 07/21/17)	400	398,506
Teck Resources Ltd.
2.50%, 02/01/18	275	250,250

		1,142,585
OFFICE & BUSINESS EQUIPMENT — 0.19%
Pitney Bowes Inc.
5.75%, 09/15/17	162	173,993

		173,993
OIL & GAS — 5.09%
Anadarko Petroleum Corp.
6.38%, 09/15/17	405	442,416
Apache Corp.
1.75%, 04/15/17	150	150,223
BP Capital Markets PLC
1.38%, 11/06/17	250	249,246
1.67%, 02/13/18	250	250,523
1.85%, 05/05/17	150	151,340
Canadian Natural Resources Ltd.
1.75%, 01/15/18	150	148,078
5.70%, 05/15/17	200	212,894
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	300	298,227
1.35%, 11/15/17	300	300,094
1.37%, 03/02/18	250	249,529
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	175	173,329
Exxon Mobil Corp.
1.31%, 03/06/18	500	499,181

Security	Principal (000s)	Value

Marathon Oil Corp.
6.00%, 10/01/17	$200	$216,604
Murphy Oil Corp.
2.50%, 12/01/17	100	98,523
Nabors Industries Inc.
6.15%, 02/15/18	200	214,328
Phillips 66
2.95%, 05/01/17	225	230,176
Rowan Companies Inc.
5.00%, 09/01/17	94	97,361
Shell International Finance BV
1.13%, 08/21/17	100	99,725
Southwestern Energy Co.
3.30%, 01/23/18	75	75,731
7.50%, 02/01/18	100	110,280
Total Capital Canada Ltd.
1.45%, 01/15/18	350	350,089
Valero Energy Corp.
6.13%, 06/15/17	75	81,000

		4,698,897
OIL & GAS SERVICES — 0.33%
FMC Technologies Inc.
2.00%, 10/01/17	100	99,765
Weatherford International Ltd./Bermuda
6.00%, 03/15/18	200	208,389

		308,154
PHARMACEUTICALS — 4.52%
AbbVie Inc.
1.75%, 11/06/17	700	699,981
Actavis Funding SCS
2.35%, 03/12/18	750	752,088
Actavis Inc.
1.88%, 10/01/17	250	249,018
AmerisourceBergen Corp.
1.15%, 05/15/17	100	99,418
AstraZeneca PLC
5.90%, 09/15/17	450	492,777
Bristol-Myers Squibb Co.
0.88%, 08/01/17	100	99,437
Cardinal Health Inc.
1.70%, 03/15/18	100	99,721
Express Scripts Holding Co.
1.25%, 06/02/17	250	248,373
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	300	301,723
Johnson & Johnson
5.55%, 08/15/17	200	217,848
McKesson Corp.
1.40%, 03/15/18	75	74,160
Medco Health Solutions Inc.
7.13%, 03/15/18	75	84,483
Merck & Co. Inc.
1.10%, 01/31/18[a]	300	298,829
Pfizer Inc.
1.10%, 05/15/17	350	350,427
Zoetis Inc.
1.88%, 02/01/18	100	99,481

		4,167,764

156

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

PIPELINES — 1.31%
Buckeye Partners LP
6.05%, 01/15/18	$50	$53,597
Enterprise Products Operating LLC
Series L
6.30%, 09/15/17	100	109,698
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	275	296,861
Kinder Morgan Inc./DE
2.00%, 12/01/17	300	297,553
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	200	197,440
Southern Natural Gas Co. LLC
5.90%, 04/01/17[b]	100	105,916
TransCanada PipeLines Ltd.
1.88%, 01/12/18	150	150,664

		1,211,729
REAL ESTATE INVESTMENT TRUSTS — 1.81%
American Tower Corp.
4.50%, 01/15/18	275	290,108
Equity Commonwealth
6.65%, 01/15/18 (Call 07/15/17)	50	53,797
HCP Inc.
6.70%, 01/30/18	155	172,101
Health Care REIT Inc.
2.25%, 03/15/18	305	306,630
Hospitality Properties Trust
6.70%, 01/15/18 (Call 07/15/17)	100	107,987
Kimco Realty Corp.
4.30%, 02/01/18 (Call 11/01/17)	75	79,136
Select Income REIT
2.85%, 02/01/18 (Call 01/01/18)	300	302,175
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	150	152,265
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	205	205,788

		1,669,987
RETAIL — 3.32%
Costco Wholesale Corp.
1.13%, 12/15/17	400	398,268
CVS Health Corp.
5.75%, 06/01/17	400	430,765
Darden Restaurants Inc.
6.45%, 10/15/17	50	53,918
Dollar General Corp.
4.13%, 07/15/17	100	104,034
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	100	100,824
Macy’s Retail Holdings Inc.
7.45%, 07/15/17	100	111,195
McDonald’s Corp.
5.35%, 03/01/18	250	273,035
Nordstrom Inc.
6.25%, 01/15/18	100	110,160
Staples Inc.
2.75%, 01/12/18 (Call 12/13/17)	50	50,298
Target Corp.
5.38%, 05/01/17	300	322,377

Security	Principal (000s)	Value

Wal-Mart Stores Inc.
5.38%, 04/05/17	$300	$321,983
5.80%, 02/15/18	300	333,692
Walgreen Co.
1.80%, 09/15/17	150	152,544
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	300	300,194

		3,063,287
SEMICONDUCTORS — 0.60%
Altera Corp.
1.75%, 05/15/17	100	100,508
Intel Corp.
1.35%, 12/15/17	450	449,571

		550,079
SOFTWARE — 0.68%
Autodesk Inc.
1.95%, 12/15/17	100	100,275
Dun & Bradstreet Corp. (The)
3.25%, 12/01/17	100	101,549
Fidelity National Information Services Inc.
1.45%, 06/05/17	75	74,673
Oracle Corp.
1.20%, 10/15/17[a]	350	349,158

		625,655
TELECOMMUNICATIONS — 3.01%
AT&T Inc.
1.40%, 12/01/17	500	496,457
5.50%, 02/01/18	450	490,071
British Telecommunications PLC
5.95%, 01/15/18	200	220,258
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	100	99,979
Qwest Corp.
6.50%, 06/01/17	100	107,000
Telefonica Emisiones SAU
6.22%, 07/03/17	125	135,366
Verizon Communications Inc.
1.35%, 06/09/17	750	748,344
5.50%, 02/15/18	75	81,779
Vodafone Group PLC
1.50%, 02/19/18	400	394,175

		2,773,429
TOYS, GAMES & HOBBIES — 0.11%
Mattel Inc.
1.70%, 03/15/18	100	99,137

		99,137
TRANSPORTATION — 0.68%
Burlington Northern Santa Fe LLC
5.65%, 05/01/17	100	107,390
5.75%, 03/15/18	75	82,778
CSX Corp.
6.25%, 03/15/18	100	111,593

157

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 CORPORATE ETF

July 31, 2015

Security	Principal or Shares (000s)	Value

Ryder System Inc.
2.50%, 03/01/18 (Call 02/01/18)	$75	$76,114
United Parcel Service Inc.
1.13%, 10/01/17	250	249,808

		627,683
WATER — 0.18%
American Water Capital Corp.
6.09%, 10/15/17	150	164,481

		164,481
TOTAL CORPORATE BONDS & NOTES
(Cost: $85,177,737)		85,066,974

INVESTMENT COMPANIES — 5.48%
iShares iBonds Mar 2018 Corporate ex-Financials ETF[c]	51	5,051,550

TOTAL INVESTMENT COMPANIES
(Cost: $4,980,453)		5,051,550

SHORT-TERM INVESTMENTS — 4.70%

MONEY MARKET FUNDS — 4.70%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	2,689	2,689,042
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	304	303,798
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	1,339	1,339,240

		4,332,080

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,332,080)		4,332,080

TOTAL INVESTMENTS IN SECURITIES — 102.42%
(Cost: $94,490,270)		94,450,604
Other Assets, Less Liabilities — (2.42)%		(2,233,114)

NET ASSETS — 100.00%		$92,217,490

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

158

Schedule of Investments (Unaudited)

iSHARES® iBONDS® MAR 2018 CORPORATE ex-FINANCIALS ETF

July 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.40%

AEROSPACE & DEFENSE — 2.95%
General Dynamics Corp.
1.00%, 11/15/17	$1,449	$1,440,495
United Technologies Corp.
1.80%, 06/01/17	3,601	3,648,527

		5,089,022
AGRICULTURE — 1.65%
Archer-Daniels-Midland Co.
5.45%, 03/15/18	1,349	1,479,658
Bunge Ltd. Finance Corp.
3.20%, 06/15/17[a]	208	212,520
Philip Morris International Inc.
1.13%, 08/21/17	1,025	1,022,183
Reynolds American Inc.
6.75%, 06/15/17	129	140,423

		2,854,784
AUTO MANUFACTURERS — 4.31%
American Honda Finance Corp.
0.95%, 05/05/17	1,000	997,200
1.20%, 07/14/17	500	498,935
1.50%, 03/13/18	500	499,113
1.55%, 12/11/17	1,300	1,302,675
Toyota Motor Credit Corp.
1.25%, 10/05/17	1,837	1,836,567
1.38%, 01/10/18	251	250,733
1.45%, 01/12/18	500	500,367
1.75%, 05/22/17	1,550	1,567,680

		7,453,270
BEVERAGES — 6.47%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18[a]	1,593	1,586,880
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	2,124	2,131,948
Beam Suntory Inc.
1.88%, 05/15/17	409	411,616
Brown-Forman Corp.
1.00%, 01/15/18	574	566,568
Coca-Cola Co. (The)
1.65%, 03/14/18	1,593	1,607,746
Diageo Capital PLC
1.50%, 05/11/17	2,856	2,857,939
5.75%, 10/23/17	165	179,616
PepsiCo Inc.
1.25%, 08/13/17	1,837	1,839,913

		11,182,226

Security	Principal (000s)	Value

BIOTECHNOLOGY — 0.53%
Amgen Inc.
2.13%, 05/15/17	$904	$915,839

		915,839
CHEMICALS — 1.95%
Eastman Chemical Co.
2.40%, 06/01/17	373	377,954
Ecolab Inc.
1.45%, 12/08/17	409	407,016
Monsanto Co.
1.15%, 06/30/17	450	446,106
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	86	88,814
Praxair Inc.
1.05%, 11/07/17	940	933,497
Rohm & Haas Co.
6.00%, 09/15/17	109	118,701
Sherwin-Williams Co. (The)
1.35%, 12/15/17	1,003	998,090

		3,370,178
COMMERCIAL SERVICES — 0.35%
Catholic Health Initiatives
1.60%, 11/01/17	185	184,345
Western Union Co. (The)
2.88%, 12/10/17	409	417,285

		601,630
COMPUTERS — 4.22%
Apple Inc.
0.90%, 05/12/17	500	499,287
1.05%, 05/05/17[a]	1,250	1,252,593
Computer Sciences Corp.
6.50%, 03/15/18	373	411,235
Hewlett-Packard Co.
2.60%, 09/15/17	861	873,274
International Business Machines Corp.
1.25%, 02/08/18	1,550	1,544,671
5.70%, 09/14/17	2,289	2,500,817
NetApp Inc.
2.00%, 12/15/17	208	208,523

		7,290,400
DIVERSIFIED FINANCIAL SERVICES — 1.61%
Ford Motor Credit Co. LLC
1.68%, 09/08/17	500	496,955
3.00%, 06/12/17	800	816,018
National Rural Utilities Cooperative Finance Corp.
0.95%, 04/24/17	500	497,772
5.45%, 04/10/17	409	438,510
5.45%, 02/01/18	495	539,491

		2,788,746
ELECTRIC — 7.16%
Alabama Power Co.
5.50%, 10/15/17	129	139,972

159

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 CORPORATE ex-FINANCIALS ETF

July 31, 2015

Security	Principal (000s)	Value

American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	$495	$493,957
Commonwealth Edison Co.
5.80%, 03/15/18	208	230,686
Dominion Resources Inc./VA
Series A
1.40%, 09/15/17	409	406,867
Duke Energy Carolinas LLC
5.25%, 01/15/18	129	140,654
Duke Energy Corp.
1.63%, 08/15/17	1,604	1,607,019
Exelon Generation Co. LLC
6.20%, 10/01/17	1,000	1,086,124
Georgia Power Co.
Series B
5.70%, 06/01/17	208	224,086
MidAmerican Energy Co.
5.30%, 03/15/18	904	985,412
NextEra Energy Capital Holdings Inc.
1.59%, 06/01/17	1,000	995,957
NiSource Finance Corp.
6.40%, 03/15/18	409	455,971
Northern States Power Co./MN
5.25%, 03/01/18	983	1,065,895
Pacific Gas & Electric Co.
5.63%, 11/30/17	86	93,450
PECO Energy Co.
5.35%, 03/01/18	1,227	1,340,054
Pennsylvania Electric Co.
6.05%, 09/01/17	86	93,143
Southern California Edison Co.
Series 14-B
1.13%, 05/01/17	500	498,826
Southern Co. (The)
1.30%, 08/15/17	500	498,190
Union Electric Co.
6.40%, 06/15/17	129	140,321
Virginia Electric & Power Co.
1.20%, 01/15/18 (Call 12/15/17)	1,880	1,864,683

		12,361,267
ELECTRONICS — 2.02%
Honeywell International Inc.
5.30%, 03/01/18	1,349	1,481,312
Koninklijke Philips NV
5.75%, 03/11/18	1,758	1,915,978
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	86	85,816

		3,483,106
ENGINEERING & CONSTRUCTION — 0.17%
ABB Finance USA Inc.
1.63%, 05/08/17	287	287,818

		287,818
ENVIRONMENTAL CONTROL — 0.26%
Waste Management Inc.
6.10%, 03/15/18	409	454,514

		454,514

Security	Principal (000s)	Value

FOOD — 1.75%
ConAgra Foods Inc.
1.90%, 01/25/18[a]	$452	$448,856
Kellogg Co.
1.75%, 05/17/17	409	410,722
Kraft Foods Group Inc.
2.25%, 06/05/17	373	377,516
Kroger Co. (The)
6.40%, 08/15/17	86	94,137
Mondelez International Inc.
6.13%, 02/01/18	409	451,955
6.50%, 08/11/17	452	495,912
Sysco Corp.
5.25%, 02/12/18	165	179,923
Unilever Capital Corp.
0.85%, 08/02/17	574	571,043

		3,030,064
GAS — 0.29%
Sempra Energy
2.30%, 04/01/17	500	506,300

		506,300
HEALTH CARE — PRODUCTS — 1.75%
Covidien International Finance SA
6.00%, 10/15/17	330	361,630
CR Bard Inc.
1.38%, 01/15/18	674	666,518
Medtronic Inc.
1.50%, 03/15/18[b]	2,000	1,998,489

		3,026,637
HOUSEHOLD PRODUCTS & WARES — 0.47%
Kimberly-Clark Corp.
6.13%, 08/01/17	739	809,774

		809,774
HOUSEWARES — 12%
Newell Rubbermaid Inc.
2.05%, 12/01/17[a]	208	208,798

		208,798
INTERNET — 2.11%
Alibaba Group Holding Ltd.
1.63%, 11/28/17[b]	500	499,962
Amazon.com Inc.
1.20%, 11/29/17	495	492,842
Baidu Inc.
2.25%, 11/28/17	900	901,855
eBay Inc.
1.35%, 07/15/17	1,349	1,336,850
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)[a]	409	413,564

		3,645,073

160

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 CORPORATE ex-FINANCIALS ETF

July 31, 2015

Security	Principal (000s)	Value

IRON & STEEL — 0.28%
Nucor Corp.
5.75%, 12/01/17	$452	$491,945

		491,945
LEISURE TIME — 0.17%
Carnival Corp.
1.88%, 12/15/17	287	286,099

		286,099
MACHINERY — 4.46%
Caterpillar Financial Services Corp.
1.25%, 08/18/17	750	750,138
1.30%, 03/01/18[a]	1,471	1,462,853
1.63%, 06/01/17	1,104	1,111,860
Series G
1.25%, 11/06/17	287	286,292
John Deere Capital Corp.
1.20%, 10/10/17	208	207,727
1.30%, 03/12/18	1,471	1,463,881
1.35%, 01/16/18	500	499,165
1.55%, 12/15/17	1,000	1,003,697
2.80%, 09/18/17	617	634,922
Roper Technologies Inc.
1.85%, 11/15/17[a]	287	286,928

		7,707,463
MANUFACTURING — 3.73%
3M Co.
1.00%, 06/26/17	1,161	1,161,854
Danaher Corp.
5.63%, 01/15/18	86	94,325
Eaton Corp.
1.50%, 11/02/17	574	572,594
General Electric Co.
5.25%, 12/06/17	3,936	4,278,830
Pentair Finance SA
1.88%, 09/15/17	336	336,096

		6,443,699
MEDIA — 3.97%
CBS Corp.
1.95%, 07/01/17	287	288,287
Comcast Corp.
5.88%, 02/15/18	409	452,985
6.30%, 11/15/17	2,589	2,869,946
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18	373	369,985
Time Warner Cable Inc.
5.85%, 05/01/17	287	305,076
Viacom Inc.
3.50%, 04/01/17	287	295,158
Walt Disney Co. (The)
1.10%, 12/01/17	2,289	2,280,555

		6,861,992

Security	Principal (000s)	Value

METAL FABRICATE & HARDWARE — 0.71%
Precision Castparts Corp.
1.25%, 01/15/18	$1,227	$1,221,414

		1,221,414
MINING — 1.83%
Freeport-McMoRan Inc.
2.38%, 03/15/18	653	607,290
Goldcorp Inc.
2.13%, 03/15/18	500	492,896
Rio Tinto Finance USA PLC
1.63%, 08/21/17 (Call 07/21/17)[a]	1,715	1,708,593
Teck Resources Ltd.
2.50%, 02/01/18	379	344,890

		3,153,669
OFFICE & BUSINESS EQUIPMENT — 0.01%
Pitney Bowes Inc.
5.75%, 09/15/17	16	17,185

		17,185
OIL & GAS — 10.60%
Anadarko Petroleum Corp.
6.38%, 09/15/17	1,270	1,387,329
Apache Corp.
1.75%, 04/15/17	165	165,245
BP Capital Markets PLC
1.38%, 11/06/17	2,203	2,196,353
1.67%, 02/13/18	500	501,047
1.85%, 05/05/17	537	541,796
Canadian Natural Resources Ltd.
5.70%, 05/15/17	574	611,006
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)[a]	2,454	2,439,498
1.35%, 11/15/17	500	500,157
1.37%, 03/02/18	500	499,059
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	1,270	1,257,875
EOG Resources Inc.
5.88%, 09/15/17	330	360,324
Exxon Mobil Corp.
1.31%, 03/06/18	1,000	998,362
Marathon Oil Corp.
5.90%, 03/15/18	287	313,220
Murphy Oil Corp.
2.50%, 12/01/17	409	402,958
Nabors Industries Inc.
6.15%, 02/15/18	208	222,901
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	531	528,511
Phillips 66
2.95%, 05/01/17	452	462,397
Shell International Finance BV
1.13%, 08/21/17	1,306	1,302,410
Southwestern Energy Co.
7.50%, 02/01/18	129	142,261
Total Capital Canada Ltd.
1.45%, 01/15/18[a]	1,636	1,636,417

161

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 CORPORATE ex-FINANCIALS ETF

July 31, 2015

Security	Principal (000s)	Value

Total Capital International SA
1.55%, 06/28/17	$1,471	$1,480,380
Valero Energy Corp.
6.13%, 06/15/17	86	92,880
XTO Energy Inc.
6.25%, 08/01/17	250	274,924

		18,317,310
OIL & GAS SERVICES — 0.36%
National Oilwell Varco Inc.
1.35%, 12/01/17	452	446,749
Weatherford International Ltd./Bermuda
6.00%, 03/15/18	165	171,921

		618,670
PHARMACEUTICALS — 8.57%
AbbVie Inc.
1.75%, 11/06/17	1,068	1,067,971
Actavis Inc.
1.88%, 10/01/17	373	371,535
Allergan Inc./U.S.
1.35%, 03/15/18	287	280,175
AstraZeneca PLC
5.90%, 09/15/17	2,309	2,528,495
Bristol-Myers Squibb Co.
0.88%, 08/01/17	1,025	1,019,225
Cardinal Health Inc.
1.70%, 03/15/18	409	407,857
Eli Lilly & Co.
1.25%, 03/01/18[a]	500	498,616
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	2,411	2,424,847
Johnson & Johnson
5.55%, 08/15/17	1,184	1,289,664
McKesson Corp.
1.40%, 03/15/18	409	404,419
Medco Health Solutions Inc.
7.13%, 03/15/18	531	598,142
Merck & Co. Inc.
1.10%, 01/31/18[a]	1,715	1,708,305
Pfizer Inc.
1.10%, 05/15/17	500	500,610
4.65%, 03/01/18	251	271,895
Wyeth LLC
5.45%, 04/01/17	983	1,054,075
Zoetis Inc.
1.88%, 02/01/18	373	371,063

		14,796,894
PIPELINES — 1.20%
Enterprise Products Operating LLC
Series L
6.30%, 09/15/17	409	448,666
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	904	975,862
Questar Pipeline Co.
5.83%, 02/01/18	129	140,201
TransCanada PipeLines Ltd.
1.88%, 01/12/18	500	502,215

		2,066,944

Security	Principal (000s)	Value

RETAIL — 8.39%
Costco Wholesale Corp.
1.13%, 12/15/17	$1,428	$1,421,818
CVS Health Corp.
5.75%, 06/01/17	452	486,764
Dollar General Corp.
4.13%, 07/15/17	409	425,497
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	1,184	1,193,758
McDonald’s Corp.
5.35%, 03/01/18[a]	1,184	1,293,092
5.80%, 10/15/17	983	1,073,647
Nordstrom Inc.
6.25%, 01/15/18	287	316,161
Staples Inc.
2.75%, 01/12/18 (Call 12/13/17)	409	411,437
Target Corp.
5.38%, 05/01/17	100	107,459
6.00%, 01/15/18	2,490	2,771,319
Wal-Mart Stores Inc.
5.38%, 04/05/17	787	844,670
5.80%, 02/15/18	2,325	2,586,110
Walgreen Co.
1.80%, 09/15/17	983	999,672
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	500	500,323
Yum! Brands Inc.
6.25%, 03/15/18	48	52,939

		14,484,666
SEMICONDUCTORS — 2.55%
Altera Corp.
1.75%, 05/15/17	574	576,916
Intel Corp.
1.35%, 12/15/17	3,839	3,835,341

		4,412,257
SOFTWARE — 2.68%
Dun & Bradstreet Corp. (The)
3.25%, 12/01/17	287	291,446
Fidelity National Information Services Inc.
1.45%, 06/05/17	100	99,564
Microsoft Corp.
0.88%, 11/15/17	1,148	1,146,031
Oracle Corp.
1.20%, 10/15/17	3,100	3,092,543

		4,629,584
TELECOMMUNICATIONS — 6.00%
America Movil SAB de CV
5.63%, 11/15/17[a]	775	844,798
AT&T Inc.
1.40%, 12/01/17	1,392	1,382,136
1.70%, 06/01/17	1,062	1,064,654
5.50%, 02/01/18	1,550	1,688,021
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	495	494,896
Telefonica Emisiones SAU
6.22%, 07/03/17	208	225,249

162

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2018 CORPORATE ex-FINANCIALS ETF

July 31, 2015

Security	Principal or Shares (000s)	Value

Verizon Communications Inc.
1.10%, 11/01/17	$861	$851,127
5.50%, 02/15/18	574	625,884
Vodafone Group PLC
1.25%, 09/26/17	1,636	1,614,999
1.50%, 02/19/18	1,593	1,569,801

		10,361,565
TRANSPORTATION — 1.75%
Burlington Northern Santa Fe LLC
5.65%, 05/01/17	251	269,550
5.75%, 03/15/18	904	997,751
CSX Corp.
6.25%, 03/15/18	452	504,400
Ryder System Inc.
2.50%, 03/01/18 (Call 02/01/18)	208	211,088
United Parcel Service Inc.
1.13%, 10/01/17	904	903,306
5.50%, 01/15/18[a]	129	141,922

		3,028,017

TOTAL CORPORATE BONDS & NOTES
(Cost: $168,443,832)		168,258,819

SHORT-TERM INVESTMENTS — 7.23%

MONEY MARKET FUNDS — 7.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	7,903	7,903,452
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	893	892,903
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	3,683	3,683,051

		12,479,406

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,479,406)		12,479,406

TOTAL INVESTMENTS IN SECURITIES — 104.63%
(Cost: $180,923,238)		180,738,225
Other Assets, Less Liabilities — (4.63)%		(7,993,923)

NET ASSETS — 100.00%		$172,744,302

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

163

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2019 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 96.90%

AEROSPACE & DEFENSE — 1.70%
L-3 Communications Corp.
5.20%, 10/15/19	$50	$54,023
United Technologies Corp.
6.13%, 02/01/19	100	114,088

		168,111
AGRICULTURE — 0.60%
Reynolds American Inc.
8.13%, 06/23/19[a]	50	59,366

		59,366
AUTO MANUFACTURERS — 1.52%
American Honda Finance Corp.
2.25%, 08/15/19[b]	50	50,208
Toyota Motor Credit Corp.
2.13%, 07/18/19	100	100,314

		150,522
BANKS — 27.94%
Abbey National Treasury Services PLC/London
2.35%, 09/10/19	80	80,336
Bank of America Corp.
2.65%, 04/01/19	300	303,224
Bank of New York Mellon Corp. (The)
2.30%, 09/11/19 (Call 08/11/19)	150	150,338
Barclays Bank PLC
2.50%, 02/20/19	200	201,615
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	150	149,774
Citigroup Inc.
2.50%, 07/29/19	200	200,818
Deutsche Bank AG/London
2.50%, 02/13/19	100	100,702
Fifth Third Bancorp
2.30%, 03/01/19 (Call 01/30/19)	100	99,685
Goldman Sachs Group Inc. (The)
2.63%, 01/31/19	250	253,457
HSBC USA Inc.
2.38%, 11/13/19	100	99,727
JPMorgan Chase & Co.
2.20%, 10/22/19[b]	200	198,463
Morgan Stanley
2.38%, 07/23/19	300	299,468
PNC Funding Corp.
6.70%, 06/10/19[c]	100	115,584
Toronto-Dominion Bank (The)
2.13%, 07/02/19	100	99,936
U.S. Bancorp
2.20%, 04/25/19 (Call 03/25/19)	150	150,566
Wells Fargo & Co.
2.15%, 01/15/19	150	150,787

Security	Principal (000s)	Value

Westpac Banking Corp.
4.88%, 11/19/19	$100	$109,871

		2,764,351
BEVERAGES — 3.06%
Anheuser-Busch InBev Finance Inc.
2.15%, 02/01/19[b]	200	201,131
PepsiCo Inc.
2.25%, 01/07/19 (Call 12/07/18)	100	101,483

		302,614
BIOTECHNOLOGY — 1.01%
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)	100	100,028

		100,028
CHEMICALS — 2.80%
Dow Chemical Co. (The)
8.55%, 05/15/19	100	121,565
EI du Pont de Nemours & Co.
5.75%, 03/15/19	50	56,161
Monsanto Co.
2.13%, 07/15/19	100	98,998

		276,724
COMPUTERS — 2.04%
Apple Inc.
2.10%, 05/06/19	100	101,115
International Business Machines Corp.
1.95%, 02/12/19	100	100,538

		201,653
DIVERSIFIED FINANCIAL SERVICES — 4.71%
American Express Credit Corp.
2.13%, 03/18/19	150	150,171
General Electric Capital Corp.
2.30%, 01/14/19	150	152,036
General Motors Financial Co. Inc.
3.50%, 07/10/19	15	15,197
Jefferies Group LLC
8.50%, 07/15/19[b]	40	47,748
Nomura Holdings Inc.
2.75%, 03/19/19	100	101,063

		466,215
ELECTRIC — 4.84%
Dominion Resources Inc./VA
2.50%, 12/01/19 (Call 11/01/19)	100	100,112
Entergy Texas Inc.
7.13%, 02/01/19	50	58,083
Georgia Power Co.
4.25%, 12/01/19	100	107,902
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	100	101,147

164

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

NextEra Energy Capital Holdings Inc.
6.00%, 03/01/19	$100	$111,770

		479,014
ELECTRICAL COMPONENTS & EQUIPMENT — 0.28%
Emerson Electric Co.
4.88%, 10/15/19	25	27,691

		27,691
FOOD — 2.03%
General Mills Inc.
2.20%, 10/21/19	100	99,511
Unilever Capital Corp.
2.20%, 03/06/19	100	101,414

		200,925
GAS — 0.63%
Sempra Energy
9.80%, 02/15/19	50	62,438

		62,438
HEALTH CARE — PRODUCTS — 1.02%
Becton Dickinson and Co.
2.68%, 12/15/19	100	100,587

		100,587
HEALTH CARE — SERVICES — 1.51%
Anthem Inc.
2.25%, 08/15/19	50	49,159
Dignity Health
2.64%, 11/01/19	50	50,491
UnitedHealth Group Inc.
2.30%, 12/15/19	50	49,913

		149,563
INSURANCE — 2.63%
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	50	50,015
Berkshire Hathaway Inc.
2.10%, 08/14/19	100	100,805
MetLife Inc.
7.72%, 02/15/19	50	59,639
Prudential Financial Inc.
2.35%, 08/15/19	50	49,977

		260,436
INTERNET — 1.50%
Amazon.com Inc.
2.60%, 12/05/19 (Call 11/05/19)	50	50,459
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	100	98,146

		148,605

Security	Principal (000s)	Value

MACHINERY — 2.02%
Caterpillar Financial Services Corp.
2.10%, 06/09/19	$100	$100,139
John Deere Capital Corp.
1.95%, 03/04/19	100	99,924

		200,063
MANUFACTURING — 0.50%
3M Co.
1.63%, 06/15/19	50	49,931

		49,931
MEDIA — 3.82%
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	50	49,538
Time Warner Cable Inc.
8.75%, 02/14/19	150	178,497
Viacom Inc.
2.75%, 12/15/19 (Call 11/11/19)	50	49,811
Walt Disney Co. (The)
1.85%, 05/30/19	100	100,213

		378,059
MINING — 1.78%
BHP Billiton Finance USA Ltd.
6.50%, 04/01/19	100	114,904
Rio Tinto Finance USA Ltd.
9.00%, 05/01/19	50	61,477

		176,381
OIL & GAS — 6.00%
BP Capital Markets PLC
2.24%, 05/10/19[b]	100	100,595
Cenovus Energy Inc.
5.70%, 10/15/19	50	55,415
Chevron Corp.
2.19%, 11/15/19 (Call 10/15/19)	100	100,404
ConocoPhillips
5.75%, 02/01/19	100	112,644
Hess Corp.
8.13%, 02/15/19	50	58,649
Shell International Finance BV
4.30%, 09/22/19	100	108,714
Talisman Energy Inc.
7.75%, 06/01/19	50	57,091

		593,512
OIL & GAS SERVICES — 0.34%
Weatherford International Ltd./Bermuda
9.63%, 03/01/19	30	33,929

		33,929
PHARMACEUTICALS — 4.67%
Express Scripts Holding Co.
2.25%, 06/15/19	100	99,148

165

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2019 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

McKesson Corp.
2.28%, 03/15/19	$50	$50,072
Novartis Securities Investment Ltd.
5.13%, 02/10/19	100	110,974
Pfizer Inc.
2.10%, 05/15/19	200	201,878

		462,072
PIPELINES — 2.99%
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)[a]	50	47,649
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	100	99,951
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	100	98,630
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	50	49,403

		295,633
REAL ESTATE INVESTMENT TRUSTS — 2.73%
Boston Properties LP
5.88%, 10/15/19 (Call 07/17/19)	50	57,249
Health Care REIT Inc.
4.13%, 04/01/19 (Call 01/01/19)	50	52,827
Simon Property Group LP
2.20%, 02/01/19 (Call 11/01/18)	100	100,968
Weyerhaeuser Co.
7.38%, 10/01/19	50	58,844

		269,888
RETAIL — 2.61%
Costco Wholesale Corp.
1.70%, 12/15/19	100	98,990
Walgreen Co.
5.25%, 01/15/19	100	109,424
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	50	50,134

		258,548
SOFTWARE — 2.58%
Microsoft Corp.
4.20%, 06/01/19	50	54,557
Oracle Corp.
2.25%, 10/08/19	200	201,177

		255,734
TELECOMMUNICATIONS — 5.28%
AT&T Inc.
2.30%, 03/11/19[b]	150	150,350
Cisco Systems Inc.
2.13%, 03/01/19	150	151,360
Orange SA
2.75%, 02/06/19	50	50,939
Verizon Communications Inc.
6.35%, 04/01/19	100	114,190

Security	Principal or Shares (000s)	Value

Vodafone Group PLC
5.45%, 06/10/19	$50	$55,213

		522,052
TRANSPORTATION — 1.76%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	50	54,862
FedEx Corp.
8.00%, 01/15/19	100	118,858

		173,720

TOTAL CORPORATE BONDS & NOTES (Cost: $9,641,731)		9,588,365

SHORT-TERM INVESTMENTS —9.97%

MONEY MARKET FUNDS — 9.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	688	688,335
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	78	77,765
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	220	220,332

		986,432

TOTAL SHORT-TERM INVESTMENTS
(Cost: $986,432)		986,432

TOTAL INVESTMENTS IN SECURITIES — 106.87%
(Cost: $10,628,163)		10,574,797
Other Assets, Less Liabilities — (6.87)%		(680,190)

NET ASSETS — 100.00%		$9,894,607

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

166

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2020 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 98.84%

ADVERTISING — 0.41%
Omnicom Group Inc.
4.45%, 08/15/20	$100	$106,772

		106,772
AEROSPACE & DEFENSE — 1.21%
L-3 Communications Corp.
4.75%, 07/15/20	100	106,145
Raytheon Co.
3.13%, 10/15/20	100	103,070
United Technologies Corp.
4.50%, 04/15/20	100	110,028

		319,243
AGRICULTURE — 1.47%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	120	119,914
Philip Morris International Inc.
4.50%, 03/26/20	100	109,458
Reynolds American Inc.
3.25%, 06/12/20	100	101,520
6.88%, 05/01/20[a]	50	58,054

		388,946
AUTO MANUFACTURERS — 0.98%
American Honda Finance Corp.
2.15%, 03/13/20	50	49,582
Toyota Motor Credit Corp.
2.15%, 03/12/20	100	99,685
Series B
4.50%, 06/17/20	100	109,745

		259,012
BANKS — 23.50%
Abbey National Treasury Services PLC/London
2.38%, 03/16/20	100	100,143
Bank of America Corp.
5.63%, 07/01/20	400	450,735
Bank of New York Mellon Corp. (The) Series G
2.15%, 02/24/20 (Call 01/24/20)	150	148,439
Barclays Bank PLC
5.13%, 01/08/20	300	334,042
BB&T Corp.
2.45%, 01/15/20 (Call 12/15/19)	100	100,240
2.63%, 06/29/20 (Call 05/29/20)	100	100,647
Citigroup Inc.
2.40%, 02/18/20	50	49,527
5.38%, 08/09/20	200	224,051
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20[a]	200	198,338

Security	Principal (000s)	Value

Credit Suisse/New York NY
5.40%, 01/14/20	$100	$110,407
Fifth Third Bancorp
2.88%, 07/27/20 (Call 06/27/20)	75	75,456
Goldman Sachs Group Inc. (The)
2.60%, 04/23/20 (Call 03/23/20)[b]	300	299,570
5.38%, 03/15/20	275	306,858
HSBC USA Inc.
2.35%, 03/05/20[b]	300	298,288
5.00%, 09/27/20[b]	100	110,530
Huntington National Bank (The)
2.40%, 04/01/20 (Call 03/01/20)	250	247,028
JPMorgan Chase & Co.
2.25%, 01/23/20 (Call 12/23/19)	450	443,532
4.25%, 10/15/20	350	374,553
Lloyds Bank PLC
2.40%, 03/17/20	200	199,980
Morgan Stanley
2.65%, 01/27/20	150	150,366
2.80%, 06/16/20	50	50,267
5.50%, 01/26/20	300	334,702
5.50%, 07/24/20	200	224,525
Northern Trust Corp.
3.45%, 11/04/20	100	105,196
PNC Funding Corp.
4.38%, 08/11/20[c]	190	206,339
Royal Bank of Canada
2.15%, 03/06/20	100	99,599
Royal Bank of Scotland PLC (The)
5.63%, 08/24/20	100	112,937
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20	250	249,873
UBS AG/Stamford CT
2.35%, 03/26/20	250	248,882
Wells Fargo & Co. Series N
2.15%, 01/30/20	200	198,370
Westpac Banking Corp.
2.30%, 05/26/20	50	49,566

		6,202,986
BEVERAGES — 3.69%
Anheuser-Busch InBev Worldwide Inc.
5.38%, 01/15/20	300	338,553
Coca-Cola Co. (The)
2.45%, 11/01/20[b]	100	101,122
3.15%, 11/15/20	150	156,373
Coca-Cola Enterprises Inc.
3.50%, 09/15/20	100	103,840
PepsiCo Inc.
4.50%, 01/15/20	250	273,919

		973,807
BIOTECHNOLOGY — 1.50%
Amgen Inc.
3.45%, 10/01/20	180	186,096
Celgene Corp.
3.95%, 10/15/20	50	52,538
Genzyme Corp.
5.00%, 06/15/20	50	56,085

167

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

Gilead Sciences Inc.
2.35%, 02/01/20	$100	$99,822

		394,541
CHEMICALS — 2.83%
CF Industries Inc.
7.13%, 05/01/20	75	87,900
Dow Chemical Co. (The)
4.25%, 11/15/20 (Call 08/15/20)	150	159,126
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	80	80,027
Ecolab Inc.
2.25%, 01/12/20	50	49,765
EI du Pont de Nemours & Co.
4.63%, 01/15/20	100	108,941
PetroLogistics LP/PetroLogistics Finance Corp.
6.25%, 04/01/20 (Call 04/01/16)	100	105,875
Rockwood Specialties Group Inc.
4.63%, 10/15/20 (Call 10/15/15)	150	156,000

		747,634
COMPUTERS — 2.84%
Apple Inc.
1.55%, 02/07/20	150	147,277
2.00%, 05/06/20[b]	50	49,837
EMC Corp./MA
2.65%, 06/01/20	200	201,427
Hewlett-Packard Co.
3.75%, 12/01/20	150	154,665
International Business Machines Corp.
1.63%, 05/15/20[b]	200	194,870

		748,076
DIVERSIFIED FINANCIAL SERVICES — 6.17%
Alterra Finance LLC
6.25%, 09/30/20	50	57,352
American Express Credit Corp.
2.38%, 05/26/20 (Call 04/25/20)	150	149,205
Ameriprise Financial Inc.
5.30%, 03/15/20	55	61,958
Charles Schwab Corp. (The)
4.45%, 07/22/20	75	82,755
Ford Motor Credit Co. LLC
8.13%, 01/15/20	100	121,029
General Electric Capital Corp.
4.38%, 09/16/20	600	654,028
General Motors Financial Co. Inc.
3.15%, 01/15/20 (Call 12/15/19)	100	99,210
Lazard Group LLC
4.25%, 11/14/20	50	52,428
NASDAQ OMX Group Inc. (The)
5.55%, 01/15/20	50	55,297
National Rural Utilities Cooperative Finance Corp.
2.35%, 06/15/20 (Call 05/15/20)	100	99,898
Nomura Holdings Inc.
6.70%, 03/04/20	125	146,088
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	50	49,182

		1,628,430

Security	Principal (000s)	Value

ELECTRIC — 4.39%
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)	$125	$125,043
DTE Electric Co.
3.45%, 10/01/20 (Call 07/01/20)	50	52,275
Duke Energy Indiana Inc.
3.75%, 07/15/20	125	132,887
Entergy Corp.
5.13%, 09/15/20 (Call 06/15/20)	50	54,142
Exelon Generation Co. LLC
4.00%, 10/01/20 (Call 07/01/20)	250	259,933
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	75	77,728
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)	120	124,887
Pennsylvania Electric Co.
5.20%, 04/01/20	50	54,432
Public Service Co. of Colorado
3.20%, 11/15/20 (Call 05/15/20)	100	103,496
Southern Power Co.
2.38%, 06/01/20 (Call 05/01/20)	75	73,760
WEC Energy Group Inc.
2.45%, 06/15/20 (Call 05/15/20)	100	99,807

		1,158,390
ENVIRONMENTAL CONTROL — 0.58%
Republic Services Inc.
5.00%, 03/01/20	50	54,944
Waste Management Inc.
4.75%, 06/30/20	90	98,905

		153,849
FOOD — 1.82%
JM Smucker Co. (The)
2.50%, 03/15/20[a]	100	99,730
Kraft Foods Group Inc.
5.38%, 02/10/20	100	111,133
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)[a]	100	100,261
Kroger Co. (The)
6.15%, 01/15/20	50	57,281
Mondelez International Inc.
5.38%, 02/10/20	100	111,719

		480,124
GAS — 0.19%
Sempra Energy
2.40%, 03/15/20 (Call 02/15/20)	50	49,627

		49,627
HEALTH CARE — PRODUCTS — 3.17%
Becton Dickinson and Co.
3.25%, 11/12/20	100	101,739
Boston Scientific Corp.
2.85%, 05/15/20	50	49,795
6.00%, 01/15/20	100	113,127
Medtronic Inc.
2.50%, 03/15/20[a]	150	150,572

168

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

4.45%, 03/15/20	$250	$272,382
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	150	149,332

		836,947
HEALTH CARE — SERVICES — 1.72%
Aetna Inc.
3.95%, 09/01/20	90	94,470
Anthem Inc.
4.35%, 08/15/20	50	53,154
Cigna Corp.
5.13%, 06/15/20	50	55,038
Laboratory Corp. of America Holdings
2.63%, 02/01/20	100	99,215
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	100	98,945
UnitedHealth Group Inc.
3.88%, 10/15/20 (Call 07/15/20)	50	52,989

		453,811
HOLDING COMPANIES — DIVERSIFIED — 0.91%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	40	40,665
FS Investment Corp.
4.25%, 01/15/20 (Call 12/15/19)	50	50,513
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	150	148,583

		239,761
HOUSEHOLD PRODUCTS & WARES — 0.20%
Kimberly-Clark Corp.
3.63%, 08/01/20	50	53,132

		53,132
INSURANCE — 3.18%
Aflac Inc.
2.40%, 03/16/20	50	50,345
American International Group Inc.
3.38%, 08/15/20	200	206,873
Aon Corp.
5.00%, 09/30/20	50	55,096
Berkshire Hathaway Finance Corp.
2.90%, 10/15/20	50	51,607
CNA Financial Corp.
5.88%, 08/15/20	50	56,695
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	50	56,113
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	100	99,731
Prudential Financial Inc.
5.38%, 06/21/20	150	168,902
Travelers Companies Inc. (The)
3.90%, 11/01/20	50	53,698
Unum Group
5.63%, 09/15/20	35	39,257

		838,317

Security	Principal (000s)	Value

INTERNET — 0.93%
eBay Inc.
3.25%, 10/15/20 (Call 07/15/20)[b]	$80	$81,685
Expedia Inc.
5.95%, 08/15/20	100	111,022
Symantec Corp.
4.20%, 09/15/20	50	52,050

		244,757
IRON & STEEL — 0.30%
Vale Overseas Ltd.
4.63%, 09/15/20[b]	75	77,916

		77,916
LEISURE TIME — 0.20%
Carnival Corp.
3.95%, 10/15/20[b]	50	52,538

		52,538
MACHINERY — 0.94%
Caterpillar Financial Services Corp.
2.00%, 03/05/20	50	49,582
John Deere Capital Corp.
2.05%, 03/10/20	100	99,380
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	100	99,513

		248,475
MANUFACTURING — 0.19%
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	50	49,192

		49,192
MEDIA — 3.34%
CBS Corp.
5.75%, 04/15/20[b]	50	56,242
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.20%, 03/15/20	100	109,779
Discovery Communications LLC
5.05%, 06/01/20	100	108,958
NBCUniversal Media LLC
5.15%, 04/30/20	275	308,836
Time Warner Cable Inc.
5.00%, 02/01/20	125	133,863
Time Warner Inc.
4.88%, 03/15/20	150	164,686

		882,364
METAL FABRICATE & HARDWARE — 0.38%
Precision Castparts Corp.
2.25%, 06/15/20 (Call 05/15/20)	100	99,806

		99,806

169

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

MINING — 1.03%
Barrick PD Australia Finance Pty Ltd.
4.95%, 01/15/20	$25	$26,229
Freeport-McMoRan Inc.
3.10%, 03/15/20[b]	125	113,125
Rio Tinto Finance USA Ltd.
3.50%, 11/02/20[b]	75	77,501
Southern Copper Corp.
5.38%, 04/16/20	50	54,508

		271,363
OFFICE & BUSINESS EQUIPMENT — 0.56%
Xerox Corp.
2.75%, 09/01/20	150	148,438

		148,438
OIL & GAS — 6.21%
BP Capital Markets PLC
2.32%, 02/13/20	250	249,924
4.50%, 10/01/20	100	109,777
Chevron Corp.
2.43%, 06/24/20 (Call 05/24/20)	250	251,644
ConocoPhillips
6.00%, 01/15/20	100	115,390
ConocoPhillips Co.
2.20%, 05/15/20 (Call 04/15/20)	50	49,680
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	50	50,342
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	50	49,607
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	50	49,347
Nabors Industries Inc.
5.00%, 09/15/20[b]	75	77,939
Noble Holding International Ltd.
4.90%, 08/01/20	50	48,509
Pride International Inc.
6.88%, 08/15/20[b]	50	55,795
Shell International Finance BV
2.13%, 05/11/20	100	99,471
4.38%, 03/25/20	150	164,050
Southwestern Energy Co.
4.05%, 01/23/20 (Call 12/23/19)	100	101,442
Total Capital SA
4.45%, 06/24/20	100	109,698
Valero Energy Corp.
6.13%, 02/01/20	50	56,662

		1,639,277
OIL & GAS SERVICES — 0.18%
Weatherford International Ltd./Bermuda
5.13%, 09/15/20	50	48,109

		48,109

Security	Principal (000s)	Value

PACKAGING & CONTAINERS — 0.19%
Rock-Tenn Co.
3.50%, 03/01/20	$50	$51,187

		51,187
PHARMACEUTICALS — 3.85%
Abbott Laboratories
4.13%, 05/27/20	100	107,846
AbbVie Inc.
2.50%, 05/14/20 (Call 04/14/20)	200	198,016
Actavis Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	300	299,969
Allergan Inc./U.S.
3.38%, 09/15/20	50	50,428
Medco Health Solutions Inc.
4.13%, 09/15/20	50	52,792
Merck & Co. Inc.
1.85%, 02/10/20	150	149,147
Novartis Capital Corp.
4.40%, 04/24/20	100	109,868
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	50	48,512

		1,016,578
PIPELINES — 3.43%
Enbridge Energy Partners LP
5.20%, 03/15/20	50	54,058
Energy Transfer Partners LP
4.15%, 10/01/20 (Call 08/01/20)	100	101,844
Enterprise Products Operating LLC
5.20%, 09/01/20	100	110,487
Kinder Morgan Energy Partners LP
5.30%, 09/15/20	125	134,903
6.85%, 02/15/20	50	57,103
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	100	97,917
Regency Energy Partners LP/Regency Energy Finance Corp.
5.75%, 09/01/20 (Call 06/01/20)	25	27,202
Spectra Energy Capital LLC
5.65%, 03/01/20	50	54,311
Sunoco Logistics Partners Operations LP
5.50%, 02/15/20	50	54,729
TransCanada PipeLines Ltd.
3.80%, 10/01/20	50	52,778
Williams Partners LP
4.13%, 11/15/20 (Call 08/15/20)	50	51,684
5.25%, 03/15/20	100	108,328

		905,344
REAL ESTATE INVESTMENT TRUSTS — 3.56%
Alexandria Real Estate Equities Inc.
2.75%, 01/15/20 (Call 12/15/19)[b]	50	49,498
American Tower Corp.
5.05%, 09/01/20	50	54,326
AvalonBay Communities Inc.
3.63%, 10/01/20 (Call 07/01/20)	50	52,135
Boston Properties LP
5.63%, 11/15/20 (Call 08/15/20)	100	113,886

170

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

DDR Corp.
7.88%, 09/01/20	$25	$30,453
Digital Realty Trust LP
5.88%, 02/01/20	50	55,915
ERP Operating LP
4.75%, 07/15/20 (Call 04/15/20)	50	54,821
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	100	99,090
Host Hotels & Resorts LP
6.00%, 11/01/20 (Call 11/01/15)[b]	100	103,750
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)	50	50,938
Simon Property Group LP
5.65%, 02/01/20 (Call 11/01/19)	100	113,963
Tanger Properties LP
6.13%, 06/01/20	50	56,878
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)[b]	50	49,864
Washington REIT
4.95%, 10/01/20 (Call 04/01/20)	50	53,894

		939,411
RETAIL — 3.09%
Advance Auto Parts Inc.
5.75%, 05/01/20	50	55,710
Costco Wholesale Corp.
1.75%, 02/15/20	25	24,739
CVS Health Corp.
2.80%, 07/20/20 (Call 06/20/20)	100	100,904
Lowe’s Companies Inc.
4.63%, 04/15/20 (Call 10/15/19)	100	109,848
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)	50	49,497
3.50%, 07/15/20	50	52,335
Target Corp.
3.88%, 07/15/20	100	107,715
Wal-Mart Stores Inc.
3.25%, 10/25/20	300	315,151

		815,899
SEMICONDUCTORS — 0.49%
QUALCOMM Inc.
2.25%, 05/20/20[b]	130	128,002

		128,002
SOFTWARE — 1.92%
Adobe Systems Inc.
4.75%, 02/01/20	75	82,335
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	60	59,939
Microsoft Corp.
1.85%, 02/12/20 (Call 01/12/20)[b]	50	49,996
3.00%, 10/01/20	200	208,248
Oracle Corp.
3.88%, 07/15/20	100	107,181

		507,699

Security	Principal or Shares (000s)	Value

TELECOMMUNICATIONS — 6.14%
America Movil SAB de CV
5.00%, 03/30/20	$200	$221,393
AT&T Inc.
2.45%, 06/30/20 (Call 05/30/20)	275	270,322
Cisco Systems Inc.
2.45%, 06/15/20	100	100,862
4.45%, 01/15/20	250	274,059
Harris Corp.
4.40%, 12/15/20	50	52,454
Telefonica Emisiones SAU
5.13%, 04/27/20	100	110,324
Verizon Communications Inc.
4.50%, 09/15/20	550	591,810

		1,621,224
TRANSPORTATION — 1.15%
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	100	105,306
FedEx Corp.
2.30%, 02/01/20	100	99,187
Union Pacific Corp.
1.80%, 02/01/20 (Call 01/01/20)	50	49,228
2.25%, 06/19/20 (Call 05/19/20)	50	50,086

		303,807

TOTAL CORPORATE BONDS & NOTES
(Cost: $26,277,843)		26,084,791

SHORT-TERM INVESTMENTS — 8.30%

MONEY MARKET FUNDS — 8.30%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	1,831	1,831,000
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	207	206,860
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	153	152,848

		2,190,708

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,190,708)		2,190,708

TOTAL INVESTMENTS IN SECURITIES — 107.14%
(Cost: $28,468,551)		28,275,499
Other Assets, Less Liabilities — (7.14)%		(1,884,727)

NET ASSETS — 100.00%		$26,390,772

171

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 CORPORATE ETF

July 31, 2015

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

172

Schedule of Investments (Unaudited)

iSHARES® iBONDS® MAR 2020 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 92.75%

AEROSPACE & DEFENSE — 1.12%
Boeing Capital Corp.
4.70%, 10/27/19	$150	$165,978
Boeing Co. (The)
4.88%, 02/15/20	100	111,760
L-3 Communications Corp.
5.20%, 10/15/19	245	264,707
Lockheed Martin Corp.
4.25%, 11/15/19	200	216,330

		758,775
AGRICULTURE — 1.43%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	300	299,785
9.25%, 08/06/19	125	156,261
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	70	84,137
Philip Morris International Inc.
4.50%, 03/26/20	100	109,458
Reynolds American Inc.
8.13%, 06/23/19[a]	170	201,846
RJ Reynolds Tobacco Co./NC
8.13%, 06/23/19	100	118,733

		970,220
AUTO MANUFACTURERS — 1.25%
American Honda Finance Corp.
2.25%, 08/15/19	250	251,039
Ford Motor Credit Co. LLC
2.46%, 03/27/20	200	195,396
Toyota Motor Credit Corp.
2.13%, 07/18/19	200	200,628
2.15%, 03/12/20[b]	200	199,370

		846,433
BANKS — 30.44%
Abbey National Treasury Services PLC/London
2.35%, 09/10/19	200	200,841
2.38%, 03/16/20	200	200,285
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 06/13/19	100	100,028
Bank of America Corp.
2.65%, 04/01/19	825	833,865
7.63%, 06/01/19	200	237,301
Bank of New York Mellon Corp. (The)
2.20%, 05/15/19 (Call 04/15/19)	250	250,069
2.30%, 09/11/19 (Call 08/11/19)	415	415,936
Series G
2.15%, 02/24/20 (Call 01/24/20)	150	148,438
Bank of Nova Scotia (The)
2.05%, 06/05/19	250	248,239
Barclays Bank PLC
5.13%, 01/08/20	350	389,716

Security	Principal (000s)	Value

6.75%, 05/22/19[b]	$450	$521,315
Barclays PLC
2.75%, 11/08/19	200	199,660
BB&T Corp.
2.45%, 01/15/20 (Call 12/15/19)	300	300,720
6.85%, 04/30/19	200	232,155
BPCE SA
2.25%, 01/27/20	250	248,709
2.50%, 07/15/19	250	251,955
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	550	549,172
Citigroup Inc.
2.40%, 02/18/20	350	346,688
2.50%, 07/29/19	300	301,227
2.55%, 04/08/19	800	808,659
8.50%, 05/22/19	200	243,387
Comerica Inc.
2.13%, 05/23/19 (Call 04/23/19)	100	99,032
Commonwealth Bank of Australia New York NY
2.30%, 09/06/19[b]	250	249,105
2.30%, 03/12/20	250	247,917
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
2.25%, 01/14/20	250	249,242
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20[a]	250	247,922
Credit Suisse/New York NY
5.30%, 08/13/19	200	221,017
5.40%, 01/14/20	510	563,074
Fifth Third Bank/Cincinnati OH
2.38%, 04/25/19 (Call 03/25/19)	200	200,231
Goldman Sachs Group Inc. (The)
2.55%, 10/23/19	550	552,362
5.38%, 03/15/20	400	446,339
HSBC USA Inc.
2.25%, 06/23/19	300	299,530
2.35%, 03/05/20	400	397,717
JPMorgan Chase & Co.
2.20%, 10/22/19	750	744,235
2.25%, 01/23/20 (Call 12/23/19)	500	492,814
4.95%, 03/25/20	500	550,169
KeyBank N.A./Cleveland OH
2.50%, 12/15/19	250	250,595
Lloyds Bank PLC
2.35%, 09/05/19	200	200,449
2.40%, 03/17/20	200	199,980
Manufacturers & Traders Trust Co.
2.10%, 02/06/20 (Call 01/06/20)[b]	250	246,577
Morgan Stanley
2.38%, 07/23/19	100	99,823
2.65%, 01/27/20	150	150,366
5.63%, 09/23/19	800	894,739
7.30%, 05/13/19	750	879,385
MUFG Union Bank N.A.
2.25%, 05/06/19 (Call 04/06/19)	250	248,726
PNC Bank N.A.
2.40%, 10/18/19 (Call 09/18/19)[c]	250	250,575
PNC Funding Corp.
5.13%, 02/08/20[c]	300	334,243
Royal Bank of Canada
2.15%, 03/06/20[b]	250	248,999
Royal Bank of Scotland Group PLC
6.40%, 10/21/19	300	335,578

173

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20	$500	$499,746
Svenska Handelsbanken AB
2.25%, 06/17/19	250	251,369
Toronto-Dominion Bank (The)
2.25%, 11/05/19	550	550,170
U.S. Bancorp
2.20%, 04/25/19 (Call 03/25/19)	200	200,754
U.S. Bank N.A./Cincinnati OH
2.13%, 10/28/19 (Call 09/28/19)	250	250,532
UBS AG/Stamford CT
2.35%, 03/26/20[b]	500	497,763
2.38%, 08/14/19	250	250,315
Wells Fargo & Co.
2.13%, 04/22/19	250	250,291
Series N
2.15%, 01/30/20[b]	450	446,333
Westpac Banking Corp.
4.88%, 11/19/19	450	494,419

		20,620,798
BEVERAGES — 1.22%
Anheuser-Busch InBev Worldwide Inc.
5.38%, 01/15/20	550	620,681
Dr Pepper Snapple Group Inc.
2.00%, 01/15/20	100	97,730
PepsiCo Inc.
4.50%, 01/15/20	100	109,567

		827,978
BIOTECHNOLOGY — 0.66%
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)	250	250,070
Celgene Corp.
2.25%, 05/15/19	100	99,308
Gilead Sciences Inc.
2.35%, 02/01/20	100	99,822

		449,200
CHEMICALS — 2.58%
Dow Chemical Co. (The)
8.55%, 05/15/19	380	461,947
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	250	250,083
EI du Pont de Nemours & Co.
4.63%, 01/15/20[b]	100	108,941
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	400	434,402
Methanex Corp.
3.25%, 12/15/19	100	100,233
Monsanto Co.
2.13%, 07/15/19	75	74,248
Potash Corp. of Saskatchewan Inc.
4.88%, 03/30/20	100	109,735
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	100	99,626
Praxair Inc.
4.50%, 08/15/19	100	109,076

		1,748,291

Security	Principal (000s)	Value

COMMERCIAL SERVICES — 0.15%
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	$100	$100,775

		100,775
COMPUTERS — 1.34%
Apple Inc.
2.10%, 05/06/19	750	758,364
International Business Machines Corp.
8.38%, 11/01/19	100	125,510
Lexmark International Inc.
5.13%, 03/15/20	25	26,673

		910,547
COSMETICS & PERSONAL CARE — 0.15%
Procter & Gamble Co. (The)
1.90%, 11/01/19	100	100,439

		100,439
DIVERSIFIED FINANCIAL SERVICES — 5.86%
American Express Credit Corp.
2.25%, 08/15/19	450	449,791
Ameriprise Financial Inc.
5.30%, 03/15/20	150	168,976
BP Capital Markets PLC
2.52%, 01/15/20	100	100,964
Ford Motor Credit Co. LLC
2.60%, 11/04/19	200	198,043
8.13%, 01/15/20	200	242,057
General Electric Capital Corp.
2.20%, 01/09/20 (Call 12/09/19)	250	250,188
5.50%, 01/08/20	200	226,914
6.00%, 08/07/19	625	717,327
General Motors Financial Co. Inc.
3.15%, 01/15/20 (Call 12/15/19)	305	302,592
Jefferies Group LLC
8.50%, 07/15/19[b]	100	119,371
Legg Mason Inc.
2.70%, 07/15/19	100	99,955
NASDAQ OMX Group Inc. (The)
5.55%, 01/15/20	125	138,244
National Rural Utilities Cooperative Finance Corp.
2.00%, 01/27/20 (Call 12/27/19)	250	246,062
Nomura Holdings Inc.
6.70%, 03/04/20	300	350,610
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	250	245,908
TD Ameritrade Holding Corp.
5.60%, 12/01/19	100	113,480

		3,970,482
ELECTRIC — 2.65%
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)	350	350,120
CMS Energy Corp.
8.75%, 06/15/19	125	152,818
Dominion Resources Inc./VA
2.50%, 12/01/19 (Call 11/01/19)	200	200,223

174

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

5.20%, 08/15/19	$100	$109,939
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)	100	99,909
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	100	100,240
5.20%, 10/01/19	100	109,283
Kansas City Power & Light Co.
7.15%, 04/01/19	100	117,295
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	25	24,765
2.70%, 09/15/19 (Call 08/15/19)	100	100,220
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	100	99,136
Public Service Co. of Colorado
5.13%, 06/01/19	100	110,608
Public Service Electric & Gas Co. Series I
1.80%, 06/01/19 (Call 05/01/19)	100	99,661
Southern Co. (The)
2.15%, 09/01/19 (Call 08/01/19)	125	123,685

		1,797,902
ELECTRICAL COMPONENTS & EQUIPMENT — 0.25%
Emerson Electric Co.
4.88%, 10/15/19	150	166,144

		166,144
ENVIRONMENTAL CONTROL — 0.28%
Republic Services Inc.
5.00%, 03/01/20	175	192,303

		192,303
FOOD — 1.55%
General Mills Inc.
2.20%, 10/21/19	300	298,532
JM Smucker Co. (The)
2.50%, 03/15/20[a]	100	99,730
Kellogg Co.
4.15%, 11/15/19	100	106,702
Kraft Foods Group Inc.
5.38%, 02/10/20	100	111,133
Kroger Co. (The)
6.15%, 01/15/20	100	114,562
Mondelez International Inc.
5.38%, 02/10/20	150	167,579
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	150	151,170

		1,049,408
FOREST PRODUCTS & PAPER — 0.18%
International Paper Co.
9.38%, 05/15/19	100	123,709

		123,709
GAS — 0.59%
Dominion Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	150	150,473

Security	Principal (000s)	Value

Sempra Energy
2.40%, 03/15/20 (Call 02/15/20)	$250	$248,134

		398,607
HAND & MACHINE TOOLS — 0.15%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	100	99,830

		99,830
HEALTH CARE — PRODUCTS — 2.28%
Becton Dickinson and Co.
2.68%, 12/15/19	300	301,761
6.38%, 08/01/19	100	114,696
Boston Scientific Corp.
6.00%, 01/15/20	100	113,127
Life Technologies Corp.
6.00%, 03/01/20	100	112,791
Medtronic Inc.
2.50%, 03/15/20[a]	895	898,415

		1,540,790
HEALTH CARE — SERVICES — 1.17%
Anthem Inc.
2.25%, 08/15/19	200	196,637
Humana Inc.
2.63%, 10/01/19	100	99,932
Laboratory Corp. of America Holdings
2.63%, 02/01/20	150	148,822
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	100	98,945
2.70%, 04/01/19[b]	100	100,968
UnitedHealth Group Inc.
2.30%, 12/15/19	150	149,738

		795,042
HOLDING COMPANIES — DIVERSIFIED — 0.45%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	150	152,495
FS Investment Corp.
4.00%, 07/15/19[b]	50	50,195
4.25%, 01/15/20 (Call 12/15/19)	100	101,027

		303,717
HOUSEHOLD PRODUCTS & WARES — 0.36%
Kimberly-Clark Corp.
1.85%, 03/01/20	250	246,612

		246,612
HOUSEWARES — 0.11%
Newell Rubbermaid Inc.
2.88%, 12/01/19 (Call 11/01/19)	75	75,637

		75,637
INSURANCE — 2.83%
ACE INA Holdings Inc.
5.90%, 06/15/19	100	113,293

175

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

Aflac Inc.
2.40%, 03/16/20	$100	$100,689
Allstate Corp. (The)
7.45%, 05/16/19	100	118,225
American Financial Group Inc./OH
9.88%, 06/15/19	100	125,192
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	250	250,074
Berkshire Hathaway Inc.
2.10%, 08/14/19	200	201,609
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	125	140,283
Lincoln National Corp.
8.75%, 07/01/19	125	152,966
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	190	189,489
Protective Life Corp.
7.38%, 10/15/19	100	118,061
Prudential Financial Inc.
7.38%, 06/15/19	250	296,106
Travelers Companies Inc. (The)
5.90%, 06/02/19	100	114,083

		1,920,070
INTERNET — 1.47%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)[a]	400	396,121
Amazon.com Inc.
2.60%, 12/05/19 (Call 11/05/19)	200	201,837
Baidu Inc.
2.75%, 06/09/19	200	199,569
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)[b]	200	196,292

		993,819
IRON & STEEL — 0.35%
Vale Overseas Ltd.
5.63%, 09/15/19[b]	220	235,766

		235,766
MACHINERY — 1.35%
Caterpillar Financial Services Corp.
2.00%, 03/05/20	150	148,747
2.10%, 06/09/19	150	150,209
John Deere Capital Corp.
1.70%, 01/15/20	50	48,815
2.30%, 09/16/19	400	401,691
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	80	79,610
Roper Technologies Inc.
6.25%, 09/01/19	75	85,096

		914,168
MANUFACTURING — 0.40%
3M Co.
1.63%, 06/15/19	100	99,861
Illinois Tool Works Inc.
6.25%, 04/01/19	150	171,613

		271,474

Security	Principal (000s)	Value

MEDIA — 3.73%
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	$150	$148,614
Comcast Corp.
5.15%, 03/01/20	250	280,336
5.70%, 07/01/19	50	56,749
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.20%, 03/15/20	450	494,007
Time Warner Cable Inc.
5.00%, 02/01/20	450	481,905
8.25%, 04/01/19	150	176,901
Time Warner Inc.
2.10%, 06/01/19	100	99,298
4.88%, 03/15/20	300	329,372
Viacom Inc.
2.20%, 04/01/19	200	197,617
5.63%, 09/15/19	100	110,750
Walt Disney Co. (The)
1.85%, 05/30/19	150	150,320

		2,525,869
MINING — 1.95%
Barrick Gold Corp.
6.95%, 04/01/19	125	140,435
BHP Billiton Finance USA Ltd.
6.50%, 04/01/19	400	459,617
Freeport-McMoRan Inc.
3.10%, 03/15/20[b]	200	181,000
Newmont Mining Corp.
5.13%, 10/01/19	100	106,676
Rio Tinto Finance USA Ltd.
9.00%, 05/01/19	350	430,337

		1,318,065
OFFICE & BUSINESS EQUIPMENT — 0.25%
Xerox Corp.
5.63%, 12/15/19	150	166,914

		166,914
OIL & GAS — 4.98%
BP Capital Markets PLC
2.24%, 05/10/19	150	150,892
2.32%, 02/13/20	350	349,894
Cenovus Energy Inc.
5.70%, 10/15/19	250	277,076
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	350	346,940
2.19%, 11/15/19 (Call 10/15/19)	75	75,303
ConocoPhillips
6.00%, 01/15/20	100	115,390
Diamond Offshore Drilling Inc.
5.88%, 05/01/19	75	83,175
Encana Corp.
6.50%, 05/15/19	100	112,281
EOG Resources Inc.
5.63%, 06/01/19	100	112,750
EQT Corp.
8.13%, 06/01/19	50	59,028

176

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	$250	$248,036
Husky Energy Inc.
7.25%, 12/15/19	150	173,985
Pride International Inc.
8.50%, 06/15/19[b]	75	87,014
Rowan Companies Inc.
7.88%, 08/01/19	50	56,350
Shell International Finance BV
4.30%, 09/22/19	350	380,500
4.38%, 03/25/20	150	164,050
Southwestern Energy Co.
4.05%, 01/23/20 (Call 12/23/19)	200	202,883
Talisman Energy Inc.
7.75%, 06/01/19	100	114,182
Total Capital International SA
2.10%, 06/19/19	150	150,601
Valero Energy Corp.
6.13%, 02/01/20	100	113,325

		3,373,655
OIL & GAS SERVICES — 0.32%
Halliburton Co.
6.15%, 09/15/19	100	114,666
SESI LLC
6.38%, 05/01/19 (Call 08/31/15)	100	101,500

		216,166
PACKAGING & CONTAINERS — 0.15%
Rock-Tenn Co.
3.50%, 03/01/20	100	102,375

		102,375
PHARMACEUTICALS — 3.45%
Abbott Laboratories
2.00%, 03/15/20[b]	195	193,361
5.13%, 04/01/19	100	111,210
Actavis Funding SCS
2.45%, 06/15/19	100	99,114
3.00%, 03/12/20 (Call 02/12/20)	595	594,938
Actavis Inc.
6.13%, 08/15/19	25	28,060
AstraZeneca PLC
1.95%, 09/18/19	100	99,834
Express Scripts Holding Co.
2.25%, 06/15/19[b]	300	297,442
Johnson & Johnson
1.88%, 12/05/19	100	99,929
Merck & Co. Inc.
1.85%, 02/10/20[b]	100	99,431
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	325	361,628
Pfizer Inc.
2.10%, 05/15/19[b]	250	252,348
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	100	97,023

		2,334,318

Security	Principal (000s)	Value

PIPELINES — 2.53%
Enbridge Energy Partners LP
5.20%, 03/15/20	$50	$54,058
Energy Transfer Partners LP
9.00%, 04/15/19	100	119,173
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	50	48,984
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	75	74,963
5.25%, 01/31/20	125	138,068
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	50	57,103
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	350	345,204
Magellan Midstream Partners LP
6.55%, 07/15/19	100	114,383
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	75	73,438
Plains All American Pipeline LP/PAA Finance Corp.
5.75%, 01/15/20	250	278,558
Spectra Energy Capital LLC
5.65%, 03/01/20	125	135,778
Williams Partners LP
5.25%, 03/15/20	250	270,821

		1,710,531
REAL ESTATE INVESTMENT TRUSTS — 2.69%
Boston Properties LP
5.88%, 10/15/19 (Call 07/17/19)	150	171,749
Digital Realty Trust LP
5.88%, 02/01/20	75	83,873
ERP Operating LP
2.38%, 07/01/19 (Call 06/01/19)	150	150,564
Government Properties Income Trust
3.75%, 08/15/19 (Call 07/15/19)	150	153,650
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	150	148,634
Health Care REIT Inc.
4.13%, 04/01/19 (Call 01/01/19)	150	158,480
Prologis LP
6.88%, 03/15/20 (Call 12/16/19)	100	115,592
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)[b]	100	101,877
Simon Property Group LP
5.65%, 02/01/20 (Call 11/01/19)	200	227,927
10.35%, 04/01/19 (Call 01/01/19)	150	189,788
Ventas Realty LP/Ventas Capital Corp.
4.00%, 04/30/19 (Call 01/30/19)	125	131,705
Vornado Realty LP
2.50%, 06/30/19 (Call 05/30/19)	100	99,955
Weyerhaeuser Co.
7.38%, 10/01/19	75	88,266

		1,822,060
RETAIL — 2.19%
AutoNation Inc.
5.50%, 02/01/20	100	109,604
Costco Wholesale Corp.
1.70%, 12/15/19	150	148,484
1.75%, 02/15/20	100	98,955

177

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)	$100	$99,877
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	250	251,805
McDonald’s Corp.
1.88%, 05/29/19	100	99,314
Target Corp.
2.30%, 06/26/19	300	304,922
TJX Companies Inc. (The)
6.95%, 04/15/19	100	117,622
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	250	250,672

		1,481,255
SEMICONDUCTORS — 0.26%
KLA-Tencor Corp.
3.38%, 11/01/19 (Call 10/01/19)	75	76,560
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	100	99,688

		176,248
SOFTWARE — 1.98%
CA Inc.
5.38%, 12/01/19	100	107,299
Microsoft Corp.
1.85%, 02/12/20 (Call 01/12/20)	350	349,972
Oracle Corp.
2.25%, 10/08/19	600	603,533
5.00%, 07/08/19	250	278,029

		1,338,833
TELECOMMUNICATIONS — 4.03%
America Movil SAB de CV
5.00%, 10/16/19	100	109,790
5.00%, 03/30/20	400	442,786
Cisco Systems Inc.
4.45%, 01/15/20	450	493,306
Orange SA
5.38%, 07/08/19	200	222,440
Telefonica Emisiones SAU
5.88%, 07/15/19	200	224,947
Verizon Communications Inc.
2.63%, 02/21/20	900	899,341
6.35%, 04/01/19	100	114,190
Vodafone Group PLC
5.45%, 06/10/19	200	220,852

		2,727,652
TOYS, GAMES & HOBBIES — 0.07%
Mattel Inc.
2.35%, 05/06/19[b]	50	49,746

		49,746
TRANSPORTATION — 1.48%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19[b]	200	219,446
FedEx Corp.
2.30%, 02/01/20	150	148,781

Security	Principal or Shares (000s)	Value

Norfolk Southern Corp.
5.90%, 06/15/19	$100	$113,016
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	100	99,837
2.55%, 06/01/19 (Call 05/01/19)	100	100,455
Union Pacific Corp.
1.80%, 02/01/20 (Call 01/01/20)	100	98,456
United Parcel Service Inc.
5.13%, 04/01/19	200	223,022

		1,003,013
TRUCKING & LEASING — 0.07%
GATX Corp.
2.60%, 03/30/20 (Call 02/28/20)	50	49,366

		49,366

TOTAL CORPORATE BONDS & NOTES
(Cost: $63,027,217)		62,825,002

INVESTMENT COMPANIES — 4.68%
iShares iBonds Mar 2020 Corporate ex-Financials ETF[c]	32	3,167,628

TOTAL INVESTMENT COMPANIES
(Cost: $3,047,085)		3,167,628

SHORT-TERM INVESTMENTS — 7.70%

MONEY MARKET FUNDS — 7.70%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	3,418	3,417,694
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	386	386,118
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	1,416	1,416,239

		5,220,051

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,220,051)		5,220,051

TOTAL INVESTMENTS IN SECURITIES — 105.13%
(Cost: $71,294,353)		71,212,681
Other Assets, Less Liabilities — (5.13)%		(3,475,781)

NET ASSETS — 100.00%		$67,736,900

178

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2020 CORPORATE ETF

July 31, 2015

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

179

Schedule of Investments (Unaudited)

iSHARES® iBONDS® MAR 2020 CORPORATE ex-FINANCIALS ETF

July 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 98.62%

AEROSPACE & DEFENSE — 2.60%
Boeing Capital Corp.
4.70%, 10/27/19	$186	$205,813
Boeing Co. (The)
4.88%, 02/15/20	484	540,920
L-3 Communications Corp.
5.20%, 10/15/19	95	102,641
Lockheed Martin Corp.
4.25%, 11/15/19	186	201,186
Northrop Grumman Corp.
5.05%, 08/01/19	83	91,268
Raytheon Co.
4.40%, 02/15/20	240	261,473

		1,403,301
AGRICULTURE — 2.25%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	207	206,852
9.25%, 08/06/19	95	118,759
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	137	164,668
Philip Morris International Inc.
4.50%, 03/26/20	559	611,870
Reynolds American Inc.
8.13%, 06/23/19[a]	95	112,796

		1,214,945
AUTO MANUFACTURERS — 3.55%
American Honda Finance Corp.
2.25%, 08/15/19	539	541,239
Ford Motor Credit Co. LLC
2.46%, 03/27/20	200	195,396
Toyota Motor Credit Corp.
2.13%, 07/18/19	829	831,605
2.15%, 03/12/20	350	348,898

		1,917,138
BEVERAGES — 3.62%
Anheuser-Busch InBev Worldwide Inc.
5.38%, 01/15/20	908	1,024,687
6.88%, 11/15/19	108	128,250
Coca-Cola FEMSA SAB de CV
4.63%, 02/15/20	200	218,379
PepsiCo Inc.
4.50%, 01/15/20[b]	535	586,186

		1,957,502
BIOTECHNOLOGY — 0.95%
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)	100	100,028

Security	Principal (000s)	Value

Gilead Sciences Inc.
2.35%, 02/01/20	$414	$413,263

		513,291
CHEMICALS — 5.07%
Air Products & Chemicals Inc.
4.38%, 08/21/19	186	202,049
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	95	93,123
Dow Chemical Co. (The)
8.55%, 05/15/19	266	323,363
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	100	100,033
Ecolab Inc.
2.25%, 01/12/20	50	49,765
EI du Pont de Nemours & Co.
4.63%, 01/15/20	510	555,602
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)[b]	300	325,801
Monsanto Co.
2.13%, 07/15/19	75	74,248
Potash Corp. of Saskatchewan Inc.
4.88%, 03/30/20[b]	402	441,134
6.50%, 05/15/19	195	223,843
Praxair Inc.
4.50%, 08/15/19	323	352,316

		2,741,277
COMMERCIAL SERVICES — 1.31%
Board of Trustees of The Leland Stanford Junior University (The)
4.75%, 05/01/19	215	238,373
MasterCard Inc.
2.00%, 04/01/19[b]	414	416,745
Western Union Co. (The)
3.35%, 05/22/19	54	55,415

		710,533
COMPUTERS — 4.33%
Apple Inc.
1.55%, 02/07/20	350	343,648
2.10%, 05/06/19	1,036	1,047,553
International Business Machines Corp.
1.88%, 05/15/19	500	498,959
8.38%, 11/01/19	269	337,624
Lexmark International Inc.
5.13%, 03/15/20	108	115,226

		2,343,010
DIVERSIFIED FINANCIAL SERVICES — 1.84%
BP Capital Markets PLC
2.52%, 01/15/20[b]	622	627,998
Ford Motor Credit Co. LLC
8.13%, 01/15/20	100	121,029
National Rural Utilities Cooperative Finance Corp.
2.00%, 01/27/20 (Call 12/27/19)	250	246,062

		995,089

180

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 CORPORATE ex-FINANCIALS ETF

July 31, 2015

Security	Principal (000s)	Value

ELECTRIC — 5.70%
Consolidated Edison Co. of New York Inc.
6.65%, 04/01/19	$373	$431,835
Consumers Energy Co.
6.70%, 09/15/19	373	436,989
Duke Energy Ohio Inc.
5.45%, 04/01/19	177	197,205
Exelon Generation Co. LLC
5.20%, 10/01/19	137	149,717
Georgia Power Co.
4.25%, 12/01/19	269	290,256
Kansas City Power & Light Co.
7.15%, 04/01/19	186	218,169
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	249	246,658
Progress Energy Inc.
4.88%, 12/01/19	100	109,212
Public Service Co. of Colorado
5.13%, 06/01/19	269	297,536
Public Service Electric & Gas Co.
2.00%, 08/15/19 (Call 07/15/19)	83	83,183
Series I
1.80%, 06/01/19 (Call 05/01/19)	207	206,297
Virginia Electric & Power Co.
5.00%, 06/30/19	373	412,812

		3,079,869
ELECTRICAL COMPONENTS & EQUIPMENT — 0.82%
Emerson Electric Co.
4.88%, 10/15/19	402	445,265

		445,265
ENVIRONMENTAL CONTROL — 0.39%
Republic Services Inc.
5.50%, 09/15/19	186	208,171

		208,171
FOOD — 1.19%
Kellogg Co.
4.15%, 11/15/19	54	57,619
Kraft Foods Group Inc.
5.38%, 02/10/20	162	180,035
Kroger Co. (The)
6.15%, 01/15/20	108	123,727
Mondelez International Inc.
5.38%, 02/10/20	215	240,196
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	41	41,320

		642,897
GAS — 0.14%
Sempra Energy
2.40%, 03/15/20 (Call 02/15/20)	75	74,440

		74,440

Security	Principal (000s)	Value

HAND & MACHINE TOOLS — 0.18%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	$95	$94,839

		94,839
HEALTH CARE — PRODUCTS — 5.18%
Baxter International Inc.
4.50%, 08/15/19	535	576,671
Becton Dickinson and Co.
5.00%, 05/15/19	240	262,536
6.38%, 08/01/19	54	61,936
Boston Scientific Corp.
6.00%, 01/15/20	95	107,471
Life Technologies Corp.
6.00%, 03/01/20	186	209,791
Medtronic Inc.
2.50%, 03/15/20[a]	395	396,507
4.45%, 03/15/20[b]	767	835,667
Stryker Corp.
4.38%, 01/15/20	323	349,915

		2,800,494
HEALTH CARE — SERVICES — 0.39%
Quest Diagnostics Inc.
2.70%, 04/01/19[b]	207	209,004

		209,004
HOUSEHOLD PRODUCTS & WARES — 0.46%
Kimberly-Clark Corp.
1.85%, 03/01/20	250	246,612

		246,612
INTERNET — 3.92%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)[a]	1,100	1,089,333
Amazon.com Inc.
2.60%, 12/05/19 (Call 11/05/19)	83	83,762
Baidu Inc.
2.75%, 06/09/19	500	498,923
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	456	447,546

		2,119,564
IRON & STEEL — 0.19%
Vale Overseas Ltd.
5.63%, 09/15/19[b]	95	101,808

		101,808
MACHINERY — 4.04%
Caterpillar Financial Services Corp.
2.10%, 06/09/19	290	290,404
2.25%, 12/01/19	414	415,836
John Deere Capital Corp.
1.70%, 01/15/20	787	768,352
2.05%, 03/10/20	250	248,450
2.25%, 04/17/19	394	396,628

181

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 CORPORATE ex-FINANCIALS ETF

July 31, 2015

Security	Principal (000s)	Value

Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	$66	$65,679

		2,185,349
MANUFACTURING — 1.07%
3M Co.
1.63%, 06/15/19	207	206,713
Illinois Tool Works Inc.
6.25%, 04/01/19	323	369,540

		576,253
MEDIA — 5.05%
Comcast Corp.
5.15%, 03/01/20	862	966,597
5.70%, 07/01/19	207	234,942
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.88%, 10/01/19	269	300,835
Thomson Reuters Corp.
4.70%, 10/15/19	108	118,140
Time Warner Cable Inc.
5.00%, 02/01/20	186	199,187
Time Warner Inc.
2.10%, 06/01/19	207	205,547
4.88%, 03/15/20	178	195,427
Viacom Inc.
5.63%, 09/15/19	137	151,728
Walt Disney Co. (The)
1.85%, 05/30/19	357	357,760

		2,730,163
MINING — 3.14%
Barrick Gold Corp.
6.95%, 04/01/19	108	121,336
BHP Billiton Finance USA Ltd.
6.50%, 04/01/19	435	499,833
Freeport-McMoRan Inc.
3.10%, 03/15/20[b]	141	127,605
Newmont Mining Corp.
5.13%, 10/01/19[b]	95	101,343
Rio Tinto Finance USA Ltd.
9.00%, 05/01/19	687	844,689

		1,694,806
OFFICE & BUSINESS EQUIPMENT — 0.22%
Xerox Corp.
5.63%, 12/15/19	108	120,178

		120,178
OIL & GAS — 11.53%
Anadarko Petroleum Corp.
6.95%, 06/15/19	137	157,493
BP Capital Markets PLC
2.24%, 05/10/19	414	416,463
2.32%, 02/13/20	250	249,925
Cenovus Energy Inc.
5.70%, 10/15/19	137	151,838
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	908	900,062

Security	Principal (000s)	Value

2.19%, 11/15/19 (Call 10/15/19)	$207	$207,836
ConocoPhillips
6.00%, 01/15/20	546	630,031
Diamond Offshore Drilling Inc.
5.88%, 05/01/19[b]	169	187,420
Encana Corp.
6.50%, 05/15/19	137	153,825
EOG Resources Inc.
5.63%, 06/01/19	285	321,336
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	650	644,893
Husky Energy Inc.
7.25%, 12/15/19	95	110,191
Pride International Inc.
8.50%, 06/15/19[b]	83	96,295
Shell International Finance BV
4.30%, 09/22/19	718	780,568
4.38%, 03/25/20	423	462,622
Talisman Energy Inc.
7.75%, 06/01/19	137	156,429
Total Capital International SA
2.10%, 06/19/19	497	498,992
Valero Energy Corp.
6.13%, 02/01/20	95	107,658

		6,233,877
OIL & GAS SERVICES — 1.19%
Halliburton Co.
6.15%, 09/15/19	559	640,980

		640,980
PACKAGING & CONTAINERS — 0.09%
Bemis Co. Inc.
6.80%, 08/01/19	41	47,162

		47,162
PHARMACEUTICALS — 8.35%
Abbott Laboratories
2.00%, 03/15/20[b]	537	532,486
5.13%, 04/01/19	261	290,258
Actavis Funding SCS
2.45%, 06/15/19	21	20,814
3.00%, 03/12/20 (Call 02/12/20)	237	236,976
AstraZeneca PLC
1.95%, 09/18/19	613	611,979
Express Scripts Holding Co.
2.25%, 06/15/19[b]	41	40,651
7.25%, 06/15/19	54	63,208
Johnson & Johnson
1.88%, 12/05/19	414	413,705
Mead Johnson Nutrition Co.
4.90%, 11/01/19	54	58,620
Merck & Co. Inc.
1.85%, 02/10/20[b]	400	397,725
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	762	847,879
Pfizer Inc.
2.10%, 05/15/19[b]	829	836,784

182

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 CORPORATE ex-FINANCIALS ETF

July 31, 2015

Security	Principal (000s)	Value

Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20[b]	$166	$161,059

		4,512,144
PIPELINES — 2.03%
Enbridge Energy Partners LP
5.20%, 03/15/20	95	102,710
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	207	202,795
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	100	99,951
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	149	170,167
Plains All American Pipeline LP/PAA Finance Corp.
5.75%, 01/15/20	54	60,168
8.75%, 05/01/19	95	114,636
Spectra Energy Capital LLC
8.00%, 10/01/19	108	127,778
Williams Partners LP
5.25%, 03/15/20	203	219,906

		1,098,111
REAL ESTATE INVESTMENT TRUSTS — 0.18%
Weyerhaeuser Co.
7.38%, 10/01/19	83	97,681

		97,681
RETAIL — 4.55%
AutoNation Inc.
5.50%, 02/01/20	83	90,971
Costco Wholesale Corp.
1.70%, 12/15/19	808	799,836
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)	83	82,898
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	414	416,989
McDonald’s Corp.
1.88%, 05/29/19	373	370,442
Target Corp.
2.30%, 06/26/19	414	420,793
TJX Companies Inc. (The)
6.95%, 04/15/19	186	218,777
Yum! Brands Inc.
5.30%, 09/15/19	54	59,237

		2,459,943
SEMICONDUCTORS — 1.00%
Texas Instruments Inc.
1.65%, 08/03/19[b]	547	540,874

		540,874
SOFTWARE — 4.30%
Adobe Systems Inc.
4.75%, 02/01/20	54	59,281
Microsoft Corp.
1.85%, 02/12/20 (Call 01/12/20)	816	815,934
4.20%, 06/01/19	260	283,695

Security	Principal or Shares (000s)	Value

Oracle Corp.
2.25%, 10/08/19	$579	$582,410
5.00%, 07/08/19	526	584,974

		2,326,294
TELECOMMUNICATIONS — 6.36%
America Movil SAB de CV
5.00%, 03/30/20	985	1,090,360
Cisco Systems Inc.
4.45%, 01/15/20	1,182	1,295,751
Deutsche Telekom International Finance BV
6.00%, 07/08/19	165	188,233
Orange SA
5.38%, 07/08/19	108	120,118
Telefonica Emisiones SAU
5.88%, 07/15/19	95	106,850
Verizon Communications Inc.
2.63%, 02/21/20	250	249,817
6.35%, 04/01/19	108	123,325
Vodafone Group PLC
5.45%, 06/10/19	240	265,023

		3,439,477
TOYS, GAMES & HOBBIES — 0.11%
Mattel Inc.
2.35%, 05/06/19	62	61,685

		61,685
TRANSPORTATION — 1.33%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	54	59,250
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	33	32,946
2.55%, 06/01/19 (Call 05/01/19)	95	95,433
United Parcel Service Inc.
5.13%, 04/01/19	478	533,022

		720,651

TOTAL CORPORATE BONDS & NOTES
(Cost: $53,462,381)		53,304,677

SHORT-TERM INVESTMENTS — 7.83%

MONEY MARKET FUNDS — 7.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	3,328	3,328,485
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	376	376,040

183

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2020 CORPORATE ex-FINANCIALS ETF

July 31, 2015

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	530	$529,994

		4,234,519

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,234,519)		4,234,519

TOTAL INVESTMENTS IN SECURITIES — 106.45%
(Cost: $57,696,900)		57,539,196
Other Assets, Less Liabilities — (6.45)%		(3,487,448)

NET ASSETS — 100.00%		$54,051,748

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

184

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2021 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.85%

AEROSPACE & DEFENSE — 1.59%
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	$50	$52,999
Lockheed Martin Corp.
3.35%, 09/15/21	100	102,551

		155,550
AGRICULTURE — 1.11%
Altria Group Inc.
4.75%, 05/05/21	100	108,409

		108,409
AUTO MANUFACTURERS — 1.06%
Toyota Motor Credit Corp.
3.40%, 09/15/21	100	103,855

		103,855
BANKS — 17.12%
Bank of America Corp.
5.88%, 01/05/21	150	171,111
Bank of New York Mellon Corp. (The)
3.55%, 09/23/21 (Call 08/23/21)	100	104,199
Bank of Nova Scotia (The)
2.80%, 07/21/21	100	100,317
BNP Paribas SA
5.00%, 01/15/21	150	166,651
Capital One Financial Corp.
4.75%, 07/15/21	100	107,713
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
4.50%, 01/11/21	25	27,208
Goldman Sachs Group Inc. (The)
5.25%, 07/27/21[a]	150	166,707
JPMorgan Chase & Co.
4.35%, 08/15/21	200	213,761
Lloyds Bank PLC
6.38%, 01/21/21	100	118,344
Morgan Stanley
5.75%, 01/25/21	200	227,163
U.S. Bancorp
4.13%, 05/24/21 (Call 04/23/21)	100	107,558
Wells Fargo & Co.
4.60%, 04/01/21	150	164,118

		1,674,850
BEVERAGES — 1.07%
Coca-Cola Co. (The)
3.30%, 09/01/21	100	104,419

		104,419

Security	Principal (000s)	Value

BIOTECHNOLOGY — 3.14%
Amgen Inc.
3.88%, 11/15/21 (Call 08/15/21)	$150	$156,424
Gilead Sciences Inc.
4.40%, 12/01/21 (Call 09/01/21)	140	150,890

		307,314
CHEMICALS — 2.88%
Dow Chemical Co. (The)
4.13%, 11/15/21 (Call 08/15/21)	100	104,249
EI du Pont de Nemours & Co.
3.63%, 01/15/21	100	104,342
Monsanto Co.
2.75%, 07/15/21	75	73,016

		281,607
COMMERCIAL SERVICES — 0.51%
Synchrony Financial
3.75%, 08/15/21 (Call 06/15/21)	50	50,101

		50,101
COMPUTERS — 3.15%
Apple Inc.
2.85%, 05/06/21	150	151,976
Hewlett-Packard Co.
4.38%, 09/15/21	150	156,566

		308,542
DIVERSIFIED FINANCIAL SERVICES — 7.52%
Ford Motor Credit Co. LLC
5.75%, 02/01/21	200	224,869
General Electric Capital Corp.
5.30%, 02/11/21	300	338,292
HSBC Finance Corp.
6.68%, 01/15/21	100	115,959
Jefferies Group LLC
6.88%, 04/15/21	50	56,741

		735,861
ELECTRIC — 3.81%
Duke Energy Carolinas LLC
3.90%, 06/15/21 (Call 03/15/21)	150	160,366
NextEra Energy Capital Holdings Inc.
4.50%, 06/01/21 (Call 03/01/21)	50	53,851
PacifiCorp
3.85%, 06/15/21 (Call 03/15/21)	100	106,273
Western Massachusetts Electric Co.
3.50%, 09/15/21 (Call 06/15/21)	50	52,126

		372,616
ELECTRONICS — 2.73%
Honeywell International Inc.
4.25%, 03/01/21	150	165,308

185

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

Thermo Fisher Scientific Inc.
3.60%, 08/15/21 (Call 05/15/21)	$100	$101,614

		266,922
ENVIRONMENTAL CONTROL — 0.55%
Waste Management Inc.
4.60%, 03/01/21 (Call 12/01/20)	50	54,322

		54,322
FOOD — 2.66%
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	100	101,158
Kroger Co. (The)
2.95%, 11/01/21 (Call 10/01/21)	50	49,514
Unilever Capital Corp.
4.25%, 02/10/21	100	109,399

		260,071
FOREST PRODUCTS & PAPER — 0.62%
International Paper Co.
7.50%, 08/15/21	50	60,978

		60,978
GAS — 0.53%
AGL Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	50	51,577

		51,577
HAND & MACHINE TOOLS — 0.63%
Stanley Black & Decker Inc.
3.40%, 12/01/21 (Call 09/01/21)	60	61,689

		61,689
HEALTH CARE — PRODUCTS — 1.69%
Becton Dickinson and Co.
3.13%, 11/08/21	80	79,471
Medtronic Inc.
4.13%, 03/15/21 (Call 12/15/20)	80	85,492

		164,963
HEALTH CARE — SERVICES — 1.01%
UnitedHealth Group Inc.
2.88%, 12/15/21	100	99,037

		99,037
HOUSEHOLD PRODUCTS & WARES — 0.55%
Kimberly-Clark Corp.
3.88%, 03/01/21	50	53,448

		53,448
INSURANCE — 2.82%
Berkshire Hathaway Finance Corp.
4.25%, 01/15/21	100	109,182

Security	Principal (000s)	Value

CNA Financial Corp.
5.75%, 08/15/21	$50	$56,680
MetLife Inc.
4.75%, 02/08/21	100	110,220

		276,082
INTERNET — 1.53%
Amazon.com Inc.
3.30%, 12/05/21 (Call 10/05/21)[a]	100	101,725
eBay Inc.
2.88%, 08/01/21 (Call 06/01/21)	50	48,502

		150,227
MACHINERY — 1.64%
Caterpillar Inc.
3.90%, 05/27/21	150	160,117

		160,117
MEDIA — 5.91%
21st Century Fox America Inc.
4.50%, 02/15/21	50	54,220
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
4.60%, 02/15/21 (Call 11/15/20)	100	105,559
NBCUniversal Media LLC
4.38%, 04/01/21	100	108,241
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	50	50,150
Time Warner Inc.
4.70%, 01/15/21	100	108,276
Viacom Inc.
3.88%, 12/15/21	50	50,091
Walt Disney Co. (The)
2.75%, 08/16/21	100	101,720

		578,257
MINING — 1.93%
Barrick North America Finance LLC
4.40%, 05/30/21	50	47,664
Freeport-McMoRan Inc.
4.00%, 11/14/21	50	43,250
Goldcorp Inc.
3.63%, 06/09/21 (Call 04/09/21)	50	48,287
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)[a]	40	37,190
Teck Resources Ltd.
4.50%, 01/15/21 (Call 10/15/20)[a]	15	12,600

		188,991
OIL & GAS — 5.59%
BP Capital Markets PLC
4.74%, 03/11/21	100	110,060
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (Call 08/15/21)	50	49,741
ConocoPhillips Co.
2.88%, 11/15/21 (Call 09/15/21)	100	100,184
Ensco PLC
4.70%, 03/15/21	50	49,049

186

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

Marathon Petroleum Corp.
5.13%, 03/01/21[a]	$50	$54,906
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	50	51,521
Noble Holding International Ltd.
4.63%, 03/01/21	30	27,875
Occidental Petroleum Corp. Series 1
4.10%, 02/01/21 (Call 11/01/20)	50	53,301
Total Capital International SA
2.75%, 06/19/21	50	50,292

		546,929
OIL & GAS SERVICES — 1.54%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	100	100,044
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	50	50,708

		150,752
PACKAGING & CONTAINERS — 0.54%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	50	52,689

		52,689
PHARMACEUTICALS — 1.03%
Teva Pharmaceutical Finance Co. BV Series 2
3.65%, 11/10/21	100	100,880

		100,880
PIPELINES — 3.44%
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	50	51,197
Energy Transfer Partners LP
4.65%, 06/01/21 (Call 03/01/21)	50	51,129
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (Call 01/01/21)	100	96,827
Plains All American Pipeline LP/PAA Finance Corp.
5.00%, 02/01/21 (Call 11/01/20)	50	54,089
Western Gas Partners LP
5.38%, 06/01/21 (Call 03/01/21)	50	53,689
Williams Partners LP
4.00%, 11/15/21 (Call 08/15/21)	30	29,929

		336,860
REAL ESTATE INVESTMENT TRUSTS — 4.18%
Boston Properties LP
4.13%, 05/15/21 (Call 02/15/21)	50	53,263
Digital Realty Trust LP
5.25%, 03/15/21 (Call 12/15/20)	25	27,264
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	50	54,478
HCP Inc.
5.38%, 02/01/21 (Call 11/03/20)	80	88,189
Healthcare Realty Trust Inc.
5.75%, 01/15/21	50	55,432

Security	Principal (000s)	Value

Simon Property Group LP
4.38%, 03/01/21 (Call 12/01/20)	$120	$130,273

		408,899
RETAIL — 3.83%
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	50	55,655
Home Depot Inc. (The)
4.40%, 04/01/21 (Call 01/01/21)	100	109,612
Wal-Mart Stores Inc.
4.25%, 04/15/21	100	109,852
Walgreens Boots Alliance Inc.
3.30%, 11/18/21 (Call 09/18/21)	100	99,367

		374,486
SEMICONDUCTORS — 1.58%
Intel Corp.
3.30%, 10/01/21	150	154,372

		154,372
SOFTWARE — 2.14%
Microsoft Corp.
4.00%, 02/08/21	100	109,079
Oracle Corp.
2.80%, 07/08/21	100	100,643

		209,722
TELECOMMUNICATIONS — 4.64%
AT&T Inc.
4.45%, 05/15/21	120	127,590
Orange SA
4.13%, 09/14/21	50	53,203
Qwest Corp.
6.75%, 12/01/21	25	27,250
Verizon Communications Inc.
3.00%, 11/01/21 (Call 09/01/21)	250	245,899

		453,942
TRANSPORTATION — 1.58%
Burlington Northern Santa Fe LLC
3.45%, 09/15/21 (Call 06/15/21)	50	51,716
Norfolk Southern Corp.
3.25%, 12/01/21 (Call 09/01/21)	50	51,160
United Parcel Service Inc.
3.13%, 01/15/21	50	51,657

		154,533

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,746,825)		9,573,869

187

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2021 CORPORATE ETF

July 31, 2015

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 4.95%

MONEY MARKET FUNDS — 4.95%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[b,c,d]	286	$286,080
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[b,c,d]	32	32,320
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,c]	166	165,572

		483,972

TOTAL SHORT-TERM INVESTMENTS
(Cost: $483,972)		483,972

TOTAL INVESTMENTS IN SECURITIES — 102.80%
(Cost: $10,230,797)		10,057,841
Other Assets, Less Liabilities — (2.80)%		(273,727)

NET ASSETS — 100.00%		$9,784,114

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

188

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2022 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.71%

ADVERTISING — 0.52%
Omnicom Group Inc.
3.63%, 05/01/22	$50	$50,653

		50,653
AEROSPACE & DEFENSE — 2.01%
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	100	95,019
United Technologies Corp.
3.10%, 06/01/22	100	100,883

		195,902
AGRICULTURE — 1.49%
Altria Group Inc.
2.85%, 08/09/22	100	96,857
Reynolds American Inc.
3.25%, 11/01/22	50	48,406

		145,263
AUTO MANUFACTURERS — 1.55%
General Motors Financial Co. Inc.
3.45%, 04/10/22	50	48,032
Toyota Motor Credit Corp.
3.30%, 01/12/22	100	103,073

		151,105
BANKS — 13.70%
Bank of America Corp.
5.70%, 01/24/22	75	85,443
Bank of Montreal
2.55%, 11/06/22 (Call 10/06/22)	50	48,680
Citigroup Inc.
4.05%, 07/30/22	100	102,724
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.88%, 02/08/22	200	209,253
Goldman Sachs Group Inc. (The)
5.75%, 01/24/22	180	205,698
HSBC Holdings PLC
4.00%, 03/30/22	100	105,773
JPMorgan Chase & Co.
4.50%, 01/24/22	200	215,035
Morgan Stanley
4.88%, 11/01/22	75	80,034
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[a]	100	101,727
U.S. Bancorp
2.95%, 07/15/22 (Call 06/15/22)	100	98,722
Wells Fargo & Co.
3.50%, 03/08/22	80	82,108

		1,335,197

Security	Principal (000s)	Value

BEVERAGES — 3.02%
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22[b]	$150	$144,078
Molson Coors Brewing Co.
3.50%, 05/01/22[b]	50	50,672
PepsiCo Inc.
2.75%, 03/05/22	100	99,425

		294,175
CHEMICALS — 2.60%
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	80	77,164
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	80	80,693
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	100	95,658

		253,515
COMMERCIAL SERVICES — 0.40%
Catholic Health Initiatives
2.95%, 11/01/22	40	39,087

		39,087
COMPUTERS — 2.47%
Apple Inc.
2.15%, 02/09/22	100	96,392
Hewlett-Packard Co.
4.05%, 09/15/22	50	50,910
International Business Machines Corp.
1.88%, 08/01/22	100	93,633

		240,935
COSMETICS & PERSONAL CARE — 0.81%
Procter & Gamble Co. (The)
2.30%, 02/06/22	80	79,348

		79,348
DIVERSIFIED FINANCIAL SERVICES — 2.05%
American Express Co.
2.65%, 12/02/22	50	47,972
CME Group Inc./IL
3.00%, 09/15/22	50	50,460
General Electric Capital Corp.
3.15%, 09/07/22	100	101,425

		199,857
ELECTRIC — 5.17%
Dominion Resources Inc./VA
Series B
2.75%, 09/15/22 (Call 06/15/22)	50	48,248
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)	50	50,849
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	50	52,939
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	50	47,848

189

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	$50	$50,268
PPL Capital Funding Inc.
4.20%, 06/15/22 (Call 03/15/22)	50	52,700
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	80	79,826
Southern California Edison Co.
Series B
2.40%, 02/01/22 (Call 12/01/21)	100	96,446
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	25	24,684

		503,808
ELECTRONICS — 1.34%
Koninklijke Philips NV
3.75%, 03/15/22	80	80,671
Thermo Fisher Scientific Inc.
3.30%, 02/15/22	50	49,482

		130,153
ENGINEERING & CONSTRUCTION — 0.81%
ABB Finance USA Inc.
2.88%, 05/08/22	80	79,118

		79,118
ENVIRONMENTAL CONTROL — 0.51%
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	50	49,345

		49,345
FOOD — 1.58%
Kraft Foods Group Inc.
3.50%, 06/06/22	100	101,177
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	50	53,066

		154,243
FOREST PRODUCTS & PAPER — 0.55%
International Paper Co.
4.75%, 02/15/22 (Call 11/15/21)	50	53,630

		53,630
HAND & MACHINE TOOLS — 0.51%
Stanley Black & Decker Inc.
2.90%, 11/01/22	50	49,495

		49,495
HEALTH CARE — PRODUCTS — 1.55%
Medtronic Inc.
3.15%, 03/15/22[c]	150	151,085

		151,085
HEALTH CARE — SERVICES — 1.49%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	50	47,524

Security	Principal (000s)	Value

Anthem Inc.
3.13%, 05/15/22	$50	$48,709
UnitedHealth Group Inc.
2.88%, 03/15/22 (Call 12/15/21)	50	49,165

		145,398
HOUSEHOLD PRODUCTS & WARES — 0.50%
Church & Dwight Co. Inc.
2.88%, 10/01/22	50	48,478

		48,478
INSURANCE — 3.76%
American International Group Inc.
4.88%, 06/01/22	100	110,165
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	100	101,065
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	50	55,523
MetLife Inc.
3.05%, 12/15/22	50	49,524
Principal Financial Group Inc.
3.30%, 09/15/22	50	49,823

		366,100
INTERNET — 0.97%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	50	47,710
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)[b]	50	46,490

		94,200
IRON & STEEL — 0.49%
Vale Overseas Ltd.
4.38%, 01/11/22[b]	50	47,960

		47,960
MACHINERY — 0.77%
John Deere Capital Corp.
2.75%, 03/15/22	75	74,612

		74,612
MANUFACTURING — 2.01%
Eaton Corp.
2.75%, 11/02/22	100	97,130
General Electric Co.
2.70%, 10/09/22[b]	100	98,351

		195,481
MEDIA — 4.72%
21st Century Fox America Inc.
3.00%, 09/15/22	50	48,570
CBS Corp.
3.38%, 03/01/22 (Call 12/01/21)	50	49,675
CCO Safari II LLC
4.46%, 07/23/22 (Call 05/23/22)[c]	75	75,466

190

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	$100	$138,353
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.80%, 03/15/22	50	50,272
Walt Disney Co. (The)
2.35%, 12/01/22	100	97,254

		459,590
MINING — 3.31%
Barrick Gold Corp.
3.85%, 04/01/22	70	62,695
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	100	97,186
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)[b]	75	61,875
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[b]	80	72,017
Southern Copper Corp.
3.50%, 11/08/22	30	28,814

		322,587
OIL & GAS — 7.42%
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	50	48,655
BP Capital Markets PLC
2.50%, 11/06/22	100	95,017
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	100	95,609
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	50	47,214
Continental Resources Inc./OK
5.00%, 09/15/22 (Call 03/15/17)	50	47,250
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)[b]	50	48,846
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	50	46,386
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	50	45,623
Phillips 66
4.30%, 04/01/22	50	52,553
Shell International Finance BV
2.38%, 08/21/22	50	48,069
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	50	48,153
Total Capital International SA
2.88%, 02/17/22	100	99,344

		722,719
OIL & GAS SERVICES — 1.14%
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	80	75,496
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)	40	35,994

		111,490
PHARMACEUTICALS — 6.50%
AbbVie Inc.
2.90%, 11/06/22	100	96,577

Security	Principal (000s)	Value

Actavis Funding SCS
3.45%, 03/15/22 (Call 01/15/22)	$50	$49,275
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	50	48,330
Bristol-Myers Squibb Co.
2.00%, 08/01/22	50	47,394
Express Scripts Holding Co.
3.90%, 02/15/22	50	51,436
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	100	99,473
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	50	47,652
Merck & Co. Inc.
2.40%, 09/15/22 (Call 06/15/22)	50	48,319
Novartis Capital Corp.
2.40%, 09/21/22	100	96,946
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	50	47,984

		633,386
PIPELINES — 3.72%
Energy Transfer Partners LP
5.20%, 02/01/22 (Call 11/01/21)	50	51,600
Kinder Morgan Energy Partners LP
3.95%, 09/01/22 (Call 06/01/22)	50	48,123
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	50	46,132
Plains All American Pipeline LP/PAA Finance Corp.
3.65%, 06/01/22 (Call 03/01/22)	50	50,128
TransCanada PipeLines Ltd.
2.50%, 08/01/22[b]	50	47,200
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	50	49,092
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	50	46,689
3.60%, 03/15/22 (Call 01/15/22)	25	24,100

		363,064
REAL ESTATE INVESTMENT TRUSTS — 4.41%
American Tower Corp.
4.70%, 03/15/22	50	51,999
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	50	48,877
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)	25	26,172
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	50	50,513
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	50	48,300
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	50	52,394
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	50	48,261
Simon Property Group LP
3.38%, 03/15/22 (Call 12/15/21)	50	51,209
Ventas Realty LP/Ventas Capital Corp.
4.25%, 03/01/22 (Call 12/01/21)	50	51,809

		429,534

191

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2022 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

RETAIL — 3.56%
Costco Wholesale Corp.
2.25%, 02/15/22	$50	$48,664
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	50	48,202
3.50%, 07/20/22 (Call 05/20/22)	50	51,132
McDonald’s Corp.
2.63%, 01/15/22	50	48,976
Target Corp.
2.90%, 01/15/22	100	101,319
Walgreen Co.
3.10%, 09/15/22	50	48,361

		346,654
SEMICONDUCTORS — 1.00%
Intel Corp.
2.70%, 12/15/22	100	97,341

		97,341
SOFTWARE — 3.50%
Microsoft Corp.
2.38%, 02/12/22 (Call 01/12/22)	150	147,911
Oracle Corp.
2.50%, 10/15/22	200	193,357

		341,268
TELECOMMUNICATIONS — 3.99%
AT&T Inc.
3.00%, 02/15/22	150	146,197
3.00%, 06/30/22 (Call 04/30/22)	50	48,358
Motorola Solutions Inc.
3.75%, 05/15/22[b]	50	49,625
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	50	52,007
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	50	47,012
Vodafone Group PLC
2.50%, 09/26/22	50	46,151

		389,350
TRANSPORTATION — 1.81%
Burlington Northern Santa Fe LLC
3.05%, 09/01/22 (Call 06/01/22)	50	49,822
FedEx Corp.
2.63%, 08/01/22	25	24,142
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	50	53,869
United Parcel Service Inc.
2.45%, 10/01/22	50	48,755

		176,588

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,748,438)		9,521,714

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 8.71%

MONEY MARKET FUNDS — 8.71%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[a,d,e]	619	$618,859
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[a,d,e]	70	69,916
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[a,d]	160	160,311

		849,086

TOTAL SHORT-TERM INVESTMENTS
(Cost: $849,086)		849,086

TOTAL INVESTMENTS IN SECURITIES — 106.42%
(Cost: $10,597,524)		10,370,800
Other Assets, Less Liabilities — (6.42)%		(625,539)

NET ASSETS — 100.00%		$9,745,261

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

192

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2023 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.60%

AEROSPACE & DEFENSE — 1.02%
Northrop Grumman Corp.
3.25%, 08/01/23	$100	$98,640

		98,640
AGRICULTURE — 1.05%
Philip Morris International Inc.
3.60%, 11/15/23[a]	50	51,312
Reynolds American Inc.
3.75%, 05/20/23 (Call 02/20/23)[b]	25	24,492
4.85%, 09/15/23[a]	25	26,361

		102,165
AUTO MANUFACTURERS — 1.56%
General Motors Co.
4.88%, 10/02/23	100	102,493
Toyota Motor Credit Corp.
2.63%, 01/10/23	50	48,901

		151,394
AUTO PARTS & EQUIPMENT — 0.54%
Delphi Corp.
5.00%, 02/15/23 (Call 02/15/18)	50	52,750

		52,750
BANKS — 16.16%
Bank of America Corp.
3.30%, 01/11/23	300	295,397
BNP Paribas SA
3.25%, 03/03/23	100	100,159
Capital One Financial Corp.
3.50%, 06/15/23	100	97,799
Citigroup Inc.
3.88%, 10/25/23	200	204,511
Goldman Sachs Group Inc. (The)
3.63%, 01/22/23	120	120,931
JPMorgan Chase & Co.
3.20%, 01/25/23	250	246,622
Morgan Stanley
3.75%, 02/25/23	200	202,550
State Street Corp.
3.10%, 05/15/23	100	98,255
Wells Fargo & Co.
4.13%, 08/15/23	50	51,655
Series M
3.45%, 02/13/23	150	148,956

		1,566,835
BEVERAGES — 3.04%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	50	47,924

Security	Principal (000s)	Value

Coca-Cola Co. (The)
3.20%, 11/01/23	$100	$101,405
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	50	47,590
PepsiCo Inc.
2.75%, 03/01/23	100	98,008

		294,927
CHEMICALS — 2.54%
CF Industries Inc.
3.45%, 06/01/23	50	47,178
EI du Pont de Nemours & Co.
2.80%, 02/15/23	100	96,777
LYB International Finance BV
4.00%, 07/15/23	50	50,763
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)	50	51,003

		245,721
COMMERCIAL SERVICES — 0.35%
Lender Processing Services Inc./Black Knight Lending Solutions Inc.
5.75%, 04/15/23 (Call 10/15/17)	32	33,920

		33,920
COMPUTERS — 4.02%
Apple Inc.
2.40%, 05/03/23	250	238,579
International Business Machines Corp.
3.38%, 08/01/23	100	100,412
Seagate HDD Cayman
4.75%, 06/01/23	50	50,630

		389,621
COSMETICS & PERSONAL CARE — 1.04%
Procter & Gamble Co. (The)
3.10%, 08/15/23	100	101,023

		101,023
DIVERSIFIED FINANCIAL SERVICES — 2.69%
Ameriprise Financial Inc.
4.00%, 10/15/23	50	52,291
General Electric Capital Corp.
3.10%, 01/09/23	130	130,376
Intercontinental Exchange Inc.
4.00%, 10/15/23	50	52,291
Jefferies Group LLC
5.13%, 01/20/23	25	25,417

		260,375
ELECTRIC — 5.79%
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)	60	61,355
Black Hills Corp.
4.25%, 11/30/23 (Call 08/30/23)	50	51,955
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	50	50,856

193

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

Duke Energy Corp.
3.95%, 10/15/23 (Call 07/15/23)	$50	$51,811
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	100	95,768
ITC Holdings Corp.
4.05%, 07/01/23 (Call 04/01/23)	50	51,307
Northern States Power Co./MN
2.60%, 05/15/23 (Call 11/15/22)	100	97,197
PPL Capital Funding Inc.
3.40%, 06/01/23 (Call 03/01/23)[a]	50	49,537
PSEG Power LLC
4.30%, 11/15/23 (Call 08/15/23)	50	51,872

		561,658
ELECTRICAL COMPONENTS & EQUIPMENT — 0.50%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	50	48,888

		48,888
ENVIRONMENTAL CONTROL — 0.57%
Republic Services Inc.
4.75%, 05/15/23 (Call 02/15/23)	50	54,783

		54,783
FOOD — 1.01%
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)[a]	50	47,106
Kroger Co. (The)
3.85%, 08/01/23 (Call 05/01/23)	50	51,160

		98,266
HEALTH CARE — PRODUCTS — 2.03%
Boston Scientific Corp.
4.13%, 10/01/23 (Call 07/01/23)	50	50,502
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	50	49,183
Medtronic Inc.
2.75%, 04/01/23 (Call 01/01/23)	100	96,787

		196,472
HEALTH CARE — SERVICES — 1.76%
Anthem Inc.
3.30%, 01/15/23	50	48,307
Howard Hughes Medical Institute
3.50%, 09/01/23	80	83,108
UnitedHealth Group Inc.
2.88%, 03/15/23	40	38,741

		170,156
INSURANCE — 3.15%
ACE INA Holdings Inc.
2.70%, 03/13/23	50	47,973
Allstate Corp. (The)
3.15%, 06/15/23	50	50,151
Aon PLC
4.00%, 11/27/23 (Call 08/27/23)	50	51,830

Security	Principal (000s)	Value

Berkshire Hathaway Inc.
3.00%, 02/11/23	$50	$50,147
Lincoln National Corp.
4.00%, 09/01/23	50	51,370
MetLife Inc.
Series D
4.37%, 09/15/23	50	53,380

		304,851
IRON & STEEL — 0.52%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	50	50,480

		50,480
LODGING — 0.49%
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	50	47,786

		47,786
MACHINERY — 0.50%
Caterpillar Financial Services Corp.
2.63%, 03/01/23	50	48,650

		48,650
MANUFACTURING — 0.54%
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 06/15/23	50	52,083

		52,083
MEDIA — 3.11%
NBCUniversal Media LLC
2.88%, 01/15/23	100	97,885
Time Warner Inc.
4.05%, 12/15/23	100	101,875
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)	100	102,100

		301,860
MINING — 2.82%
Barrick Gold Corp.
4.10%, 05/01/23	50	44,445
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23	100	101,355
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	100	81,500
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	50	46,201

		273,501
OIL & GAS — 5.53%
BP Capital Markets PLC
2.75%, 05/10/23	100	95,748
Chevron Corp.
3.19%, 06/24/23 (Call 03/24/23)	100	100,440
Continental Resources Inc./OK
4.50%, 04/15/23 (Call 01/15/23)	50	46,426

194

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)[a]	$100	$95,769
Shell International Finance BV
3.40%, 08/12/23	100	101,505
Total Capital Canada Ltd.
2.75%, 07/15/23	100	96,341

		536,229
OIL & GAS SERVICES — 1.59%
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	50	50,421
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	100	103,356

		153,777
PACKAGING & CONTAINERS — 0.54%
Packaging Corp. of America
4.50%, 11/01/23 (Call 08/01/23)	50	52,233

		52,233
PHARMACEUTICALS — 5.11%
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	100	98,067
Johnson & Johnson
3.38%, 12/05/23	100	104,204
McKesson Corp.
2.85%, 03/15/23 (Call 12/15/22)	50	47,757
Merck & Co. Inc.
2.80%, 05/18/23	100	98,233
Pfizer Inc.
3.00%, 06/15/23	100	99,470
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	50	47,823

		495,554
PIPELINES — 5.22%
Enbridge Inc.
4.00%, 10/01/23 (Call 07/01/23)	50	47,954
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	50	46,479
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	100	97,005
Kinder Morgan Energy Partners LP
3.50%, 09/01/23 (Call 06/01/23)	80	72,917
Plains All American Pipeline LP/PAA Finance Corp.
3.85%, 10/15/23 (Call 07/15/23)	50	49,457
TransCanada PipeLines Ltd.
3.75%, 10/16/23 (Call 07/16/23)	50	49,979
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	50	44,679
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	100	97,250

		505,720
REAL ESTATE INVESTMENT TRUSTS — 6.45%
American Tower Corp.
3.50%, 01/31/23	25	24,109

Security	Principal (000s)	Value

AvalonBay Communities Inc.
4.20%, 12/15/23 (Call 09/16/23)	$50	$52,616
Boston Properties LP
3.85%, 02/01/23 (Call 11/01/22)	100	102,705
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)	40	41,043
Corporate Office Properties LP
3.60%, 05/15/23 (Call 02/15/23)	50	45,812
HCP Inc.
4.25%, 11/15/23 (Call 08/15/23)	50	50,318
Health Care REIT Inc.
3.75%, 03/15/23 (Call 12/15/22)	50	49,326
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	50	47,973
Liberty Property LP
3.38%, 06/15/23 (Call 03/15/23)	50	48,379
Prologis LP
4.25%, 08/15/23 (Call 05/15/23)	60	61,864
Realty Income Corp.
4.65%, 08/01/23 (Call 05/01/23)	50	52,640
Simon Property Group LP
2.75%, 02/01/23 (Call 11/01/22)	50	48,263

		625,048
RETAIL — 5.34%
CVS Health Corp.
4.00%, 12/05/23 (Call 09/05/23)	100	103,741
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	50	47,739
Home Depot Inc. (The)
2.70%, 04/01/23 (Call 01/01/23)[a]	100	98,051
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	50	47,542
QVC Inc.
4.38%, 03/15/23	50	49,105
Starbucks Corp.
3.85%, 10/01/23 (Call 07/01/23)	70	74,388
Wal-Mart Stores Inc.
2.55%, 04/11/23 (Call 01/11/23)	100	97,424

		517,990
SEMICONDUCTORS — 0.49%
Texas Instruments Inc.
2.25%, 05/01/23 (Call 02/01/23)	50	47,370

		47,370
SOFTWARE — 2.39%
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	50	47,695
Microsoft Corp.
3.63%, 12/15/23 (Call 09/15/23)	150	158,532
Oracle Corp.
3.63%, 07/15/23	25	25,677

		231,904
TELECOMMUNICATIONS — 5.63%
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	50	49,645

195

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2023 CORPORATE ETF

July 31, 2015

Security	Principal or Shares (000s)	Value

Motorola Solutions Inc.
3.50%, 03/01/23	$50	$47,477
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	25	23,917
Verizon Communications Inc.
5.15%, 09/15/23	300	330,353
Vodafone Group PLC
2.95%, 02/19/23[a]	100	93,925

		545,317
TRANSPORTATION — 2.51%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	100	97,884
FedEx Corp.
2.70%, 04/15/23	50	47,788
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	50	48,632
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)	50	48,553

		242,857

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,743,936)		9,460,804

SHORT-TERM INVESTMENTS — 6.42%

MONEY MARKET FUNDS — 6.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	429	429,030
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	48	48,470
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	144	144,382

		621,882

TOTAL SHORT-TERM INVESTMENTS
(Cost: $621,882)		621,882

TOTAL INVESTMENTS IN SECURITIES — 104.02%
(Cost: $10,365,818)		10,082,686
Other Assets, Less Liabilities — (4.02)%		(389,497)

NET ASSETS — 100.00%		$9,693,189

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

196

Schedule of Investments (Unaudited)

iSHARES® iBONDS® MAR 2023 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 93.18%

ADVERTISING — 0.77%
Omnicom Group Inc.
3.63%, 05/01/22	$325	$329,247
WPP Finance 2010
3.63%, 09/07/22	150	150,641

		479,888
AEROSPACE & DEFENSE — 1.65%
Embraer SA
5.15%, 06/15/22	200	202,750
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	100	95,019
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	200	194,903
United Technologies Corp.
3.10%, 06/01/22	525	529,634

		1,022,306
AGRICULTURE — 1.72%
Altria Group Inc.
2.85%, 08/09/22	450	435,857
Philip Morris International Inc.
2.50%, 08/22/22	300	290,594
2.63%, 03/06/23	100	96,305
Reynolds American Inc.
3.25%, 11/01/22	250	242,027

		1,064,783
AUTO MANUFACTURERS — 0.39%
General Motors Financial Co. Inc.
3.45%, 04/10/22	150	144,098
Toyota Motor Credit Corp.
2.63%, 01/10/23	100	97,802

		241,900
AUTO PARTS & EQUIPMENT — 0.51%
Delphi Corp.
5.00%, 02/15/23 (Call 02/15/18)	300	316,500

		316,500
BANKS — 11.77%
Bank of America Corp.
3.30%, 01/11/23	1,075	1,058,507
Bank of Montreal
2.55%, 11/06/22 (Call 10/06/22)	400	389,444
BNP Paribas SA
3.25%, 03/03/23	300	300,476
Citigroup Inc.
4.05%, 07/30/22	250	256,810
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.95%, 11/09/22	500	498,224

Security	Principal (000s)	Value

Goldman Sachs Group Inc. (The)
3.63%, 01/22/23	$625	$629,849
JPMorgan Chase & Co.
3.20%, 01/25/23	800	789,191
3.25%, 09/23/22	500	498,218
Morgan Stanley
3.75%, 02/25/23	800	810,202
4.88%, 11/01/22	275	293,457
MUFG Americas Holdings Corp.
3.50%, 06/18/22	100	101,183
National Australia Bank Ltd./New York
3.00%, 01/20/23	250	246,601
PNC Bank N.A.
2.70%, 11/01/22 (Call 10/01/22)[a]	250	240,297
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[a,b]	100	97,414
Sumitomo Mitsui Banking Corp.
3.20%, 07/18/22	250	250,215
U.S. Bancorp
2.95%, 07/15/22 (Call 06/15/22)	300	296,165
Wells Fargo & Co.
Series M
3.45%, 02/13/23	550	546,172

		7,302,425
BEVERAGES — 2.63%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	654	626,854
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	250	240,131
Diageo Investment Corp.
2.88%, 05/11/22[c]	350	344,031
Molson Coors Brewing Co.
3.50%, 05/01/22[c]	100	101,343
PepsiCo Inc.
2.75%, 03/01/23	325	318,525

		1,630,884
BIOTECHNOLOGY — 0.80%
Amgen Inc.
3.63%, 05/15/22 (Call 02/15/22)	250	253,623
Celgene Corp.
3.25%, 08/15/22	250	244,813

		498,436
BUILDING MATERIALS — 0.12%
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	70	71,707

		71,707
CHEMICALS — 2.13%
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	380	366,526
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	320	322,774
EI du Pont de Nemours & Co.
2.80%, 02/15/23	300	290,331
NewMarket Corp.
4.10%, 12/15/22[c]	100	101,549

197

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	$250	$239,145

		1,320,325
COMMERCIAL SERVICES — 0.45%
Block Financial LLC
5.50%, 11/01/22 (Call 05/01/22)[c]	75	80,875
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	100	98,095
Verisk Analytics Inc.
4.13%, 09/12/22	100	101,969

		280,939
COMPUTERS — 1.35%
Apple Inc.
2.70%, 05/13/22	100	99,333
Computer Sciences Corp.
4.45%, 09/15/22	100	102,102
Hewlett-Packard Co.
4.05%, 09/15/22	75	76,364
International Business Machines Corp.
1.88%, 08/01/22[c]	600	561,801

		839,600
COSMETICS & PERSONAL CARE — 0.34%
Colgate-Palmolive Co.
1.95%, 02/01/23	225	212,788

		212,788
DISTRIBUTION & WHOLESALE — 0.40%
Arrow Electronics Inc.
3.50%, 04/01/22 (Call 02/01/22)	250	245,487

		245,487
DIVERSIFIED FINANCIAL SERVICES — 4.02%
American Express Co.
2.65%, 12/02/22	350	335,806
Capital One Bank USA N.A.
3.38%, 02/15/23	250	242,195
CME Group Inc./IL
3.00%, 09/15/22	250	252,300
Ford Motor Credit Co. LLC
4.25%, 09/20/22	200	206,760
General Electric Capital Corp.
3.10%, 01/09/23	800	802,317
3.15%, 09/07/22	250	253,562
Invesco Finance PLC
3.13%, 11/30/22	250	247,873
Jefferies Group LLC
5.13%, 01/20/23	150	152,500

		2,493,313
ELECTRIC — 4.43%
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	100	98,059
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)	100	96,920

Security	Principal (000s)	Value

Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	$125	$124,955
Dominion Resources Inc./VA
Series B
2.75%, 09/15/22 (Call 06/15/22)	100	96,495
Duke Energy Corp.
3.05%, 08/15/22 (Call 05/15/22)	200	198,295
Duke Energy Progress Inc.
2.80%, 05/15/22 (Call 02/15/22)	200	199,928
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)	300	305,095
Georgia Power Co.
2.85%, 05/15/22	100	97,126
Kansas City Power & Light Co.
3.15%, 03/15/23 (Call 12/15/22)	100	97,962
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	400	423,507
7.00%, 09/01/22	50	61,223
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	200	191,393
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)[c]	250	253,040
Public Service Co. of Colorado
2.50%, 03/15/23 (Call 09/15/22)	125	120,718
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	100	112,251
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	75	74,051
Virginia Electric & Power Co.
2.75%, 03/15/23 (Call 12/15/22)[c]	200	195,463

		2,746,481
ELECTRONICS — 0.66%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	100	96,838
Jabil Circuit Inc.
4.70%, 09/15/22	50	50,522
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	270	261,151

		408,511
ENGINEERING & CONSTRUCTION — 0.48%
ABB Finance USA Inc.
2.88%, 05/08/22	300	296,694

		296,694
ENVIRONMENTAL CONTROL—0.60%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	270	273,868
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	100	98,691

		372,559
FOOD—1.82%
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	273	257,201
Kraft Foods Group Inc.
3.50%, 06/06/22	500	505,885

198

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

Kraft Heinz Foods Co.
3.50%, 07/15/22 (Call 05/15/22)[d]	$100	$101,035
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	250	265,332

		1,129,453
HAND & MACHINE TOOLS — 0.32%
Stanley Black & Decker Inc.
2.90%, 11/01/22	200	197,979

		197,979
HEALTH CARE — SERVICES — 2.18%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	300	285,142
Anthem Inc.
3.30%, 01/15/23	450	434,766
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	100	96,956
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (Call 05/23/22)	100	101,287
UnitedHealth Group Inc.
2.75%, 02/15/23 (Call 11/15/22)	300	288,365
2.88%, 03/15/23	150	145,278

		1,351,794
HOME BUILDERS — 0.24%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	150	150,844

		150,844
HOME FURNISHINGS — 0.12%
Whirlpool Corp.
3.70%, 03/01/23	75	75,116

		75,116
HOUSEHOLD PRODUCTS & WARES — 0.31%
Church & Dwight Co. Inc.
2.88%, 10/01/22	100	96,956
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)[c]	100	97,763

		194,719
HOUSEWARES — 0.16%
Newell Rubbermaid Inc.
4.00%, 06/15/22 (Call 03/15/22)	100	102,125

		102,125
INSURANCE — 3.27%
ACE INA Holdings Inc.
2.70%, 03/13/23	250	239,867
American International Group Inc.
4.88%, 06/01/22	500	550,825
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	100	101,065
Berkshire Hathaway Inc.
3.00%, 02/11/23	350	351,031

Security	Principal (000s)	Value

Fidelity National Financial Inc.
5.50%, 09/01/22	$50	$53,139
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	225	249,852
MetLife Inc.
3.05%, 12/15/22	125	123,811
Primerica Inc.
4.75%, 07/15/22	75	79,998
Voya Financial Inc.
5.50%, 07/15/22	250	282,174

		2,031,762
INTERNET — 1.39%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	370	353,052
Baidu Inc.
3.50%, 11/28/22	200	197,371
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	225	209,206
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)	100	100,255

		859,884
IRON & STEEL — 0.17%
Nucor Corp.
4.13%, 09/15/22 (Call 06/15/22)	100	103,134

		103,134
MACHINERY — 1.43%
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	400	393,127
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	400	393,170
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	100	99,212

		885,509
MANUFACTURING — 2.20%
3M Co.
2.00%, 06/26/22	200	193,620
Eaton Corp.
2.75%, 11/02/22	400	388,522
General Electric Co.
2.70%, 10/09/22	700	688,454
Pentair Finance SA
3.15%, 09/15/22 (Call 06/15/22)	100	96,241

		1,366,837
MEDIA — 5.08%
21st Century Fox America Inc.
3.00%, 09/15/22[c]	500	485,702
CCO Safari II LLC
4.46%, 07/23/22 (Call 05/23/22)[d]	500	503,103
Comcast Corp.
3.13%, 07/15/22	500	500,896
Discovery Communications LLC
3.30%, 05/15/22	75	73,184

199

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

NBCUniversal Media LLC
2.88%, 01/15/23	$900	$880,961
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	100	97,902
Time Warner Entertainment Co. LP
8.38%, 03/15/23	200	247,251
Time Warner Inc.
3.40%, 06/15/22	170	168,391
Walt Disney Co. (The)
2.35%, 12/01/22	200	194,508

		3,151,898
METAL FABRICATE & HARDWARE — 0.39%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	250	240,307

		240,307
MINING — 2.21%
Barrick Gold Corp.
3.85%, 04/01/22	275	246,300
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	575	468,625
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	245	226,388
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	200	191,202
Southern Copper Corp.
3.50%, 11/08/22	50	48,024
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)[c]	250	191,875

		1,372,414
OIL & GAS — 8.02%
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	350	340,588
BP Capital Markets PLC
2.50%, 11/06/22	575	546,349
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	100	94,175
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	500	478,044
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	200	188,856
Continental Resources Inc./OK
5.00%, 09/15/22 (Call 03/15/17)	400	378,000
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)[c]	270	263,770
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)[c]	200	191,538
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.88%, 02/15/23 (Call 02/15/18)	65	63,050
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	100	99,378
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	170	157,712
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	125	114,058
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	300	286,985

Security	Principal (000s)	Value

Phillips 66
4.30%, 04/01/22	$550	$578,077
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	150	149,042
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)[c]	175	167,807
Sasol Financing International PLC
4.50%, 11/14/22	300	301,923
Shell International Finance BV
2.38%, 08/21/22	400	384,551
Total Capital International SA
2.70%, 01/25/23	200	193,314

		4,977,217
OIL & GAS SERVICES — 0.63%
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	50	46,853
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	200	188,740
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)	175	157,474

		393,067
PACKAGING & CONTAINERS — 0.25%
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	75	75,848
Rock-Tenn Co.
4.00%, 03/01/23 (Call 12/01/22)	75	76,647

		152,495
PHARMACEUTICALS — 6.18%
AbbVie Inc.
2.90%, 11/06/22	920	888,509
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	425	410,804
Bristol-Myers Squibb Co.
2.00%, 08/01/22	300	284,362
Cardinal Health Inc.
3.20%, 06/15/22	100	97,545
3.20%, 03/15/23	75	73,327
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	150	147,100
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	550	547,101
McKesson Corp.
2.85%, 03/15/23 (Call 12/15/22)[c]	70	66,860
Merck & Co. Inc.
2.40%, 09/15/22 (Call 06/15/22)	250	241,597
Novartis Capital Corp.
2.40%, 09/21/22	450	436,257
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22[c]	300	287,905
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	370	353,886

		3,835,253
PIPELINES — 3.36%
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	200	185,917

200

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	$200	$194,009
Gulf South Pipeline Co. LP
4.00%, 06/15/22 (Call 03/15/22)	100	95,044
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	150	138,157
3.95%, 09/01/22 (Call 06/01/22)	250	240,615
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	135	124,558
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	70	65,540
3.65%, 06/01/22 (Call 03/01/22)	250	250,639
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	100	90,182
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	100	94,283
TransCanada PipeLines Ltd.
2.50%, 08/01/22[c]	125	117,999
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	100	98,183
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	100	89,359
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)[c]	325	303,481

		2,087,966
REAL ESTATE INVESTMENT TRUSTS — 4.37%
American Tower Corp.
3.50%, 01/31/23	320	308,596
AvalonBay Communities Inc.
2.85%, 03/15/23 (Call 12/15/22)	100	96,293
Boston Properties LP
3.85%, 02/01/23 (Call 11/01/22)	300	308,115
CubeSmart LP
4.80%, 07/15/22 (Call 04/15/22)	150	161,513
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)	100	104,689
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/01/22)	50	48,821
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	100	101,027
Equity One Inc.
3.75%, 11/15/22 (Call 08/15/22)	100	99,014
Essex Portfolio LP
3.38%, 01/15/23 (Call 10/15/22)	225	221,626
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	100	96,599
Health Care REIT Inc.
3.75%, 03/15/23 (Call 12/15/22)	200	197,305
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	100	104,787
Host Hotels & Resorts LP
4.75%, 03/01/23 (Call 12/01/22)[c]	75	79,004
Kilroy Realty LP
3.80%, 01/15/23 (Call 10/15/22)	75	75,444
Liberty Property LP
4.13%, 06/15/22 (Call 03/15/22)	200	203,118
Simon Property Group LP
2.75%, 02/01/23 (Call 11/01/22)	250	241,318
Ventas Realty LP/Ventas Capital Corp.
3.25%, 08/15/22 (Call 05/15/22)	220	213,832

Security	Principal (000s)	Value

Weingarten Realty Investors
3.38%, 10/15/22 (Call 07/15/22)	$50	$48,807

		2,709,908
RETAIL — 3.57%
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	300	307,346
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	300	289,209
3.50%, 07/20/22 (Call 05/20/22)	250	255,660
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	100	98,866
Kohl’s Corp.
3.25%, 02/01/23 (Call 11/01/22)[c]	50	48,201
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	350	354,997
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	250	237,710
QVC Inc.
4.38%, 03/15/23	120	117,851
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)	150	148,298
Walgreen Co.
3.10%, 09/15/22	370	357,870

		2,216,008
SAVINGS & LOANS — 0.16%
People’s United Financial Inc.
3.65%, 12/06/22 (Call 09/06/22)	100	99,321

		99,321
SEMICONDUCTORS — 1.85%
Broadcom Corp.
2.50%, 08/15/22 (Call 05/15/22)	75	73,920
Intel Corp.
2.70%, 12/15/22	650	632,718
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	100	99,128
QUALCOMM Inc.
3.00%, 05/20/22	350	340,341

		1,146,107
SOFTWARE — 2.15%
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)[c]	50	48,981
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	200	200,548
Microsoft Corp.
2.13%, 11/15/22	300	289,501
Oracle Corp.
2.50%, 10/15/22	820	792,762

		1,331,792
TELECOMMUNICATIONS — 3.96%
America Movil SAB de CV
3.13%, 07/16/22	200	198,133
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)[c]	550	517,868

201

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 CORPORATE ETF

July 31, 2015

Security	Principal or Shares (000s)	Value

3.00%, 06/30/22 (Call 04/30/22)	$250	$241,789
Motorola Solutions Inc.
3.50%, 03/01/23	70	66,468
3.75%, 05/15/22	250	248,124
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	75	71,751
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	170	176,823
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	450	423,111
Vodafone Group PLC
2.50%, 09/26/22[c]	100	92,302
2.95%, 02/19/23[c]	450	422,662

		2,459,031
TEXTILES — 0.16%
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	100	99,639

		99,639
TRANSPORTATION — 2.01%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	295	288,760
3.05%, 09/01/22 (Call 06/01/22)	50	49,822
FedEx Corp.
2.63%, 08/01/22	200	193,132
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	100	97,264
3.00%, 04/01/22 (Call 01/01/22)	250	248,856
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	70	69,370
4.16%, 07/15/22 (Call 04/15/22)	100	107,737
United Parcel Service Inc.
2.45%, 10/01/22	200	195,021

		1,249,962

TOTAL CORPORATE BONDS & NOTES
(Cost: $58,921,867)		57,817,067

INVESTMENT COMPANIES — 4.97%
iShares iBonds Mar 2023 Corporate ex-Financials ETF[a]	32	3,083,103

TOTAL INVESTMENT COMPANIES
(Cost: $2,974,253)		3,083,103

SHORT-TERM INVESTMENTS — 8.29%

MONEY MARKET FUNDS — 8.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[a,e,f]	3,567	3,566,999
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[a,e,f]	403	402,986

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[a,e]	1,175	$1,174,620

		5,144,605

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,144,605)		5,144,605

TOTAL INVESTMENTS IN SECURITIES — 106.44%
(Cost: $67,040,725)		66,044,775
Other Assets, Less Liabilities — (6.44)%		(3,998,479)

NET ASSETS — 100.00%		$62,046,296

[a]	Affiliated issuer. See Note 2.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

202

Schedule of Investments (Unaudited)

iSHARES® iBONDS® MAR 2023 CORPORATE ex-FINANCIALS ETF

July 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 98.20%

ADVERTISING — 0.53%
Omnicom Group Inc.
3.63%, 05/01/22	$199	$201,601

		201,601
AEROSPACE & DEFENSE — 5.06%
Embraer SA
5.15%, 06/15/22	66	66,907
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	431	409,533
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	464	452,175
United Technologies Corp.
3.10%, 06/01/22	995	1,003,782

		1,932,397
AGRICULTURE — 2.01%
Altria Group Inc.
2.85%, 08/09/22	166	160,783
Philip Morris International Inc.
2.63%, 03/06/23	564	543,160
Reynolds American Inc.
3.25%, 11/01/22	66	63,895

		767,838
AIRLINES — 0.48%
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	174	184,848

		184,848
AUTO MANUFACTURERS — 1.02%
Toyota Motor Credit Corp.
2.63%, 01/10/23	398	389,254

		389,254
AUTO PARTS & EQUIPMENT — 0.05%
Delphi Corp.
5.00%, 02/15/23 (Call 02/15/18)	19	20,045

		20,045
BEVERAGES — 5.57%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	332	318,220
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	597	573,432
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	66	61,929
Diageo Investment Corp.
2.88%, 05/11/22[a]	498	489,507

Security	Principal (000s)	Value

8.00%, 09/15/22	$100	$131,049
PepsiCo Inc.
2.75%, 03/01/23	564	552,764

		2,126,901
BIOTECHNOLOGY — 0.34%
Amgen Inc.
3.63%, 05/15/22 (Call 02/15/22)	66	66,957
Celgene Corp.
3.25%, 08/15/22	66	64,630

		131,587
CHEMICALS — 3.07%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)[a]	33	32,260
Air Products & Chemicals Inc.
2.75%, 02/03/23	66	64,437
Cabot Corp.
3.70%, 07/15/22	66	66,378
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	66	63,660
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	66	66,572
EI du Pont de Nemours & Co.
2.80%, 02/15/23	564	545,823
Monsanto Co.
2.20%, 07/15/22 (Call 04/15/22)	82	75,680
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	66	63,134
2.70%, 02/21/23 (Call 11/21/22)	199	195,571

		1,173,515
COMMERCIAL SERVICES — 0.17%
Catholic Health Initiatives
2.95%, 11/01/22	66	64,494

		64,494
COMPUTERS — 2.46%
Apple Inc.
2.70%, 05/13/22	500	496,667
Computer Sciences Corp.
4.45%, 09/15/22	33	33,693
Hewlett-Packard Co.
4.05%, 09/15/22	33	33,600
International Business Machines Corp.
1.88%, 08/01/22	400	374,534

		938,494
COSMETICS & PERSONAL CARE — 1.50%
Colgate-Palmolive Co.
1.95%, 02/01/23	365	345,189
2.30%, 05/03/22	166	162,364
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	66	63,679

		571,232

203

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 CORPORATE ex-FINANCIALS ETF

July 31, 2015

Security	Principal (000s)	Value

DISTRIBUTION & WHOLESALE — 0.39%
Arrow Electronics Inc.
3.50%, 04/01/22 (Call 02/01/22)	$150	$147,292

		147,292
DIVERSIFIED FINANCIAL SERVICES — 0.54%
Ford Motor Credit Co. LLC
4.25%, 09/20/22	200	206,760

		206,760
ELECTRIC — 6.97%
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	66	64,719
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)	166	160,887
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	66	63,073
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	265	255,241
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	66	65,976
Dominion Resources Inc./VA
Series B
2.75%, 09/15/22 (Call 06/15/22)	66	63,687
DTE Electric Co.
2.65%, 06/15/22 (Call 03/15/22)	66	64,832
Duke Energy Corp.
3.05%, 08/15/22 (Call 05/15/22)	166	164,585
Duke Energy Progress Inc.
2.80%, 05/15/22 (Call 02/15/22)	133	132,952
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)	166	168,819
Georgia Power Co.
2.85%, 05/15/22	199	193,280
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	133	127,596
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	199	210,695
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	66	63,160
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)	66	66,803
PPL Electric Utilities Corp.
2.50%, 09/01/22 (Call 06/01/22)	82	79,625
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	66	65,856
Public Service Co. of Colorado
2.50%, 03/15/23 (Call 09/15/22)	332	320,626
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	66	74,085
Virginia Electric & Power Co.
2.75%, 03/15/23 (Call 12/15/22)[a]	264	258,011

		2,664,508
ELECTRICAL COMPONENTS & EQUIPMENT — 0.77%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	299	292,353

		292,353

Security	Principal (000s)	Value

ELECTRONICS — 0.17%
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	$66	$63,837

		63,837
ENGINEERING & CONSTRUCTION — 1.46%
ABB Finance USA Inc.
2.88%, 05/08/22	564	557,785

		557,785
ENVIRONMENTAL CONTROL — 0.17%
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	66	65,136

		65,136
FOOD — 1.59%
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	115	108,345
Kraft Foods Group Inc.
3.50%, 06/06/22	166	167,954
Sysco Corp.
2.60%, 06/12/22	265	259,982
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	66	70,047

		606,328
GAS — 0.42%
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	166	160,947

		160,947
HAND & MACHINE TOOLS — 0.17%
Stanley Black & Decker Inc.
2.90%, 11/01/22	66	65,333

		65,333
HEALTH CARE — PRODUCTS — 0.61%
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	232	233,712

		233,712
HEALTH CARE — SERVICES — 0.84%
Kaiser Foundation Hospitals
3.50%, 04/01/22	250	255,127
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (Call 05/23/22)	66	66,849

		321,976
HOME BUILDERS — 0.35%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	133	133,749

		133,749

204

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 CORPORATE ex-FINANCIALS ETF

July 31, 2015

Security	Principal (000s)	Value

HOME FURNISHINGS — 0.09%
Whirlpool Corp.
3.70%, 03/01/23	$33	$33,051

		33,051
HOUSEHOLD PRODUCTS & WARES — 0.25%
Church & Dwight Co. Inc.
2.88%, 10/01/22	66	63,991
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)[a]	33	32,262

		96,253
INTERNET — 2.41%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)[a]	66	62,977
Baidu Inc.
3.50%, 11/28/22	400	394,742
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)[a]	498	463,042

		920,761
IRON & STEEL — 0.13%
Nucor Corp.
4.13%, 09/15/22 (Call 06/15/22)	49	50,536

		50,536
LODGING — 0.13%
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	50	47,786

		47,786
MACHINERY — 3.07%
Caterpillar Financial Services Corp.
2.63%, 03/01/23	199	193,626
2.85%, 06/01/22	100	99,899
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	232	228,014
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	663	651,679

		1,173,218
MANUFACTURING — 3.92%
3M Co.
2.00%, 06/26/22	232	224,599
Eaton Corp.
2.75%, 11/02/22	133	129,183
General Electric Co.
2.70%, 10/09/22	995	978,589
Parker-Hannifin Corp.
3.50%, 09/15/22	100	103,468
Pentair Finance SA
3.15%, 09/15/22 (Call 06/15/22)	66	63,519

		1,499,358

Security	Principal (000s)	Value

MEDIA — 3.96%
21st Century Fox America Inc.
3.00%, 09/15/22	$66	$64,113
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22[a]	166	229,666
Comcast Corp.
2.85%, 01/15/23	498	487,617
3.13%, 07/15/22	133	133,239
Time Warner Entertainment Co. LP
8.38%, 03/15/23	66	81,593
Time Warner Inc.
3.40%, 06/15/22	66	65,375
Viacom Inc.
3.25%, 03/15/23 (Call 12/15/22)[a]	66	63,717
Walt Disney Co. (The)
2.35%, 12/01/22	398	387,071

		1,512,391
METAL FABRICATE & HARDWARE — 1.25%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	498	478,692

		478,692
MINING — 2.19%
Barrick Gold Corp.
3.85%, 04/01/22	133	119,120
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	199	162,185
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	100	92,403
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)[a]	458	437,853
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)[a]	33	25,327

		836,888
OIL & GAS — 13.36%
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	166	161,536
BP Capital Markets PLC
2.50%, 11/06/22	730	693,626
3.25%, 05/06/22[a]	232	232,539
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	829	792,597
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)[a]	498	470,251
Continental Resources Inc./OK
5.00%, 09/15/22 (Call 03/15/17)	166	156,870
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)[a]	66	64,477
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)[a]	550	526,730
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	66	61,229
Murphy Oil Corp.
3.70%, 12/01/22 (Call 09/01/22)	66	58,700
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	531	507,963

205

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 CORPORATE ex-FINANCIALS ETF

July 31, 2015

Security	Principal (000s)	Value

Phillips 66
4.30%, 04/01/22	$133	$139,789
Shell International Finance BV
2.25%, 01/06/23	464	438,413
2.38%, 08/21/22	398	382,629
Total Capital International SA
2.70%, 01/25/23	431	416,590

		5,103,939
OIL & GAS SERVICES — 1.87%
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	66	61,846
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	630	594,530
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)	66	59,390

		715,766
PHARMACEUTICALS — 7.92%
AbbVie Inc.
2.90%, 11/06/22	232	224,059
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	133	128,558
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)	66	61,850
Bristol-Myers Squibb Co.
2.00%, 08/01/22	265	251,186
Cardinal Health Inc.
3.20%, 03/15/23	99	96,792
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	365	357,943
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	547	544,117
McKesson Corp.
2.85%, 03/15/23 (Call 12/15/22)	66	63,039
Merck & Co. Inc.
2.40%, 09/15/22 (Call 06/15/22)	400	386,555
Novartis Capital Corp.
2.40%, 09/21/22	663	642,752
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22[a]	199	190,977
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	83	79,385

		3,027,213
PIPELINES — 2.58%
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	66	61,353
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	65	63,053
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	66	60,789
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	66	60,895
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	66	61,795
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	66	62,227
TransCanada PipeLines Ltd.
2.50%, 08/01/22	482	455,005

Security	Principal (000s)	Value

Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	$100	$98,183
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	66	61,630

		984,930
REAL ESTATE INVESTMENT TRUSTS — 0.25%
American Tower Corp.
3.50%, 01/31/23	100	96,436

		96,436
RETAIL — 2.94%
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	33	33,808
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	100	96,403
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	500	494,329
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	365	370,212
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	33	31,378
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)[a]	33	32,626
Walgreen Co.
3.10%, 09/15/22	66	63,836

		1,122,592
SEMICONDUCTORS — 4.33%
Broadcom Corp.
2.50%, 08/15/22 (Call 05/15/22)	265	261,186
Intel Corp.
2.70%, 12/15/22	663	645,372
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	66	65,424
QUALCOMM Inc.
3.00%, 05/20/22	700	680,682

		1,652,664
SOFTWARE — 3.62%
Autodesk Inc.
3.60%, 12/15/22 (Call 09/15/22)	66	64,923
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	66	66,181
Microsoft Corp.
2.13%, 11/15/22	398	384,072
Oracle Corp.
2.50%, 10/15/22	896	866,237

		1,381,413
TELECOMMUNICATIONS — 4.34%
America Movil SAB de CV
3.13%, 07/16/22	600	594,398
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)[a]	314	295,655
Cisco Systems Inc.
3.00%, 06/15/22	150	151,502

206

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® MAR 2023 CORPORATE ex-FINANCIALS ETF

July 31, 2015

Security	Principal or Shares (000s)	Value

Motorola Solutions Inc.
3.50%, 03/01/23	$66	$62,670
3.75%, 05/15/22[a]	66	65,505
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	66	68,649
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	232	218,137
Vodafone Group PLC
2.95%, 02/19/23[a]	214	200,999

		1,657,515
TEXTILES — 0.17%
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	66	65,762

		65,762
TRANSPORTATION — 2.71%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	133	130,187
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	83	79,604
FedEx Corp.
2.63%, 08/01/22	100	96,566
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	66	64,194
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	66	65,405
4.16%, 07/15/22 (Call 04/15/22)	166	178,843
United Parcel Service Inc.
2.45%, 10/01/22	431	420,271

		1,035,070

TOTAL CORPORATE BONDS & NOTES
(Cost: $38,115,857)		37,514,156

SHORT-TERM INVESTMENTS — 10.43%

MONEY MARKET FUNDS — 10.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[b,c,d]	3,210	3,209,889
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[b,c,d]	363	362,641

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,c]	413	$413,458

		3,985,988

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,985,988)		3,985,988

TOTAL INVESTMENTS IN SECURITIES — 108.63%
(Cost: $42,101,845)		41,500,144
Other Assets, Less Liabilities — (8.63)%		(3,296,559)

NET ASSETS — 100.00%		$38,203,585

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

207

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2024 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.63%

ADVERTISING — 0.36%
WPP Finance 2010
3.75%, 09/19/24	$35	$34,609

		34,609
AEROSPACE & DEFENSE — 1.02%
L-3 Communications Corp.
3.95%, 05/28/24 (Call 02/28/24)	50	48,345
Raytheon Co.
3.15%, 12/15/24 (Call 09/15/24)	50	49,854

		98,199
AGRICULTURE — 1.07%
Altria Group Inc.
4.00%, 01/31/24	100	102,862

		102,862
AUTO PARTS & EQUIPMENT — 1.04%
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	50	51,043
Johnson Controls Inc.
3.63%, 07/02/24 (Call 04/02/24)	50	49,134

		100,177
BANKS — 23.50%
Abbey National Treasury Services PLC/London
4.00%, 03/13/24	80	83,036
Bank of America Corp.
4.13%, 01/22/24	300	310,172
Bank of New York Mellon Corp. (The)
3.25%, 09/11/24 (Call 08/11/24)	100	99,560
Capital One Financial Corp.
3.75%, 04/24/24 (Call 03/24/24)	50	49,353
Citigroup Inc.
3.75%, 06/16/24[a]	120	120,845
Deutsche Bank AG/London
3.70%, 05/30/24[a]	100	99,802
Fifth Third Bancorp
4.30%, 01/16/24 (Call 12/16/23)	50	51,216
Goldman Sachs Group Inc. (The)
4.00%, 03/03/24	250	254,436
HSBC USA Inc.
3.50%, 06/23/24	150	152,107
JPMorgan Chase & Co.
3.88%, 02/01/24	200	204,203
3.88%, 09/10/24[a]	130	128,707
Morgan Stanley
Series F
3.88%, 04/29/24	300	303,744
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[c]	60	60,632

Security	Principal (000s)	Value

State Street Corp.
3.30%, 12/16/24	$50	$49,576
U.S. Bancorp
Series F
3.60%, 09/11/24 (Call 08/11/24)	100	100,336
Wells Fargo & Co.
3.30%, 09/09/24	200	197,576

		2,265,301
BEVERAGES — 1.06%
Anheuser-Busch InBev Finance Inc.
3.70%, 02/01/24[a]	100	102,451

		102,451
BIOTECHNOLOGY — 2.09%
Amgen Inc.
3.63%, 05/22/24 (Call 02/22/24)[a]	50	49,808
Celgene Corp.
3.63%, 05/15/24 (Call 02/15/24)	50	49,217
Gilead Sciences Inc.
3.70%, 04/01/24 (Call 01/01/24)	100	101,988

		201,013
CHEMICALS — 2.45%
Air Products & Chemicals Inc.
3.35%, 07/31/24 (Call 04/30/24)	50	50,167
Dow Chemical Co. (The)
3.50%, 10/01/24	70	68,088
Monsanto Co.
3.38%, 07/15/24 (Call 04/15/24)	50	48,009
Potash Corp. of Saskatchewan Inc.
3.63%, 03/15/24 (Call 12/15/23)	70	69,839

		236,103
COMMERCIAL SERVICES — 1.04%
MasterCard Inc.
3.38%, 04/01/24	50	51,090
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)	50	49,607

		100,697
COMPUTERS — 2.64%
Apple Inc.
3.45%, 05/06/24	150	152,887
International Business Machines Corp.
3.63%, 02/12/24	100	101,386

		254,273
DIVERSIFIED FINANCIAL SERVICES — 3.46%
American Express Co.
3.63%, 12/05/24 (Call 11/04/24)	50	48,907
Ameriprise Financial Inc.
3.70%, 10/15/24	50	51,151
Discover Financial Services
3.95%, 11/06/24 (Call 08/06/24)	50	48,761
General Electric Capital Corp.
3.45%, 05/15/24 (Call 02/13/24)	80	81,928

208

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

Invesco Finance PLC
4.00%, 01/30/24	$50	$51,802
NASDAQ OMX Group Inc. (The)
4.25%, 06/01/24 (Call 03/01/24)	50	50,697

		333,246
ELECTRIC — 4.28%
Commonwealth Edison Co.
3.10%, 11/01/24 (Call 08/01/24)	50	49,262
Dominion Resources Inc./VA
3.63%, 12/01/24 (Call 09/01/24)	50	49,681
DTE Energy Co.
Series C
3.50%, 06/01/24 (Call 03/01/24)	80	79,964
Duke Energy Corp.
3.75%, 04/15/24 (Call 01/15/24)	80	81,535
Florida Power & Light Co.
3.25%, 06/01/24 (Call 12/01/23)	100	101,415
MidAmerican Energy Co.
3.50%, 10/15/24 (Call 07/15/24)[a]	50	51,097

		412,954
ELECTRONICS — 0.53%
Thermo Fisher Scientific Inc.
4.15%, 02/01/24 (Call 11/01/23)	50	51,210

		51,210
ENVIRONMENTAL CONTROL — 0.52%
Waste Management Inc.
3.50%, 05/15/24 (Call 02/15/24)	50	50,605

		50,605
FOOD — 1.60%
Mondelez International Inc.
4.00%, 02/01/24 (Call 11/01/23)[a]	100	103,516
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)	50	50,348

		153,864
FOREST PRODUCTS & PAPER — 1.18%
Georgia-Pacific LLC
8.00%, 01/15/24[a]	50	64,327
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)	50	49,231

		113,558
GAS — 1.33%
Dominion Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	50	49,309
Sempra Energy
3.55%, 06/15/24 (Call 03/15/24)	80	79,360

		128,669
HEALTH CARE — PRODUCTS — 1.57%
Becton Dickinson and Co.
3.73%, 12/15/24 (Call 09/15/24)	100	99,824

Security	Principal (000s)	Value

Medtronic Inc.
3.63%, 03/15/24 (Call 12/15/23)	$50	$51,085

		150,909
HEALTH CARE — SERVICES — 1.31%
Aetna Inc.
3.50%, 11/15/24 (Call 08/15/24)[a]	50	48,734
Anthem Inc.
3.50%, 08/15/24 (Call 05/15/24)[a]	50	48,392
Ventas Realty LP
3.75%, 05/01/24 (Call 02/01/24)	30	29,393

		126,519
HOUSEWARES — 0.52%
Newell Rubbermaid Inc.
4.00%, 12/01/24 (Call 09/01/24)	50	50,052

		50,052
INSURANCE — 3.65%
Aflac Inc.
3.63%, 11/15/24	50	50,387
American International Group Inc.
4.13%, 02/15/24	50	51,818
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	50	49,524
Brown & Brown Inc.
4.20%, 09/15/24 (Call 06/15/24)	50	49,527
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	50	49,978
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	50	49,900
MetLife Inc.
3.60%, 04/10/24	50	50,348

		351,482
INTERNET — 2.38%
Amazon.com Inc.
3.80%, 12/05/24 (Call 09/05/24)[a]	80	80,576
eBay Inc.
3.45%, 08/01/24 (Call 05/01/24)	50	47,192
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)	50	50,377
Google Inc.
3.38%, 02/25/24[a]	50	51,193

		229,338
MACHINERY — 0.52%
Caterpillar Financial Services Corp.
3.25%, 12/01/24	50	49,895

		49,895
MANUFACTURING — 1.57%
General Electric Co.
3.38%, 03/11/24	100	102,017

209

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

Ingersoll-Rand Luxembourg Finance SA
3.55%, 11/01/24 (Call 08/01/24)	$50	$49,199

		151,216
MEDIA — 3.36%
21st Century Fox America Inc.
3.70%, 09/15/24 (Call 06/15/24)	50	49,860
Comcast Corp.
3.60%, 03/01/24	50	51,127
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
4.45%, 04/01/24 (Call 01/01/24)[a]	50	51,357
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)	50	49,784
Time Warner Inc.
3.55%, 06/01/24 (Call 03/01/24)	75	73,293
Viacom Inc.
3.88%, 04/01/24 (Call 01/01/24)[a]	50	48,629

		324,050
MINING — 0.80%
Freeport-McMoRan Inc.
4.55%, 11/14/24 (Call 08/14/24)[a]	50	41,750
Kinross Gold Corp.
5.95%, 03/15/24 (Call 12/15/23)	40	35,630

		77,380
OIL & GAS — 6.37%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	100	96,949
BP Capital Markets PLC
3.81%, 02/10/24[a]	100	101,882
ConocoPhillips Co.
3.35%, 11/15/24 (Call 08/15/24)	25	24,634
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	50	43,933
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)[a]	50	45,906
Exxon Mobil Corp.
3.18%, 03/15/24 (Call 12/15/23)[a]	50	50,551
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	50	49,117
Noble Energy Inc.
3.90%, 11/15/24 (Call 08/15/24)	50	48,869
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	50	49,466
Total Capital International SA
3.75%, 04/10/24	100	103,098

		614,405
PHARMACEUTICALS — 3.89%
Actavis Funding SCS
3.85%, 06/15/24 (Call 03/15/24)	50	49,237
AmerisourceBergen Corp.
3.40%, 05/15/24 (Call 02/15/24)	50	49,414
Express Scripts Holding Co.
3.50%, 06/15/24 (Call 03/15/24)	50	48,489
McKesson Corp.
3.80%, 03/15/24 (Call 12/15/23)	50	50,573

Security	Principal (000s)	Value

Novartis Capital Corp.
3.40%, 05/06/24	$100	$101,698
Pfizer Inc.
3.40%, 05/15/24	75	75,417

		374,828
PIPELINES — 4.31%
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)[b]	50	45,603
EnLink Midstream Partners LP
4.40%, 04/01/24 (Call 01/01/24)	50	48,572
Kinder Morgan Energy Partners LP
4.30%, 05/01/24 (Call 02/01/24)	100	95,382
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	50	48,141
Spectra Energy Partners LP
4.75%, 03/15/24 (Call 12/15/23)	50	52,443
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24 (Call 01/01/24)	50	48,390
Williams Partners LP
4.30%, 03/04/24 (Call 12/04/23)	80	77,284

		415,815
REAL ESTATE — 1.04%
American Campus Communities Operating Partnership LP
4.13%, 07/01/24 (Call 04/01/24)	50	49,700
WP Carey Inc.
4.60%, 04/01/24 (Call 01/01/24)	50	50,325

		100,025
REAL ESTATE INVESTMENT TRUSTS — 4.67%
American Tower Corp.
5.00%, 02/15/24	50	53,377
AvalonBay Communities Inc.
3.50%, 11/15/24 (Call 08/15/24)	50	49,700
CBL & Associates LP
4.60%, 10/15/24 (Call 07/15/24)	40	39,245
Corporate Office Properties LP
5.25%, 02/15/24 (Call 11/15/23)	25	25,666
HCP Inc.
3.88%, 08/15/24 (Call 05/15/24)	80	77,907
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	50	51,629
National Retail Properties Inc.
3.90%, 06/15/24 (Call 03/15/24)	50	50,160
Simon Property Group LP
3.75%, 02/01/24 (Call 11/01/23)	100	102,604

		450,288
RETAIL — 4.69%
CVS Health Corp.
3.38%, 08/12/24 (Call 05/12/24)[a]	50	49,192
Home Depot Inc. (The)
3.75%, 02/15/24 (Call 11/15/23)[a]	50	52,338
McDonald’s Corp.
3.25%, 06/10/24	50	49,785
QVC Inc.
4.85%, 04/01/24	50	49,976

210

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2024 CORPORATE ETF

July 31, 2015

Security	Principal or Shares (000s)	Value

Target Corp.
3.50%, 07/01/24	$50	$51,445
Wal-Mart Stores Inc.
3.30%, 04/22/24 (Call 01/22/24)	100	101,809
Walgreens Boots Alliance Inc.
3.80%, 11/18/24 (Call 08/18/24)	100	97,877

		452,422
SEMICONDUCTORS — 0.51%
KLA-Tencor Corp.
4.65%, 11/01/24 (Call 08/01/24)	50	49,309

		49,309
SOFTWARE — 1.54%
Fidelity National Information Services Inc.
3.88%, 06/05/24 (Call 03/05/24)	50	47,893
Oracle Corp.
3.40%, 07/08/24 (Call 04/08/24)	100	100,556

		148,449
TELECOMMUNICATIONS — 3.10%
AT&T Inc.
3.90%, 03/11/24 (Call 12/11/23)[a]	50	50,513
Cisco Systems Inc.
3.63%, 03/04/24	60	62,239
Motorola Solutions Inc.
4.00%, 09/01/24	30	29,205
Verizon Communications Inc.
3.50%, 11/01/24 (Call 08/01/24)	160	157,063

		299,020
TRANSPORTATION — 2.66%
Burlington Northern Santa Fe LLC
3.75%, 04/01/24 (Call 01/01/24)	100	102,278
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)[a]	50	50,054
FedEx Corp.
4.00%, 01/15/24[a]	50	51,793
Union Pacific Corp.
3.75%, 03/15/24 (Call 12/15/23)	50	51,946

		256,071

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,739,893)		9,411,264

SHORT-TERM INVESTMENTS — 17.29%

MONEY MARKET FUNDS — 17.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	1,358	1,357,902
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	153	153,411

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	155	$155,045

		1,666,358

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,666,358)		1,666,358

TOTAL INVESTMENTS IN SECURITIES — 114.92%
(Cost: $11,406,251)		11,077,622
Other Assets, Less Liabilities — (14.92)%		(1,438,588)

NET ASSETS — 100.00%		$9,639,034

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

211

Schedule of Investments (Unaudited)

iSHARES® iBONDS® DEC 2025 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 99.15%

AEROSPACE & DEFENSE — 1.50%
Boeing Co. (The)
2.50%, 03/01/25 (Call 12/01/24)	$50	$47,745
Embraer Netherlands Finance BV
5.05%, 06/15/25	50	48,688
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	50	47,747

		144,180
AGRICULTURE — 1.07%
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	100	102,709

		102,709
AIRLINES — 1.04%
United Airlines 2013-1 Class A Pass Through Trust
Series A
4.30%, 02/15/27	98	100,132

		100,132
AUTO MANUFACTURERS — 1.31%
General Motors Co.
4.00%, 04/01/25[a]	80	76,248
General Motors Financial Co. Inc.
4.30%, 07/13/25 (Call 04/13/25)	50	49,259

		125,507
BANKS — 22.92%
Associated Banc-Corp.
4.25%, 01/15/25 (Call 10/15/24)[a]	20	19,685
Bank of America Corp.
3.88%, 08/01/25	50	50,367
4.00%, 01/22/25	170	165,986
Series L
3.95%, 04/21/25	100	96,882
Bank of New York Mellon Corp. (The)
3.00%, 02/24/25 (Call 01/24/25)	75	72,353
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	100	94,131
Citigroup Inc.
5.50%, 09/13/25	275	300,505
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/25[b]	250	243,345
Goldman Sachs Group Inc. (The)
3.50%, 01/23/25 (Call 10/23/24)	150	146,375
3.75%, 05/22/25 (Call 02/22/25)	100	99,622
JPMorgan Chase & Co.
3.13%, 01/23/25 (Call 10/23/24)[a]	190	182,126
3.90%, 07/15/25 (Call 04/15/25)	100	101,981
Morgan Stanley
4.00%, 07/23/25	150	152,896
5.00%, 11/24/25	100	105,554

Security	Principal (000s)	Value

Northern Trust Corp.
3.95%, 10/30/25	$100	$103,355
Santander Holdings USA Inc./PA
4.50%, 07/17/25 (Call 04/17/25)	75	75,731
SVB Financial Group
3.50%, 01/29/25	25	23,914
Wells Fargo & Co.
3.00%, 02/19/25	175	167,864

		2,202,672
BEVERAGES — 0.50%
PepsiCo Inc.
2.75%, 04/30/25 (Call 01/30/25)	50	47,819

		47,819
BIOTECHNOLOGY — 1.56%
Gilead Sciences Inc.
3.50%, 02/01/25 (Call 11/01/24)	150	150,287

		150,287
CHEMICALS — 1.71%
Agrium Inc.
3.38%, 03/15/25 (Call 12/15/24)	70	66,769
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	50	49,458
Praxair Inc.
2.65%, 02/05/25 (Call 11/05/24)	50	47,935

		164,162
COMMERCIAL SERVICES — 0.51%
Verisk Analytics Inc.
4.00%, 06/15/25	50	49,289

		49,289
COMPUTERS — 3.23%
Apple Inc.
2.50%, 02/09/25[a]	130	122,008
3.20%, 05/13/25	50	49,683
International Business Machines Corp.
7.00%, 10/30/25	50	64,676
Seagate HDD Cayman
4.75%, 01/01/25	75	73,680

		310,047
DIVERSIFIED FINANCIAL SERVICES — 3.75%
Affiliated Managers Group Inc.
3.50%, 08/01/25	45	43,319
CME Group Inc./IL
3.00%, 03/15/25 (Call 12/15/24)	75	73,120
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	70	66,966
Franklin Resources Inc.
2.85%, 03/30/25	50	48,246
Lazard Group LLC
3.75%, 02/13/25	30	28,729
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (Call 10/27/24)	25	24,078

212

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2025 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

Synchrony Financial
4.50%, 07/23/25 (Call 04/24/25)	$75	$75,614

		360,072
ELECTRIC — 3.63%
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	50	49,771
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	30	29,613
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (Call 11/01/24)[a]	50	49,696
DTE Electric Co.
3.38%, 03/01/25 (Call 12/01/24)	70	70,948
Exelon Corp.
3.95%, 06/15/25 (Call 03/15/25)	50	50,615
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)[b]	25	24,383
Virginia Electric & Power Co.
3.10%, 05/15/25 (Call 02/15/25)	50	49,267
Wisconsin Electric Power Co.
3.10%, 06/01/25 (Call 03/01/25)	25	24,777

		349,070
ELECTRONICS — 0.50%
Arrow Electronics Inc.
4.00%, 04/01/25 (Call 01/01/25)	50	48,489

		48,489
ENVIRONMENTAL CONTROL — 1.02%
Waste Management Inc.
3.13%, 03/01/25 (Call 12/01/24)	100	97,557

		97,557
FOOD — 2.07%
JM Smucker Co. (The)
3.50%, 03/15/25[b]	100	97,946
Kraft Heinz Foods Co.
3.95%, 07/15/25 (Call 04/15/25)[b]	100	101,240

		199,186
GAS — 0.26%
Southern California Gas Co.
3.20%, 06/15/25 (Call 03/15/25)	25	25,194

		25,194
HEALTH CARE — PRODUCTS — 3.09%
Medtronic Inc.
3.50%, 03/15/25[b]	200	199,897
Zimmer Biomet Holdings Inc.
3.55%, 04/01/25 (Call 01/01/25)[a]	100	97,152

		297,049
HEALTH CARE — SERVICES — 2.55%
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	50	47,098

Security	Principal (000s)	Value

Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	$100	$96,053
UnitedHealth Group Inc.
3.75%, 07/15/25	100	102,120

		245,271
HOLDING COMPANIES — DIVERSIFIED — 0.75%
Brixmor Operating Partnership LP
3.85%, 02/01/25 (Call 11/01/24)	50	48,237
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	25	23,691

		71,928
HOUSEHOLD PRODUCTS & WARES — 0.30%
Kimberly-Clark Corp.
2.65%, 03/01/25	30	28,873

		28,873
INSURANCE — 2.28%
Aflac Inc.
3.25%, 03/17/25	50	48,562
Kemper Corp.
4.35%, 02/15/25 (Call 11/15/24)	25	24,700
Marsh & McLennan Companies Inc.
3.50%, 03/10/25 (Call 12/10/24)	50	49,692
MetLife Inc.
3.00%, 03/01/25	50	47,955
RenaissanceRe Finance Inc.
3.70%, 04/01/25 (Call 01/01/25)	50	48,391

		219,300
LEISURE TIME — 0.52%
Harley-Davidson Inc.
3.50%, 07/28/25	50	50,305

		50,305
LODGING — 0.50%
Starwood Hotels & Resorts Worldwide Inc.
3.75%, 03/15/25 (Call 12/15/24)	50	48,402

		48,402
MACHINERY — 0.51%
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	50	48,724

		48,724
MEDIA — 5.99%
CBS Corp.
3.50%, 01/15/25 (Call 10/15/24)	50	47,758
CCO Safari II LLC
4.91%, 07/23/25 (Call 04/23/25)[b]	150	150,139
Comcast Corp.
3.38%, 02/15/25 (Call 11/15/24)	50	49,955
3.38%, 08/15/25 (Call 05/15/25)	100	99,067
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.95%, 01/15/25 (Call 10/15/24)	80	78,844

213

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2025 CORPORATE ETF

July 31, 2015

Security	Principal (000s)	Value

Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	$30	$28,151
Grupo Televisa SAB
6.63%, 03/18/25	100	121,465

		575,379
METAL FABRICATE & HARDWARE — 0.51%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	50	49,308

		49,308
MINING — 0.76%
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	50	48,684
Southern Copper Corp.
3.88%, 04/23/25[a]	25	23,958

		72,642
OIL & GAS — 5.87%
BP Capital Markets PLC
3.51%, 03/17/25[a]	75	74,212
Canadian Natural Resources Ltd.
3.90%, 02/01/25 (Call 11/01/24)	80	77,489
Ensco PLC
5.20%, 03/15/25 (Call 12/15/24)[a]	50	47,433
Exxon Mobil Corp.
2.71%, 03/06/25 (Call 12/06/24)[a]	125	121,312
Noble Holding International Ltd.
5.95%, 04/01/25 (Call 01/01/25)[a]	25	22,675
Shell International Finance BV
3.25%, 05/11/25[a]	100	98,709
Southwestern Energy Co.
4.95%, 01/23/25 (Call 10/23/24)	75	73,303
Valero Energy Corp.
3.65%, 03/15/25	50	48,784

		563,917
PHARMACEUTICALS — 7.06%
AbbVie Inc.
3.60%, 05/14/25 (Call 02/14/25)	100	98,326
Actavis Funding SCS
3.80%, 03/15/25 (Call 12/15/24)[a]	200	194,857
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	50	48,370
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	150	145,130
Merck & Co. Inc.
2.75%, 02/10/25 (Call 11/10/24)	200	191,451

		678,134
PIPELINES — 4.67%
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)[b]	25	24,500
Energy Transfer Partners LP
4.05%, 03/15/25 (Call 12/15/24)	75	69,682
Enterprise Products Operating LLC
3.75%, 02/15/25 (Call 11/15/24)	75	73,315

Security	Principal (000s)	Value

Kinder Morgan Inc./DE
4.30%, 06/01/25 (Call 03/01/25)[a]	$100	$94,713
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)	50	47,189
Phillips 66 Partners LP
3.61%, 02/15/25 (Call 11/15/24)	50	46,354
Williams Partners LP
4.00%, 09/15/25 (Call 06/15/25)	100	92,683

		448,436
REAL ESTATE INVESTMENT TRUSTS — 4.95%
American Tower Corp.
4.00%, 06/01/25 (Call 03/01/25)[a]	50	48,584
AvalonBay Communities Inc.
3.45%, 06/01/25 (Call 03/03/25)	50	49,479
DDR Corp.
3.63%, 02/01/25 (Call 11/01/24)	75	71,787
HCP Inc.
3.40%, 02/01/25 (Call 11/01/24)	120	111,863
Hospitality Properties Trust
4.50%, 03/15/25 (Call 09/15/24)	50	49,018
Select Income REIT
4.50%, 02/01/25 (Call 11/01/24)	80	77,557
Ventas Realty LP
3.50%, 02/01/25 (Call 11/01/24)	70	66,957

		475,245
RETAIL — 2.10%
Coach Inc.
4.25%, 04/01/25 (Call 01/01/25)[a]	80	75,873
McDonald’s Corp.
3.38%, 05/26/25 (Call 02/26/25)	50	48,848
QVC Inc.
4.45%, 02/15/25	80	77,246

		201,967
SEMICONDUCTORS — 0.98%
QUALCOMM Inc.
3.45%, 05/20/25 (Call 02/20/25)	100	94,591

		94,591
SOFTWARE — 4.01%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	100	96,766
Microsoft Corp.
2.70%, 02/12/25 (Call 11/12/24)[a]	150	144,767
Oracle Corp.
2.95%, 05/15/25 (Call 02/15/25)	150	144,220

		385,753
TELECOMMUNICATIONS — 3.00%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	250	238,404
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)[a]	50	50,054

		288,458

214

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® DEC 2025 CORPORATE ETF

July 31, 2015

Security	Principal or Shares (000s)	Value

TRANSPORTATION — 2.17%
Burlington Northern Santa Fe LLC
7.00%, 12/15/25	$50	$64,323
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	75	71,005
FedEx Corp.
3.20%, 02/01/25	50	48,223
Union Pacific Corp.
3.25%, 01/15/25 (Call 10/15/24)	25	24,987

		208,538

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,836,477)		9,528,592

SHORT-TERM INVESTMENTS — 13.54%

MONEY MARKET FUNDS — 13.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	1,145	1,145,305
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	129	129,393
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	26	26,193

		1,300,891

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,300,891)		1,300,891

TOTAL INVESTMENTS IN SECURITIES — 112.69%
(Cost: $11,137,368)		10,829,483
Other Assets, Less Liabilities — (12.69)%		(1,219,679)

NET ASSETS — 100.00%		$9,609,804

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

215

Schedule of Investments (Unaudited)

iSHARES® INDUSTRIALS BOND ETF

July 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 96.53%

ADVERTISING — 0.18%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$9	$8,938

		8,938
AEROSPACE & DEFENSE — 3.08%
Boeing Co. (The)
6.00%, 03/15/19	25	28,626
General Dynamics Corp.
1.00%, 11/15/17	17	16,900
L-3 Communications Corp.
3.95%, 05/28/24 (Call 02/28/24)	13	12,570
Lockheed Martin Corp.
3.35%, 09/15/21	9	9,230
4.07%, 12/15/42	9	8,453
Northrop Grumman Corp.
3.25%, 08/01/23	13	12,823
3.50%, 03/15/21	7	7,183
Raytheon Co.
3.13%, 10/15/20	13	13,399
United Technologies Corp.
1.80%, 06/01/17	13	13,171
4.50%, 06/01/42	13	13,108
5.70%, 04/15/40	13	15,340

		150,803
AGRICULTURE — 2.02%
Altria Group Inc.
4.50%, 05/02/43	9	8,474
10.20%, 02/06/39	3	4,994
Archer-Daniels-Midland Co.
4.48%, 03/01/21	13	14,197
Philip Morris International Inc.
2.90%, 11/15/21	38	38,234
4.25%, 11/10/44	5	4,793
Reynolds American Inc.
6.15%, 09/15/43	5	5,480
6.75%, 06/15/17	13	14,151
8.13%, 05/01/40[a]	7	8,915

		99,238
AIRLINES — 0.81%
Delta Air Lines Inc. 2012-1 Pass Through Trust Class A
4.75%, 11/07/21	14	14,952
United Airlines 2014-2 Pass Through Trust Class A
3.75%, 03/03/28	25	24,813

		39,765

Security	Principal (000s)	Value

AUTO MANUFACTURERS — 1.53%
Daimler Finance North America LLC
8.50%, 01/18/31	$9	$13,308
Ford Motor Co.
7.45%, 07/16/31	7	9,036
General Motors Co.
5.20%, 04/01/45	10	9,682
Toyota Motor Credit Corp.
2.00%, 09/15/16	25	25,351
3.40%, 09/15/21	17	17,655

		75,032
AUTO PARTS & EQUIPMENT — 0.50%
Johnson Controls Inc.
3.63%, 07/02/24 (Call 04/02/24)	25	24,567

		24,567
BEVERAGES — 2.60%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	13	12,950
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	13	12,487
3.75%, 07/15/42	13	11,661
8.20%, 01/15/39	13	19,507
Coca-Cola Co. (The)
3.20%, 11/01/23	17	17,239
3.30%, 09/01/21	13	13,574
Diageo Capital PLC
4.83%, 07/15/20	25	27,707
PepsiCo Inc.
4.00%, 03/05/42	13	12,392

		127,517
BIOTECHNOLOGY — 1.95%
Amgen Inc.
5.15%, 11/15/41 (Call 05/15/41)	25	25,921
5.85%, 06/01/17	25	26,977
Celgene Corp.
4.63%, 05/15/44 (Call 11/15/43)	10	9,465
Gilead Sciences Inc.
3.70%, 04/01/24 (Call 01/01/24)	9	9,179
4.40%, 12/01/21 (Call 09/01/21)	13	14,011
4.50%, 02/01/45 (Call 08/01/44)	10	9,893

		95,446
CHEMICALS — 2.82%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	13	12,709
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	7	6,862
CF Industries Inc.
6.88%, 05/01/18	13	14,561
Dow Chemical Co. (The)
4.38%, 11/15/42 (Call 05/15/42)	19	17,277
8.55%, 05/15/19	7	8,509
Eastman Chemical Co.
4.80%, 09/01/42 (Call 03/01/42)	7	6,797

216

Schedule of Investments (Unaudited) (Continued)

iSHARES® INDUSTRIALS BOND ETF

July 31, 2015

Security	Principal (000s)	Value

Ecolab Inc.
5.50%, 12/08/41	$5	$5,628
EI du Pont de Nemours & Co.
2.80%, 02/15/23	7	6,774
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	9	8,701
Monsanto Co.
4.20%, 07/15/34 (Call 01/15/34)	15	13,894
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)	9	9,181
Potash Corp. of Saskatchewan Inc.
3.63%, 03/15/24 (Call 12/15/23)	9	8,979
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	19	18,175

		138,047
COMMERCIAL SERVICES — 0.78%
President and Fellows of Harvard College
6.30%, 10/01/37 (Call 04/01/16)	25	26,000
Princeton University
Series A
4.95%, 03/01/19	4	4,444
Western Union Co. (The)
5.25%, 04/01/20	7	7,652

		38,096
COMPUTERS — 2.95%
Apple Inc.
1.00%, 05/03/18	17	16,822
2.40%, 05/03/23	25	23,858
3.45%, 05/06/24	13	13,250
Computer Sciences Corp.
4.45%, 09/15/22	9	9,189
EMC Corp./MA
3.38%, 06/01/23 (Call 03/01/23)	13	13,103
Hewlett-Packard Co.
4.30%, 06/01/21	25	26,097
4.65%, 12/09/21	9	9,510
International Business Machines Corp.
1.95%, 07/22/16	—	—
4.00%, 06/20/42	14	12,799
5.60%, 11/30/39	2	2,302
Seagate HDD Cayman
3.75%, 11/15/18	17	17,672

		144,602
COSMETICS & PERSONAL CARE — 0.96%
Colgate-Palmolive Co.
2.10%, 05/01/23	9	8,560
Procter & Gamble Co. (The)
1.45%, 08/15/16	13	13,106
1.60%, 11/15/18	17	17,076
5.55%, 03/05/37	7	8,506

		47,248
DIVERSIFIED FINANCIAL SERVICES — 1.23%
Ford Motor Credit Co. LLC
8.13%, 01/15/20	50	60,514

		60,514

Security	Principal (000s)	Value

ELECTRONICS — 1.26%
Agilent Technologies Inc.
3.88%, 07/15/23 (Call 04/15/23)	$7	$7,027
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	9	9,238
Honeywell International Inc.
4.25%, 03/01/21	7	7,714
Koninklijke Philips NV
5.75%, 03/11/18	17	18,528
Thermo Fisher Scientific Inc.
3.60%, 08/15/21 (Call 05/15/21)	19	19,307

		61,814
ENGINEERING & CONSTRUCTION — 0.14%
ABB Finance USA Inc.
4.38%, 05/08/42	7	6,998

		6,998
ENVIRONMENTAL CONTROL — 0.70%
Republic Services Inc.
3.80%, 05/15/18	17	17,869
5.00%, 03/01/20	15	16,483

		34,352
FOOD — 2.17%
ConAgra Foods Inc.
4.65%, 01/25/43 (Call 07/25/42)	12	10,492
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	13	13,151
Kraft Foods Group Inc.
3.50%, 06/06/22	13	13,153
5.00%, 06/04/42	13	13,238
Kraft Heinz Foods Co.
3.95%, 07/15/25 (Call 04/15/25)[a]	25	25,310
Kroger Co. (The)
6.15%, 01/15/20	15	17,184
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	13	13,797

		106,325
FOREST PRODUCTS & PAPER — 0.57%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	13	13,503
International Paper Co.
6.00%, 11/15/41 (Call 05/15/41)	7	7,584
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	7	6,790

		27,877
HEALTH CARE — PRODUCTS — 2.20%
Becton Dickinson and Co.
3.13%, 11/08/21	9	8,940
Boston Scientific Corp.
6.00%, 01/15/20	9	10,182
Covidien International Finance SA
6.00%, 10/15/17	13	14,246

217

Schedule of Investments (Unaudited) (Continued)

iSHARES® INDUSTRIALS BOND ETF

July 31, 2015

Security	Principal (000s)	Value

Medtronic Inc.
3.13%, 03/15/22 (Call 12/15/21)	$13	$13,074
4.38%, 03/15/35[a]	10	10,037
4.50%, 03/15/42 (Call 09/15/41)	13	13,066
St. Jude Medical Inc.
3.25%, 04/15/23 (Call 01/15/23)	25	24,570
Stryker Corp.
2.00%, 09/30/16	9	9,103
Zimmer Biomet Holdings Inc.
4.45%, 08/15/45 (Call 02/15/45)	5	4,673

		107,891
HEALTH CARE — SERVICES — 0.41%
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (Call 05/23/22)	7	7,090
Quest Diagnostics Inc.
4.25%, 04/01/24 (Call 01/01/24)	13	13,225

		20,315
HOME BUILDERS — 0.27%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	13	13,073

		13,073
HOME FURNISHINGS — 0.21%
Whirlpool Corp.
4.00%, 03/01/24	10	10,200

		10,200
HOUSEHOLD PRODUCTS & WARES — 0.56%
Kimberly-Clark Corp.
6.13%, 08/01/17	25	27,394

		27,394
INTERNET — 0.82%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	7	6,679
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	7	6,509
Google Inc.
3.63%, 05/19/21	13	13,863
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	13	13,145

		40,196
IRON & STEEL — 0.83%
Vale Overseas Ltd.
5.63%, 09/15/19	25	26,791
8.25%, 01/17/34	13	13,849

		40,640
LODGING — 0.41%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	7	6,841

Security	Principal (000s)	Value

Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)	$13	$13,104

		19,945
MACHINERY — 1.15%
Caterpillar Financial Services Corp.
7.15%, 02/15/19	19	22,276
Caterpillar Inc.
3.80%, 08/15/42	9	8,403
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	13	12,402
John Deere Capital Corp.
3.35%, 06/12/24	10	10,149
Roper Technologies Inc.
3.13%, 11/15/22 (Call 08/15/22)	3	2,904

		56,134
MANUFACTURING — 2.58%
3M Co.
2.00%, 06/26/22	13	12,585
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	3	3,008
Eaton Corp.
2.75%, 11/02/22	13	12,627
General Electric Co.
4.13%, 10/09/42	7	6,863
4.50%, 03/11/44	10	10,384
5.25%, 12/06/17	51	55,442
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	7	6,612
Ingersoll-Rand Luxembourg Finance SA
3.55%, 11/01/24 (Call 08/01/24)	15	14,760
Pentair Finance SA
2.65%, 12/01/19	4	3,977

		126,258
MEDIA — 6.56%
21st Century Fox America Inc.
3.00%, 09/15/22	17	16,514
6.65%, 11/15/37	19	23,340
CBS Corp.
3.38%, 03/01/22 (Call 12/01/21)	15	14,902
CCO Safari II LLC
6.48%, 10/23/45 (Call 04/23/45)[a]	10	10,307
Comcast Corp.
2.85%, 01/15/23	13	12,729
4.25%, 01/15/33	14	13,887
4.65%, 07/15/42	13	13,351
6.95%, 08/15/37	13	17,211
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
2.40%, 03/15/17	25	25,274
6.00%, 08/15/40 (Call 05/15/40)	13	13,699
Discovery Communications LLC
3.25%, 04/01/23	17	16,267
Grupo Televisa SAB
6.63%, 01/15/40	9	10,464
NBCUniversal Media LLC
5.15%, 04/30/20	13	14,599
Thomson Reuters Corp.
4.30%, 11/23/23 (Call 08/23/23)	9	9,338

218

Schedule of Investments (Unaudited) (Continued)

iSHARES® INDUSTRIALS BOND ETF

July 31, 2015

Security	Principal (000s)	Value

Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	$25	$25,075
7.30%, 07/01/38	19	20,734
Time Warner Inc.
7.70%, 05/01/32	32	42,478
Viacom Inc.
6.88%, 04/30/36	13	14,644
Walt Disney Co. (The)
3.70%, 12/01/42	7	6,546

		321,359
MINING — 3.35%
Barrick North America Finance LLC
4.40%, 05/30/21	13	12,393
5.75%, 05/01/43	7	6,051
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	19	18,465
3.85%, 09/30/23	13	13,176
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	19	15,485
5.45%, 03/15/43 (Call 09/15/42)	7	5,075
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	13	11,703
4.88%, 03/15/42 (Call 09/15/41)	7	5,390
Rio Tinto Finance USA Ltd.
3.75%, 09/20/21	34	34,858
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	9	7,928
Southern Copper Corp.
5.38%, 04/16/20	13	14,172
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)	19	14,582
5.20%, 03/01/42 (Call 09/01/41)	7	4,725

		164,003
OFFICE & BUSINESS EQUIPMENT — 0.26%
Pitney Bowes Inc.
5.75%, 09/15/17	3	3,222
Xerox Corp.
4.50%, 05/15/21	9	9,338

		12,560
OIL & GAS — 9.97%
Anadarko Finance Co.
7.50%, 05/01/31	13	16,192
Anadarko Petroleum Corp.
6.38%, 09/15/17	19	20,755
Apache Corp.
5.10%, 09/01/40 (Call 03/01/40)	13	12,302
BP Capital Markets PLC
1.38%, 11/06/17	25	24,924
4.74%, 03/11/21	25	27,515
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (Call 01/15/24)	9	8,704
3.90%, 02/01/25 (Call 11/01/24)	10	9,686
Cenovus Energy Inc.
6.75%, 11/15/39	9	9,861
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	19	18,888

Security	Principal (000s)	Value

ConocoPhillips
6.50%, 02/01/39	$25	$31,169
Devon Energy Corp.
5.60%, 07/15/41 (Call 01/15/41)	13	13,364
Encana Corp.
6.50%, 02/01/38	13	13,316
Ensco PLC
4.70%, 03/15/21	13	12,753
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	25	24,804
Hess Corp.
5.60%, 02/15/41	13	12,953
Husky Energy Inc.
7.25%, 12/15/19	13	15,079
Marathon Oil Corp.
6.60%, 10/01/37	7	7,650
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	10	9,235
Noble Energy Inc.
3.90%, 11/15/24 (Call 08/15/24)	25	24,434
Noble Holding International Ltd.
5.25%, 03/15/42	5	3,495
Occidental Petroleum Corp.
1.75%, 02/15/17	19	19,156
Phillips 66
4.30%, 04/01/22	25	26,276
Shell International Finance BV
4.38%, 05/11/45	10	9,997
6.38%, 12/15/38	13	16,399
Suncor Energy Inc.
6.50%, 06/15/38	19	23,074
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	19	18,546
Total Capital Canada Ltd.
2.75%, 07/15/23	13	12,524
Total Capital International SA
1.50%, 02/17/17	13	13,077
3.75%, 04/10/24	17	17,527
Valero Energy Corp.
6.63%, 06/15/37	13	14,763

		488,418
OIL & GAS SERVICES — 0.87%
Halliburton Co.
7.45%, 09/15/39	7	9,513
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	13	12,268
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)	7	6,299
9.63%, 03/01/19	13	14,703

		42,783
PHARMACEUTICALS — 8.31%
Abbott Laboratories
5.30%, 05/27/40	13	14,742
AbbVie Inc.
1.75%, 11/06/17	13	13,000
3.60%, 05/14/25 (Call 02/14/25)	25	24,581
4.40%, 11/06/42	13	12,163
Actavis Funding SCS
3.80%, 03/15/25 (Call 12/15/24)	25	24,357

219

Schedule of Investments (Unaudited) (Continued)

iSHARES® INDUSTRIALS BOND ETF

July 31, 2015

Security	Principal (000s)	Value

4.75%, 03/15/45 (Call 09/15/44)	$5	$4,722
Actavis Inc.
4.63%, 10/01/42 (Call 04/01/42)	7	6,507
Allergan Inc./U.S.
3.38%, 09/15/20	5	5,043
AstraZeneca PLC
4.00%, 09/18/42	7	6,691
5.90%, 09/15/17	13	14,236
Bristol-Myers Squibb Co.
3.25%, 08/01/42	7	5,966
Cardinal Health Inc.
3.20%, 03/15/23	9	8,799
Eli Lilly & Co.
3.70%, 03/01/45 (Call 09/01/44)	10	9,243
5.20%, 03/15/17	25	26,651
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	13	16,612
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	7	6,963
Johnson & Johnson
5.95%, 08/15/37	13	16,542
McKesson Corp.
2.28%, 03/15/19	25	25,036
2.70%, 12/15/22 (Call 09/15/22)	13	12,389
Merck & Co. Inc.
2.75%, 02/10/25 (Call 11/10/24)	10	9,573
3.70%, 02/10/45 (Call 08/10/44)	10	9,164
4.15%, 05/18/43	10	9,924
Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)	9	9,119
Novartis Capital Corp.
4.40%, 05/06/44	9	9,506
Novartis Securities Investment Ltd.
5.13%, 02/10/19	25	27,743
Pfizer Inc.
7.20%, 03/15/39	19	26,254
Sanofi
4.00%, 03/29/21	13	13,887
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	25	25,279
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	13	12,434

		407,126
PIPELINES — 6.89%
Energy Transfer Partners LP
5.15%, 02/01/43 (Call 08/01/42)	18	15,960
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	13	12,610
4.85%, 03/15/44 (Call 09/15/43)	25	23,363
Kinder Morgan Energy Partners LP
5.00%, 08/15/42 (Call 02/15/42)	13	11,122
5.50%, 03/01/44 (Call 09/01/43)	13	11,842
Kinder Morgan Inc./DE
4.30%, 06/01/25 (Call 03/01/25)	25	23,678
5.55%, 06/01/45 (Call 12/01/44)	5	4,550
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	15	14,600
Plains All American Pipeline LP/PAA Finance Corp.
5.00%, 02/01/21 (Call 11/01/20)	38	41,108
Southern Natural Gas Co. LLC
5.90%, 04/01/17[a]	63	66,727

Security	Principal (000s)	Value

TransCanada PipeLines Ltd.
2.50%, 08/01/22	$63	$59,472
4.63%, 03/01/34 (Call 12/01/33)	13	12,727
Williams Companies Inc. (The)
7.88%, 09/01/21	25	28,953
Williams Partners LP
4.90%, 01/15/45 (Call 10/15/44)	13	11,040

		337,752
REAL ESTATE INVESTMENT TRUSTS — 0.60%
American Tower Corp.
3.50%, 01/31/23	19	18,323
Weyerhaeuser Co.
7.38%, 03/15/32	9	11,338

		29,661
RETAIL — 5.94%
Costco Wholesale Corp.
1.70%, 12/15/19	9	8,909
CVS Health Corp.
5.13%, 07/20/45 (Call 01/20/45)	10	10,663
5.75%, 06/01/17	25	26,923
6.13%, 09/15/39	13	15,494
Home Depot Inc. (The)
3.75%, 02/15/24 (Call 11/15/23)	9	9,421
4.40%, 04/01/21 (Call 01/01/21)	13	14,250
5.88%, 12/16/36	13	15,871
Kohl’s Corp.
4.75%, 12/15/23 (Call 09/15/23)	9	9,492
Lowe’s Companies Inc.
3.80%, 11/15/21 (Call 08/15/21)	10	10,557
3.88%, 09/15/23 (Call 06/15/23)	9	9,499
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	7	6,656
4.38%, 09/01/23 (Call 06/01/23)	9	9,394
McDonald’s Corp.
3.63%, 05/01/43	9	7,624
5.35%, 03/01/18	25	27,303
QVC Inc.
4.85%, 04/01/24	9	8,996
Target Corp.
4.00%, 07/01/42	17	16,571
Wal-Mart Stores Inc.
5.63%, 04/15/41	13	15,833
6.50%, 08/15/37	32	42,200
Walgreen Co.
3.10%, 09/15/22	13	12,574
Walgreens Boots Alliance Inc.
4.80%, 11/18/44 (Call 05/18/44)	10	9,406
Yum! Brands Inc.
6.88%, 11/15/37	3	3,527

		291,163
SEMICONDUCTORS — 1.48%
Intel Corp.
3.30%, 10/01/21	30	30,874
KLA-Tencor Corp.
4.13%, 11/01/21 (Call 09/01/21)	5	5,076
QUALCOMM Inc.
3.45%, 05/20/25 (Call 02/20/25)	25	23,648

220

Schedule of Investments (Unaudited) (Continued)

iSHARES® INDUSTRIALS BOND ETF

July 31, 2015

Security	Principal (000s)	Value

Texas Instruments Inc.
1.65%, 08/03/19	$13	$12,854

		72,452
SOFTWARE — 2.40%
Fidelity National Information Services Inc.
5.00%, 03/15/22 (Call 03/15/17)	7	7,380
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	7	7,019
Microsoft Corp.
2.13%, 11/15/22	13	12,545
3.75%, 05/01/43 (Call 11/01/42)	7	6,404
4.00%, 02/12/55 (Call 08/12/54)	15	13,681
Oracle Corp.
2.50%, 10/15/22	13	12,568
2.95%, 05/15/25 (Call 02/15/25)	35	33,651
5.38%, 07/15/40	13	14,556
5.75%, 04/15/18	9	9,995

		117,799
TELECOMMUNICATIONS — 10.83%
America Movil SAB de CV
6.38%, 03/01/35	13	15,421
AT&T Inc.
2.30%, 03/11/19	17	17,040
2.40%, 08/15/16	42	42,558
3.40%, 05/15/25 (Call 02/15/25)	25	23,840
3.88%, 08/15/21	13	13,419
4.35%, 06/15/45 (Call 12/15/44)	19	16,444
5.55%, 08/15/41	13	13,369
6.30%, 01/15/38	13	14,518
British Telecommunications PLC
9.63%, 12/15/30	13	19,475
Cisco Systems Inc.
5.50%, 01/15/40	7	8,127
5.90%, 02/15/39	13	15,740
Corning Inc.
4.75%, 03/15/42	7	7,274
Deutsche Telekom International Finance BV
8.75%, 06/15/30	13	18,403
Motorola Solutions Inc.
3.50%, 03/01/23	9	8,546
Orange SA
2.75%, 09/14/16	19	19,324
9.00%, 03/01/31	5	7,081
Qwest Corp.
6.75%, 12/01/21	13	14,170
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)	17	17,339
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	9	9,361
Telefonica Emisiones SAU
5.46%, 02/16/21	30	33,514
Verizon Communications Inc.
2.00%, 11/01/16	13	13,151
2.50%, 09/15/16	23	23,347
3.85%, 11/01/42 (Call 05/01/42)	25	20,986
6.40%, 09/15/33	50	57,648
6.40%, 02/15/38	13	14,931
7.75%, 12/01/30	30	39,580

Security	Principal or Shares (000s)	Value

Vodafone Group PLC
2.95%, 02/19/23	$13	$12,210
6.15%, 02/27/37	13	14,100

		530,916
TRANSPORTATION — 3.38%
Burlington Northern Santa Fe LLC
3.75%, 04/01/24 (Call 01/01/24)	13	13,296
7.00%, 12/15/25	25	32,162
Canadian National Railway Co.
2.85%, 12/15/21 (Call 09/15/21)	15	15,032
CSX Corp.
4.75%, 05/30/42 (Call 11/30/41)	13	13,262
7.38%, 02/01/19	13	15,225
FedEx Corp.
4.10%, 04/15/43	9	8,211
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	13	12,941
4.84%, 10/01/41	13	13,392
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	17	18,315
4.25%, 04/15/43 (Call 10/15/42)	7	6,992
United Parcel Service Inc.
5.13%, 04/01/19	15	16,727

		165,555

TOTAL CORPORATE BONDS & NOTES
(Cost: $4,848,422)		4,730,772

SHORT-TERM INVESTMENTS — 1.90%

MONEY MARKET FUNDS — 1.90%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,c]	93	93,216

		93,216

TOTAL SHORT-TERM INVESTMENTS
(Cost: $93,216)		93,216

TOTAL INVESTMENTS IN SECURITIES — 98.43%
(Cost: $4,941,638)		4,823,988
Other Assets, Less Liabilities — 1.57%		76,796

NET ASSETS — 100.00%		$4,900,784

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

221

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND ETF

July 31, 2015

Security		Principal (000s)	Value

FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES — 97.16%

AUSTRALIA — 3.47%
Australia Government Bond
1.00%, 11/21/18[a]	AUD	75	$58,626
1.25%, 02/21/22[a]	AUD	361	301,994
2.00%, 08/21/35[a]	AUD	211	190,251
2.50%, 09/20/30[a]	AUD	264	270,092
3.00%, 09/20/25[a]	AUD	468	492,862
4.00%, 08/20/20[a]	AUD	589	834,537

			2,148,362

BRAZIL — 11.52%
Brazil Notas do Tesouro Nacional
Series B
5.99%, 05/15/17	BRL	524	409,024
5.99%, 05/15/19	BRL	300	231,987
5.99%, 05/15/23	BRL	478	362,163
5.99%, 05/15/35	BRL	502	371,091
5.99%, 05/15/45	BRL	918	679,315
5.99%, 05/15/55	BRL	80	58,899
6.05%, 08/15/16	BRL	1,274	990,083
6.05%, 08/15/18	BRL	656	509,581
6.05%, 08/15/20	BRL	687	528,631
6.05%, 08/15/22	BRL	1,102	838,853
6.05%, 08/15/24	BRL	661	499,749
6.05%, 08/15/30	BRL	354	264,092
6.05%, 08/15/40	BRL	458	341,149
6.05%, 08/15/50	BRL	1,420	1,047,758

			7,132,375

CANADA — 4.51%
Canadian Government Bond
1.25%, 12/01/47	CAD	211	199,536
1.50%, 12/01/44	CAD	419	414,176
2.00%, 12/01/41	CAD	370	396,334
3.00%, 12/01/36	CAD	362	430,615
4.00%, 12/01/31	CAD	400	493,669
4.25%, 12/01/21	CAD	328	330,309
4.25%, 12/01/26	CAD	465	529,475

			2,794,114

CHILE — 3.87%
Bonos de la Tesoreria de la Republica
2.98%, 01/01/30	CLP	125,433	216,469
2.98%, 01/01/40	CLP	150,519	273,341
2.99%, 03/01/27	CLP	112,890	192,920
3.00%, 08/01/24	CLP	37,630	70,845
3.04%, 03/01/38	CLP	125,433	223,765
4.78%, 09/01/15	CLP	25,087	37,024
Bonos del Banco Central de Chile en UF
2.98%, 07/01/17	CLP	100,346	156,775
2.99%, 03/01/18	CLP	125,433	198,841
3.00%, 02/01/16	CLP	112,890	170,607
3.00%, 02/01/21	CLP	401,385	661,315

Security		Principal (000s)	Value

3.56%, 05/01/28	CLP	112,890	$193,482

			2,395,384

COLOMBIA — 1.66%
Colombian TES
3.00%, 03/25/33	COP	449,182	134,881
3.50%, 03/10/21	COP	1,626,503	569,163
4.75%, 02/23/23	COP	868,954	326,844

			1,030,888

DENMARK — 0.66%
Denmark I/L Government Bond
0.10%, 11/15/23	DKK	2,635	406,960

			406,960

FRANCE — 13.39%
France Government Bond OAT
0.10%, 07/25/21[a]	EUR	1	1,171
0.10%, 03/01/25[a]	EUR	131	150,855
0.25%, 07/25/18[a]	EUR	339	385,945
0.25%, 07/25/24[a]	EUR	245	288,771
0.70%, 07/25/30[b]	EUR	201	251,722
1.00%, 07/25/17[a]	EUR	766	875,611
1.10%, 07/25/22[a]	EUR	1,165	1,441,958
1.30%, 07/25/19[a]	EUR	671	801,684
1.80%, 07/25/40[a]	EUR	380	605,239
1.85%, 07/25/27[a]	EUR	201	279,266
2.10%, 07/25/23[a]	EUR	502	670,844
2.25%, 07/25/20[a]	EUR	734	931,920
3.15%, 07/25/32[a]	EUR	397	685,649
3.40%, 07/25/29	EUR	410	685,272
French Treasury Note BTAN
0.45%, 07/25/16[a]	EUR	213	237,237

			8,293,144

GERMANY — 4.42%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.75%, 04/15/18[a]	EUR	676	767,651
Deutsche Bundesrepublik Inflation Linked Bond
0.10%, 04/15/23[a]	EUR	549	643,805
0.10%, 04/15/46[a]	EUR	78	96,670
0.50%, 04/15/30[a]	EUR	182	229,944
1.50%, 04/15/16[a]	EUR	74	81,266
1.75%, 04/15/20[a]	EUR	747	916,663

			2,735,999

ISRAEL — 4.32%
Israel Government Bond — CPI Linked
1.00%, 05/30/17	ILS	300	84,656
1.75%, 09/29/23	ILS	650	193,832
2.75%, 09/30/22	ILS	700	226,888
2.75%, 08/30/41	ILS	912	323,948
3.00%, 10/31/19	ILS	400	133,689
3.50%, 04/30/18	ILS	1,758	607,835
4.00%, 05/30/36	ILS	844	392,126
Israel Government Bond — Galil
4.00%, 07/30/21	ILS	1,100	470,759

222

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND ETF

July 31, 2015

Security		Principal (000s)	Value

4.00%, 07/31/24	ILS	565	$241,484

			2,675,217

ITALY — 8.90%
Italy Buoni Poliennali Del Tesoro
1.70%, 09/15/18	EUR	444	516,575
2.10%, 09/15/16	EUR	176	198,958
2.10%, 09/15/17[a]	EUR	494	569,795
2.10%, 09/15/21[a]	EUR	592	720,474
2.35%, 09/15/19[a]	EUR	641	772,873
2.35%, 09/15/24[b]	EUR	306	385,405
2.35%, 09/15/35[a]	EUR	549	733,002
2.55%, 09/15/41[a]	EUR	298	411,874
2.60%, 09/15/23[a]	EUR	629	804,732
3.10%, 09/15/26[a]	EUR	292	395,633

			5,509,321

JAPAN — 4.47%
Japanese Government CPI Linked Bond
0.10%, 09/10/23	JPY	52,010	445,925
0.10%, 03/10/24	JPY	84,913	729,053
0.10%, 09/10/24	JPY	71,500	616,777
1.20%, 12/10/17	JPY	65,302	577,121
1.40%, 03/10/18	JPY	12,071	108,145
1.40%, 06/10/18	JPY	32,461	290,941

			2,767,962

MEXICO — 4.33%
Mexican Udibonos
2.00%, 06/09/22	MXN	1,585	95,199
2.50%, 12/10/20	MXN	9,601	606,192
3.50%, 12/14/17	MXN	1,140	75,523
4.00%, 06/13/19	MXN	2,114	142,446
4.00%, 11/15/40	MXN	9,745	649,449
4.00%, 11/08/46	MXN	1,904	129,368
4.50%, 12/04/25	MXN	3,435	243,399
4.50%, 11/22/35	MXN	4,477	323,352
5.00%, 06/16/16	MXN	6,395	417,299

			2,682,227

NEW ZEALAND — 1.27%
New Zealand Government Bond
2.00%, 09/20/25[a]	NZD	577	404,552
2.50%, 09/20/35[a]	NZD	149	106,387
3.00%, 09/20/30[a]	NZD	359	278,067

			789,006

SOUTH AFRICA — 4.14%
South Africa Government Bond — CPI Linked
2.00%, 01/31/25	ZAR	2,327	190,431
2.25%, 01/31/38	ZAR	2,848	239,724
2.50%, 01/31/17	ZAR	1,800	146,370
2.50%, 03/31/46	ZAR	1,694	148,945
2.50%, 12/31/50	ZAR	2,338	206,973
2.60%, 03/31/28	ZAR	3,370	293,442
2.75%, 01/31/22	ZAR	2,396	202,716
3.45%, 12/07/33	ZAR	5,337	524,882

Security		Principal (000s)	Value

5.50%, 12/07/23	ZAR	5,925	$611,673

			2,565,156

SOUTH KOREA — 1.03%
Inflation Linked Korea Treasury Bond
1.50%, 06/10/21	KRW	401,819	344,242
2.75%, 03/10/17	KRW	157,349	137,709
2.75%, 06/10/20	KRW	168,020	153,780

			635,731

SPAIN — 2.96%
Spain Government Inflation Linked Bond
0.55%, 11/30/19[b]	EUR	484	544,173
1.00%, 11/30/30[b]	EUR	75	81,182
1.80%, 11/30/24[b]	EUR	1,004	1,206,328

			1,831,683

SWEDEN — 3.73%
Sweden Inflation Linked Bond
0.25%, 06/01/22	SEK	2,425	306,701
0.50%, 06/01/17	SEK	2,020	251,634
1.00%, 06/01/25	SEK	1,350	182,379
3.50%, 12/01/15	SEK	2,520	363,029
3.50%, 12/01/28	SEK	3,485	758,507
4.00%, 12/01/20	SEK	2,375	451,029

			2,313,279

THAILAND — 0.89%
Thailand Government Bond
1.20%, 07/14/21[a]	THB	20,221	552,383

			552,383

TURKEY — 4.35%
Turkey Government Bond
1.00%, 05/03/23	TRY	718	223,534
2.00%, 10/26/22	TRY	884	298,966
2.00%, 09/18/24	TRY	831	275,742
2.00%, 04/16/25	TRY	150	49,515
2.40%, 05/08/24	TRY	433	148,887
2.50%, 05/04/16	TRY	14	5,010
2.80%, 11/08/23	TRY	409	145,458
3.00%, 01/06/21	TRY	1,530	553,567
3.00%, 07/21/21	TRY	1,017	368,045
3.00%, 02/23/22	TRY	78	28,156
3.00%, 08/02/23	TRY	650	234,705
3.50%, 02/20/19	TRY	422	155,723
4.00%, 04/01/20	TRY	540	204,047

			2,691,355

UNITED KINGDOM — 13.27%
United Kingdom Gilt Inflation Linked
0.13%, 11/22/19[a]	GBP	96	158,683
0.13%, 03/22/24[a]	GBP	245	415,016
0.13%, 03/22/29[a]	GBP	189	333,004
0.13%, 03/22/44[a]	GBP	6	13,026
0.13%, 03/22/58[a]	GBP	45	109,042
0.13%, 03/22/68[a]	GBP	138	377,370

223

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND ETF

July 31, 2015

Security		Principal or Shares (000s)	Value

0.25%, 03/22/52[a]	GBP	54	$125,783
0.38%, 03/22/62[a]	GBP	157	433,703
0.50%, 03/22/50[a]	GBP	272	659,512
0.63%, 03/22/40[a]	GBP	245	534,432
0.63%, 11/22/42[a]	GBP	156	352,961
0.75%, 11/22/47[a]	GBP	181	450,075
1.13%, 11/22/37[a]	GBP	193	447,052
1.25%, 11/22/17[a]	GBP	10	16,759
1.25%, 11/22/27[a]	GBP	107	210,143
1.25%, 11/22/32[a]	GBP	238	516,100
1.25%, 11/22/55[a]	GBP	157	500,513
1.88%, 11/22/22[a]	GBP	230	436,191
2.00%, 01/26/35[a]	GBP	107	389,655
2.50%, 07/26/16[a]	GBP	91	458,768
2.50%, 04/16/20[a]	GBP	76	427,518
2.50%, 07/17/24[a]	GBP	79	418,938
4.13%, 07/22/30[a]	GBP	84	437,285

			8,221,529

TOTAL FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES
(Cost: $71,173,479)			60,172,075

SHORT-TERM INVESTMENTS — 0.12%

MONEY MARKET FUNDS — 0.12%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]		77	77,060

			77,060

TOTAL SHORT-TERM INVESTMENTS
(Cost: $77,060)			77,060

TOTAL INVESTMENTS IN SECURITIES — 97.28%
(Cost: $71,250,539)			60,249,135
Other Assets, Less Liabilities — 2.72%			1,684,937

NET ASSETS — 100.00%			$61,934,072

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
COP	— Colombian Peso
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
ILS	— Israeli Shekel
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NZD	— New Zealand Dollar

SEK	— Swedish Krona
THB	— Thai Baht
TRY	— Turkish Lira
ZAR	— South African Rand

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

224

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL TREASURY BOND ETF

July 31, 2015

Security		Principal (000s)	Value

FOREIGN GOVERNMENT OBLIGATIONS — 97.91%

AUSTRALIA — 4.21%
Australia Government Bond
2.75%, 10/21/19[a]	AUD	710	$536,447
2.75%, 04/21/24[a]	AUD	1,675	1,237,368
3.25%, 10/21/18[a]	AUD	1,450	1,108,891
3.25%, 04/21/25[a]	AUD	955	729,918
3.25%, 04/21/29[a]	AUD	1,196	895,093
3.75%, 04/21/37[a]	AUD	545	422,537
4.25%, 07/21/17[a]	AUD	1,059	812,797
4.25%, 04/21/26[a]	AUD	1,100	911,489
4.50%, 04/15/20[a]	AUD	1,660	1,350,627
4.50%, 04/21/33[a]	AUD	1,310	1,125,019
4.75%, 04/21/27[a]	AUD	820	711,075
5.25%, 03/15/19[a]	AUD	1,822	1,491,600
5.50%, 01/21/18[a]	AUD	2,454	1,958,427
5.50%, 04/21/23[a]	AUD	1,885	1,668,575
5.75%, 05/15/21[a]	AUD	1,987	1,733,329
5.75%, 07/15/22[a]	AUD	1,916	1,702,671
6.00%, 02/15/17[a]	AUD	739	575,800

			18,971,663

AUSTRIA — 4.41%
Austria Government Bond
0.25%, 10/18/19[a]	EUR	180	200,905
1.15%, 10/19/18[b]	EUR	675	776,338
1.65%, 10/21/24[b]	EUR	875	1,044,383
1.75%, 10/20/23[b]	EUR	443	534,380
1.95%, 06/18/19[b]	EUR	675	803,302
2.40%, 05/23/34[b]	EUR	450	582,236
3.15%, 06/20/44[b]	EUR	579	876,394
3.20%, 02/20/17[b]	EUR	915	1,064,136
3.40%, 11/22/22[b]	EUR	1,052	1,407,868
3.50%, 09/15/21[b]	EUR	1,135	1,499,232
3.65%, 04/20/22[b]	EUR	604	812,271
3.80%, 01/26/62[b]	EUR	322	603,530
3.90%, 07/15/20[b]	EUR	902	1,183,159
4.00%, 09/15/16[b]	EUR	570	659,295
4.15%, 03/15/37[b]	EUR	1,105	1,837,778
4.30%, 09/15/17[b]	EUR	760	919,404
4.35%, 03/15/19[b]	EUR	1,123	1,438,818
4.65%, 01/15/18[b]	EUR	1,283	1,585,561
4.85%, 03/15/26[b]	EUR	800	1,237,631
6.25%, 07/15/27	EUR	473	830,648

			19,897,269

BELGIUM — 4.48%
Belgium Government Bond
0.80%, 06/22/25[b]	EUR	675	735,538
1.25%, 06/22/18[a]	EUR	675	775,316
2.25%, 06/22/23[a]	EUR	850	1,056,213
2.60%, 06/22/24[b]	EUR	875	1,118,001
2.75%, 03/28/16[b]	EUR	460	517,938
3.00%, 09/28/19[a]	EUR	794	984,817
3.00%, 06/22/34[b]	EUR	375	513,625

Security		Principal (000s)	Value

3.25%, 09/28/16[b]	EUR	387	$444,128
3.50%, 06/28/17[b]	EUR	875	1,034,442
3.75%, 09/28/20[b]	EUR	685	895,231
3.75%, 06/22/45[a]	EUR	350	560,093
4.00%, 03/28/17[b]	EUR	175	206,753
4.00%, 03/28/18[b]	EUR	917	1,125,273
4.00%, 03/28/19	EUR	465	589,209
4.00%, 03/28/22	EUR	577	788,075
4.00%, 03/28/32[a]	EUR	610	929,018
4.25%, 09/28/21[b]	EUR	183	250,682
4.25%, 09/28/22[a]	EUR	895	1,249,870
4.25%, 03/28/41[b]	EUR	806	1,362,699
4.50%, 03/28/26[b]	EUR	515	772,193
5.00%, 03/28/35[b]	EUR	1,131	1,975,384
5.50%, 09/28/17[b]	EUR	370	458,895
5.50%, 03/28/28	EUR	1,114	1,855,788

			20,199,181

CANADA — 4.32%
Canadian Government Bond
0.25%, 05/01/17	CAD	925	709,281
0.75%, 09/01/20	CAD	600	461,017
1.00%, 08/01/16	CAD	388	299,975
1.00%, 11/01/16	CAD	870	673,719
1.25%, 08/01/17	CAD	420	328,232
1.25%, 02/01/18	CAD	250	196,338
1.25%, 03/01/18	CAD	825	648,477
1.25%, 09/01/18	CAD	560	441,914
1.50%, 02/01/17	CAD	825	644,544
1.50%, 03/01/17	CAD	725	567,118
1.50%, 09/01/17	CAD	500	393,198
1.50%, 03/01/20	CAD	500	399,781
1.50%, 06/01/23	CAD	375	294,518
1.75%, 03/01/19	CAD	725	583,585
1.75%, 09/01/19	CAD	650	525,079
2.00%, 06/01/16	CAD	170	132,362
2.25%, 06/01/25	CAD	475	392,392
2.50%, 06/01/24	CAD	1,000	843,961
2.75%, 09/01/16	CAD	550	433,369
2.75%, 06/01/22	CAD	988	844,576
2.75%, 12/01/48	CAD	300	264,232
3.25%, 06/01/21	CAD	425	370,610
3.50%, 06/01/20	CAD	789	686,970
3.50%, 12/01/45	CAD	1,170	1,175,891
3.75%, 06/01/19	CAD	991	856,251
4.00%, 06/01/16	CAD	645	510,328
4.00%, 06/01/17	CAD	819	671,003
4.00%, 06/01/41	CAD	1,120	1,181,661
4.25%, 06/01/18	CAD	579	493,402
5.00%, 06/01/37	CAD	998	1,159,627
5.75%, 06/01/29	CAD	809	921,012
5.75%, 06/01/33	CAD	700	843,103
8.00%, 06/01/27	CAD	370	479,344
9.00%, 06/01/25	CAD	45	58,624

			19,485,494

DENMARK — 4.40%
Denmark Government Bond
1.50%, 11/15/23	DKK	13,577	2,157,734
1.75%, 11/15/25	DKK	8,490	1,369,552
2.50%, 11/15/16	DKK	7,436	1,140,642

225

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

July 31, 2015

Security		Principal (000s)	Value

3.00%, 11/15/21	DKK	17,564	$3,044,376
4.00%, 11/15/15	DKK	5	775
4.00%, 11/15/17	DKK	9,788	1,589,009
4.00%, 11/15/19	DKK	20,652	3,577,449
4.50%, 11/15/39	DKK	22,952	5,719,690
7.00%, 11/10/24	DKK	5,349	1,249,904

			19,849,131

FINLAND — 3.35%
Finland Government Bond
0.38%, 09/15/20[b]	EUR	520	581,931
0.75%, 04/15/31[b]	EUR	475	492,017
1.13%, 09/15/18[b]	EUR	750	860,983
1.50%, 04/15/23[b]	EUR	988	1,171,027
1.63%, 09/15/22[b]	EUR	830	992,410
1.75%, 04/15/16[b]	EUR	18	20,159
1.88%, 04/15/17[b]	EUR	1,105	1,264,059
2.00%, 04/15/24[b]	EUR	1,000	1,229,273
2.63%, 07/04/42[b]	EUR	555	791,787
2.75%, 07/04/28[b]	EUR	842	1,126,044
3.38%, 04/15/20[b]	EUR	1,045	1,333,727
3.50%, 04/15/21[b]	EUR	969	1,269,455
3.88%, 09/15/17[b]	EUR	1,249	1,499,406
4.00%, 07/04/25[b]	EUR	994	1,432,586
4.38%, 07/04/19[b]	EUR	810	1,049,610

			15,114,474

FRANCE — 6.77%
France Government Bond OAT
0.50%, 11/25/19[a]	EUR	400	449,957
0.50%, 05/25/25[a]	EUR	1,400	1,483,511
1.00%, 05/25/18[a]	EUR	100	114,000
1.00%, 11/25/18[a]	EUR	500	572,087
1.00%, 05/25/19[a]	EUR	75	86,018
1.75%, 05/25/23[a]	EUR	630	756,602
1.75%, 11/25/24[a]	EUR	1,171	1,397,384
2.25%, 10/25/22[a]	EUR	463	574,002
2.25%, 05/25/24[a]	EUR	455	566,531
2.50%, 10/25/20[a]	EUR	266	328,179
2.50%, 05/25/30[a]	EUR	525	666,676
2.75%, 10/25/27[a]	EUR	652	847,532
3.00%, 10/25/15[a]	EUR	5	5,563
3.00%, 04/25/22[a]	EUR	625	807,600
3.25%, 04/25/16[a]	EUR	33	36,802
3.25%, 10/25/21[a]	EUR	550	715,463
3.25%, 05/25/45[a]	EUR	125	182,582
3.50%, 04/25/20[a]	EUR	1,630	2,087,539
3.50%, 04/25/26[a]	EUR	579	801,565
3.75%, 04/25/17[a]	EUR	473	557,582
3.75%, 10/25/19[a]	EUR	1,160	1,481,952
3.75%, 04/25/21[a]	EUR	550	727,187
4.00%, 04/25/18[a]	EUR	825	1,014,281
4.00%, 10/25/38[a]	EUR	666	1,061,070
4.00%, 04/25/55[a]	EUR	309	535,364
4.00%, 04/25/60[a]	EUR	272	481,731
4.25%, 10/25/17[a]	EUR	360	436,898
4.25%, 10/25/18[a]	EUR	1,949	2,455,693
4.25%, 04/25/19[a]	EUR	150	192,193
4.25%, 10/25/23[a]	EUR	1,065	1,515,551
4.50%, 04/25/41[a]	EUR	585	1,016,673
4.75%, 04/25/35[a]	EUR	440	746,792

Security		Principal (000s)	Value

5.00%, 10/25/16[a]	EUR	1,491	$1,752,111
5.50%, 04/25/29[a]	EUR	650	1,099,747
5.75%, 10/25/32[a]	EUR	391	714,357
6.00%, 10/25/25[a]	EUR	325	536,970
8.50%, 10/25/19[a]	EUR	250	375,334
8.50%, 04/25/23[a]	EUR	335	593,224
French Treasury Note BTAN
1.00%, 07/25/17[a]	EUR	325	367,455
1.75%, 02/25/17[a]	EUR	275	313,047
2.25%, 02/25/16[a]	EUR	25	28,000
2.50%, 07/25/16[a]	EUR	25	28,346

			30,511,151

GERMANY — 6.02%
Bundesobligation
0.25%, 04/13/18[a]	EUR	660	738,931
0.25%, 10/11/19[a]	EUR	475	532,610
0.50%, 04/07/17[a]	EUR	928	1,038,035
0.50%, 02/23/18[a]	EUR	325	365,942
1.00%, 10/12/18[a]	EUR	340	390,171
1.25%, 10/14/16[a]	EUR	227	255,355
1.75%, 10/09/15[a]	EUR	75	83,160
2.00%, 02/26/16[a]	EUR	60	67,126
2.75%, 04/08/16[a]	EUR	180	202,916
Bundesrepublik Deutschland
0.50%, 02/15/25[a]	EUR	525	574,052
1.00%, 08/15/24[a]	EUR	460	528,715
1.50%, 09/04/22[a]	EUR	555	666,362
1.50%, 02/15/23[a]	EUR	355	426,628
1.50%, 05/15/23[a]	EUR	375	450,775
1.50%, 05/15/24[a]	EUR	425	510,045
1.75%, 07/04/22[a]	EUR	574	700,199
1.75%, 02/15/24[a]	EUR	325	398,034
2.00%, 01/04/22[a]	EUR	555	684,645
2.00%, 08/15/23[a]	EUR	613	763,829
2.25%, 09/04/20[a]	EUR	321	394,693
2.25%, 09/04/21[a]	EUR	478	596,176
2.50%, 01/04/21[a]	EUR	740	925,484
2.50%, 07/04/44[a]	EUR	362	516,560
2.50%, 08/15/46[a]	EUR	323	464,465
3.00%, 07/04/20[a]	EUR	200	253,523
3.25%, 01/04/20[a]	EUR	1,507	1,908,961
3.25%, 07/04/21[a]	EUR	375	491,006
3.25%, 07/04/42[a]	EUR	214	342,286
3.50%, 01/04/16[a]	EUR	300	336,659
3.50%, 07/04/19[a]	EUR	681	859,222
3.75%, 01/04/19[a]	EUR	683	856,353
4.00%, 07/04/16[a]	EUR	980	1,124,909
4.00%, 01/04/18[a]	EUR	90	109,693
4.00%, 01/04/37[a]	EUR	489	825,368
4.25%, 07/04/17[a]	EUR	781	937,389
4.25%, 07/04/18[a]	EUR	780	974,473
4.25%, 07/04/39[a]	EUR	350	627,210
4.75%, 07/04/28[a]	EUR	264	433,127
4.75%, 07/04/34[a]	EUR	681	1,217,557
4.75%, 07/04/40[a]	EUR	382	737,393
5.50%, 01/04/31[a]	EUR	317	577,324
5.63%, 01/04/28[a]	EUR	325	565,805
6.00%, 06/20/16[a]	EUR	450	524,170
6.25%, 01/04/24[a]	EUR	125	204,995
6.25%, 01/04/30[a]	EUR	225	429,528
6.50%, 07/04/27[a]	EUR	250	458,289

226

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

July 31, 2015

Security		Principal (000s)	Value

Bundesschatzanweisungen
0.25%, 09/11/15[a]	EUR	50	$55,268

			27,125,416

IRELAND — 4.01%
Ireland Government Bond
0.80%, 03/15/22[a]	EUR	350	391,748
2.00%, 02/18/45[a]	EUR	800	859,848
2.40%, 05/15/30[a]	EUR	910	1,107,474
3.40%, 03/18/24[a]	EUR	1,375	1,815,359
3.90%, 03/20/23[a]	EUR	1,043	1,412,685
4.40%, 06/18/19	EUR	1,159	1,493,739
4.50%, 10/18/18	EUR	1,761	2,226,867
4.50%, 04/18/20	EUR	1,761	2,326,131
4.60%, 04/18/16	EUR	66	75,348
5.00%, 10/18/20	EUR	1,245	1,702,693
5.40%, 03/13/25	EUR	1,843	2,807,901
5.50%, 10/18/17	EUR	391	484,854
5.90%, 10/18/19	EUR	1,014	1,386,448

			18,091,095

ITALY — 6.61%
Italy Buoni Poliennali Del Tesoro
0.75%, 01/15/18	EUR	100	111,895
1.05%, 12/01/19	EUR	325	365,183
1.15%, 05/15/17	EUR	345	388,363
1.35%, 04/15/22	EUR	125	138,885
1.50%, 12/15/16	EUR	250	281,699
1.50%, 08/01/19	EUR	450	515,188
1.50%, 06/01/25	EUR	150	161,758
1.65%, 03/01/32[b]	EUR	175	178,096
2.15%, 12/15/21	EUR	390	455,483
2.25%, 05/15/16	EUR	95	106,798
2.50%, 05/01/19	EUR	347	411,662
2.50%, 12/01/24	EUR	250	293,742
2.75%, 11/15/16	EUR	265	302,956
3.25%, 09/01/46[b]	EUR	175	211,242
3.50%, 11/01/17	EUR	241	286,117
3.50%, 06/01/18	EUR	297	357,905
3.50%, 12/01/18	EUR	525	639,901
3.50%, 03/01/30[b]	EUR	280	358,708
3.75%, 04/15/16	EUR	134	151,922
3.75%, 08/01/16	EUR	282	323,083
3.75%, 03/01/21	EUR	399	506,942
3.75%, 05/01/21	EUR	400	508,357
3.75%, 08/01/21[a]	EUR	651	828,747
3.75%, 09/01/24	EUR	350	451,463
4.00%, 02/01/17	EUR	549	642,192
4.00%, 09/01/20	EUR	466	595,442
4.00%, 02/01/37[a]	EUR	528	711,412
4.25%, 02/01/19[a]	EUR	570	712,519
4.25%, 09/01/19	EUR	564	714,039
4.25%, 03/01/20	EUR	550	704,136
4.50%, 02/01/18	EUR	372	454,499
4.50%, 08/01/18	EUR	640	795,157
4.50%, 03/01/19	EUR	423	534,048
4.50%, 02/01/20[a]	EUR	489	631,149
4.50%, 05/01/23	EUR	397	534,667
4.50%, 03/01/24	EUR	525	710,256
4.50%, 03/01/26[a]	EUR	459	633,031
4.75%, 09/15/16	EUR	409	475,661

Security		Principal (000s)	Value

4.75%, 05/01/17	EUR	194	$231,715
4.75%, 06/01/17	EUR	343	410,971
4.75%, 09/01/21	EUR	524	701,361
4.75%, 08/01/23[b]	EUR	620	849,466
4.75%, 09/01/28[b]	EUR	372	532,322
4.75%, 09/01/44[b]	EUR	299	458,452
5.00%, 03/01/22	EUR	439	599,936
5.00%, 03/01/25[b]	EUR	479	678,614
5.00%, 08/01/34[a]	EUR	477	723,416
5.00%, 08/01/39[a]	EUR	376	584,713
5.00%, 09/01/40[a]	EUR	462	718,246
5.25%, 08/01/17[a]	EUR	361	439,639
5.25%, 11/01/29	EUR	634	958,437
5.50%, 09/01/22	EUR	338	477,427
5.50%, 11/01/22	EUR	457	645,702
5.75%, 02/01/33	EUR	387	628,466
6.00%, 05/01/31	EUR	598	983,007
6.50%, 11/01/27	EUR	624	1,011,960
7.25%, 11/01/26	EUR	279	471,615
9.00%, 11/01/23	EUR	251	435,749
Italy Government International Bond
5.75%, 07/25/16[a]	EUR	50	58,206

			29,783,723

JAPAN — 22.33%
Japan Government Five Year Bond
0.10%, 12/20/17	JPY	83,900	678,710
0.10%, 03/20/18	JPY	57,500	465,258
0.10%, 06/20/19	JPY	111,950	905,332
0.10%, 09/20/19	JPY	14,100	113,993
0.10%, 03/20/20	JPY	33,200	268,215
0.20%, 03/20/17	JPY	19,750	159,926
0.20%, 06/20/17	JPY	245,150	1,986,112
0.20%, 09/20/17	JPY	136,400	1,105,501
0.20%, 12/20/17	JPY	100,000	810,872
0.20%, 09/20/18	JPY	102,700	833,586
0.20%, 12/20/18	JPY	181,000	1,469,285
0.20%, 03/20/19	JPY	152,250	1,235,978
0.20%, 06/20/19	JPY	50	406
0.20%, 09/20/19	JPY	47,600	386,409
0.30%, 12/20/16	JPY	167,750	1,359,561
0.30%, 03/20/17	JPY	45,300	367,413
0.30%, 06/20/18	JPY	75,000	610,309
0.30%, 09/20/18	JPY	48,000	390,815
0.40%, 09/20/16	JPY	125,000	1,013,469
0.40%, 12/20/16	JPY	84,800	688,222
0.40%, 06/20/18	JPY	30,500	248,901
Japan Government Forty Year Bond
1.40%, 03/20/55	JPY	24,500	189,304
1.70%, 03/20/54	JPY	15,000	126,992
1.90%, 03/20/53	JPY	25,900	231,665
2.00%, 03/20/52	JPY	41,300	379,015
2.20%, 03/20/49	JPY	30,200	290,327
2.20%, 03/20/50	JPY	32,850	316,083
2.20%, 03/20/51	JPY	47,050	453,046
2.40%, 03/20/48	JPY	22,750	228,066
Japan Government Ten Year Bond
0.30%, 12/20/24	JPY	42,850	343,661
0.40%, 03/20/25	JPY	131,850	1,065,687
0.40%, 06/20/25	JPY	100,000	806,748
0.50%, 09/20/24	JPY	71,350	583,786
0.50%, 12/20/24	JPY	30,500	249,189

227

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

July 31, 2015

Security		Principal (000s)	Value

0.60%, 03/20/23	JPY	111,600	$925,732
0.60%, 09/20/23	JPY	66,850	553,728
0.60%, 12/20/23	JPY	145,550	1,204,566
0.60%, 03/20/24	JPY	80,700	667,225
0.60%, 06/20/24	JPY	99,000	817,666
0.70%, 12/20/22	JPY	28,550	238,726
0.80%, 09/20/20	JPY	100,000	835,958
0.80%, 06/20/22	JPY	143,850	1,211,605
0.80%, 09/20/22	JPY	193,250	1,627,281
0.80%, 12/20/22	JPY	161,250	1,357,782
0.80%, 06/20/23	JPY	129,200	1,087,117
0.80%, 09/20/23	JPY	51,250	431,092
1.00%, 09/20/20	JPY	86,550	730,654
1.00%, 09/20/21	JPY	87,750	746,174
1.00%, 12/20/21	JPY	106,250	904,482
1.00%, 03/20/22	JPY	155,800	1,327,623
1.10%, 06/20/20	JPY	75,000	635,032
1.10%, 03/20/21	JPY	28,950	246,597
1.10%, 06/20/21	JPY	26,950	230,028
1.10%, 09/20/21	JPY	9,000	76,973
1.10%, 12/20/21	JPY	87,550	749,766
1.20%, 12/20/20	JPY	176,500	1,508,003
1.20%, 06/20/21	JPY	123,400	1,059,082
1.30%, 03/20/18	JPY	29,000	241,990
1.30%, 12/20/18	JPY	168,800	1,420,825
1.30%, 03/20/19	JPY	108,050	911,878
1.30%, 12/20/19	JPY	126,300	1,074,134
1.30%, 03/20/20	JPY	15,650	133,417
1.30%, 06/20/20	JPY	202,200	1,727,909
1.30%, 03/20/21	JPY	92,850	799,277
1.40%, 12/20/18	JPY	141,100	1,191,517
1.40%, 06/20/19	JPY	50,000	424,646
1.40%, 09/20/19	JPY	33,700	287,014
1.40%, 03/20/20	JPY	49,600	424,688
1.50%, 12/20/17	JPY	135,850	1,135,331
1.50%, 06/20/18	JPY	35,150	295,822
1.50%, 09/20/18	JPY	75,000	633,264
1.50%, 06/20/19	JPY	96,100	819,171
1.70%, 09/20/16	JPY	15,500	127,505
1.70%, 12/20/16	JPY	141,050	1,165,127
1.70%, 03/20/17	JPY	163,900	1,359,419
1.70%, 09/20/17	JPY	127,100	1,062,872
1.70%, 06/20/18	JPY	21,100	178,557
1.80%, 06/20/17	JPY	100,000	834,400
1.80%, 06/20/18	JPY	21,900	185,834
1.90%, 06/20/17	JPY	118,150	987,627
Japan Government Thirty Year Bond
1.10%, 03/20/33	JPY	28,800	236,469
1.50%, 12/20/44	JPY	44,850	368,766
1.70%, 12/20/43	JPY	29,650	255,974
1.70%, 03/20/44	JPY	42,900	370,136
1.70%, 06/20/44	JPY	34,000	293,164
1.70%, 09/20/44	JPY	54,550	470,051
1.80%, 11/22/32	JPY	50,650	462,855
1.80%, 03/20/43	JPY	48,750	431,272
1.80%, 09/20/43	JPY	29,450	260,038
1.90%, 09/20/42	JPY	88,250	797,210
1.90%, 06/20/43	JPY	42,100	379,965
2.00%, 09/20/40	JPY	73,650	679,058
2.00%, 09/20/41	JPY	80,400	741,144
2.00%, 03/20/42	JPY	83,350	768,163
2.20%, 09/20/39	JPY	56,150	536,497
2.20%, 03/20/41	JPY	68,400	654,502

Security		Principal (000s)	Value

2.30%, 03/20/39	JPY	60,100	$583,304
2.30%, 03/20/40	JPY	64,700	629,605
2.40%, 11/20/31	JPY	46,600	461,881
2.40%, 03/20/34	JPY	5,700	56,340
2.40%, 12/20/34	JPY	38,000	374,286
2.40%, 03/20/37	JPY	60,100	591,119
2.40%, 09/20/38	JPY	57,050	562,543
2.50%, 06/20/34	JPY	9,800	98,095
2.50%, 09/20/34	JPY	68,100	680,950
2.50%, 09/20/35	JPY	42,450	423,421
2.50%, 09/20/36	JPY	36,900	368,369
2.50%, 09/20/37	JPY	38,250	382,586
2.50%, 03/20/38	JPY	40,000	400,742
2.90%, 11/20/30	JPY	25,000	262,115
Japan Government Twenty Year Bond
0.80%, 06/20/23	JPY	8,850	74,494
1.20%, 12/20/34	JPY	78,350	639,935
1.20%, 03/20/35	JPY	55,050	448,242
1.40%, 09/20/34	JPY	96,000	813,507
1.50%, 03/20/33	JPY	46,400	404,996
1.50%, 03/20/34	JPY	39,900	345,427
1.50%, 06/20/34	JPY	81,000	699,577
1.60%, 06/20/30	JPY	90,700	816,443
1.60%, 03/20/33	JPY	33,700	298,471
1.60%, 12/20/33	JPY	121,450	1,069,911
1.70%, 12/20/31	JPY	1,600	14,492
1.70%, 09/20/32	JPY	140,100	1,263,167
1.70%, 12/20/32	JPY	65,950	593,622
1.70%, 06/20/33	JPY	58,600	525,983
1.70%, 09/20/33	JPY	64,000	573,817
1.80%, 06/20/30	JPY	22,250	205,373
1.80%, 09/20/30	JPY	7,450	68,663
1.80%, 09/20/31	JPY	118,150	1,085,975
1.80%, 12/20/31	JPY	119,800	1,099,797
1.80%, 03/20/32	JPY	4,750	43,549
1.80%, 12/20/32	JPY	12,400	113,280
1.90%, 06/20/22	JPY	15,000	135,445
1.90%, 03/20/24	JPY	18,050	165,423
1.90%, 03/20/25	JPY	14,500	133,800
1.90%, 12/20/28	JPY	63,050	589,727
1.90%, 03/20/29	JPY	47,350	442,800
1.90%, 09/20/30	JPY	22,400	209,189
1.90%, 03/20/31	JPY	1,250	11,655
1.90%, 06/20/31	JPY	24,400	227,297
2.00%, 12/20/24	JPY	23,300	216,434
2.00%, 03/20/25	JPY	7,050	65,584
2.00%, 12/20/25	JPY	10,100	94,423
2.00%, 03/20/27	JPY	7,150	67,257
2.00%, 06/20/30	JPY	43,700	413,107
2.00%, 12/20/30	JPY	4,050	38,270
2.00%, 03/20/31	JPY	8,300	78,375
2.10%, 12/20/21	JPY	41,850	379,877
2.10%, 03/20/24	JPY	36,900	343,336
2.10%, 09/20/24	JPY	28,400	265,297
2.10%, 03/20/25	JPY	47,750	447,997
2.10%, 12/20/26	JPY	82,350	781,266
2.10%, 03/20/27	JPY	51,350	487,584
2.10%, 06/20/27	JPY	5,450	51,850
2.10%, 09/20/27	JPY	11,450	109,076
2.10%, 12/20/27	JPY	73,850	704,363
2.10%, 06/20/28	JPY	18,450	176,143
2.10%, 09/20/28	JPY	54,750	523,213
2.10%, 12/20/28	JPY	43,000	411,029

228

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

July 31, 2015

Security		Principal (000s)	Value

2.10%, 03/20/29	JPY	46,500	$444,545
2.10%, 06/20/29	JPY	55,850	534,320
2.10%, 09/20/29	JPY	74,900	716,584
2.10%, 12/20/29	JPY	59,950	573,492
2.10%, 03/20/30	JPY	62,300	596,239
2.10%, 12/20/30	JPY	42,750	408,712
2.20%, 09/21/20	JPY	72,000	643,604
2.20%, 03/20/24	JPY	14,750	138,242
2.20%, 06/20/24	JPY	50,000	469,660
2.20%, 09/20/26	JPY	20,950	200,244
2.20%, 09/20/27	JPY	19,050	183,230
2.20%, 03/20/28	JPY	50,000	482,174
2.20%, 09/20/28	JPY	59,100	570,941
2.20%, 06/20/29	JPY	24,450	236,429
2.20%, 12/20/29	JPY	56,650	548,270
2.20%, 03/20/30	JPY	67,200	650,326
2.20%, 03/20/31	JPY	84,850	821,435
2.30%, 06/20/26	JPY	11,200	107,852
2.30%, 06/20/27	JPY	24,000	232,802
2.30%, 06/20/28	JPY	16,100	156,917
2.40%, 06/20/24	JPY	50,000	476,637
2.40%, 03/20/28	JPY	15,000	147,598
2.40%, 06/20/28	JPY	50,000	492,163
2.60%, 03/20/18	JPY	40,000	344,795
Japan Government Two Year Bond
0.10%, 04/15/17	JPY	148,400	1,199,813

			100,683,140

NETHERLANDS — 4.72%
Netherlands Government Bond
0.00%, 04/15/16[b]	EUR	420	464,713
0.25%, 07/15/25[b]	EUR	300	313,386
0.50%, 04/15/17[b]	EUR	1,795	2,007,292
1.25%, 01/15/18[b]	EUR	676	773,052
1.25%, 01/15/19[b]	EUR	625	722,267
1.75%, 07/15/23[b]	EUR	928	1,121,618
2.00%, 07/15/24[b]	EUR	620	763,715
2.25%, 07/15/22[b]	EUR	683	851,075
2.50%, 01/15/17[b]	EUR	1,125	1,291,955
2.50%, 01/15/33[b]	EUR	359	478,104
2.75%, 01/15/47[b]	EUR	480	706,201
3.25%, 07/15/21[b]	EUR	1,075	1,399,210
3.50%, 07/15/20[b]	EUR	1,296	1,672,789
3.75%, 01/15/23	EUR	681	934,839
3.75%, 01/15/42[b]	EUR	816	1,388,167
4.00%, 07/15/16[b]	EUR	625	718,063
4.00%, 07/15/18[b]	EUR	725	898,777
4.00%, 07/15/19[b]	EUR	502	642,847
4.00%, 01/15/37[b]	EUR	852	1,426,771
4.50%, 07/15/17[b]	EUR	680	820,685
5.50%, 01/15/28	EUR	825	1,395,955
7.50%, 01/15/23	EUR	288	483,083

			21,274,564

NORWAY — 1.88%
Norway Government Bond
1.75%, 03/13/25[b]	NOK	4,550	570,020
2.00%, 05/24/23[b]	NOK	9,901	1,272,656
3.00%, 03/14/24[b]	NOK	8,775	1,211,965
3.75%, 05/25/21[b]	NOK	13,681	1,930,656
4.25%, 05/19/17[b]	NOK	11,949	1,564,954

Security		Principal (000s)	Value

4.50%, 05/22/19[b]	NOK	13,543	$1,896,819

			8,447,070

PORTUGAL — 4.87%
Portugal Obrigacoes do Tesouro OT
2.88%, 10/15/25[b]	EUR	1,450	1,673,828
3.35%, 10/15/15[b]	EUR	9	9,860
3.85%, 04/15/21[b]	EUR	1,665	2,071,155
3.88%, 02/15/30[b]	EUR	725	897,082
4.10%, 04/15/37[b]	EUR	1,306	1,650,071
4.10%, 02/15/45[b]	EUR	400	504,921
4.20%, 10/15/16[b]	EUR	781	908,212
4.35%, 10/16/17[b]	EUR	1,983	2,381,153
4.45%, 06/15/18[b]	EUR	1,758	2,160,261
4.75%, 06/14/19[b]	EUR	1,819	2,306,821
4.80%, 06/15/20[b]	EUR	1,883	2,432,481
4.95%, 10/25/23[b]	EUR	1,595	2,144,218
5.65%, 02/15/24[b]	EUR	1,993	2,792,745
6.40%, 02/15/16[b]	EUR	17	19,987

			21,952,795

SPAIN — 4.57%
Spain Government Bond
0.50%, 10/31/17	EUR	175	194,684
1.60%, 04/30/25[b]	EUR	525	568,074
1.95%, 07/30/30[b]	EUR	250	261,318
2.10%, 04/30/17	EUR	740	846,614
2.75%, 04/30/19	EUR	771	921,699
2.75%, 10/31/24[b]	EUR	705	840,738
3.75%, 10/31/18	EUR	625	764,767
3.80%, 01/31/17[b]	EUR	681	794,756
3.80%, 04/30/24[b]	EUR	425	546,764
4.00%, 04/30/20[b]	EUR	681	863,514
4.10%, 07/30/18[b]	EUR	640	786,035
4.20%, 01/31/37[b]	EUR	488	669,006
4.25%, 10/31/16	EUR	420	488,534
4.30%, 10/31/19[b]	EUR	652	830,297
4.40%, 10/31/23[b]	EUR	640	855,235
4.50%, 01/31/18	EUR	552	674,055
4.60%, 07/30/19[b]	EUR	329	421,146
4.65%, 07/30/25[b]	EUR	495	682,942
4.70%, 07/30/41[b]	EUR	393	579,383
4.80%, 01/31/24[b]	EUR	406	557,798
4.85%, 10/31/20[b]	EUR	494	654,579
4.90%, 07/30/40[b]	EUR	291	439,884
5.15%, 10/31/28[b]	EUR	380	555,463
5.15%, 10/31/44[b]	EUR	275	437,568
5.40%, 01/31/23[b]	EUR	530	744,839
5.50%, 07/30/17[b]	EUR	582	711,781
5.50%, 04/30/21[b]	EUR	716	984,166
5.75%, 07/30/32	EUR	451	721,478
5.85%, 01/31/22[b]	EUR	546	773,787
5.90%, 07/30/26[b]	EUR	400	608,205
6.00%, 01/31/29	EUR	518	815,152

			20,594,261

SWEDEN — 3.38%
Sweden Government Bond
1.50%, 11/13/23	SEK	13,260	1,654,819
2.50%, 05/12/25	SEK	12,975	1,760,596

229

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL TREASURY BOND ETF

July 31, 2015

Security		Principal (000s)	Value

3.00%, 07/12/16	SEK	40	$4,817
3.50%, 06/01/22	SEK	16,345	2,305,466
3.50%, 03/30/39	SEK	9,385	1,489,962
3.75%, 08/12/17	SEK	12,945	1,636,743
4.25%, 03/12/19	SEK	27,085	3,660,866
5.00%, 12/01/20	SEK	18,625	2,731,870

			15,245,139

SWITZERLAND — 2.09%
Switzerland Government Bond
2.00%, 04/28/21[a]	CHF	1,100	1,309,448
2.25%, 07/06/20[a]	CHF	837	994,019
3.00%, 01/08/18[a]	CHF	1,480	1,684,499
3.00%, 05/12/19[a]	CHF	1,127	1,339,830
4.00%, 02/11/23[a]	CHF	948	1,305,559
4.00%, 04/08/28[a]	CHF	1,160	1,784,476
4.25%, 06/05/17[a]	CHF	888	1,011,346

			9,429,177

UNITED KINGDOM — 5.49%
United Kingdom Gilt
1.00%, 09/07/17[a]	GBP	549	861,316
1.25%, 07/22/18[a]	GBP	850	1,336,691
1.75%, 01/22/17[a]	GBP	43	67,921
1.75%, 07/22/19[a]	GBP	400	636,466
1.75%, 09/07/22[a]	GBP	550	861,426
2.25%, 09/07/23[a]	GBP	588	948,080
2.75%, 09/07/24[a]	GBP	425	709,978
3.25%, 01/22/44[a]	GBP	523	930,821
3.50%, 01/22/45[a]	GBP	348	648,246
3.50%, 07/22/68[a]	GBP	300	615,226
3.75%, 09/07/19[a]	GBP	325	558,417
3.75%, 09/07/20[a]	GBP	772	1,343,288
3.75%, 09/07/21[a]	GBP	314	553,601
3.75%, 07/22/52[a]	GBP	297	604,307
4.00%, 03/07/22[a]	GBP	325	584,005
4.00%, 01/22/60[a]	GBP	286	634,278
4.25%, 12/07/27[a]	GBP	244	469,330
4.25%, 06/07/32[a]	GBP	351	691,349
4.25%, 03/07/36[a]	GBP	400	802,312
4.25%, 09/07/39[a]	GBP	229	468,818
4.25%, 12/07/40[a]	GBP	450	928,228
4.25%, 12/07/46[a]	GBP	255	546,842
4.25%, 12/07/49[a]	GBP	250	548,431
4.25%, 12/07/55[a]	GBP	342	780,014
4.50%, 03/07/19[a]	GBP	241	422,342
4.50%, 09/07/34[a]	GBP	472	969,505
4.50%, 12/07/42[a]	GBP	253	549,315
4.75%, 03/07/20[a]	GBP	375	675,225
4.75%, 12/07/30[a]	GBP	381	784,485
4.75%, 12/07/38[a]	GBP	308	673,099
5.00%, 03/07/18[a]	GBP	485	838,794
5.00%, 03/07/25[a]	GBP	383	759,982
6.00%, 12/07/28[a]	GBP	240	544,475
8.00%, 06/07/21[a]	GBP	556	1,182,990
8.75%, 08/25/17[a]	GBP	125	227,768

			24,757,371

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $485,241,756)			441,412,114

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	286	$285,581

		285,581

TOTAL SHORT-TERM INVESTMENTS
(Cost: $285,581)		285,581

TOTAL INVESTMENTS IN SECURITIES — 97.97%
(Cost: $485,527,337)		441,697,695
Other Assets, Less Liabilities — 2.03%		9,124,829

NET ASSETS — 100.00%		$450,822,524

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

230

Schedule of Investments (Unaudited)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

July 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES[a] — 19.26%

AUSTRALIA — 0.29%
CNOOC Curtis Funding No. 1 Pty Ltd.
4.50%, 10/03/23[b]	$14,354	$15,053,901

		15,053,901
AZERBAIJAN — 0.33%
State Oil Co. of the Azerbaijan Republic
4.75%, 03/13/23[b]	18,855	17,531,379

		17,531,379
BRAZIL — 0.46%
Caixa Economica Federal
2.38%, 11/06/17[b]	7,550	7,236,675
4.25%, 05/13/19[b]	9,785	9,589,300
4.50%, 10/03/18[b]	7,250	7,159,375

		23,985,350
BRITISH VIRGIN ISLANDS — 3.31%
Charming Light Investments Ltd.
3.75%, 09/03/19[b]	13,400	13,443,511
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[b]	16,577	17,539,295
Sinopec Group Overseas Development 2012 Ltd.
3.90%, 05/17/22[b]	21,182	21,646,337
4.88%, 05/17/42[b]	14,744	15,674,114
Sinopec Group Overseas Development 2013 Ltd.
4.38%, 10/17/23[b]	19,300	20,134,059
Sinopec Group Overseas Development 2014 Ltd.
4.38%, 04/10/24[b]	16,600	17,278,128
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/20[b]	26,200	25,784,730
State Grid Overseas Investment 2013 Ltd.
3.13%, 05/22/23[b]	20,225	19,800,275
State Grid Overseas Investment 2014 Ltd.
2.75%, 05/07/19[b]	9,800	9,921,225
4.13%, 05/07/24[b]	12,400	12,989,000

		174,210,674
CAYMAN ISLANDS — 0.19%
Amber Circle Funding Ltd.
3.25%, 12/04/22[b]	10,200	10,050,909

		10,050,909
CHILE — 1.03%
Corp. Nacional del Cobre de Chile
3.00%, 07/17/22[b]	20,959	19,938,296
3.75%, 11/04/20[b]	15,024	15,404,558
3.88%, 11/03/21[b]	18,616	18,749,663

		54,092,517

Security	Principal (000s)	Value

CHINA — 0.58%
Export-Import Bank of China (The)
2.50%, 07/31/19[b]	$19,300	$19,468,103
3.63%, 07/31/24[b]	10,849	11,079,758

		30,547,861
INDONESIA — 1.15%
Pelabuhan Indonesia II PT
4.25%, 05/05/25[b]	5,000	4,668,750
Pertamina Persero PT
4.30%, 05/20/23[b]	7,736	7,423,480
4.88%, 05/03/22[b]	7,896	7,935,480
5.25%, 05/23/21[b]	5,202	5,397,075
5.63%, 05/20/43[b]	7,920	6,979,598
6.00%, 05/03/42[b]	8,132	7,522,100
6.45%, 05/30/44[b]	11,000	10,765,372
Perusahaan Listrik Negara PT
5.25%, 10/24/42[b]	5,160	4,463,400
5.50%, 11/22/21[b]	5,200	5,512,000

		60,667,255
IRELAND — 0.69%
Russian Railways OJSC via RZD Capital PLC
5.70%, 04/05/22[b]	11,390	10,806,263
Vnesheconombank Via VEB Finance PLC
5.94%, 11/21/23[b]	6,900	6,158,250
6.03%, 07/05/22[b]	6,200	5,665,250
6.80%, 11/22/25[b]	6,100	5,612,000
6.90%, 07/09/20[b]	8,078	7,916,440

		36,158,203
KAZAKHSTAN — 2.48%
Development Bank of Kazakhstan JSC
4.13%, 12/10/22[b]	20,230	18,257,575
KazMunaiGaz Finance Sub BV
9.13%, 07/02/18[b]	20,237	22,893,106
KazMunayGas National Co. JSC
4.40%, 04/30/23[b]	17,276	15,634,780
5.75%, 04/30/43[b]	34,094	27,062,113
6.00%, 11/07/44[b]	5,800	4,690,750
6.38%, 04/09/21[b]	21,346	22,271,349
7.00%, 05/05/20[b]	18,135	19,407,170

		130,216,843
LUXEMBOURG — 0.24%
Russian Agricultural Bank OJSC Via RSHB Capital SA
5.10%, 07/25/18[b]	7,600	7,391,000
5.30%, 12/27/17[b]	5,100	5,055,375

		12,446,375
MALAYSIA — 2.82%
1MDB Global Investments Ltd.
4.40%, 03/09/23[b]	45,100	37,884,000
Petronas Capital Ltd.
3.50%, 03/18/25[b]	20,045	19,684,190
4.50%, 03/18/45[b]	24,500	23,373,000
5.25%, 08/12/19[b]	44,646	49,420,889

231

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

July 31, 2015

Security	Principal (000s)	Value

7.88%, 05/22/22[b]	$14,040	$17,845,868

		148,207,947
MEXICO — 2.49%
Comision Federal de Electricidad
4.88%, 05/26/21[b]	3,336	3,536,160
4.88%, 01/15/24[b]	4,200	4,368,000
Petroleos Mexicanos
3.50%, 07/18/18	3,000	3,088,540
3.50%, 07/23/20[b]	2,000	2,023,000
3.50%, 01/30/23	2,331	2,208,623
4.50%, 01/23/26[b]	3,790	3,716,147
4.88%, 01/24/22	7,925	8,230,866
4.88%, 01/18/24	9,490	9,727,250
5.50%, 01/21/21	10,961	11,865,282
5.50%, 06/27/44	12,362	11,358,824
5.63%, 01/23/46[b]	5,700	5,325,784
5.75%, 03/01/18	8,737	9,479,718
6.00%, 03/05/20	4,248	4,752,453
6.38%, 01/23/45	14,275	14,676,127
6.50%, 06/02/41	10,267	10,732,608
6.63%, 06/15/35	12,511	13,386,770
8.00%, 05/03/19	10,638	12,433,162

		130,909,314
NETHERLANDS — 0.44%
Kazakhstan Temir Zholy Finance BV
6.95%, 07/10/42[b]	11,970	10,832,850
Majapahit Holding BV
7.75%, 01/20/20[b]	10,545	12,205,838

		23,038,688
PHILIPPINES — 0.51%
Power Sector Assets & Liabilities Management Corp.
7.25%, 05/27/19[b]	10,848	12,705,720
7.39%, 12/02/24[b]	10,866	14,261,625

		26,967,345
SOUTH AFRICA — 1.24%
Eskom Holdings SOC Ltd.
5.75%, 01/26/21[b]	15,347	14,947,978
6.75%, 08/06/23[b]	22,748	22,833,305
7.13%, 02/11/25[b]	13,722	13,866,081
Transnet SOC Ltd.
4.00%, 07/26/22[b]	14,282	13,653,592

		65,300,956
VENEZUELA — 1.01%
Petroleos de Venezuela SA
5.38%, 04/12/27[b]	13,073	4,184,731
5.50%, 04/12/37[b]	6,468	2,037,420
6.00%, 05/16/24[b]	23,181	7,701,887
6.00%, 11/15/26[b]	21,584	6,982,424
8.50%, 11/02/17[b]	27,178	18,412,824
9.00%, 11/17/21[b]	10,722	4,275,398
9.75%, 05/17/35[b]	10,244	4,097,693

Security	Principal (000s)	Value

12.75%, 02/17/22[b]	$12,144	$5,656,675

		53,349,052

TOTAL CORPORATE BONDS & NOTES
(Cost: $1,075,483,870)		1,012,734,569

FOREIGN GOVERNMENT OBLIGATIONS[a] — 79.14%

ARGENTINA — 2.40%
Argentine Republic Government International Bond
2.50%, 12/31/38[c]	76,244	44,221,520
8.28%, 12/31/33[c]	23,272	21,701,540
8.28%, 12/31/33[c]	62,118	60,099,251

		126,022,311
AZERBAIJAN — 0.39%
Republic of Azerbaijan International Bond
4.75%, 03/18/24[b]	21,030	20,714,550

		20,714,550
BRAZIL — 4.20%
Banco Nacional de Desenvolvimento Economico e Social
4.00%, 04/14/19[b]	7,100	7,071,600
5.50%, 07/12/20[b]	8,981	9,259,411
5.75%, 09/26/23[b]	13,073	12,925,929
6.37%, 06/16/18[b]	7,700	8,148,140
6.50%, 06/10/19[b]	4,565	4,867,431
Brazilian Government International Bond
2.63%, 01/05/23	28,254	24,580,980
4.25%, 01/07/25	29,635	27,930,987
4.88%, 01/22/21	21,850	22,538,275
5.00%, 01/27/45	26,534	22,222,225
5.63%, 01/07/41	18,395	17,015,375
5.88%, 01/15/19	12,573	13,798,868
7.13%, 01/20/37	16,064	17,469,600
8.25%, 01/20/34	13,250	15,866,875
8.88%, 04/15/24	5,178	6,627,840
10.13%, 05/15/27	6,801	9,725,430
11.00%, 08/17/40 (Call 08/17/15)	600	600,000

		220,648,966
CAYMAN ISLANDS — 0.15%
Brazil Minas SPE via State of Minas Gerais
5.33%, 02/15/28[b]	8,646	8,019,165

		8,019,165
CHILE — 0.99%
Chile Government International Bond
3.13%, 03/27/25	28,460	28,815,750
3.25%, 09/14/21	9,800	10,290,000
3.88%, 08/05/20	12,149	13,169,516

		52,275,266
COLOMBIA — 4.13%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	13,435	12,326,613
4.00%, 02/26/24 (Call 11/26/23)	24,348	24,317,565

232

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

July 31, 2015

Security	Principal (000s)	Value

4.38%, 07/12/21	$23,935	$24,982,156
5.00%, 06/15/45 (Call 12/15/44)	28,853	26,761,158
5.63%, 02/26/44 (Call 08/26/43)	29,266	29,814,737
6.13%, 01/18/41	29,619	31,988,520
7.38%, 03/18/19	21,989	25,463,262
7.38%, 09/18/37	19,443	23,914,890
8.13%, 05/21/24	13,855	17,717,081

		217,285,982
COSTA RICA — 0.95%
Costa Rica Government International Bond
4.25%, 01/26/23[b]	16,834	15,508,323
7.00%, 04/04/44[b]	18,970	18,092,637
7.16%, 03/12/45[b]	17,192	16,418,360

		50,019,320
CROATIA — 2.41%
Croatia Government International Bond
5.50%, 04/04/23[b]	22,490	23,164,700
6.00%, 01/26/24[b]	28,265	29,784,244
6.38%, 03/24/21[b]	25,108	27,053,870
6.63%, 07/14/20[b]	18,905	20,700,975
6.75%, 11/05/19[b]	23,658	26,023,800

		126,727,589
DOMINICAN REPUBLIC — 2.34%
Dominican Republic International Bond
5.50%, 01/27/25[b]	21,760	21,841,600
5.88%, 04/18/24[b]	20,550	21,320,625
6.85%, 01/27/45[b]	24,432	24,554,160
7.45%, 04/30/44[b]	29,320	31,372,400
7.50%, 05/06/21[b]	21,327	23,859,581

		122,948,366
ECUADOR — 1.00%
Ecuador Government International Bond
7.95%, 06/20/24[b]	34,316	28,353,595
10.50%, 03/24/20[b]	25,600	24,320,000

		52,673,595
EGYPT — 0.83%
Egypt Government International Bond
5.75%, 04/29/20[b]	15,974	16,620,947
5.88%, 06/11/25[b]	27,830	27,273,400

		43,894,347
EL SALVADOR — 0.32%
El Salvador Government International Bond
7.65%, 06/15/35[b]	16,752	16,689,180

		16,689,180
ETHIOPIA — 0.32%
Federal Democratic Republic of Ethiopia
6.63%, 12/11/24[b]	17,200	16,985,000

		16,985,000

Security	Principal (000s)	Value

GABON — 0.45%
Gabonese Republic
6.38%, 12/12/24[b]	$25,570	$23,844,025

		23,844,025
GHANA — 0.61%
Republic of Ghana
7.88%, 08/07/23[b]	17,168	15,944,780
8.13%, 01/18/26[b]	17,512	16,286,160

		32,230,940
HUNGARY — 4.05%
Hungary Government International Bond
4.00%, 03/25/19	10,792	11,224,435
4.13%, 02/19/18	15,164	15,791,941
5.38%, 02/21/23	29,496	31,940,334
5.38%, 03/25/24	26,900	29,294,100
5.75%, 11/22/23	28,710	31,882,455
6.25%, 01/29/20	28,943	32,646,257
6.38%, 03/29/21	35,248	40,327,589
7.63%, 03/29/41	14,658	19,656,378

		212,763,489
INDONESIA — 3.71%
Indonesia Government International Bond
3.38%, 04/15/23[b]	10,600	10,056,750
3.75%, 04/25/22[b]	13,651	13,514,490
4.63%, 04/15/43[b]	11,203	10,110,708
4.88%, 05/05/21[b]	17,089	18,071,617
5.13%, 01/15/45[b]	12,355	11,891,688
5.25%, 01/17/42[b]	12,732	12,413,700
5.38%, 10/17/23[b]	5,864	6,318,460
5.88%, 03/13/20[b]	10,322	11,470,323
5.88%, 01/15/24[b]	14,116	15,739,340
6.63%, 02/17/37[b]	9,918	11,157,750
6.75%, 01/15/44[b]	12,233	14,251,445
6.88%, 01/17/18[b]	10,747	12,009,773
7.75%, 01/17/38[b]	13,027	16,511,722
8.50%, 10/12/35[b]	9,790	13,143,075
11.63%, 03/04/19[b]	14,039	18,355,992

		195,016,833
IRAQ — 0.71%
Republic of Iraq
5.80%, 01/15/28[b] (Call 09/14/15)	47,145	37,409,558

		37,409,558
IVORY COAST — 1.06%
Ivory Coast Government International Bond
5.75%, 12/31/32[b,d]	41,722	38,488,545
6.38%, 03/03/28[b]	17,950	17,232,000

		55,720,545
KAZAKHSTAN — 0.85%
KazAgro National Management Holding JSC
4.63%, 05/24/23[b]	10,000	8,825,000

233

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

July 31, 2015

Security	Principal (000s)	Value

Kazakhstan Government International Bond
3.88%, 10/14/24[b]	$15,250	$14,106,250
4.88%, 10/14/44[b]	15,440	12,738,000
Republic of Kazakhstan
5.13%, 07/21/25[e]	5,400	5,352,750
6.50%, 07/21/45[e]	3,630	3,602,775

		44,624,775
KENYA — 0.63%
Kenya Government International Bond
6.88%, 06/24/24[b]	33,460	32,916,275

		32,916,275
LATVIA — 0.39%
Republic of Latvia
2.75%, 01/12/20[b]	20,567	20,725,983

		20,725,983
LEBANON — 3.07%
Lebanese Republic
6.65%, 02/26/30[b]	20,762	21,151,287
Lebanon Government International Bond
5.15%, 11/12/18[b]	17,631	17,763,233
6.00%, 01/27/23[b]	16,922	17,070,068
6.10%, 10/04/22[b]	24,265	24,659,306
6.38%, 03/09/20	17,504	18,204,160
6.60%, 11/27/26[b]	22,721	23,289,025
6.75%, 11/29/27[b]	11,317	11,713,095
8.25%, 04/12/21[b]	24,250	27,432,812

		161,282,986
LITHUANIA — 1.94%
Lithuania Government International Bond
6.13%, 03/09/21[b]	24,100	27,977,449
6.63%, 02/01/22[b]	35,369	42,440,324
7.38%, 02/11/20[b]	26,299	31,473,065

		101,890,838
MEXICO — 2.59%
Mexico Government International Bond
3.60%, 01/30/25	14,100	13,973,100
3.63%, 03/15/22	14,774	14,973,449
4.00%, 10/02/23	18,874	19,440,220
4.60%, 01/23/46	9,700	9,154,375
4.75%, 03/08/44	14,368	13,972,880
5.13%, 01/15/20	9,934	10,989,487
5.55%, 01/21/45	6,458	6,982,713
5.75%, 10/12/49	12,524	12,555,310
5.95%, 03/19/19	6,208	6,952,960
6.05%, 01/11/40	10,016	11,593,520
6.75%, 09/27/34	7,751	9,834,081
8.30%, 08/15/31	3,978	5,902,358

		136,324,453

Security	Principal (000s)	Value

MONGOLIA — 0.26%
Mongolia Government International Bond
5.13%, 12/05/22[b]	$15,765	$13,557,900

		13,557,900
MOROCCO — 0.48%
Morocco Government International Bond
4.25%, 12/11/22[b]	24,609	25,039,658

		25,039,658
NETHERLANDS — 0.33%
Republic of Angola Via Northern Lights III BV
7.00%, 08/16/19[b]	17,370	17,226,698

		17,226,698
PAKISTAN — 0.70%
Pakistan Government International Bond
7.25%, 04/15/19[b]	17,081	17,756,980
8.25%, 04/15/24[b]	17,806	19,054,646

		36,811,626
PANAMA — 2.11%
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)	22,359	22,247,205
4.00%, 09/22/24 (Call 06/22/24)	20,430	20,710,913
5.20%, 01/30/20	24,954	27,605,362
6.70%, 01/26/36	32,398	40,416,505

		110,979,985
PARAGUAY — 0.31%
Republic of Paraguay
6.10%, 08/11/44[b]	15,850	16,325,500

		16,325,500
PERU — 3.08%
Peruvian Government International Bond
5.63%, 11/18/50	40,305	45,191,981
6.55%, 03/14/37	15,360	19,180,800
7.35%, 07/21/25	32,635	42,629,469
8.75%, 11/21/33	500	752,500
8.75%, 11/21/33	35,856	53,963,280

		161,718,030
PHILIPPINES — 4.90%
Philippine Government International Bond
3.95%, 01/20/40	27,405	28,090,125
4.00%, 01/15/21	21,432	23,146,560
4.20%, 01/21/24	14,281	15,709,100
5.00%, 01/13/37	13,714	16,113,950
5.50%, 03/30/26	12,000	14,295,000
6.38%, 01/15/32	14,659	19,276,585
6.38%, 10/23/34	26,587	35,693,047
7.75%, 01/14/31	20,922	30,467,662
8.38%, 06/17/19	14,158	17,432,038

234

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

July 31, 2015

Security	Principal (000s)	Value

9.50%, 02/02/30	$21,277	$34,681,510
10.63%, 03/16/25	14,076	22,609,575

		257,515,152
POLAND — 3.59%
Poland Government International Bond
3.00%, 03/17/23	28,189	27,999,288
4.00%, 01/22/24	26,597	28,139,626
5.00%, 03/23/22	42,022	46,998,665
5.13%, 04/21/21	25,847	28,983,017
6.38%, 07/15/19	48,925	56,761,317

		188,881,913
ROMANIA — 2.04%
Romanian Government International Bond
4.38%, 08/22/23[b]	25,118	26,154,117
4.88%, 01/22/24[b]	17,396	18,657,210
6.13%, 01/22/44[b]	14,410	16,553,920
6.75%, 02/07/22[b]	38,801	45,736,679

		107,101,926
RUSSIA — 4.31%
Russian Foreign Bond — Eurobond
3.50%, 01/16/19[b]	8,800	8,701,000
4.50%, 04/04/22[b]	10,200	9,894,000
4.88%, 09/16/23[b]	18,400	17,917,000
5.00%, 04/29/20[b]	21,000	21,420,000
5.63%, 04/04/42[b]	20,000	18,400,000
5.88%, 09/16/43[b]	9,200	8,717,000
7.50%, 03/31/30[b,d]	81,220	95,027,400
11.00%, 07/24/18[b]	21,364	25,763,382
12.75%, 06/24/28[b]	13,339	20,675,450

		226,515,232
SERBIA — 1.53%
Republic of Serbia
4.88%, 02/25/20[b]	21,388	21,601,880
5.88%, 12/03/18[b]	18,077	19,003,446
7.25%, 09/28/21[b]	35,307	39,720,375

		80,325,701
SLOVAKIA — 0.53%
Slovakia Government International Bond
4.38%, 05/21/22[b]	25,309	27,955,562

		27,955,562
SOUTH AFRICA — 2.51%
South Africa Government International Bond
4.67%, 01/17/24	20,169	20,703,478
5.38%, 07/24/44	13,997	14,101,978
5.50%, 03/09/20	24,358	26,489,325
5.88%, 05/30/22	9,093	10,070,498
5.88%, 09/16/25	27,529	30,598,483
6.88%, 05/27/19	26,486	30,207,283

		132,171,045

Security	Principal (000s)	Value

SRI LANKA — 1.28%
Sri Lanka Government International Bond
5.88%, 07/25/22[b]	$17,844	$17,710,170
6.00%, 01/14/19[b]	17,588	18,035,878
6.25%, 10/04/20[b]	13,262	13,659,860
6.25%, 07/27/21[b]	17,580	17,909,625

		67,315,533
TUNISIA — 0.32%
Banque Centrale de Tunisie SA
5.75%, 01/30/25[b]	17,192	16,848,160

		16,848,160
TURKEY — 5.36%
Turkey Government International Bond
3.25%, 03/23/23	9,066	8,345,253
4.25%, 04/14/26	4,500	4,259,250
4.88%, 04/16/43	20,483	18,434,700
5.13%, 03/25/22	6,968	7,257,172
5.63%, 03/30/21	9,321	9,992,112
5.75%, 03/22/24	15,018	16,129,332
6.00%, 01/14/41	19,537	20,386,859
6.25%, 09/26/22	17,496	19,341,828
6.63%, 02/17/45	9,747	11,116,454
6.75%, 04/03/18	16,379	18,025,089
6.75%, 05/30/40	12,766	14,559,623
6.88%, 03/17/36	20,747	23,838,303
7.00%, 03/11/19	12,019	13,455,271
7.00%, 06/05/20	15,304	17,362,388
7.25%, 03/05/38	8,958	10,758,558
7.38%, 02/05/25	21,903	26,064,570
7.50%, 11/07/19	10,102	11,597,096
8.00%, 02/14/34	11,620	14,850,360
11.88%, 01/15/30	9,700	16,203,850

		281,978,068
UKRAINE — 1.17%
Ukraine Government International Bond
7.50%, 04/17/23[b]	23,121	13,525,785
7.75%, 09/23/20[b]	25,166	14,407,535
7.80%, 11/28/22[b]	36,638	21,433,230
7.95%, 02/23/21[b]	20,239	11,941,010

		61,307,560
URUGUAY — 2.00%
Uruguay Government International Bond
4.50%, 08/14/24	28,926	30,625,403
5.10%, 06/18/50	56,472	54,213,350
7.63%, 03/21/36	15,389	20,563,551

		105,402,304
VENEZUELA — 0.98%
Venezuela Government International Bond
6.00%, 12/09/20[b]	5,402	1,931,215
7.00%, 12/01/18[b]	4,436	1,874,210
7.00%, 03/31/38[b]	4,954	1,696,745
7.65%, 04/21/25	6,555	2,343,413

235

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND ETF

July 31, 2015

Security	Principal or Shares (000s)	Value

7.75%, 10/13/19[b]	$12,529	$4,729,698
8.25%, 10/13/24[b]	11,730	4,281,450
9.00%, 05/07/23[b]	10,031	3,761,625
9.25%, 09/15/27	16,539	6,946,380
9.25%, 05/07/28[b]	9,118	3,419,250
9.38%, 01/13/34	6,815	2,589,700
11.75%, 10/21/26[b]	11,989	5,035,380
11.95%, 08/05/31[b]	16,711	6,976,926
12.75%, 08/23/22[b]	13,575	6,074,812

		51,660,804
VIETNAM — 0.37%
Vietnam Government International Bond
4.80%, 11/19/2[b]	19,345	19,339,258

		19,339,258
ZAMBIA — 0.49%
Republic of Zambia
8.97%, 07/30/27[e]	10,700	10,341,550
Zambia Government International Bond
8.50%, 04/14/24[b]	16,143	15,594,138

		25,935,688

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $4,303,669,673)		4,161,567,640

SHORT-TERM INVESTMENTS — 0.23%

MONEY MARKET FUNDS — 0.23%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[f,g]	12,025	12,025,377

		12,025,377

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,025,377)		12,025,377

TOTAL INVESTMENTS IN SECURITIES — 98.63%
(Cost: $5,391,178,920)		5,186,327,586
Other Assets, Less Liabilities — 1.37%		72,292,140

NET ASSETS — 100.00%		$5,258,619,726

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Issuer is in default of interest payments.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

236

Schedule of Investments (Unaudited)

iSHARES® TIPS BOND ETF

July 31, 2015

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.88%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/16[a]	$462,865	$460,695,082
0.13%, 04/15/17	361,973	363,443,284
0.13%, 04/15/18	1,482,872	1,493,066,644
0.13%, 04/15/19[a]	767,902	770,901,908
0.13%, 04/15/20	391,823	391,700,394
0.13%, 01/15/22	219,171	216,499,906
0.13%, 07/15/22[a]	430,151	425,513,604
0.13%, 01/15/23	601,213	588,907,114
0.13%, 07/15/24	1,145,084	1,113,594,267
0.25%, 01/15/25[a]	398,884	390,408,023
0.38%, 07/15/23[a]	786,182	786,181,873
0.38%, 07/15/25	232,284	230,396,525
0.63%, 07/15/21	509,386	522,598,315
0.63%, 01/15/24[a]	1,189,842	1,206,016,448
0.63%, 02/15/43[a]	21,357	19,171,575
0.75%, 02/15/42[a]	309,248	287,648,827
0.75%, 02/15/45	212,040	196,335,973
1.13%, 01/15/21[a]	481,708	506,019,142
1.25%, 07/15/20	307,229	325,711,259
1.38%, 07/15/18[a]	7,401	7,775,496
1.38%, 01/15/20[a]	298,888	316,727,898
1.38%, 02/15/44	417,321	450,771,856
1.63%, 01/15/18[a]	28,899	30,231,039
1.75%, 01/15/28[a]	227,802	258,875,980
1.88%, 07/15/19[a]	530,209	572,294,711
2.00%, 01/15/16	8,880	8,919,004
2.00%, 01/15/26[a]	137,063	157,237,376
2.13%, 01/15/19[a]	7,060	7,605,971
2.13%, 02/15/40	168,664	209,538,877
2.13%, 02/15/41[a]	169,461	212,012,157
2.38%, 01/15/17[a]	1,042	1,081,664
2.38%, 01/15/25[a]	111,846	131,173,991
2.38%, 01/15/27[a]	190,261	227,956,240
2.50%, 07/15/16[a]	296	303,131
2.50%, 01/15/29	288,864	357,334,050
2.63%, 07/15/17[a]	77,949	82,601,844
3.38%, 04/15/32[a]	59,849	84,704,841
3.63%, 04/15/28	111,144	151,711,376
3.88%, 04/15/29	259,173	368,106,274

		13,931,773,939

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $13,965,309,416)		13,931,773,939

SHORT-TERM INVESTMENTS — 6.87%

MONEY MARKET FUNDS — 6.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[b,c,d]	769,124	769,123,504

Security	Shares (000s)	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[b,c,d]	86,893	$86,892,704
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	102,799	102,798,856

		958,815,064

TOTAL SHORT-TERM INVESTMENTS
(Cost: $958,815,064)		958,815,064

TOTAL INVESTMENTS IN SECURITIES — 106.75%
(Cost: $14,924,124,480)		14,890,589,003
Other Assets, Less Liabilities — (6.75)%		(941,304,384)

NET ASSETS — 100.00%		$13,949,284,619

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

237

Schedule of Investments (Unaudited)

iSHARES® TREASURY FLOATING RATE BOND ETF

July 31, 2015

Security	Principal or Shares (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.90%
U.S. Treasury Floating Rate Note
0.10%, 01/31/16[a]	$470	$470,005
0.10%, 10/31/16[a]	1,950	1,950,078
0.12%, 04/30/16[a]	1,590	1,590,318
0.12%, 07/31/16[a]	750	750,172
0.12%, 04/30/17[a]	4,000	3,999,920
0.13%, 01/31/17[a]	1,250	1,250,600

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $10,010,992)		10,011,093

MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,c]	9	8,956

TOTAL MONEY MARKET FUNDS
(Cost: $8,956)		8,956

TOTAL INVESTMENTS IN SECURITIES — 99.99%
(Cost: $10,019,948)		10,020,049
Other Assets, Less Liabilities — 0.01%		697

NET ASSETS — 100.00%		$10,020,746

[a]	Variable rate security. Rate shown is as of report date.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

238

Schedule of Investments (Unaudited)

iSHARES® UTILITIES BOND ETF

July 31, 2015

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 95.15%

DIVERSIFIED FINANCIAL SERVICES — 2.82%
National Rural Utilities Cooperative Finance Corp.
4.02%, 11/01/32 (Call 05/01/32)	$75	$74,779
4.75%, 04/30/43 (Call 04/30/23)[a]	38	37,715
5.45%, 02/01/18	113	123,157
10.38%, 11/01/18	150	188,576

		424,227
ELECTRIC — 87.14%
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)	25	23,960
3.75%, 03/01/45 (Call 09/01/44)	35	32,088
4.15%, 08/15/44 (Call 02/15/44)	75	73,553
6.00%, 03/01/39	113	139,051
6.13%, 05/15/38	38	47,076
Ameren Illinois Co.
4.30%, 07/01/44 (Call 01/01/44)	132	134,253
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	132	127,876
4.45%, 06/01/45 (Call 12/01/44)	25	24,407
7.00%, 04/01/38	57	73,768
Arizona Public Service Co.
4.70%, 01/15/44 (Call 07/15/43)	57	60,242
8.75%, 03/01/19	75	91,337
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (Call 11/01/24)	188	186,858
4.50%, 02/01/45 (Call 08/01/44)	132	131,010
5.15%, 11/15/43 (Call 05/15/43)	19	20,577
6.13%, 04/01/36	169	201,952
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	38	34,339
4.50%, 04/01/44 (Call 10/01/43)	57	59,840
CMS Energy Corp.
4.88%, 03/01/44 (Call 09/01/43)	38	39,232
Commonwealth Edison Co.
3.10%, 11/01/24 (Call 08/01/24)	150	147,785
3.40%, 09/01/21 (Call 06/01/21)	75	77,440
Connecticut Light & Power Co. (The)
Series A
4.15%, 06/01/45 (Call 12/01/44)	50	49,358
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)	75	75,434
3.95%, 03/01/43 (Call 09/01/42)	38	35,592
4.45%, 03/15/44 (Call 09/15/43)	150	151,283
4.63%, 12/01/54 (Call 06/01/54)	38	37,179
5.50%, 09/15/16	150	157,667
Series 08-B
6.75%, 04/01/38	75	96,338
Constellation Energy Group Inc.
5.15%, 12/01/20 (Call 09/01/20)	38	41,840
Consumers Energy Co.
3.13%, 08/31/24 (Call 05/31/24)	75	74,823
6.13%, 03/15/19	150	172,408
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	75	76,285

Security	Principal (000s)	Value

Dominion Resources Inc./VA
2.50%, 12/01/19 (Call 11/01/19)	$263	$263,294
4.70%, 12/01/44 (Call 06/01/44)	75	74,452
5.75%, 10/01/54 (Call 10/01/24)[a]	38	39,330
Series A
1.40%, 09/15/17	75	74,609
Series F
5.25%, 08/01/33	75	79,819
DTE Electric Co.
2.65%, 06/15/22 (Call 03/15/22)	375	368,362
3.38%, 03/01/25 (Call 12/01/24)	57	57,772
4.30%, 07/01/44 (Call 01/01/44)	38	38,649
Duke Energy Carolinas LLC
4.00%, 09/30/42 (Call 03/30/42)	57	55,373
6.05%, 04/15/38	113	141,544
7.00%, 11/15/18	113	131,327
Duke Energy Corp.
2.10%, 06/15/18 (Call 05/15/18)	375	377,951
3.75%, 04/15/24 (Call 01/15/24)	113	115,167
3.95%, 10/15/23 (Call 07/15/23)	38	39,376
Duke Energy Florida Inc.
3.85%, 11/15/42 (Call 05/15/42)	38	36,108
6.40%, 06/15/38	38	49,368
Duke Energy Progress Inc.
4.15%, 12/01/44 (Call 06/01/44)	113	112,685
4.38%, 03/30/44 (Call 09/30/43)	244	251,147
Empresa Nacional de Electricidad SA/Chile
4.25%, 04/15/24 (Call 01/15/24)	38	38,564
Entergy Arkansas Inc.
4.95%, 12/15/44 (Call 12/15/24)	57	57,385
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	75	77,582
Entergy Louisiana LLC
4.95%, 01/15/45 (Call 01/15/25)	19	18,982
5.40%, 11/01/24	75	85,499
Entergy Texas Inc.
7.13%, 02/01/19	113	131,268
Eversource Energy
Series H
3.15%, 01/15/25 (Call 10/15/24)	19	18,430
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)	132	134,242
5.20%, 10/01/19	75	81,962
5.60%, 06/15/42 (Call 12/15/41)	68	69,448
6.25%, 10/01/39	94	102,737
FirstEnergy Solutions Corp.
6.05%, 08/15/21[b]	94	100,899
6.80%, 08/15/39	38	38,466
Florida Power & Light Co.
3.80%, 12/15/42 (Call 06/15/42)	57	54,233
4.05%, 06/01/42 (Call 12/01/41)	38	37,591
4.05%, 10/01/44 (Call 04/01/44)	75	74,030
5.69%, 03/01/40	113	139,724
Georgia Power Co.
2.85%, 05/15/22	38	36,908
4.30%, 03/15/42	113	105,902
4.30%, 03/15/43	19	17,701
Idaho Power Co.
3.65%, 03/01/45 (Call 09/01/44)	25	23,096
Indiana Michigan Power Co.
7.00%, 03/15/19	113	131,430
Series J
3.20%, 03/15/23 (Call 12/15/22)	75	73,969

239

Schedule of Investments (Unaudited) (Continued)

iSHARES® UTILITIES BOND ETF

July 31, 2015

Security	Principal (000s)	Value

ITC Holdings Corp.
3.65%, 06/15/24 (Call 03/15/24)	$57	$56,546
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/42	71	77,692
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	38	41,698
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	57	64,338
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	38	38,436
4.40%, 10/15/44 (Call 04/15/44)	75	77,022
4.80%, 09/15/43 (Call 03/15/43)	113	122,917
Nevada Power Co.
6.50%, 08/01/18	75	85,040
7.13%, 03/15/19	75	87,756
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	300	297,178
Northern States Power Co./MN
2.60%, 05/15/23 (Call 11/15/22)	113	109,832
3.40%, 08/15/42 (Call 02/15/42)	38	33,697
4.13%, 05/15/44 (Call 11/15/43)	57	57,078
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	38	38,951
5.63%, 11/15/17	113	123,017
NV Energy Inc.
6.25%, 11/15/20	113	130,760
Oglethorpe Power Corp.
4.20%, 12/01/42	38	35,950
4.55%, 06/01/44	27	26,799
Oklahoma Gas & Electric Co.
4.55%, 03/15/44 (Call 09/15/43)	57	58,870
Oncor Electric Delivery Co. LLC
3.75%, 04/01/45 (Call 10/01/44)[c]	50	45,440
4.55%, 12/01/41 (Call 06/01/41)	75	76,764
7.00%, 05/01/32	75	96,924
Pacific Gas & Electric Co.
3.25%, 06/15/23 (Call 03/15/23)	225	224,901
3.85%, 11/15/23 (Call 08/15/23)	38	39,394
4.75%, 02/15/44 (Call 08/15/43)	75	79,248
5.80%, 03/01/37	75	88,297
6.05%, 03/01/34	282	343,620
PacifiCorp
3.60%, 04/01/24 (Call 01/01/24)	113	116,514
PECO Energy Co.
4.15%, 10/01/44 (Call 04/01/44)	75	74,791
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	27	27,736
4.15%, 03/15/43 (Call 09/15/42)	19	18,703
PPL Capital Funding Inc.
3.40%, 06/01/23 (Call 03/01/23)	113	111,953
3.95%, 03/15/24 (Call 12/15/23)	113	115,541
4.70%, 06/01/43 (Call 12/01/42)	27	27,138
PPL Electric Utilities Corp.
4.13%, 06/15/44 (Call 12/15/43)	75	74,478
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	75	74,837
PSEG Power LLC
5.32%, 09/15/16	113	118,288
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	57	54,787
3.60%, 09/15/42 (Call 03/15/42)	38	34,810
3.95%, 03/15/43 (Call 09/15/42)	38	37,269
4.30%, 03/15/44 (Call 09/15/43)	94	96,392

Security	Principal (000s)	Value

Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	$75	$71,987
3.95%, 05/01/42 (Call 11/01/41)	38	36,918
Series I
1.80%, 06/01/19 (Call 05/01/19)	113	112,616
4.00%, 06/01/44 (Call 12/01/43)	150	146,318
Puget Energy Inc.
6.00%, 09/01/21	113	129,742
Puget Sound Energy Inc.
4.30%, 05/20/45 (Call 11/20/44)	25	25,561
5.76%, 10/01/39	75	90,725
San Diego Gas & Electric Co.
3.00%, 08/15/21	113	114,423
South Carolina Electric & Gas Co.
4.50%, 06/01/64 (Call 12/01/63)	19	17,606
4.60%, 06/15/43 (Call 12/15/42)	57	57,029
5.10%, 06/01/65 (Call 12/01/64)	25	25,704
6.63%, 02/01/32	75	92,462
Southern California Edison Co.
1.85%, 02/01/22	75	74,341
4.05%, 03/15/42 (Call 09/15/41)	19	18,616
4.65%, 10/01/43 (Call 04/01/43)	75	80,662
Series 08-A
5.95%, 02/01/38	75	92,402
Series C
3.50%, 10/01/23 (Call 07/01/23)	225	231,179
3.60%, 02/01/45 (Call 08/01/44)	94	85,528
Southern Co. (The)
1.30%, 08/15/17	188	187,320
Tampa Electric Co.
4.35%, 05/15/44 (Call 11/15/43)	75	76,144
TECO Finance Inc.
6.57%, 11/01/17	132	145,636
Toledo Edison Co. (The)
6.15%, 05/15/37	27	31,702
TransAlta Corp.
1.90%, 06/03/17	75	73,982
4.50%, 11/15/22 (Call 08/15/22)	38	37,519
Tri-State Generation & Transmission Association Inc.
4.70%, 11/01/44 (Call 05/01/44)[c]	38	39,870
Virginia Electric & Power Co.
2.75%, 03/15/23 (Call 12/15/22)	38	37,138
3.45%, 02/15/24 (Call 11/15/23)	150	152,648
4.00%, 01/15/43 (Call 07/15/42)	38	36,669
4.45%, 02/15/44 (Call 08/15/43)	38	39,260
8.88%, 11/15/38	57	89,945
Series D
4.65%, 08/15/43 (Call 02/15/43)	38	40,411
WEC Energy Group Inc.
3.55%, 06/15/25 (Call 03/15/25)	50	49,975
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)	38	37,747
Wisconsin Electric Power Co.
4.25%, 06/01/44 (Call 12/01/43)	94	95,610
Wisconsin Power & Light Co.
4.10%, 10/15/44 (Call 04/15/44)	94	92,012
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	132	143,333

		13,103,374

240

Schedule of Investments (Unaudited) (Continued)

iSHARES® UTILITIES BOND ETF

July 31, 2015

Security	Principal or Shares (000s)	Value

GAS — 4.12%
AGL Capital Corp.
4.40%, 06/01/43 (Call 12/01/42)	$57	$56,397
5.88%, 03/15/41 (Call 09/15/40)	19	22,533
Atmos Energy Corp.
4.13%, 10/15/44 (Call 04/15/44)	38	36,920
8.50%, 03/15/19	38	46,080
ONE Gas Inc.
4.66%, 02/01/44 (Call 08/01/43)	57	60,338
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	19	18,421
3.55%, 06/15/24 (Call 03/15/24)	188	186,496
6.00%, 10/15/39	19	22,558
Southern California Gas Co.
4.45%, 03/15/44 (Call 09/15/43)	75	78,756
Series KK
5.75%, 11/15/35	75	91,153

		619,652

TRANSPORTATION — 0.25%
NorthWestern Corp.
4.18%, 11/15/44 (Call 05/15/44)	38	37,364

		37,364

WATER — 0.82%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	75	74,965
6.59%, 10/15/37	38	47,868

		122,833

TOTAL CORPORATE BONDS & NOTES
(Cost: $14,612,869)		14,307,450

SHORT-TERM INVESTMENTS — 2.78%

MONEY MARKET FUNDS — 2.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[d,e,f]	97	97,127
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[d,e,f]	11	10,973

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[d,e]	310	$310,372

		418,472

TOTAL SHORT-TERM INVESTMENTS
(Cost: $418,472)		418,472

TOTAL INVESTMENTS IN SECURITIES — 97.93%
(Cost: $15,031,341)		14,725,922
Other Assets, Less Liabilities — 2.07%		311,761

NET ASSETS — 100.00%		$15,037,683

[a]	Variable rate security. Rate shown is as of report date.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
f	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

241

Schedule of Investments (Unaudited)

iSHARES® YIELD OPTIMIZED BOND ETF

July 31, 2015

Security	Shares	Value

INVESTMENT COMPANIES — 99.97%

INVESTMENT GRADE BONDS — 50.13%
iShares 1-3 Year Credit Bond ETF[a]	12,478	$1,312,561
iShares 10+ Year Credit Bond ETF[a]	20,330	1,179,547
iShares Intermediate Credit Bond ETF[a]	34,356	3,745,147

		6,237,255
MORTGAGE-BACKED SECURITIES — 30.27%
iShares MBS ETF[a]	34,425	3,766,095

		3,766,095
NON-INVESTMENT GRADE BONDS — 19.57%
iShares iBoxx $ High Yield Corporate Bond ETF[a]	27,695	2,436,329

		2,436,329

TOTAL INVESTMENT COMPANIES (Cost: $12,608,193)		12,439,679

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[a,b]	1,179	1,179

		1,179

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,179)		1,179

TOTAL INVESTMENTS IN SECURITIES — 99.98%
(Cost: $12,609,372)		12,440,858
Other Assets, Less Liabilities — 0.02%		3,062

NET ASSETS — 100.00%		$12,443,920

[a]	Affiliated issuer. See Note 2.
b	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

242

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF
0-5 Year High Yield Corporate Bond
0-5 Year Investment Grade Corporate Bond
0-5 Year TIPS Bond
1-3 Year International Treasury Bond
Aaa - A Rated Corporate Bond
B - Ca Rated Corporate Bond
Baa - Ba Rated Corporate Bond
CMBS
Convertible Bond[a]
Core 1-5 Year USD Bond[b]
Core GNMA Bond
Core Total USD Bond Market
Core U.S. Treasury Bond
Currency Hedged Global ex USD High Yield Bond[c]
Financials Bond
Floating Rate Bond
Global Inflation-Linked Bond
iBonds Dec 2016 Corporate
iBonds Mar 2016 Corporate
iBonds Mar 2016 Corporate ex-Financials
iBonds Dec 2017 Corporate[d]
iBonds Dec 2018 Corporate

iShares ETF
iBonds Mar 2018 Corporate
iBonds Mar 2018 Corporate ex-Financials
iBonds Dec 2019 Corporate[d]
iBonds Dec 2020 Corporate[e]
iBonds Mar 2020 Corporate
iBonds Mar 2020 Corporate ex-Financials
iBonds Dec 2021 Corporate[d]
iBonds Dec 2022 Corporate[d]
iBonds Dec 2023 Corporate[f]
iBonds Mar 2023 Corporate
iBonds Mar 2023 Corporate ex-Financials
iBonds Dec 2024 Corporate[f]
iBonds Dec 2025 Corporate[f]
Industrials Bond
International Inflation-Linked Bond
International Treasury Bond
J.P. Morgan USD Emerging Markets Bond
TIPS Bond
Treasury Floating Rate Bond
Utilities Bond
Yield Optimized Bond

[a]	The Fund commenced operations on June 2, 2015.
[b]	Formerly the iShares Core Short-Term USD Bond ETF.
[c]	The Fund commenced operations on July 28, 2015.
[d]	The Fund commenced operations on March 10, 2015.
[e]	The Fund commenced operations on December 2, 2014.
[f]	The Fund commenced operations on March 11, 2015.

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The

243

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

244

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of July 31, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3		Total

0-5 Year High Yield Corporate Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$776,806,984	$—		$776,806,984
Money Market Funds	156,964,775	—	—		156,964,775

Total	$156,964,775	$776,806,984	$—		$933,771,759

0-5 Year Investment Grade Corporate Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$69,101,761	$—		$69,101,761
U.S. Government Obligations	—	98,170	—		98,170
Money Market Funds	4,986,466	—	—		4,986,466

Total	$4,986,466	$69,199,931	$—		$74,186,397

0-5 Year TIPS Bond
Investments:
Assets:
U.S. Government Obligations	$—	$566,444,887	$—		$566,444,887
Money Market Funds	24,670,907	—	—		24,670,907

Total	$24,670,907	$566,444,887	$—		$591,115,794

1-3 Year International Treasury Bond
Investments:
Assets:
Foreign Government Obligations	$—	$143,144,351	$—		$143,144,351
Money Market Funds	373,388	—	—		373,388

Total	$373,388	$143,144,351	$—		$143,517,739

Aaa - A Rated Corporate Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$374,306,600	$—		$374,306,600
Money Market Funds	39,595,286	—	—		39,595,286

Total	$39,595,286	$374,306,600	$—		$413,901,886

B - Ca Rated Corporate Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$11,542,573	$0	[a]	$11,542,573
Money Market Funds	3,124,373	—	—		3,124,373

Total	$3,124,373	$11,542,573	$0	[a]	$14,666,946

245

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total

Baa - Ba Rated Corporate Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$70,584,240	$—	$70,584,240
Money Market Funds	7,859,295	—	—	7,859,295

Total	$7,859,295	$70,584,240	$—	$78,443,535

CMBS
Investments:
Assets:
Collateralized Mortgage Obligations	$—	$121,904,146	$—	$121,904,146
U.S. Government Agency Obligations	—	59,267,188	—	59,267,188
Money Market Funds	1,320,702	—	—	1,320,702

Total	$1,320,702	$181,171,334	$—	$182,492,036

Convertible Bond
Investments:
Assets:
Convertible Bonds	—	18,755,400	—	18,755,400
Money Market Funds	$332,598	$—	$—	$332,598

Total	$332,598	$18,755,400	$—	$19,087,998

Core 1-5 Year USD Bond
Investments:
Assets:
Asset-Backed Securities	$—	$2,948,894	$—	$2,948,894
Collateralized Mortgage Obligations	—	5,507,732	—	5,507,732
Corporate Bonds & Notes	—	126,936,677	—	126,936,677
Foreign Government Obligations	—	27,317,883	—	27,317,883
U.S. Government & Agency Obligations	—	218,645,531	—	218,645,531
Money Market Funds	105,983,041	—	—	105,983,041

Total	$105,983,041	$381,356,717	$—	$487,339,758

Core GNMA Bond
Investments:
Assets:
U.S. Government Agency Obligations	$—	$58,892,439	$—	$58,892,439
Money Market Funds	29,729,964	—	—	29,729,964

Total	$29,729,964	$58,892,439	$—	$88,622,403

Core Total USD Bond Market
Investments:
Assets:
Asset-Backed Securities	$—	$1,531,708	$—	$1,531,708
Collateralized Mortgage Obligations	—	5,585,732	—	5,585,732
Corporate Bonds & Notes	—	140,742,551	—	140,742,551
Foreign Government Obligations	—	22,432,592	—	22,432,592
Municipal Debt Obligations	—	2,870,843	—	2,870,843
U.S. Government & Agency Obligations	—	230,157,465	—	230,157,465
Money Market Funds	156,133,332	—	—	156,133,332

Total	$156,133,332	$403,320,891	$—	$559,454,223

246

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total

Core U.S. Treasury Bond
Investments:
Assets:
U.S. Government Obligations	$—	$1,352,324,563	$—	$1,352,324,563
Money Market Funds	343,814,484	—	—	343,814,484

Total	$343,814,484	$1,352,324,563	$—	$1,696,139,047

Currency Hedged Global ex USD High Yield Bond
Investments:
Assets:
Investment Companies	$2,489,670	$—	$—	$2,489,670
Money Market Funds	1,239	—	—	1,239

Total	$2,490,909	$—	$—	$2,490,909

Derivatives Financial Instruments:[b]
Assets:
Forward Currency Contracts	—	16,062	—	16,062
Liabilities:
Forward Currency Contracts	$—	$(91)	$—	$(91)

Total	$—	$15,971	$—	$15,971

Financials Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$9,685,770	$—	$9,685,770
Money Market Funds	855,597	—	—	855,597

Total	$855,597	$9,685,770	$—	$10,541,367

Floating Rate Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$3,208,365,240	$—	$3,208,365,240
Foreign Government Obligations	—	262,566,539	—	262,566,539
Money Market Funds	205,044,710	—	—	205,044,710

Total	$205,044,710	$3,470,931,779	$—	$3,675,976,489

Global Inflation-Linked Bond
Investments:
Assets:
Foreign Government Inflation-Indexed Bonds & Notes	$—	$11,438,005	$—	$11,438,005
U.S. Government Obligations	—	7,441,351	—	7,441,351
Money Market Funds	890,640	—	—	890,640

Total	$890,640	$18,879,356	$—	$19,769,996

iBonds Dec 2016 Corporate
Investments:
Assets:
Corporate Bonds & Notes	$—	$30,523,270	$—	$30,523,270
Money Market Funds	2,247,791	—	—	2,247,791

Total	$2,247,791	$30,523,270	$—	$32,771,061

247

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total

iBonds Mar 2016 Corporate
Investments:
Assets:
Corporate Bonds & Notes	$—	$39,214,755	$—	$39,214,755
Investment Companies	7,531,661	—	—	7,531,661
Money Market Funds	16,160,327	—	—	16,160,327

Total	$23,691,988	$39,214,755	$—	$62,906,743

iBonds Mar 2016 Corporate ex-Financials
Investments:
Assets:
Corporate Bonds & Notes	$—	$25,209,169	$—	$25,209,169
Money Market Funds	12,442,405	—	—	12,442,405

Total	$12,442,405	$25,209,169	$—	$37,651,574

iBonds Dec 2017 Corporate
Investments:
Assets:
Corporate Bonds & Notes	$—	$9,598,122	$—	$9,598,122
Money Market Funds	501,409	—	—	501,409

Total	$501,409	$9,598,122	$—	$10,099,531

iBonds Dec 2018 Corporate
Investments:
Assets:
Corporate Bonds & Notes	$—	$34,580,560	$—	$34,580,560
Money Market Funds	2,556,363	—	—	2,556,363

Total	$2,556,363	$34,580,560	$—	$37,136,923

iBonds Mar 2018 Corporate
Investments:
Assets:
Corporate Bonds & Notes	$—	$85,066,974	$—	$85,066,974
Investment Companies	5,051,550	—	—	5,051,550
Money Market Funds	4,332,080	—	—	4,332,080

Total	$9,383,630	$85,066,974	$—	$94,450,604

iBonds Mar 2018 Corporate ex-Financials
Investments:
Assets:
Corporate Bonds & Notes	$—	$168,258,819	$—	$168,258,819
Money Market Funds	12,479,406	—	—	12,479,406

Total	$12,479,406	$168,258,819	$—	$180,738,225

iBonds Dec 2019 Corporate
Investments:
Assets:
Corporate Bonds & Notes	$—	$9,588,365	$—	$9,588,365
Money Market Funds	986,432	—	—	986,432

Total	$986,432	$9,588,365	$—	$10,574,797

iBonds Dec 2020 Corporate
Investments:
Assets:
Corporate Bonds & Notes	$—	$26,084,791	$—	$26,084,791
Money Market Funds	2,190,708	—	—	2,190,708

Total	$2,190,708	$26,084,791	$—	$28,275,499

248

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total

iBonds Mar 2020 Corporate
Investments:
Assets:
Corporate Bonds & Notes	$—	$62,825,002	$—	$62,825,002
Investment Companies	3,167,628	—	—	3,167,628
Money Market Funds	5,220,051	—	—	5,220,051

Total	$8,387,679	$62,825,002	$—	$71,212,681

iBonds Mar 2020 Corporate ex-Financials
Investments:
Assets:
Corporate Bonds & Notes	$—	$53,304,677	$—	$53,304,677
Money Market Funds	4,234,519	—	—	4,234,519

Total	$4,234,519	$53,304,677	$—	$57,539,196

iBonds Dec 2021 Corporate
Investments:
Assets:
Corporate Bonds & Notes	$—	$9,573,869	$—	$9,573,869
Money Market Funds	483,972	—	—	483,972

Total	$483,972	$9,573,869	$—	$10,057,841

iBonds Dec 2022 Corporate
Investments:
Assets:
Corporate Bonds & Notes	$—	$9,521,714	$—	$9,521,714
Money Market Funds	849,086	—	—	849,086

Total	$849,086	$9,521,714	$—	$10,370,800

iBonds Dec 2023 Corporate
Investments:
Assets:
Corporate Bonds & Notes	$—	$9,460,804	$—	$9,460,804
Money Market Funds	621,882	—	—	621,882

Total	$621,882	$9,460,804	$—	$10,082,686

iBonds Mar 2023 Corporate
Investments:
Assets:
Corporate Bonds & Notes	$—	$57,817,067	$—	$57,817,067
Investment Companies	3,083,103	—	—	3,083,103
Money Market Funds	5,144,605	—	—	5,144,605

Total	$8,227,708	$57,817,067	$—	$66,044,775

iBonds Mar 2023 Corporate ex-Financials
Investments:
Assets:
Corporate Bonds & Notes	$—	$37,514,156	$—	$37,514,156
Money Market Funds	3,985,988	—	—	3,985,988

Total	$3,985,988	$37,514,156	$—	$41,500,144

iBonds Dec 2024 Corporate
Investments:
Assets:
Corporate Bonds & Notes	$—	$9,411,264	$—	$9,411,264
Money Market Funds	1,666,358	—	—	1,666,358

Total	$1,666,358	$9,411,264	$—	$11,077,622

249

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total

iBonds Dec 2025 Corporate
Investments:
Assets:
Corporate Bonds & Notes	$—	$9,528,592	$—	$9,528,592
Money Market Funds	1,300,891	—	—	1,300,891

Total	$1,300,891	$9,528,592	$—	$10,829,483

Industrials Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$4,730,772	$—	$4,730,772
Money Market Funds	93,216	—	—	93,216

Total	$93,216	$4,730,772	$—	$4,823,988

International Inflation-Linked Bond
Investments:
Assets:
Foreign Government Inflation-Indexed Bonds & Notes	$—	$60,172,075	$—	$60,172,075
Money Market Funds	77,060	—	—	77,060

Total	$77,060	$60,172,075	$—	$60,249,135

International Treasury Bond
Investments:
Assets:
Foreign Government Obligations	$—	$441,412,114	$—	$441,412,114
Money Market Funds	285,581	—	—	285,581

Total	$285,581	$441,412,114	$—	$441,697,695

J.P. Morgan USD Emerging Markets Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$1,012,734,569	$—	$1,012,734,569
Foreign Government Obligations	—	4,161,567,640	—	4,161,567,640
Money Market Funds	12,025,377	—	—	12,025,377

Total	$12,025,377	$5,174,302,209	$—	$5,186,327,586

TIPS Bond
Investments:
Assets:
U.S. Government Obligations	$—	$13,931,773,939	$—	$13,931,773,939
Money Market Funds	958,815,064	—	—	958,815,064

Total	$958,815,064	$13,931,773,939	$—	$14,890,589,003

Treasury Floating Rate Bond
Investments:
Assets:
U.S. Government Obligations	$—	$10,011,093	$—	$10,011,093
Money Market Funds	8,956	—	—	8,956

Total	$8,956	$10,011,093	$—	$10,020,049

250

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total

Utilities Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$14,307,450	$—	$14,307,450
Money Market Funds	418,472	—	—	418,472

Total	$418,472	$14,307,450	$—	$14,725,922

Yield Optimized Bond
Investments:
Assets:
Investment Companies	$12,439,679	$—	$—	$12,439,679
Money Market Funds	1,179	—	—	1,179

Total	$12,440,858	$—	$—	$12,440,858

[a]	Rounds to less than $1.
[b]	Shown at the unrealized appreciation (depreciation) on the contracts.

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Core GNMA Bond, iShares Core 1-5 Year USD Bond and iShares Core Total USD Bond Market ETFs may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. Each Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by each Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. Each Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Funds could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, each Fund has entered into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Securities pledged as collateral by the Funds, if any, are noted in each Fund’s schedule of investments.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

251

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

As of July 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
0-5 Year High Yield Corporate Bond	$950,907,083	$948,727	$(18,084,051)	$(17,135,324)
0-5 Year Investment Grade Corporate Bond	74,257,758	82,738	(154,099)	(71,361)
0-5 Year TIPS Bond	598,648,208	31,040	(7,563,454)	(7,532,414)
1-3 Year International Treasury Bond	161,179,727	240,998	(17,902,986)	(17,661,988)
Aaa - A Rated Corporate Bond	419,745,108	1,749,151	(7,592,373)	(5,843,222)
B - Ca Rated Corporate Bond	15,469,426	113,329	(915,809)	(802,480)
Baa - Ba Rated Corporate Bond	80,663,303	220,623	(2,440,391)	(2,219,768)
CMBS	182,249,342	1,347,670	(1,104,976)	242,694
Convertible Bond	19,834,345	341,495	(1,087,842)	(746,347)
Core 1-5 Year USD Bond	487,528,329	1,532,466	(1,721,037)	(188,571)
Core GNMA Bond	88,153,718	528,622	(59,937)	468,685
Core Total USD Bond Market	566,014,148	1,283,667	(7,843,592)	(6,559,925)
Core U.S. Treasury Bond	1,697,672,136	2,800,968	(4,334,057)	(1,533,089)
Currency Hedged Global ex USD High Yield Bond	2,508,187	—	(17,278)	(17,278)
Financials Bond	10,502,331	74,723	(35,687)	39,036
Floating Rate Bond	3,679,081,729	2,333,246	(5,438,486)	(3,105,240)
Global Inflation-Linked Bond	21,103,876	697,083	(2,030,963)	(1,333,880)
iBonds Dec 2016 Corporate	32,796,608	2,523	(28,070)	(25,547)
iBonds Mar 2016 Corporate	62,878,094	43,691	(15,042)	28,649
iBonds Mar 2016 Corporate ex-Financials	37,639,435	16,449	(4,310)	12,139
iBonds Dec 2017 Corporate	10,130,974	54	(31,497)	(31,443)
iBonds Dec 2018 Corporate	37,370,399	1,757	(235,233)	(233,476)
iBonds Mar 2018 Corporate	94,494,102	217,660	(261,158)	(43,498)
iBonds Mar 2018 Corporate ex-Financials	180,923,958	298,055	(483,788)	(185,733)
iBonds Dec 2019 Corporate	10,628,163	2,339	(55,705)	(53,366)
iBonds Dec 2020 Corporate	28,468,551	18,110	(211,162)	(193,052)
iBonds Mar 2020 Corporate	71,294,353	344,987	(426,659)	(81,672)
iBonds Mar 2020 Corporate ex-Financials	57,755,598	178,466	(394,868)	(216,402)
iBonds Dec 2021 Corporate	10,230,797	324	(173,280)	(172,956)
iBonds Dec 2022 Corporate	10,597,524	160	(226,884)	(226,724)
iBonds Dec 2023 Corporate	10,365,818	230	(283,362)	(283,132)
iBonds Mar 2023 Corporate	67,040,725	189,999	(1,185,949)	(995,950)
iBonds Mar 2023 Corporate ex-Financials	42,101,845	113,585	(715,286)	(601,701)
iBonds Dec 2024 Corporate	11,406,250	87	(328,715)	(328,628)
iBonds Dec 2025 Corporate	11,137,367	1,558	(309,442)	(307,884)
Industrials Bond	4,941,638	32,397	(150,047)	(117,650)
International Inflation-Linked Bond	71,407,400	1,284,230	(12,442,495)	(11,158,265)
International Treasury Bond	486,102,985	5,210,376	(49,615,666)	(44,405,290)
J.P. Morgan USD Emerging Markets Bond	5,416,604,716	41,292,524	(271,569,654)	(230,277,130)
TIPS Bond	14,963,166,513	121,966,861	(194,544,371)	(72,577,510)
Treasury Floating Rate Bond	10,019,948	356	(255)	101
Utilities Bond	15,031,341	54,359	(359,778)	(305,419)
Yield Optimized Bond	12,609,455	61,019	(229,616)	(168,597)

252

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of July 31, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management does not expect the guidance to have a material impact on the Funds’ financial statements and disclosures.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA, the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares Yield Optimized Bond ETF is a fund of funds that invests primarily in affiliated iShares funds.

The iShares Currency Hedged Global ex USD High Yield Bond ETF currently seeks to achieve its investment objective by investing a substantial portion of its assets in an affiliated iShares fund.

Certain Funds, in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

253

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the nine months ended July 31, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares or Principal Held at Beginning of Period (000s)	Shares or Principal Purchased (000s)	Shares or Principal Sold (000s)	Shares or Principal Held at End of Period (000s)	Value at End of Period	Dividend or Interest Income	Net Realized Gain(Loss)
0-5 Year Investment Grade Corporate Bond
PNC Bank N.A.
2.30%, 06/01/20	—	100	—	100	$98,891	$—	$—
PNC Funding Corp.
2.70%, 09/19/16	150	150	—	300	305,027	1,037	—
5.13%, 02/08/20	—	250	—	250	279,678	735	—
5.25%, 11/15/15	50	—	—	50	50,559	447

					$734,155	$2,219	$—

Aaa - A rated Corporate Bond
PNC Bank N.A.
1.13%, 01/27/17	750	500	—	1,250	$1,244,754	$9,030	$—
1.60%, 06/01/18	—	500	—	500	497,393	—	—
2.20%, 01/28/19	250	—	—	250	250,485	4,066	—
2.70%, 11/01/22	250	—	—	250	240,297	—	—
2.95%, 01/30/23	400	—	—	400	389,314	9,239	—
4.20%, 11/01/25	350	500	—	850	891,164	13,397	—
PNC Funding Corp.
2.70%, 09/19/16	650	—	(100)	550	559,388	6,068	767
5.13%, 02/08/20	675	—	(150)	525	584,925	9,703	(2,770)

					$4,657,720	$51,503	$(2,003)

Core 1-5 Year USD Bond
PNC Funding Corp.
2.70%, 09/19/16	200	150	—	350	$355,974	$2,871	$—
5.13%, 02/08/20	—	100	—	100	111,414	555	—
6.70%, 06/10/19	75	—	—	75	86,688	1,506	—

					$554,076	$4,932	$—

254

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares or Principal Held at Beginning of Period (000s)	Shares or Principal Purchased (000s)	Shares or Principal Sold (000s)	Shares or Principal Held at End of Period (000s)	Value at End of Period	Dividend or Interest Income	Net Realized Gain(Loss)
Core Total USD Bond Market
PNC Bank N.A.
2.20%, 01/28/19	—	500	—	500	$500,971	$4,063	$—
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	25	—	—	25	24,354	593	—

					$525,325	$4,656	$—

Currency Hedged Global ex USD High Yield Bond
iShares Global ex USD High Yield Corporate Bond ETF	—	53,164	—	53,164	$2,489,670	$—	$—

Financials Bond
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	25	—	—	25	$25,263	$702	$—
PNC Funding Corp.
2.70%, 09/19/16	25	—	—	25	25,427	362	—

					$50,690	$1,064	$—

Floating Rate Bond
PNC Bank N.A.
0.55%, 04/29/16	9,000	—	(9,000)	—	$—	$25,576	$811
0.58%, 08/01/17	—	700	—	700	699,309	48	—
0.70%, 06/01/18	—	825	—	825	823,377	293	—

					$1,522,686	$25,917	$811

iBonds Dec 2016 Corporate
PNC Funding Corp.
2.70%, 09/19/16	100	250	—	350	$355,974	$1,531	$—

iBonds Mar 2016 Corporate
iShares iBonds Mar 2016 Corporate ex-Financials ETF	76	—	—	76	$7,531,661	$40,721	$—
PNC Funding Corp.
4.25%, 09/21/15	200	—	—	200	200,983	730	—

					$7,732,644	$41,451	$—

iBonds Dec 2018 Corporate
PNC Bank N.A.
1.50%, 02/23/18	—	250	—	250	$248,507	$514	$—

iBonds Mar 2018 Corporate
iShares iBonds Mar 2018 Corporate ex-Financials ETF	77	—	(26)	51	$5,051,550	$55,481	$46,156
PNC Bank N.A.
1.50%, 02/23/18	—	250	—	250	248,507	514	—
6.00%, 12/07/17	250	—	—	250	274,286	3,411	—

					$5,574,343	$59,406	$46,156

255

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares or Principal Held at Beginning of Period (000s)	Shares or Principal Purchased (000s)	Shares or Principal Sold (000s)	Shares or Principal Held at End of Period (000s)	Value at End of Period	Dividend or Interest Income	Net Realized Gain(Loss)
iBonds Dec 2019 Corporate
PNC Funding Corp.
6.70%, 06/10/19	—	100	—	100	$115,584	$942	$—

iBonds Dec 2020 Corporate
PNC Funding Corp.
4.38%, 08/11/20	—	190	—	190	$206,339	$2,441	$—

iBonds Mar 2020 Corporate
iShares iBonds Mar 2020 Corporate ex-Financials ETF	32	—	—	32	$3,167,628	$51,625	$—
PNC Bank N.A.
2.40%, 10/18/19	—	250	—	250	250,575	1,699
PNC Funding Corp.
5.13%, 02/08/20	300	—	—	300	334,243	6,961	—

					$3,752,446	$60,285	$—

iBonds Dec 2022 Corporate
PNC Funding Corp.
3.30%, 03/08/22	—	100	—	100	$101,727	$1,066	$—

iBonds Mar 2023 Corporate
iShares iBonds Mar 2023 Corporate ex-Financials ETF	32	—	—	32	$3,083,103	$66,898	$—
PNC Bank N.A.
2.70%, 11/01/22	—	250	—	250	240,297	3,350	—
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	100	—	—	100	97,414	2,691	—

					$3,420,814	$72,939	$—

iBonds Dec 2024 Corporate
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	—	60	—	60	$60,632	$801	$—

Yield Optimized Bond
iShares 1-3 Year Credit Bond ETF	10,226	7,999	(5,747)	12,478	$1,312,561	$10,085	$(723)
iShares 3-7 Year Treasury Bond ETF	13,261	—	(13,261)	—	—	1,816	13,778
iShares 10+ Year Credit Bond ETF	—	20,336	(6)	20,330	1,179,547	20,079	(42)
iShares 20+ year Treasury Bond ETF	3,720	2	(3,722)	—	—	1,079	42,337
iShares iBoxx $ High Yield Corporate Bond ETF	18,813	8,891	(9)	27,695	2,436,329	78,849	(48)
iShares Intermediate Credit Bond ETF	11,793	22,750	(187)	34,356	3,745,147	51,930	(86)
iShares MBS ETF	24,576	10,385	(536)	34,425	3,766,095	42,293	452

					$12,439,679	$206,131	$55,668

256

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

3.	FORWARD CURRENCY CONTRACTS

The iShares Currency Hedged Global ex USD High Yield Bond ETF may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of the Fund’s assets that are denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

257

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:	September 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:	September 24, 2015

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	September 24, 2015